UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

Annual Report

DECEMBER 31, 2019

Government Money Market ProFund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (www.profunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 888-PRO-FNDS (888-776-3637) or by sending an e-mail request to info@profunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 888-PRO-FNDS (888-776-3637) or send an email request to info@profunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

1	Message from the Chairman
3	Fund Performance, Allocation of Portfolio Holdings and Expense Examples
7	Financial Statements and Financial Highlights
11	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Board Approval of Investment Advisory Agreement
17	Trustees and Officers
19	Government Cash Management Portfolio

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.  Go to www.icsdelivery.com

2.  Select the first letter of your brokerage firm's name.

3.	From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.  Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above, and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder:

I am pleased to present the Government Money Market ProFund annual report to shareholders, assets of which are managed for us by DWS Investment Americas, Inc. as part of their Government Cash Management Portfolio, for the 12 months ended December 31, 2019.

The Federal Reserve Reversed Monetary Policy Amid Mixed Economic Data, Sending Rates Lower

Faced with a slowing global economy, tariff uncertainties and low inflation, the Federal Reserve (Fed) cut its federal funds rate three times during the period from a range of 2.25% to 2.50% down to 1.50% to 1.75%, then signaled it would pause taking further actions. The Fed did maintain interest rate targets during the first half of the year, but concerns about global growth and trade tensions resurfaced in July after GDP in the United States dropped from 3.1% in the first quarter to 2.0% in the second. Third-quarter GDP later rose to 2.1%. The U.S. Dollar Money Market Rate dropped from 2.48% to 1.53% over the period, closely tracking the effective federal funds rate, which started 2019 at 2.40% and closed the year at 1.55%. As a result of the Fed's rate cuts, yields on Treasurys across various maturities dropped during the period.

In December, Fed Chairman Jerome Powell closed the year saying, "household spending has been strong, supported by a healthy job market, rising incomes and solid consumer confidence," but added, "business investment and exports remain weak, and manufacturing output has declined over the past year." He said, "Our economic outlook remains a favorable one despite global developments and ongoing risks." Among other developments in December, the U.S. and China agreed to terms for a "Phase One" trade agreement.

ProFunds Results

With strong equity markets and an overall favorable economic outlook from the Fed, investor assets were more likely to be actively engaged in the markets during the period than held on the sidelines in cash equivalents, such as money market funds. We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Fund Performance, Allocation of Portfolio Holdings and Expense Examples

4 :: Government Money Market ProFund :: Fund Performance

The Government Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The seven-day yield, as of December 31, 2019, was 0.67% for the Investor Class and 0.02% for the Service Class.

The assets of the Fund are part of a $18.9 billion portfolio managed by DWS Investment Management Americas, Inc. Its managers seek to maintain a stable net asset value of $1.00, however there is no assurance that they will be able to do so.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future results. The performance data quoted represents past performance and current returns may be lower or higher. Yield will vary and principal value may fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month end, please visit ProFunds.com.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Allocation of Portfolio Holdings and Expense Examples :: Government Money Market ProFund :: 5

Investment Objective: The Government Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Government Money Market ProFund
Market Exposure

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio(a)	83%
Total Exposure	83%

(a)	The Government Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.
(b)	Amount is less than 0.5%

Government Cash Management Portfolio
Asset Allocation(a)

Investment Type	% of Net Assets
Government & Agency Obligations
U.S. Government Sponsored Agencies	49%
U.S. Treasury Obligations	30%
Variable Rate Demand Notes	— (b)
Repurchase Agreements	22%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Government Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended December 31, 2019.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended December 31, 2019.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on the ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expense)
	Annualized Expense Ratio During Period	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period*	Ending Account Value 12/31/19	Expenses Paid During Period*
Government Money Market ProFund – Investor Class	0.98%	$1,000.00	$1,005.20	$4.95	$1,020.27	$4.99
Government Money Market ProFund – Service Class	1.98%	1,000.00	1,000.80	9.99	1,015.22	10.06

*	Expenses are equal to the average account value over the period multiplied by the ProFund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

This Page Intentionally Left Blank

Financial Statements and Financial Highlights

8 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Investment in Government Cash Management Portfolio, at value	$236,270,459
Receivable for capital shares issued	70,607,573
Prepaid expenses	26,944
TOTAL ASSETS	306,904,976
LIABILITIES:
Distributions payable	5,875
Payable for capital shares redeemed	20,414,486
Management services fees payable	147,102
Administration fees payable	6,620
Distribution and services fees payable-Service Class	7,732
Trustee fees payable	97
Transfer agency fees payable	64,316
Compliance services fees payable	1,643
Service fees payable	1,065
Other accrued expenses	87,285
TOTAL LIABILITIES	20,736,221
NET ASSETS	$286,168,755
NET ASSETS CONSIST OF:
Capital	$286,175,954
Total distributable earnings (loss)	(7,199)
NET ASSETS	$286,168,755
INVESTOR CLASS:
Net Assets	$277,732,680
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	277,739,879
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$8,436,075
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	8,436,318
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$7,890,632	(a)
Expenses	(246,426	)(a)(b)
TOTAL INVESTMENT INCOME	7,644,206
EXPENSES:
Management services fees	1,231,517
Administration fees	104,108
Distribution and services fees-Service Class	115,305
Transfer agency fees	436,587
Administrative services fees	402,189
Registration and filing fees	64,256
Fund accounting fees	10,000
Trustee fees	9,958
Compliance services fees	4,237
Service fees	16,746
Other fees	162,324
Recoupment of prior expenses reimbursed by the Advisor	754,141
TOTAL NET EXPENSES	3,311,368
NET INVESTMENT INCOME	4,332,838
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(3,256	)(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,329,582

(a)	Allocated from Government Cash Management Portfolio.
(b)	For the year ended December 31, 2019, the Advisor to the Government Cash Management Portfolio waived fees, of which $246,399 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 9

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$4,332,838	$3,281,718
Net realized gains (losses) on investments	(3,256)	(1,853)
Change in net assets resulting from operations	4,329,582	3,279,865
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions
Investor Class	(4,298,300)	(3,269,390)
Service Class	(36,511)	(26,551)
Change in net assets resulting from distributions	(4,334,811)	(3,295,941)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	4,917,216,483	6,867,705,967
Service Class	69,465,496	149,812,946
Distributions reinvested
Investor Class	4,191,800	3,203,363
Service Class	36,500	26,483
Value of shares redeemed
Investor Class	(5,103,875,422)	(6,797,638,863)
Service Class	(75,587,916)	(148,359,309)
Change in net assets resulting from capital transactions	(188,553,059)	74,750,587
Change in net assets	(188,558,288)	74,734,511
NET ASSETS:
Beginning of period	474,727,043	399,992,532
End of period	$286,168,755	$474,727,043
SHARE TRANSACTIONS:
Issued
Investor Class	4,917,216,440	6,867,705,981
Service Class	69,465,496	149,812,969
Reinvested
Investor Class	4,191,800	3,203,363
Service Class	36,500	26,483
Redeemed
Investor Class	(5,103,875,422)	(6,797,638,863)
Service Class	(75,587,916)	(148,359,309)
Change in shares	(188,553,102)	74,750,624

See accompanying notes to the financial statements.

10 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income(a)(b)		Net Realized Gains (Losses) on Investments(b)		Total from Investment Activities		Net Investment Income		Net Realized Gains on Investments		Total Distributions
Government Money Market ProFund
Investor Class
Year Ended December 31, 2019	$1.000	0.013		—	(d)	0.013		(0.013)		—		(0.013)
Year Ended December 31, 2018	$1.000	0.009		—	(d)	0.009		(0.009)		—	(d)	(0.009)
Year Ended December 31, 2017	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended December 31, 2016	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended December 31, 2015	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Service Class
Year Ended December 31, 2019	$1.000	0.003		—	(d)	0.003		(0.003)		—		(0.003)
Year Ended December 31, 2018	$1.000	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
Year Ended December 31, 2017	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended December 31, 2016	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended December 31, 2015	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses(b)(c)	Net Expenses(b)		Net Investment Income(b)	Net Assets, End of Period (000's)

$1.000	1.25%	0.98%	0.98%		1.26%	$277,733
$1.000	0.86%	1.01%	1.01%		0.87%	$460,210
$1.000	0.02%	0.96%	0.90%		0.02%	$386,955
$1.000	0.02%	0.84%	0.41	%(e)	0.02%	$304,901
$1.000	0.02%	0.86%	0.23	%(e)	0.02%	$422,541

$1.000	0.31%	1.98%	1.98%		0.32%	$8,436
$1.000	0.20%	1.64%	1.64%		0.20%	$14,517
$1.000	0.02%	0.96%	0.90%		0.02%	$13,037
$1.000	0.02%	0.84%	0.41	%(e)	0.02%	$22,011
$1.000	0.02%	0.86%	0.23	%(e)	0.02%	$43,741

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.
(c)	For the periods ended December 31, 2019, December 31, 2018, December 31, 2017, December 31, 2016, and December 31, 2015, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.07%, 0.04%, 0.03%, 0.05%, and 0.03%, respectively.
(d)	Amount is less than $0.0005.
(e)	The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

12 :: Government Money Market ProFund :: Notes to Financial Statements :: December 31, 2019

1. Organization

ProFunds (the "Trust") consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Government Money Market ProFund, (the "ProFund"). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Government Cash Management Portfolio (the "Portfolio"), an open-end management investment company that is advised by DWS Investment Management Americas, Inc. ("DIMA") and has the same investment objective as the ProFund. As of December 31, 2019, the percentage of the Portfolio's interests owned by the ProFund was 1.3%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund's financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio's net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio's Notes to Financial Statements included elsewhere in this report provide information about the Portfolio's valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio's income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs

December 31, 2019 :: Notes to Financial Statements :: Government Money Market ProFund :: 13

used for valuing the ProFund's investments are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical assets

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the ProFund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of December 31, 2019, the ProFund's $236,270,459 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund's master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the year ended December 31, 2019.

4. Fees and Transactions with Affiliates and Other Parties

ProFund Advisors LLC (the "Advisor") serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

FIS Investor Services LLC ("FIS") acts as the Trust's transfer agent. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as "Service fees".

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as "Administrative services fees".

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at the annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2019, actual Trustee compensation was $693,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees".

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) as follows:

	For the Period May 1, 2019 through April 30, 2020		For the Period May 1, 2018 through April 30, 2019
	Investor Class	Service Class	Investor Class	Service Class
Government Money Market ProFund	0.98%	1.98%	0.98%	1.98%

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2020 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor has contractually undertaken to waive its fees and/or reimburse certain expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2020.

14 :: Government Money Market ProFund :: Notes to Financial Statements :: December 31, 2019

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such recoupment shall be made monthly, but only to the extent that such recoupment would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor". As of December 31, 2019, the recoupments that may potentially be made by the ProFund are as follows:

Expires 4/30/20
Government Money Market ProFund	$993,552

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2019
Government Money Market ProFund	$4,333,453	$4,333,453
December 31, 2018
Government Money Market ProFund	$3,295,941	$3,295,941

As of the most recent tax year ended December 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Total Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Government Money Market ProFund	$—	$—	$(1,358)	$(5,841)	$—	$(7,199)

As of the tax year ended December 31, 2019, the ProFund had net capital loss carryforwards ("CLCFs") as summarized in the table below:

No Expiration Date
Government Money Market ProFund	$5,841

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or utilized.

6. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that have a material impact on the ProFund's financial statements.

Report of Independent Registered Public Accounting Firm :: Government Money Market ProFund :: 15

To the Board of Trustees of ProFunds and Shareholders of Government Money Market ProFund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Money Market ProFund (one of the funds constituting ProFunds, referred to hereafter as the "Fund") as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the Accounting Agent for the Master Fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 27, 2020

We have served as the auditor of one or more investment companies in ProFunds, Access One Trust and ProShares Trust group since 1997.

16 :: Government Money Market ProFund :: Board Approval of Investment Advisory Agreement (unaudited) :: December 31, 2019

At a meeting held on September 16-17, 2019, the Board of Trustees (the "Board") of ProFunds (the "Trust) considered the renewal of the Investment Advisory Agreement between the Trust and ProFund Advisors LLC (the "Advisor") on behalf of the Government Money Market ProFund (the "Fund") (the "Advisory Agreement").

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's fiduciary responsibilities under state and federal law with respect to the Board's considerations of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

The Board noted that the Fund is a feeder fund that invests all its shares in a master fund that is advised by a third party investment adviser. The Trustees noted that the contractual amount of the fee is 0.35% of the Fund's average annual daily net assets, but that the Advisor does not collect this fee for so long as the Fund is a feeder fund that invests in shares of a master fund. The Board also noted that the Fund pays the Advisor a Management Services fee of 0.35% of the Fund's average annual daily net assets, all of which the Advisor has waived. In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement in light of the structure of the Fund.

The Board considered that the Advisor has the requisite portfolio management skills to manage the Fund if necessary, and considered the reasonableness of the fee should the Advisor begin to provide services under the Advisory Agreement. In assessing the reasonableness of the fee, the Board considered the nature of the services described in the Advisory Agreement, and fees charged by comparable money market funds.

In its deliberations, the Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Fund but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc. ("PDI"), a wholly-owned subsidiary of the Advisor, earns fees from the Fund for providing services under a Distribution and Shareholder Services Plan.

In addition to the information provided and discussions that occurred at the meeting, the Board regularly considers matters bearing on the Fund and its investment advisory, administration and distribution arrangements including the Fund's investment results and performance data, at their regular meetings throughout the year. The Board's conclusions may take into account their consideration for the relevant arrangements during the course of the year and in prior years.

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Advisory Agreement for the Fund is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses, the feeder fund structure of the Fund, and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement and the continued investment by the Fund into the master portfolio was in the best interests of the shareholders of the Fund. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

Government Money Market ProFund :: Trustees and Executive Officers (unaudited) :: 17

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

William D. Fertig c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (122)	Context Capital

Russell S. Reynolds, III c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. and predecessor company (Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (122)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Capital Partners LLC (Real Estate Development): Managing Principal (2010 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (122)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (122)

*	The "Fund Complex" consists of all operational registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFund Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**	Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor and ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).

Victor M. Frye 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present); Chief Compliance Officer of ProFunds Distributors, Inc. (July 2015 to present).

Richard F. Morris 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present	General Counsel of the Advisor, ProShare Advisors, and ProShare Capital Management LLC (December 2015 to present); Chief Legal Officer of ProFunds Distributors, Inc. (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015).

Christopher E. Sabato 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

This Page Intentionally Left Blank

Government Cash Management Portfolio

20 :: Government Cash Management Portfolio :: Investment Portfolio :: December 31, 2019

Investment Portfolio

Government & Agency Obligations 78.9%

U.S. Government Sponsored Agencies 49.0%

	Principal Amount	Value
Federal Farm Credit Bank:
SOFR plus 0.030%, 1.57%*, 2/6/2020	$40,000,000	$40,000,000
SOFR plus 0.075%, 1.615%*, 7/9/2021	68,000,000	68,000,000
SOFR plus 0.100%, 1.64%*, 5/7/2021	25,000,000	25,000,000
1-month LIBOR minus 0.050%, 1.644%*, 2/4/2020	208,500,000	208,500,000
1-month LIBOR minus 0.050%, 1.66%*, 1/8/2020	1,081,000	1,081,000
1-month LIBOR minus 0.050%, 1.663%*, 7/6/2020	50,000,000	50,000,000
1-month LIBOR minus 0.040%, 1.669%*, 5/1/2020	25,294,000	25,293,726
1-month LIBOR minus 0.035%, 1.73%*, 8/20/2020	240,000,000	239,999,576
1-month LIBOR minus 0.060%, 1.732%*, 3/25/2020	510,000	509,955
1-month LIBOR minus 0.030%, 1.735%*, 3/20/2020	15,000,000	14,999,377
1-month LIBOR plus 0.005%, 1.741%*, 1/12/2021	100,000,000	99,992,481
1-month LIBOR minus 0.050%, 1.742%*, 2/25/2020	83,000,000	82,999,437
1-month LIBOR plus 0.010%, 1.774%*, 8/19/2020	15,000,000	15,001,029
1-month LIBOR minus 0.025%, 1.78%*, 5/29/2020	56,500,000	56,498,850
1-month LIBOR plus 0.050%, 1.835%*, 2/21/2020	795,000	795,086
Federal Home Loan Bank:
SOFR plus 0.005%, 1.545%*, 1/17/2020	137,500,000	137,500,000
SOFR plus 0.020%, 1.56%*, 5/14/2020	60,000,000	60,000,000
SOFR plus 0.025%, 1.565%*, 4/22/2020	91,000,000	91,000,000
SOFR plus 0.030%, 1.57%*, 7/17/2020	70,000,000	70,000,000
SOFR plus 0.030%, 1.57%*, 11/6/2020	81,500,000	81,500,000
SOFR plus 0.035%, 1.575%*, 2/21/2020	100,000,000	100,000,000
SOFR plus 0.035%, 1.575%*, 5/8/2020	232,000,000	232,000,000
SOFR plus 0.035%, 1.575%*, 6/19/2020	123,750,000	123,750,000
SOFR plus 0.040%, 1.58%*, 2/9/2021	50,000,000	50,000,000
SOFR plus 0.050%, 1.59%*, 1/17/2020	20,000,000	20,000,000
SOFR plus 0.050%, 1.59%*, 1/22/2021	38,000,000	38,000,000
SOFR plus 0.050%, 1.59%*, 1/28/2021	42,000,000	42,000,000
1.591%**, 2/19/2020	45,000,000	44,903,899
1.592%**, 4/9/2020	100,000,000	99,568,250
1.593%**, 2/21/2020	100,000,000	99,777,442
1.602%**, 3/10/2020	88,000,000	87,733,507
1.602%**, 3/12/2020	100,000,000	99,688,389
SOFR plus 0.065%, 1.605%*, 2/26/2021	150,000,000	150,000,000
1.607%**, 3/20/2020	100,000,000	99,633,028
1.612%**, 2/4/2020	100,000,000	99,849,833
SOFR plus 0.075%, 1.615%*, 6/11/2021	106,000,000	106,000,000
1.618%**, 2/26/2020	165,000,000	164,590,360
1.622%**, 4/29/2020	1,000,000	994,711
1.632%**, 4/17/2020	5,975,000	5,946,408
SOFR plus 0.105%, 1.645%*, 10/1/2020	65,000,000	65,000,000
1.663%**, 1/31/2020	80,000,000	79,890,667
1.678%**, 1/21/2020	58,500,000	58,446,212
1-month LIBOR minus 0.010%, 1.681%*, 9/1/2020	75,000,000	75,000,000
1-month LIBOR minus 0.055%, 1.685%*, 1/14/2020	162,500,000	162,500,000
3-month LIBOR minus 0.195%, 1.714%*, 2/14/2020	255,000,000	255,000,000
1-month LIBOR minus 0.020%, 1.716%*, 5/12/2020	125,000,000	125,000,000
1-month LIBOR minus 0.025%, 1.74%*, 4/20/2020	68,000,000	68,000,000
3-month LIBOR minus 0.200%, 1.801%*, 1/16/2020	225,000,000	225,000,000
3-month LIBOR minus 0.200%, 1.81%*, 1/10/2020	140,000,000	140,000,000
1.813%**, 4/1/2020	80,000,000	79,638,427
3-month LIBOR minus 0.135%, 1.851%*, 4/13/2020	100,000,000	100,000,000
1.911%**, 3/13/2020	85,000,000	84,679,550
1.911%**, 3/20/2020	75,000,000	74,693,687
1.916%**, 3/20/2020	290,000,000	288,812,450
Federal Home Loan Mortgage Corp.:
SOFR plus 0.000%, 1.54%*, 2/12/2020	400,000,000	400,000,000
SOFR plus 0.005%, 1.545%*, 5/13/2020	200,000,000	200,000,000
SOFR plus 0.010%, 1.55%*, 2/21/2020	150,000,000	150,000,000
SOFR plus 0.010%, 1.55%*, 7/22/2020	37,500,000	37,500,000
SOFR plus 0.020%, 1.56%*, 2/28/2020	135,000,000	135,000,000
SOFR plus 0.020%, 1.56%*, 6/5/2020	250,000,000	250,000,000
SOFR plus 0.020%, 1.56%*, 7/8/2020	250,000,000	250,000,000
SOFR plus 0.020%, 1.56%*, 7/10/2020	100,000,000	100,000,000
SOFR plus 0.030%, 1.57%*, 5/8/2020	75,000,000	75,000,000
SOFR plus 0.030%, 1.57%*, 6/2/2020	153,500,000	153,500,000
SOFR plus 0.030%, 1.57%*, 6/4/2020	250,000,000	250,000,000
SOFR plus 0.030%, 1.57%*, 8/21/2020	130,000,000	130,000,000
SOFR plus 0.030%, 1.57%*, 1/22/2021	160,000,000	160,000,000
1.572%**, 3/19/2020	300,000,000	298,992,480
1.572%**, 3/27/2020	100,000,000	99,629,722
SOFR plus 0.040%, 1.58%*, 9/10/2020	654,000,000	654,000,000
1.592%**, 4/17/2020	50,000,000	49,751,635
1.592%**, 4/17/2020	345,000,000	343,405,142
1.653%**, 3/19/2020	449,000	447,435

See accompanying notes to the financial statements.

December 31, 2019 :: Investment Portfolio :: Government Cash Management Portfolio :: 21

U.S. Government Sponsored Agencies, continued

	Principal Amount	Value
1.668%**, 1/9/2020	$4,145,000	$4,143,485
1.713%**, 2/20/2020	333,500,000	332,717,201
Federal National Mortgage Association:
SOFR plus 0.040%, 1.58%*, 1/29/2021	80,000,000	80,000,000
SOFR plus 0.060%, 1.6%*, 7/30/2020	75,000,000	75,000,000
SOFR plus 0.075%, 1.615%*, 10/30/2020	83,000,000	83,000,000
SOFR plus 0.100%, 1.64%*, 4/30/2020	32,750,000	32,750,000
SOFR plus 0.160%, 1.7%*, 1/30/2020	2,810,000	2,810,308
2.875%, 10/30/2020	685,000	691,880
		9,263,106,625
U.S. Treasury Obligations 29.9%
U.S. Treasury Bills:
1.201%**, 1/2/2020	4,010,000	4,010,000
1.658%**, 1/30/2020	200,000,000	199,745,667
1.658%**, 1/30/2020	200,000,000	199,723,637
1.659%**, 1/30/2020	85,000,000	84,891,842
1.673%**, 1/9/2020	150,000,000	149,951,875
1.678%**, 1/9/2020	90,000,000	89,960,025
1.694%**, 4/9/2020	150,000,000	149,317,675
1.695%**, 4/9/2020	150,000,000	149,317,267
1.695%**, 4/9/2020	75,000,000	74,658,633
1.713%**, 4/9/2020	80,000,000	79,610,787
1.81%**, 4/2/2020	195,000,000	194,100,798
1.811%**, 4/2/2020	195,000,000	194,119,404
1.866%**, 1/2/2020	390,000,000	389,979,803
1.878%**, 3/26/2020	320,000,000	318,616,987
1.886%**, 3/26/2020	300,000,000	298,666,036
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield, 1.526%*, 1/31/2020	701,000,000	700,932,926
3-month U.S. Treasury Bill Money Market Yield plus 0.033%, 1.559%*, 4/30/2020	1,007,500,000	1,007,246,541
3-month U.S. Treasury Bill Money Market Yield plus 0.043%, 1.569%*, 7/31/2020	341,750,000	341,681,254
3-month U.S. Treasury Bill Money Market Yield plus 0.045%, 1.571%*, 10/31/2020	1,010,500,000	1,009,923,842
		5,636,454,999
Total Government & Agency Obligations
(Cost $14,899,561,624)		14,899,561,624

Variable Rate Demand Notes 0.0%
New York, NY, General Obligation, Series I, 1.68%***, 3/1/2044, LOC: Citibank NA (Cost $850,000)	850,000	850,000

Repurchase Agreements 21.8%
Barclays Bank PLC, 1.5%, dated 12/31/2019, to be repurchased at $750,062,500 on 1/2/2020(a)	750,000,000	750,000,000
Barclays Bank PLC, 1.55%, dated 12/31/2019, to be repurchased at $1,051,790,563 on 1/2/2020(b)	1,051,700,000	1,051,700,000
Citigroup Global Markets, Inc., 1.55%, dated 12/31/2019, to be repurchased at $15,801,361 on 1/2/2020(c)	15,800,000	15,800,000
Fixed Income Clearing Corp., 1.55%, dated 12/31/2019, to be repurchased at $1,500,129,167 on 1/2/2020(d)	1,500,000,000	1,500,000,000
HSBC Securities, Inc., 1.55%, dated 12/31/2019, to be repurchased at $88,607,629 on 1/2/2020(e)	88,600,000	88,600,000
JPMorgan Securities, Inc., 1.55%, dated 12/31/2019, to be repurchased at $50,004,306 on 1/2/2020(f)	50,000,000	50,000,000
Wells Fargo Bank, 1.55%, dated 12/31/2019, to be repurchased at $356,130,664 on 1/2/2020(g)	356,100,000	356,100,000
Wells Fargo Bank, 1.57%, dated 12/31/2019, to be repurchased at $317,027,649 on 1/2/2020(h)	317,000,000	317,000,000
Total Repurchase Agreements
(Cost $4,129,200,000)		4,129,200,000

	% of Net Assets	Value
Total Investment Portfolio
(Cost $19,029,611,624)	100.7	19,029,611,624
Other Assets and Liabilities, Net	(0.7)	(138,742,216)
Net Assets	100.0	$18,890,869,408

*	Floating rate security. These securities are shown at their current rate as of December 31, 2019.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of December 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.
(a)	Collateralized by $771,000,000 U.S. Treasury Bonds, with a coupon rate of 1.625%, with various maturity dates of 5/15/2026-9/30/2026 with a value of $765,000,065.

See accompanying notes to the financial statements.

22 :: Government Cash Management Portfolio :: Investment Portfolio :: December 31, 2019

(b)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
332,000,000	U.S. Treasury Bonds	2.5–3.0	11/15/2045–5/15/2046	363,009,194
709,000,000	U.S. Treasury Notes	1.5–1.625	12/31/2021–9/15/2022	709,724,860
Total Collateral Value				1,072,734,054

(c)	Collateralized by $14,191,200 U.S. Treasury Bonds, with the various coupon rates from 2.75–3.0%, with various maturity dates of 2/15/2047–2/15/2048 with a value of $16,207,271.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
437,000,000	U.S. Treasury Bonds	3.125–4.375	2/15/2038–2/15/2042	547,340,386
968,470,000	U.S. Treasury Notes	1.625–2.375	7/31/2026–5/15/2029	982,662,874
Total Collateral Value				1,530,003,260

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
106,255,498	U.S. Treasury Bonds	Zero Coupon	11/15/2023–11/15/2035	88,923,104
1,346,400	U.S. Treasury Note	2.75	2/15/2028	1,448,902
Total Collateral Value				90,372,006

(f)	Collateralized by $49,787,000 U.S. Treasury Notes, with the various coupon rates from 1.375-2.25%, with various maturity dates of 6/30/2023-10/31/2041 with a value of $51,000,049.

(g)	Collateralized by $361,446,201 U.S. Treasury Notes, with the various coupon rates from 1.25-2.0%, with various maturity dates of 1/31/2020-6/30/2026 with a value of $363,222,017.

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
17,608	Federal Home Loan Mortgage Corp.	4.0	2/1/2049	18,431
315,240,467	Federal National Mortgage Association	2.0–5.0	1/1/2029–1/11/2049	323,321,569
Total Collateral Value				323,340,000

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations(i)	$–	$14,899,561,624	$–	$14,899,561,624
Variable Rate Demand Notes	–	850,000	–	850,000
Repurchase Agreements	–	4,129,200,000	–	4,129,200,000
Total	$–	$19,029,611,624	$–	$19,029,611,624

(i)	See Investment Portfolio for additional detailed categorizations.

See accompanying notes to the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 23

Statement of Assets and Liabilities
as of December 31, 2019

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$14,900,411,624
Repurchase agreements, valued at amortized cost	4,129,200,000
Interest receivable	22,095,027
Other assets	639,926
TOTAL ASSETS	19,052,346,577

LIABILITIES:
Cash overdraft	159,660,888
Accrued investment advisory fee	953,189
Accrued Trustees' fees	187,380
Other accrued expenses and payables	675,712
TOTAL LIABILITIES	161,477,169
NET ASSETS, AT VALUE	$18,890,869,408

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Income:
Interest	$391,561,788

EXPENSES:
Management fee	17,485,992
Administration fee	5,341,164
Custodian fee	168,497
Professional fees	319,605
Reports to shareholders	40,276
Trustees' fees and expenses	746,385
Other	677,762
Total expenses before expense reductions	24,779,681
Expense reductions	(12,074,227)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	12,705,454
NET INVESTMENT INCOME	378,856,334
Net realized gain (loss) from investments	(115,473)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$378,740,861

See accompanying notes to the financial statements.

24 :: Government Cash Management Portfolio :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$378,856,334	$317,142,521
Net realized gain (loss)	(115,473)	(59,287)
Net increase (decrease) in net assets resulting from operations	378,740,861	317,083,234
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	70,171,749,351	67,371,988,036
Value of capital withdrawn	(67,380,088,034)	(69,141,070,041)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	2,791,661,317	(1,769,082,005)
INCREASE (DECREASE) IN NET ASSETS	3,170,402,178	(1,451,998,771)
Net assets at beginning of period	15,720,467,230	17,172,466,001
Net assets at end of period	$18,890,869,408	$15,720,467,230

See accompanying notes to the financial statements.

Financial Highlights :: Government Cash Management Portfolio :: 25

	For the year ended Dec. 31, 2019	For the year ended Dec. 31, 2018	For the year ended Dec. 31, 2017	For the year ended Dec. 31, 2016	For the year ended Dec. 31, 2015
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	18,891	15,720	17,172	11,975	18,021
Ratio of expenses before expense reductions (%)	.14	.14	.14	.16	.17
Ratio of expenses after expense reductions (%)	.07	.10	.11	.11	.14
Ratio of net investment income (%)	2.13	1.76	.83	.32	.11
Total Return (%)[a,b]	2.17	1.78	.81	.32	.11

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.

See accompanying notes to the financial statements.

26 :: Government Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2019

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2019, DWS Government Cash Management Fund, DWS Government Cash Reserves Fund Institutional and DWS Government Money Market Series owned approximately 1%, 2% and 96% respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of December 31, 2019, the Portfolio held repurchase agreements with a gross value of $4,129,200,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At December 31, 2019, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $19,029,611,624.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

December 31, 2019 :: Notes to Financial Statements :: Government Cash Management Portfolio :: 27

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA ("DWS Group"), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the year ended December 31, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.10% of the Portfolio's average daily net assets.

For the period from January 1, 2019 through April 30, 2019, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Portfolio's average daily net assets.

For the period from January 1, 2019 through January 10, 2019, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.08% of the Portfolio's average daily net assets.

For the period from January 11, 2019 through July 30, 2019, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.06% of the Portfolio's average daily net assets.

For the period from July 31, 2019 through August 7, 2019, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.07% of the Portfolio's average daily net assets.

For the period from August 8, 2019 through October 30, 2019, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.08% of the Portfolio's average daily net assets.

Effective October 31, 2019 through December 31, 2019, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the year ended December 31, 2019, fees waived and/or expenses reimbursed are $12,074,227.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2019, the Administration Fee was $5,341,164, of which $489,776 is unpaid.

Filing Service Fees

Under an agreement with the Portfolio, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2019, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $5,014, of which $623 is unpaid.

Trustees' Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates

The Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the year ended December 31, 2019, the Portfolio engaged in securities purchases of $850,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

28 :: Government Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2019

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2019.

D. Change of Independent Registered Public Accounting Firm

On May 14, 2019, PricewaterhouseCoopers LLP ("PwC") resigned as the independent registered public accounting firm to the Portfolio. PwC communicated its resignation to the Registrant's Board of Trustees (the "Board of Trustees").

PwC's reports on the Portfolio's financial statements for the fiscal years ended December 31, 2018 and December 31, 2017 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the fiscal years ended December 31, 2018 and December 31, 2017 and during the subsequent interim period through May 14, 2019: (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreements in connection with its reports on the Portfolio's financial statements for such periods; and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On May 15, 2019, the Audit Committee of the Board of Trustees and the Board of Trustees approved the selection of Ernst & Young LLP ("EY") as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2019. During the Portfolio's fiscal years ended December 31, 2018 and December 31, 2017, and the subsequent interim period through May 15, 2019, neither the Portfolio, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Independent Registered Public Accounting Firm :: Government Cash Management Portfolio :: 29

To the Board of Trustees and Holders of Beneficial Interest in Government Cash Management Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Cash Management Portfolio (the "Fund"), including the investment portfolio, as of December 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2019, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended December 31, 2018, and the financial highlights for the years ended December 31, 2015, December 31, 2016, December 31, 2017 and December 31, 2018, were audited by another independent registered public accounting firm whose report, dated February 21, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts
February 26, 2020

This Page Intentionally Left Blank

This Page Intentionally Left Blank

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

The ProFund discloses on the Adviser's website that it invests substantially all of its assets in the Portfolio and includes a link to the latest available listing of holdings in the Portfolio. In addition, the ProFund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The ProFund's Form N-MFP filings will be available on the SEC's website, and the Adviser's website will contain a link to such filings.

PRO1219

Annual Report

DECEMBER 31, 2019

ProFunds VP

Asia 30

Banks

Basic Materials

Bear

Biotechnology

Bull

Consumer Goods

Consumer Services

Dow 30

Emerging Markets

Europe 30

Falling U.S. Dollar

Financials

Government Money Market

Health Care

Industrials

International

Internet

Japan

Large-Cap Growth

Large-Cap Value

Mid-Cap

Mid-Cap Growth

Mid-Cap Value

Nasdaq-100

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Rising Rates Opportunity

Semiconductor

Short Dow 30

Short Emerging Markets

Short International

Short Mid-Cap

Short Nasdaq-100

Short Small-Cap

Small-Cap

Small-Cap Growth

Small-Cap Value

Technology

Telecommunications

U.S. Government Plus

UltraBull

UltraMid-Cap

UltraNasdaq-100

UltraShort Dow 30

UltraShort Nasdaq-100

UltraSmall-Cap

Utilities

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the ProFunds' VP website at ProFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as banks & insurance companies).

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account that you invest in through your financial intermediary.

Table of Contents

1	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
8	ProFund VP Asia 30
14	ProFund VP Banks
20	ProFund VP Basic Materials
26	ProFund VP Bear
31	ProFund VP Biotechnology
37	ProFund VP Bull
48	ProFund VP Consumer Goods
55	ProFund VP Consumer Services
62	ProFund VP Dow 30
67	ProFund VP Emerging Markets
73	ProFund VP Europe 30
78	ProFund VP Falling U.S. Dollar
83	ProFund VP Financials
92	ProFund VP Government Money Market
97	ProFund VP Health Care
104	ProFund VP Industrials
112	ProFund VP International
117	ProFund VP Internet
123	ProFund VP Japan
128	ProFund VP Large-Cap Growth
136	ProFund VP Large-Cap Value
146	ProFund VP Mid-Cap
151	ProFund VP Mid-Cap Growth
159	ProFund VP Mid-Cap Value
168	ProFund VP Nasdaq-100
175	ProFund VP Oil & Gas
181	ProFund VP Pharmaceuticals
187	ProFund VP Precious Metals
192	ProFund VP Real Estate
199	ProFund VP Rising Rates Opportunity
204	ProFund VP Semiconductor
210	ProFund VP Short Dow 30
215	ProFund VP Short Emerging Markets
220	ProFund VP Short International
225	ProFund VP Short Mid-Cap
230	ProFund VP Short Nasdaq-100
235	ProFund VP Short Small-Cap
240	ProFund VP Small-Cap
259	ProFund VP Small-Cap Growth
269	ProFund VP Small-Cap Value
280	ProFund VP Technology
287	ProFund VP Telecommunications
293	ProFund VP U.S. Government Plus
298	ProFund VP UltraBull
310	ProFund VP UltraMid-Cap
321	ProFund VP UltraNasdaq-100
328	ProFund VP UltraShort Dow 30
333	ProFund VP UltraShort Nasdaq-100
338	ProFund VP UltraSmall-Cap
358	ProFund VP Utilities
365	Notes to Financial Statements
394	Report of Independent Registered Public Accounting Firm
395	Additional Tax Information
396	Board Approval of Investment Advisory Agreement
399	Expense Examples
402	Trustees and Officers

This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds VP annual report to shareholders for the 12 months ended December 31, 2019.

Central Banks Cut Rates, Stocks Climbed to Record Highs

For the 12-month period, asset classes across multiple risk categories delivered robust gains in 2019, an unusual occurrence during the same year. Faced with a slowing global economy, tariff uncertainties and low inflation, the Federal Reserve (Fed) cut its federal funds rate three times during the period from a range of 2.25% to 2.50% down to a target range of 1.50% to 1.75%. Many investors seemed encouraged by the central bank's pivot, and stock indexes rallied to new highs. Although the stock market experienced pullbacks in May and August when U.S.-China trade tensions resurfaced, investor concerns eased later in the year. Stocks rose in reaction to stronger-than-expected economic results and reports that the U.S. and China agreed in principle to terms for a "Phase One" trade agreement.

Over the course of the year, U.S. large-cap stocks, as measured by the S&P 500®, returned 31.49%. The S&P MidCap 400® followed, advancing 26.20%, and the small-cap Russell 2000® Index returned 25.52%. The Dow Jones Industrial Average® (Dow®) returned 25.34%. The Dow's top performing sectors were technology at 47.47%, industrials at 32.81%, and financials with 32.56% returns.

International Equities Advanced but Lagged U.S. Stocks

Developed markets outside North America returned 22.01% for the year, as measured by the MSCI EAFE Index®. The MSCI Europe Index rose 23.77% following upbeat manufacturing reports and news in September that the European Central Bank planned to implement measures to stimulate its economy. The Nikkei Total Return Index rose 21.88%, while the S&P/BNY Mellon Emerging 50 ADR (USD) Index returned 25.43% and the S&P/BNY Mellon Latin America 35 ADR Index returned 11.28%. Chinese stocks rose in the fourth quarter as tariff fears cooled, although reports of a sharp drop in growth exerted pressure on stock prices. The S&P/BNY Mellon China Select ADR Index (USD) finished the period up 24.23%.

Both Investment-Grade and High-Yield Bonds Posted Solid Gains

Bond prices across credit categories rose over the year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. When trade-war tensions escalated in August, the price of 10-year Treasurys rose sharply and yields, which move opposite to price, temporarily dropped below those of two-year Treasurys. Over the year, Treasurys with longer maturities performed particularly well; the Ryan Labs Treasury 30 Year and 10 Year indexes returned 16.57% and 9.09%, respectively. Investment-grade

1

corporate bonds returned 17.27%, based on the Markit iBoxx® $ Liquid Investment Grade Index, and their high yield peers returned 14.65%, as measured by the Markit iBoxx $ Liquid High Yield Index. The U.S. dollar dropped 0.93%, as measured by the Bloomberg Dollar Index Spot Index.

In the final month of the period, Fed Chairman Jerome Powell said, "household spending has been strong, supported by a healthy job market, rising incomes and solid consumer confidence," but added, "business investment and exports remain weak, and manufacturing output has declined over the past year." He said, "our economic outlook remains a favorable one despite global developments and ongoing risks" and reinforced a previous message signaling that the Fed's monetary policy committee has no plans to lower rates further unless new data convinces them to materially reassess their economic outlook.

ProFunds VP Results Reflect Broader Markets

Strong global equity markets during the year led to an increase in ProFunds VP assets under management. Not surprisingly, equity funds saw the greatest increases with large-cap funds leading the way. Whatever your view on different segments of the market, our extensive line-up of funds provides strategies to help you manage your risk and potentially enhance your returns. We appreciate the trust and confidence you have placed in us by choosing ProFunds VP and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

2

Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each, a "Fund" and, collectively, the "Funds") is a series of ProFunds (the "Trust"). Each Fund (except the Classic ProFunds VP1, the Sector ProFunds VP1, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) is a "geared" fund (the "Geared Funds") in the sense that each is designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of a benchmark for a single day, not for any other period.

Each of the Classic ProFunds VP, the Sector ProFunds VP and ProFund VP Falling U.S. Dollar seek investments results, before fees and expenses, that correspond to the performance of a benchmark. ProFund VP Government Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

Each Geared Fund seeks investment results for a single day only, as measured from the time the Geared Fund calculates its net asset value ("NAV") to the time of the Geared Fund's next NAV calculation, and not for longer periods. The return for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the stated leveraged, inverse, or inverse leveraged multiple times the return of the benchmark for that period. During periods of higher market volatility, the volatility of a Geared Fund's benchmark may affect the return as much as or more than the return of the benchmark.

ProFund Advisors LLC (the "Advisor"), uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, the Advisor determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.

The Advisor does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company nor does it conduct conventional research or analysis, forecast market movements, trends or market conditions, or take defensive positions in managing Fund assets.

The Funds, other than certain Classic ProFunds VP and certain Sector ProFunds VP, make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments ("derivatives"). These investment techniques may be considered aggressive and Funds using these techniques are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor) and increased correlation risk (i.e., the Fund's ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or otherwise fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund's return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended December 31, 20192:

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives held by the Funds, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by the Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by the Funds and their correlation to the relevant benchmark or asset; fees, expenses, and transaction costs; other miscellaneous factors; and in the case of the Geared Funds, the volatility of the Fund's benchmark (and its impact on compounding).

•	Benchmark Performance: The performance of each Fund's benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving Fund performance.[3]

•	Compounding of Daily Returns and Volatility: Each Geared Fund seeks to provide a multiple (i.e., 1.25x or 2x), the inverse (i.e.,-1x) or an inverse multiple (i.e., -1.25x or -2x) of its benchmark return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on Geared Funds. In general, during periods of higher benchmark volatility, compounding will cause Fund Performance for periods longer than a single day to be more or less than the multiple of the return of the benchmark. This effect becomes more pronounced as volatility and holding periods increase. Conversely, in periods of lower benchmark volatility (particularly when combined with large higher benchmark returns), Fund returns over longer periods can be higher than the multiple of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; d) interest and dividends paid with respect to the securities in the benchmark; e) the benchmark's volatility; and f) the benchmark's performance. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund's performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund's return as much as or more than the return of its benchmark.

[1]	ProFunds VP included as Classic ProFunds VP and Sector ProFunds VP are listed in Note 1 of the Notes to Financial Statements.
[2]	Past performance is not a guarantee of future results.
[3]	Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund's benchmark index.

Management Discussion of Fund Performance (unaudited) :: 5

Daily volatility for the U.S. equity markets decreased from a year ago. The annual volatility for the S&P 500® for the year ended December 31, 2019, was 12.48%, which was lower than the prior year's volatility of 17.12%. The volatility of each Fund benchmark is shown below.

Index	1 yr Vol.
Dow Jones Precious MetalsSM Index	26.03%
Dow Jones U.S. SemiconductorsSM Index	25.53%
ProFunds Asia 30 Index®	19.88%
Dow Jones U.S. Oil & GasSM Index	19.85%
Dow Jones U.S. BanksSM Index	19.05%
Dow Jones Internet CompositeSM Index	18.56%
Dow Jones U.S. TechnologySM Index	18.40%
Dow Jones U.S. BiotechnologySM Index	17.40%
S&P/BNY Mellon Emerging 50 ADR Index (USD)	17.20%
S&P SmallCap 600® Value Index	16.97%
Dow Jones U.S. Basic MaterialsSM Index	16.91%
Nasdaq-100® Index	16.34%
Russell 2000® Index	16.07%
S&P SmallCap 600® Growth Index	15.75%
S&P MidCap 400® Value Index	15.56%
Dow Jones U.S. Select PharmaceuticalsSM Index	15.16%
Dow Jones U.S. IndustrialsSM Index	14.95%
S&P MidCap 400®	14.36%
Dow Jones U.S. Select TelecommunicationsSM Index	14.08%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	13.97%
Nikkei 225 Stock Average	13.80%
Dow Jones U.S. Health CareSM Index	13.74%
S&P MidCap 400® Growth Index	13.67%
Dow Jones U.S. Consumer ServicesSM Index	12.96%
S&P 500® Growth Index	12.90%
S&P 500® Value Index	12.71%
Dow Jones U.S. FinancialsSM Index	12.54%
S&P 500®	12.48%
Dow Jones Industrial Average®	12.45%
ProFunds Europe 30 Index®	12.37%
Dow Jones U.S. Real EstateSM Index	11.85%
Dow Jones U.S. UtilitiesSM Index	11.40%
Dow Jones U.S. Consumer GoodsSM Index	11.21%
MSCI EAFE Index®	8.78%
U.S. Dollar Index	4.45%

•	Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use swap agreements and forward contacts was impacted by financing costs associated with such derivatives. Financing rates are negotiated between the Funds and their counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate ("LIBOR") plus or minus a negotiated spread. The one-week LIBOR decreased from 2.41% to 1.63% and the one-month LIBOR decreased from 2.50% to 1.76% during the fiscal year. Each Fund with long exposure to its benchmark generally was negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•	Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged exposure was positively impacted by capturing the dividend or income yield of the underlying assets to which they have exposure. The performance of Funds that provide an inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•	Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund, and may generally be higher and thus have a more negative impact on performance than the fees and expenses of many traditional index-based funds. For Geared Funds, daily repositioning of each Fund's portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Geared Funds, Funds whose benchmarks are more volatile than other funds' benchmarks, and Funds that hold or have exposure to assets that are comparatively less liquid than those held by other funds.

•	Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its investment objective. Certain Funds may obtain exposure to only a representative

6 :: Management Discussion of Fund Performance (unaudited)

sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in the relevant benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds ("ETFs") that are designed to track the performance of the Fund's benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund's benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF had less correlation with its benchmark than a Fund investing in swap agreements based directly on the Fund's benchmark.

Financial Statements and Financial Highlights

8 :: ProFund VP Asia 30 :: Management Discussion of Fund Performance

ProFund VP Asia 30 (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index® (the "Index"). For the year ended December 31, 2019, the Fund had a price return of 26.31%. For the same period, the Index had a total return of 25.47%1 and a volatility of 19.88%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on Nasdaq as depositary receipts or ordinary shares and meet certain liquidity requirements. The component companies in the Index are the 30 most liquid companies based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is reconstituted annually. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Asia 30	26.31%	4.50%	3.08%
ProFunds Asia 30 Index®	25.47%	4.26%	3.10%
MSCI AC Asia Pacific Free Excluding Japan Index	19.16%	6.33%	5.83%

Expense Ratios**

Fund	Gross	Net
ProFund VP Asia 30	1.59%	1.59%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	8.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.0%
China Mobile, Ltd.	6.5%
BHP Billiton PLC	4.5%
BHP Billiton, Ltd.	4.5%

ProFunds Asia 30® Index – Composition

Industry Breakdown	% of Index
Consumer Discretionary	22%
Communication Services	22%
Information Technology	13%
Financials	13%
Materials	12%
Energy	8%
Industrials	5%
Utilities	3%
Health Care	2%
Country Composition
China	57%
India	12%
Australia	9%
South Korea	8%
Taiwan	7%
Hong Kong	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region excluding the country of Japan. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Asia 30 :: 9

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (99.7%)

	Shares	Value
51job, Inc.*ADR (Professional Services)	7,979	$677,417
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	11,683	2,477,964
Baidu, Inc.*ADR (Interactive Media & Services)	7,411	936,751
Beigene, Ltd.*ADR (Biotechnology)	4,179	692,711
BHP Billiton PLCADR (Metals & Mining)	28,021	1,317,267
BHP Billiton, Ltd.ADR(a) (Metals & Mining)	24,027	1,314,517
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	44,548	1,883,044
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	20,992	1,262,669
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	7,125	1,187,524
GDS Holdings, Ltd.*ADR (IT Services)	13,489	695,763
HDFC Bank, Ltd.ADR (Banks)	20,422	1,294,142
Huazhu Group, Ltd. (Hotels, Restaurants & Leisure)	15,198	608,984
ICICI Bank, Ltd.ADR (Banks)	65,066	981,846
Infosys Technologies, Ltd.ADR (IT Services)	92,231	951,824
iQIYI, Inc.*ADR(a) (Entertainment)	35,999	759,939
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	20,327	716,120
KB Financial Group, Inc.*ADR (Banks)	17,952	742,675
Korea Electric Power Corp.*ADR (Electric Utilities)	62,216	736,015
Momo, Inc.ADR (Interactive Media & Services)	19,756	661,826
Netease.com, Inc.ADR (Entertainment)	2,280	699,139
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	4,846	587,578
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	18,047	682,538
POSCOADR (Metals & Mining)	14,629	740,520
Qudian, Inc.*ADR (Consumer Finance)	138,207	650,955
Sea, Ltd.* (Entertainment)	19,661	790,765
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	34,954	2,030,827
TAL Education Group*ADR (Diversified Consumer Services)	12,538	604,331
Trip.com Group Ltd* (Internet & Direct Marketing Retail)	22,891	767,764
Weibo Corp.*ADR (Interactive Media & Services)	15,387	713,187
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	33,624	785,120
TOTAL COMMON STOCKS (Cost $18,219,739)		28,951,722

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $72,005	$72,000	$72,000
TOTAL REPURCHASE AGREEMENTS (Cost $72,000)		72,000

Collateral for Securities Loaned (4.8%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(c)	956,759	$956,759
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(c)	331,840	331,840
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(c)	106,874	106,874
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,395,473)		1,395,473
TOTAL INVESTMENT SECURITIES (Cost $19,687,212)—104.7%		30,419,195
Net other assets (liabilities)—(4.7)%		(1,362,404)
NET ASSETS—100.0%		$29,056,791

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $1,359,778.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.
ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$785,120	2.7%
Banks	3,018,663	10.4%
Biotechnology	692,711	2.4%
Consumer Finance	650,955	2.2%
Diversified Consumer Services	1,191,909	4.1%
Electric Utilities	736,015	2.5%
Entertainment	2,249,843	7.7%
Hotels, Restaurants & Leisure	608,984	2.1%
Interactive Media & Services	2,311,764	8.0%
Internet & Direct Marketing Retail	4,644,386	16.1%
IT Services	1,647,587	5.7%
Metals & Mining	3,372,304	11.6%
Oil, Gas & Consumable Fuels	2,450,193	8.4%
Professional Services	677,417	2.3%
Semiconductors & Semiconductor Equipment	2,030,827	7.0%
Wireless Telecommunication Services	1,883,044	6.5%
Other**	105,069	0.3%
Total	$29,056,791	100.0%

See accompanying notes to financial statements.

10 :: ProFund VP Asia 30 :: Financial Statements

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2019:

	Value	% of Net Assets
Australia	$2,631,784	9.1%
China	16,168,280	55.7%
Hong Kong	1,883,044	6.5%
India	3,227,812	11.1%
Singapore	790,765	2.7%
South Korea	2,219,210	7.6%
Taiwan	2,030,827	7.0%
Other**	105,069	0.3%
Total	$29,056,791	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 11

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$19,687,212
Securities, at value(a)	30,347,195
Repurchase agreements, at value	72,000
Total Investment Securities, at value	30,419,195
Cash	160
Dividends and interest receivable	68,531
Receivable for capital shares issued	28,053
Prepaid expenses	156
TOTAL ASSETS	30,516,095

LIABILITIES:
Payable for capital shares redeemed	4,772
Payable for collateral for securities loaned	1,395,473
Advisory fees payable	14,217
Management services fees payable	1,895
Administration fees payable	1,720
Administrative services fees payable	8,153
Distribution fees payable	11,503
Trustee fees payable	8
Transfer agency fees payable	2,480
Fund accounting fees payable	978
Compliance services fees payable	125
Other accrued expenses	17,980
TOTAL LIABILITIES	1,459,304
NET ASSETS	$29,056,791
NET ASSETS CONSIST OF:
Capital	$17,015,846
Total distributable earnings (loss)	12,040,945
NET ASSETS	$29,056,791
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	467,535
Net Asset Value (offering and redemption price per share)	$62.15

(a) Includes securities on loan valued at:	$1,359,778

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$607,117
Interest	807
Foreign tax withholding	(46,629)
Income from securities lending	13,858
TOTAL INVESTMENT INCOME	575,153

EXPENSES:
Advisory fees	182,368
Management services fees	24,316
Administration fees	20,525
Transfer agency fees	15,758
Administrative services fees	52,426
Distribution fees	60,789
Custody fees	17,119
Fund accounting fees	11,809
Trustee fees	579
Compliance services fees	289
Other fees	29,359
Recoupment of prior expenses reduced by the Advisor	4,089
Total Gross Expenses before reductions	419,426
Expenses reduced and reimbursed by the Advisor	(10,921)
TOTAL NET EXPENSES	408,505
NET INVESTMENT INCOME (LOSS)	166,648
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,594,675
Change in net unrealized appreciation/depreciation on investment securities	2,259,595
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,854,270
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,020,918

See accompanying notes to financial statements.

12 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$166,648	$54,139
Net realized gains (losses) on investments	2,594,675	1,316,533
Change in net unrealized appreciation/depreciation on investments	2,259,595	(6,162,799)
Change in net assets resulting from operations	5,020,918	(4,792,127)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(54,139)	(129,308)
Change in net assets resulting from distributions	(54,139)	(129,308)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	35,490,099	30,241,304
Distributions reinvested	54,139	129,308
Value of shares redeemed	(31,250,135)	(40,347,990)
Change in net assets resulting from capital transactions	4,294,103	(9,977,378)
Change in net assets	9,260,882	(14,898,813)

NET ASSETS:
Beginning of period	19,795,909	34,694,722
End of period	$29,056,791	$19,795,909

SHARE TRANSACTIONS:
Issued	618,962	501,073
Reinvested	1,038	2,066
Redeemed	(553,653)	(671,882)
Change in shares	66,347	(168,743)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 13

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$49.34	$60.88	$47.26	$47.47	$55.06

Investment Activities:
Net investment income (loss)(a)	0.39	0.11	0.21	(0.06)	0.46
Net realized and unrealized gains (losses) on investments	12.56	(11.37)	15.27	0.41	(5.08)
Total income (loss) from investment activities	12.95	(11.26)	15.48	0.35	(4.62)

Distributions to Shareholders From:
Net investment income	(0.14)	(0.28)	—	(0.56)	(0.15)
Net realized gains on investments	—	—	(1.86)	—	(2.82)
Total distributions	(0.14)	(0.28)	(1.86)	(0.56)	(2.97)

Net Asset Value, End of Period	$62.15	$49.34	$60.88	$47.26	$47.47

Total Return	26.31%	(18.59)%	32.87%	0.64%	(9.38)%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.74%	1.70%	1.76%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.68%	0.19%	0.37%	(0.14)%	0.87%

Supplemental Data:
Net assets, end of period (000's)	$29,057	$19,796	$34,695	$22,764	$26,542
Portfolio turnover rate(b)	111%	87%	96%	79%	96%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

14 :: ProFund VP Banks :: Management Discussion of Fund Performance

ProFund VP Banks (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 36.43%. For the same period, the Index had a total return of 38.86%1 and a volatility of 19.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include, among others, regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Banks	36.43%	10.14%	9.71%
Dow Jones U.S. BanksSM Index	38.86%	12.09%	11.78%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Banks	1.71%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	24%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	19.7%
Bank of America Corp.	12.9%
Wells Fargo & Co.	9.4%
Citigroup, Inc.	7.9%
U.S. Bancorp	3.8%

Dow Jones U.S. BanksSM Index – Composition

% of Index
Diversified Banks	70%
Regional Banks	29%
Thrifts & Mortgage Finance	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Banks :: 15

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (76.4%)

	Shares	Value
Associated Banc-Corp. (Banks)	673	$14,833
BancorpSouth Bank (Banks)	404	12,690
Bank of America Corp. (Banks)	34,119	1,201,670
Bank of Hawaii Corp. (Banks)	170	16,177
Bank OZK (Banks)	510	15,558
BankUnited, Inc. (Banks)	400	14,624
BOK Financial Corp. (Banks)	134	11,712
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	598	8,211
Cathay General Bancorp (Banks)	319	12,138
CIT Group, Inc. (Banks)	399	18,206
Citigroup, Inc. (Banks)	9,201	735,068
Citizens Financial Group, Inc. (Banks)	1,832	74,398
Comerica, Inc. (Banks)	608	43,624
Commerce Bancshares, Inc. (Banks)	437	29,690
Cullen/Frost Bankers, Inc. (Banks)	240	23,467
East West Bancorp, Inc. (Banks)	613	29,853
F.N.B. Corp. (Banks)	1,371	17,412
Fifth Third Bancorp (Banks)	2,990	91,913
First Citizens BancShares, Inc.—Class A (Banks)	36	19,160
First Financial Bankshares, Inc. (Banks)	573	20,112
First Hawaiian, Inc. (Banks)	553	15,954
First Horizon National Corp. (Banks)	1,314	21,753
First Republic Bank/CA (Banks)	710	83,390
Fulton Financial Corp. (Banks)	692	12,062
Glacier Bancorp, Inc. (Banks)	361	16,602
Hancock Whitney Corp. (Banks)	367	16,104
Home BancShares, Inc. (Banks)	655	12,877
Huntington Bancshares, Inc. (Banks)	4,354	65,658
IBERIABANK Corp. (Banks)	220	16,463
International Bancshares Corp. (Banks)	243	10,466
Investors Bancorp, Inc. (Banks)	939	11,188
JPMorgan Chase & Co. (Banks)	13,218	1,842,588
KeyCorp (Banks)	4,152	84,036
M&T Bank Corp. (Banks)	556	94,381
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,971	23,691
PacWest Bancorp (Banks)	505	19,326
People's United Financial, Inc. (Banks)	1,873	31,654
Pinnacle Financial Partners, Inc. (Banks)	303	19,392
Popular, Inc. (Banks)	408	23,970
Prosperity Bancshares, Inc. (Banks)	397	28,540
Regions Financial Corp. (Banks)	4,067	69,790
Signature Bank (Banks)	228	31,147
Sterling Bancorp (Banks)	852	17,960
SVB Financial Group* (Banks)	216	54,225
Synovus Financial Corp. (Banks)	618	24,226
TCF Financial Corp. (Banks)	646	30,233
Texas Capital Bancshares, Inc.* (Banks)	212	12,035
TFS Financial Corp. (Thrifts & Mortgage Finance)	214	4,212
The PNC Financial Services Group, Inc (Banks)	1,847	294,837
Truist Financial Corp. (Banks)	5,652	318,321
Trustmark Corp. (Banks)	272	9,387
U.S. Bancorp (Banks)	5,990	355,147
UMB Financial Corp. (Banks)	183	12,561
Umpqua Holdings Corp. (Banks)	928	16,426
United Bankshares, Inc. (Banks)	428	16,546
Valley National Bancorp (Banks)	1,652	18,915
Washington Federal, Inc. (Thrifts & Mortgage Finance)	331	12,131
Webster Financial Corp. (Banks)	388	20,704
Wells Fargo & Co. (Banks)	16,220	872,635
Western Alliance Bancorp (Banks)	397	22,629
Wintrust Financial Corp. (Banks)	241	17,087
Zions Bancorp NA (Banks)	719	37,330
TOTAL COMMON STOCKS (Cost $2,697,576)		7,129,095

Repurchase Agreements(a) (3.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $290,022	$290,000	$290,000
TOTAL REPURCHASE AGREEMENTS (Cost $290,000)		290,000
TOTAL INVESTMENT SECURITIES (Cost $2,987,576)—79.5%		7,419,095
Net other assets (liabilities)—20.5%		1,913,548
NET ASSETS—100.0%		$9,332,643

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	1/23/20	2.13%	$2,212,211	$1,288

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

16 :: ProFund VP Banks :: Financial Statements

ProFund VP Banks invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Banks	$7,080,850	75.9%
Thrifts & Mortgage Finance	48,245	0.5%
Other**	2,203,548	23.6%
Total	$9,332,643	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 17

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$2,987,576
Securities, at value	7,129,095
Repurchase agreements, at value	290,000
Total Investment Securities, at value	7,419,095
Cash	515
Dividends and interest receivable	8,600
Unrealized appreciation on swap agreements	1,288
Receivable for capital shares issued	78,584
Receivable for investments sold	1,902,289
Prepaid expenses	39
TOTAL ASSETS	9,410,410

LIABILITIES:
Payable for capital shares redeemed	56,473
Advisory fees payable	6,224
Management services fees payable	830
Administration fees payable	684
Administrative services fees payable	3,621
Distribution fees payable	3,735
Transfer agency fees payable	914
Fund accounting fees payable	403
Compliance services fees payable	43
Other accrued expenses	4,840
TOTAL LIABILITIES	77,767

NET ASSETS	$9,332,643

NET ASSETS CONSIST OF:
Capital	$9,840,123
Total distributable earnings (loss)	(507,480)
NET ASSETS	$9,332,643
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	324,708
Net Asset Value (offering and redemption price per share)	$28.74

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$214,284
Interest	4,524
TOTAL INVESTMENT INCOME	218,808

EXPENSES:
Advisory fees	56,205
Management services fees	7,494
Administration fees	6,401
Transfer agency fees	4,946
Administrative services fees	21,100
Distribution fees	18,735
Custody fees	1,172
Fund accounting fees	3,893
Trustee fees	176
Compliance services fees	89
Other fees	7,371
Total Gross Expenses before reductions	127,582
Expenses reduced and reimbursed by the Advisor	(1,683)
TOTAL NET EXPENSES	125,899
NET INVESTMENT INCOME (LOSS)	92,909

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	751,581
Net realized gains (losses) on swap agreements	132,537
Change in net unrealized appreciation/depreciation on investment securities	1,279,019
Change in net unrealized appreciation/depreciation on swap agreements	(4,172)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,158,965
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,251,874

See accompanying notes to financial statements.

18 :: ProFund VP Banks :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$92,909	$67,297
Net realized gains (losses) on investments	884,118	(45,469)
Change in net unrealized appreciation/depreciation on investments	1,274,847	(2,163,843)
Change in net assets resulting from operations	2,251,874	(2,142,015)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(67,297)	(45,033)
Change in net assets resulting from distributions	(67,297)	(45,033)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,652,489	31,589,280
Distributions reinvested	67,297	45,033
Value of shares redeemed	(16,110,416)	(37,516,967)
Change in net assets resulting from capital transactions	609,370	(5,882,654)
Change in net assets	2,793,947	(8,069,702)

NET ASSETS:
Beginning of period	6,538,696	14,608,398
End of period	$9,332,643	$6,538,696

SHARE TRANSACTIONS:
Issued	658,154	1,198,665
Reinvested	2,871	1,748
Redeemed	(643,147)	(1,454,736)
Change in shares	17,878	(254,323)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Banks :: 19

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$21.31	$26.03	$22.14	$18.02	$18.15

Investment Activities:
Net investment income (loss)(a)	0.31	0.15	0.08	0.09	0.04
Net realized and unrealized gains (losses) on investments	7.39	(4.79)	3.87	4.08	(0.12)
Total income (loss) from investment activities	7.70	(4.64)	3.95	4.17	(0.08)

Distributions to Shareholders From:
Net investment income	(0.27)	(0.08)	(0.06)	(0.05)	(0.05)

Net Asset Value, End of Period	$28.74	$21.31	$26.03	$22.14	$18.02

Total Return	36.43%	(17.90)%	17.92%	23.23%	(0.43)%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.71%	1.69%	1.68%	1.69%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.24%	0.57%	0.36%	0.50%	0.21%

Supplemental Data:
Net assets, end of period (000's)	$9,333	$6,539	$14,608	$14,273	$8,533
Portfolio turnover rate(b)	293%	324%	319%	362%	451%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

20 :: ProFund VP Basic Materials :: Management Discussion of Fund Performance

ProFund VP Basic Materials (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 17.72%. For the same period, the Index had a total return of 19.76%1 and a volatility of 16.91%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Basic Materials	17.72%	3.98%	5.62%
Dow Jones U.S. Basic MaterialsSM Index	19.76%	5.75%	7.41%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Basic Materials	1.62%	1.62%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	8%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	16.5%
Air Products & Chemicals, Inc.	7.5%
Ecolab, Inc.	7.0%
DuPont de Nemours, Inc.	6.9%
Dow, Inc.	5.9%

Dow Jones U.S. Basic MaterialsSM Index – Composition

% of Index
Chemicals	83%
Metals & Mining	17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Basic Materials :: 21

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (92.2%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	3,782	$888,731
Albemarle Corp. (Chemicals)	1,819	132,860
Alcoa Corp.* (Metals & Mining)	3,183	68,466
Allegheny Technologies, Inc.* (Metals & Mining)	2,162	44,667
Ashland Global Holdings, Inc. (Chemicals)	1,033	79,055
Axalta Coating Systems, Ltd.* (Chemicals)	3,582	108,893
Cabot Corp. (Chemicals)	976	46,380
Carpenter Technology Corp. (Metals & Mining)	819	40,770
Celanese Corp.—Series A (Chemicals)	2,073	255,228
CF Industries Holdings, Inc. (Chemicals)	3,729	178,022
Commercial Metals Co. (Metals & Mining)	2,035	45,319
Corteva, Inc. (Chemicals)	12,838	379,491
Domtar Corp. (Paper & Forest Products)	982	37,552
Dow, Inc. (Chemicals)	12,721	696,220
DuPont de Nemours, Inc. (Chemicals)	12,708	815,854
Eastman Chemical Co. (Chemicals)	2,333	184,914
Ecolab, Inc. (Chemicals)	4,302	830,242
Element Solutions, Inc.* (Chemicals)	3,791	44,279
FMC Corp. (Chemicals)	2,224	222,000
Freeport-McMoRan, Inc. (Metals & Mining)	24,890	326,557
H.B. Fuller Co. (Chemicals)	875	45,124
Huntsman Corp. (Chemicals)	3,442	83,159
Ingevity Corp.* (Chemicals)	718	62,739
International Flavors & Fragrances, Inc.(a) (Chemicals)	1,832	236,365
Linde PLC (Chemicals)	9,215	1,961,873
LyondellBasell Industries N.V.—Class A (Chemicals)	4,404	416,090
NewMarket Corp. (Chemicals)	126	61,302
Newmont Goldcorp Corp. (Metals & Mining)	14,064	611,081
Nucor Corp. (Metals & Mining)	5,202	292,769
Olin Corp. (Chemicals)	2,740	47,265
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,229	11,208
PolyOne Corp. (Chemicals)	1,320	48,563
PPG Industries, Inc. (Chemicals)	4,057	541,569
Reliance Steel & Aluminum Co. (Metals & Mining)	1,143	136,886
Royal Gold, Inc. (Metals & Mining)	1,125	137,531
RPM International, Inc. (Chemicals)	2,225	170,791
Sensient Technologies Corp. (Chemicals)	725	47,915
Steel Dynamics, Inc. (Metals & Mining)	3,696	125,812
The Chemours Co. (Chemicals)	2,804	50,724
The Mosaic Co. (Chemicals)	5,998	129,797
The Scotts Miracle-Gro Co.—Class A (Chemicals)	680	72,202
United States Steel Corp. (Metals & Mining)	2,918	33,294
Valvoline, Inc. (Chemicals)	3,231	69,176
W.R. Grace & Co. (Chemicals)	962	67,196
Westlake Chemical Corp. (Chemicals)	595	41,739
Worthington Industries, Inc. (Metals & Mining)	632	26,658
TOTAL COMMON STOCKS (Cost $4,543,745)		10,954,328

Repurchase Agreements(b) (2.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $326,024	$326,000	$326,000
TOTAL REPURCHASE AGREEMENTS (Cost $326,000)		326,000

Collateral for Securities Loaned (1.9%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(c)	151,878	$151,878
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(c)	52,677	52,677
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(c)	16,965	16,965
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $221,520)		221,520
TOTAL INVESTMENT SECURITIES (Cost $5,091,265)—96.8%		11,501,848
Net other assets (liabilities)—3.2%		382,003
NET ASSETS—100.0%		$11,883,851

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $219,850.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	1/23/20	2.13%	$923,064	$1,964

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

22 :: ProFund VP Basic Materials :: Financial Statements

ProFund VP Basic Materials invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Chemicals	$9,015,758	75.9%
Metals & Mining	1,889,810	15.9%
Oil, Gas & Consumable Fuels	11,208	0.1%
Paper & Forest Products	37,552	0.3%
Other**	929,523	7.8%
Total	$11,883,851	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 23

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$5,091,265
Securities, at value(a)	11,175,848
Repurchase agreements, at value	326,000
Total Investment Securities, at value	11,501,848
Cash	715
Dividends and interest receivable	15,664
Unrealized appreciation on swap agreements	1,964
Receivable for capital shares issued	214,439
Receivable for investments sold	400,400
Prepaid expenses	66
TOTAL ASSETS	12,135,096

LIABILITIES:
Payable for capital shares redeemed	534
Payable for collateral for securities loaned	221,520
Advisory fees payable	7,436
Management services fees payable	991
Administration fees payable	818
Administrative services fees payable	5,316
Distribution fees payable	5,165
Transfer agency fees payable	1,223
Fund accounting fees payable	474
Compliance services fees payable	63
Other accrued expenses	7,705
TOTAL LIABILITIES	251,245
NET ASSETS	$11,883,851

NET ASSETS CONSIST OF:
Capital	$6,697,326
Total distributable earnings (loss)	5,186,525
NET ASSETS	$11,883,851
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	183,661
Net Asset Value (offering and redemption price per share)	$64.71
(a) Includes securities on loan valued at:	$219,850

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$266,695
Interest	5,519
Income from securities lending	82
TOTAL INVESTMENT INCOME	272,296

EXPENSES:
Advisory fees	89,667
Management services fees	11,955
Administration fees	10,125
Transfer agency fees	7,797
Administrative services fees	33,686
Distribution fees	29,889
Custody fees	1,729
Fund accounting fees	5,960
Trustee fees	297
Compliance services fees	146
Other fees	12,883
Total Gross Expenses before reductions	204,134
Expenses reduced and reimbursed by the Advisor	(3,281)
TOTAL NET EXPENSES	200,853
NET INVESTMENT INCOME (LOSS)	71,443

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	943,639
Net realized gains (losses) on swap agreements	44,833
Change in net unrealized appreciation/depreciation on investment securities	861,790
Change in net unrealized appreciation/depreciation on swap agreements	(10,081)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,840,181
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,911,624

See accompanying notes to financial statements.

24 :: ProFund VP Basic Materials :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$71,443	$39,914
Net realized gains (losses) on investments	988,472	2,557,125
Change in net unrealized appreciation/depreciation on investments	851,709	(5,984,271)
Change in net assets resulting from operations	1,911,624	(3,387,232)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(388,712)	(67,046)
Change in net assets resulting from distributions	(388,712)	(67,046)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,985,388	11,076,802
Distributions reinvested	388,712	67,046
Value of shares redeemed	(12,184,208)	(29,225,488)
Change in net assets resulting from capital transactions	(1,810,108)	(18,081,640)
Change in net assets	(287,196)	(21,535,918)

NET ASSETS:
Beginning of period	12,171,047	33,706,965
End of period	$11,883,851	$12,171,047

SHARE TRANSACTIONS:
Issued	160,189	161,274
Reinvested	6,543	994
Redeemed	(196,834)	(434,160)
Change in shares	(30,102)	(271,892)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Basic Materials :: 25

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$56.94	$69.41	$56.66	$48.01	$56.06

Investment Activities:
Net investment income (loss)(a)	0.37	0.14	0.17	0.29	0.28
Net realized and unrealized gains (losses) on investments	9.53	(12.36)	12.84	8.57	(8.04)
Total income (loss) from investment activities	9.90	(12.22)	13.01	8.86	(7.76)

Distributions to Shareholders From:
Net investment income	(0.22)	(0.25)	(0.26)	(0.21)	(0.29)
Net realized gains on investments	(1.91)	—	—	—	—
Total distributions	(2.13)	(0.25)	(0.26)	(0.21)	(0.29)

Net Asset Value, End of Period	$64.71	$56.94	$69.41	$56.66	$48.01

Total Return	17.72%	(17.66)%	22.96%	18.49%	(13.92)%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.74%	1.69%	1.73%	1.76%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.60%	0.21%	0.27%	0.56%	0.54%

Supplemental Data:
Net assets, end of period (000's)	$11,884	$12,171	$33,707	$23,131	$12,746
Portfolio turnover rate(b)	58%	39%	127%	109%	46%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

26 :: ProFund VP Bear :: Management Discussion of Fund Performance

ProFund VP Bear (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P 500® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possible even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2019, the Fund had a total return of -22.95%. For the same period, the Index had a total return of 31.49%1 and a volatility of 12.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Bear	-22.95%	-11.47%	-14.29%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bear	1.67%	1.67%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(25)%
Swap Agreements	(75)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	24%
Health Care	14%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Industrials	9%
Consumer Staples	7%
Energy	4%
Utilities	3%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bear :: 27

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (108.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $3,477,259	$3,477,000	$3,477,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,477,000)		3,477,000
TOTAL INVESTMENT SECURITIES (Cost $3,477,000)—108.4%		3,477,000
Net other assets (liabilities)—(8.4)%		(269,973)
NET ASSETS—100.0%		$3,207,027

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $587,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	5	3/23/20	$(807,438)	$(14,733)

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	1/27/20	(1.98)%	$(487,938)	$701
S&P 500	UBS AG	1/27/20	(1.78)%	(1,910,638)	6,349
				$(2,398,576)	$7,050

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

28 :: ProFund VP Bear :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$3,477,000
Repurchase agreements, at value	3,477,000
Total Investment Securities, at value	3,477,000
Cash	364
Segregated cash balances for futures contracts with brokers	34,650
Interest receivable	130
Unrealized appreciation on swap agreements	7,050
Receivable for capital shares issued	11,275
Prepaid expenses	267
TOTAL ASSETS	3,530,736

LIABILITIES:
Payable for capital shares redeemed	313,072
Variation margin on futures contracts	1,588
Advisory fees payable	2,301
Management services fees payable	307
Administration fees payable	256
Administrative services fees payable	1,357
Distribution fees payable	1,317
Transfer agency fees payable	430
Fund accounting fees payable	144
Compliance services fees payable	22
Other accrued expenses	2,915
TOTAL LIABILITIES	323,709
NET ASSETS	$3,207,027
NET ASSETS CONSIST OF:
Capital	$23,514,559
Total distributable earnings (loss)	(20,307,532)
NET ASSETS	$3,207,027
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	121,135
Net Asset Value (offering and redemption price per share)	$26.47

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$93,313
EXPENSES:
Advisory fees	32,713
Management services fees	4,362
Administration fees	3,701
Transfer agency fees	2,849
Administrative services fees	12,479
Distribution fees	10,904
Custody fees	730
Fund accounting fees	2,124
Trustee fees	121
Compliance services fees	52
Other fees	5,856
Total Gross Expenses before reductions	75,891
Expenses reduced and reimbursed by the Advisor	(1,520)
TOTAL NET EXPENSES	74,371
NET INVESTMENT INCOME (LOSS)	18,942
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(110,837)
Net realized gains (losses) on swap agreements	(1,112,399)
Change in net unrealized appreciation/depreciation on futures contracts	(44,125)
Change in net unrealized appreciation/depreciation on swap agreements	30,279
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,237,082)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,218,140)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 29

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$18,942	$3,463
Net realized gains (losses) on investments	(1,223,236)	(162,245)
Change in net unrealized appreciation/depreciation on investments	(13,846)	20,054
Change in net assets resulting from operations	(1,218,140)	(138,728)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(3,463)	—
Change in net assets resulting from distributions	(3,463)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	51,564,472	79,694,865
Distributions reinvested	3,463	—
Value of shares redeemed	(51,274,347)	(79,577,787)
Change in net assets resulting from capital transactions	293,588	117,078
Change in net assets	(928,015)	(21,650)
NET ASSETS:
Beginning of period	4,135,042	4,156,692
End of period	$3,207,027	$4,135,042
SHARE TRANSACTIONS:
Issued	1,672,477	2,530,718
Reinvested	116	—
Redeemed	(1,671,667)	(2,536,239)
Change in shares	926	(5,521)

See accompanying notes to financial statements.

30 :: ProFund VP Bear :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$34.40		$33.06	$40.30	$46.37	$48.76

Investment Activities:
Net investment income (loss)(b)	0.13		0.03	(0.32)	(0.63)	(0.75)
Net realized and unrealized gains (losses) on investments	(8.03)		1.31 (c)	(6.92)	(5.44)	(1.64)
Total income (loss) from investment activities	(7.90)		1.34	(7.24)	(6.07)	(2.39)

Distributions to Shareholders From:
Net investment income	(0.03)		—	—	—	—

Net Asset Value, End of Period	$26.47		$34.40	$33.06	$40.30	$46.37

Total Return	(22.95)%		4.05%	(17.97)%	(13.05)%	(4.92)%

Ratios to Average Net Assets:

Gross expenses	1.74%		1.65%	1.68%	1.68%	1.68%
Net expenses	1.71	%(d)	1.65%	1.68%	1.68%	1.68%
Net investment income (loss)	0.43%		0.08%	(0.88)%	(1.42)%	(1.63)%

Supplemental Data:
Net assets, end of period (000's)	$3,207		$4,135	$4,157	$6,283	$7,745
Portfolio turnover rate(e)	—		—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Biotechnology :: 31

ProFund VP Biotechnology (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 16.46%. For the same period, the Index had a total return of 18.39%1 and a volatility of 17.40%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Biotechnology	16.46%	3.05%	14.87%
Dow Jones U.S. BiotechnologySM Index	18.39%	4.75%	16.88%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Biotechnology	1.60%	1.60%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	15%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	14.5%
AbbVie, Inc.	13.3%
Gilead Sciences, Inc.	8.3%
Vertex Pharmaceuticals, Inc.	5.7%
Biogen, Inc.	5.4%

Dow Jones U.S. BiotechnologySM Index – Composition

% of Index
Biotechnology	81%
Life Sciences Tools & Services	19%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: ProFund VP Biotechnology :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (85.0%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	86,633	$7,670,485
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,587	281,792
Agilent Technologies, Inc. (Life Sciences Tools & Services)	18,129	1,546,585
Agios Pharmaceuticals, Inc.* (Biotechnology)	3,461	165,263
Alexion Pharmaceuticals, Inc.* (Biotechnology)	12,964	1,402,057
Alkermes PLC* (Biotechnology)	9,229	188,272
Allogene Therapeutics, Inc.* (Biotechnology)	2,998	77,888
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	6,532	752,290
Amgen, Inc. (Biotechnology)	34,809	8,391,405
Avantor, Inc.* (Life Sciences Tools & Services)	13,063	237,093
Biogen, Inc.* (Biotechnology)	10,571	3,136,733
BioMarin Pharmaceutical, Inc.* (Biotechnology)	10,523	889,720
Bio-Techne Corp. (Life Sciences Tools & Services)	2,232	489,946
Bluebird Bio, Inc.* (Biotechnology)	3,242	284,486
Blueprint Medicines Corp.* (Biotechnology)	2,882	230,877
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,860	436,894
Exact Sciences Corp.* (Biotechnology)	8,194	757,781
Exelixis, Inc.* (Biotechnology)	17,801	313,654
FibroGen, Inc.* (Biotechnology)	4,601	197,337
Gilead Sciences, Inc. (Biotechnology)	74,115	4,815,992
Illumina, Inc.* (Life Sciences Tools & Services)	8,612	2,856,945
Immunomedics, Inc.* (Biotechnology)	10,749	227,449
Incyte Corp.* (Biotechnology)	10,473	914,502
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,476	182,906
Ionis Pharmaceuticals, Inc.* (Biotechnology)	7,500	453,075
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	10,572	1,633,480
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,427	1,132,011
Moderna, Inc.* (Biotechnology)	12,104	236,754
Myriad Genetics, Inc.* (Biotechnology)	4,357	118,641
Nektar Therapeutics* (Pharmaceuticals)	10,307	222,477
Neurocrine Biosciences, Inc.* (Biotechnology)	5,396	580,016
Portola Pharmaceuticals, Inc.* (Biotechnology)	4,115	98,266
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	3,705	411,811
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,679	1,756,871
Repligen Corp.* (Biotechnology)	2,745	253,913
Sage Therapeutics, Inc.* (Biotechnology)	3,036	219,169
Sarepta Therapeutics, Inc.* (Biotechnology)	4,148	535,258
Seattle Genetics, Inc.* (Biotechnology)	6,727	768,627
Syneos Health, Inc.* (Life Sciences Tools & Services)	3,649	217,024
The Medicines Co.* (Pharmaceuticals)	4,355	369,913
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	3,182	135,903
United Therapeutics Corp.* (Biotechnology)	2,571	226,454
Vertex Pharmaceuticals, Inc.* (Biotechnology)	15,064	3,298,263
TOTAL COMMON STOCKS (Cost $18,965,321)		49,116,278

Repurchase Agreements(a) (2.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $1,193,089	$1,193,000	$1,193,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,193,000)		1,193,000
TOTAL INVESTMENT SECURITIES (Cost $20,158,321)—87.1%		50,309,278
Net other assets (liabilities)—12.9%		7,458,083
NET ASSETS—100.0%		$57,767,361

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	1/23/20	2.13%	$8,744,517	$(20,492)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 33

ProFund VP Biotechnology invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Biotechnology	$39,562,099	68.5%
Life Sciences Tools & Services	8,961,789	15.5%
Pharmaceuticals	592,390	1.0%
Other**	8,651,083	15.0%
Total	$57,767,361	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

34 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$20,158,321
Securities, at value	49,116,278
Repurchase agreements, at value	1,193,000
Total Investment Securities, at value	50,309,278
Cash	954
Segregated cash balances for swap agreements with custodian	250,000
Dividends and interest receivable	3,807
Receivable for capital shares issued	28,091
Receivable for investments sold	7,513,042
Prepaid expenses	318
TOTAL ASSETS	58,105,490

LIABILITIES:
Payable for capital shares redeemed	169,738
Unrealized depreciation on swap agreements	20,492
Advisory fees payable	37,056
Management services fees payable	4,941
Administration fees payable	4,071
Administrative services fees payable	21,020
Distribution fees payable	31,530
Trustee fees payable	20
Transfer agency fees payable	5,957
Fund accounting fees payable	2,308
Compliance services fees payable	297
Other accrued expenses	40,699
TOTAL LIABILITIES	338,129
NET ASSETS	$57,767,361
NET ASSETS CONSIST OF:
Capital	$28,414,832
Total distributable earnings (loss)	29,352,529
NET ASSETS	$57,767,361
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	758,839
Net Asset Value (offering and redemption price per share)	$76.13

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$885,777
Interest	32,854
Income from securities lending	1,439
TOTAL INVESTMENT INCOME	920,070

EXPENSES:
Advisory fees	417,371
Management services fees	55,649
Administration fees	47,186
Transfer agency fees	36,243
Administrative services fees	102,338
Distribution fees	139,124
Custody fees	4,240
Fund accounting fees	27,124
Trustee fees	1,388
Compliance services fees	677
Other fees	78,159
TOTAL NET EXPENSES	909,499
NET INVESTMENT INCOME (LOSS)	10,571
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	5,690,693
Net realized gains (losses) on swap agreements	269,183
Change in net unrealized appreciation/depreciation on investment securities	2,407,230
Change in net unrealized appreciation/depreciation on swap agreements	(78,110)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,288,996
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,299,567

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 35

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$10,571	$(68,585)
Net realized gains (losses) on investments	5,959,876	1,175,320
Change in net unrealized appreciation/depreciation on investments	2,329,120	(5,367,968)
Change in net assets resulting from operations	8,299,567	(4,261,233)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(215,659)	—
Change in net assets resulting from distributions	(215,659)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,387,774	32,884,267
Distributions reinvested	215,659	—
Value of shares redeemed	(32,440,451)	(41,267,373)
Change in net assets resulting from capital transactions	(5,837,018)	(8,383,106)
Change in net assets	2,246,890	(12,644,339)

NET ASSETS:
Beginning of period	55,520,471	68,164,810
End of period	$57,767,361	$55,520,471

SHARE TRANSACTIONS:
Issued	381,550	460,897
Reinvested	3,321	—
Redeemed	(471,795)	(583,446)
Change in shares	(86,924)	(122,549)

See accompanying notes to financial statements.

36 :: ProFund VP Biotechnology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$65.65	$70.40	$57.44	$68.89	$69.13

Investment Activities:
Net investment income (loss)(a)	0.01	(0.07)	(0.14)	(0.14)	(0.47)
Net realized and unrealized gains (losses) on investments	10.75	(4.68)	13.10	(10.47)	2.77
Total income (loss) from investment activities	10.76	(4.75)	12.96	(10.61)	2.30

Distributions to Shareholders From:
Net realized gains on investments	(0.28)	—	—	(0.84)	(2.54)

Net Asset Value, End of Period	$76.13	$65.65	$70.40	$57.44	$68.89

Total Return	16.46%	(6.75)%	22.54%	(15.48)%	3.30%

Ratios to Average Net Assets:
Gross expenses	1.63%	1.58%	1.59%	1.57%	1.61%
Net expenses	1.63%	1.58%	1.59%	1.57%	1.61%
Net investment income (loss)	0.02%	(0.10)%	(0.22)%	(0.24)%	(0.66)%

Supplemental Data:
Net assets, end of period (000's)	$57,767	$55,520	$68,165	$59,112	$85,306
Portfolio turnover rate(b)	81%	114%	157%	154%	164%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Bull :: 37

ProFund VP Bull (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 28.88%. For the same period, the Index had a total return of 31.49%1 and a volatility of 12.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Bull	28.88%	9.52%	11.32%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bull	1.61%	1.61%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Futures Contracts	13%
Swap Agreements	18%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.2%
Microsoft Corp.	3.1%
Alphabet, Inc.	2.1%
Amazon.com, Inc.	2.0%
Facebook, Inc.	1.3%

S&P 500® – Composition

% of Index
Information Technology	24%
Health Care	14%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Industrials	9%
Consumer Staples	7%
Energy	4%
Utilities	3%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: ProFund VP Bull :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (69.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	980	$172,892
A.O. Smith Corp. (Building Products)	234	11,148
Abbott Laboratories (Health Care Equipment & Supplies)	3,016	261,970
AbbVie, Inc. (Biotechnology)	2,524	223,475
ABIOMED, Inc.* (Health Care Equipment & Supplies)	77	13,135
Accenture PLC—Class A (IT Services)	1,083	228,047
Activision Blizzard, Inc. (Entertainment)	1,311	77,900
Adobe, Inc.* (Software)	826	272,423
Advance Auto Parts, Inc. (Specialty Retail)	118	18,899
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,900	87,134
Aflac, Inc. (Insurance)	1,252	66,231
Agilent Technologies, Inc. (Life Sciences Tools & Services)	528	45,044
Air Products & Chemicals, Inc. (Chemicals)	377	88,591
Akamai Technologies, Inc.* (IT Services)	276	23,841
Alaska Air Group, Inc. (Airlines)	210	14,228
Albemarle Corp. (Chemicals)	181	13,220
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	196	31,670
Alexion Pharmaceuticals, Inc.* (Biotechnology)	378	40,881
Align Technology, Inc.* (Health Care Equipment & Supplies)	122	34,043
Allegion PLC (Building Products)	159	19,802
Allergan PLC (Pharmaceuticals)	560	107,055
Alliance Data Systems Corp. (IT Services)	69	7,742
Alliant Energy Corp. (Electric Utilities)	410	22,435
Alphabet, Inc.*—Class A (Interactive Media & Services)	512	685,768
Alphabet, Inc.*—Class C (Interactive Media & Services)	510	681,880
Altria Group, Inc. (Tobacco)	3,188	159,113
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	710	1,311,967
Amcor PLC (Containers & Packaging)	2,765	29,973
Ameren Corp. (Multi-Utilities)	420	32,256
American Airlines Group, Inc. (Airlines)	665	19,072
American Electric Power Co., Inc. (Electric Utilities)	842	79,577
American Express Co. (Consumer Finance)	1,145	142,542
American International Group, Inc. (Insurance)	1,484	76,174
American Tower Corp. (Equity Real Estate Investment Trusts)	755	173,515
American Water Works Co., Inc. (Water Utilities)	308	37,838
Ameriprise Financial, Inc. (Capital Markets)	216	35,981
AmerisourceBergen Corp. (Health Care Providers & Services)	256	21,765
AMETEK, Inc. (Electrical Equipment)	389	38,799
Amgen, Inc. (Biotechnology)	1,014	244,445
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	506	54,765
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	628	74,632
ANSYS, Inc.* (Software)	146	37,582
Anthem, Inc. (Health Care Providers & Services)	433	130,779
Aon PLC (Insurance)	399	83,108
Apache Corp. (Oil, Gas & Consumable Fuels)	642	16,429
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	254	13,119
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,126	2,092,550
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,576	96,199
Aptiv PLC (Auto Components)	435	41,312
Archer-Daniels-Midland Co. (Food Products)	950	44,033
Arconic, Inc. (Aerospace & Defense)	661	20,339
Arista Networks, Inc.* (Communications Equipment)	93	18,916
Arthur J. Gallagher & Co. (Insurance)	318	30,283
Assurant, Inc. (Insurance)	104	13,632
AT&T, Inc. (Diversified Telecommunication Services)	12,464	487,093
Atmos Energy Corp. (Gas Utilities)	204	22,819
Autodesk, Inc.* (Software)	376	68,981
Automatic Data Processing, Inc. (IT Services)	739	126,000
AutoZone, Inc.* (Specialty Retail)	41	48,844
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	239	50,118
Avery Dennison Corp. (Containers & Packaging)	142	18,576
Baker Hughes Co.—Class A (Energy Equipment & Services)	1,110	28,449
Ball Corp. (Containers & Packaging)	559	36,152
Bank of America Corp. (Banks)	13,813	486,494
Baxter International, Inc. (Health Care Equipment & Supplies)	871	72,833
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	461	125,378
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,337	755,831
Best Buy Co., Inc. (Specialty Retail)	388	34,066
Biogen, Inc.* (Biotechnology)	307	91,096
BlackRock, Inc.—Class A (Capital Markets)	202	101,545
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	71	145,815
BorgWarner, Inc. (Auto Components)	352	15,270
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	246	33,914
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,379	107,578
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,000	256,760
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	677	213,946
Broadridge Financial Solutions, Inc. (IT Services)	196	24,214
Brown-Forman Corp.—Class B (Beverages)	311	21,024
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	231	18,064
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	697	12,135
Cadence Design Systems, Inc.* (Software)	478	33,154
Campbell Soup Co. (Food Products)	288	14,233
Capital One Financial Corp. (Consumer Finance)	795	81,813
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	259	9,881
Cardinal Health, Inc. (Health Care Providers & Services)	499	25,239
CarMax, Inc.* (Specialty Retail)	281	24,635

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 39

Common Stocks, continued

	Shares	Value
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	684	$34,768
Caterpillar, Inc. (Machinery)	942	139,114
Cboe Global Markets, Inc. (Capital Markets)	189	22,680
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	570	34,935
CDW Corp. (Electronic Equipment, Instruments & Components)	245	34,996
Celanese Corp.—Series A (Chemicals)	205	25,240
Centene Corp.* (Health Care Providers & Services)	706	44,386
CenterPoint Energy, Inc. (Multi-Utilities)	857	23,370
CenturyLink, Inc. (Diversified Telecommunication Services)	1,675	22,127
Cerner Corp. (Health Care Technology)	536	39,337
CF Industries Holdings, Inc. (Chemicals)	371	17,712
Charter Communications, Inc.*—Class A (Media)	268	130,002
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,226	388,765
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	43	35,996
Chubb, Ltd. (Insurance)	773	120,324
Church & Dwight Co., Inc. (Household Products)	419	29,472
Cigna Corp. (Health Care Providers & Services)	637	130,260
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	174	9,133
Cincinnati Financial Corp. (Insurance)	259	27,234
Cintas Corp. (Commercial Services & Supplies)	143	38,478
Cisco Systems, Inc. (Communications Equipment)	7,238	347,134
Citigroup, Inc. (Banks)	3,725	297,590
Citizens Financial Group, Inc. (Banks)	742	30,133
Citrix Systems, Inc. (Software)	208	23,067
CME Group, Inc. (Capital Markets)	612	122,840
CMS Energy Corp. (Multi-Utilities)	484	30,415
Cognizant Technology Solutions Corp. (IT Services)	933	57,865
Colgate-Palmolive Co. (Household Products)	1,462	100,644
Comcast Corp.—Class A (Media)	7,746	348,339
Comerica, Inc. (Banks)	246	17,651
Conagra Brands, Inc. (Food Products)	831	28,453
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	342	29,949
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,872	121,736
Consolidated Edison, Inc. (Multi-Utilities)	568	51,387
Constellation Brands, Inc.—Class A (Beverages)	286	54,269
Copart, Inc.* (Commercial Services & Supplies)	349	31,738
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,312	38,192
Corteva, Inc. (Chemicals)	1,277	37,748
Costco Wholesale Corp. (Food & Staples Retailing)	753	221,322
Coty, Inc.—Class A (Personal Products)	505	5,681
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	709	100,784
CSX Corp. (Road & Rail)	1,327	96,022
Cummins, Inc. (Machinery)	261	46,709
CVS Health Corp. (Health Care Providers & Services)	2,219	164,850
D.R. Horton, Inc. (Household Durables)	572	30,174
Danaher Corp. (Health Care Equipment & Supplies)	1,090	167,293
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	209	22,783
DaVita, Inc.* (Health Care Providers & Services)	153	11,480
Deere & Co. (Machinery)	537	93,040
Delta Air Lines, Inc. (Airlines)	982	57,427
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	380	21,504
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	660	17,140
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	275	25,537
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	356	42,627
Discover Financial Services (Consumer Finance)	534	45,294
Discovery Communications, Inc.*—Class A (Media)	270	8,840
Discovery, Inc.*—Class C (Media)	572	17,440
Dish Network Corp.*—Class A (Media)	434	15,394
Dollar General Corp. (Multiline Retail)	434	67,695
Dollar Tree, Inc.* (Multiline Retail)	404	37,996
Dominion Energy, Inc. (Multi-Utilities)	1,404	116,280
Dover Corp. (Machinery)	249	28,700
Dow, Inc. (Chemicals)	1,265	69,233
DTE Energy Co. (Multi-Utilities)	328	42,597
Duke Energy Corp. (Electric Utilities)	1,244	113,465
Duke Realty Corp. (Equity Real Estate Investment Trusts)	627	21,738
DuPont de Nemours, Inc. (Chemicals)	1,264	81,149
DXC Technology Co. (IT Services)	436	16,389
E*TRADE Financial Corp. (Capital Markets)	386	17,513
Eastman Chemical Co. (Chemicals)	232	18,388
Eaton Corp. PLC (Electrical Equipment)	706	66,872
eBay, Inc. (Internet & Direct Marketing Retail)	1,305	47,124
Ecolab, Inc. (Chemicals)	428	82,600
Edison International (Electric Utilities)	612	46,151
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	356	83,051
Electronic Arts, Inc.* (Entertainment)	498	53,540
Eli Lilly & Co. (Pharmaceuticals)	1,442	189,522
Emerson Electric Co. (Electrical Equipment)	1,039	79,234
Entergy Corp. (Electric Utilities)	340	40,732
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	992	83,090
Equifax, Inc. (Professional Services)	206	28,865
Equinix, Inc. (Equity Real Estate Investment Trusts)	146	85,220
Equity Residential (Equity Real Estate Investment Trusts)	596	48,228
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	114	34,298
Everest Re Group, Ltd. (Insurance)	69	19,102
Evergy, Inc. (Electric Utilities)	388	25,255
Eversource Energy (Electric Utilities)	552	46,959
Exelon Corp. (Electric Utilities)	1,659	75,634
Expedia Group, Inc. (Internet & Direct Marketing Retail)	239	25,845
Expeditors International of Washington, Inc. (Air Freight & Logistics)	291	22,704
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	221	23,342
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,219	503,741
F5 Networks, Inc.* (Communications Equipment)	104	14,524
Facebook, Inc.*—Class A (Interactive Media & Services)	4,106	842,756
Fastenal Co. (Trading Companies & Distributors)	979	36,174

See accompanying notes to financial statements.

40 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	120	$15,448
FedEx Corp. (Air Freight & Logistics)	410	61,996
Fidelity National Information Services, Inc. (IT Services)	1,049	145,905
Fifth Third Bancorp (Banks)	1,210	37,195
First Horizon National Corp. (Banks)	1	9
First Republic Bank/CA (Banks)	287	33,708
FirstEnergy Corp. (Electric Utilities)	922	44,809
Fiserv, Inc.* (IT Services)	975	112,739
FleetCor Technologies, Inc.* (IT Services)	149	42,870
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	229	11,924
Flowserve Corp. (Machinery)	223	11,099
FMC Corp. (Chemicals)	221	22,060
Ford Motor Co. (Automobiles)	6,645	61,799
Fortinet, Inc.* (Software)	242	25,836
Fortive Corp. (Machinery)	505	38,577
Fortune Brands Home & Security, Inc. (Building Products)	238	15,551
Fox Corp.—Class A (Media)	606	22,464
Fox Corp.—Class B (Media)	278	10,119
Franklin Resources, Inc. (Capital Markets)	477	12,392
Freeport-McMoRan, Inc. (Metals & Mining)	2,476	32,485
Garmin, Ltd. (Household Durables)	247	24,097
Gartner, Inc.* (IT Services)	153	23,577
General Dynamics Corp. (Aerospace & Defense)	400	70,540
General Electric Co. (Industrial Conglomerates)	14,902	166,306
General Mills, Inc. (Food Products)	1,031	55,220
General Motors Co. (Automobiles)	2,146	78,543
Genuine Parts Co. (Distributors)	249	26,451
Gilead Sciences, Inc. (Biotechnology)	2,159	140,292
Global Payments, Inc. (IT Services)	513	93,653
Globe Life, Inc. (Insurance)	169	17,787
H & R Block, Inc. (Diversified Consumer Services)	334	7,842
Halliburton Co. (Energy Equipment & Services)	1,498	36,656
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	617	9,162
Harley-Davidson, Inc. (Automobiles)	263	9,781
Hartford Financial Services Group, Inc. (Insurance)	615	37,374
Hasbro, Inc. (Leisure Products)	217	22,917
HCA Healthcare, Inc. (Health Care Providers & Services)	451	66,662
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	845	29,127
Helmerich & Payne, Inc. (Energy Equipment & Services)	185	8,405
Henry Schein, Inc.* (Health Care Providers & Services)	250	16,680
Hess Corp. (Oil, Gas & Consumable Fuels)	441	29,463
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,209	35,035
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	481	53,348
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	253	12,830
Hologic, Inc.* (Health Care Equipment & Supplies)	458	23,912
Honeywell International, Inc. (Industrial Conglomerates)	1,219	215,763
Hormel Foods Corp. (Food Products)	475	21,427
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,224	22,705
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,529	51,971
Humana, Inc. (Health Care Providers & Services)	226	82,834
Huntington Bancshares, Inc. (Banks)	1,763	26,586
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	69	17,311
IDEX Corp. (Machinery)	130	22,360
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	147	38,386
IHS Markit, Ltd.* (Professional Services)	684	51,540
Illinois Tool Works, Inc. (Machinery)	499	89,634
Illumina, Inc.* (Life Sciences Tools & Services)	250	82,935
Incyte Corp.* (Biotechnology)	305	26,633
Ingersoll-Rand PLC (Machinery)	409	54,364
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,422	444,206
Intercontinental Exchange, Inc. (Capital Markets)	950	87,923
International Business Machines Corp. (IT Services)	1,511	202,534
International Flavors & Fragrances, Inc.(a) (Chemicals)	182	23,482
International Paper Co. (Containers & Packaging)	669	30,807
Intuit, Inc. (Software)	444	116,297
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	197	116,457
Invesco, Ltd. (Capital Markets)	636	11,435
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	61	8,840
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	307	47,435
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	490	15,616
J.B. Hunt Transport Services, Inc. (Road & Rail)	146	17,050
Jack Henry & Associates, Inc. (IT Services)	132	19,228
Jacobs Engineering Group, Inc. (Construction & Engineering)	232	20,840
Johnson & Johnson (Pharmaceuticals)	4,490	654,956
Johnson Controls International PLC (Building Products)	1,317	53,615
JPMorgan Chase & Co. (Banks)	5,351	745,928
Juniper Networks, Inc. (Communications Equipment)	571	14,064
Kansas City Southern Industries, Inc. (Road & Rail)	168	25,731
Kellogg Co. (Food Products)	425	29,393
KeyCorp (Banks)	1,681	34,023
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	320	32,842
Kimberly-Clark Corp. (Household Products)	585	80,467
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	721	14,932
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,324	70,369
KLA Corp. (Semiconductors & Semiconductor Equipment)	269	47,928
Kohl's Corp. (Multiline Retail)	267	13,604
L Brands, Inc. (Specialty Retail)	396	7,176
L3Harris Technologies, Inc. (Aerospace & Defense)	378	74,795
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	166	28,082

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 41

Common Stocks, continued

	Shares	Value
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	248	$72,515
Lamb Weston Holding, Inc. (Food Products)	250	21,508
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	577	39,836
Leggett & Platt, Inc. (Household Durables)	224	11,386
Leidos Holdings, Inc. (IT Services)	227	22,221
Lennar Corp.—Class A (Household Durables)	478	26,668
Lincoln National Corp. (Insurance)	339	20,004
Linde PLC (Chemicals)	916	195,017
Live Nation Entertainment, Inc.* (Entertainment)	241	17,224
LKQ Corp.* (Distributors)	524	18,707
Lockheed Martin Corp. (Aerospace & Defense)	424	165,097
Loews Corp. (Insurance)	436	22,886
Lowe's Cos., Inc. (Specialty Retail)	1,307	156,526
LyondellBasell Industries N.V.—Class A (Chemicals)	438	41,382
M&T Bank Corp. (Banks)	225	38,194
Macy's, Inc. (Multiline Retail)	528	8,976
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,366	18,550
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,108	66,757
MarketAxess Holdings, Inc. (Capital Markets)	65	24,642
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	464	70,240
Marsh & McLennan Cos., Inc. (Insurance)	861	95,924
Martin Marietta Materials, Inc. (Construction Materials)	107	29,921
Masco Corp. (Building Products)	485	23,275
MasterCard, Inc.—Class A (IT Services)	1,515	452,364
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	462	28,418
McCormick & Co., Inc. (Food Products)	211	35,813
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,285	253,928
McKesson Corp. (Health Care Providers & Services)	307	42,464
Medtronic PLC (Health Care Equipment & Supplies)	2,287	259,460
Merck & Co., Inc. (Pharmaceuticals)	4,345	395,178
MetLife, Inc. (Insurance)	1,334	67,994
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	41	32,524
MGM Resorts International (Hotels, Restaurants & Leisure)	879	29,244
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	407	42,621
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,889	101,590
Microsoft Corp. (Software)	13,016	2,052,623
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	195	25,713
Mohawk Industries, Inc.* (Household Durables)	102	13,911
Molson Coors Beverage Co.—Class B (Beverages)	321	17,302
Mondelez International, Inc.—Class A (Food Products)	2,456	135,277
Monster Beverage Corp.* (Beverages)	651	41,371
Moody's Corp. (Capital Markets)	278	66,000
Morgan Stanley (Capital Markets)	2,099	107,301
Motorola Solutions, Inc. (Communications Equipment)	293	47,214
MSCI, Inc.—Class A (Capital Markets)	145	37,436
Mylan N.V.* (Pharmaceuticals)	881	17,708
Nasdaq, Inc. (Capital Markets)	196	20,992
National Oilwell Varco, Inc. (Energy Equipment & Services)	659	16,508
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	389	24,215
Netflix, Inc.* (Entertainment)	748	242,030
Newell Brands, Inc. (Household Durables)	651	12,512
Newmont Goldcorp Corp. (Metals & Mining)	1,399	60,787
News Corp.—Class A (Media)	663	9,375
News Corp.—Class B (Media)	208	3,018
NextEra Energy, Inc. (Electric Utilities)	834	201,961
Nielsen Holdings PLC (Professional Services)	608	12,342
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,126	215,384
NiSource, Inc. (Multi-Utilities)	637	17,734
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	817	20,294
Nordstrom, Inc. (Multiline Retail)	183	7,490
Norfolk Southern Corp. (Road & Rail)	445	86,388
Northern Trust Corp. (Capital Markets)	361	38,353
Northrop Grumman Corp. (Aerospace & Defense)	268	92,184
Nortonlifelock, Inc. (Software)	979	24,984
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	363	21,203
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	430	17,093
Nucor Corp. (Metals & Mining)	518	29,153
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,044	245,652
NVR, Inc.* (Household Durables)	6	22,850
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,525	62,845
Old Dominion Freight Line, Inc. (Road & Rail)	109	20,686
Omnicom Group, Inc. (Media)	371	30,058
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	706	53,423
Oracle Corp. (Software)	3,697	195,867
O'Reilly Automotive, Inc.* (Specialty Retail)	129	56,536
PACCAR, Inc. (Machinery)	590	46,669
Packaging Corp. of America (Containers & Packaging)	161	18,030
Parker-Hannifin Corp. (Machinery)	219	45,075
Paychex, Inc. (IT Services)	543	46,188
PayPal Holdings, Inc.* (IT Services)	2,003	216,665
Pentair PLC (Machinery)	288	13,211
People's United Financial, Inc. (Banks)	759	12,827
PepsiCo, Inc. (Beverages)	2,380	325,275
PerkinElmer, Inc. (Life Sciences Tools & Services)	190	18,449
Perrigo Co. PLC (Pharmaceuticals)	232	11,985
Pfizer, Inc. (Pharmaceuticals)	9,443	369,977
Philip Morris International, Inc. (Tobacco)	2,655	225,914
Phillips 66 (Oil, Gas & Consumable Fuels)	758	84,449
Pinnacle West Capital Corp. (Electric Utilities)	192	17,267
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	283	42,838
PPG Industries, Inc. (Chemicals)	404	53,930
PPL Corp. (Electric Utilities)	1,234	44,276
Principal Financial Group, Inc. (Insurance)	441	24,255
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,078	96,093
Prudential Financial, Inc. (Insurance)	686	64,306
Public Service Enterprise Group, Inc. (Multi-Utilities)	863	50,960

See accompanying notes to financial statements.

42 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Public Storage (Equity Real Estate Investment Trusts)	256	$54,518
PulteGroup, Inc. (Household Durables)	434	16,839
PVH Corp. (Textiles, Apparel & Luxury Goods)	126	13,249
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	198	23,014
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,948	171,872
Quanta Services, Inc. (Construction & Engineering)	243	9,893
Quest Diagnostics, Inc. (Health Care Providers & Services)	230	24,562
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	85	9,964
Raymond James Financial, Inc. (Capital Markets)	210	18,787
Raytheon Co. (Aerospace & Defense)	476	104,596
Realty Income Corp. (Equity Real Estate Investment Trusts)	556	40,938
Regency Centers Corp. (Equity Real Estate Investment Trusts)	287	18,107
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	136	51,065
Regions Financial Corp. (Banks)	1,647	28,263
Republic Services, Inc.—Class A (Commercial Services & Supplies)	360	32,267
ResMed, Inc. (Health Care Equipment & Supplies)	246	38,123
Robert Half International, Inc. (Professional Services)	201	12,693
Rockwell Automation, Inc. (Electrical Equipment)	197	39,926
Rollins, Inc. (Commercial Services & Supplies)	241	7,992
Roper Technologies, Inc. (Industrial Conglomerates)	177	62,699
Ross Stores, Inc. (Specialty Retail)	617	71,831
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	294	39,252
S&P Global, Inc. (Capital Markets)	417	113,862
Salesforce.com, Inc.* (Software)	1,514	246,237
SBA Communications Corp. (Equity Real Estate Investment Trusts)	192	46,270
Schlumberger, Ltd. (Energy Equipment & Services)	2,362	94,952
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	394	23,443
Sealed Air Corp. (Containers & Packaging)	263	10,475
Sempra Energy (Multi-Utilities)	480	72,710
ServiceNow, Inc.* (Software)	322	90,907
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	524	78,055
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	291	35,176
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	139	12,771
Snap-on, Inc. (Machinery)	94	15,924
Southwest Airlines Co. (Airlines)	808	43,616
Stanley Black & Decker, Inc. (Machinery)	259	42,927
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,016	177,246
State Street Corp. (Capital Markets)	620	49,042
STERIS PLC (Health Care Equipment & Supplies)	145	22,101
Stryker Corp. (Health Care Equipment & Supplies)	550	115,467
SVB Financial Group* (Banks)	88	22,092
Synchrony Financial (Consumer Finance)	1,015	36,550
Synopsys, Inc.* (Software)	256	35,635
Sysco Corp. (Food & Staples Retailing)	870	74,420
T. Rowe Price Group, Inc. (Capital Markets)	398	48,492
Take-Two Interactive Software, Inc.* (Entertainment)	194	23,751
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	472	12,730
Target Corp. (Multiline Retail)	865	110,902
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	570	54,629
TechnipFMC PLC (Energy Equipment & Services)	718	15,394
Teleflex, Inc. (Health Care Equipment & Supplies)	78	29,362
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,595	204,623
Textron, Inc. (Aerospace & Defense)	389	17,349
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,133	22,546
The Allstate Corp. (Insurance)	553	62,185
The Bank of New York Mellon Corp. (Capital Markets)	1,433	72,123
The Boeing Co. (Aerospace & Defense)	912	297,092
The Charles Schwab Corp. (Capital Markets)	1,951	92,790
The Clorox Co. (Household Products)	214	32,858
The Coca-Cola Co. (Beverages)	6,579	364,147
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	85	27,310
The Estee Lauder Cos Inc/The—Class A (Personal Products)	380	78,485
The Gap, Inc. (Specialty Retail)	364	6,436
The Goldman Sachs Group, Inc. (Capital Markets)	543	124,851
The Hershey Co. (Food Products)	252	37,039
The Home Depot, Inc. (Specialty Retail)	1,861	406,404
The Interpublic Group of Cos., Inc. (Media)	662	15,292
The JM Smucker Co.—Class A (Food Products)	195	20,305
The Kraft Heinz Co. (Food Products)	1,064	34,186
The Kroger Co. (Food & Staples Retailing)	1,369	39,687
The Mosaic Co. (Chemicals)	597	12,919
The PNC Financial Services Group, Inc (Banks)	748	119,403
The Procter & Gamble Co. (Household Products)	4,256	531,574
The Progressive Corp. (Insurance)	997	72,173
The Sherwin-Williams Co. (Chemicals)	141	82,279
The Southern Co. (Electric Utilities)	1,790	114,023
The TJX Cos., Inc. (Specialty Retail)	2,070	126,394
The Travelers Cos., Inc. (Insurance)	440	60,258
The Walt Disney Co. (Entertainment)	3,075	444,738
The Western Union Co. (IT Services)	716	19,174
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,069	49,077
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	684	222,210
Tiffany & Co. (Specialty Retail)	184	24,592
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	540	42,347
Tractor Supply Co. (Specialty Retail)	203	18,968
TransDigm Group, Inc. (Aerospace & Defense)	85	47,600
Truist Financial Corp. (Banks)	2,289	128,916
Twitter, Inc.* (Interactive Media & Services)	1,325	42,466
Tyson Foods, Inc.—Class A (Food Products)	504	45,884
U.S. Bancorp (Banks)	2,426	143,838

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 43

Common Stocks, continued

	Shares	Value
UDR, Inc. (Equity Real Estate Investment Trusts)	500	$23,350
Ulta Beauty, Inc.* (Specialty Retail)	97	24,555
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	321	6,934
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	333	6,387
Union Pacific Corp. (Road & Rail)	1,185	214,236
United Airlines Holdings , Inc.* (Airlines)	371	32,681
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,196	140,004
United Rentals, Inc.* (Trading Companies & Distributors)	128	21,347
United Technologies Corp. (Aerospace & Defense)	1,385	207,418
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,616	475,072
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	137	19,654
Unum Group (Insurance)	352	10,264
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	701	65,649
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	156	22,154
Ventas, Inc. (Equity Real Estate Investment Trusts)	636	36,723
VeriSign, Inc.* (IT Services)	177	34,104
Verisk Analytics, Inc.—Class A (Professional Services)	279	41,666
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,057	433,300
Vertex Pharmaceuticals, Inc.* (Biotechnology)	439	96,119
VF Corp. (Textiles, Apparel & Luxury Goods)	559	55,710
ViacomCBS, Inc.—Class B (Media)	923	38,738
Visa, Inc.—Class A (IT Services)	2,921	548,857
Vornado Realty Trust (Equity Real Estate Investment Trusts)	270	17,955
Vulcan Materials Co. (Construction Materials)	226	32,542
W.R. Berkley Corp. (Insurance)	248	17,137
W.W. Grainger, Inc. (Trading Companies & Distributors)	74	25,050
Wabtec Corp. (Machinery)	311	24,196
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,279	75,410
Walmart, Inc. (Food & Staples Retailing)	2,420	287,593
Waste Management, Inc. (Commercial Services & Supplies)	666	75,897
Waters Corp.* (Life Sciences Tools & Services)	110	25,702
WEC Energy Group, Inc. (Multi-Utilities)	538	49,620
WellCare Health Plans, Inc.* (Health Care Providers & Services)	86	28,398
Wells Fargo & Co. (Banks)	6,567	353,305
Welltower, Inc. (Equity Real Estate Investment Trusts)	693	56,674
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	507	32,179
WestRock Co. (Containers & Packaging)	440	18,880
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,272	38,414
Whirlpool Corp. (Household Durables)	108	15,933
Willis Towers Watson PLC (Insurance)	219	44,225
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	165	22,914
Xcel Energy, Inc. (Electric Utilities)	895	56,824
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	317	11,688
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	430	42,041
Xylem, Inc (Machinery)	307	24,189
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	516	51,977
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	92	23,500
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	350	52,388
Zions Bancorp NA (Banks)	291	15,109
Zoetis, Inc. (Pharmaceuticals)	813	107,601
TOTAL COMMON STOCKS (Cost $16,045,828)		45,659,632

Repurchase Agreements(b)(c) (29.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $19,494,453	$19,493,000	$19,493,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,493,000)		19,493,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(d)	14,083	$14,083
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(d)	4,884	4,884
Invesco Government & Agency Portfolio— Institutional Shares, 1.59%(d)	1,573	1,573
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,540)		20,540
TOTAL INVESTMENT SECURITIES (Cost $35,559,368)—98.8%		65,173,172
Net other assets (liabilities)—1.2%		798,747
NET ASSETS—100.0%		$65,971,919

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $20,385.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $1,382,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

See accompanying notes to financial statements.

44 :: ProFund VP Bull :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	53	3/23/20	$8,558,838	$155,602

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	1/27/20	2.18%	$8,049,312	$(28,580)
S&P 500	UBS AG	1/27/20	2.13%	3,584,355	(9,128)
				$11,633,667	$(37,708)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Bull invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$1,114,321	1.8%
Air Freight & Logistics	242,768	0.4%
Airlines	167,024	0.3%
Auto Components	56,582	0.1%
Automobiles	150,123	0.2%
Banks	2,571,264	3.9%
Beverages	823,388	1.2%
Biotechnology	914,006	1.4%
Building Products	123,391	0.2%
Capital Markets	1,226,980	1.9%
Chemicals	864,950	1.3%
Commercial Services & Supplies	186,372	0.3%
Communications Equipment	441,852	0.7%
Construction & Engineering	30,733	NM
Construction Materials	62,463	0.1%
Consumer Finance	306,199	0.5%
Containers & Packaging	162,893	0.2%
Distributors	45,158	0.1%
Diversified Consumer Services	7,842	NM
Diversified Financial Services	755,831	1.1%
Diversified Telecommunication Services	942,520	1.4%
Electric Utilities	929,368	1.4%
Electrical Equipment	224,831	0.3%
Electronic Equipment, Instruments & Components	259,688	0.4%
Energy Equipment & Services	200,364	0.3%
Entertainment	859,183	1.3%
Equity Real Estate Investment Trusts	1,301,982	1.9%
Food & Staples Retailing	698,432	1.1%
Food Products	522,771	0.8%
Gas Utilities	22,819	NM
Health Care Equipment & Supplies	1,631,905	2.5%
Health Care Providers & Services	1,313,167	2.0%
Health Care Technology	39,337	0.1%
Hotels, Restaurants & Leisure	852,735	1.3%
Household Durables	174,370	0.3%
Household Products	775,015	1.2%
Independent Power and Renewable Electricity Producers	39,639	0.1%
Industrial Conglomerates	617,660	0.9%
Insurance	1,052,860	1.6%
Interactive Media & Services	2,252,870	3.4%
Internet & Direct Marketing Retail	1,530,751	2.2%
IT Services	2,464,177	3.8%
Leisure Products	22,917	NM
Life Sciences Tools & Services	474,299	0.7%
Machinery	735,788	1.1%
Media	649,079	1.0%
Metals & Mining	122,425	0.2%
Multiline Retail	246,663	0.4%
Multi-Utilities	487,329	0.7%
Oil, Gas & Consumable Fuels	1,784,199	2.7%
Personal Products	84,166	0.1%
Pharmaceuticals	2,110,742	3.1%
Professional Services	147,106	0.2%
Real Estate Management & Development	34,935	0.1%
Road & Rail	460,113	0.7%
Semiconductors & Semiconductor Equipment	1,931,567	2.9%
Software	3,223,593	5.0%
Specialty Retail	1,025,862	1.6%
Technology Hardware, Storage & Peripherals	2,271,081	3.4%
Textiles, Apparel & Luxury Goods	339,401	0.5%
Tobacco	385,027	0.6%
Trading Companies & Distributors	82,571	0.1%
Water Utilities	37,838	0.1%
Wireless Telecommunication Services	42,347	0.1%
Other**	20,312,287	30.7%
Total	$65,971,919	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 45

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$35,559,368
Securities, at value(a)	45,680,172
Repurchase agreements, at value	19,493,000
Total Investment Securities, at value	65,173,172
Cash	545
Segregated cash balances for futures contracts with brokers	367,290
Dividends and interest receivable	46,499
Receivable for capital shares issued	1,120,125
Variation margin on futures contracts	16,828
Prepaid expenses	4,068
TOTAL ASSETS	66,728,527

LIABILITIES:
Payable for capital shares redeemed	525,755
Payable for collateral for securities loaned	20,540
Unrealized depreciation on swap agreements	37,708
Advisory fees payable	42,977
Management services fees payable	5,730
Administration fees payable	4,725
Administrative services fees payable	31,393
Distribution fees payable	32,908
Trustee fees payable	23
Transfer agency fees payable	6,989
Fund accounting fees payable	2,801
Compliance services fees payable	342
Other accrued expenses	44,717
TOTAL LIABILITIES	756,608
NET ASSETS	$65,971,919
NET ASSETS CONSIST OF:
Capital	$37,239,886
Total distributable earnings (loss)	28,732,033
NET ASSETS	$65,971,919
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,230,302
Net Asset Value (offering and redemption price per share)	$53.62
(a) Includes securities on loan valued at:	$20,385

Statement of Operations

For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$713,612
Interest	534,353
Income from securities lending	1,014
TOTAL INVESTMENT INCOME	1,248,979

EXPENSES:
Advisory fees	463,883
Management services fees	61,851
Administration fees	52,444
Transfer agency fees	40,286
Administrative services fees	162,114
Distribution fees	154,628
Custody fees	10,153
Fund accounting fees	31,633
Trustee fees	1,466
Compliance services fees	759
Other fees	72,614
TOTAL NET EXPENSES	1,051,831
NET INVESTMENT INCOME (LOSS)	197,148
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	6,412,167
Net realized gains (losses) on futures contracts	1,094,713
Net realized gains (losses) on swap agreements	3,625,762
Change in net unrealized appreciation/depreciation on investment securities	2,841,538
Change in net unrealized appreciation/depreciation on futures contracts	448,310
Change in net unrealized appreciation/depreciation on swap agreements	(93,092)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	14,329,398
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,526,546

See accompanying notes to financial statements.

46 :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$197,148	$165,262
Net realized gains (losses) on investments	11,132,642	2,030,478
Change in net unrealized appreciation/depreciation on investments	3,196,756	(7,183,375)
Change in net assets resulting from operations	14,526,546	(4,987,635)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(1,205,822)	(7,322,619)
Change in net assets resulting from distributions	(1,205,822)	(7,322,619)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	239,398,218	338,502,049
Distributions reinvested	1,205,822	7,322,619
Value of shares redeemed	(246,878,704)	(367,129,429)
Change in net assets resulting from capital transactions	(6,274,664)	(21,304,761)
Change in net assets	7,046,060	(33,615,015)

NET ASSETS:
Beginning of period	58,925,859	92,540,874
End of period	$65,971,919	$58,925,859

SHARE TRANSACTIONS:
Issued	4,930,838	6,942,664
Reinvested	25,200	156,634
Redeemed	(5,113,563)	(7,538,619)
Change in shares	(157,525)	(439,321)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bull :: 47

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$42.46		$50.65		$43.55	$40.57	$41.22

Investment Activities:
Net investment income (loss)(a)	0.16		0.11		(0.13)	(0.19)	(0.17)
Net realized and unrealized gains (losses) on investments	11.98		(2.71)		8.48	4.09	(0.01)
Total income (loss) from investment activities	12.14		(2.60)		8.35	3.90	(0.18)

Distributions to Shareholders From:
Net investment income	(0.13)		—		—	—	—
Net realized gains on investments	(0.85)		(5.59)		(1.25)	(0.92)	(0.47)
Total distributions	(0.98)		(5.59)		(1.25)	(0.92)	(0.47)

Net Asset Value, End of Period	$53.62		$42.46		$50.65	$43.55	$40.57
Total Return	28.88%		(6.15	)%(b)	19.34%	9.66%	(0.46)%

Ratios to Average Net Assets:
Gross expenses	1.70%		1.69%		1.68%	1.71%	1.73%
Net expenses	1.70	%(c)	1.62	%(b)	1.68%	1.68%	1.68%
Net investment income (loss)	0.32%		0.23	%(b)	(0.28)%	(0.45)%	(0.42)%

Supplemental Data:
Net assets, end of period (000's)	$65,972		$58,926		$92,541	$77,915	$104,154
Portfolio turnover rate(d)	56%		8%		3%	4%	32%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and 0.17%, respectively, and the total return would have been (6.22)%.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year period ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

48 :: ProFund VP Consumer Goods :: Management Discussion of Fund Performance

ProFund VP Consumer Goods seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 26.56%. For the same period, the Index had a return of 28.69%1 and a volatility of 11.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Goods from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Goods	26.56%	6.00%	10.18%
Dow Jones U.S. Consumer GoodsSM Index	28.69%	7.81%	12.07%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Goods	1.74%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	13.0%
The Coca-Cola Co.	8.9%
PepsiCo, Inc.	7.9%
Philip Morris International, Inc.	5.5%
NIKE, Inc.	5.3%

Dow Jones U.S. Consumer GoodsSM Index – Composition

% of Index
Food, Beverage & Tobacco	46%
Household & Personal Products	22%
Consumer Durables & Apparel	16%
Automobiles & Components	9%
Media & Entertainment	4%
Capital Goods	1%
Retailing	1%
Food & Staples Retailing	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Consumer Goods :: 49

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (98.3%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	3,887	$230,967
Adient PLC* (Auto Components)	440	9,350
Altria Group, Inc. (Tobacco)	9,453	471,799
Aptiv PLC (Auto Components)	1,292	122,702
Archer-Daniels-Midland Co. (Food Products)	2,816	130,522
Autoliv, Inc. (Auto Components)	398	33,595
Beyond Meat, Inc.* (Food Products)	53	4,007
BorgWarner, Inc. (Auto Components)	1,045	45,332
Brown-Forman Corp.—Class B (Beverages)	922	62,327
Brunswick Corp. (Leisure Products)	412	24,712
Bunge, Ltd. (Food Products)	716	41,206
Campbell Soup Co. (Food Products)	855	42,254
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	767	29,261
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	223	24,383
Church & Dwight Co., Inc. (Household Products)	1,242	87,362
Colgate-Palmolive Co. (Household Products)	4,337	298,559
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	147	14,728
Conagra Brands, Inc. (Food Products)	2,461	84,265
Constellation Brands, Inc.—Class A (Beverages)	847	160,718
Coty, Inc.—Class A (Personal Products)	1,495	16,819
D.R. Horton, Inc. (Household Durables)	1,696	89,464
Dana, Inc. (Auto Components)	727	13,231
Darling Ingredients, Inc.* (Food Products)	828	23,250
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	142	23,978
Electronic Arts, Inc.* (Entertainment)	1,477	158,792
Energizer Holdings, Inc. (Household Products)	325	16,322
Flowers Foods, Inc. (Food Products)	973	21,153
Ford Motor Co. (Automobiles)	19,704	183,247
General Mills, Inc. (Food Products)	3,058	163,785
General Motors Co. (Automobiles)	6,361	232,813
Gentex Corp. (Auto Components)	1,279	37,065
Genuine Parts Co. (Distributors)	735	78,079
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,829	27,161
Harley-Davidson, Inc. (Automobiles)	780	29,008
Hasbro, Inc. (Leisure Products)	644	68,012
Helen of Troy, Ltd.* (Household Durables)	127	22,833
Herbalife Nutrition, Ltd.* (Personal Products)	469	22,357
Herman Miller, Inc. (Commercial Services & Supplies)	299	12,453
Hormel Foods Corp. (Food Products)	1,407	63,470
Ingredion, Inc. (Food Products)	338	31,417
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,273	27,204
Kellogg Co. (Food Products)	1,259	87,072
Keurig Dr Pepper, Inc. (Beverages)	1,351	39,111
Kimberly-Clark Corp. (Household Products)	1,735	238,649
Lamb Weston Holding, Inc. (Food Products)	739	63,576
Lancaster Colony Corp. (Food Products)	100	16,010
Lear Corp. (Auto Components)	278	38,142
Leggett & Platt, Inc. (Household Durables)	666	33,853
Lennar Corp.—Class A (Household Durables)	1,416	78,999
Lennar Corp.—Class B (Household Durables)	78	3,487
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	213	4,109
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	606	140,392
Mattel, Inc.* (Leisure Products)	1,754	23,767
McCormick & Co., Inc. (Food Products)	625	106,081
Mohawk Industries, Inc.* (Household Durables)	301	41,050
Molson Coors Beverage Co.—Class B (Beverages)	950	51,205
Mondelez International, Inc.—Class A (Food Products)	7,285	401,257
Monster Beverage Corp.* (Beverages)	1,931	122,715
National Beverage Corp.*(a) (Beverages)	59	3,010
Newell Brands, Inc. (Household Durables)	1,927	37,037
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	6,305	638,759
Nu Skin Enterprises, Inc.—Class A (Personal Products)	281	11,515
NVR, Inc.* (Household Durables)	18	68,551
PepsiCo, Inc. (Beverages)	7,056	964,344
Performance Food Group Co.* (Food & Staples Retailing)	532	27,387
Philip Morris International, Inc. (Tobacco)	7,873	669,914
Pilgrim's Pride Corp.* (Food Products)	264	8,637
Polaris, Inc. (Leisure Products)	291	29,595
Pool Corp. (Distributors)	203	43,113
Post Holdings, Inc.* (Food Products)	337	36,767
PulteGroup, Inc. (Household Durables)	1,288	49,974
PVH Corp. (Textiles, Apparel & Luxury Goods)	375	39,431
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	252	29,539
Seaboard Corp. (Food Products)	1	4,251
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	677	29,240
Spectrum Brands Holdings, Inc. (Household Products)	234	15,044
Stanley Black & Decker, Inc. (Machinery)	770	127,620
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	391	16,817
Take-Two Interactive Software, Inc.* (Entertainment)	573	70,152
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,395	37,623
Tempur Sealy International, Inc.* (Household Durables)	230	20,024
Tesla , Inc.* (Automobiles)	720	301,198
The Boston Beer Co., Inc.*—Class A (Beverages)	46	17,381
The Clorox Co. (Household Products)	635	97,498
The Coca-Cola Co. (Beverages)	19,511	1,079,935
The Estee Lauder Cos Inc/The—Class A (Personal Products)	1,126	232,564
The Goodyear Tire & Rubber Co. (Auto Components)	1,176	18,293
The Hain Celestial Group, Inc.* (Food Products)	405	10,512

See accompanying notes to financial statements.

50 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued

	Shares	Value
The Hershey Co. (Food Products)	751	$110,382
The JM Smucker Co.—Class A (Food Products)	577	60,083
The Kraft Heinz Co. (Food Products)	3,150	101,210
The Procter & Gamble Co. (Household Products)	12,619	1,576,113
Thor Industries, Inc.(a) (Automobiles)	279	20,727
Toll Brothers, Inc. (Household Durables)	653	25,800
TreeHouse Foods, Inc.* (Food Products)	284	13,774
Tyson Foods, Inc.—Class A (Food Products)	1,494	136,014
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	952	20,563
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	983	18,854
US Foods Holding Corp.* (Food & Staples Retailing)	1,109	46,456
Veoneer, Inc.* (Auto Components)	507	7,919
VF Corp. (Textiles, Apparel & Luxury Goods)	1,657	165,137
WABCO Holdings, Inc.* (Machinery)	260	35,230
Whirlpool Corp. (Household Durables)	320	47,210
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	408	13,766
Zynga, Inc.* (Entertainment)	4,786	29,290
TOTAL COMMON STOCKS (Cost $3,740,507)		11,933,690

Repurchase Agreements(b) (1.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $196,015	$196,000	$196,000
TOTAL REPURCHASE AGREEMENTS (Cost $196,000)		196,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(c)	14,409	$14,409
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(c)	4,998	4,998
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(c)	1,610	1,610
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,017)		21,017
TOTAL INVESTMENT SECURITIES (Cost $3,957,524)—100.1%		12,150,707
Net other assets (liabilities)—(0.1)%		(13,696)
NET ASSETS—100.0%		$12,137,011

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $20,673.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	1/23/20	2.13%	$208,632	$221

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 51

ProFund VP Consumer Goods invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Auto Components	$325,629	2.7%
Automobiles	766,993	6.3%
Beverages	2,500,746	20.7%
Commercial Services & Supplies	12,453	0.1%
Distributors	121,192	1.0%
Diversified Financial Services	27,204	0.2%
Entertainment	489,201	4.0%
Food & Staples Retailing	73,843	0.6%
Food Products	1,760,955	14.5%
Household Durables	518,282	4.3%
Household Products	2,329,547	19.2%
Leisure Products	146,086	1.2%
Machinery	162,850	1.3%
Personal Products	283,255	2.3%
Textiles, Apparel & Luxury Goods	1,273,741	10.5%
Tobacco	1,141,713	9.4%
Other**	203,321	1.7%
Total	$12,137,011	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

52 :: ProFund VP Consumer Goods :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$3,957,524
Securities, at value(a)	11,954,707
Repurchase agreements, at value	196,000
Total Investment Securities, at value	12,150,707
Cash	127
Dividends and interest receivable	32,166
Unrealized appreciation on swap agreements	221
Receivable for capital shares issued	2,786
Prepaid expenses	57
TOTAL ASSETS	12,186,064

LIABILITIES:
Payable for capital shares redeemed	618
Payable for collateral for securities loaned	21,017
Advisory fees payable	7,778
Management services fees payable	1,037
Administration fees payable	855
Administrative services fees payable	4,838
Distribution fees payable	4,531
Transfer agency fees payable	1,302
Fund accounting fees payable	511
Compliance services fees payable	63
Other accrued expenses	6,503
TOTAL LIABILITIES	49,053
NET ASSETS	$12,137,011
NET ASSETS CONSIST OF:
Capital	$4,584,017
Total distributable earnings (loss)	7,552,994
NET ASSETS	$12,137,011
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	251,741
Net Asset Value (offering and redemption price per share)	$48.21
(a) Includes securities on loan valued at:	$20,673

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$291,536
Interest	3,800
Income from securities lending	680
TOTAL INVESTMENT INCOME	296,016

EXPENSES:
Advisory fees	82,658
Management services fees	11,021
Administration fees	9,424
Transfer agency fees	7,222
Administrative services fees	33,502
Distribution fees	27,553
Custody fees	1,583
Fund accounting fees	5,732
Trustee fees	265
Compliance services fees	140
Other fees	12,049
Total Gross Expenses before reductions	191,149
Expenses reduced and reimbursed by the Advisor	(5,994)
TOTAL NET EXPENSES	185,155
NET INVESTMENT INCOME (LOSS)	110,861
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	51,297
Net realized gains (losses) on swap agreements	42,936
Change in net unrealized appreciation/depreciation on investment securities	2,335,349
Change in net unrealized appreciation/depreciation on swap agreements	(6,716)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,422,866
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,533,727

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 53

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$110,861	$159,669
Net realized gains (losses) on investments	94,233	2,118,796
Change in net unrealized appreciation/depreciation on investments	2,328,633	(4,521,434)
Change in net assets resulting from operations	2,533,727	(2,242,969)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(1,848,713)	(2,114,876)
Change in net assets resulting from distributions	(1,848,713)	(2,114,876)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,763,405	7,311,923
Distributions reinvested	1,848,713	2,114,876
Value of shares redeemed	(11,149,089)	(14,906,663)
Change in net assets resulting from capital transactions	2,463,029	(5,479,864)
Change in net assets	3,148,043	(9,837,709)

NET ASSETS:
Beginning of period	8,988,968	18,826,677
End of period	$12,137,011	$8,988,968

SHARE TRANSACTIONS:
Issued	245,718	129,049
Reinvested	42,227	41,468
Redeemed	(230,959)	(260,044)
Change in shares	56,986	(89,527)

See accompanying notes to financial statements.

54 :: ProFund VP Consumer Goods :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$46.16	$66.23	$59.18	$57.77	$56.02

Investment Activities:
Net investment income (loss)(a)	0.49	0.70	0.49	0.48	0.67
Net realized and unrealized gains (losses) on investments	10.83	(9.43)	8.33	1.59	1.64
Total income (loss) from investment activities	11.32	(8.73)	8.82	2.07	2.31

Distributions to Shareholders From:
Net investment income	(0.80)	(0.74)	(0.82)	(0.66)	(0.56)
Net realized gains on investments	(8.47)	(10.60)	(0.95)	—	—
Total distributions	(9.27)	(11.34)	(1.77)	(0.66)	(0.56)

Net Asset Value, End of Period	$48.21	$46.16	$66.23	$59.18	$57.77

Total Return	26.56%	(14.80)%	15.05%	3.54%	4.16%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.72%	1.68%	1.68%	1.68%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.01%	1.23%	0.76%	0.81%	1.18%

Supplemental Data:
Net assets, end of period (000's)	$12,137	$8,989	$18,827	$16,374	$24,118
Portfolio turnover rate(b)	71%	41%	107%	84%	156%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Consumer Services :: 55

ProFund VP Consumer Services (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 24.64%. For the same period, the Index had a return of 26.93%1 and a volatility of 12.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Services	24.64%	10.12%	14.82%
Dow Jones U.S. Consumer ServicesSM Index	26.93%	11.99%	16.79%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Services	1.63%	1.63%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	4%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	19.6%
Comcast Corp.	4.8%
The Walt Disney Co.	4.7%
The Home Depot, Inc.	4.7%
Walmart, Inc.	4.3%

Dow Jones U.S. Consumer ServicesSM Index – Composition

% of Index
Retailing	42%
Media & Entertainment	24%
Consumer Services	17%
Food & Staples Retailing	11%
Transportation	3%
Commercial & Professional Services	2%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: ProFund VP Consumer Services :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (96.6%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	460	$26,271
Adtalem Global Education, Inc.* (Diversified Consumer Services)	370	12,939
Advance Auto Parts, Inc. (Specialty Retail)	475	76,076
Alaska Air Group, Inc. (Airlines)	844	57,181
Allegiant Travel Co. (Airlines)	90	15,664
Altice USA, Inc.* (Media)	2,117	57,879
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,854	5,273,734
AMC Networks, Inc.*—Class A (Media)	303	11,969
AMERCO (Road & Rail)	55	20,670
American Airlines Group, Inc. (Airlines)	2,672	76,633
American Eagle Outfitters, Inc. (Specialty Retail)	1,089	16,008
AmerisourceBergen Corp. (Health Care Providers & Services)	1,030	87,571
Aramark (Hotels, Restaurants & Leisure)	1,709	74,171
AutoNation, Inc.* (Specialty Retail)	404	19,647
AutoZone, Inc.* (Specialty Retail)	163	194,184
Avis Budget Group, Inc.* (Road & Rail)	389	12,541
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	470	15,031
Best Buy Co., Inc. (Specialty Retail)	1,560	136,968
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	287	589,420
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	549	16,437
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	398	59,814
Burlington Stores, Inc.* (Specialty Retail)	454	103,526
Cable One, Inc. (Media)	35	52,096
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	3,826	52,034
Cardinal Health, Inc. (Health Care Providers & Services)	2,004	101,362
CarMax, Inc.* (Specialty Retail)	1,127	98,804
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	2,745	139,528
Carvana Co.* (Specialty Retail)	344	31,665
Casey's General Stores, Inc. (Food & Staples Retailing)	252	40,065
Charter Communications, Inc.*—Class A (Media)	1,075	521,461
Chegg, Inc.* (Diversified Consumer Services)	788	29,873
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	176	147,331
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	218	22,548
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	243	33,340
Cinemark Holdings, Inc. (Entertainment)	731	24,744
Comcast Corp.—Class A (Media)	28,913	1,300,217
Copart, Inc.* (Commercial Services & Supplies)	1,402	127,498
Costco Wholesale Corp. (Food & Staples Retailing)	3,027	889,696
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	164	25,213
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	840	91,568
Delta Air Lines, Inc. (Airlines)	3,945	230,703
Dick's Sporting Goods, Inc. (Specialty Retail)	436	21,578
Discovery Communications, Inc.*—Class A (Media)	1,084	35,490
Discovery, Inc.*—Class C (Media)	2,299	70,097
Dish Network Corp.*—Class A (Media)	1,747	61,966
Dollar General Corp. (Multiline Retail)	1,745	272,185
Dollar Tree, Inc.* (Multiline Retail)	1,621	152,455
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	280	82,258
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	568	42,907
Expedia Group, Inc. (Internet & Direct Marketing Retail)	957	103,490
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,254	18,634
Five Below, Inc.* (Specialty Retail)	381	48,715
Floor & Decor Holdings, Inc.* (Specialty Retail)	478	24,287
Foot Locker, Inc. (Specialty Retail)	734	28,619
Fox Corp.—Class A (Media)	2,430	90,080
Fox Corp.—Class B (Media)	1,113	40,513
frontdoor, Inc.*—Class A (Diversified Consumer Services)	580	27,504
Graham Holdings Co.—Class B (Diversified Consumer Services)	30	19,170
Grand Canyon Education, Inc.* (Diversified Consumer Services)	330	31,611
H & R Block, Inc. (Diversified Consumer Services)	1,339	31,440
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	586	20,153
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,934	214,500
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	250	22,428
IAA, Inc.* (Commercial Services & Supplies)	915	43,060
IHS Markit, Ltd.* (Professional Services)	2,748	207,062
JetBlue Airways Corp.* (Airlines)	1,979	37,047
John Wiley & Sons, Inc.—Class A (Media)	299	14,507
KAR Auction Services, Inc. (Commercial Services & Supplies)	883	19,241
Kohl's Corp. (Multiline Retail)	1,073	54,669
L Brands, Inc. (Specialty Retail)	1,593	28,865
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,316	159,897
Liberty Broadband Corp.*—Class A (Media)	167	20,802
Liberty Broadband Corp.*—Class C (Media)	1,046	131,535
Liberty Global PLC*—Class A (Media)	1,120	25,469
Liberty Global PLC*—Class C (Media)	2,828	61,636
Liberty Latin America, Ltd.*—Class A (Media)	311	6,002
Liberty Latin America, Ltd.*—Class C (Media)	782	15,218
Liberty Media Corp-Liberty Formula One*—Class A (Entertainment)	176	7,705
Liberty Media Corp-Liberty Formula One*—Class C (Entertainment)	1,392	63,983
Liberty SiriusXM Group*—Class A (Media)	571	27,602
Liberty SiriusXM Group*—Class C (Media)	1,004	48,333
Lions Gate Entertainment Corp.*—Class A (Entertainment)	381	4,061
Lions Gate Entertainment Corp.*—Class B (Entertainment)	743	7,378
Lithia Motors, Inc.—Class A (Specialty Retail)	155	22,785
Live Nation Entertainment, Inc.* (Entertainment)	965	68,969

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 57

Common Stocks, continued

	Shares	Value
LiveRamp Holdings, Inc.* (IT Services)	464	$22,304
LKQ Corp.* (Distributors)	2,101	75,006
Lowe's Cos., Inc. (Specialty Retail)	5,252	628,979
Lyft, Inc.* (Road & Rail)	1,394	59,971
Macy's, Inc. (Multiline Retail)	2,119	36,023
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,860	281,640
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	256	32,963
McDonald's Corp. (Hotels, Restaurants & Leisure)	5,160	1,019,667
Meredith Corp. (Media)	276	8,962
MGM Resorts International (Hotels, Restaurants & Leisure)	3,529	117,410
Murphy USA, Inc.* (Specialty Retail)	198	23,166
National Vision Holdings, Inc.* (Specialty Retail)	539	17,480
Netflix, Inc.* (Entertainment)	3,004	972,004
News Corp.—Class A (Media)	2,663	37,655
News Corp.—Class B (Media)	836	12,130
Nexstar Media Group, Inc.—Class A (Media)	316	37,051
Nordstrom, Inc. (Multiline Retail)	735	30,084
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,458	85,162
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	375	24,491
Omnicom Group, Inc. (Media)	1,492	120,882
O'Reilly Automotive, Inc.* (Specialty Retail)	518	227,019
Penske Automotive Group, Inc. (Specialty Retail)	231	11,601
Pinterest, Inc.* (Interactive Media & Services)	588	10,960
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	561	41,895
Qurate Retail, Inc.*—Class A (Internet & Direct Marketing Retail)	2,650	22,340
Roku, Inc.* (Household Durables)	627	83,955
Rollins, Inc. (Commercial Services & Supplies)	965	31,999
Ross Stores, Inc. (Specialty Retail)	2,479	288,604
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,178	157,275
Service Corp. International (Diversified Consumer Services)	1,253	57,676
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	930	35,954
Sinclair Broadcast Group, Inc.—Class A (Media)	460	15,336
Sirius XM Holdings, Inc. (Media)	9,399	67,203
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	538	24,269
Southwest Airlines Co. (Airlines)	3,246	175,219
Spirit Airlines, Inc.* (Airlines)	469	18,905
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	810	15,674
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,093	711,536
Sysco Corp. (Food & Staples Retailing)	3,496	299,048
Target Corp. (Multiline Retail)	3,473	445,274
TEGNA, Inc. (Media)	1,487	24,818
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	447	25,175
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	281	10,920
The Gap, Inc. (Specialty Retail)	1,459	25,795
The Home Depot, Inc. (Specialty Retail)	5,773	1,260,707
The Interpublic Group of Cos., Inc. (Media)	2,658	61,400
The Kroger Co. (Food & Staples Retailing)	5,497	159,358
The Madison Square Garden Co.*—Class A (Entertainment)	119	35,009
The New York Times Co.—Class A (Media)	985	31,687
The TJX Cos., Inc. (Specialty Retail)	8,310	507,408
The Walt Disney Co. (Entertainment)	8,776	1,269,273
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,261	28,007
Tiffany & Co. (Specialty Retail)	740	98,901
Tractor Supply Co. (Specialty Retail)	811	75,780
TripAdvisor, Inc. (Interactive Media & Services)	721	21,904
Uber Technologies, Inc.* (Road & Rail)	1,403	41,725
Ulta Beauty, Inc.* (Specialty Retail)	391	98,978
United Airlines Holdings , Inc.* (Airlines)	1,492	131,430
Urban Outfitters, Inc.* (Specialty Retail)	484	13,441
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	277	66,433
ViacomCBS, Inc.–Class B (Media)	3,704	155,457
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,138	302,936
Walmart, Inc. (Food & Staples Retailing)	9,721	1,155,244
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	451	40,757
Williams-Sonoma, Inc. (Specialty Retail)	532	39,070
World Wrestling Entertainment, Inc.—Class A (Entertainment)	325	21,083
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	621	32,099
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	652	40,952
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	662	91,932
Yelp, Inc.* (Interactive Media & Services)	438	15,256
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,073	208,813
TOTAL COMMON STOCKS (Cost $17,098,230)		25,926,506

Repurchase Agreements(a) (3.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $865,064	$865,000	$865,000
TOTAL REPURCHASE AGREEMENTS (Cost $865,000)		865,000
TOTAL INVESTMENT SECURITIES (Cost $17,963,230)—99.8%		26,791,506
Net other assets (liabilities)—0.2%		54,670
NET ASSETS—100.0%		$26,846,176

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

58 :: ProFund VP Consumer Services :: Financial Statements

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	1/23/20	2.13%	$974,266	$5,605

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Services invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Airlines	$742,782	2.7%
Commercial Services & Supplies	221,798	0.8%
Distributors	75,006	0.3%
Diversified Consumer Services	305,981	1.1%
Entertainment	2,474,209	9.2%
Food & Staples Retailing	2,862,021	10.7%
Health Care Providers & Services	188,933	0.7%
Hotels, Restaurants & Leisure	4,139,095	15.4%
Household Durables	83,955	0.3%
Interactive Media & Services	48,120	0.2%
Internet & Direct Marketing Retail	6,029,741	22.5%
IT Services	22,304	0.1%
Media	3,165,453	11.8%
Multiline Retail	1,015,181	3.8%
Professional Services	207,062	0.8%
Road & Rail	134,907	0.5%
Specialty Retail	4,194,927	15.6%
Trading Companies & Distributors	15,031	0.1%
Other**	919,670	3.4%
Total	$26,846,176	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 59

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$17,963,230
Securities, at value	25,926,506
Repurchase agreements, at value	865,000
Total Investment Securities, at value	26,791,506
Cash	888
Dividends and interest receivable	21,978
Unrealized appreciation on swap agreements	5,605
Receivable for capital shares issued	98,202
Prepaid expenses	140
TOTAL ASSETS	26,918,319
LIABILITIES:
Payable for capital shares redeemed	2,542
Advisory fees payable	17,163
Management services fees payable	2,288
Administration fees payable	1,886
Administrative services fees payable	13,256
Distribution fees payable	12,920
Trustee fees payable	9
Transfer agency fees payable	2,965
Fund accounting fees payable	1,107
Compliance services fees payable	155
Other accrued expenses	17,852
TOTAL LIABILITIES	72,143
NET ASSETS	$26,846,176
NET ASSETS CONSIST OF:
Capital	$9,580,307
Total distributable earnings (loss)	17,265,869
NET ASSETS	$26,846,176
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	323,569
Net Asset Value (offering and redemption price per share)	$82.97

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$324,068
Interest	17,717
Income from securities lending	899
TOTAL INVESTMENT INCOME	342,684
EXPENSES:
Advisory fees	212,300
Management services fees	28,306
Administration fees	24,276
Transfer agency fees	18,494
Administrative services fees	78,282
Distribution fees	70,767
Custody fees	4,239
Fund accounting fees	14,314
Trustee fees	696
Compliance services fees	365
Other fees	35,206
Total Gross Expenses before reductions	487,245
Expenses reduced and reimbursed by the Advisor	(4,253)
TOTAL NET EXPENSES	482,992
NET INVESTMENT INCOME (LOSS)	(140,308)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	12,670,914
Net realized gains (losses) on swap agreements	148,081
Change in net unrealized appreciation/depreciation on investment securities	(6,909,770)
Change in net unrealized appreciation/depreciation on swap agreements	(19,115)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,890,110
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,749,802

See accompanying notes to financial statements.

60 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(140,308)	$(113,973)
Net realized gains (losses) on investments	12,818,995	1,115,139
Change in net unrealized appreciation/depreciation on investments	(6,928,885)	(1,244,992)
Change in net assets resulting from operations	5,749,802	(243,826)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(1,296,563)	(1,368,209)
Change in net assets resulting from distributions	(1,296,563)	(1,368,209)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,478,590	32,417,545
Distributions reinvested	1,296,563	1,368,209
Value of shares redeemed	(22,603,792)	(39,714,392)
Change in net assets resulting from capital transactions	(2,828,639)	(5,928,638)
Change in net assets	1,624,600	(7,540,673)

NET ASSETS:
Beginning of period	25,221,576	32,762,249
End of period	$26,846,176	$25,221,576

SHARE TRANSACTIONS:
Issued	228,896	421,930
Reinvested	16,674	17,916
Redeemed	(284,659)	(526,695)
Change in shares	(39,089)	(86,849)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 61

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$69.55		$72.88		$61.58	$59.70	$64.15

Investment Activities:
Net investment income (loss)(a)	(0.40)		(0.29)		(0.12)	(0.12)	(0.12)
Net realized and unrealized gains (losses) on investments	17.30		1.12	(b)	11.42	2.61	3.04
Total income (loss) from investment activities	16.90		0.83		11.30	2.49	2.92

Distributions to Shareholders From:
Net realized gains on investments	(3.48)		(4.16)		—	(0.61)	(7.37)

Net Asset Value, End of Period	$82.97		$69.55		$72.88	$61.58	$59.70

Total Return	24.64%		0.62	%(c)	18.37%	4.18%	4.69%

Ratios to Average Net Assets:
Gross expenses	1.72%		1.73%		1.72%	1.73%	1.73%
Net expenses	1.71	%(d)	1.65	%(c)	1.68%	1.68%	1.68%
Net investment income (loss)	(0.50)%		(0.38	)%(c)	(0.18)%	(0.20)%	(0.20)%

Supplemental Data:
Net assets, end of period (000's)	$26,846		$25,222		$32,762	$27,416	$34,472
Portfolio turnover rate(e)	182%		82%		81%	66%	103%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and (0.40)%, respectively, and the total return would have been 0.60%.

(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

62 :: ProFund VP Dow 30 :: Management Discussion of Fund Performance

ProFund VP Dow 30 (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Industrial Average® (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 22.18%. For the same period, the Index had a total return of 25.34%1 and a volatility of 12.45%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Dow 30 from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Dow 30	22.18%	9.23%	9.73%
Dow Jones Industrial Average®	25.34%	12.59%	13.40%

Expense Ratios**

Fund	Gross	Net
ProFund VP Dow 30	1.51%	1.51%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Information Technology	20%
Industrials	19%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Consumer Staples	9%
Communication Services	5%
Energy	5%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Dow 30 :: 63

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $318,024	$318,000	$318,000
TOTAL REPURCHASE AGREEMENTS (Cost $318,000)		318,000
TOTAL INVESTMENT SECURITIES (Cost $318,000)—100.7%		318,000
Net other assets (liabilities)—(0.7)%		(2,232)
NET ASSETS—100.0%		$315,768

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $251,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	1/27/20	2.13%	$168,557	$(671)
Dow Jones Industrial Average	UBS AG	1/27/20	2.13%	146,079	(581)
				$314,636	$(1,252)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

64 :: ProFund VP Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$318,000
Repurchase agreements, at value	318,000
Total Investment Securities, at value	318,000
Cash	2
Interest receivable	12
Prepaid expenses	2
TOTAL ASSETS	318,016
LIABILITIES:
Payable for capital shares redeemed	40
Unrealized depreciation on swap agreements	1,252
Advisory fees payable	303
Management services fees payable	40
Administration fees payable	30
Administrative services fees payable	95
Distribution fees payable	203
Transfer agency fees payable	53
Fund accounting fees payable	19
Compliance services fees payable	2
Other accrued expenses	211
TOTAL LIABILITIES	2,248
NET ASSETS	$315,768
NET ASSETS CONSIST OF:
Capital	$1,846,171
Total distributable earnings (loss)	(1,530,403)
NET ASSETS	$315,768
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	11,212
Net Asset Value (offering and redemption price per share)	$28.16

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$7,824
EXPENSES:
Advisory fees	2,890
Management services fees	386
Administration fees	313
Transfer agency fees	249
Administrative services fees	332
Distribution fees	963
Custody fees	52
Fund accounting fees	185
Trustee fees	9
Compliance services fees	4
Other fees	278
TOTAL NET EXPENSES	5,661
NET INVESTMENT INCOME (LOSS)	2,163
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	107,737
Change in net unrealized appreciation/depreciation on swap agreements	(3,215)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	104,522
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$106,685

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 65

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,163	$837
Net realized gains (losses) on investments	107,737	(2,042)
Change in net unrealized appreciation/depreciation on investments	(3,215)	3,030
Change in net assets resulting from operations	106,685	1,825
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(837)	(175,647)
Change in net assets resulting from distributions	(837)	(175,647)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,592,838	27,640,259
Distributions reinvested	837	175,647
Value of shares redeemed	(15,691,099)	(27,683,754)
Change in net assets resulting from capital transactions	(97,424)	132,152
Change in net assets	8,424	(41,670)
NET ASSETS:
Beginning of period	307,344	349,014
End of period	$315,768	$307,344
SHARE TRANSACTIONS:
Issued	590,876	888,980
Reinvested	33	6,835
Redeemed	(593,022)	(893,432)
Change in shares	(2,113)	2,383

See accompanying notes to financial statements.

66 :: ProFund VP Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$23.07	$31.90		$36.39	$32.23	$33.94

Investment Activities:
Net investment income (loss)(a)	0.15	0.05		(0.24)	(0.38)	(0.51)
Net realized and unrealized gains (losses) on investments	4.97	(1.18	)(b)	7.74	4.54	(0.54)
Total income (loss) from investment activities	5.12	(1.13)		7.50	4.16	(1.05)

Distributions to Shareholders From:
Net investment income	(0.03)	—		—	—	—
Net realized gains on investments	—	(7.70)		(11.99)	—	(0.66)
Total distributions	(0.03)	(7.70)		(11.99)	—	(0.66)

Net Asset Value, End of Period	$28.16	$23.07		$31.90	$36.39	$32.23

Total Return	22.18%	(6.03)%		23.63%	12.91%	(2.97)%

Ratios to Average Net Assets:
Gross expenses	1.47%	1.49%		1.44%	1.44%	1.58%
Net expenses	1.47%	1.49%		1.44%	1.44%	1.58%
Net investment income (loss)	0.56%	0.16%		(0.68)%	(1.15)%	(1.54)%

Supplemental Data:
Net assets, end of period (000's)	$316	$307		$349	$330	$2,616
Portfolio turnover rate(c)	—	—		—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Emerging Markets :: 67

ProFund VP Emerging Markets (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD)1 (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 24.23%. For the same period, the Index had a total return of 25.43%2 and a volatility of 17.20%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. As of December 31, 2019, the Index consists of companies from the following emerging market countries: Brazil, Chile, China, Colombia, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Emerging Markets	24.23%	5.17%	0.89%
S&P/BNY Mellon Emerging 50 ADR Index (USD)	25.43%	6.70%	2.48%

Expense Ratios**

Fund	Gross	Net
ProFund VP Emerging Markets	1.68%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	9%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	18.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
HDFC Bank, Ltd.	5.7%
Petroleo Brasileiro S.A.	3.7%
China Mobile, Ltd.	3.1%

S&P/BNY Mellon Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	27%
Information Technology	21%
Financials	19%
Communication Services	14%
Energy	8%
Materials	6%
Consumer Staples	3%
Utilities	1%
Industrials	1%
Country Composition
China	43%
Taiwan	18%
Brazil	16%
India	11%
Other	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	Prior to April 1, 2019, the S&P/BNY Mellon Emerging 50 ADR Index (USD) was known as the BNY Mellon Emerging Markets 50 ADR Index.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

68 :: ProFund VP Emerging Markets :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (88.5%)

	Shares	Value
58.com, Inc.*ADR (Interactive Media & Services)	1,618	$104,733
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	22,093	4,685,925
Ambev S.A.ADR (Beverages)	76,916	358,429
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	20,372	325,951
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	7,201	160,870
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	26,810	149,064
Baidu, Inc.*ADR (Interactive Media & Services)	4,792	605,709
Banco Bradesco S.A.ADR (Banks)	70,394	630,026
Bancolombia S.A.ADR (Banks)	1,973	108,101
Beigene, Ltd.*ADR (Biotechnology)	651	107,910
BRF S.A.*ADR (Food Products)	12,625	109,838
Cemex S.A.B. de C.V.ADR (Construction Materials)	26,429	99,902
China Life Insurance Co., Ltd.ADR (Insurance)	25,984	359,359
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	19,305	816,022
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	4,454	267,908
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	2,423	99,803
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	6,637	244,905
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,807	467,843
Enel Americas SAADR (Electric Utilities)	12,754	140,039
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,245	306,685
Grupo Televisa SABADR (Media)	8,835	103,635
HDFC Bank, Ltd.ADR (Banks)	23,404	1,483,111
ICICI Bank, Ltd.ADR (Banks)	27,439	414,055
Infosys Technologies, Ltd.ADR (IT Services)	65,239	673,266
iQIYI, Inc.*ADR (Entertainment)	4,693	99,069
Itau Unibanco Holding S.A.ADR (Banks)	84,605	774,135
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	15,243	537,011
KB Financial Group, Inc.*ADR (Banks)	6,861	283,840
Korea Electric Power Corp.*ADR (Electric Utilities)	8,967	106,080
Momo, Inc.ADR (Interactive Media & Services)	2,744	91,924
Netease.com, Inc.ADR (Entertainment)	1,206	369,808
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	2,075	251,594
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	3,684	185,416
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	23,390	372,837
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	6,294	238,039
POSCOADR (Metals & Mining)	4,932	249,658
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	8,302	236,607
Sasol, Ltd.ADR (Chemicals)	10,011	216,338
Shinhan Financial Group Co., Ltd.*ADR (Banks)	7,865	299,420
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	5,201	120,195
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	66,098	3,840,293
TAL Education Group*ADR (Diversified Consumer Services)	6,727	324,241
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	7,231	103,548
Trip.com Group Ltd* (Internet & Direct Marketing Retail)	7,138	239,409
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	35,617	95,454
Vale S.A.ADR (Metals & Mining)	55,358	730,725
Wipro, Ltd.ADR (IT Services)	23,937	89,764
Woori Financial Group, Inc.ADR (Banks)	2,901	87,784
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	7,543	176,129
TOTAL COMMON STOCKS (Cost $15,083,549)		22,942,407

Preferred Stock (2.2)%
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	39,123	583,715
TOTAL PREFERRED STOCK (Cost $174,961)		583,715

Repurchase Agreements(a)(b) (10.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $2,813,210	$2,813,000	$2,813,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,813,000)		2,813,000
TOTAL INVESTMENT SECURITIES (Cost $18,071,510)—101.5%		26,339,122
Net other assets (liabilities)—(1.5)%		(387,451)
NET ASSETS—100.0%		$25,951,671

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $554,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 69

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	1/27/20	2.08%	$597,426	$(4,281)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	1/27/20	2.13%	1,831,422	(14,211)
				$2,428,848	$(18,492)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$176,129	0.7%
Banks	4,080,472	15.8%
Beverages	665,114	2.6%
Biotechnology	107,910	0.4%
Chemicals	216,338	0.9%
Construction Materials	99,902	0.4%
Diversified Consumer Services	575,835	2.2%
Diversified Telecommunication Services	684,863	2.6%
Electric Utilities	246,119	0.9%
Entertainment	468,877	1.8%
Food Products	109,838	0.4%
Insurance	359,359	1.4%
Interactive Media & Services	802,366	3.1%
Internet & Direct Marketing Retail	5,700,384	22.1%
IT Services	763,030	2.9%
Media	103,635	0.4%
Metals & Mining	1,141,253	4.4%
Oil, Gas & Consumable Fuels	1,877,719	7.1%
Semiconductors & Semiconductor Equipment	4,084,811	15.8%
Wireless Telecommunication Services	1,262,168	4.8%
Other**	2,425,549	9.3%
Total	$25,951,671	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2019:

	Value	% of Net Assets
Brazil	$3,663,253	14.1%
Chile	140,039	0.5%
China	9,211,830	35.6%
Colombia	108,101	0.4%
Hong Kong	816,022	3.1%
India	2,660,196	10.3%
Indonesia	236,607	0.9%
Mexico	836,173	3.2%
South Africa	377,208	1.5%
South Korea	1,146,977	4.4%
Taiwan	4,329,716	16.7%
Other**	2,425,549	9.3%
Total	$25,951,671	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

70 :: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$18,071,510
Securities, at value	23,526,122
Repurchase agreements, at value	2,813,000
Total Investment Securities, at value	26,339,122
Cash	838
Dividends and interest receivable	90,715
Receivable for capital shares issued	349
Receivable for tax reclaims	488
Prepaid expenses	808
TOTAL ASSETS	26,432,320

LIABILITIES:
Payable for capital shares redeemed	405,637
Unrealized depreciation on swap agreements	18,492
Advisory fees payable	13,590
Management services fees payable	1,812
Administration fees payable	1,515
Administrative services fees payable	11,488
Distribution fees payable	12,054
Trustee fees payable	7
Transfer agency fees payable	2,078
Fund accounting fees payable	868
Compliance services fees payable	101
Other accrued expenses	13,007
TOTAL LIABILITIES	480,649
NET ASSETS	$25,951,671
NET ASSETS CONSIST OF:
Capital	$24,949,830
Total distributable earnings (loss)	1,001,841
NET ASSETS	$25,951,671
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	892,327
Net Asset Value (offering and redemption price per share)	$29.08

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$466,035
Interest	46,342
Foreign tax withholding	(56,643)
Income from securities lending	311
TOTAL INVESTMENT INCOME	456,045

EXPENSES:
Advisory fees	151,204
Management services fees	20,160
Administration fees	17,056
Transfer agency fees	13,135
Administrative services fees	47,754
Distribution fees	50,401
Custody fees	16,033
Fund accounting fees	9,921
Trustee fees	485
Compliance services fees	235
Other fees	24,237
Total Gross Expenses before reductions	350,621
Expenses reduced and reimbursed by the Advisor	(11,923)
TOTAL NET EXPENSES	338,698
NET INVESTMENT INCOME (LOSS)	117,347
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(326,319)
Net realized gains (losses) on swap agreements	522,155
Change in net unrealized appreciation/depreciation on investment securities	3,524,946
Change in net unrealized appreciation/depreciation on swap agreements	(20,767)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,700,015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,817,362

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 71

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$117,347	$84,945
Net realized gains (losses) on investments	195,836	916,410
Change in net unrealized appreciation/depreciation on investments	3,504,179	(4,180,448)
Change in net assets resulting from operations	3,817,362	(3,179,093)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(84,945)	(60,833)
Change in net assets resulting from distributions	(84,945)	(60,833)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	45,916,725	31,900,228
Distributions reinvested	84,945	60,833
Value of shares redeemed	(40,847,675)	(46,105,735)
Change in net assets resulting from capital transactions	5,153,995	(14,144,674)
Change in net assets	8,886,412	(17,384,600)

NET ASSETS:
Beginning of period	17,065,259	34,449,859
End of period	$25,951,671	$17,065,259

SHARE TRANSACTIONS:
Issued	1,742,107	1,151,953
Reinvested	3,531	2,242
Redeemed	(1,578,311)	(1,666,239)
Change in shares	167,327	(512,044)

See accompanying notes to financial statements.

72 :: ProFund VP Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$23.54		$27.85	$20.91	$18.86	$23.02

Investment Activities:
Net investment income (loss)(a)	0.15		0.09	0.06	0.02	0.08
Net realized and unrealized gains (losses) on investments	5.53		(4.33)	6.89	2.06	(4.03)
Total income (loss) from investment activities	5.68		(4.24)	6.95	2.08	(3.95)

Distributions to Shareholders From:
Net investment income	(0.14)		(0.07)	(0.01)	(0.03)	(0.21)

Net Asset Value, End of Period	$29.08		$23.54	$27.85	$20.91	$18.86
Total Return	24.23	%(b)	(15.27)%	33.26%	11.01%	(17.36)%

Ratios to Average Net Assets:
Gross expenses	1.74%		1.74%	1.70%	1.72%	1.83%
Net expenses	1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.58%		0.34%	0.21%	0.10%	0.36%

Supplemental Data:
Net assets, end of period (000's)	$25,952		$17,065	$34,450	$14,906	$9,079
Portfolio turnover rate(c)	83%		21%	54%	118%	182%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	During the year ended December 31, 2019, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.69%.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Europe 30 :: 73

ProFund VP Europe 30 (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index® (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 17.79%. For the same period, the Index had a price return of 15.49%1 and a volatility of 12.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on Nasdaq as depositary receipts or ordinary shares and meet certain liquidity requirements. The component companies included in the Index are the 30 most liquid companies based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is reconstituted annually. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Europe 30	17.79%	3.07%	3.49%
ProFunds Europe 30 Index®	15.49%	0.85%	1.57%
STOXX Europe 50® Index	25.06%	4.39%	3.69%

Expense Ratios**

Fund	Gross	Net
ProFund VP Europe 30	1.66%	1.66%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	6.4%
Anheuser-Busch InBev N.V.	5.0%
S.A.P. SE	5.0%
HSBC Holdings PLC	4.9%
Unilever N.V.	4.7%

ProFunds Europe 30® Index – Composition

Industry Breakdown	% of Index
Health Care	22%
Energy	20%
Consumer Staples	17%
Information Technology	14%
Financials	13%
Materials	6%
Communication Services	3%
Utilities	3%
Industrials	2%
Country Composition
United Kingdom	42%
Netherlands	13%
France	8%
Belgium	7%
Other	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The STOXX Europe 50® Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

74 :: ProFund VP Europe 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (100.0%)

	Shares	Value
Amarin Corp. PLC*ADR (Biotechnology)	17,223	$369,261
Anheuser-Busch InBev N.V.ADR(a) (Beverages)	11,910	977,097
ArcelorMittalNYS–Class A (Metals & Mining)	22,539	395,334
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,765	818,274
AstraZeneca PLCADR (Pharmaceuticals)	13,822	689,165
Banco Santander S.A.ADR (Banks)	145,668	603,066
Barclays PLCADR (Banks)	52,311	498,001
BP PLCADR (Oil, Gas & Consumable Fuels)	22,115	834,620
British American Tobacco PLCADR (Tobacco)	16,800	713,328
Diageo PLCADR (Beverages)	4,253	716,290
Equinor ASAADR (Oil, Gas & Consumable Fuels)	30,408	605,423
Galapagos NV*ADR (Biotechnology)	1,915	396,079
GlaxoSmithKline PLCADR (Pharmaceuticals)	16,800	789,433
Grifols SAADR (Biotechnology)	18,287	425,904
GW Pharmaceuticals PLC*ADR(a) (Pharmaceuticals)	3,190	333,546
HSBC Holdings PLCADR (Banks)	24,456	955,985
ING Groep N.V.ADR (Banks)	43,167	520,162
National Grid PLCADR (Multi-Utilities)	8,081	506,436
Nokia Corp.ADR (Communications Equipment)	116,533	432,337
NOVO Nordisk A/SADR (Pharmaceuticals)	12,120	701,506
Rio Tinto PLCADR (Metals & Mining)	12,333	732,087
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	21,054	1,241,765
Ryanair Holdings PLC*ADR (Airlines)	4,679	409,927
S.A.P. SEADR (Software)	7,232	969,016
SanofiADR (Pharmaceuticals)	13,822	693,864
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	51,459	451,810
Tenaris S.A.ADR (Energy Equipment & Services)	17,436	394,751
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	16,163	893,814
Unilever N.V.NYS (Personal Products)	15,950	916,487
Vodafone Group PLCADR (Wireless Telecommunication Services)	27,643	534,339
TOTAL COMMON STOCKS (Cost $12,847,816)		19,519,107

Collateral for Securities Loaned (4.6%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(b)	617,482	617,482
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(b)	214,166	214,166
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(b)	68,975	68,975
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $900,623)		900,623
TOTAL INVESTMENT SECURITIES (Cost $13,748,439)—104.6%		20,419,730
Net other assets (liabilities)—(4.6)%		(893,682)
NET ASSETS—100.0%		$19,526,048

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $877,693.
(b)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.
ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP Europe 30 invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Airlines	$409,927	2.1%
Banks	2,577,214	13.2%
Beverages	1,693,387	8.7%
Biotechnology	1,191,244	6.1%
Communications Equipment	884,147	4.5%
Energy Equipment & Services	394,751	2.0%
Metals & Mining	1,127,421	5.8%
Multi-Utilities	506,436	2.6%
Oil, Gas & Consumable Fuels	3,575,622	18.3%
Personal Products	916,487	4.7%
Pharmaceuticals	3,207,514	16.4%
Semiconductors & Semiconductor Equipment	818,274	4.2%
Software	969,016	5.0%
Tobacco	713,328	3.7%
Wireless Telecommunication Services	534,339	2.7%
Other**	6,941	NM
Total	$19,526,048	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2019:

	Value	% of Net Assets
Belgium	$1,373,176	7.0%
Denmark	701,506	3.6%
Finland	432,337	2.2%
France	1,587,678	8.1%
Germany	969,016	5.0%
Ireland	779,188	4.0%
Luxembourg	790,085	4.0%
Netherlands	2,580,201	13.2%
Norway	605,423	3.1%
Spain	1,028,970	5.3%
Sweden	451,810	2.3%
United Kingdom	8,219,717	42.2%
Other**	6,941	NM
Total	$19,526,048	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 75

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$13,748,439
Securities, at value(a)	20,419,730
Total Investment Securities, at value	20,419,730
Dividends receivable	40,965
Receivable for capital shares issued	4,720
Receivable for tax reclaims	21,926
Receivable for investments sold	310,257
Prepaid expenses	116
TOTAL ASSETS	20,797,714

LIABILITIES:
Payable for capital shares redeemed	272,846
Cash overdraft	48,835
Payable for collateral for securities loaned	900,623
Advisory fees payable	12,641
Management services fees payable	1,685
Administration fees payable	1,370
Administrative services fees payable	7,047
Distribution fees payable	8,507
Trustee fees payable	7
Transfer agency fees payable	2,073
Fund accounting fees payable	781
Compliance services fees payable	103
Other accrued expenses	15,148
TOTAL LIABILITIES	1,271,666
NET ASSETS	$19,526,048
NET ASSETS CONSIST OF:
Capital	$18,000,487
Total distributable earnings (loss)	1,525,561
NET ASSETS	$19,526,048
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	830,733
Net Asset Value (offering and redemption price per share)	$23.50
(a) Includes securities on loan valued at:	$877,693

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$784,771
Interest	314
Foreign tax withholding	(57,648)
Income from securities lending	4,603
TOTAL INVESTMENT INCOME	732,040

EXPENSES:
Advisory fees	150,387
Management services fees	20,051
Administration fees	17,056
Transfer agency fees	13,133
Administrative services fees	49,575
Distribution fees	50,129
Custody fees	23,138
Fund accounting fees	9,868
Trustee fees	490
Compliance services fees	249
Other fees	24,756
Total Gross Expenses before reductions	358,832
Expenses reduced and reimbursed by the Advisor	(21,965)
TOTAL NET EXPENSES	336,867
NET INVESTMENT INCOME (LOSS)	395,173
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,046,502
Change in net unrealized appreciation/depreciation on investment securities	1,842,841
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,889,343
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,284,516

See accompanying notes to financial statements.

76 :: ProFund VP Europe 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$395,173	$507,890
Net realized gains (losses) on investments	1,046,502	1,339,203
Change in net unrealized appreciation/depreciation on investments	1,842,841	(5,010,563)
Change in net assets resulting from operations	3,284,516	(3,163,470)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(507,890)	(694,945)
Change in net assets resulting from distributions	(507,890)	(694,945)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,862,649	59,880,922
Distributions reinvested	507,890	694,945
Value of shares redeemed	(22,952,573)	(70,584,842)
Change in net assets resulting from capital transactions	(1,582,034)	(10,008,975)
Change in net assets	1,194,592	(13,867,390)
NET ASSETS:
Beginning of period	18,331,456	32,198,846
End of period	$19,526,048	$18,331,456
SHARE TRANSACTIONS:
Issued	932,763	2,484,455
Reinvested	23,623	29,029
Redeemed	(1,017,584)	(2,934,440)
Change in shares	(61,198)	(420,956)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 77

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$20.55	$24.53	$20.84	$19.90	$23.35

Investment Activities:
Net investment income (loss)(a)	0.45	0.48	0.50	0.50	0.53
Net realized and unrealized gains (losses) on investments	3.15	(3.86)	3.60	1.03	(2.92)
Total income (loss) from investment activities	3.60	(3.38)	4.10	1.53	(2.39)

Distributions to Shareholders From:
Net investment income	(0.65)	(0.60)	(0.41)	(0.59)	(1.06)

Net Asset Value, End of Period	$23.50	$20.55	$24.53	$20.84	$19.90

Total Return	17.79%	(14.13)%	19.71%	7.76%	(10.83)%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.75%	1.74%	1.70%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.97%	1.99%	2.14%	2.54%	2.38%

Supplemental Data:
Net assets, end of period (000's)	$19,526	$18,331	$32,199	$24,231	$26,164
Portfolio turnover rate(b)	85%	228%	181%	102%	107%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

78 :: ProFund VP Falling U.S. Dollar :: Management Discussion of Fund Performance

ProFund VP Falling U.S. Dollar (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the return of the basket of non-U.S. currencies included in the U.S. Dollar Index (the "Index"). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the "Benchmark"). For the year ended December 31, 2019, the Fund had a total return of -2.34%. For the same period, the Index had a price return of 0.36%1 and a volatility of 4.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. The Fund is designed to benefit from a decline in the value of the U.S. dollar against the value of the currencies included in the Benchmark. Accordingly, as the value of the U.S. dollar depreciates (i.e., "falls") versus the Benchmark, the performance of the Fund generally should be expected to increase. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund generally should be expected to decline. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended December 31, 2019, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Falling U.S. Dollar	-2.34%	-3.41%	-3.83%
U.S. Dollar Index	0.36%	1.34%	2.16%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Falling U.S. Dollar	4.53%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(98)%
Total Exposure	(98)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 79

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (81.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $504,038	$504,000	$504,000
TOTAL REPURCHASE AGREEMENTS (Cost $504,000)		504,000
TOTAL INVESTMENT SECURITIES (Cost $504,000)–81.9%		504,000
Net other assets (liabilities)–18.1%		111,139
NET ASSETS–100.0%		$615,139

(a)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $61,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of December 31, 2019, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	$16,451	U.S. dollar	$21,595	1/10/20	$21,794	$199
Canadian dollar	22,944	U.S. dollar	17,353	1/10/20	17,672	319
Euro	94,508	U.S. dollar	105,095	1/10/20	106,067	972
Japanese yen	2,492,290	U.S. dollar	22,944	1/10/20	22,955	11
Swedish krona	67,053	U.S. dollar	7,080	1/10/20	7,165	85
Swiss franc	4,214	U.S. dollar	4,278	1/10/20	4,358	80
Total Long Contracts			$178,345		$180,011	$1,666

As of December 31, 2019, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$3,583	British pound	$2,762	1/10/20	$3,659	$(76)
U.S. dollar	3,990	Canadian dollar	5,250	1/10/20	4,044	(54)
U.S. dollar	23,671	Euro	21,336	1/10/20	23,946	(275)
U.S. dollar	6,018	Japanese yen	657,185	1/10/20	6,053	(35)
U.S. dollar	1,712	Swedish krona	16,094	1/10/20	1,720	(8)
U.S. dollar	1,608	Swiss franc	1,574	1/10/20	1,628	(20)
Total Short Contracts	$40,582				$41,050	$(468)
Long:
British pound	$40,497	U.S. dollar	$53,410	1/10/20	$53,649	$239
Canadian dollar	53,518	U.S. dollar	40,759	1/10/20	41,221	462
Euro	236,271	U.S. dollar	263,787	1/10/20	265,169	1,382
Japanese yen	7,068,561	U.S. dollar	64,949	1/10/20	65,103	154
Swedish krona	186,071	U.S. dollar	19,792	1/10/20	19,883	91
Swiss franc	18,349	U.S. dollar	18,742	1/10/20	18,978	236
Total Long Contracts			$461,439		$464,003	$2,564
			Total unrealized appreciation			$4,230
			Total unrealized (depreciation)			(468)
			Total net unrealized appreciation/(depreciation)			$3,762

See accompanying notes to financial statements.

80 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$504,000
Repurchase agreements, at value	504,000
Total Investment Securities, at value	504,000
Cash	838
Segregated cash balances for swap agreements with custodian	320
Unrealized appreciation on forward foreign currency contracts	4,230
Interest receivable	19
Receivable for capital shares issued	110,842
Prepaid expenses	2
TOTAL ASSETS	620,251

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	468
Advisory fees payable	1,763
Management services fees payable	235
Administration fees payable	28
Administrative services fees payable	208
Distribution fees payable	210
Transfer agency fees payable	39
Fund accounting fees payable	16
Compliance services fees payable	3
Other accrued expenses	2,142
TOTAL LIABILITIES	5,112
NET ASSETS	$615,139
NET ASSETS CONSIST OF:
Capital	$907,745
Total distributable earnings (loss)	(292,606)
NET ASSETS	$615,139
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	34,945
Net Asset Value (offering and redemption price per share)	$17.60

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$9,368

EXPENSES:
Advisory fees	3,312
Management services fees	442
Administration fees	379
Transfer agency fees	285
Administrative services fees	1,069
Distribution fees	1,104
Custody fees	16,480
Fund accounting fees	213
Trustee fees	11
Compliance services fees	7
Other fees	934
Total Gross Expenses before reductions	24,236
Expenses reduced and reimbursed by the Advisor	(16,817)
TOTAL NET EXPENSES	7,419
NET INVESTMENT INCOME (LOSS)	1,949
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(19,595)
Change in net unrealized appreciation/depreciation on forward currency contracts	3,085
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(16,510)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,561)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 81

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,949	$214
Net realized gains (losses) on investments	(19,595)	(59,573)
Change in net unrealized appreciation/depreciation on investments	3,085	(6,567)
Change in net assets resulting from operations	(14,561)	(65,926)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(214)	(56,381)
Change in net assets resulting from distributions	(214)	(56,381)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,615,070	5,819,164
Distributions reinvested	214	56,381
Value of shares redeemed	(2,662,160)	(5,769,724)
Change in net assets resulting from capital transactions	(46,876)	105,821
Change in net assets	(61,651)	(16,486)
NET ASSETS:
Beginning of period	676,790	693,276
End of period	$615,139	$676,790
SHARE TRANSACTIONS:
Issued	148,050	282,389
Reinvested	12	3,054
Redeemed	(150,646)	(278,997)
Change in shares	(2,584)	6,446

See accompanying notes to financial statements.

82 :: ProFund VP Falling U.S. Dollar :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$18.03	$22.30	$20.57	$21.85	$24.28

Investment Activities:
Net investment income (loss)(a)	0.08	0.01	(0.18)	(0.31)	(0.37)
Net realized and unrealized gains (losses) on investments	(0.50)	(1.34)	1.91	(0.97)	(2.06)
Total income (loss) from investment activities	(0.42)	(1.33)	1.73	(1.28)	(2.43)

Distributions to Shareholders From:
Net investment income	(0.01)	—	—	—	—
Net realized gains on investments	—	(2.94)	—	—	—
Total distributions	(0.01)	(2.94)	—	—	—

Net Asset Value, End of Period	$17.60	$18.03	$22.30	$20.57	$21.85

Total Return	(2.34)%	(6.31)%	8.46%	(5.86)%	(10.01)%

Ratios to Average Net Assets:
Gross expenses	5.49%	4.51%	3.09%	4.39%	1.89%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.44%	0.03%	(0.84)%	(1.42)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$615	$677	$693	$445	$796
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Financials :: 83

ProFund VP Financials (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 30.27%. For the same period, the Index had a return of 32.56%1 and a volatility of 12.54%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Financials	30.27%	9.39%	10.79%
Dow Jones U.S. FinancialsSM Index	32.56%	11.21%	12.54%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Financials	1.63%	1.63%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	7.5%
JPMorgan Chase & Co.	7.4%
Visa, Inc.	5.4%
Bank of America Corp.	4.8%
MasterCard, Inc.	4.5%

Dow Jones U.S. FinancialsSM Index – Composition

% of Index
Banks	30%
Diversified Financials	27%
Real Estate	20%
Insurance	13%
Software & Services	10%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

84  :: ProFund VP Financials :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (98.9%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	540	$14,002
Affiliated Managers Group, Inc. (Capital Markets)	305	25,846
Aflac, Inc. (Insurance)	4,556	241,012
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,358	59,369
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	715	115,530
Alleghany Corp.* (Insurance)	89	71,162
Ally Financial, Inc. (Consumer Finance)	2,359	72,091
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	853	40,117
American Express Co. (Consumer Finance)	4,165	518,501
American Financial Group, Inc. (Insurance)	465	50,987
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,581	41,438
American International Group, Inc. (Insurance)	5,400	277,182
American Tower Corp. (Equity Real Estate Investment Trusts)	2,750	632,004
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,190	41,721
Ameriprise Financial, Inc. (Capital Markets)	786	130,932
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	8,879	83,640
Aon PLC (Insurance)	1,453	302,645
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	924	47,725
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,306	21,223
Arch Capital Group, Ltd.* (Insurance)	2,516	107,911
Arthur J. Gallagher & Co. (Insurance)	1,157	110,181
Associated Banc-Corp. (Banks)	989	21,798
Assurant, Inc. (Insurance)	376	49,286
Assured Guaranty, Ltd. (Insurance)	591	28,971
Athene Holding, Ltd.* (Insurance)	736	34,614
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	868	182,020
AXA Equitable Holdings, Inc. (Diversified Financial Services)	2,734	67,749
Axis Capital Holdings, Ltd. (Insurance)	521	30,968
BancorpSouth Bank (Banks)	595	18,689
Bank of America Corp. (Banks)	50,255	1,769,982
Bank of Hawaii Corp. (Banks)	250	23,790
Bank OZK (Banks)	751	22,909
BankUnited, Inc. (Banks)	589	21,534
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	12,142	2,750,163
BlackRock, Inc.—Class A (Capital Markets)	732	367,976
Blackstone Group, Inc.—Class A (Capital Markets)	4,093	228,962
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	834	31,041
BOK Financial Corp. (Banks)	198	17,305
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	893	123,109
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,094	17,231
Brighthouse Financial, Inc.* (Insurance)	678	26,598
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,849	39,957
Brown & Brown, Inc. (Insurance)	1,451	57,285
Camden Property Trust (Equity Real Estate Investment Trusts)	601	63,766
Capital One Financial Corp. (Consumer Finance)	2,891	297,513
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	879	12,069
Cathay General Bancorp (Banks)	471	17,922
Cboe Global Markets, Inc. (Capital Markets)	689	82,680
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,078	127,361
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,161	23,870
Chubb, Ltd. (Insurance)	2,813	437,873
Cincinnati Financial Corp. (Insurance)	943	99,156
CIT Group, Inc. (Banks)	587	26,785
Citigroup, Inc. (Banks)	13,552	1,082,669
Citizens Financial Group, Inc. (Banks)	2,699	109,606
CME Group, Inc. (Capital Markets)	2,225	446,602
CNA Financial Corp. (Insurance)	168	7,528
CNO Financial Group, Inc. (Insurance)	939	17,024
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	3,026	14,374
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	727	15,202
Comerica, Inc. (Banks)	896	64,288
Commerce Bancshares, Inc. (Banks)	643	43,685
Corecivic, Inc. (Equity Real Estate Investment Trusts)	740	12,861
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	234	26,236
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	697	20,478
CoStar Group, Inc.* (Professional Services)	228	136,412
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	911	37,533
Credit Acceptance Corp.* (Consumer Finance)	86	38,040
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,581	366,888
CubeSmart (Equity Real Estate Investment Trusts)	1,202	37,839
Cullen/Frost Bankers, Inc. (Banks)	354	34,614
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	702	45,932
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,244	13,784
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,296	155,183
Discover Financial Services (Consumer Finance)	1,946	165,060
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,023	44,910

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 85

Common Stocks, continued

	Shares	Value
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,282	$79,117
E*TRADE Financial Corp. (Capital Markets)	1,403	63,654
East West Bancorp, Inc. (Banks)	904	44,025
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	239	31,708
Eaton Vance Corp. (Capital Markets)	702	32,776
Enstar Group, Ltd.* (Insurance)	92	19,031
EPR Properties (Equity Real Estate Investment Trusts)	487	34,402
Equinix, Inc. (Equity Real Estate Investment Trusts)	529	308,777
Equity Commonwealth (Equity Real Estate Investment Trusts)	757	24,852
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,129	79,470
Equity Residential (Equity Real Estate Investment Trusts)	2,167	175,354
Erie Indemnity Co.—Class A (Insurance)	115	19,090
Essent Group, Ltd. (Thrifts & Mortgage Finance)	611	31,766
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	410	123,353
Evercore Partners, Inc.—Class A (Capital Markets)	242	18,092
Everest Re Group, Ltd. (Insurance)	253	70,041
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	804	84,918
F.N.B. Corp. (Banks)	2,018	25,629
FactSet Research Systems, Inc. (Capital Markets)	236	63,319
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	436	56,126
Federated Investors, Inc.—Class B (Capital Markets)	596	19,424
Fifth Third Bancorp (Banks)	4,405	135,410
First American Financial Corp. (Insurance)	697	40,649
First Citizens BancShares, Inc.—Class A (Banks)	53	28,207
First Financial Bankshares, Inc. (Banks)	843	29,589
First Hawaiian, Inc. (Banks)	812	23,426
First Horizon National Corp. (Banks)	1,932	32,000
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	788	32,710
First Republic Bank/CA (Banks)	1,046	122,853
FirstCash, Inc. (Consumer Finance)	266	21,448
FNF Group (Insurance)	1,708	77,458
Franklin Resources, Inc. (Capital Markets)	1,731	44,971
Fulton Financial Corp. (Banks)	1,019	17,761
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,266	54,501
Genworth Financial, Inc.*—Class A (Insurance)	3,126	13,754
Glacier Bancorp, Inc. (Banks)	532	24,467
Globe Life, Inc. (Insurance)	618	65,045
Green Dot Corp.*—Class A (Consumer Finance)	294	6,850
Hancock Whitney Corp. (Banks)	541	23,739
Hartford Financial Services Group, Inc. (Insurance)	2,237	135,942
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	830	27,697
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,286	38,940
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	3,072	105,892
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	644	31,498
Home BancShares, Inc. (Banks)	963	18,933
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,453	82,603
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	962	36,219
Huntington Bancshares, Inc. (Banks)	6,412	96,693
IBERIABANK Corp. (Banks)	325	24,320
Interactive Brokers Group, Inc.—Class A (Capital Markets)	477	22,238
Intercontinental Exchange, Inc. (Capital Markets)	3,457	319,945
International Bancshares Corp. (Banks)	357	15,376
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	887	14,769
Invesco, Ltd. (Capital Markets)	2,311	41,552
Investors Bancorp, Inc. (Banks)	1,383	16,478
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	3,343	100,190
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,782	56,792
Janus Henderson Group PLC (Capital Markets)	966	23,619
JBG Smith Properties (Equity Real Estate Investment Trusts)	732	29,199
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	320	55,709
JPMorgan Chase & Co. (Banks)	19,471	2,714,258
Kemper Corp. (Insurance)	388	30,070
KeyCorp (Banks)	6,114	123,747
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	605	50,760
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,622	54,302
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	534	47,665
Lazard, Ltd.—Class A (Capital Markets)	699	27,932
Legg Mason, Inc. (Capital Markets)	506	18,170
LendingTree, Inc.* (Thrifts & Mortgage Finance)	48	14,565
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,540	16,355
Liberty Property Trust (Equity Real Estate Investment Trusts)	980	58,849
Life Storage, Inc. (Equity Real Estate Investment Trusts)	289	31,293
Lincoln National Corp. (Insurance)	1,231	72,641
Loews Corp. (Insurance)	1,588	83,354
LPL Financial Holdings, Inc. (Capital Markets)	501	46,217
M&T Bank Corp. (Banks)	819	139,025
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	562	12,999
Markel Corp.* (Insurance)	86	98,313
MarketAxess Holdings, Inc. (Capital Markets)	236	89,470
Marsh & McLennan Cos., Inc. (Insurance)	3,133	349,048

See accompanying notes to financial statements.

86  :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
MasterCard, Inc.—Class A (IT Services)	5,511	$1,645,529
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,212	67,805
Mercury General Corp. (Insurance)	168	8,187
MetLife, Inc. (Insurance)	4,853	247,357
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,806	21,466
MGIC Investment Corp. (Thrifts & Mortgage Finance)	2,165	30,678
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	708	93,357
Moody's Corp. (Capital Markets)	1,009	239,547
Morgan Stanley (Capital Markets)	7,633	390,199
Morningstar, Inc. (Capital Markets)	128	19,368
MSCI, Inc.—Class A (Capital Markets)	526	135,803
Nasdaq, Inc. (Capital Markets)	712	76,255
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	272	22,163
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,066	57,159
Navient Corp. (Consumer Finance)	1,208	16,525
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,579	41,548
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,902	34,881
Northern Trust Corp. (Capital Markets)	1,316	139,812
Old Republic International Corp. (Insurance)	1,772	39,640
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,356	57,427
Onemain Holdings, Inc. (Consumer Finance)	473	19,937
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	892	23,923
PacWest Bancorp (Banks)	744	28,473
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,250	17,400
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,486	38,443
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	812	21,770
People's United Financial, Inc. (Banks)	2,758	46,610
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,152	21,819
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	782	17,392
Pinnacle Financial Partners, Inc. (Banks)	447	28,608
Popular, Inc. (Banks)	600	35,250
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	417	18,044
Primerica, Inc. (Insurance)	257	33,554
Principal Financial Group, Inc. (Insurance)	1,603	88,165
ProAssurance Corp. (Insurance)	334	12,071
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,921	349,517
Prosperity Bancshares, Inc. (Banks)	586	42,128
Prudential Financial, Inc. (Insurance)	2,495	233,881
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	125	20,609
Public Storage (Equity Real Estate Investment Trusts)	932	198,479
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,249	31,425
Raymond James Financial, Inc. (Capital Markets)	767	68,616
Rayonier, Inc. (Equity Real Estate Investment Trusts)	803	26,306
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,023	148,953
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,040	65,614
Regions Financial Corp. (Banks)	5,988	102,754
Reinsurance Group of America, Inc. (Insurance)	388	63,267
RenaissanceRe Holdings, Ltd. (Insurance)	273	53,513
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,327	17,782
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	689	31,467
RLI Corp. (Insurance)	248	22,325
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,060	18,783
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	338	29,291
S&P Global, Inc. (Capital Markets)	1,518	414,490
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,203	25,672
Santander Consumer USA Holdings, Inc. (Consumer Finance)	633	14,793
SBA Communications Corp. (Equity Real Estate Investment Trusts)	698	168,211
SEI Investments Co. (Capital Markets)	784	51,336
Selective Insurance Group, Inc. (Insurance)	369	24,055
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,478	12,474
Service Properties Trust (Equity Real Estate Investment Trusts)	1,022	24,865
Signature Bank (Banks)	335	45,764
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,905	283,769
SITE Centers Corp. (Equity Real Estate Investment Trusts)	928	13,011
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	506	46,491
SLM Corp. (Consumer Finance)	2,621	23,353
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	619	30,442
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,751	43,530
State Street Corp. (Capital Markets)	2,258	178,608
Sterling Bancorp (Banks)	1,255	26,455
Stifel Financial Corp. (Capital Markets)	424	25,716
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,326	49,380
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	576	86,458
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,397	19,446
SVB Financial Group* (Banks)	320	80,333
Synchrony Financial (Consumer Finance)	3,690	132,877
Synovus Financial Corp. (Banks)	909	35,633
T. Rowe Price Group, Inc. (Capital Markets)	1,450	176,668

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 87

Common Stocks, continued

	Shares	Value
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	381	$11,845
TCF Financial Corp. (Banks)	953	44,600
TD Ameritrade Holding Corp. (Capital Markets)	1,644	81,707
Texas Capital Bancshares, Inc.* (Banks)	312	17,712
TFS Financial Corp. (Thrifts & Mortgage Finance)	313	6,160
The Allstate Corp. (Insurance)	2,011	226,137
The Bank of New York Mellon Corp. (Capital Markets)	5,209	262,169
The Charles Schwab Corp. (Capital Markets)	7,097	337,533
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	754	12,524
The Goldman Sachs Group, Inc. (Capital Markets)	1,978	454,802
The Hanover Insurance Group, Inc. (Insurance)	244	33,347
The Howard Hughes Corp.* (Real Estate Management & Development)	268	33,982
The Macerich Co. (Equity Real Estate Investment Trusts)	684	18,413
The PNC Financial Services Group, Inc (Banks)	2,721	434,353
The Progressive Corp. (Insurance)	3,630	262,776
The Travelers Cos., Inc. (Insurance)	1,603	219,531
Tradeweb Markets, Inc.—Class A (Capital Markets)	395	18,308
Truist Financial Corp. (Banks)	8,325	468,864
Trustmark Corp. (Banks)	399	13,769
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,695	24,781
U.S. Bancorp (Banks)	8,822	523,056
UDR, Inc. (Equity Real Estate Investment Trusts)	1,819	84,947
UMB Financial Corp. (Banks)	268	18,396
Umpqua Holdings Corp. (Banks)	1,368	24,214
United Bankshares, Inc. (Banks)	630	24,356
Unum Group (Insurance)	1,280	37,325
Urban Edge Properties (Equity Real Estate Investment Trusts)	716	13,733
Valley National Bancorp (Banks)	2,433	27,858
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,314	133,610
VEREIT, Inc. (Equity Real Estate Investment Trusts)	6,630	61,261
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,862	73,124
Virtu Financial, Inc.—Class A (Capital Markets)	461	7,371
Visa, Inc.—Class A (IT Services)	10,626	1,996,626
Vornado Realty Trust (Equity Real Estate Investment Trusts)	983	65,370
Voya Financial, Inc. (Diversified Financial Services)	838	51,101
W.R. Berkley Corp. (Insurance)	901	62,259
Washington Federal, Inc. (Thrifts & Mortgage Finance)	486	17,812
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	500	14,590
Webster Financial Corp. (Banks)	572	30,522
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	751	23,461
Wells Fargo & Co. (Banks)	23,892	1,285,390
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,519	206,004
Western Alliance Bancorp (Banks)	586	33,402
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,626	139,705
White Mountains Insurance Group, Ltd. (Insurance)	19	21,195
Willis Towers Watson PLC (Insurance)	799	161,350
Wintrust Financial Corp. (Banks)	355	25,170
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,069	85,563
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	699	15,105
Zions Bancorp NA (Banks)	1,058	54,931
TOTAL COMMON STOCKS (Cost $11,224,913)		36,333,123

Repurchase Agreements(a) (1.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $457,034	$457,000	$457,000
TOTAL REPURCHASE AGREEMENTS (Cost $457,000)		457,000
TOTAL INVESTMENT SECURITIES (Cost $11,681,913)—100.1%		36,790,123
Net other assets (liabilities)—(0.1)%		(42,944)
NET ASSETS—100.0%		$36,747,179

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	1/23/20	2.13%	$417,626	$2,724

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

88 :: ProFund VP Financials :: Financial Statements

ProFund VP Financials invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Banks	$10,430,113	28.4%
Capital Markets	5,192,685	14.1%
Consumer Finance	1,326,988	3.6%
Diversified Financial Services	2,869,013	7.8%
Equity Real Estate Investment Trusts	7,120,581	19.4%
Insurance	4,874,754	13.3%
IT Services	3,642,155	9.9%
Mortgage Real Estate Investment Trusts	344,014	0.9%
Professional Services	136,412	0.4%
Real Estate Management & Development	217,052	0.6%
Thrifts & Mortgage Finance	179,356	0.5%
Other**	414,056	1.1%
Total	$36,747,179	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 89

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$11,681,913
Securities, at value	36,333,123
Repurchase agreements, at value	457,000
Total Investment Securities, at value	36,790,123
Cash	532
Dividends and interest receivable	63,559
Unrealized appreciation on swap agreements	2,724
Receivable for investments sold	340,437
Prepaid expenses	176
TOTAL ASSETS	37,197,551

LIABILITIES:
Payable for capital shares redeemed	358,091
Advisory fees payable	23,678
Management services fees payable	3,157
Administration fees payable	2,583
Administrative services fees payable	15,691
Distribution fees payable	16,467
Trustee fees payable	13
Transfer agency fees payable	3,866
Fund accounting fees payable	1,534
Compliance services fees payable	190
Other accrued expenses	25,102
TOTAL LIABILITIES	450,372
NET ASSETS	$36,747,179
NET ASSETS CONSIST OF:
Capital	$18,139,325
Total distributable earnings (loss)	18,607,854
NET ASSETS	$36,747,179
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	797,868
Net Asset Value (offering and redemption price per share)	$46.06

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$738,195
Interest	9,241
Income from securities lending	298
TOTAL INVESTMENT INCOME	747,734

EXPENSES:
Advisory fees	253,285
Management services fees	33,771
Administration fees	28,775
Transfer agency fees	22,039
Administrative services fees	90,092
Distribution fees	84,428
Custody fees	4,910
Fund accounting fees	17,335
Trustee fees	818
Compliance services fees	424
Other fees	42,826
TOTAL NET EXPENSES	578,703
NET INVESTMENT INCOME (LOSS)	169,031
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,199,152
Net realized gains (losses) on swap agreements	132,053
Change in net unrealized appreciation/depreciation on investment securities	6,317,505
Change in net unrealized appreciation/depreciation on swap agreements	(20,251)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,628,459
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,797,490

See accompanying notes to financial statements.

90 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$169,031	$192,633
Net realized gains (losses) on investments	2,331,205	3,408,949
Change in net unrealized appreciation/depreciation on investments	6,297,254	(7,672,967)
Change in net assets resulting from operations	8,797,490	(4,071,385)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(1,842,899)	(157,288)
Change in net assets resulting from distributions	(1,842,899)	(157,288)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,480,708	23,121,039
Distributions reinvested	1,842,899	157,288
Value of shares redeemed	(30,356,198)	(40,676,808)
Change in net assets resulting from capital transactions	(32,591)	(17,398,481)
Change in net assets	6,922,000	(21,627,154)

NET ASSETS:
Beginning of period	29,825,179	51,452,333
End of period	$36,747,179	$29,825,179

SHARE TRANSACTIONS:
Issued	659,760	547,415
Reinvested	44,687	3,759
Redeemed	(704,254)	(981,663)
Change in shares	193	(430,489)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Financials :: 91

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$37.39		$41.89		$35.57	$30.95	$31.53

Investment Activities:
Net investment income (loss)(a)	0.21		0.19		0.13	0.17	0.09
Net realized and unrealized gains (losses) on investments	10.83		(4.53)		6.32	4.56	(0.56)
Total income (loss) from investment activities	11.04		(4.34)		6.45	4.73	(0.47)

Distributions to Shareholders From:
Net investment income	(0.23)		(0.16)		(0.13)	(0.11)	(0.11)
Net realized gains on investments	(2.14)		—		—	—	—
Total distributions	(2.37)		(0.16)		(0.13)	(0.11)	(0.11)

Net Asset Value, End of Period	$46.06		$37.39		$41.89	$35.57	$30.95

Total Return	30.27%		(10.43	)%(b)	18.19%	15.32%	(1.49)%

Ratios to Average Net Assets:
Gross expenses	1.71%		1.70%		1.68%	1.71%	1.74%
Net expenses	1.71	%(c)	1.63	%(b)	1.68%	1.68%	1.68%
Net investment income (loss)	0.50%		0.45	%(b)	0.35%	0.56%	0.27%

Supplemental Data:
Net assets, end of period (000's)	$36,747		$29,825		$51,452	$46,125	$42,944
Portfolio turnover rate(d)	52%		27%		64%	98%	97%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.41%, respectively, and the total return would have been (10.48)%.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

92 :: ProFund VP Government Money Market :: Management Discussion of Fund Performance

ProFund VP Government Money Market (the "Fund") seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2019, the Fund returned 0.77%. The Fund's seven-day yield, as of December 31, 2019, was 0.13%1.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	41%
Repurchase Agreements	86%
Total Exposure	127%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The seven-day yield quotation more closely reflects the current earnings of the government money market fund than the total return quotation.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Government Money Market :: 93

Schedule of Portfolio Investments :: December 31, 2019

U.S. Treasury Obligations (41.1%)

	Principal Amount	Value
U.S. Treasury Bills
1.64%+, 2/27/20	$40,000,000	$39,894,439
1.51%+, 2/6/20	20,000,000	19,968,950
TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,863,389)		59,863,389

Repurchase Agreements(a) (86.0%)
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $125,312,345	125,303,000	125,303,000
TOTAL REPURCHASE AGREEMENTS (Cost $125,303,000)		125,303,000
TOTAL INVESTMENT SECURITIES (Cost $185,166,389)—127.1%		185,166,389
Net other assets (liabilities)—(27.1)%		(39,451,850)
NET ASSETS—100.0%		$145,714,539

+	Reflects the effective yield or interest rate in effect at December 31, 2019.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

94 :: ProFund VP Government Money Market :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$185,166,389
Securities, at value	59,863,389
Repurchase agreements, at value	125,303,000
Total Investment Securities, at value	185,166,389
Cash	643
Dividends and interest receivable	4,673
Receivable for capital shares issued	34,723
Prepaid expenses	879
TOTAL ASSETS	185,207,307

LIABILITIES:
Payable for capital shares redeemed	39,210,687
Advisory fees payable	136,572
Management services fees payable	18,209
Administration fees payable	4,825
Trustee fees payable	52
Transfer agency fees payable	17,484
Fund accounting fees payable	6,054
Compliance services fees payable	835
Other accrued expenses	98,050
TOTAL LIABILITIES	39,492,768
NET ASSETS	$145,714,539
NET ASSETS CONSIST OF:
Capital	$145,774,531
Total distributable earnings (loss)	(59,992)
NET ASSETS	$145,714,539
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	145,774,531
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$3,504,543

EXPENSES:
Advisory fees	1,236,644
Management services fees	164,885
Administration fees	65,329
Transfer agency fees	107,187
Custody fees	28,065
Fund accounting fees	80,202
Trustee fees	4,392
Compliance services fees	1,956
Audit fees	136,469
Other fees	54,339
Recoupment of prior expenses reduced by the Advisor	346,495
TOTAL NET EXPENSES	2,225,963
NET INVESTMENT INCOME	1,278,580
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	18,564
NET REALIZED GAINS (LOSSES) ON INVESTMENTS	18,564
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,297,144

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Government Money Market :: 95

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$1,278,580	$747,003
Net realized gains (losses) on investments	18,564	(32,242)
Change in net assets resulting from operations	1,297,144	714,761

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(1,278,580)	(747,003)
Change in net assets resulting from distributions	(1,278,580)	(747,003)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,155,360,223	3,159,145,337
Distributions reinvested	1,278,233	747,003
Value of shares redeemed	(2,204,461,355)	(3,154,558,257)
Change in net assets resulting from capital transactions	(47,822,899)	5,334,083
Change in net assets	(47,804,335)	5,301,841

NET ASSETS:
Beginning of period	193,518,874	188,217,033
End of period	$145,714,539	$193,518,874

SHARE TRANSACTIONS:
Issued	2,155,360,223	3,159,145,337
Reinvested	1,278,233	747,003
Redeemed	(2,204,461,355)	(3,154,558,257)
Change in shares	(47,822,899)	5,334,083

See accompanying notes to financial statements.

96 :: ProFund VP Government Money Market :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017		Year Ended Dec. 31, 2016		Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$1.000	$1.000		$1.000		$1.000		$1.000

Investment Activities:
Net investment income (loss)(a)	0.008	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gains (losses) on investments	— (b)	—	(b)	—	(b)	—	(b)	—	(b)
Total income (loss) from investment activities	0.008	—	(b)	—	(b)	—	(b)	—	(b)

Distributions to Shareholders From:
Net investment income	(0.008)	—	(b)	—	(b)	—	(b)	—	(b)

Net Asset Value, End of Period	$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	0.77%	0.42%		0.02%		0.02%		0.02%

Ratios to Average Net Assets:
Gross expenses	1.35%	1.46%		1.14%		1.14%		1.17%
Net expenses	1.35%	1.37	%(c)	0.83	%(d)	0.29	%(d)	0.06	%(d)
Net investment income (loss)	0.78%	0.41%		0.01%		0.01%		0.02%

Supplemental Data:
Net assets, end of period (000's)	$145,715	$193,519		$188,217		$120,099		$198,352

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.0005.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(d)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Health Care :: 97

ProFund VP Health Care (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 19.37%. For the same period, the Index had a return of 21.27%1 and a volatility of 13.74%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Health Care	19.37%	8.72%	13.32%
Dow Jones U.S. Health CareSM Index	21.27%	10.48%	15.13%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Health Care	1.68%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	9.1%
UnitedHealth Group, Inc.	6.6%
Merck & Co., Inc.	5.5%
Pfizer, Inc.	5.2%
Abbott Laboratories	3.6%

Dow Jones U.S. Health CareSM Index – Composition

% of Index
Pharmaceuticals	31%
Health Care Equipment & Supplies	26%
Health Care Providers & Services	19%
Biotechnology	16%
Life Sciences Tools & Services	8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

98 :: ProFund VP Health Care :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (97.9%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	20,755	$1,802,778
AbbVie, Inc. (Biotechnology)	17,366	1,537,585
ABIOMED, Inc.* (Health Care Equipment & Supplies)	530	90,413
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,040	34,549
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,320	56,470
Agilent Technologies, Inc. (Life Sciences Tools & Services)	3,634	310,017
Agios Pharmaceuticals, Inc.* (Biotechnology)	694	33,139
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,599	281,082
Align Technology, Inc.* (Health Care Equipment & Supplies)	842	234,952
Alkermes PLC* (Biotechnology)	1,850	37,740
Allergan PLC (Pharmaceuticals)	3,855	736,960
Allogene Therapeutics, Inc.* (Biotechnology)	602	15,640
Alnylam Pharmaceuticals, Inc.*(Biotechnology)	1,309	150,758
Amedisys, Inc.* (Health Care Providers & Services)	379	63,263
Amgen, Inc. (Biotechnology)	6,978	1,682,185
Anthem, Inc. (Health Care Providers & Services)	2,978	899,445
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	563	18,973
Avantor, Inc.* (Life Sciences Tools & Services)	2,619	47,535
Baxter International, Inc. (Health Care Equipment & Supplies)	5,995	501,302
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,176	863,777
Biogen, Inc.* (Biotechnology)	2,119	628,771
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,109	178,316
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	253	93,618
Bio-Techne Corp. (Life Sciences Tools & Services)	447	98,121
Bluebird Bio, Inc.* (Biotechnology)	650	57,038
Blueprint Medicines Corp.* (Biotechnology)	578	46,304
Boston Scientific Corp.* (Health Care Equipment & Supplies)	16,368	740,161
Bristol-Myers Squibb Co. (Pharmaceuticals)	27,529	1,767,087
Bruker Corp. (Life Sciences Tools & Services)	1,194	60,858
Cantel Medical Corp. (Health Care Equipment & Supplies)	440	31,196
Catalent, Inc.* (Pharmaceuticals)	1,718	96,723
Centene Corp.* (Health Care Providers & Services)	4,859	305,485
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	574	87,684
Chemed Corp. (Health Care Providers & Services)	188	82,581
Cigna Corp. (Health Care Providers & Services)	4,385	896,689
Covetrus, Inc.* (Health Care Providers & Services)	1,147	15,140
CVS Health Corp. (Health Care Providers & Services)	15,278	1,135,002
Danaher Corp. (Health Care Equipment & Supplies)	7,507	1,152,174
DaVita, Inc.* (Health Care Providers & Services)	1,053	79,007
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,612	147,813
DexCom, Inc.* (Health Care Equipment & Supplies)	1,071	234,271
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,449	571,327
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,380	128,991
Eli Lilly & Co. (Pharmaceuticals)	9,922	1,304,048
Encompass Health Corp. (Health Care Providers & Services)	1,158	80,215
Exact Sciences Corp.* (Biotechnology)	1,643	151,945
Exelixis, Inc.* (Biotechnology)	3,569	62,886
FibroGen, Inc.* (Biotechnology)	922	39,545
Gilead Sciences, Inc. (Biotechnology)	14,857	965,407
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	904	53,228
Guardant Health, Inc.* (Health Care Providers & Services)	474	37,038
Haemonetics Corp.* (Health Care Equipment & Supplies)	595	68,366
HCA Healthcare, Inc. (Health Care Providers & Services)	3,106	459,098
HealthEquity, Inc.* (Health Care Providers & Services)	832	61,626
Henry Schein, Inc.* (Health Care Providers & Services)	1,723	114,959
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	784	89,008
Hologic, Inc.* (Health Care Equipment & Supplies)	3,149	164,409
Horizon Therapeutics PLC* (Pharmaceuticals)	2,200	79,640
Humana, Inc. (Health Care Providers & Services)	1,555	569,939
ICU Medical, Inc.* (Health Care Equipment & Supplies)	226	42,289
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,007	262,958
Illumina, Inc.* (Life Sciences Tools & Services)	1,726	572,583
Immunomedics, Inc.* (Biotechnology)	2,155	45,600
Incyte Corp.* (Biotechnology)	2,099	183,285
Insulet Corp.* (Health Care Equipment & Supplies)	726	124,291
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	837	48,780
Intercept Pharmaceuticals, Inc.* (Biotechnology)	296	36,680
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,357	802,191

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 99

Common Stocks, continued

	Shares	Value
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,503	$90,796
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	2,119	327,407
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	664	99,122
Johnson & Johnson (Pharmaceuticals)	30,904	4,507,966
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,140	192,854
LivaNova PLC* (Health Care Equipment & Supplies)	568	42,844
Masimo Corp.* (Health Care Equipment & Supplies)	576	91,043
McKesson Corp. (Health Care Providers & Services)	2,116	292,685
MEDNAX, Inc.* (Health Care Providers & Services)	990	27,512
Medtronic PLC (Health Care Equipment & Supplies)	15,740	1,785,702
Merck & Co., Inc. (Pharmaceuticals)	29,898	2,719,223
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	286	226,878
Moderna, Inc.* (Biotechnology)	2,427	47,472
Molina Healthcare, Inc.* (Health Care Providers & Services)	736	99,868
Mylan N.V.* (Pharmaceuticals)	6,062	121,846
Myriad Genetics, Inc.* (Biotechnology)	874	23,799
Nektar Therapeutics* (Pharmaceuticals)	2,067	44,616
Neogen Corp.* (Health Care Equipment & Supplies)	616	40,200
Neurocrine Biosciences, Inc.* (Biotechnology)	1,082	116,304
NuVasive, Inc.* (Health Care Equipment & Supplies)	612	47,332
Penumbra, Inc.* (Health Care Equipment & Supplies)	377	61,930
Perrigo Co. PLC (Pharmaceuticals)	1,598	82,553
Pfizer, Inc. (Pharmaceuticals)	64,988	2,546,230
Portola Pharmaceuticals, Inc.* (Biotechnology)	826	19,725
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	743	82,584
Premier, Inc.* (Health Care Providers & Services)	780	29,546
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,581	168,835
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	938	352,200
Repligen Corp.* (Biotechnology)	550	50,875
ResMed, Inc. (Health Care Equipment & Supplies)	1,688	261,589
Sage Therapeutics, Inc.* (Biotechnology)	609	43,964
Sarepta Therapeutics, Inc.* (Biotechnology)	831	107,232
Seattle Genetics, Inc.* (Biotechnology)	1,349	154,137
STERIS PLC (Health Care Equipment & Supplies)	996	151,810
Stryker Corp. (Health Care Equipment & Supplies)	3,781	793,783
Syneos Health, Inc.* (Life Sciences Tools & Services)	731	43,476
Teladoc Health, Inc.*(a) (Health Care Technology)	850	71,162
Teleflex, Inc. (Health Care Equipment & Supplies)	543	204,407
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,220	46,397
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	582	186,991
The Medicines Co.* (Pharmaceuticals)	873	74,153
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	4,709	1,529,813
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	637	27,206
United Therapeutics Corp.* (Biotechnology)	516	45,449
UnitedHealth Group, Inc. (Health Care Providers & Services)	11,125	3,270,527
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	943	135,283
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,068	151,667
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,019	661,010
Waters Corp.* (Life Sciences Tools & Services)	757	176,873
WellCare Health Plans, Inc.* (Health Care Providers & Services)	591	195,154
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	869	130,637
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,416	361,627
Zoetis, Inc. (Pharmaceuticals)	5,593	740,234
TOTAL COMMON STOCKS (Cost $15,478,528)		48,357,462

Repurchase Agreements(b) (2.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $1,139,085	$1,139,000	$1,139,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,139,000)		1,139,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(c)	44,291	$44,291
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(c)	15,362	15,362
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(c)	4,947	4,947
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $64,600)		64,600
TOTAL INVESTMENT SECURITIES (Cost $16,682,128)—100.3%		49,561,062
Net other assets (liabilities)—(0.3)%		(151,608)
NET ASSETS—100.0%		$49,409,454

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $63,627.

See accompanying notes to financial statements.

100 :: ProFund VP Health Care :: Financial Statements

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	1/23/20	2.13%	$1,233,846	$(7,168)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Biotechnology	$7,930,545	16.1%
Health Care Equipment & Supplies	12,356,219	25.0%
Health Care Providers & Services	9,292,697	18.8%
Health Care Technology	71,162	0.1%
Life Sciences Tools & Services	3,657,447	7.4%
Pharmaceuticals	15,049,392	30.5%
Other**	1,051,992	2.1%
Total	$49,409,454	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 101

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$16,682,128
Securities, at value(a)	48,422,062
Repurchase agreements, at value	1,139,000
Total Investment Securities, at value	49,561,062
Cash	727
Dividends and interest receivable	37,309
Receivable for capital shares issued	71,164
Prepaid expenses	281
TOTAL ASSETS	49,670,543

LIABILITIES:
Payable for capital shares redeemed	77,325
Payable for collateral for securities loaned	64,600
Unrealized depreciation on swap agreements	7,168
Advisory fees payable	31,164
Management services fees payable	4,155
Administration fees payable	3,460
Administrative services fees payable	16,530
Distribution fees payable	18,270
Trustee fees payable	17
Transfer agency fees payable	5,029
Fund accounting fees payable	1,985
Compliance services fees payable	252
Other accrued expenses	31,134
TOTAL LIABILITIES	261,089
NET ASSETS	$49,409,454
NET ASSETS CONSIST OF:
Capital	$13,363,062
Total distributable earnings (loss)	36,046,392
NET ASSETS	$49,409,454
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	659,608
Net Asset Value (offering and redemption price per share)	$74.91
(a) Includes securities on loan valued at:	$63,627

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$768,104
Interest	29,009
Income from securities lending	7,811
TOTAL INVESTMENT INCOME	804,924

EXPENSES:
Advisory fees	361,370
Management services fees	48,182
Administration fees	40,941
Transfer agency fees	31,386
Administrative services fees	131,441
Distribution fees	120,456
Custody fees	6,330
Fund accounting fees	23,782
Trustee fees	1,200
Compliance services fees	604
Other fees	62,690
Total Gross Expenses before reductions	828,382
Expenses reduced and reimbursed by the Advisor	(19,037)
TOTAL NET EXPENSES	809,345
NET INVESTMENT INCOME (LOSS)	(4,421)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	7,041,278
Net realized gains (losses) on swap agreements	238,759
Change in net unrealized appreciation/depreciation on investment securities	1,154,617
Change in net unrealized appreciation/depreciation on swap agreements	(51,997)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,382,657
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,378,236

See accompanying notes to financial statements.

102 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,421)	$(40,446)
Net realized gains (losses) on investments	7,280,037	5,767,262
Change in net unrealized appreciation/depreciation on investments	1,102,620	(4,634,740)
Change in net assets resulting from operations	8,378,236	1,092,076

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(5,775,400)	(2,985,590)
Change in net assets resulting from distributions	(5,775,400)	(2,985,590)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,474,008	41,944,377
Distributions reinvested	5,775,400	2,985,590
Value of shares redeemed	(36,616,170)	(44,532,978)
Change in net assets resulting from capital transactions	(5,366,762)	396,989
Change in net assets	(2,763,926)	(1,496,525)

NET ASSETS:
Beginning of period	52,173,380	53,669,905
End of period	$49,409,454	$52,173,380

SHARE TRANSACTIONS:
Issued	351,111	551,096
Reinvested	87,599	41,727
Redeemed	(505,532)	(598,831)
Change in shares	(66,822)	(6,008)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Health Care :: 103

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$71.82	$73.28	$64.38	$67.11	$63.90

Investment Activities:
Net investment income (loss)(a)	(0.01)	(0.06)	(0.03)	(0.05)	(0.15)
Net realized and unrealized gains (losses) on investments	12.63	3.29	13.49	(2.68)	3.36
Total income (loss) from investment activities	12.62	3.23	13.46	(2.73)	3.21

Distributions to Shareholders From:
Net realized gains on investments	(9.53)	(4.69)	(4.56)	—	—

Net Asset Value, End of Period	$74.91	$71.82	$73.28	$64.38	$67.11

Total Return	19.37%	4.44%	20.92%	(4.05)%	5.02%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.66%	1.64%	1.68%	1.69%
Net expenses	1.68%	1.65%	1.64%	1.68%	1.68%
Net investment income (loss)	(0.01)%	(0.08)%	(0.04)%	(0.08)%	(0.22)%

Supplemental Data:
Net assets, end of period (000's)	$49,409	$52,173	$53,670	$48,744	$77,842
Portfolio turnover rate(b)	33%	61%	43%	24%	47%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

104 :: ProFund VP Industrials :: Management Discussion of Fund Performance

ProFund VP Industrials (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 30.49%. For the same period, the Index had a total return of 32.81%1 and a volatility of 14.95%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Industrials	30.49%	9.60%	12.50%
Dow Jones U.S. IndustrialsSM Index	32.81%	11.52%	14.39%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Industrials	1.68%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	4.5%
Accenture PLC	3.4%
PayPal Holdings, Inc.	3.3%
Honeywell International, Inc.	3.2%
Union Pacific Corp.	3.2%

Dow Jones U.S. IndustrialsSM Index – Composition

% of Index
Capital Goods	52%
Software & Services	19%
Transportation	12%
Materials	6%
Commercial & Professional Services	6%
Technology Hardware & Equipment	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Industrials :: 105

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (97.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,637	$465,220
A.O. Smith Corp. (Building Products)	629	29,966
Accenture PLC—Class A (IT Services)	2,912	613,180
Acuity Brands, Inc. (Electrical Equipment)	181	24,978
ADT, Inc.(a) (Commercial Services & Supplies)	478	3,791
AECOM* (Construction & Engineering)	721	31,097
AGCO Corp. (Machinery)	287	22,171
Air Lease Corp. (Trading Companies & Distributors)	482	22,905
Allegion PLC (Building Products)	426	53,054
Alliance Data Systems Corp. (IT Services)	187	20,981
Allison Transmission Holdings, Inc. (Machinery)	547	26,431
Amcor PLC (Containers & Packaging)	7,430	80,541
AMETEK, Inc. (Electrical Equipment)	1,049	104,627
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,360	147,193
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	138	12,710
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	177	11,804
AptarGroup, Inc. (Containers & Packaging)	292	33,761
Arconic, Inc. (Aerospace & Defense)	1,778	54,709
Armstrong World Industries, Inc. (Building Products)	223	20,955
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	374	31,693
ASGN, Inc.* (Professional Services)	241	17,104
Automatic Data Processing, Inc. (IT Services)	1,984	338,272
Avery Dennison Corp. (Containers & Packaging)	383	50,104
Avnet, Inc. (Electronic Equipment, Instruments & Components)	464	19,692
Axon Enterprise, Inc.* (Aerospace & Defense)	272	19,932
Ball Corp. (Containers & Packaging)	1,500	97,006
Barnes Group, Inc. (Machinery)	219	13,569
Belden, Inc. (Electronic Equipment, Instruments & Components)	177	9,735
Berry Plastics Group, Inc.* (Containers & Packaging)	607	28,826
Black Knight, Inc.* (IT Services)	686	44,233
Broadridge Financial Solutions, Inc. (IT Services)	526	64,982
BWX Technologies, Inc. (Aerospace & Defense)	437	27,129
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	621	48,562
Carlisle Cos., Inc. (Industrial Conglomerates)	261	42,240
Caterpillar, Inc. (Machinery)	2,534	374,221
Cimpress PLC* (Commercial Services & Supplies)	119	14,967
Cintas Corp. (Commercial Services & Supplies)	384	103,327
Clean Harbors, Inc.* (Commercial Services & Supplies)	235	20,151
Cognex Corp. (Electronic Equipment, Instruments & Components)	784	43,935
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	110	18,299
Colfax Corp.* (Machinery)	384	13,970
CoreLogic, Inc.* (IT Services)	364	15,910
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,529	102,729
Covanta Holding Corp. (Commercial Services & Supplies)	537	7,969
Crane Co. (Machinery)	233	20,127
Crown Holdings, Inc.* (Containers & Packaging)	622	45,120
CSX Corp. (Road & Rail)	3,566	258,036
Cummins, Inc. (Machinery)	704	125,988
Curtiss-Wright Corp. (Aerospace & Defense)	195	27,474
Deere & Co. (Machinery)	1,444	250,187
Deluxe Corp. (Commercial Services & Supplies)	192	9,585
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	294	20,227
Donaldson Co., Inc. (Machinery)	580	33,420
Dover Corp. (Machinery)	667	76,878
Eagle Materials, Inc. (Construction Materials)	190	17,225
Eaton Corp. PLC (Electrical Equipment)	1,896	179,589
EMCOR Group, Inc. (Construction & Engineering)	258	22,265
Emerson Electric Co. (Electrical Equipment)	2,794	213,071
EnerSys (Electrical Equipment)	193	14,442
Equifax, Inc. (Professional Services)	555	77,767
Euronet Worldwide, Inc.* (IT Services)	247	38,917
Expeditors International of Washington, Inc. (Air Freight & Logistics)	781	60,934
Fastenal Co. (Trading Companies & Distributors)	2,631	97,216
FedEx Corp. (Air Freight & Logistics)	1,101	166,482
Fidelity National Information Services, Inc. (IT Services)	2,818	391,956
Fiserv, Inc.* (IT Services)	2,620	302,951
FleetCor Technologies, Inc.* (IT Services)	398	114,513
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	616	32,075
Flowserve Corp. (Machinery)	600	29,862
Fluor Corp. (Construction & Engineering)	643	12,140
Fortive Corp. (Machinery)	1,355	103,508
Fortune Brands Home & Security, Inc. (Building Products)	638	41,687
FTI Consulting, Inc.* (Professional Services)	173	19,144
Gardner Denver Holdings, Inc.* (Machinery)	611	22,411
Gates Industrial Corp. PLC* (Machinery)	213	2,931
GATX Corp. (Trading Companies & Distributors)	162	13,422
Generac Holdings, Inc.* (Electrical Equipment)	286	28,769
General Dynamics Corp. (Aerospace & Defense)	1,075	189,576
General Electric Co. (Industrial Conglomerates)	40,053	446,991
Genpact, Ltd. (IT Services)	707	29,814
Global Payments, Inc. (IT Services)	1,377	251,385
Graco, Inc. (Machinery)	765	39,780

See accompanying notes to financial statements.

106 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
GrafTech International, Ltd. (Electrical Equipment)	279	$3,242
Graphic Packaging Holding Co. (Containers & Packaging)	1,331	22,161
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	761	30,607
HEICO Corp. (Aerospace & Defense)	185	21,118
HEICO Corp.—Class A (Aerospace & Defense)	331	29,634
Hexcel Corp. (Aerospace & Defense)	388	28,444
Hillenbrand, Inc. (Machinery)	340	11,325
Honeywell International, Inc. (Industrial Conglomerates)	3,276	579,852
Hubbell, Inc. (Electrical Equipment)	248	36,659
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	187	46,915
IDEX Corp. (Machinery)	349	60,028
Illinois Tool Works, Inc. (Machinery)	1,342	241,063
Ingersoll-Rand PLC (Machinery)	1,099	146,079
Insperity, Inc. (Professional Services)	173	14,885
International Paper Co. (Containers & Packaging)	1,799	82,845
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	164	23,767
Itron, Inc.* (Electronic Equipment, Instruments & Components)	162	13,600
ITT, Inc. (Machinery)	402	29,712
J.B. Hunt Transport Services, Inc. (Road & Rail)	391	45,661
Jabil, Inc. (Electronic Equipment, Instruments & Components)	637	26,327
Jack Henry & Associates, Inc. (IT Services)	353	51,422
Jacobs Engineering Group, Inc. (Construction & Engineering)	622	55,875
Johnson Controls International PLC (Building Products)	3,539	144,072
Kansas City Southern Industries, Inc. (Road & Rail)	454	69,535
Kennametal, Inc. (Machinery)	381	14,055
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	860	88,262
Kirby Corp.* (Marine)	275	24,621
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	564	20,214
Korn Ferry (Professional Services)	255	10,812
L3Harris Technologies, Inc. (Aerospace & Defense)	1,013	200,442
Landstar System, Inc. (Road & Rail)	181	20,610
Lennox International, Inc. (Building Products)	161	39,279
Lincoln Electric Holdings, Inc. (Machinery)	280	27,084
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	111	21,234
Lockheed Martin Corp. (Aerospace & Defense)	1,138	443,114
Louisiana-Pacific Corp. (Paper & Forest Products)	540	16,022
Macquarie Infrastructure Corp. (Transportation Infrastructure)	357	15,294
ManpowerGroup, Inc. (Professional Services)	271	26,314
Martin Marietta Materials, Inc. (Construction Materials)	286	79,977
Masco Corp. (Building Products)	1,303	62,531
MasTec, Inc.* (Construction & Engineering)	277	17,772
MAXIMUS, Inc. (IT Services)	293	21,796
Mercury Systems, Inc.* (Aerospace & Defense)	256	17,692
Moog, Inc.—Class A (Aerospace & Defense)	148	12,629
MSA Safety, Inc. (Commercial Services & Supplies)	164	20,723
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	207	16,243
National Instruments Corp. (Electronic Equipment, Instruments & Components)	541	22,906
Navistar International Corp.* (Machinery)	300	8,682
Nielsen Holdings PLC (Professional Services)	1,633	33,150
Nordson Corp. (Machinery)	234	38,105
Norfolk Southern Corp. (Road & Rail)	1,195	231,985
Northrop Grumman Corp. (Aerospace & Defense)	719	247,314
nVent Electric PLC (Electrical Equipment)	715	18,290
O-I Glass, Inc. (Containers & Packaging)	714	8,518
Old Dominion Freight Line, Inc. (Road & Rail)	292	55,416
Oshkosh Corp. (Machinery)	313	29,625
Owens Corning (Building Products)	499	32,495
PACCAR, Inc. (Machinery)	1,586	125,453
Packaging Corp. of America (Containers & Packaging)	435	48,716
Parker-Hannifin Corp. (Machinery)	589	121,228
Paychex, Inc. (IT Services)	1,461	124,273
PayPal Holdings, Inc.* (IT Services)	5,385	582,495
Pentair PLC (Machinery)	771	35,366
PerkinElmer, Inc. (Life Sciences Tools & Services)	509	49,424
Quanta Services, Inc. (Construction & Engineering)	654	26,624
Raytheon Co. (Aerospace & Defense)	1,277	280,608
Regal Beloit Corp. (Electrical Equipment)	187	16,009
Republic Services, Inc.—Class A (Commercial Services & Supplies)	965	86,493
Resideo Technologies, Inc.* (Building Products)	563	6,717
Robert Half International, Inc. (Professional Services)	540	34,101
Rockwell Automation, Inc. (Electrical Equipment)	530	107,415
Roper Technologies, Inc. (Industrial Conglomerates)	477	168,968
Ryder System, Inc. (Road & Rail)	245	13,306
Sabre Corp. (IT Services)	1,257	28,207
Sealed Air Corp. (Containers & Packaging)	709	28,239
Sensata Technologies Holding PLC* (Electrical Equipment)	728	39,217
Silgan Holdings, Inc. (Containers & Packaging)	356	11,064
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	189	17,133
Snap-on, Inc. (Machinery)	252	42,689
Sonoco Products Co. (Containers & Packaging)	459	28,329
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	474	34,545
Square, Inc.*—Class A (IT Services)	1,572	98,344
Stericycle, Inc.* (Commercial Services & Supplies)	417	26,609
Summit Materials, Inc.*—Class A (Construction Materials)	515	12,309
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,534	147,019

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 107

Common Stocks, continued

	Shares	Value
Teledyne Technologies, Inc.* (Aerospace & Defense)	168	$58,219
Terex Corp. (Machinery)	301	8,964
Tetra Tech, Inc. (Commercial Services & Supplies)	250	21,540
Textron, Inc. (Aerospace & Defense)	1,047	46,696
The Boeing Co. (Aerospace & Defense)	2,452	798,764
The Brink's Co. (Commercial Services & Supplies)	229	20,766
The Middleby Corp.* (Machinery)	258	28,256
The Sherwin-Williams Co. (Chemicals)	377	219,995
The Timken Co. (Machinery)	312	17,569
The Toro Co. (Machinery)	489	38,959
The Western Union Co. (IT Services)	1,923	51,498
TransDigm Group, Inc. (Aerospace & Defense)	228	127,680
TransUnion (Professional Services)	863	73,881
Trex Co., Inc.* (Building Products)	268	24,088
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,143	47,652
TriNet Group, Inc.* (Professional Services)	203	11,492
Trinity Industries, Inc. (Machinery)	451	9,990
Union Pacific Corp. (Road & Rail)	3,184	575,635
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	3,214	376,231
United Rentals, Inc.* (Trading Companies & Distributors)	345	57,536
United Technologies Corp. (Aerospace & Defense)	3,720	557,107
Univar, Inc.* (Trading Companies & Distributors)	635	15,392
Valmont Industries, Inc. (Construction & Engineering)	99	14,828
Verisk Analytics, Inc.—Class A (Professional Services)	752	112,303
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	608	12,944
Vulcan Materials Co. (Construction Materials)	607	87,402
W.W. Grainger, Inc. (Trading Companies & Distributors)	200	67,704
Wabtec Corp. (Machinery)	835	64,963
Waste Management, Inc. (Commercial Services & Supplies)	1,791	204,101
Watsco, Inc. (Trading Companies & Distributors)	150	27,023
Welbilt, Inc.* (Machinery)	602	9,397
WESCO International, Inc.* (Trading Companies & Distributors)	191	11,343
WestRock Co. (Containers & Packaging)	1,184	50,805
WEX, Inc.* (IT Services)	199	41,683
Woodward, Inc. (Machinery)	259	30,676
XPO Logistics, Inc.* (Air Freight & Logistics)	423	33,713
Xylem, Inc (Machinery)	826	65,081
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	246	62,838
TOTAL COMMON STOCKS (Cost $7,044,966)		17,360,144

Repurchase Agreements(b) (3.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $675,050	$675,000	$675,000
TOTAL REPURCHASE AGREEMENTS (Cost $675,000)		675,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(c)	1,788	$1,788
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(c)	620	620
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(c)	200	200
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,608)		2,608
TOTAL INVESTMENT SECURITIES (Cost $7,722,574)—100.9%		18,037,752
Net other assets (liabilities)—(0.9)%		(159,121)
NET ASSETS—100.0%		$17,878,631

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $2,585.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	1/23/20	2.13%	$529,141	$(2,449)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

108 :: ProFund VP Industrials :: Financial Statements

ProFund VP Industrials invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$3,269,741	18.4%
Air Freight & Logistics	685,922	3.8%
Building Products	454,844	2.5%
Chemicals	219,995	1.2%
Commercial Services & Supplies	540,022	3.0%
Construction & Engineering	180,601	1.0%
Construction Materials	196,913	1.1%
Containers & Packaging	616,035	3.5%
Electrical Equipment	786,308	4.4%
Electronic Equipment, Instruments & Components	904,837	5.1%
Industrial Conglomerates	1,703,271	9.5%
IT Services	3,226,812	18.0%
Life Sciences Tools & Services	49,424	0.3%
Machinery	2,359,803	13.2%
Marine	24,621	0.1%
Paper & Forest Products	16,022	0.1%
Professional Services	430,953	2.4%
Road & Rail	1,290,398	7.2%
Trading Companies & Distributors	388,328	2.2%
Transportation Infrastructure	15,294	0.1%
Other**	518,487	2.9%
Total	$17,878,631	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 109

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$7,722,574
Securities, at value(a)	17,362,752
Repurchase agreements, at value	675,000
Total Investment Securities, at value	18,037,752
Cash	1,085
Dividends and interest receivable	20,024
Receivable for capital shares issued	23,711
Prepaid expenses	92
TOTAL ASSETS	18,082,664

LIABILITIES:
Payable for capital shares redeemed	159,065
Payable for collateral for securities loaned	2,608
Unrealized depreciation on swap agreements	2,449
Advisory fees payable	11,448
Management services fees payable	1,526
Administration fees payable	1,224
Administrative services fees payable	6,964
Distribution fees payable	6,810
Transfer agency fees payable	1,758
Fund accounting fees payable	746
Compliance services fees payable	88
Other accrued expenses	9,347
TOTAL LIABILITIES	204,033
NET ASSETS	$17,878,631
NET ASSETS CONSIST OF:
Capital	$8,536,607
Total distributable earnings (loss)	9,342,024
NET ASSETS	$17,878,631
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	225,584
Net Asset Value (offering and redemption price per share)	$79.25
(a) Includes securities on loan valued at:	$2,585

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$259,694
Non-cash dividends	16,302
Interest	11,017
Income from securities lending	534
TOTAL INVESTMENT INCOME	287,547

EXPENSES:
Advisory fees	119,694
Management services fees	15,959
Administration fees	13,610
Transfer agency fees	10,420
Administrative services fees	45,667
Distribution fees	39,898
Custody fees	2,484
Fund accounting fees	8,448
Trustee fees	369
Compliance services fees	196
Other fees	15,511
Total Gross Expenses before reductions	272,256
Expenses reduced and reimbursed by the Advisor	(4,140)
TOTAL NET EXPENSES	268,116
NET INVESTMENT INCOME (LOSS)	19,431
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	163,298
Net realized gains (losses) on swap agreements	100,267
Change in net unrealized appreciation/depreciation on investment securities	3,374,461
Change in net unrealized appreciation/depreciation on swap agreements	(11,779)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,626,247
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,645,678

See accompanying notes to financial statements.

110 :: ProFund VP Industrials :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$19,431	$(20,967)
Net realized gains (losses) on investments	263,565	3,237,923
Change in net unrealized appreciation/depreciation on investments	3,362,682	(5,977,758)
Change in net assets resulting from operations	3,645,678	(2,760,802)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(2,486,434)	(21,880)
Change in net assets resulting from distributions	(2,486,434)	(21,880)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,920,198	22,505,412
Distributions reinvested	2,486,434	21,880
Value of shares redeemed	(19,803,258)	(47,919,221)
Change in net assets resulting from capital transactions	5,603,374	(25,391,929)
Change in net assets	6,762,618	(28,174,611)

NET ASSETS:
Beginning of period	11,116,013	39,290,624
End of period	$17,878,631	$11,116,013

SHARE TRANSACTIONS:
Issued	279,930	266,689
Reinvested	34,220	264
Redeemed	(241,460)	(585,042)
Change in shares	72,690	(318,089)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Industrials :: 111

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$72.70	$83.42	$68.28	$58.19	$60.31

Investment Activities:
Net investment income (loss)(a)	0.10	(0.07)	0.09	0.23	0.13
Net realized and unrealized gains (losses) on investments	20.77	(10.56)	15.19	9.97	(2.19)
Total income (loss) from investment activities	20.87	(10.63)	15.28	10.20	(2.06)

Distributions to Shareholders From:
Net investment income	—	(0.09)	(0.14)	(0.11)	(0.06)
Net realized gains on investments	(14.32)	—	—	—	—
Total distributions	(14.32)	(0.09)	(0.14)	(0.11)	(0.06)

Net Asset Value, End of Period	$79.25	$72.70	$83.42	$68.28	$58.19

Total Return	30.49%	(12.76)%	22.40%	17.55%	(3.42)%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.68%	1.68%	1.69%	1.68%
Net expenses	1.68%	1.67%	1.68%	1.68%	1.68%
Net investment income (loss)	0.12%	(0.09)%	0.12%	0.37%	0.22%

Supplemental Data:
Net assets, end of period (000's)	$17,879	$11,116	$39,291	$32,361	$16,223
Portfolio turnover rate(b)	71%	67%	107%	203%	121%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

112 :: ProFund VP International :: Management Discussion of Fund Performance

ProFund VP International (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index® (the "Index"). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. For the year ended December 31, 2019, the Fund had a total return of 19.27%. For the same period, the Index had a total return of 22.01%1 and a volatility of 8.78%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of December 31, 2019, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP International from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP International	19.27%	3.19%	3.24%
MSCI EAFE Index®	22.01%	5.67%	5.50%

Expense Ratios**

Fund	Gross	Net
ProFund VP International	1.54%	1.54%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index® – Composition

Industry Breakdown	% of Index
Financials	18%
Industrials	15%
Health Care	12%
Consumer Discretionary	12%
Consumer Staples	11%
Materials	7%
Information Technology	7%
Communication Services	5%
Energy	5%
Utilities	4%
Real Estate	4%
Country Composition
Japan	25%
United Kingdom	16%
France	11%
Switzerland	9%
Germany	9%
Other	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP International :: 113

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (104.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $5,960,444	$5,960,000	$5,960,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,960,000)		5,960,000
TOTAL INVESTMENT SECURITIES (Cost $5,960,000)—104.9%		5,960,000
Net other assets (liabilities)—(4.9)%		(280,624)
NET ASSETS—100.0%		$5,679,376

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $708,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	1/27/20	1.93%	$3,597,999	$(12,483)
MSCI EAFE Index	UBS AG	1/27/20	2.43%	2,067,595	(7,566)
				$5,665,594	$(20,049)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

114 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$5,960,000
Repurchase agreements, at value	5,960,000
Total Investment Securities, at value	5,960,000
Cash	721
Segregated cash balances for swap agreements with custodian	50
Interest receivable	222
Receivable for capital shares issued	3,703
Prepaid expenses	35
TOTAL ASSETS	5,964,731

LIABILITIES:
Payable for capital shares redeemed	248,664
Unrealized depreciation on swap agreements	20,049
Advisory fees payable	3,710
Management services fees payable	495
Administration fees payable	373
Administrative services fees payable	3,521
Distribution fees payable	3,730
Transfer agency fees payable	628
Fund accounting fees payable	230
Compliance services fees payable	31
Other accrued expenses	3,924
TOTAL LIABILITIES	285,355
NET ASSETS	$5,679,376
NET ASSETS CONSIST OF:
Capital	$7,498,965
Total distributable earnings (loss)	(1,819,589)
NET ASSETS	$5,679,376
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	288,818
Net Asset Value (offering and redemption price per share)	$19.66

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$126,674

EXPENSES:
Advisory fees	45,747
Management services fees	6,099
Administration fees	4,974
Transfer agency fees	4,021
Administrative services fees	14,400
Distribution fees	15,249
Custody fees	928
Fund accounting fees	2,993
Trustee fees	152
Compliance services fees	76
Other fees	5,872
TOTAL NET EXPENSES	100,511
NET INVESTMENT INCOME (LOSS)	26,163
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	1,078,268
Change in net unrealized appreciation/depreciation on swap agreements	(59,987)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,018,281
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,044,444

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 115

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$26,163	$16,547
Net realized gains (losses) on investments	1,078,268	(1,229,235)
Change in net unrealized appreciation/depreciation on investments	(59,987)	42,092
Change in net assets resulting from operations	1,044,444	(1,170,596)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(16,547)	(1,305,170)
Change in net assets resulting from distributions	(16,547)	(1,305,170)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,409,815	8,904,899
Distributions reinvested	16,547	1,305,170
Value of shares redeemed	(10,914,998)	(16,725,074)
Change in net assets resulting from capital transactions	(1,488,636)	(6,515,005)
Change in net assets	(460,739)	(8,990,771)

NET ASSETS:
Beginning of period	6,140,115	15,130,886
End of period	$5,679,376	$6,140,115

SHARE TRANSACTIONS:
Issued	509,595	428,187
Reinvested	933	68,802
Redeemed	(593,256)	(770,183)
Change in shares	(82,728)	(273,194)

See accompanying notes to financial statements.

116 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$16.53	$23.47		$19.27	$19.45	$20.16

Investment Activities:
Net investment income (loss)(a)	0.08	0.04		(0.18)	(0.27)	(0.35)
Net realized and unrealized gains (losses) on investments	3.10	(3.26)		4.38	0.09	(0.36)
Total income (loss) from investment activities	3.18	(3.22)		4.20	(0.18)	(0.71)

Distributions to Shareholders From:
Net investment income	(0.05)	—		—	—	—
Net realized gains on investments	—	(3.72)		—	—	—
Total distributions	(0.05)	(3.72)		—	—	—

Net Asset Value, End of Period	$19.66	$16.53		$23.47	$19.27	$19.45

Total Return	19.27%	(15.76	)%(b)	21.80%	(0.93)%	(3.52)%

Ratios to Average Net Assets:
Gross expenses	1.65%	1.57%		1.68%	1.68%	1.75%
Net expenses	1.65%	1.50	%(b)	1.68%	1.68%	1.68%
Net investment income (loss)	0.43%	0.20	%(b)	(0.81)%	(1.42)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$5,679	$6,140		$15,131	$6,320	$6,460
Portfolio turnover rate(c)	—	—		—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.57% and 0.13%, respectively, and the total return would have been (15.84)%.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Internet :: 117

ProFund VP Internet (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet CompositeSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 18.03%. For the same period, the Index had a total return of 20.08%1 and a volatility of 18.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, which includes companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, which includes companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Internet	18.03%	16.44%	17.35%
Dow Jones Internet CompositeSM Index	20.08%	18.46%	19.35%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Internet	1.66%	1.66%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	8.7%
Alphabet, Inc.	8.5%
Facebook, Inc.	7.1%
Cisco Systems, Inc.	5.5%
Netflix, Inc.	4.8%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Interactive Media & Services	22%
Software	22%
Internet & Direct Marketing Retail	18%
IT Services	14%
Communications Equipment	12%
Entertainment	5%
Capital Markets	4%
Health Care Technology	2%
Diversified Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

118 :: ProFund VP Internet :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (97.2%)

	Shares	Value
2U, Inc.* (Software)	6,075	$145,739
8x8, Inc.* (Software)	8,485	155,276
Akamai Technologies, Inc.* (IT Services)	4,152	358,650
Alphabet, Inc.*—Class A (Interactive Media & Services)	528	707,198
Alphabet, Inc.*—Class C (Interactive Media & Services)	527	704,610
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	777	1,435,771
Arista Networks, Inc.* (Communications Equipment)	1,621	329,711
Box, Inc.*—Class A (Software)	10,032	168,337
Ciena Corp.* (Communications Equipment)	6,697	285,895
Cisco Systems, Inc. (Communications Equipment)	19,073	914,741
Citrix Systems, Inc. (Software)	3,165	350,998
CommScope Holding Co., Inc.* (Communications Equipment)	13,020	184,754
Cornerstone OnDemand, Inc.* (Software)	3,231	189,175
DocuSign, Inc.* (Software)	4,035	299,034
Dropbox, Inc.* (Software)	11,651	208,669
E*TRADE Financial Corp. (Capital Markets)	6,833	310,013
eBay, Inc. (Internet & Direct Marketing Retail)	13,292	479,974
Etsy, Inc.* (Internet & Direct Marketing Retail)	5,492	243,296
Expedia Group, Inc. (Internet & Direct Marketing Retail)	3,306	357,511
Facebook, Inc.*—Class A (Interactive Media & Services)	5,733	1,176,698
GoDaddy, Inc.*—Class A (IT Services)	4,938	335,389
Groupon, Inc.* (Internet & Direct Marketing Retail)	45,925	109,761
GrubHub, Inc.* (Internet & Direct Marketing Retail)	4,969	241,692
Hubspot, Inc.* (Software)	1,655	262,318
j2 Global, Inc. (Software)	2,277	213,378
Juniper Networks, Inc. (Communications Equipment)	11,570	284,969
LogMeIn, Inc. (Software)	2,567	220,095
Netflix, Inc.* (Entertainment)	2,437	788,540
New Relic, Inc.* (Software)	2,887	189,705
Okta, Inc.* (IT Services)	3,017	348,071
PayPal Holdings, Inc.* (IT Services)	6,738	728,850
Pinterest, Inc.* (Interactive Media & Services)	7,699	143,509
Pluralsight, Inc.*—Class A (Software)	8,157	140,382
Salesforce.com, Inc.* (Software)	4,775	776,605
Smartsheet, Inc.* (Software)	4,780	214,718
Snap, Inc.* (Interactive Media & Services)	22,498	367,392
TD Ameritrade Holding Corp. (Capital Markets)	6,763	336,121
Twitter, Inc.* (Interactive Media & Services)	14,442	462,866
Veeva Systems, Inc.*—Class A (Health Care Technology)	2,806	394,692
VeriSign, Inc.* (IT Services)	2,146	413,491
Vonage Holdings Corp.* (Diversified Telecommunication Services)	19,726	146,170
TOTAL COMMON STOCKS (Cost $6,243,100)		16,124,764

Repurchase Agreements(a) (3.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $496,037	$496,000	$496,000
TOTAL REPURCHASE AGREEMENTS (Cost $496,000)		496,000
TOTAL INVESTMENT SECURITIES (Cost $6,739,100)—100.2%		16,620,764
Net other assets (liabilities)—(0.2)%		(27,344)
NET ASSETS—100.0%		$16,593,420

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	1/23/20	2.13%	$526,955	$(751)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 119

ProFund VP Internet invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Capital Markets	$646,134	3.9%
Communications Equipment	2,000,070	12.1%
Diversified Telecommunication Services	146,170	0.9%
Entertainment	788,540	4.8%
Health Care Technology	394,692	2.4%
Interactive Media & Services	3,562,273	21.4%
Internet & Direct Marketing Retail	2,868,005	17.3%
IT Services	2,184,451	13.2%
Software	3,534,429	21.2%
Other**	468,656	2.8%
Total	$16,593,420	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

120 :: ProFund VP Internet :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$6,739,100
Securities, at value	16,124,764
Repurchase agreements, at value	496,000
Total Investment Securities, at value	16,620,764
Cash	518
Dividends and interest receivable	19
Receivable for capital shares issued	41,664
Prepaid expenses	109
TOTAL ASSETS	16,663,074

LIABILITIES:
Payable for capital shares redeemed	27,298
Unrealized depreciation on swap agreements	751
Advisory fees payable	11,166
Management services fees payable	1,489
Administration fees payable	1,154
Administrative services fees payable	7,030
Distribution fees payable	7,687
Transfer agency fees payable	1,806
Fund accounting fees payable	662
Compliance services fees payable	92
Other accrued expenses	10,519
TOTAL LIABILITIES	69,654
NET ASSETS	$16,593,420
NET ASSETS CONSIST OF:
Capital	$5,280,277
Total distributable earnings (loss)	11,313,143
NET ASSETS	$16,593,420
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	385,025
Net Asset Value (offering and redemption price per share)	$43.10

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$74,141
Interest	11,775
Income from securities lending	66
TOTAL INVESTMENT INCOME	85,982

EXPENSES:
Advisory fees	145,226
Management services fees	19,363
Administration fees	16,657
Transfer agency fees	12,627
Administrative services fees	50,257
Distribution fees	48,409
Custody fees	2,973
Fund accounting fees	9,534
Trustee fees	486
Compliance services fees	215
Other fees	21,396
Total Gross Expenses before reductions	327,143
Expenses reduced and reimbursed by the Advisor	(280)
TOTAL NET EXPENSES	326,863
NET INVESTMENT INCOME (LOSS)	(240,881)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,265,067
Net realized gains (losses) on swap agreements	128,159
Change in net unrealized appreciation/depreciation on investment securities	(170,492)
Change in net unrealized appreciation/depreciation on swap agreements	(22,935)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,199,799
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,958,918

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 121

Statements of Changes in Net Assets

	Year Ended December 31, 2019		Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(240,881)		$(333,542)
Net realized gains (losses) on investments	3,393,226		(192,578)
Change in net unrealized appreciation/depreciation on investments	(193,427)		376,574
Change in net assets resulting from operations	2,958,918		(149,546)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(491,896)		(1,167,998)
Change in net assets resulting from distributions	(491,896)		(1,167,998)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	33,569,114		40,499,088
Distributions reinvested	491,896		1,167,998
Value of shares redeemed	(37,851,719)		(39,088,054)
Change in net assets resulting from capital transactions	(3,790,709)		2,579,032
Change in net assets	(1,323,687)		1,261,488

NET ASSETS:
Beginning of period	17,917,107		16,655,619
End of period	$16,593,420		$17,917,107

SHARE TRANSACTIONS:
Issued	761,465	(a)	931,944	(a)
Reinvested	11,504	(a)	25,239	(a)
Redeemed	(867,050	)(a)	(926,781	)(a)
Change in shares	(94,081)		30,402

(a)	As described in Note 8, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to financial statements.

122 :: ProFund VP Internet :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019(a)		Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$37.40		$37.12	$27.28	$27.49	$25.83

Investment Activities:
Net investment income (loss)(b)	(0.54)		(0.59)	(0.47)	(0.40)	(0.38)
Net realized and unrealized gains (losses) on investments	7.27		2.80	10.31	1.93	5.26
Total income (loss) from investment activities	6.73		2.21	9.84	1.53	4.88

Distributions to Shareholders From:
Net realized gains on investments	(1.03)		(1.93)	—	(1.74)	(3.22)

Net Asset Value, End of Period	$43.10		$37.40	$37.12	$27.28	$27.49

Total Return	18.03%		4.93%	36.05%	5.53%	20.35%

Ratios to Average Net Assets:
Gross expenses	1.69%		1.64%	1.64%	1.68%	1.68%
Net expenses	1.69	%(c)	1.64%	1.64%	1.68%	1.68%
Net investment income (loss)	(1.24)%		(1.39)%	(1.43)%	(1.52)%	(1.44)%

Supplemental Data:
Net assets, end of period (000's)	$16,593		$17,917	$16,656	$12,356	$20,560
Portfolio turnover rate(d)	163%		138%	116%	113%	157%

(a)	As described in Note 8, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Japan :: 123

ProFund VP Japan (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average (the "Index"). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related, dollar-denominated futures contracts traded in the United States. For the year ended December 31, 2019, the Fund had a total return of 20.00%. For the same period, the Index had a total return of 21.88%1, as measured in unhedged U.S. dollar terms, or 20.72%1 in local (Japanese yen) terms and a volatility of 13.80%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded in the First Section of the Tokyo Stock Exchange.

During the year ended December 31, 2019, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Japan	20.00%	5.94%	6.69%
Nikkei 225 Stock Average - USD	21.88%	10.50%	8.80%
Nikkei 225 Stock Average - Yen	20.72%	8.35%	10.50%

Expense Ratios**

Fund	Gross	Net
ProFund VP Japan	1.61%	1.61%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	22%
Industrials	20%
Information Technology	17%
Health Care	13%
Consumer Staples	9%
Communication Services	9%
Materials	6%
Financials	2%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to yen at the beginning of the period and to U.S. dollars at the end of the period. "Local (yen)" returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

124 :: ProFund VP Japan :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a) (95.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $8,905,664	$8,905,000	$8,905,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,905,000)		8,905,000
TOTAL INVESTMENT SECURITIES (Cost $8,905,000)—95.6%		8,905,000
Net other assets (liabilities)—4.4%		413,610
NET ASSETS—100.0%		$9,318,610

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	79	3/13/20	$9,268,675	$13,598

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 125

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$8,905,000
Repurchase agreements, at value	8,905,000
Total Investment Securities, at value	8,905,000
Cash	453
Segregated cash balances for futures contracts with brokers	417,120
Interest receivable	332
Receivable for capital shares issued	13,546
Variation margin on futures contracts	13,825
Prepaid expenses	43
TOTAL ASSETS	9,350,319

LIABILITIES:
Payable for capital shares redeemed	7,153
Advisory fees payable	6,090
Management services fees payable	812
Administration fees payable	669
Administrative services fees payable	4,157
Distribution fees payable	3,895
Transfer agency fees payable	948
Fund accounting fees payable	377
Compliance services fees payable	47
Other accrued expenses	7,561
TOTAL LIABILITIES	31,709
NET ASSETS	$9,318,610
NET ASSETS CONSIST OF:
Capital	$9,579,816
Total distributable earnings (loss)	(261,206)
NET ASSETS	$9,318,610
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	169,231
Net Asset Value (offering and redemption price per share)	$55.06

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$161,983

EXPENSES:
Advisory fees	61,781
Management services fees	8,237
Administration fees	6,982
Transfer agency fees	5,451
Administrative services fees	24,362
Distribution fees	20,594
Custody fees	1,403
Fund accounting fees	4,058
Trustee fees	203
Compliance services fees	101
Other fees	9,925
TOTAL NET EXPENSES	143,097
NET INVESTMENT INCOME (LOSS)	18,886
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	793,232
Change in net unrealized appreciation/depreciation on futures contracts	621,320
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,414,552
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,433,438

See accompanying notes to financial statements.

126 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$18,886	$9,941
Net realized gains (losses) on investments	793,232	(723,086)
Change in net unrealized appreciation/depreciation on investments	621,320	(752,991)
Change in net assets resulting from operations	1,433,438	(1,466,136)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(9,941)	—
Change in net assets resulting from distributions	(9,941)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,089,180	16,264,599
Distributions reinvested	9,941	—
Value of shares redeemed	(15,809,594)	(19,032,974)
Change in net assets resulting from capital transactions	(710,473)	(2,768,375)
Change in net assets	713,024	(4,234,511)

NET ASSETS:
Beginning of period	8,605,586	12,840,097
End of period	$9,318,610	$8,605,586

SHARE TRANSACTIONS:
Issued	292,924	314,202
Reinvested	206	—
Redeemed	(311,178)	(373,863)
Change in shares	(18,048)	(59,661)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Japan :: 127

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$45.95		$52.00		$43.90	$43.71	$41.33

Investment Activities:
Net investment income (loss)(b)	0.12		0.05		(0.41)	(0.56)	(0.76)
Net realized and unrealized gains (losses) on investments	9.06		(6.10)		8.51	0.75	3.14
Total income (loss) from investment activities	9.18		(6.05)		8.10	0.19	2.38

Distributions to Shareholders From:
Net investment income	(0.07)		—		—	—	—

Net Asset Value, End of Period	$55.06		$45.95		$52.00	$43.90	$43.71

Total Return	20.00%		(11.63	)%(c)	18.45%	0.41%	5.81%

Ratios to Average Net Assets:
Gross expenses	1.74%		1.63%		1.71%	1.69%	1.68%
Net expenses	1.74	%(d)	1.56	%(c)	1.68%	1.68%	1.68%
Net investment income (loss)	0.23%		0.09	%(c)	(0.89)%	(1.44)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$9,319		$8,606		$12,840	$11,563	$17,017
Portfolio turnover rate(e)	—		—		—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.63% and 0.02%, respectively, and the total return would have been (11.71)%.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

128 :: ProFund VP Large-Cap Growth :: Management Discussion of Fund Performance

ProFund VP Large-Cap Growth (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 28.89%. For the same period, the Index had a total return of 31.13%1 and a volatility of 12.90%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Large-Cap Growth	28.89%	11.55%	12.86%
S&P 500® Growth Index	31.13%	13.52%	14.78%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Growth	1.69%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.8%
Microsoft Corp.	8.6%
Amazon.com, Inc.	5.5%
Alphabet, Inc.	4.7%
Facebook, Inc.	3.5%

S&P 500® Growth Index – Composition

% of Index
Information Technology	36%
Consumer Discretionary	14%
Communication Services	13%
Health Care	11%
Industrials	8%
Financials	5%
Consumer Staples	5%
Real Estate	3%
Materials	3%
Energy	1%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Growth :: 129

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (100.3%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	2,121	$184,230
AbbVie, Inc. (Biotechnology)	1,622	143,612
ABIOMED, Inc.* (Health Care Equipment & Supplies)	53	9,041
Accenture PLC—Class A (IT Services)	829	174,563
Adobe, Inc.* (Software)	1,002	330,469
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,305	105,707
Agilent Technologies, Inc. (Life Sciences Tools & Services)	365	31,138
Air Products & Chemicals, Inc. (Chemicals)	456	107,155
Akamai Technologies, Inc.* (IT Services)	241	20,818
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	129	20,844
Alexion Pharmaceuticals, Inc.* (Biotechnology)	264	28,552
Align Technology, Inc.* (Health Care Equipment & Supplies)	148	41,298
Allegion PLC (Building Products)	192	23,912
Alphabet, Inc.*—Class A (Interactive Media & Services)	405	542,453
Alphabet, Inc.*—Class C (Interactive Media & Services)	619	827,615
Altria Group, Inc. (Tobacco)	1,506	75,164
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	862	1,592,837
American Express Co. (Consumer Finance)	834	103,825
American Tower Corp. (Equity Real Estate Investment Trusts)	916	210,514
American Water Works Co., Inc. (Water Utilities)	188	23,096
Ameriprise Financial, Inc. (Capital Markets)	171	28,485
AMETEK, Inc. (Electrical Equipment)	474	47,277
Amgen, Inc. (Biotechnology)	726	175,017
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	615	66,562
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	762	90,556
ANSYS, Inc.* (Software)	177	45,562
Aon PLC (Insurance)	304	63,320
Apache Corp. (Oil, Gas & Consumable Fuels)	482	12,334
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,646	2,538,899
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,911	116,647
Arconic, Inc. (Aerospace & Defense)	400	12,308
Arista Networks, Inc.* (Communications Equipment)	112	22,781
Arthur J. Gallagher & Co. (Insurance)	196	18,665
Autodesk, Inc.* (Software)	455	83,474
Automatic Data Processing, Inc. (IT Services)	555	94,628
AutoZone, Inc.* (Specialty Retail)	49	58,374
Avery Dennison Corp. (Containers & Packaging)	123	16,091
Ball Corp. (Containers & Packaging)	480	31,041
Baxter International, Inc. (Health Care Equipment & Supplies)	476	39,803
BlackRock, Inc.—Class A (Capital Markets)	125	62,838
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	87	178,675
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	131	18,060
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,701	76,919
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,667	171,195
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	822	259,769
Broadridge Financial Solutions, Inc. (IT Services)	166	20,508
Brown-Forman Corp.—Class B (Beverages)	377	25,485
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	532	9,262
Cadence Design Systems, Inc.* (Software)	580	40,229
Campbell Soup Co. (Food Products)	152	7,512
CarMax, Inc.* (Specialty Retail)	340	29,808
Caterpillar, Inc. (Machinery)	675	99,684
Cboe Global Markets, Inc. (Capital Markets)	229	27,480
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	693	42,474
CDW Corp. (Electronic Equipment, Instruments & Components)	297	42,424
Celanese Corp.—Series A (Chemicals)	251	30,903
Cerner Corp. (Health Care Technology)	409	30,017
Charter Communications, Inc.*—Class A (Media)	324	157,166
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	53	44,367
Church & Dwight Co., Inc. (Household Products)	273	19,203
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	114	5,984
Cincinnati Financial Corp. (Insurance)	145	15,247
Cintas Corp. (Commercial Services & Supplies)	174	46,820
Citrix Systems, Inc. (Software)	133	14,750
CME Group, Inc. (Capital Markets)	379	76,073
Colgate-Palmolive Co. (Household Products)	798	54,934
Comcast Corp.—Class A (Media)	5,261	236,587
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,272	147,749
Copart, Inc.* (Commercial Services & Supplies)	424	38,559
Corning, Inc. (Electronic Equipment, Instruments & Components)	747	21,745
Costco Wholesale Corp. (Food & Staples Retailing)	539	158,423
Coty, Inc.—Class A (Personal Products)	287	3,229
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	498	70,791
CSX Corp. (Road & Rail)	803	58,105
Cummins, Inc. (Machinery)	200	35,792
D.R. Horton, Inc. (Household Durables)	694	36,608
Danaher Corp. (Health Care Equipment & Supplies)	847	129,998
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	117	12,754
Deere & Co. (Machinery)	385	66,705
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	244	13,808
Discover Financial Services (Consumer Finance)	402	34,098
Dollar General Corp. (Multiline Retail)	527	82,201
Dover Corp. (Machinery)	177	20,401
Dow, Inc. (Chemicals)	1,535	84,011
Duke Realty Corp. (Equity Real Estate Investment Trusts)	448	15,532

See accompanying notes to financial statements.

130 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
eBay, Inc. (Internet & Direct Marketing Retail)	1,582	$57,126
Ecolab, Inc. (Chemicals)	264	50,949
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	432	100,781
Electronic Arts, Inc.* (Entertainment)	321	34,511
Eli Lilly & Co. (Pharmaceuticals)	962	126,436
Emerson Electric Co. (Electrical Equipment)	680	51,856
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	602	50,424
Equifax, Inc. (Professional Services)	150	21,018
Equinix, Inc. (Equity Real Estate Investment Trusts)	177	103,314
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	68	20,458
Expeditors International of Washington, Inc. (Air Freight & Logistics)	183	14,278
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	156	16,477
Facebook, Inc.*—Class A (Interactive Media & Services)	4,981	1,022,351
Fastenal Co. (Trading Companies & Distributors)	831	30,706
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	60	7,724
First Republic Bank/CA (Banks)	171	20,084
Fiserv, Inc.* (IT Services)	1,182	136,675
FleetCor Technologies, Inc.* (IT Services)	180	51,790
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	132	6,873
FMC Corp. (Chemicals)	268	26,752
Fortinet, Inc.* (Software)	295	31,494
Fortune Brands Home & Security, Inc. (Building Products)	288	18,818
Freeport-McMoRan, Inc. (Metals & Mining)	1,651	21,661
Garmin, Ltd. (Household Durables)	300	29,268
Gartner, Inc.* (IT Services)	186	28,663
Global Payments, Inc. (IT Services)	304	55,498
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	481	16,580
Hess Corp. (Oil, Gas & Consumable Fuels)	536	35,810
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	584	64,771
Hologic, Inc.* (Health Care Equipment & Supplies)	299	15,611
Honeywell International, Inc. (Industrial Conglomerates)	680	120,360
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	50	12,544
IDEX Corp. (Machinery)	90	15,480
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	178	46,481
IHS Markit, Ltd.* (Professional Services)	606	45,662
Illinois Tool Works, Inc. (Machinery)	370	66,463
Illumina, Inc.* (Life Sciences Tools & Services)	182	60,377
Incyte Corp.* (Biotechnology)	369	32,221
Ingersoll-Rand PLC (Machinery)	307	40,806
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,133	307,211
Intercontinental Exchange, Inc. (Capital Markets)	634	58,677
Intuit, Inc. (Software)	539	141,180
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	239	141,285
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	38	5,507
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	258	39,864
J.B. Hunt Transport Services, Inc. (Road & Rail)	104	12,145
Jack Henry & Associates, Inc. (IT Services)	84	12,236
Johnson & Johnson (Pharmaceuticals)	2,288	333,750
JPMorgan Chase & Co. (Banks)	3,116	434,370
Kansas City Southern Industries, Inc. (Road & Rail)	206	31,551
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	388	39,821
Kimberly-Clark Corp. (Household Products)	347	47,730
KLA Corp. (Semiconductors & Semiconductor Equipment)	325	57,905
L3Harris Technologies, Inc. (Aerospace & Defense)	457	90,427
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	300	87,720
Lamb Weston Holding, Inc. (Food Products)	165	14,195
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	398	27,478
Leggett & Platt, Inc. (Household Durables)	179	9,099
Leidos Holdings, Inc. (IT Services)	138	13,509
Linde PLC (Chemicals)	790	168,191
Live Nation Entertainment, Inc.* (Entertainment)	196	14,008
LKQ Corp.* (Distributors)	329	11,745
Lockheed Martin Corp. (Aerospace & Defense)	515	200,530
Lowe's Cos., Inc. (Specialty Retail)	1,046	125,268
MarketAxess Holdings, Inc. (Capital Markets)	79	29,950
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	563	85,304
Marsh & McLennan Cos., Inc. (Insurance)	637	70,968
Martin Marietta Materials, Inc. (Construction Materials)	129	36,074
Masco Corp. (Building Products)	588	28,218
MasterCard, Inc.—Class A (IT Services)	1,839	549,106
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	246	15,131
McCormick & Co., Inc. (Food Products)	130	22,065
McDonald's Corp. (Hotels, Restaurants & Leisure)	687	135,758
Merck & Co., Inc. (Pharmaceuticals)	2,898	263,572
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	33	26,178
MGM Resorts International (Hotels, Restaurants & Leisure)	649	21,592
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	494	51,732
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,291	123,210
Microsoft Corp. (Software)	15,791	2,490,240
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	106	13,977
Monster Beverage Corp.* (Beverages)	528	33,554
Moody's Corp. (Capital Markets)	335	79,532
Motorola Solutions, Inc. (Communications Equipment)	354	57,043
MSCI, Inc.—Class A (Capital Markets)	176	45,440
Nasdaq, Inc. (Capital Markets)	112	11,995
National Oilwell Varco, Inc. (Energy Equipment & Services)	247	6,187
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	217	13,508
Netflix, Inc.* (Entertainment)	906	293,154
NextEra Energy, Inc. (Electric Utilities)	536	129,797
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,728	175,064

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 131

Common Stocks, continued

	Shares	Value
Norfolk Southern Corp. (Road & Rail)	292	$56,686
Northrop Grumman Corp. (Aerospace & Defense)	323	111,102
Nortonlifelock, Inc. (Software)	734	18,732
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	520	20,670
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,268	298,361
NVR, Inc.* (Household Durables)	7	26,659
Old Dominion Freight Line, Inc. (Road & Rail)	133	25,241
Oracle Corp. (Software)	2,692	142,622
O'Reilly Automotive, Inc.* (Specialty Retail)	157	68,807
PACCAR, Inc. (Machinery)	716	56,636
Parker-Hannifin Corp. (Machinery)	146	30,050
Paychex, Inc. (IT Services)	442	37,597
PayPal Holdings, Inc.* (IT Services)	2,430	262,852
PepsiCo, Inc. (Beverages)	1,385	189,289
PerkinElmer, Inc. (Life Sciences Tools & Services)	131	12,720
Philip Morris International, Inc. (Tobacco)	1,417	120,573
Phillips 66 (Oil, Gas & Consumable Fuels)	460	51,249
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	212	32,090
PPG Industries, Inc. (Chemicals)	250	33,373
Prologis, Inc. (Equity Real Estate Investment Trusts)	744	66,320
Public Storage (Equity Real Estate Investment Trusts)	137	29,176
PulteGroup, Inc. (Household Durables)	527	20,448
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	240	27,895
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,363	208,487
Quanta Services, Inc. (Construction & Engineering)	132	5,374
Raytheon Co. (Aerospace & Defense)	346	76,030
Realty Income Corp. (Equity Real Estate Investment Trusts)	304	22,384
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	110	41,303
Republic Services, Inc.—Class A (Commercial Services & Supplies)	200	17,926
ResMed, Inc. (Health Care Equipment & Supplies)	297	46,026
Rockwell Automation, Inc. (Electrical Equipment)	137	27,766
Rollins, Inc. (Commercial Services & Supplies)	137	4,543
Roper Technologies, Inc. (Industrial Conglomerates)	215	76,159
Ross Stores, Inc. (Specialty Retail)	749	87,199
S&P Global, Inc. (Capital Markets)	506	138,162
Salesforce.com, Inc.* (Software)	1,837	298,770
SBA Communications Corp. (Equity Real Estate Investment Trusts)	233	56,151
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	286	17,017
Sempra Energy (Multi-Utilities)	262	39,688
ServiceNow, Inc.* (Software)	390	110,105
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	254	37,836
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	205	24,780
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,445	214,965
STERIS PLC (Health Care Equipment & Supplies)	95	14,480
Stryker Corp. (Health Care Equipment & Supplies)	440	92,374
SVB Financial Group* (Banks)	68	17,071
Synchrony Financial (Consumer Finance)	1,231	44,328
Synopsys, Inc.* (Software)	310	43,152
Sysco Corp. (Food & Staples Retailing)	476	40,717
T. Rowe Price Group, Inc. (Capital Markets)	358	43,619
Take-Two Interactive Software, Inc.* (Entertainment)	234	28,649
Target Corp. (Multiline Retail)	672	86,158
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	347	33,256
Teleflex, Inc. (Health Care Equipment & Supplies)	96	36,138
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,201	154,076
The Boeing Co. (Aerospace & Defense)	487	158,644
The Charles Schwab Corp. (Capital Markets)	1,726	82,089
The Coca-Cola Co. (Beverages)	3,192	176,677
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	58	18,635
The Estee Lauder Cos Inc/The—Class A (Personal Products)	460	95,008
The Hershey Co. (Food Products)	206	30,277
The Home Depot, Inc. (Specialty Retail)	1,602	349,844
The Procter & Gamble Co. (Household Products)	2,994	373,951
The Progressive Corp. (Insurance)	738	53,424
The Sherwin-Williams Co. (Chemicals)	171	99,785
The TJX Cos., Inc. (Specialty Retail)	2,509	153,199
The Walt Disney Co. (Entertainment)	2,275	329,033
The Western Union Co. (IT Services)	867	23,218
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	831	269,966
Tiffany & Co. (Specialty Retail)	224	29,938
Tractor Supply Co. (Specialty Retail)	120	11,213
TransDigm Group, Inc. (Aerospace & Defense)	103	57,680
Tyson Foods, Inc.—Class A (Food Products)	294	26,766
UDR, Inc. (Equity Real Estate Investment Trusts)	285	13,310
Ulta Beauty, Inc.* (Specialty Retail)	64	16,201
Union Pacific Corp. (Road & Rail)	890	160,903
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	652	76,323
United Rentals, Inc.* (Trading Companies & Distributors)	156	26,016
United Technologies Corp. (Aerospace & Defense)	889	133,137
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	103	14,627
VeriSign, Inc.* (IT Services)	113	21,773
Verisk Analytics, Inc.—Class A (Professional Services)	234	34,946
Vertex Pharmaceuticals, Inc.* (Biotechnology)	532	116,481
VF Corp. (Textiles, Apparel & Luxury Goods)	359	35,778
Visa, Inc.—Class A (IT Services)	3,544	665,917
Vulcan Materials Co. (Construction Materials)	274	39,453
Waste Management, Inc. (Commercial Services & Supplies)	470	53,561
Waters Corp.* (Life Sciences Tools & Services)	84	19,627
WellCare Health Plans, Inc.* (Health Care Providers & Services)	104	34,342
Willis Towers Watson PLC (Insurance)	128	25,848

See accompanying notes to financial statements.

132 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	201	$27,913
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	384	14,158
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	323	31,580
Xylem, Inc (Machinery)	219	17,255
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	626	63,057
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	112	28,609
Zoetis, Inc. (Pharmaceuticals)	985	130,365
TOTAL COMMON STOCKS (Cost $15,354,615)		29,040,815
TOTAL INVESTMENT SECURITIES (Cost $15,354,615)—100.3%		29,040,815
Net other assets (liabilities)—(0.3)%		(100,071)
NET ASSETS—100.0%		$28,940,744

*	Non-income producing security.

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$852,402	2.9%
Air Freight & Logistics	90,601	0.3%
Banks	471,525	1.6%
Beverages	425,005	1.5%
Biotechnology	537,186	1.9%
Building Products	70,948	0.2%
Capital Markets	684,340	2.4%
Chemicals	601,119	2.0%
Commercial Services & Supplies	161,409	0.6%
Communications Equipment	79,824	0.3%
Construction & Engineering	5,374	NM
Construction Materials	75,527	0.3%
Consumer Finance	182,251	0.6%
Containers & Packaging	47,132	0.2%
Distributors	11,745	NM
Electric Utilities	129,797	0.4%
Electrical Equipment	126,899	0.4%
Electronic Equipment, Instruments & Components	244,797	0.8%
Energy Equipment & Services	6,187	NM
Entertainment	699,355	2.4%
Equity Real Estate Investment Trusts	739,448	2.6%
Food & Staples Retailing	199,140	0.7%
Food Products	100,815	0.3%
Health Care Equipment & Supplies	1,021,535	3.5%
Health Care Providers & Services	34,342	0.1%
Health Care Technology	30,017	0.1%
Hotels, Restaurants & Leisure	697,959	2.4%
Household Durables	122,082	0.4%
Household Products	495,818	1.7%
Independent Power and Renewable Electricity Producers	20,670	0.1%
Industrial Conglomerates	196,519	0.7%
Insurance	247,472	0.9%
Interactive Media & Services	2,392,419	8.2%
Internet & Direct Marketing Retail	1,828,638	6.4%
IT Services	2,169,351	7.5%
Life Sciences Tools & Services	459,870	1.6%
Machinery	449,272	1.6%
Media	393,753	1.4%
Metals & Mining	21,661	0.1%
Multiline Retail	168,359	0.6%
Multi-Utilities	39,688	0.1%
Oil, Gas & Consumable Fuels	344,902	1.2%
Personal Products	98,237	0.3%
Pharmaceuticals	1,025,318	3.5%
Professional Services	101,626	0.4%
Real Estate Management & Development	42,474	0.1%
Road & Rail	344,631	1.2%
Semiconductors & Semiconductor Equipment	1,960,767	6.8%
Software	3,790,779	13.2%
Specialty Retail	929,851	3.2%
Technology Hardware, Storage & Peripherals	2,583,582	8.9%
Textiles, Apparel & Luxury Goods	210,842	0.7%
Tobacco	195,737	0.7%
Trading Companies & Distributors	56,722	0.2%
Water Utilities	23,096	0.1%
Other**	(100,071)	(0.3)%
Total	$28,940,744	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 133

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$15,354,615
Securities, at value	29,040,815
Total Investment Securities, at value	29,040,815
Dividends receivable	22,167
Prepaid expenses	1,800
TOTAL ASSETS	29,064,782

LIABILITIES:
Payable for capital shares redeemed	28,010
Cash overdraft	35,410
Advisory fees payable	16,940
Management services fees payable	2,259
Administration fees payable	1,886
Administrative services fees payable	9,744
Distribution fees payable	9,280
Trustee fees payable	9
Transfer agency fees payable	2,755
Fund accounting fees payable	1,144
Compliance services fees payable	143
Other accrued expenses	16,458
TOTAL LIABILITIES	124,038
NET ASSETS	$28,940,744
NET ASSETS CONSIST OF:
Capital	$13,320,580
Total distributable earnings (loss)	15,620,164
NET ASSETS	$28,940,744
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	449,757
Net Asset Value (offering and redemption price per share)	$64.35

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$404,896
Interest	1,034
Income from securities lending	1,160
TOTAL INVESTMENT INCOME	407,090

EXPENSES:
Advisory fees	198,515
Management services fees	26,468
Administration fees	22,598
Transfer agency fees	17,252
Administrative services fees	78,412
Distribution fees	66,172
Custody fees	4,618
Fund accounting fees	13,810
Trustee fees	641
Compliance services fees	315
Other fees	29,372
Total Gross Expenses before reductions	458,173
Expenses reduced and reimbursed by the Advisor	(12,949)
TOTAL NET EXPENSES	445,224
NET INVESTMENT INCOME (LOSS)	(38,134)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,419,160
Change in net unrealized appreciation/depreciation on investment securities	3,035,979
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,455,139
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,417,005

See accompanying notes to financial statements.

134 :: ProFund VP Large-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(38,134)	$(100,802)
Net realized gains (losses) on investments	3,419,160	5,853,659
Change in net unrealized appreciation/depreciation on investments	3,035,979	(6,404,102)
Change in net assets resulting from operations	6,417,005	(651,245)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(6,298,722)	(1,437,998)
Change in net assets resulting from distributions	(6,298,722)	(1,437,998)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	35,112,167	47,783,214
Distributions reinvested	6,298,722	1,437,998
Value of shares redeemed	(37,409,678)	(56,708,447)
Change in net assets resulting from capital transactions	4,001,211	(7,487,235)
Change in net assets	4,119,494	(9,576,478)

NET ASSETS:
Beginning of period	24,821,250	34,397,728
End of period	$28,940,744	$24,821,250

SHARE TRANSACTIONS:
Issued	522,577	666,357
Reinvested	107,579	19,950
Redeemed	(562,150)	(801,492)
Change in shares	68,006	(115,185)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 135

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$65.02	$69.22	$57.48	$59.38	$57.23

Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.22)	(0.04)	(0.06)	0.03
Net realized and unrealized gains (losses) on investments	17.13	(0.74)	14.41	3.07	2.12
Total income (loss) from investment activities	17.03	(0.96)	14.37	3.01	2.15

Distributions to Shareholders From:
Net investment income	—	—	—	(0.03)	—
Net realized gains on investments	(17.70)	(3.24)	(2.63)	(4.88)	—
Total distributions	(17.70)	(3.24)	(2.63)	(4.91)	—

Net Asset Value, End of Period	$64.35	$65.02	$69.22	$57.48	$59.38

Total Return	28.89%	(1.86)%	25.29%	5.01%	3.76%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.69%	1.68%	1.68%	1.68%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.14)%	(0.30)%	(0.07)%	(0.10)%	0.05%

Supplemental Data:
Net assets, end of period (000's)	$28,941	$24,821	$34,398	$26,012	$35,086
Portfolio turnover rate(b)	136%	149%	154%	150%	141%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

136 :: ProFund VP Large-Cap Value :: Management Discussion of Fund Performance

ProFund VP Large-Cap Value (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 29.77%. For the same period, the Index had a total return of 31.93%1 and a volatility of 12.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Large-Cap Value	29.77%	7.67%	10.32%
S&P 500® Value Index	31.93%	9.52%	12.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Value	1.72%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.5%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Bank of America Corp.	2.3%
UnitedHealth Group, Inc.	2.2%

S&P 500® Value Index – Composition

% of Index
Financials	22%
Health Care	18%
Industrials	10%
Consumer Staples	9%
Energy	8%
Information Technology	8%
Communication Services	8%
Utilities	6%
Consumer Discretionary	5%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Value :: 137

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (100.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,015	$179,066
A.O. Smith Corp. (Building Products)	240	11,434
Abbott Laboratories (Health Care Equipment & Supplies)	1,310	113,787
AbbVie, Inc. (Biotechnology)	1,226	108,550
ABIOMED, Inc.* (Health Care Equipment & Supplies)	35	5,971
Accenture PLC—Class A (IT Services)	414	87,176
Activision Blizzard, Inc. (Entertainment)	1,355	80,514
Advance Auto Parts, Inc. (Specialty Retail)	122	19,540
Aflac, Inc. (Insurance)	1,294	68,453
Agilent Technologies, Inc. (Life Sciences Tools & Services)	234	19,963
Akamai Technologies, Inc.* (IT Services)	80	6,910
Alaska Air Group, Inc. (Airlines)	217	14,702
Albemarle Corp. (Chemicals)	187	13,658
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	94	15,189
Alexion Pharmaceuticals, Inc.* (Biotechnology)	165	17,845
Allergan PLC (Pharmaceuticals)	578	110,496
Alliance Data Systems Corp. (IT Services)	72	8,078
Alliant Energy Corp. (Electric Utilities)	423	23,147
Altria Group, Inc. (Tobacco)	2,009	100,269
Amcor PLC (Containers & Packaging)	2,857	30,970
Ameren Corp. (Multi-Utilities)	434	33,331
American Airlines Group, Inc. (Airlines)	687	19,703
American Electric Power Co., Inc. (Electric Utilities)	871	82,318
American Express Co. (Consumer Finance)	475	59,133
American International Group, Inc. (Insurance)	1,534	78,740
American Water Works Co., Inc. (Water Utilities)	160	19,656
Ameriprise Financial, Inc. (Capital Markets)	78	12,993
AmerisourceBergen Corp. (Health Care Providers & Services)	266	22,615
Amgen, Inc. (Biotechnology)	430	103,660
Anthem, Inc. (Health Care Providers & Services)	447	135,008
Aon PLC (Insurance)	153	31,868
Apache Corp. (Oil, Gas & Consumable Fuels)	252	6,449
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	263	13,584
Aptiv PLC (Auto Components)	450	42,736
Archer-Daniels-Midland Co. (Food Products)	983	45,562
Arconic, Inc. (Aerospace & Defense)	340	10,462
Arthur J. Gallagher & Co. (Insurance)	162	15,427
Assurant, Inc. (Insurance)	108	14,157
AT&T, Inc. (Diversified Telecommunication Services)	12,885	503,545
Atmos Energy Corp. (Gas Utilities)	211	23,602
Automatic Data Processing, Inc. (IT Services)	289	49,275
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	246	51,586
Avery Dennison Corp. (Containers & Packaging)	43	5,625
Baker Hughes Co.—Class A (Energy Equipment & Services)	1,145	29,346
Ball Corp. (Containers & Packaging)	168	10,865
Bank of America Corp. (Banks)	14,280	502,941
Baxter International, Inc. (Health Care Equipment & Supplies)	497	41,559
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	477	129,730
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,450	781,425
Best Buy Co., Inc. (Specialty Retail)	402	35,296
Biogen, Inc.* (Biotechnology)	318	94,360
BlackRock, Inc.—Class A (Capital Markets)	103	51,778
BorgWarner, Inc. (Auto Components)	365	15,834
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	143	19,714
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,009	45,627
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,861	119,458
Broadridge Financial Solutions, Inc. (IT Services)	61	7,536
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	238	18,612
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	264	4,596
Campbell Soup Co. (Food Products)	168	8,303
Capital One Financial Corp. (Consumer Finance)	821	84,489
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	267	10,186
Cardinal Health, Inc. (Health Care Providers & Services)	515	26,049
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	707	35,937
Caterpillar, Inc. (Machinery)	400	59,072
Centene Corp.* (Health Care Providers & Services)	729	45,832
CenterPoint Energy, Inc. (Multi-Utilities)	886	24,161
CenturyLink, Inc. (Diversified Telecommunication Services)	1,728	22,827
Cerner Corp. (Health Care Technology)	206	15,118
CF Industries Holdings, Inc. (Chemicals)	383	18,284
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,335	401,901
Chubb, Ltd. (Insurance)	799	124,373
Church & Dwight Co., Inc. (Household Products)	200	14,068
Cigna Corp. (Health Care Providers & Services)	659	134,759
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	81	4,252
Cincinnati Financial Corp. (Insurance)	146	15,352
Cisco Systems, Inc. (Communications Equipment)	7,483	358,885
Citigroup, Inc. (Banks)	3,851	307,656
Citizens Financial Group, Inc. (Banks)	767	31,148
Citrix Systems, Inc. (Software)	104	11,534
CME Group, Inc. (Capital Markets)	310	62,223
CMS Energy Corp. (Multi-Utilities)	501	31,483
Cognizant Technology Solutions Corp. (IT Services)	966	59,911
Colgate-Palmolive Co. (Household Products)	831	57,206
Comcast Corp.—Class A (Media)	3,524	158,475
Comerica, Inc. (Banks)	254	18,225
Conagra Brands, Inc. (Food Products)	857	29,344
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	353	30,912
Consolidated Edison, Inc. (Multi-Utilities)	587	53,106

See accompanying notes to financial statements.

138 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares		Value
Constellation Brands, Inc.—Class A(Beverages)	295		$55,976
Corning, Inc. (Electronic Equipment, Instruments & Components)	719		20,930
Corteva, Inc. (Chemicals)	1,320		39,019
Costco Wholesale Corp. (Food & Staples Retailing)	319		93,760
Coty, Inc.—Class A (Personal Products)	272		3,060
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	309		43,924
CSX Corp. (Road & Rail)	685		49,567
Cummins, Inc. (Machinery)	101		18,075
CVS Health Corp. (Health Care Providers & Services)	2,295		170,497
Danaher Corp. (Health Care Equipment & Supplies)	406		62,313
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	116		12,645
DaVita, Inc.* (Health Care Providers & Services)	159		11,930
Deere & Co. (Machinery)	227		39,330
Delta Air Lines, Inc. (Airlines)	1,016		59,416
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	184		10,413
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	682		17,712
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	283		26,279
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	369		44,184
Discover Financial Services (Consumer Finance)	211		17,897
Discovery Communications, Inc.*—Class A (Media)	279		9,134
Discovery, Inc.*—Class C (Media)	591		18,020
Dish Network Corp.*—Class A (Media)	449		15,926
Dollar Tree, Inc.* (Multiline Retail)	418		39,313
Dominion Energy, Inc. (Multi-Utilities)	1,452		120,254
Dover Corp. (Machinery)	106		12,218
DTE Energy Co. (Multi-Utilities)	339		44,026
Duke Energy Corp. (Electric Utilities)	1,286		117,296
Duke Realty Corp. (Equity Real Estate Investment Trusts)	265		9,188
DuPont de Nemours, Inc. (Chemicals)	1,307		83,910
DXC Technology Co. (IT Services)	452		16,991
E*TRADE Financial Corp. (Capital Markets)	399		18,103
Eastman Chemical Co. (Chemicals)	240		19,022
Eaton Corp. PLC (Electrical Equipment)	728		68,955
Ecolab, Inc. (Chemicals)	216		41,686
Edison International (Electric Utilities)	634		47,810
Electronic Arts, Inc.* (Entertainment)	242		26,017
Eli Lilly & Co. (Pharmaceuticals)	671		88,190
Emerson Electric Co. (Electrical Equipment)	495		37,749
Entergy Corp. (Electric Utilities)	350		41,930
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	512		42,885
Equifax, Inc. (Professional Services)	85		11,910
Equity Residential (Equity Real Estate Investment Trusts)	616		49,847
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	58		17,450
Everest Re Group, Ltd. (Insurance)	72		19,932
Evergy, Inc. (Electric Utilities)	402		26,166
Eversource Energy (Electric Utilities)	572		48,660
Exelon Corp. (Electric Utilities)	1,714		78,141
Expedia Group, Inc. (Internet & Direct Marketing Retail)	246		26,602
Expeditors International of Washington, Inc. (Air Freight & Logistics)	145		11,313
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	97		10,245
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,464		520,837
F5 Networks, Inc.* (Communications Equipment)	108		15,082
Fastenal Co. (Trading Companies & Distributors)	302		11,159
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	72		9,269
FedEx Corp. (Air Freight & Logistics)	423		63,962
Fidelity National Information Services, Inc. (IT Services)	1,086		151,052
Fifth Third Bancorp (Banks)	1,251		38,456
First Horizon National Corp. (Banks)	—	(a)	8
First Republic Bank/CA (Banks)	151		17,735
FirstEnergy Corp. (Electric Utilities)	954		46,364
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	123		6,405
Flowserve Corp. (Machinery)	231		11,497
Ford Motor Co. (Automobiles)	6,865		63,845
Fortive Corp. (Machinery)	521		39,799
Fox Corp.—Class A (Media)	625		23,169
Fox Corp.—Class B (Media)	286		10,410
Franklin Resources, Inc. (Capital Markets)	491		12,756
Freeport-McMoRan, Inc. (Metals & Mining)	1,149		15,075
General Dynamics Corp. (Aerospace & Defense)	413		72,833
General Electric Co. (Industrial Conglomerates)	15,403		171,897
General Mills, Inc. (Food Products)	1,066		57,095
General Motors Co. (Automobiles)	2,218		81,179
Genuine Parts Co. (Distributors)	257		27,301
Gilead Sciences, Inc. (Biotechnology)	2,231		144,970
Global Payments, Inc. (IT Services)	270		49,291
Globe Life, Inc. (Insurance)	176		18,524
H & R Block, Inc. (Diversified Consumer Services)	344		8,077
Halliburton Co. (Energy Equipment & Services)	1,548		37,880
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	637		9,459
Harley-Davidson, Inc. (Automobiles)	271		10,078
Hartford Financial Services Group, Inc. (Insurance)	637		38,710
Hasbro, Inc. (Leisure Products)	224		23,657
HCA Healthcare, Inc. (Health Care Providers & Services)	467		69,027
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	462		15,925
Helmerich & Payne, Inc. (Energy Equipment & Services)	191		8,677
Henry Schein, Inc.* (Health Care Providers & Services)	259		17,280
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,281		36,177
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	263		13,337
Hologic, Inc.* (Health Care Equipment & Supplies)	216		11,277
Honeywell International, Inc. (Industrial Conglomerates)	680		120,360
Hormel Foods Corp. (Food Products)	492		22,194

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 139

Common Stocks, continued

	Shares		Value
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,262		$23,410
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,612		53,677
Humana, Inc. (Health Care Providers & Services)	233		85,399
Huntington Bancshares, Inc. (Banks)	1,819		27,431
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	31		7,777
IDEX Corp. (Machinery)	58		9,976
IHS Markit, Ltd.* (Professional Services)	191		14,392
Illinois Tool Works, Inc. (Machinery)	202		36,285
Illumina, Inc.* (Life Sciences Tools & Services)	105		34,833
Ingersoll-Rand PLC (Machinery)	161		21,400
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,301		197,564
Intercontinental Exchange, Inc. (Capital Markets)	442		40,907
International Business Machines Corp. (IT Services)	1,562		209,370
International Flavors & Fragrances, Inc.(b) (Chemicals)	189		24,385
International Paper Co. (Containers & Packaging)	691		31,821
Invesco, Ltd. (Capital Markets)	655		11,777
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	32		4,637
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	100		15,451
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	505		16,094
J.B. Hunt Transport Services, Inc. (Road & Rail)	62		7,240
Jack Henry & Associates, Inc. (IT Services)	65		9,469
Jacobs Engineering Group, Inc. (Construction & Engineering)	239		21,470
Johnson & Johnson (Pharmaceuticals)	2,694		392,974
Johnson Controls International PLC (Building Products)	1,361		55,406
JPMorgan Chase & Co. (Banks)	2,877		401,053
Juniper Networks, Inc. (Communications Equipment)	589		14,507
Kellogg Co. (Food Products)	440		30,430
KeyCorp (Banks)	1,736		35,137
Kimberly-Clark Corp. (Household Products)	309		42,503
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	743		15,388
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,435		72,719
Kohl's Corp. (Multiline Retail)	275		14,011
L Brands, Inc. (Specialty Retail)	408		7,393
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	172		29,097
Lamb Weston Holding, Inc. (Food Products)	115		9,893
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	257		17,743
Leggett & Platt, Inc. (Household Durables)	78		3,965
Leidos Holdings, Inc. (IT Services)	116		11,355
Lennar Corp.—Class A (Household Durables)	494		27,560
Lincoln National Corp. (Insurance)	348		20,535
Linde PLC (Chemicals)	274		58,335
Live Nation Entertainment, Inc.* (Entertainment)	82		5,861
LKQ Corp.* (Distributors)	260		9,282
Loews Corp. (Insurance)	451		23,673
Lowe's Cos., Inc. (Specialty Retail)	459		54,970
LyondellBasell Industries N.V.—Class A (Chemicals)	452		42,705
M&T Bank Corp. (Banks)	232		39,382
Macy's, Inc. (Multiline Retail)	542		9,214
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,409		19,134
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,146		69,047
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	—	(a)	47
Marsh & McLennan Cos., Inc. (Insurance)	346		38,548
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	268		16,485
McCormick & Co., Inc. (Food Products)	108		18,331
McDonald's Corp. (Hotels, Restaurants & Leisure)	743		146,824
McKesson Corp. (Health Care Providers & Services)	317		43,847
Medtronic PLC (Health Care Equipment & Supplies)	2,365		268,308
Merck & Co., Inc. (Pharmaceuticals)	2,020		183,719
MetLife, Inc. (Insurance)	1,379		70,288
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	16		12,692
MGM Resorts International (Hotels, Restaurants & Leisure)	354		11,778
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	112		14,768
Mohawk Industries, Inc.* (Household Durables)	106		14,456
Molson Coors Beverage Co.—Class B (Beverages)	332		17,895
Mondelez International, Inc.—Class A (Food Products)	2,539		139,848
Monster Beverage Corp.* (Beverages)	222		14,108
Morgan Stanley (Capital Markets)	2,171		110,982
Mylan N.V.* (Pharmaceuticals)	909		18,271
Nasdaq, Inc. (Capital Markets)	108		11,567
National Oilwell Varco, Inc. (Energy Equipment & Services)	468		11,723
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	217		13,508
Newell Brands, Inc. (Household Durables)	671		12,897
Newmont Goldcorp Corp. (Metals & Mining)	1,447		62,872
News Corp.—Class A (Media)	682		9,643
News Corp.—Class B (Media)	212		3,076
NextEra Energy, Inc. (Electric Utilities)	406		98,317
Nielsen Holdings PLC (Professional Services)	626		12,708
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	725		73,449
NiSource, Inc. (Multi-Utilities)	658		18,319
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	841		20,890
Nordstrom, Inc. (Multiline Retail)	189		7,736
Norfolk Southern Corp. (Road & Rail)	212		41,156
Northern Trust Corp. (Capital Markets)	374		39,734
Nortonlifelock, Inc. (Software)	384		9,800
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	375		21,904
Nucor Corp. (Metals & Mining)	536		30,166
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,575		64,906
Omnicom Group, Inc. (Media)	384		31,112
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	728		55,088
Oracle Corp. (Software)	1,529		81,006

See accompanying notes to financial statements.

140 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Packaging Corp. of America (Containers & Packaging)	168	$18,814
Parker-Hannifin Corp. (Machinery)	103	21,199
Paychex, Inc. (IT Services)	185	15,736
Pentair PLC (Machinery)	296	13,578
People's United Financial, Inc. (Banks)	781	13,199
PepsiCo, Inc. (Beverages)	1,278	174,664
PerkinElmer, Inc. (Life Sciences Tools & Services)	84	8,156
Perrigo Co. PLC (Pharmaceuticals)	240	12,398
Pfizer, Inc. (Pharmaceuticals)	9,762	382,475
Philip Morris International, Inc. (Tobacco)	1,538	130,869
Phillips 66 (Oil, Gas & Consumable Fuels)	391	43,561
Pinnacle West Capital Corp. (Electric Utilities)	199	17,896
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	112	16,953
PPG Industries, Inc. (Chemicals)	205	27,365
PPL Corp. (Electric Utilities)	1,276	45,783
Principal Financial Group, Inc. (Insurance)	455	25,025
Prologis, Inc. (Equity Real Estate Investment Trusts)	480	42,787
Prudential Financial, Inc. (Insurance)	709	66,462
Public Service Enterprise Group, Inc. (Multi-Utilities)	892	52,673
Public Storage (Equity Real Estate Investment Trusts)	148	31,518
PVH Corp. (Textiles, Apparel & Luxury Goods)	131	13,775
Quanta Services, Inc. (Construction & Engineering)	137	5,577
Quest Diagnostics, Inc. (Health Care Providers & Services)	237	25,309
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	89	10,433
Raymond James Financial, Inc. (Capital Markets)	217	19,413
Raytheon Co. (Aerospace & Defense)	197	43,289
Realty Income Corp. (Equity Real Estate Investment Trusts)	316	23,267
Regency Centers Corp. (Equity Real Estate Investment Trusts)	295	18,612
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	46	17,272
Regions Financial Corp. (Banks)	1,699	29,155
Republic Services, Inc.—Class A (Commercial Services & Supplies)	201	18,016
Robert Half International, Inc. (Professional Services)	208	13,135
Rockwell Automation, Inc. (Electrical Equipment)	89	18,038
Rollins, Inc. (Commercial Services & Supplies)	130	4,311
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	303	40,454
Schlumberger, Ltd. (Energy Equipment & Services)	2,442	98,169
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	164	9,758
Sealed Air Corp. (Containers & Packaging)	271	10,794
Sempra Energy (Multi-Utilities)	273	41,354
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	324	48,263
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	126	15,231
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	145	13,323
Snap-on, Inc. (Machinery)	98	16,601
Southwest Airlines Co. (Airlines)	834	45,019
Stanley Black & Decker, Inc. (Machinery)	268	44,418
State Street Corp. (Capital Markets)	643	50,861
STERIS PLC (Health Care Equipment & Supplies)	69	10,517
Stryker Corp. (Health Care Equipment & Supplies)	193	40,518
SVB Financial Group* (Banks)	34	8,535
Sysco Corp. (Food & Staples Retailing)	495	42,342
T. Rowe Price Group, Inc. (Capital Markets)	108	13,159
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	486	13,107
Target Corp. (Multiline Retail)	321	41,155
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	295	28,273
TechnipFMC PLC (Energy Equipment & Services)	739	15,844
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	627	80,438
Textron, Inc. (Aerospace & Defense)	402	17,929
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,168	23,243
The Allstate Corp. (Insurance)	573	64,434
The Bank of New York Mellon Corp. (Capital Markets)	1,481	74,539
The Boeing Co. (Aerospace & Defense)	528	172,001
The Charles Schwab Corp. (Capital Markets)	545	25,920
The Clorox Co. (Household Products)	221	33,932
The Coca-Cola Co. (Beverages)	4,081	225,884
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	38	12,209
The Gap, Inc. (Specialty Retail)	374	6,612
The Goldman Sachs Group, Inc. (Capital Markets)	562	129,220
The Hershey Co. (Food Products)	87	12,787
The Home Depot, Inc. (Specialty Retail)	558	121,856
The Interpublic Group of Cos., Inc. (Media)	683	15,777
The JM Smucker Co.—Class A (Food Products)	202	21,034
The Kraft Heinz Co. (Food Products)	1,099	35,311
The Kroger Co. (Food & Staples Retailing)	1,413	40,963
The Mosaic Co. (Chemicals)	616	13,330
The PNC Financial Services Group, Inc (Banks)	773	123,394
The Procter & Gamble Co. (Household Products)	1,848	230,816
The Progressive Corp. (Insurance)	403	29,173
The Southern Co. (Electric Utilities)	1,850	117,846
The Travelers Cos., Inc. (Insurance)	455	62,312
The Walt Disney Co. (Entertainment)	1,239	179,197
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,137	50,690
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	559	43,837
Tractor Supply Co. (Specialty Retail)	107	9,998
Truist Financial Corp. (Banks)	2,366	133,253
Twitter, Inc.* (Interactive Media & Services)	1,371	43,941
Tyson Foods, Inc.—Class A (Food Products)	270	24,581
U.S. Bancorp (Banks)	2,506	148,581
UDR, Inc. (Equity Real Estate Investment Trusts)	273	12,749
Ulta Beauty, Inc.* (Specialty Retail)	45	11,391
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	331	7,150
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	342	6,560
Union Pacific Corp. (Road & Rail)	466	84,248

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 141

Common Stocks, continued

	Shares	Value
United Airlines Holdings , Inc.* (Airlines)	383	$33,738
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	679	79,483
United Technologies Corp. (Aerospace & Defense)	672	100,639
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,671	491,242
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	142	20,371
Unum Group (Insurance)	362	10,556
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	724	67,803
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	72	10,225
Ventas, Inc. (Equity Real Estate Investment Trusts)	658	37,993
VeriSign, Inc.* (IT Services)	87	16,763
Verisk Analytics, Inc.—Class A (Professional Services)	90	13,441
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,297	448,036
VF Corp. (Textiles, Apparel & Luxury Goods)	271	27,008
ViacomCBS, Inc.—Class B (Media)	954	40,039
Vornado Realty Trust (Equity Real Estate Investment Trusts)	278	18,487
W.R. Berkley Corp. (Insurance)	257	17,759
W.W. Grainger, Inc. (Trading Companies & Distributors)	77	26,066
Wabtec Corp. (Machinery)	321	24,974
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,324	78,063
Walmart, Inc. (Food & Staples Retailing)	2,502	297,338
Waste Management, Inc. (Commercial Services & Supplies)	288	32,820
Waters Corp.* (Life Sciences Tools & Services)	43	10,047
WEC Energy Group, Inc. (Multi-Utilities)	557	51,372
Wells Fargo & Co. (Banks)	6,789	365,248
Welltower, Inc. (Equity Real Estate Investment Trusts)	716	58,553
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	524	33,258
WestRock Co. (Containers & Packaging)	455	19,524
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,315	39,713
Whirlpool Corp. (Household Durables)	112	16,523
Willis Towers Watson PLC (Insurance)	117	23,627
Xcel Energy, Inc. (Electric Utilities)	926	58,792
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	169	16,523
Xylem, Inc (Machinery)	130	10,243
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	363	54,334
Zions Bancorp NA (Banks)	300	15,576
TOTAL COMMON STOCKS (Cost $16,629,409)		22,210,932

Repurchase Agreements(c)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.42%, dated 12/31/19, due 1/2/20, total to be received $11,001	$11,000	$11,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,000)		11,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(d)	15,152	$15,152
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(d)	5,255	5,255
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(d)	1,693	1,693
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $22,100)		22,100
TOTAL INVESTMENT SECURITIES (Cost $16,662,509)—100.2%		22,244,032
Net other assets (liabilities)—(0.2)%		(42,105)
NET ASSETS—100.0%		$22,201,927

*	Non-income producing security.
(a)	Number of shares is less than 0.50.
(b)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $21,933.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

See accompanying notes to financial statements.

142 :: ProFund VP Large-Cap Value :: Financial Statements

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$424,930	1.9%
Air Freight & Logistics	173,370	0.8%
Airlines	172,578	0.8%
Auto Components	58,570	0.3%
Automobiles	155,102	0.7%
Banks	2,256,113	10.2%
Beverages	488,527	2.2%
Biotechnology	486,657	2.2%
Building Products	66,840	0.3%
Capital Markets	685,932	3.1%
Chemicals	381,699	1.7%
Commercial Services & Supplies	55,147	0.2%
Communications Equipment	388,474	1.7%
Construction & Engineering	27,047	0.1%
Consumer Finance	161,519	0.7%
Containers & Packaging	128,413	0.6%
Distributors	36,583	0.2%
Diversified Consumer Services	8,077	NM
Diversified Financial Services	781,425	3.5%
Diversified Telecommunication Services	974,408	4.4%
Electric Utilities	850,466	3.8%
Electrical Equipment	124,742	0.6%
Electronic Equipment, Instruments & Components	60,245	0.3%
Energy Equipment & Services	201,639	0.9%
Entertainment	291,589	1.3%
Equity Real Estate Investment Trusts	715,030	3.2%
Food & Staples Retailing	552,466	2.6%
Food Products	454,713	2.0%
Gas Utilities	23,602	0.1%
Health Care Equipment & Supplies	816,788	3.7%
Health Care Providers & Services	1,328,262	5.9%
Health Care Technology	15,118	0.1%
Hotels, Restaurants & Leisure	287,332	1.3%
Household Durables	75,401	0.3%
Household Products	378,525	1.7%
Independent Power and Renewable Electricity Producers	23,243	0.1%
Industrial Conglomerates	471,323	2.1%
Insurance	877,928	4.0%
Interactive Media & Services	43,941	0.2%
Internet & Direct Marketing Retail	26,602	0.1%
IT Services	698,913	3.1%
Leisure Products	23,657	0.1%
Life Sciences Tools & Services	101,142	0.5%
Machinery	378,665	1.7%
Media	334,781	1.5%
Metals & Mining	108,113	0.5%
Multiline Retail	111,429	0.5%
Multi-Utilities	470,079	2.1%
Oil, Gas & Consumable Fuels	1,549,951	7.0%
Personal Products	3,060	NM
Pharmaceuticals	1,307,981	5.9%
Professional Services	65,586	0.3%
Road & Rail	182,211	0.8%
Semiconductors & Semiconductor Equipment	326,241	1.5%
Software	102,340	0.5%
Specialty Retail	267,056	1.2%
Technology Hardware, Storage & Peripherals	146,378	0.7%
Textiles, Apparel & Luxury Goods	171,127	0.8%
Tobacco	231,138	1.0%
Trading Companies & Distributors	37,225	0.2%
Water Utilities	19,656	0.1%
Wireless Telecommunication Services	43,837	0.2%
Other**	(9,005)	(0.1)%
Total	$22,201,927	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 143

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$16,662,509
Securities, at value(a)	22,233,032
Repurchase agreements, at value	11,000
Total Investment Securities, at value	22,244,032
Cash	890
Dividends and interest receivable	28,436
Prepaid expenses	1,109
TOTAL ASSETS	22,274,467

LIABILITIES:
Payable for capital shares redeemed	2,483
Payable for collateral for securities loaned	22,100
Advisory fees payable	13,658
Management services fees payable	1,821
Administration fees payable	1,561
Administrative services fees payable	8,055
Distribution fees payable	7,742
Trustee fees payable	8
Transfer agency fees payable	2,185
Fund accounting fees payable	983
Compliance services fees payable	104
Other accrued expenses	11,840
TOTAL LIABILITIES	72,540
NET ASSETS	$22,201,927
NET ASSETS CONSIST OF:
Capital	$17,073,133
Total distributable earnings (loss)	5,128,794
NET ASSETS	$22,201,927
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	466,409
Net Asset Value (offering and redemption price per share)	$47.60
(a) Includes securities on loan valued at:	$21,933

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$438,761
Interest	528
Income from securities lending	125
TOTAL INVESTMENT INCOME	439,414

EXPENSES:
Advisory fees	132,478
Management services fees	17,664
Administration fees	14,957
Transfer agency fees	11,574
Administrative services fees	53,540
Distribution fees	44,159
Custody fees	3,512
Fund accounting fees	9,878
Trustee fees	422
Compliance services fees	228
Other fees	19,806
Total Gross Expenses before reductions	308,218
Expenses reduced and reimbursed by the Advisor	(11,466)
TOTAL NET EXPENSES	296,752
NET INVESTMENT INCOME (LOSS)	142,662
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,982,595
Change in net unrealized appreciation/depreciation on investment securities	2,491,774
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,474,369
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,617,031

See accompanying notes to financial statements.

144 :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31,2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$142,662	$150,372
Net realized gains (losses) on investments	1,982,595	1,776,026
Change in net unrealized appreciation/depreciation on investments	2,491,774	(3,851,843)
Change in net assets resulting from operations	4,617,031	(1,925,445)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(1,686,095)	(160,481)
Change in net assets resulting from distributions	(1,686,095)	(160,481)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,749,163	14,830,245
Distributions reinvested	1,686,095	160,481
Value of shares redeemed	(15,558,111)	(17,961,083)
Change in net assets resulting from capital transactions	3,877,147	(2,970,357)
Change in net assets	6,808,083	(5,056,283)

NET ASSETS:
Beginning of period	15,393,844	20,450,127
End of period	$22,201,927	$15,393,844

SHARE TRANSACTIONS:
Issued	396,532	326,932
Reinvested	40,678	3,551
Redeemed	(343,324)	(396,590)
Change in shares	93,886	(66,107)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 145

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$41.32	$46.62	$41.52	$36.40	$38.58

Investment Activities:
Net investment income (loss)(a)	0.37	0.38	0.35	0.38	0.36
Net realized and unrealized gains (losses) on investments	11.15	(5.29)	5.21	5.20	(2.17)
Total income (loss) from investment activities	11.52	(4.91)	5.56	5.58	(1.81)

Distributions to Shareholders From:
Net investment income	(0.46)	(0.39)	(0.46)	(0.46)	(0.37)
Net realized gains on investments	(4.78)	—	—	—	—
Total distributions	(5.24)	(0.39)	(0.46)	(0.46)	(0.37)

Net Asset Value, End of Period	$47.60	$41.32	$46.62	$41.52	$36.40

Total Return	29.77%	(10.63)%	13.43%	15.43%	(4.73)%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.70%	1.68%	1.69%	1.70%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.81%	0.84%	0.81%	1.01%	0.96%

Supplemental Data:
Net assets, end of period (000's)	$22,202	$15,394	$20,450	$25,426	$18,354
Portfolio turnover rate(b)	110%	116%	72%	138%	85%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

146 :: ProFund VP Mid-Cap :: Management Discussion of Fund Performance

ProFund VP Mid-Cap (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 23.53%. For the same period, the Index had a total return of 26.20%1 and a volatility of 14.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap	23.53%	6.64%	10.30%
S&P MidCap 400®	26.20%	9.03%	12.72%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap	1.54%	1.54%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	20%
Swap Agreements	80%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Financials	17%
Industrials	16%
Information Technology	15%
Consumer Discretionary	13%
Real Estate	11%
Health Care	10%
Materials	6%
Utilities	5%
Consumer Staples	3%
Energy	2%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Mid-Cap :: 147

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (75.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $8,526,636	$8,526,000	$8,526,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,526,000)		8,526,000
TOTAL INVESTMENT SECURITIES (Cost $8,526,000)—75.2%		8,526,000
Net other assets (liabilities)—24.8%		2,805,958
NET ASSETS—100.0%		$11,331,958

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $931,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	11	3/23/20	$2,270,840	$25,887

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	1/27/20	2.08%	$1,935,620	$679
S&P MidCap 400	UBS AG	1/27/20	1.98%	7,105,698	1,559
				$9,041,318	$2,238

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

148 :: ProFund VP Mid-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$8,526,000
Repurchase agreements, at value	8,526,000
Total Investment Securities, at value	8,526,000
Cash	420
Segregated cash balances for futures contracts with brokers	87,120
Interest receivable	318
Unrealized appreciation on swap agreements	2,238
Receivable for capital shares issued	2,746,260
Variation margin on futures contracts	1,650
Prepaid expenses	1,078
TOTAL ASSETS	11,365,084

LIABILITIES:
Payable for capital shares redeemed	2,694
Advisory fees payable	6,818
Management services fees payable	909
Administration fees payable	750
Administrative services fees payable	6,134
Distribution fees payable	6,330
Transfer agency fees payable	1,048
Fund accounting fees payable	423
Compliance services fees payable	52
Other accrued expenses	7,968
TOTAL LIABILITIES	33,126
NET ASSETS	$11,331,958
NET ASSETS CONSIST OF:
Capital	$9,701,847
Total distributable earnings (loss)	1,630,111
NET ASSETS	$11,331,958
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	474,389
Net Asset Value (offering and redemption price per share)	$23.89

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$301,434

EXPENSES:
Advisory fees	105,623
Management services fees	14,083
Administration fees	12,068
Transfer agency fees	9,142
Administrative services fees	32,292
Distribution fees	35,208
Custody fees	2,268
Fund accounting fees	6,798
Trustee fees	386
Compliance services fees	117
Other fees	12,681
TOTAL NET EXPENSES	230,666
NET INVESTMENT INCOME (LOSS)	70,768
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	383,686
Net realized gains (losses) on swap agreements	2,250,395
Change in net unrealized appreciation/depreciation on futures contracts	237,423
Change in net unrealized appreciation/depreciation on swap agreements	(45,549)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,825,955
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,896,723

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 149

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$70,768	$15,907
Net realized gains (losses) on investments	2,634,081	(1,012,345)
Change in net unrealized appreciation/depreciation on investments	191,874	(226,704)
Change in net assets resulting from operations	2,896,723	(1,223,142)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(15,907)	(2,878,164)
Change in net assets resulting from distributions	(15,907)	(2,878,164)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,016,638	29,592,679
Distributions reinvested	15,907	2,878,164
Value of shares redeemed	(32,620,202)	(46,124,087)
Change in net assets resulting from capital transactions	(12,587,657)	(13,653,244)
Change in net assets	(9,706,841)	(17,754,550)

NET ASSETS:
Beginning of period	21,038,799	38,793,349
End of period	$11,331,958	$21,038,799

SHARE TRANSACTIONS:
Issued	878,939	1,332,986
Reinvested	727	123,952
Redeemed	(1,491,483)	(1,687,091)
Change in shares	(611,817)	(230,153)

See accompanying notes to financial statements.

150 :: ProFund VP Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$19.37	$29.47		$34.24	$29.46	$31.48

Investment Activities:
Net investment income (loss)(a)	0.11	0.02		(0.33)	(0.44)	(0.52)
Net realized and unrealized gains (losses) on investments	4.44	(2.56)		4.53	5.77	(0.83)
Total income (loss) from investment activities	4.55	(2.54)		4.20	5.33	(1.35)

Distributions to Shareholders From:
Net investment income	(0.03)	—		—	—	—
Net realized gains on investments	—	(7.56)		(8.97)	(0.55)	(0.67)
Total distributions	(0.03)	(7.56)		(8.97)	(0.55)	(0.67)
Net Asset Value, End of Period	$23.89	$19.37		$29.47	$34.24	$29.46

Total Return	23.53%	(12.86	)%(b)	13.43%	18.19%	(4.45)%

Ratios to Average Net Assets:
Gross expenses	1.64%	1.52%		1.66%	1.68%	1.76%
Net expenses	1.64%	1.49	%(b)	1.66%	1.68%	1.68%
Net investment income (loss)	0.50%	0.08	%(b)	(0.96)%	(1.42)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$11,332	$21,039		$38,793	$44,946	$30,118
Portfolio turnover rate(c)	—	—		—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.52% and 0.05%, respectively, and the total return would have been (12.94)%.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap Growth :: 151

ProFund VP Mid-Cap Growth (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 24.24%. For the same period, the Index had a total return of 26.29%1 and a volatility of 13.67%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Growth	24.24%	7.93%	11.28%
S&P MidCap 400® Growth Index	26.29%	9.72%	13.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Growth	1.72%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Teledyne Technologies, Inc.	1.3%
Domino's Pizza, Inc.	1.3%
Tyler Technologies, Inc.	1.2%
Teradyne, Inc.	1.2%
West Pharmaceutical Services, Inc.	1.2%

S&P MidCap 400® Growth Index – Composition

% of Index
Information Technology	22%
Industrials	18%
Consumer Discretionary	15%
Health Care	14%
Real Estate	10%
Financials	8%
Materials	6%
Consumer Staples	2%
Utilities	2%
Communication Services	2%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

152 :: ProFund VP Mid-Cap Growth :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (99.9%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	838	$47,858
ACI Worldwide, Inc.* (Software)	2,531	95,887
AGCO Corp. (Machinery)	727	56,161
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	639	13,393
Alleghany Corp.* (Insurance)	158	126,332
Allegheny Technologies, Inc.* (Metals & Mining)	1,352	27,932
Amedisys, Inc.* (Health Care Providers & Services)	707	118,012
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,445	67,958
AptarGroup, Inc. (Containers & Packaging)	840	97,121
Aqua America, Inc. (Water Utilities)	2,600	122,044
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	2,193	139,102
ASGN, Inc.* (Professional Services)	706	50,105
Axon Enterprise, Inc.* (Aerospace & Defense)	1,299	95,191
Bank of Hawaii Corp. (Banks)	511	48,627
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	341	126,180
Bio-Techne Corp. (Life Sciences Tools & Services)	835	183,291
Black Hills Corp. (Multi-Utilities)	632	49,637
Blackbaud, Inc. (Software)	1,077	85,729
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,753	52,485
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,651	78,898
Brown & Brown, Inc. (Insurance)	5,121	202,178
Brunswick Corp. (Leisure Products)	875	52,483
Cable One, Inc. (Media)	110	163,732
Cabot Corp. (Chemicals)	561	26,659
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	637	91,932
CACI International, Inc.*—Class A (IT Services)	548	136,995
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	12,220	166,192
Camden Property Trust (Equity Real Estate Investment Trusts)	1,167	123,819
Cantel Medical Corp. (Health Care Equipment & Supplies)	459	32,543
Carlisle Cos., Inc. (Industrial Conglomerates)	1,241	200,843
Carpenter Technology Corp. (Metals & Mining)	574	28,574
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	610	66,697
Casey's General Stores, Inc. (Food & Staples Retailing)	805	127,987
Catalent, Inc.* (Pharmaceuticals)	3,204	180,385
CDK Global, Inc. (Software)	1,622	88,691
Ceridian HCM Holding, Inc.* (Software)	1,324	89,873
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,069	163,300
Chemed Corp. (Health Care Providers & Services)	351	154,180
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	696	71,987
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	777	106,604
Ciena Corp.* (Communications Equipment)	2,100	89,649
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,266	104,331
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,125	96,469
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,742	209,701
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	530	88,166
Colfax Corp.* (Machinery)	824	29,977
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	394	39,475
Commerce Bancshares, Inc. (Banks)	1,250	84,925
CommVault Systems, Inc.* (Software)	451	20,133
Compass Minerals International, Inc. (Metals & Mining)	535	32,614
Core Laboratories N.V. (Energy Equipment & Services)	378	14,239
CoreLogic, Inc.* (IT Services)	783	34,225
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	825	92,499
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,129	33,170
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,213	132,375
Curtiss-Wright Corp. (Aerospace & Defense)	683	96,228
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	8,086	188,646
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,611	105,408
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	612	103,342
Deluxe Corp. (Commercial Services & Supplies)	415	20,717
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	895	262,932
Donaldson Co., Inc. (Machinery)	1,774	102,218
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,274	99,829
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,814	137,030
Eagle Materials, Inc. (Construction Materials)	911	82,591
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	841	111,575
Eaton Vance Corp. (Capital Markets)	1,759	82,128
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	1,431	85,345
EMCOR Group, Inc. (Construction & Engineering)	566	48,846
Encompass Health Corp. (Health Care Providers & Services)	1,015	70,309
Energizer Holdings, Inc. (Household Products)	1,409	70,760
EPR Properties (Equity Real Estate Investment Trusts)	756	53,404
Etsy, Inc.* (Internet & Direct Marketing Retail)	2,595	114,959

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 153

Common Stocks, continued

	Shares	Value
Evercore Partners, Inc.—Class A (Capital Markets)	599	$44,781
Exelixis, Inc.* (Biotechnology)	6,651	117,191
FactSet Research Systems, Inc. (Capital Markets)	831	222,958
Fair Isaac Corp.* (Software)	634	237,547
Federated Investors, Inc.—Class B (Capital Markets)	1,494	48,689
First Financial Bankshares, Inc. (Banks)	1,904	66,830
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,835	76,171
FirstCash, Inc. (Consumer Finance)	607	48,943
Five Below, Inc.* (Specialty Retail)	1,219	155,862
FTI Consulting, Inc.* (Professional Services)	824	91,184
Gentex Corp. (Auto Components)	5,539	160,520
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,685	99,213
Graco, Inc. (Machinery)	3,652	189,905
GrubHub, Inc.* (Internet & Direct Marketing Retail)	1,122	54,574
Haemonetics Corp.* (Health Care Equipment & Supplies)	710	81,579
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,145	53,655
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,347	44,949
HealthEquity, Inc.* (Health Care Providers & Services)	1,552	114,957
Helen of Troy, Ltd.* (Household Durables)	325	58,432
Herman Miller, Inc. (Commercial Services & Supplies)	1,293	53,853
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,136	55,562
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	804	91,278
Hubbell, Inc. (Electrical Equipment)	1,191	176,054
ICU Medical, Inc.* (Health Care Equipment & Supplies)	421	78,778
IDACORP, Inc. (Electric Utilities)	496	52,973
Ingevity Corp.* (Chemicals)	916	80,040
Insperity, Inc. (Professional Services)	461	39,664
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,561	90,975
ITT, Inc. (Machinery)	1,288	95,196
j2 Global, Inc. (Software)	1,014	95,022
Jabil, Inc. (Electronic Equipment, Instruments & Components)	3,041	125,685
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	254	19,820
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	542	94,357
KB Home (Household Durables)	862	29,541
KBR, Inc. (IT Services)	3,103	94,642
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,282	107,560
Kirby Corp.* (Marine)	683	61,149
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,689	96,373
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,148	102,470
Lancaster Colony Corp. (Food Products)	212	33,941
Landstar System, Inc. (Road & Rail)	588	66,956
LendingTree, Inc.* (Thrifts & Mortgage Finance)	168	50,978
Lennox International, Inc. (Building Products)	507	123,692
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,004	120,340
Life Storage, Inc. (Equity Real Estate Investment Trusts)	623	67,458
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	384	40,047
Lincoln Electric Holdings, Inc. (Machinery)	1,340	129,618
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	336	64,277
LivaNova PLC* (Health Care Equipment & Supplies)	541	40,808
LiveRamp Holdings, Inc.* (IT Services)	593	28,506
LogMeIn, Inc. (Software)	684	58,646
Louisiana-Pacific Corp. (Paper & Forest Products)	1,851	54,919
Lumentum Holdings, Inc.* (Communications Equipment)	1,690	134,017
Manhattan Associates, Inc.* (Software)	1,399	111,570
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	819	105,454
Masimo Corp.* (Health Care Equipment & Supplies)	1,074	169,756
MasTec, Inc.* (Construction & Engineering)	1,320	84,691
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,399	43,110
MAXIMUS, Inc. (IT Services)	770	57,280
MDU Resources Group, Inc. (Multi-Utilities)	1,842	54,726
MEDNAX, Inc.* (Health Care Providers & Services)	720	20,009
Mercury Systems, Inc.* (Aerospace & Defense)	1,216	84,038
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,194	131,352
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	884	157,370
MSA Safety, Inc. (Commercial Services & Supplies)	500	63,180
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,472	39,450
Murphy USA, Inc.* (Specialty Retail)	632	73,944
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,214	51,401
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,067	110,833
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,200	42,192
Nektar Therapeutics* (Pharmaceuticals)	1,232	26,593
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,117	61,506
NewMarket Corp. (Chemicals)	105	51,085
Nordson Corp. (Machinery)	1,121	182,544
NuVasive, Inc.* (Health Care Equipment & Supplies)	741	57,309
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	670	43,758
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,153	91,180
ONE Gas, Inc. (Gas Utilities)	578	54,083
Oshkosh Corp. (Machinery)	879	83,197
Owens Corning (Building Products)	1,263	82,247

See accompanying notes to financial statements.

154 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	309	$19,513
Penumbra, Inc.* (Health Care Equipment & Supplies)	704	115,646
Perspecta, Inc. (IT Services)	3,010	79,584
Pilgrim's Pride Corp.* (Food Products)	735	24,046
PNM Resources, Inc. (Electric Utilities)	873	44,270
Polaris, Inc. (Leisure Products)	1,259	128,040
Pool Corp. (Distributors)	877	186,257
Post Holdings, Inc.* (Food Products)	669	72,988
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	678	29,337
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,384	153,832
Primerica, Inc. (Insurance)	905	118,157
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	438	72,213
PTC, Inc.* (Software)	1,184	88,670
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,188	38,919
Reliance Steel & Aluminum Co. (Metals & Mining)	1,460	174,850
RenaissanceRe Holdings, Ltd. (Insurance)	967	189,551
Repligen Corp.* (Biotechnology)	1,026	94,905
RH* (Specialty Retail)	356	76,006
RLI Corp. (Insurance)	550	49,511
Royal Gold, Inc. (Metals & Mining)	1,436	175,551
RPM International, Inc. (Chemicals)	1,704	130,799
Sabre Corp. (IT Services)	2,878	64,582
Sanderson Farms, Inc. (Food Products)	432	76,126
Science Applications International Corp. (IT Services)	483	42,031
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,183	31,681
SEI Investments Co. (Capital Markets)	2,765	181,052
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	740	39,146
Service Corp. International (Diversified Consumer Services)	2,041	93,947
Silgan Holdings, Inc. (Containers & Packaging)	1,017	31,608
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	951	110,297
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	861	38,840
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,932	126,634
SLM Corp. (Consumer Finance)	4,619	41,155
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,064	101,176
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	917	45,098
Steel Dynamics, Inc. (Metals & Mining)	2,311	78,666
Stericycle, Inc.* (Commercial Services & Supplies)	878	56,025
Stifel Financial Corp. (Capital Markets)	733	44,456
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	447	29,399
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,364	81,124
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	577	17,939
Teledyne Technologies, Inc.* (Aerospace & Defense)	798	276,538
Tempur Sealy International, Inc.* (Household Durables)	995	86,624
Teradata Corp.* (IT Services)	961	25,726
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,670	250,257
Tetra Tech, Inc. (Commercial Services & Supplies)	1,195	102,961
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	729	41,057
The Boston Beer Co., Inc.*—Class A (Beverages)	202	76,326
The Brink's Co. (Commercial Services & Supplies)	1,095	99,295
The New York Times Co.—Class A (Media)	2,078	66,849
The Scotts Miracle-Gro Co.—Class A (Chemicals)	868	92,164
The Timken Co. (Machinery)	1,484	83,564
The Toro Co. (Machinery)	2,335	186,029
The Wendy's Co. (Hotels, Restaurants & Leisure)	2,336	51,883
Toll Brothers, Inc. (Household Durables)	1,415	55,907
Tootsie Roll Industries, Inc.(a) (Food Products)	169	5,770
Trex Co., Inc.* (Building Products)	1,278	114,867
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	5,455	227,418
Tyler Technologies, Inc.* (Software)	854	256,217
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	928	191,233
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,159	22,230
Valmont Industries, Inc. (Construction & Engineering)	216	32,352
Valvoline, Inc. (Chemicals)	2,227	47,680
ViaSat, Inc.* (Communications Equipment)	643	47,064
Visteon Corp.* (Auto Components)	435	37,667
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,080	39,582
Watsco, Inc. (Trading Companies & Distributors)	365	65,755
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,165	36,395
Werner Enterprises, Inc. (Road & Rail)	446	16,230
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,621	243,685
WEX, Inc.* (IT Services)	948	198,567
Williams-Sonoma, Inc. (Specialty Retail)	1,173	86,145
Woodward, Inc. (Machinery)	1,235	146,273
World Wrestling Entertainment, Inc.—Class A (Entertainment)	593	38,468
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	9,124	125,364
WW International, Inc.* (Diversified Consumer Services)	529	20,213
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	854	44,143
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,084	130,896
Yelp, Inc.* (Interactive Media & Services)	1,399	48,727
TOTAL COMMON STOCKS (Cost $15,867,423)		20,764,553

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 155

Repurchase Agreements(b) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $123,009	$123,000	$123,000
TOTAL REPURCHASE AGREEMENTS (Cost $123,000)		123,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio— Institutional Shares, 1.66%(c)	2,040	$2,040
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(c)	707	707
Invesco Government & Agency Portfolio— Institutional Shares, 1.59%(c)	228	228
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,975)		2,975
TOTAL INVESTMENT SECURITIES (Cost $15,993,398)—100.5%		20,890,528
Net other assets (liabilities)—(0.5)%		(98,395)
NET ASSETS—100.0%		$20,792,133

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $2,902.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Mid-Cap Growth invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$551,995	2.7%
Auto Components	198,187	1.0%
Banks	200,382	1.0%
Beverages	76,326	0.4%
Biotechnology	391,245	1.9%
Building Products	320,806	1.5%
Capital Markets	624,064	3.0%
Chemicals	428,427	2.1%
Commercial Services & Supplies	492,500	2.4%
Communications Equipment	270,730	1.3%
Construction & Engineering	165,889	0.8%
Construction Materials	82,591	0.4%
Consumer Finance	90,098	0.4%
Containers & Packaging	128,729	0.6%
Distributors	186,257	0.9%
Diversified Consumer Services	114,160	0.5%
Electric Utilities	150,898	0.7%
Electrical Equipment	176,054	0.8%
Electronic Equipment, Instruments & Components	766,648	3.7%
Energy Equipment & Services	14,239	0.1%
Entertainment	38,468	0.2%
Equity Real Estate Investment Trusts	1,950,982	9.3%
Food & Staples Retailing	127,987	0.6%
Food Products	212,871	1.0%
Gas Utilities	54,083	0.3%
Health Care Equipment & Supplies	1,101,570	5.3%
Health Care Providers & Services	477,467	2.3%
Hotels, Restaurants & Leisure	1,365,862	6.6%
Household Durables	230,504	1.1%
Household Products	70,760	0.3%
Industrial Conglomerates	200,843	1.0%
Insurance	685,729	3.3%
Interactive Media & Services	48,727	0.2%
Internet & Direct Marketing Retail	169,533	0.8%
IT Services	762,138	3.7%
Leisure Products	180,523	0.9%
Life Sciences Tools & Services	707,727	3.4%
Machinery	1,284,682	6.1%
Marine	61,149	0.3%
Media	230,581	1.1%
Metals & Mining	518,187	2.4%
Multiline Retail	43,758	0.2%
Multi-Utilities	104,363	0.5%
Oil, Gas & Consumable Fuels	207,924	1.0%
Paper & Forest Products	54,919	0.3%
Pharmaceuticals	206,978	1.0%
Professional Services	180,953	0.9%
Real Estate Management & Development	94,357	0.5%
Road & Rail	179,559	0.9%
Semiconductors & Semiconductor Equipment	1,395,139	6.8%
Software	1,227,985	5.9%
Specialty Retail	439,815	2.1%
Technology Hardware, Storage & Peripherals	42,192	0.2%
Textiles, Apparel & Luxury Goods	336,148	1.6%
Thrifts & Mortgage Finance	152,066	0.7%
Trading Companies & Distributors	65,755	0.3%
Water Utilities	122,044	0.6%
Other**	27,580	0.1%
Total	$20,792,133	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

156 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$15,993,398
Securities, at value(a)	20,767,528
Repurchase agreements, at value	123,000
Total Investment Securities, at value	20,890,528
Cash	179
Dividends and interest receivable	18,135
Prepaid expenses	1,291
TOTAL ASSETS	20,910,133

LIABILITIES:
Payable for investments purchased	76,015
Payable for capital shares redeemed	2,306
Payable for collateral for securities loaned	2,975
Advisory fees payable	11,193
Management services fees payable	1,493
Administration fees payable	1,252
Administrative services fees payable	5,915
Distribution fees payable	4,371
Transfer agency fees payable	1,837
Fund accounting fees payable	772
Compliance services fees payable	93
Other accrued expenses	9,778
TOTAL LIABILITIES	118,000
NET ASSETS	$20,792,133
NET ASSETS CONSIST OF:
Capital	$14,829,716
Total distributable earnings (loss)	5,962,417
NET ASSETS	$20,792,133
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	482,088
Net Asset Value (offering and redemption price per share)	$43.13
(a) Includes securities on loan valued at:	$2,902

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$242,415
Interest	694
Foreign tax withholding	(183)
Income from securities lending	394
TOTAL INVESTMENT INCOME	243,320

EXPENSES:
Advisory fees	140,276
Management services fees	18,703
Administration fees	15,837
Transfer agency fees	12,129
Administrative services fees	62,593
Distribution fees	46,759
Custody fees	3,575
Fund accounting fees	9,809
Trustee fees	435
Compliance services fees	214
Other fees	17,802
Total Gross Expenses before reductions	328,132
Expenses reduced and reimbursed by the Advisor	(13,914)
TOTAL NET EXPENSES	314,218
NET INVESTMENT INCOME (LOSS)	(70,898)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,921,848
Change in net unrealized appreciation/depreciation on investment securities	1,561,360
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,483,208
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,412,310

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 157

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(70,898)	$(116,124)
Net realized gains (losses) on investments	1,921,848	1,685,720
Change in net unrealized appreciation/depreciation on investments	1,561,360	(3,892,500)
Change in net assets resulting from operations	3,412,310	(2,322,904)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(1,641,985)	(2,401,018)
Change in net assets resulting from distributions	(1,641,985)	(2,401,018)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,147,759	21,926,159
Distributions reinvested	1,641,985	2,401,018
Value of shares redeemed	(33,371,110)	(27,589,984)
Change in net assets resulting from capital transactions	4,418,634	(3,262,807)
Change in net assets	6,188,959	(7,986,729)

NET ASSETS:
Beginning of period	14,603,174	22,589,903
End of period	$20,792,133	$14,603,174

SHARE TRANSACTIONS:
Issued	837,209	474,390
Reinvested	40,876	51,557
Redeemed	(775,223)	(620,909)
Change in shares	102,862	(94,962)

See accompanying notes to financial statements.

158 :: ProFund VP Mid-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$38.51	$47.64	$44.26	$41.33	$48.21

Investment Activities:
Net investment income (loss)(a)	(0.16)	(0.23)	(0.23)	(0.19)	(0.22)
Net realized and unrealized gains (losses) on investments	9.17	(4.76)	8.08	5.47	0.63
Total income (loss) from investment activities	9.01	(4.99)	7.85	5.28	0.41

Distributions to Shareholders From:
Net realized gains on investments	(4.39)	(4.14)	(4.47)	(2.35)	(7.29)

Net Asset Value, End of Period	$43.13	$38.51	$47.64	$44.26	$41.33

Total Return	24.24%	(11.98)%	18.31%	12.87%	0.28%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.70%	1.69%	1.69%	1.70%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.38)%	(0.48)%	(0.49)%	(0.45)%	(0.49)%

Supplemental Data:
Net assets, end of period (000's)	$20,792	$14,603	$22,590	$21,492	$26,732
Portfolio turnover rate(b)	191%	131%	88%	171%	215%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap Value :: 159

ProFund VP Mid-Cap Value (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 24.08%. For the same period, the Index had a total return of 26.08%1 and a volatility of 15.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Value	24.08%	6.31%	10.31%
S&P MidCap 400® Value Index	26.08%	8.07%	12.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Value	1.73%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Medical Properties Trust, Inc.	1.2%
Reinsurance Group of America, Inc.	1.2%
UGI Corp.	1.1%
OGE Energy Corp.	1.0%
Molina Healthcare, Inc.	1.0%

S&P MidCap 400® Value Index – Composition

% of Index
Financials	26%
Industrials	15%
Real Estate	13%
Consumer Discretionary	11%
Information Technology	9%
Utilities	7%
Materials	6%
Health Care	5%
Consumer Staples	3%
Energy	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

160 :: ProFund VP Mid-Cap Value :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (100.0%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	583	$33,295
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,790	59,464
Acuity Brands, Inc. (Electrical Equipment)	800	110,400
Adient PLC* (Auto Components)	1,759	37,379
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,091	38,152
AECOM* (Construction & Engineering)	3,173	136,851
Affiliated Managers Group, Inc. (Capital Markets)	996	84,401
AGCO Corp. (Machinery)	595	45,964
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	783	16,412
Alleghany Corp.* (Insurance)	145	115,938
Allegheny Technologies, Inc.* (Metals & Mining)	1,299	26,837
ALLETE, Inc. (Electric Utilities)	1,043	84,660
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	3,282	32,213
AMC Networks, Inc.*—Class A (Media)	890	35,155
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,443	67,864
American Eagle Outfitters, Inc. (Specialty Retail)	3,209	47,172
American Financial Group, Inc. (Insurance)	1,512	165,790
Antero Midstream Corp.(a) (Oil, Gas & Consumable Fuels)	6,001	45,548
Apergy Corp.* (Energy Equipment & Services)	1,564	52,832
AptarGroup, Inc. (Containers & Packaging)	516	59,660
Aqua America, Inc. (Water Utilities)	1,962	92,096
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,646	139,483
ASGN, Inc.* (Professional Services)	416	29,524
Ashland Global Holdings, Inc. (Chemicals)	1,216	93,060
Associated Banc-Corp. (Banks)	3,219	70,947
AutoNation, Inc.* (Specialty Retail)	1,190	57,870
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	969	32,655
Avis Budget Group, Inc.* (Road & Rail)	1,149	37,044
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,039	86,535
BancorpSouth Bank (Banks)	1,939	60,904
Bank of Hawaii Corp. (Banks)	342	32,545
Bank OZK (Banks)	2,443	74,524
Bed Bath & Beyond, Inc. (Specialty Retail)	2,557	44,236
Belden, Inc. (Electronic Equipment, Instruments & Components)	780	42,900
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	122	45,144
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,468	56,122
Black Hills Corp. (Multi-Utilities)	658	51,679
Brighthouse Financial, Inc.* (Insurance)	2,207	86,581
Brinker International, Inc. (Hotels, Restaurants & Leisure)	756	31,752
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,647	57,202
Brunswick Corp. (Leisure Products)	841	50,443
Cabot Corp. (Chemicals)	634	30,128
Camden Property Trust (Equity Real Estate Investment Trusts)	880	93,368
Cantel Medical Corp. (Health Care Equipment & Supplies)	332	23,539
Carpenter Technology Corp. (Metals & Mining)	434	21,605
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	330	36,082
Cathay General Bancorp (Banks)	1,530	58,217
CDK Global, Inc. (Software)	956	52,274
Ceridian HCM Holding, Inc.* (Software)	815	55,322
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	23,690	19,558
Ciena Corp.* (Communications Equipment)	1,187	50,673
Cinemark Holdings, Inc. (Entertainment)	2,153	72,879
CNO Financial Group, Inc. (Insurance)	3,053	55,351
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,771	33,373
Colfax Corp.* (Machinery)	929	33,797
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	222	22,242
Commerce Bancshares, Inc. (Banks)	943	64,067
Commercial Metals Co. (Metals & Mining)	2,396	53,359
CommVault Systems, Inc.* (Software)	433	19,329
Compass Minerals International, Inc. (Metals & Mining)	192	11,704
Core Laboratories N.V. (Energy Equipment & Services)	547	20,605
Corecivic, Inc. (Equity Real Estate Investment Trusts)	2,406	41,816
CoreLogic, Inc.* (IT Services)	884	38,640
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,222	35,902
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	486	74,718
Crane Co. (Machinery)	1,030	88,972
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,176	100,422
Cullen/Frost Bankers, Inc. (Banks)	1,150	112,447
Curtiss-Wright Corp. (Aerospace & Defense)	232	32,686
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	800	52,344
Dana, Inc. (Auto Components)	2,908	52,926
Delphi Technologies PLC* (Auto Components)	1,740	22,324
Deluxe Corp. (Commercial Services & Supplies)	468	23,363
Dick's Sporting Goods, Inc. (Specialty Retail)	1,285	63,595
Dillard's, Inc.(a)—Class A (Multiline Retail)	199	14,623
Domtar Corp. (Paper & Forest Products)	1,156	44,205
Donaldson Co., Inc. (Machinery)	920	53,010
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,232	54,085
Dycom Industries, Inc.* (Construction & Engineering)	637	30,035
East West Bancorp, Inc. (Banks)	2,942	143,275
Eaton Vance Corp. (Capital Markets)	663	30,955
Edgewell Personal Care Co.* (Personal Products)	1,095	33,901
EMCOR Group, Inc. (Construction & Engineering)	613	52,902
Encompass Health Corp. (Health Care Providers & Services)	1,056	73,149
EnerSys (Electrical Equipment)	854	63,905

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 161

Common Stocks, continued

	Shares	Value
EPR Properties (Equity Real Estate Investment Trusts)	888	$62,728
EQT Corp. (Oil, Gas & Consumable Fuels)	5,165	56,299
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,118	55,016
Evercore Partners, Inc.—Class A (Capital Markets)	236	17,643
F.N.B. Corp. (Banks)	6,564	83,363
Federated Investors, Inc.—Class B (Capital Markets)	563	18,348
First American Financial Corp. (Insurance)	2,269	132,328
First Financial Bankshares, Inc. (Banks)	988	34,679
First Horizon National Corp. (Banks)	6,286	104,096
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	872	36,197
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,533	85,787
FirstCash, Inc. (Consumer Finance)	302	24,350
Flowers Foods, Inc. (Food Products)	3,888	84,525
Fluor Corp. (Construction & Engineering)	2,832	53,468
Foot Locker, Inc. (Specialty Retail)	2,163	84,336
Fulton Financial Corp. (Banks)	3,315	57,780
GATX Corp. (Trading Companies & Distributors)	709	58,741
Genworth Financial, Inc.*—Class A (Insurance)	10,169	44,744
Graham Holdings Co.—Class B (Diversified Consumer Services)	87	55,592
Grand Canyon Education, Inc.* (Diversified Consumer Services)	974	93,300
Green Dot Corp.*—Class A (Consumer Finance)	957	22,298
Greif, Inc.—Class A (Containers & Packaging)	531	23,470
GrubHub, Inc.* (Internet & Direct Marketing Retail)	813	39,544
Haemonetics Corp.* (Health Care Equipment & Supplies)	369	42,398
Hancock Whitney Corp. (Banks)	1,761	77,273
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,145	53,655
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,459	48,687
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,497	36,407
Helen of Troy, Ltd.* (Household Durables)	208	37,396
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,048	51,258
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	606	68,800
HNI Corp. (Commercial Services & Supplies)	864	32,365
Home BancShares, Inc. (Banks)	3,134	61,614
IDACORP, Inc. (Electric Utilities)	560	59,808
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,761	59,293
Ingredion, Inc. (Food Products)	1,349	125,389
Insperity, Inc. (Professional Services)	334	28,737
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,551	72,308
InterDigital, Inc. (Communications Equipment)	628	34,220
International Bancshares Corp. (Banks)	1,159	49,918
ITT, Inc. (Machinery)	584	43,163
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	244	19,039
Janus Henderson Group PLC (Capital Markets)	3,144	76,871
JBG Smith Properties (Equity Real Estate Investment Trusts)	2,384	95,098
Jefferies Financial Group, Inc. (Diversified Financial Services)	5,088	108,731
JetBlue Airways Corp.* (Airlines)	5,833	109,194
John Wiley & Sons, Inc.—Class A (Media)	884	42,892
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	541	94,183
KAR Auction Services, Inc. (Commercial Services & Supplies)	2,602	56,698
KB Home (Household Durables)	934	32,008
Kemper Corp. (Insurance)	1,266	98,115
Kennametal, Inc. (Machinery)	1,674	61,754
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	787	66,029
Kirby Corp.* (Marine)	580	51,927
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	677	60,429
Lancaster Colony Corp. (Food Products)	205	32,821
Landstar System, Inc. (Road & Rail)	256	29,151
Lear Corp. (Auto Components)	1,112	152,566
Legg Mason, Inc. (Capital Markets)	1,648	59,180
Lennox International, Inc. (Building Products)	240	58,553
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,339	80,407
Life Storage, Inc. (Equity Real Estate Investment Trusts)	368	39,847
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	182	34,817
LivaNova PLC* (Health Care Equipment & Supplies)	480	36,206
LiveRamp Holdings, Inc.* (IT Services)	821	39,465
LogMeIn, Inc. (Software)	355	30,438
Louisiana-Pacific Corp. (Paper & Forest Products)	665	19,731
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,829	42,305
ManpowerGroup, Inc. (Professional Services)	1,191	115,646
Mattel, Inc.* (Leisure Products)	7,005	94,918
MAXIMUS, Inc. (IT Services)	582	43,295
MDU Resources Group, Inc. (Multi-Utilities)	2,348	69,759
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	10,452	220,642
MEDNAX, Inc.* (Health Care Providers & Services)	1,038	28,846
Mercury General Corp. (Insurance)	547	26,655
Meredith Corp. (Media)	812	26,366
Minerals Technologies, Inc. (Chemicals)	704	40,572
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,267	171,919
MSA Safety, Inc. (Commercial Services & Supplies)	259	32,727
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	910	71,408
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,660	44,488
National Fuel Gas Co. (Gas Utilities)	1,743	81,119
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,263	53,475
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,559	83,594

See accompanying notes to financial statements.

162 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Navient Corp. (Consumer Finance)	3,930	$53,763
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,468	51,615
Nektar Therapeutics* (Pharmaceuticals)	2,417	52,170
NetScout Systems, Inc.* (Communications Equipment)	1,330	32,013
New Jersey Resources Corp. (Gas Utilities)	1,929	85,976
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,721	56,747
NewMarket Corp. (Chemicals)	52	25,299
NorthWestern Corp. (Multi-Utilities)	1,019	73,032
NOW, Inc.* (Trading Companies & Distributors)	2,200	24,728
Nu Skin Enterprises, Inc.—Class A (Personal Products)	1,121	45,939
NuVasive, Inc.* (Health Care Equipment & Supplies)	369	28,538
nVent Electric PLC (Electrical Equipment)	3,144	80,424
OGE Energy Corp. (Electric Utilities)	4,044	179,837
O-I Glass, Inc. (Containers & Packaging)	3,145	37,520
Old Republic International Corp. (Insurance)	5,764	128,941
Olin Corp. (Chemicals)	3,225	55,631
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	486	31,740
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,427	102,783
ONE Gas, Inc. (Gas Utilities)	533	49,873
Oshkosh Corp. (Machinery)	564	53,383
Owens Corning (Building Products)	1,033	67,269
PacWest Bancorp (Banks)	2,421	92,652
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	160	10,104
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,836	125,107
Patterson Cos., Inc. (Health Care Providers & Services)	1,739	35,615
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,931	41,276
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,058	64,559
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,639	70,752
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	2,201	56,258
Pilgrim's Pride Corp.* (Food Products)	382	12,497
Pinnacle Financial Partners, Inc. (Banks)	1,455	93,120
PNM Resources, Inc. (Electric Utilities)	804	40,771
PolyOne Corp. (Chemicals)	1,554	57,172
Post Holdings, Inc.* (Food Products)	725	79,098
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	734	31,760
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,015	41,108
Prosperity Bancshares, Inc. (Banks)	1,907	137,094
PTC, Inc.* (Software)	1,008	75,489
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,515	49,631
Regal Beloit Corp. (Electrical Equipment)	828	70,885
Reinsurance Group of America, Inc. (Insurance)	1,264	206,107
Resideo Technologies, Inc.* (Building Products)	2,483	29,622
RLI Corp. (Insurance)	298	26,826
RPM International, Inc. (Chemicals)	1,048	80,444
Ryder System, Inc. (Road & Rail)	1,077	58,491
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,912	83,482
Sabre Corp. (IT Services)	2,877	64,560
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,351	42,906
Science Applications International Corp. (IT Services)	545	47,426
Selective Insurance Group, Inc. (Insurance)	1,200	78,228
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	656	34,702
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	4,806	40,563
Sensient Technologies Corp. (Chemicals)	854	56,441
Service Corp. International (Diversified Consumer Services)	1,809	83,268
Service Properties Trust (Equity Real Estate Investment Trusts)	3,324	80,873
Signature Bank (Banks)	1,091	149,041
Silgan Holdings, Inc. (Containers & Packaging)	627	19,487
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	794	35,817
SLM Corp. (Consumer Finance)	4,266	38,010
Sonoco Products Co. (Containers & Packaging)	2,022	124,798
Southwest Gas Holdings, Inc. (Gas Utilities)	1,104	83,871
Spire, Inc. (Gas Utilities)	1,029	85,726
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,168	57,442
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,386	46,169
Steel Dynamics, Inc. (Metals & Mining)	2,220	75,569
Stericycle, Inc.* (Commercial Services & Supplies)	1,030	65,724
Sterling Bancorp (Banks)	4,082	86,049
Stifel Financial Corp. (Capital Markets)	704	42,698
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	263	17,298
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	825	106,260
Synovus Financial Corp. (Banks)	2,960	116,032
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	1,876	27,633
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	705	21,918
TCF Financial Corp. (Banks)	3,099	145,032
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	716	102,818
TEGNA, Inc. (Media)	4,382	73,135
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,976	50,250
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,098	79,787
Teradata Corp.* (IT Services)	1,386	37,103
Terex Corp. (Machinery)	1,325	39,459
Texas Capital Bancshares, Inc.* (Banks)	1,017	57,735
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	647	36,439
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	830	32,254
The Chemours Co. (Chemicals)	3,304	59,769

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 163

Common Stocks, continued

	Shares	Value
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	2,451	$40,711
The Goodyear Tire & Rubber Co. (Auto Components)	4,698	73,077
The Hain Celestial Group, Inc.* (Food Products)	1,623	42,125
The Hanover Insurance Group, Inc. (Insurance)	795	108,653
The Macerich Co. (Equity Real Estate Investment Trusts)	2,225	59,897
The New York Times Co.—Class A (Media)	987	31,752
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,561	34,670
Thor Industries, Inc.(a) (Automobiles)	1,115	82,833
Toll Brothers, Inc. (Household Durables)	1,305	51,561
Tootsie Roll Industries, Inc. (Food Products)	182	6,213
Transocean, Ltd.* (Energy Equipment & Services)	11,620	79,946
TreeHouse Foods, Inc.* (Food Products)	1,136	55,096
TRI Pointe Group, Inc.* (Household Durables)	2,814	43,842
Trinity Industries, Inc. (Machinery)	1,983	43,923
TripAdvisor, Inc. (Interactive Media & Services)	2,122	64,466
Trustmark Corp. (Banks)	1,297	44,759
UGI Corp. (Gas Utilities)	4,222	190,665
UMB Financial Corp. (Banks)	872	59,854
Umpqua Holdings Corp. (Banks)	4,448	78,730
United Bankshares, Inc. (Banks)	2,051	79,292
United States Steel Corp. (Metals & Mining)	3,436	39,205
United Therapeutics Corp.* (Biotechnology)	886	78,039
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,257	24,109
Urban Outfitters, Inc.* (Specialty Retail)	1,425	39,572
Valley National Bancorp (Banks)	7,913	90,604
Valmont Industries, Inc. (Construction & Engineering)	235	35,198
Valvoline, Inc. (Chemicals)	1,751	37,489
ViaSat, Inc.* (Communications Equipment)	571	41,794
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,674	56,929
Visteon Corp.* (Auto Components)	164	14,201
Washington Federal, Inc. (Thrifts & Mortgage Finance)	585	21,440
Watsco, Inc. (Trading Companies & Distributors)	323	58,188
Webster Financial Corp. (Banks)	1,859	99,196
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,369	42,768
Werner Enterprises, Inc. (Road & Rail)	484	17,613
Williams-Sonoma, Inc. (Specialty Retail)	486	35,692
Wintrust Financial Corp. (Banks)	1,152	81,677
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,321	57,358
World Wrestling Entertainment, Inc.—Class A (Entertainment)	412	26,726
Worthington Industries, Inc. (Metals & Mining)	746	31,466
WW International, Inc.* (Diversified Consumer Services)	451	17,233
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,044	53,964
XPO Logistics, Inc.* (Air Freight & Logistics)	1,864	148,561
TOTAL COMMON STOCKS (Cost $14,972,081)		17,726,628

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $71,005	$71,000	$71,000
TOTAL REPURCHASE AGREEMENTS (Cost $71,000)		71,000

Collateral for Securities Loaned (0.8%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(c)	92,621	$92,621
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(c)	32,125	32,125
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(c)	10,346	10,346
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $135,092)		135,092
TOTAL INVESTMENT SECURITIES (Cost $15,178,173)—101.2%		17,932,720
Net other assets (liabilities)—(1.2)%		(220,705)
NET ASSETS—100.0%		$17,712,015

*  Non-income producing security.

(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $133,882.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

See accompanying notes to financial statements.

164 :: ProFund VP Mid-Cap Value :: Financial Statements

ProFund VP Mid-Cap Value invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$32,686	0.2%
Air Freight & Logistics	148,561	0.8%
Airlines	109,194	0.6%
Auto Components	352,473	2.0%
Automobiles	82,833	0.5%
Banks	2,496,516	14.1%
Biotechnology	78,039	0.4%
Building Products	155,444	0.9%
Capital Markets	402,404	2.3%
Chemicals	536,005	2.9%
Commercial Services & Supplies	247,284	1.4%
Communications Equipment	158,700	0.9%
Construction & Engineering	308,454	1.7%
Consumer Finance	138,421	0.8%
Containers & Packaging	264,935	1.5%
Diversified Consumer Services	287,545	1.6%
Diversified Financial Services	108,731	0.6%
Electric Utilities	418,731	2.4%
Electrical Equipment	325,614	1.8%
Electronic Equipment, Instruments & Components	682,510	3.9%
Energy Equipment & Services	194,659	1.1%
Entertainment	99,605	0.6%
Equity Real Estate Investment Trusts	2,165,643	12.3%
Food & Staples Retailing	102,291	0.6%
Food Products	437,764	2.4%
Gas Utilities	577,230	3.2%
Health Care Equipment & Supplies	232,136	1.3%
Health Care Providers & Services	448,780	2.5%
Health Care Technology	32,213	0.2%
Hotels, Restaurants & Leisure	385,015	2.2%
Household Durables	164,807	0.9%
Insurance	1,274,257	7.2%
Interactive Media & Services	64,466	0.4%
Internet & Direct Marketing Retail	39,544	0.2%
IT Services	270,489	1.5%
Leisure Products	145,361	0.8%
Life Sciences Tools & Services	45,144	0.3%
Machinery	463,425	2.7%
Marine	51,927	0.3%
Media	209,300	1.1%
Metals & Mining	259,745	1.5%
Multiline Retail	46,363	0.3%
Multi-Utilities	194,470	1.1%
Oil, Gas & Consumable Fuels	376,199	2.1%
Paper & Forest Products	63,936	0.4%
Personal Products	79,840	0.5%
Pharmaceuticals	93,278	0.5%
Professional Services	173,907	1.0%
Real Estate Management & Development	94,183	0.5%
Road & Rail	142,299	0.8%
Semiconductors & Semiconductor Equipment	238,209	1.3%
Software	232,852	1.3%
Specialty Retail	448,674	2.6%
Technology Hardware, Storage & Peripherals	51,615	0.3%
Textiles, Apparel & Luxury Goods	58,324	0.3%
Thrifts & Mortgage Finance	78,187	0.4%
Trading Companies & Distributors	213,065	1.2%
Water Utilities	92,096	0.5%
Wireless Telecommunication Services	50,250	0.3%
Other**	(14,613)	NM
Total	$17,712,015	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 165

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$15,178,173
Securities, at value(a)	17,861,720
Repurchase agreements, at value	71,000
Total Investment Securities, at value	17,932,720
Cash	341
Dividends and interest receivable	21,410
Prepaid expenses	1,014
TOTAL ASSETS	17,955,485

LIABILITIES:
Payable for capital shares redeemed	77,174
Payable for collateral for securities loaned	135,092
Advisory fees payable	9,011
Management services fees payable	1,201
Administration fees payable	1,034
Administrative services fees payable	5,352
Distribution fees payable	4,542
Transfer agency fees payable	1,568
Fund accounting fees payable	663
Compliance services fees payable	82
Other accrued expenses	7,751
TOTAL LIABILITIES	243,470
NET ASSETS	$17,712,015
NET ASSETS CONSIST OF:
Capital	$15,503,436
Total distributable earnings (loss)	2,208,579
NET ASSETS	$17,712,015
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	420,192
Net Asset Value (offering and redemption price per share)	$42.15
(a) Includes securities on loan valued at:	$133,882

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$282,816
Interest	762
Foreign tax withholding	(124)
Income from securities lending	1,582
TOTAL INVESTMENT INCOME	285,036

EXPENSES:
Advisory fees	110,299
Management services fees	14,706
Administration fees	12,417
Transfer agency fees	9,544
Administrative services fees	46,904
Distribution fees	36,766
Custody fees	2,959
Fund accounting fees	8,061
Trustee fees	351
Compliance services fees	184
Other fees	15,613
Total Gross Expenses before reductions	257,804
Expenses reduced and reimbursed by the Advisor	(10,734)
TOTAL NET EXPENSES	247,070
NET INVESTMENT INCOME (LOSS)	37,966
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,394,179
Change in net unrealized appreciation/depreciation on investment securities	1,089,148
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,483,327
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,521,293

See accompanying notes to financial statements.

166 :: ProFund VP Mid-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$37,966	$32,646
Net realized gains (losses) on investments	1,394,179	126,018
Change in net unrealized appreciation/depreciation on investments	1,089,148	(2,280,471)
Change in net assets resulting from operations	2,521,293	(2,121,807)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(452,477)	(2,092,860)
Change in net assets resulting from distributions	(452,477)	(2,092,860)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,174,139	12,611,939
Distributions reinvested	452,477	2,092,860
Value of shares redeemed	(31,968,582)	(15,969,094)
Change in net assets resulting from capital transactions	4,658,034	(1,264,295)
Change in net assets	6,726,850	(5,478,962)

NET ASSETS:
Beginning of period	10,985,165	16,464,127
End of period	$17,712,015	$10,985,165

SHARE TRANSACTIONS:
Issued	903,293	321,665
Reinvested	11,989	50,092
Redeemed	(806,694)	(413,384)
Change in shares	108,588	(41,627)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Value :: 167

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$35.25	$46.61	$45.02	$36.86	$42.11

Investment Activities:
Net investment income (loss)(a)	0.10	0.09	0.03	0.11	0.08
Net realized and unrealized gains (losses) on investments	8.22	(5.33)	4.63	8.80	(3.35)
Total income (loss) from investment activities	8.32	(5.24)	4.66	8.91	(3.27)

Distributions to Shareholders From:
Net investment income	(0.08)	(0.05)	(0.15)	(0.08)	(0.05)
Net realized gains on investments	(1.34)	(6.07)	(2.92)	(0.67)	(1.93)
Total distributions	(1.42)	(6.12)	(3.07)	(0.75)	(1.98)

Net Asset Value, End of Period	$42.15	$35.25	$46.61	$45.02	$36.86

Total Return	24.08%	(13.29)%	10.61%	24.34%	(8.22)%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.71%	1.70%	1.70%	1.71%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.26%	0.21%	0.07%	0.27%	0.20%

Supplemental Data:
Net assets, end of period (000's)	$17,712	$10,985	$16,464	$30,042	$14,777
Portfolio turnover rate(b)	232%	127%	66%	181%	183%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

168 :: ProFund VP Nasdaq-100 :: Management Discussion of Fund Performance

ProFund VP Nasdaq-100 (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 36.70%. For the same period, the Index had a total return of 39.46%1 and a volatility of 16.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Nasdaq-100 from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Nasdaq-100	36.70%	14.62%	15.79%
Nasdaq-100® Index	39.46%	16.91%	18.07%

Expense Ratios**

Fund	Gross	Net
ProFund VP Nasdaq-100	1.64%	1.64%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Futures Contracts	14%
Swap Agreements	18%
Total Exposure	101%

" Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.0%
Microsoft Corp.	7.4%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	5.6%
Facebook, Inc.	3.0%

Nasdaq-100® Index – Composition

% of Index
Information Technology	47%
Communication Services	21%
Consumer Discretionary	15%
Health Care	7%
Consumer Staples	6%
Industrials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Nasdaq-100 :: 169

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (68.8%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	6,182	$367,334
Adobe, Inc.* (Software)	3,895	1,284,609
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,961	410,951
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,781	192,615
Align Technology, Inc.* (Health Care Equipment & Supplies)	634	176,911
Alphabet, Inc.*—Class A (Interactive Media & Services)	2,169	2,905,137
Alphabet, Inc.*—Class C (Interactive Media & Services)	2,167	2,897,322
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,128	5,780,044
American Airlines Group, Inc. (Airlines)	3,525	101,097
Amgen, Inc. (Biotechnology)	4,781	1,152,555
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,964	352,242
ANSYS, Inc.* (Software)	677	174,267
Apple, Inc. (Technology Hardware, Storage & Peripherals)	28,029	8,230,716
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,433	453,710
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	596	176,380
Autodesk, Inc.* (Software)	1,767	324,174
Automatic Data Processing, Inc. (IT Services)	3,482	593,681
Baidu, Inc.*ADR (Interactive Media & Services)	2,225	281,240
Biogen, Inc.* (Biotechnology)	1,452	430,852
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,445	122,175
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	337	692,107
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,192	1,008,736
Cadence Design Systems, Inc.* (Software)	2,258	156,615
CDW Corp. (Electronic Equipment, Instruments & Components)	1,156	165,123
Cerner Corp. (Health Care Technology)	2,527	185,457
Charter Communications, Inc.*—Class A (Media)	1,728	838,218
Check Point Software Technologies, Ltd.* (Software)	1,225	135,926
Cintas Corp. (Commercial Services & Supplies)	833	224,143
Cisco Systems, Inc. (Communications Equipment)	34,136	1,637,163
Citrix Systems, Inc. (Software)	1,048	116,223
Cognizant Technology Solutions Corp. (IT Services)	4,406	273,260
Comcast Corp.—Class A (Media)	36,531	1,642,800
Copart, Inc.* (Commercial Services & Supplies)	1,870	170,058
CoStar Group, Inc.* (Professional Services)	295	176,499
Costco Wholesale Corp. (Food & Staples Retailing)	3,555	1,044,885
CSX Corp. (Road & Rail)	6,295	455,507
Dollar Tree, Inc.* (Multiline Retail)	1,904	179,071
eBay, Inc. (Internet & Direct Marketing Retail)	6,546	236,376
Electronic Arts, Inc.* (Entertainment)	2,349	252,541
Exelon Corp. (Electric Utilities)	7,822	356,605
Expedia Group, Inc. (Internet & Direct Marketing Retail)	1,121	121,225
Facebook, Inc.*—Class A (Interactive Media & Services)	15,180	3,115,695
Fastenal Co. (Trading Companies & Distributors)	4,615	170,524
Fiserv, Inc.* (IT Services)	5,471	632,612
Fox Corp.—Class A (Media)	2,853	105,761
Fox Corp.—Class B (Media)	2,142	77,969
Gilead Sciences, Inc. (Biotechnology)	10,180	661,495
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	690	180,180
Illumina, Inc.* (Life Sciences Tools & Services)	1,183	392,448
Incyte Corp.* (Biotechnology)	1,733	151,326
Intel Corp. (Semiconductors & Semiconductor Equipment)	35,003	2,094,930
Intuit, Inc. (Software)	2,095	548,743
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	930	549,770
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,459	262,781
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,270	226,276
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,167	341,231
Liberty Global PLC*—Class A (Media)	1,461	33,223
Liberty Global PLC*—Class C (Media)	3,531	76,958
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	991	229,585
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,631	398,412
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,178	133,969
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	400	228,776
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,923	201,377
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,908	479,072
Microsoft Corp. (Software)	48,124	7,589,154
Mondelez International, Inc.—Class A (Food Products)	11,586	638,157
Monster Beverage Corp.* (Beverages)	4,327	274,981
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,836	114,291
Netease.com, Inc.ADR (Entertainment)	587	179,998
Netflix, Inc.* (Entertainment)	3,526	1,140,908
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,925	1,158,853
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,249	286,208
O'Reilly Automotive, Inc.* (Specialty Retail)	609	266,900
PACCAR, Inc. (Machinery)	2,783	220,135
Paychex, Inc. (IT Services)	2,880	244,973
PayPal Holdings, Inc.* (IT Services)	9,448	1,021,989
PepsiCo, Inc. (Beverages)	11,221	1,533,575
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,188	810,657
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	869	326,292
Ross Stores, Inc. (Specialty Retail)	2,911	338,899
Seattle Genetics, Inc.* (Biotechnology)	1,379	157,565
Sirius XM Holdings, Inc. (Media)	35,596	254,511
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,371	165,726

See accompanying notes to financial statements.

170 :: ProFund VP Nasdaq-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
Splunk, Inc.* (Software)	1,218	$182,420
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,503	835,504
Synopsys, Inc.* (Software)	1,209	168,293
Take-Two Interactive Software, Inc.* (Entertainment)	912	111,656
Tesla , Inc.* (Automobiles)	1,450	606,579
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,522	964,997
The Kraft Heinz Co. (Food Products)	9,826	315,709
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	6,885	539,922
Trip.com Group Ltd* (Internet & Direct Marketing Retail)	4,208	141,136
Ulta Beauty, Inc.* (Specialty Retail)	474	119,988
United Airlines Holdings , Inc.* (Airlines)	2,036	179,351
VeriSign, Inc.* (IT Services)	945	182,083
Verisk Analytics, Inc.—Class A (Professional Services)	1,319	196,979
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,069	453,008
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,182	423,451
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,393	151,884
Willis Towers Watson PLC (Insurance)	1,035	209,008
Workday, Inc.*—Class A (Software)	1,320	217,074
Xcel Energy, Inc. (Electric Utilities)	4,315	273,959
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,023	197,789
TOTAL COMMON STOCKS (Cost $23,585,528)		70,964,225

Repurchase Agreements(a)(b) (33.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $34,503,573	$34,501,000	$34,501,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,501,000)		34,501,000
TOTAL INVESTMENT SECURITIES (Cost $58,086,528)—102.2%		105,465,225
Net other assets (liabilities)—(2.2)%		(2,271,910)
NET ASSETS—100.0%		$103,193,315

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $3,322,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	80	3/23/20	$13,996,000	$410,719

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	1/27/20	2.18%	$3,078,733	$(24,398)
Nasdaq-100 Index	UBS AG	1/27/20	2.43%	15,142,160	(81,093)
				$18,220,893	$(105,491)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 171

ProFund VP Nasdaq-100 invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Airlines	$280,448	0.3%
Automobiles	606,579	0.6%
Beverages	1,808,556	1.8%
Biotechnology	3,647,883	3.5%
Commercial Services & Supplies	394,201	0.4%
Communications Equipment	1,637,163	1.6%
Electric Utilities	630,564	0.6%
Electronic Equipment, Instruments & Components	165,123	0.2%
Entertainment	2,052,437	2.0%
Food & Staples Retailing	1,468,336	1.4%
Food Products	953,866	0.9%
Health Care Equipment & Supplies	906,861	0.9%
Health Care Technology	185,457	0.2%
Hotels, Restaurants & Leisure	1,233,916	1.2%
Insurance	209,008	0.2%
Interactive Media & Services	9,199,394	9.0%
Internet & Direct Marketing Retail	7,462,445	7.2%
IT Services	2,948,598	2.9%
Life Sciences Tools & Services	392,448	0.4%
Machinery	220,135	0.2%
Media	3,029,440	2.9%
Multiline Retail	179,071	0.2%
Professional Services	373,478	0.4%
Road & Rail	455,507	0.3%
Semiconductors & Semiconductor Equipment	9,463,104	9.2%
Software	10,897,498	10.5%
Specialty Retail	725,787	0.7%
Technology Hardware, Storage & Peripherals	8,496,891	8.2%
Textiles, Apparel & Luxury Goods	229,585	0.2%
Trading Companies & Distributors	170,524	0.2%
Wireless Telecommunication Services	539,922	0.5%
Other**	32,229,090	31.2%
Total	$103,193,315	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

172 :: ProFund VP Nasdaq-100 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$58,086,528
Securities, at value	70,964,225
Repurchase agreements, at value	34,501,000
Total Investment Securities, at value	105,465,225
Cash	686
Segregated cash balances for futures contracts with brokers	633,600
Dividends and interest receivable	28,718
Receivable for capital shares issued	19,543
Variation margin on futures contracts	22,000
Prepaid expenses	408
TOTAL ASSETS	106,170,180

LIABILITIES:
Payable for capital shares redeemed	2,606,143
Unrealized depreciation on swap agreements	105,491
Advisory fees payable	65,967
Management services fees payable	8,795
Administration fees payable	7,413
Administrative services fees payable	49,681
Distribution fees payable	53,019
Trustee fees payable	36
Transfer agency fees payable	10,691
Fund accounting fees payable	4,209
Compliance services fees payable	538
Other accrued expenses	64,882
TOTAL LIABILITIES	2,976,865
NET ASSETS	$103,193,315
NET ASSETS CONSIST OF:
Capital	$47,999,742
Total distributable earnings (loss)	55,193,573
NET ASSETS	$103,193,315
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,996,797
Net Asset Value (offering and redemption price per share)	$51.68

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$612,422
Interest	600,898
Foreign tax withholding	(365)
Income from securities lending	731
TOTAL INVESTMENT INCOME	1,213,686

EXPENSES:
Advisory fees	647,603
Management services fees	86,346
Administration fees	73,884
Transfer agency fees	56,505
Administrative services fees	221,577
Distribution fees	215,868
Custody fees	13,327
Fund accounting fees	42,411
Trustee fees	2,023
Compliance services fees	1,119
Other fees	126,360
Total Gross Expenses before reductions	1,487,023
Expenses reduced and reimbursed by the Advisor	(24,533)
TOTAL NET EXPENSES	1,462,490
NET INVESTMENT INCOME (LOSS)	(248,804)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,548,951
Net realized gains (losses) on futures contracts	3,102,215
Net realized gains (losses) on swap agreements	3,959,580
Change in net unrealized appreciation/depreciation on investment securities	16,647,122
Change in net unrealized appreciation/depreciation on futures contracts	1,157,915
Change in net unrealized appreciation/depreciation on swap agreements	(158,799)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	26,256,984
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$26,008,180

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 173

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(248,804)	$(268,035)
Net realized gains (losses) on investments	8,610,746	1,720,154
Change in net unrealized appreciation/depreciation on investments	17,646,238	(2,859,078)
Change in net assets resulting from operations	26,008,180	(1,406,959)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(709,177)	(7,021,293)
Change in net assets resulting from distributions	(709,177)	(7,021,293)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	353,298,241	207,924,319
Distributions reinvested	709,177	7,021,293
Value of shares redeemed	(340,765,839)	(215,772,099)
Change in net assets resulting from capital transactions	13,241,579	(826,487)
Change in net assets	38,540,582	(9,254,739)

NET ASSETS:
Beginning of period	64,652,733	73,907,472
End of period	$103,193,315	$64,652,733

SHARE TRANSACTIONS:
Issued	7,798,969	4,761,214
Reinvested	15,812	160,707
Redeemed	(7,515,300)	(4,953,805)
Change in shares	299,481	(31,884)

See accompanying notes to financial statements.

174 :: ProFund VP Nasdaq-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$38.09		$42.74		$32.91	$32.56	$34.41

Investment Activities:
Net investment income (loss)(a)	(0.13)		(0.15)		(0.26)	(0.26)	(0.33)
Net realized and unrealized gains (losses) on investments	14.06		(0.08)		10.24	1.97	2.74
Total income (loss) from investment activities	13.93		(0.23)		9.98	1.71	2.41

Distributions to Shareholders From:
Net realized gains on investments	(0.34)		(4.42)		(0.15)	(1.36)	(4.26)

Net Asset Value, End of Period	$51.68		$38.09		$42.74	$32.91	$32.56

Total Return	36.70%		(1.87	)%(b)	30.37%	5.26%	7.45%

Ratios to Average Net Assets:
Gross expenses	1.72%		1.74%		1.71%	1.73%	1.74%
Net expenses	1.69	%(c)	1.67	%(b)	1.68%	1.68%	1.68%
Net investment income (loss)	(0.29)%		(0.34	)%(b)	(0.68)%	(0.82)%	(0.99)%

Supplemental Data:
Net assets, end of period (000's)	$103,193		$64,653		$73,907	$60,499	$77,454
Portfolio turnover rate(d)	9%		6%		4%	4%	9%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and (0.35)%, respectively, and the total return would have been (1.88)%.

(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Oil & Gas :: 175

ProFund VP Oil & Gas (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 8.52%. For the same period, the Index had a total return of 10.41%1 and a volatility of 19.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Oil & Gas	8.52%	-4.42%	0.89%
Dow Jones U.S. Oil & GasSM Index	10.41%	-2.80%	2.62%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Oil & Gas	1.63%	1.63%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.2%
Chevron Corp.	17.9%
ConocoPhillips	5.6%
Schlumberger, Ltd.	4.4%
Phillips 66	3.9%

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89%
Energy Equipment & Services	10%
Electric Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

176 :: ProFund VP Oil & Gas :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (97.9%)

	Shares	Value
Apache Corp. (Oil, Gas & Consumable Fuels)	7,804	$199,704
Apergy Corp.* (Energy Equipment & Services)	1,607	54,284
Baker Hughes Co.—Class A (Energy Equipment & Services)	13,486	345,646
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	8,466	147,393
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,810	293,747
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	24,333	20,089
Chevron Corp. (Oil, Gas & Consumable Fuels)	39,241	4,728,934
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,113	110,911
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	4,170	365,167
ConocoPhillips (Oil, Gas & Consumable Fuels)	22,771	1,480,798
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	1,773	60,814
Core Laboratories N.V. (Energy Equipment & Services)	921	34,694
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	604	24,420
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,540	51,636
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	8,032	208,591
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,344	310,524
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	12,073	1,011,234
EQT Corp. (Oil, Gas & Consumable Fuels)	5,307	57,846
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,229	56,499
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	87,808	6,127,243
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,574	88,081
Halliburton Co. (Energy Equipment & Services)	18,217	445,770
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,251	102,263
Hess Corp. (Oil, Gas & Consumable Fuels)	5,375	359,104
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,082	156,288
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	40,424	855,776
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	16,601	225,442
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	13,476	811,929
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,275	40,882
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,100	83,080
National Oilwell Varco, Inc. (Energy Equipment & Services)	8,007	200,575
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	9,925	246,537
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,539	763,992
OGE Energy Corp. (Electric Utilities)	4,155	184,773
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,572	648,643
Parsley Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	5,836	110,359
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,037	42,389
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,114	66,316
Phillips 66 (Oil, Gas & Consumable Fuels)	9,222	1,027,423
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,438	520,410
Schlumberger, Ltd. (Energy Equipment & Services)	28,730	1,154,946
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,831	197,250
TechnipFMC PLC (Energy Equipment & Services)	8,721	186,978
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	25,154	596,653
Transocean, Ltd.* (Energy Equipment & Services)	11,937	82,127
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,522	798,085
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,357	58,921
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,647	118,810
TOTAL COMMON STOCKS (Cost $12,223,199)		25,863,976

Repurchase Agreements(a) (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $513,038	$513,000	$513,000
TOTAL REPURCHASE AGREEMENTS (Cost $513,000)		513,000
TOTAL INVESTMENT SECURITIES (Cost $12,736,199)—99.8%		26,376,976
Net other assets (liabilities)—0.2%		64,992
NET ASSETS—100.0%		$26,441,968

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 177

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	1/23/20	2.13%	$630,069	$(1,549)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Oil & Gas invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Electric Utilities	$184,773	0.7%
Energy Equipment & Services	2,649,672	10.0%
Oil, Gas & Consumable Fuels	22,941,450	86.9%
Semiconductors & Semiconductor Equipment	88,081	0.3%
Other**	577,992	2.1%
Total	$26,441,968	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

178 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$12,736,199
Securities, at value	25,863,976
Repurchase agreements, at value	513,000
Total Investment Securities, at value	26,376,976
Cash	487
Segregated cash balances for swap agreements with custodian	130,000
Dividends and interest receivable	29,935
Receivable for capital shares issued	156
Prepaid expenses	150
TOTAL ASSETS	26,537,704

LIABILITIES:
Payable for capital shares redeemed	24,390
Unrealized depreciation on swap agreements	1,549
Advisory fees payable	16,321
Management services fees payable	2,176
Administration fees payable	1,782
Administrative services fees payable	12,157
Distribution fees payable	11,818
Trustee fees payable	9
Transfer agency fees payable	2,712
Fund accounting fees payable	1,019
Compliance services fees payable	134
Other accrued expenses	21,669
TOTAL LIABILITIES	95,736
NET ASSETS	$26,441,968
NET ASSETS CONSIST OF:
Capital	$16,841,763
Total distributable earnings (loss)	9,600,205
NET ASSETS	$26,441,968
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	885,566
Net Asset Value (offering and redemption price per share)	$29.86

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$814,584
Interest	10,121
Foreign tax withholding	(287)
Income from securities lending	153
TOTAL INVESTMENT INCOME	824,571

EXPENSES:
Advisory fees	194,224
Management services fees	25,896
Administration fees	21,954
Transfer agency fees	16,841
Administrative services fees	69,856
Distribution fees	64,741
Custody fees	2,552
Fund accounting fees	12,736
Trustee fees	646
Compliance services fees	298
Other fees	35,693
TOTAL NET EXPENSES	445,437
NET INVESTMENT INCOME (LOSS)	379,134
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,215,901
Net realized gains (losses) on swap agreements	76,090
Change in net unrealized appreciation/depreciation on investment securities	636,858
Change in net unrealized appreciation/depreciation on swap agreements	(30,695)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,898,154
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,277,288

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 179

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$379,134	$373,268
Net realized gains (losses) on investments	1,291,991	4,548,875
Change in net unrealized appreciation/depreciation on investments	606,163	(12,177,922)
Change in net assets resulting from operations	2,277,288	(7,255,779)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(1,174,970)	(641,763)
Change in net assets resulting from distributions	(1,174,970)	(641,763)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,342,848	38,617,332
Distributions reinvested	1,174,970	641,763
Value of shares redeemed	(18,961,207)	(47,441,713)
Change in net assets resulting from capital transactions	(443,389)	(8,182,618)
Change in net assets	658,929	(16,080,160)

NET ASSETS:
Beginning of period	25,783,039	41,863,199
End of period	$26,441,968	$25,783,039

SHARE TRANSACTIONS:
Issued	571,758	1,040,042
Reinvested	42,418	16,880
Redeemed	(617,849)	(1,301,217)
Change in shares	(3,673)	(244,295)

See accompanying notes to financial statements.

180 :: ProFund VP Oil & Gas :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$28.99		$36.93		$38.63	$31.52	$44.55

Investment Activities:
Net investment income (loss)(a)	0.45		0.36		0.53	0.37	0.50
Net realized and unrealized gains (losses) on investments	1.90		(7.68)		(1.78)	7.22	(9.97)
Total income (loss) from investment activities	2.35		(7.32)		(1.25)	7.59	(9.47)

Distributions to Shareholders From:
Net investment income	(0.44)		(0.62)		(0.45)	(0.48)	(0.26)
Net realized gains on investments	(1.04)		—		—	—	(3.30)
Total distributions	(1.48)		(0.62)		(0.45)	(0.48)	(3.56)

Net Asset Value, End of Period	$29.86		$28.99		$36.93	$38.63	$31.52

Total Return	8.52%		(20.22	)%(b)	(3.17)%	24.18%	(23.37)%

Ratios to Average Net Assets:
Gross expenses	1.72%		1.72%		1.69%	1.70%	1.70%
Net expenses	1.72	%(c)	1.65	%(b)	1.68%	1.68%	1.68%
Net investment income (loss)	1.46%		0.99	%(b)	1.52%	1.07%	1.28%

Supplemental Data:
Net assets, end of period (000's)	$26,442		$25,783		$41,863	$55,134	$40,300
Portfolio turnover rate(d)	38%		76%		35%	50%	32%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and 0.96%, respectively, and the total return would have been (20.26)%.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Pharmaceuticals :: 181

ProFund VP Pharmaceuticals (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select PharmaceuticalsSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 14.04%. For the same period, the Index had a total return of 15.86%1 and a volatility of 15.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include, among others, the makers of prescription and over-the-counter drugs. The Index includes vaccine producers, but excludes vitamin producers.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Pharmaceuticals	14.04%	3.49%	9.30%
Dow Jones U.S. Select PharmaceuticalsSM Index	15.86%	2.85%	12.70%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Pharmaceuticals	1.61%	1.61%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	21.6%
Merck & Co., Inc.	18.6%
Eli Lilly & Co.	4.5%
Zoetis, Inc.	4.5%
Bristol-Myers Squibb Co.	4.3%

Dow Jones U.S. Select PharmaceuticalsSM Index – Composition

% of Index
Pharmaceuticals	97%
Biotechnology	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

182 :: ProFund VP Pharmaceuticals :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (96.9%)

	Shares	Value
Aerie Pharmaceuticals, Inc.*(Pharmaceuticals)	2,164	$52,304
Akorn, Inc.* (Pharmaceuticals)	4,913	7,370
Allergan PLC (Pharmaceuticals)	3,040	581,157
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,762	21,444
Amicus Therapeutics, Inc.* (Biotechnology)	13,227	128,830
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	5,710	27,522
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,779	34,317
Arvinas, Inc.* (Pharmaceuticals)	788	32,379
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,383	142,947
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,094	583,744
Cara Therapeutics, Inc.* (Biotechnology)	2,182	35,152
Catalent, Inc.* (Pharmaceuticals)	7,593	427,486
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	4,975	18,656
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,340	64,614
Dermira, Inc.* (Pharmaceuticals)	2,435	36,915
Elanco Animal Health, Inc.* (Pharmaceuticals)	19,358	570,093
Eli Lilly & Co. (Pharmaceuticals)	4,699	617,589
Endo International PLC* (Pharmaceuticals)	10,477	49,137
Horizon Therapeutics PLC* (Pharmaceuticals)	9,720	351,864
Innoviva, Inc.* (Pharmaceuticals)	3,470	49,135
Intersect ENT, Inc.* (Pharmaceuticals)	1,636	40,736
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	2,380	81,658
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	8,139	108,330
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	2,935	438,137
Johnson & Johnson (Pharmaceuticals)	20,128	2,936,070
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	424	38,631
Merck & Co., Inc. (Pharmaceuticals)	27,887	2,536,322
Mylan N.V.* (Pharmaceuticals)	26,787	538,419
Myokardia, Inc.* (Pharmaceuticals)	2,398	174,778
Omeros Corp.*(a) (Pharmaceuticals)	2,616	36,859
Pacira Biosciences, Inc.* (Pharmaceuticals)	2,165	98,075
Perrigo Co. PLC (Pharmaceuticals)	7,064	364,926
Pfizer, Inc. (Pharmaceuticals)	14,850	581,823
Phibro Animal Health Corp.— Class A (Pharmaceuticals)	1,054	26,171
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,607	105,584
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	1,325	270,870
Revance Therapeutics, Inc.* (Pharmaceuticals)	2,208	35,836
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	5,866	21,352
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	11,542	27,932
Theravance Biopharma, Inc.* (Pharmaceuticals)	2,239	$57,968
Tricida, Inc.* (Pharmaceuticals)	1,389	52,421
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,770	45,456
WaVe Life Sciences, Ltd.*(a) (Pharmaceuticals)	911	7,302
Zoetis, Inc. (Pharmaceuticals)	4,594	608,015
Zogenix, Inc.* (Pharmaceuticals)	2,159	112,549
TOTAL COMMON STOCKS (Cost $8,960,247)		13,178,875

Repurchase Agreements(b)(2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25% – 1.45%, dated 12/31/19, due 1/2/20, total to be received $337,025	$337,000	$337,000
TOTAL REPURCHASE AGREEMENTS (Cost $337,000)		337,000

Collateral for Securities Loaned (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio — Institutional Shares, 1.66%(c)	46,616	$46,616
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(c)	16,169	16,169
Invesco Government & Agency Portfolio — Institutional Shares, 1.59%(c)	5,207	5,207
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $67,992)		67,992
TOTAL INVESTMENT SECURITIES (Cost $9,365,239)—99.9%		13,583,867
Net other assets (liabilities)—0.1%		19,959
NET ASSETS—100.0%		$13,603,826

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $60,632.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 183

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	1/23/20	2.13%	$441,346	$(4,033)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)

Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Biotechnology	$417,851	3.1%
Pharmaceuticals	12,761,024	93.8%
Other**	424,951	3.1%
Total	$13,603,826	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

184 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$9,365,239
Securities, at value(a)	13,246,867
Repurchase agreements, at value	337,000
Total Investment Securities, at value	13,583,867
Cash	794
Segregated cash balances for swap agreements with custodian	120,000
Dividends and interest receivable	17,365
Prepaid expenses	78
TOTAL ASSETS	13,722,104

LIABILITIES:
Payable for capital shares redeemed	12,672
Payable for collateral for securities loaned	67,992
Unrealized depreciation on swap agreements	4,033
Advisory fees payable	8,474
Management services fees payable	1,130
Administration fees payable	932
Administrative services fees payable	6,519
Distribution fees payable	6,535
Transfer agency fees payable	1,343
Fund accounting fees payable	538
Compliance services fees payable	68
Other accrued expenses	8,042
TOTAL LIABILITIES	118,278
NET ASSETS	$13,603,826
NET ASSETS CONSIST OF:
Capital	$11,282,846
Total distributable earnings (loss)	2,320,980
NET ASSETS	$13,603,826
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	396,695
Net Asset Value (offering and redemption price per share)	$34.29
(a) Includes securities on loan valued at:	$60,632

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$218,653
Interest	6,802
Income from securities lending	7,191
TOTAL INVESTMENT INCOME	232,646

EXPENSES:
Advisory fees	96,924
Management services fees	12,923
Administration fees	10,994
Transfer agency fees	8,412
Administrative services fees	33,979
Distribution fees	32,308
Custody fees	2,215
Fund accounting fees	6,410
Trustee fees	322
Compliance services fees	157
Audit fees	12,126
Other fees	8,400
Total Gross Expenses before reductions	225,170
Less fees paid indirectly	(1,375)
Expenses reduced and reimbursed by the Advisor	(6,350)
TOTAL NET EXPENSES	217,445
NET INVESTMENT INCOME (LOSS)	15,201
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(151,464)
Net realized gains (losses) on swap agreements	25,837
Change in net unrealized appreciation/depreciation on investment securities	1,801,521
Change in net unrealized appreciation/depreciation on swap agreements	(15,377)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,660,517
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,675,718

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 185

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$15,201	$105,596
Net realized gains (losses) on investments	(125,627)	2,461,679
Change in net unrealized appreciation/depreciation on investments	1,786,144	(3,616,531)
Change in net assets resulting from operations	1,675,718	(1,049,256)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(1,644,528)	(538,480)
Change in net assets resulting from distributions	(1,644,528)	(538,480)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,135,082	20,456,127
Distributions reinvested	1,644,528	538,480
Value of shares redeemed	(14,039,833)	(22,851,943)
Change in net assets resulting from capital transactions	(260,223)	(1,857,336)
Change in net assets	(229,033)	(3,445,072)

NET ASSETS:
Beginning of period	13,832,859	17,277,931
End of period	$13,603,826	$13,832,859

SHARE TRANSACTIONS:
Issued	356,716	525,605
Reinvested	54,275	14,912
Redeemed	(411,187)	(592,014)
Change in shares	(196)	(51,497)

See accompanying notes to financial statements.

186 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$34.85	$38.53	$35.42	$39.47	$38.89

Investment Activities:
Net investment income (loss)(a)	0.04	0.25	0.33	0.29	0.24
Net realized and unrealized gains (losses) on investments	4.22	(2.58)	3.34	(1.63)	1.50
Total income (loss) from investment activities	4.26	(2.33)	3.67	(1.34)	1.74

Distributions to Shareholders From:
Net investment income	(0.31)	(0.42)	(0.39)	(0.38)	(0.19)
Net realized gains on investments	(4.51)	(0.93)	(0.17)	(2.33)	(0.97)
Total distributions	(4.82)	(1.35)	(0.56)	(2.71)	(1.16)

Net Asset Value, End of Period	$34.29	$34.85	$38.53	$35.42	$39.47

Total Return	14.04%	(6.20)%	10.36%	(3.73)%	4.44%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.76%	1.70%	1.71%	1.72%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.12%	0.65%	0.88%	0.76%	0.59%

Supplemental Data:
Net assets, end of period (000's)	$13,604	$13,833	$17,278	$19,878	$30,710
Portfolio turnover rate(b)	126%	261%	219%	247%	254%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Precious Metals :: 187

ProFund VP Precious Metals (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 45.98%. For the same period, the Index had a return of 49.64%1 and a volatility of 26.03%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Precious Metals	45.98%	6.83%	-4.93%
Dow Jones Precious MetalsSM Index	49.64%	9.58%	-2.61%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Precious Metals	1.61%	1.61%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	89%
Silver	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

188 :: ProFund VP Precious Metals :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (87.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $28,405,118	$28,403,000	$28,403,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,403,000)		28,403,000
TOTAL INVESTMENT SECURITIES (Cost $28,403,000)—87.7%		28,403,000
Net other assets (liabilities)—12.3%		3,991,513
NET ASSETS—100.0%		$32,394,513

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $3,551,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	1/23/20	2.13%	$15,815,142	$752,455
Dow Jones Precious Metals Index	UBS AG	1/23/20	2.38%	16,548,012	713,338
				$32,363,154	$1,465,793

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 189

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$28,403,000
Repurchase agreements, at value	28,403,000
Total Investment Securities, at value	28,403,000
Cash	919
Interest receivable	1,059
Unrealized appreciation on swap agreements	1,465,793
Receivable for capital shares issued	2,603,106
Prepaid expenses	112
TOTAL ASSETS	32,473,989

LIABILITIES:
Payable for capital shares redeemed	11,094
Advisory fees payable	18,460
Management services fees payable	2,461
Administration fees payable	1,795
Administrative services fees payable	12,768
Distribution fees payable	12,487
Trustee fees payable	10
Transfer agency fees payable	3,108
Fund accounting fees payable	1,106
Compliance services fees payable	160
Other accrued expenses	16,027
TOTAL LIABILITIES	79,476
NET ASSETS	$32,394,513
NET ASSETS CONSIST OF:
Capital	$93,321,753
Total distributable earnings (loss)	(60,927,240)
NET ASSETS	$32,394,513
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,298,839
Net Asset Value (offering and redemption price per share)	$24.94

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$498,535

EXPENSES:
Advisory fees	182,481
Management services fees	24,331
Administration fees	19,684
Transfer agency fees	15,927
Administrative services fees	69,077
Distribution fees	60,827
Custody fees	4,948
Fund accounting fees	11,870
Trustee fees	601
Compliance services fees	324
Other fees	29,563
Total Gross Expenses before reductions	419,633
Expenses reduced and reimbursed by the Advisor	(10,876)
TOTAL NET EXPENSES	408,757
NET INVESTMENT INCOME (LOSS)	89,778
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	7,245,134
Change in net unrealized appreciation/depreciation on swap agreements	1,498,482
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,743,616
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,833,394

See accompanying notes to financial statements.

190 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$89,778	$8,874
Net realized gains (losses) on investments	7,245,134	(3,249,586)
Change in net unrealized appreciation/depreciation on investments	1,498,482	32,692
Change in net assets resulting from operations	8,833,394	(3,208,020)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(8,874)	—
Change in net assets resulting from distributions	(8,874)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	57,439,083	46,670,834
Distributions reinvested	8,874	—
Value of shares redeemed	(52,878,475)	(48,748,726)
Change in net assets resulting from capital transactions	4,569,482	(2,077,892)
Change in net assets	13,394,002	(5,285,912)

NET ASSETS:
Beginning of period	19,000,511	24,286,423
End of period	$32,394,513	$19,000,511

SHARE TRANSACTIONS:
Issued	2,810,479	2,644,953
Reinvested	382	—
Redeemed	(2,623,427)	(2,763,216)
Change in shares	187,434	(118,263)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 191

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$17.10	$19.75	$18.76	$12.04	$17.93

Investment Activities:
Net investment income (loss)(a)	0.07	0.01	(0.18)	(0.30)	(0.26)
Net realized and unrealized gains (losses) on investments	7.78	(2.66)	1.17	7.02	(5.63)
Total income (loss) from investment activities	7.85	(2.65)	0.99	6.72	(5.89)

Distributions to Shareholders From:
Net investment income	(0.01)	—	—	—	—

Net Asset Value, End of Period	$24.94	$17.10	$19.75	$18.76	$12.04

Total Return	45.98%	(13.47)%	5.28%	55.81%	(32.85)%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.75%	1.70%	1.70%	1.76%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.37%	0.04%	(0.88)%	(1.41)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$32,395	$19,001	$24,286	$28,560	$17,515
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

192 :: ProFund VP Real Estate :: Management Discussion of Fund Performance

ProFund VP Real Estate (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 26.76%. For the same period, the Index had a total return of 28.92%1 and a volatility of 11.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts ("REITs") that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate and real estate related loans or interests.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Real Estate	26.76%	6.50%	10.13%
Dow Jones U.S. Real EstateSM Index	28.92%	8.35%	11.96%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Real Estate	1.71%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	8.0%
Crown Castle International Corp.	4.6%
Prologis, Inc.	4.4%
Equinix, Inc.	3.9%
Simon Property Group, Inc.	3.6%

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Mortgage Real Estate Investment Trusts (REITs)	4%
Real Estate Management & Development	3%
Professional Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Real Estate :: 193

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (98.7%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,086	$28,160
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	6,755	119,428
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,437	232,190
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,717	80,751
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	3,185	83,479
American Tower Corp. (Equity Real Estate Investment Trusts)	5,533	1,271,595
Americold Realty Trust (Equity Real Estate Investment Trusts)	2,395	83,969
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	17,863	168,269
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	1,860	96,069
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	2,628	42,705
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,745	365,927
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	1,677	62,418
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,797	247,734
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	2,199	34,634
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,720	80,389
Camden Property Trust (Equity Real Estate Investment Trusts)	1,210	128,381
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	4,181	256,253
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	2,338	48,069
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	6,086	28,909
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,460	30,529
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,487	25,844
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	470	52,696
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,401	41,161
CoStar Group, Inc.* (Professional Services)	458	274,021
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,832	75,478
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	5,193	738,185
CubeSmart (Equity Real Estate Investment Trusts)	2,418	76,119
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,414	92,518
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,499	27,689
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,608	312,282
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,058	90,346
Duke Realty Corp. (Equity Real Estate Investment Trusts)	4,592	159,205
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	480	63,682
EPR Properties (Equity Real Estate Investment Trusts)	979	69,157
Equinix, Inc. (Equity Real Estate Investment Trusts)	1,065	621,641
Equity Commonwealth (Equity Real Estate Investment Trusts)	1,524	50,025
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	2,276	160,208
Equity Residential (Equity Real Estate Investment Trusts)	4,360	352,811
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	825	248,210
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,618	170,893
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	877	112,896
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,585	65,793
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	2,548	109,691
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,671	55,761
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	2,588	78,365
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	6,183	213,128
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,296	63,387
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	8,959	166,189
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,937	72,928
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,784	29,704
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	6,725	201,548
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	3,586	114,286
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,475	58,838
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	644	112,114
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,218	102,190
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	5,274	109,225
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,074	95,865
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,095	32,869
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,970	118,299
Life Storage, Inc. (Equity Real Estate Investment Trusts)	583	63,127
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,131	26,160

See accompanying notes to financial statements.

194 :: ProFund VP Real Estate :: Financial Statements

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	6,463	$136,434
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	5,643	43,169
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,425	187,901
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	549	44,733
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,144	114,961
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	5,190	83,611
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,729	115,573
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,793	48,088
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	2,514	34,995
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,991	77,377
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,631	43,727
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,315	43,846
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,571	34,939
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	840	36,347
Prologis, Inc. (Equity Real Estate Investment Trusts)	7,891	703,404
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	251	41,382
Public Storage (Equity Real Estate Investment Trusts)	1,877	399,726
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,615	52,907
Realty Income Corp. (Equity Real Estate Investment Trusts)	4,070	299,674
Regency Centers Corp. (Equity Real Estate Investment Trusts)	2,092	131,984
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,666	35,724
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,386	63,299
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,129	37,726
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	681	59,015
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,419	51,621
SBA Communications Corp. (Equity Real Estate Investment Trusts)	1,407	339,073
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,971	25,075
Service Properties Trust (Equity Real Estate Investment Trusts)	2,056	50,022
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	3,834	571,113
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,862	26,105
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,019	93,626
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,245	61,229
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,522	87,557
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,668	99,356
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	1,158	173,816
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,808	39,087
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	765	23,784
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,515	25,164
The Howard Hughes Corp.* (Real Estate Management & Development)	541	68,599
The Macerich Co. (Equity Real Estate Investment Trusts)	1,377	37,069
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	3,408	49,825
UDR, Inc. (Equity Real Estate Investment Trusts)	3,661	170,969
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,438	27,581
Ventas, Inc. (Equity Real Estate Investment Trusts)	4,656	268,837
VEREIT, Inc. (Equity Real Estate Investment Trusts)	13,335	123,215
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	5,758	147,117
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,979	131,604
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,007	29,384
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,511	47,204
Welltower, Inc. (Equity Real Estate Investment Trusts)	5,068	414,461
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	9,308	281,102
WP Carey, Inc. (Equity Real Estate Investment Trusts)	2,152	172,246
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,407	30,405
TOTAL COMMON STOCKS (Cost $8,011,704)		15,731,180

Repurchase Agreements(a) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $146,011	$146,000	$146,000
TOTAL REPURCHASE AGREEMENTS (Cost $146,000)		146,000
TOTAL INVESTMENT SECURITIES (Cost $8,157,704)—99.6%		15,877,180
Net other assets (liabilities)—0.4%		67,943
NET ASSETS—100.0%		$15,945,123

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 195

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	1/23/20	2.13%	$219,309	$3,760

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$14,328,143	90.0%
Mortgage Real Estate Investment Trusts	692,050	4.3%
Professional Services	274,021	1.7%
Real Estate Management & Development	436,966	2.7%
Other**	213,943	1.3%
Total	$15,945,123	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

196 :: ProFund VP Real Estate :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$8,157,704
Securities, at value	15,731,180
Repurchase agreements, at value	146,000
Total Investment Securities, at value	15,877,180
Cash	749
Dividends and interest receivable	81,312
Unrealized appreciation on swap agreements	3,760
Receivable for investments sold	493,818
Prepaid expenses	81
TOTAL ASSETS	16,456,900

LIABILITIES:
Payable for capital shares redeemed	470,319
Advisory fees payable	10,955
Management services fees payable	1,461
Administration fees payable	1,155
Administrative services fees payable	7,522
Distribution fees payable	8,017
Transfer agency fees payable	2,050
Fund accounting fees payable	682
Compliance services fees payable	101
Other accrued expenses	9,515
TOTAL LIABILITIES	511,777
NET ASSETS	$15,945,123
NET ASSETS CONSIST OF:
Capital	$9,489,753
Total distributable earnings (loss)	6,455,370
NET ASSETS	$15,945,123
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	245,129
Net Asset Value (offering and redemption price per share)	$65.05

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$481,500
Interest	9,546
Income from securities lending	38
TOTAL INVESTMENT INCOME	491,084

EXPENSES:
Advisory fees	128,671
Management services fees	17,156
Administration fees	14,724
Transfer agency fees	11,207
Administrative services fees	47,518
Distribution fees	42,890
Custody fees	2,553
Fund accounting fees	8,716
Trustee fees	408
Compliance services fees	233
Other fees	20,257
Total Gross Expenses before reductions	294,333
Expenses reduced and reimbursed by the Advisor	(6,110)
TOTAL NET EXPENSES	288,223
NET INVESTMENT INCOME (LOSS)	202,861
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	25,446
Net realized gains (losses) on swap agreements	86,516
Change in net unrealized appreciation/depreciation on investment securities	3,154,660
Change in net unrealized appreciation/depreciation on swap agreements	(5,225)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,261,397
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,464,258

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 197

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$202,861	$183,702
Net realized gains (losses) on investments	111,962	1,142,572
Change in net unrealized appreciation/depreciation on investments	3,149,435	(2,080,789)
Change in net assets resulting from operations	3,464,258	(754,515)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(1,051,102)	(1,361,143)
Change in net assets resulting from distributions	(1,051,102)	(1,361,143)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	33,259,408	12,465,066
Distributions reinvested	1,051,102	1,361,143
Value of shares redeemed	(31,162,524)	(12,745,940)
Change in net assets resulting from capital transactions	3,147,986	1,080,269
Change in net assets	5,561,142	(1,035,389)

NET ASSETS:
Beginning of period	10,383,981	11,419,370
End of period	$15,945,123	$10,383,981

SHARE TRANSACTIONS:
Issued	525,980	209,253
Reinvested	16,699	23,854
Redeemed	(488,036)	(213,948)
Change in shares	54,643	19,159

See accompanying notes to financial statements.

198 :: ProFund VP Real Estate :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$54.51	$66.65	$65.02	$62.61	$62.83

Investment Activities:
Net investment income (loss)(a)	0.75	1.09	1.02	0.84	0.64
Net realized and unrealized gains (losses) on investments	13.65	(4.66)	4.13	2.76	(0.44)
Total income (loss) from investment activities	14.40	(3.57)	5.15	3.60	0.20

Distributions to Shareholders From:
Net investment income	(1.06)	(1.36)	(0.66)	(1.19)	(0.42)
Net realized gains on investments	(2.80)	(7.21)	(2.86)	—	—
Total distributions	(3.86)	(8.57)	(3.52)	(1.19)	(0.42)

Net Asset Value, End of Period	$65.05	$54.51	$66.65	$65.02	$62.61

Total Return	26.76%	(5.70)%	8.05%	5.72%	0.32%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.69%	1.68%	1.68%	1.68%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.18%	1.82%	1.52%	1.29%	1.02%

Supplemental Data:
Net assets, end of period (000's)	$15,945	$10,384	$11,419	$13,217	$22,086
Portfolio turnover rate(b)	126%	82%	135%	146%	136%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Rising Rates Opportunity :: 199

ProFund VP Rising Rates Opportunity (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the movement of the most recently issued 30-Year U.S. Treasury Bond (the "Long Bond") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond's performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond falls. For the year ended December 31, 2019, the Fund had a total return of -17.41%. For the same period, the Long Bond, as measured by the Ryan Labs Returns Treasury Yield Curve 30 Year Index1, had a total return of 16.57%2 and a volatility of 13.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2019, the most recent Long Bond carried a maturity date of 11/15/49 and a 2.375% coupon.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Rising Rates Opportunity	-17.41%	-6.69%	-11.93%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	16.57%	3.82%	7.24%

Expense Ratios**

Fund	Gross	Net
ProFund VP Rising Rates Opportunity	1.65%	1.65%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(122)%
Total Exposure	(122)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The Ryan Labs Returns Treasury Yield Curve 30 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30 Year Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.
[2]	The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

200 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (97.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $5,802,433	$5,802,000	$5,802,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,802,000)		5,802,000
TOTAL INVESTMENT SECURITIES (Cost $5,802,000)—97.3%		5,802,000
Net other assets (liabilities)—2.7%		159,874
NET ASSETS—100.0%		$5,961,874

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $88,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.375% due on 11/15/49	Citibank North America	1/15/20	(1.30)%	$(3,498,359)	$50,177
30-Year U.S. Treasury Bond, 2.375% due on 11/15/49	Societe' Generale	1/15/20	(1.31)%	(3,798,219)	59,367
				$(7,296,578)	$109,544

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 201

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$5,802,000
Repurchase agreements, at value	5,802,000
Total Investment Securities, at value	5,802,000
Cash	234
Interest receivable	216
Unrealized appreciation on swap agreements	109,544
Receivable for capital shares issued	84,712
Prepaid expenses	49
TOTAL ASSETS	5,996,755

LIABILITIES:
Payable for capital shares redeemed	19,104
Advisory fees payable	3,072
Management services fees payable	410
Administration fees payable	401
Administrative services fees payable	2,167
Distribution fees payable	2,818
Transfer agency fees payable	614
Fund accounting fees payable	226
Compliance services fees payable	30
Other accrued expenses	6,039
TOTAL LIABILITIES	34,881
NET ASSETS	$5,961,874
NET ASSETS CONSIST OF:
Capital	$32,840,840
Total distributable earnings (loss)	(26,878,966)
NET ASSETS	$5,961,874
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	156,030
Net Asset Value (offering and redemption price per share)	$38.21

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$164,040

EXPENSES:
Advisory fees	56,619
Management services fees	7,549
Administration fees	6,407
Transfer agency fees	4,919
Administrative services fees	17,107
Distribution fees	18,873
Custody fees	1,596
Fund accounting fees	3,660
Trustee fees	201
Compliance services fees	87
Other fees	10,870
Total Gross Expenses before reductions	127,888
Expenses reduced and reimbursed by the Advisor	(1,638)
TOTAL NET EXPENSES	126,250
NET INVESTMENT INCOME (LOSS)	37,790
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(4,535)
Net realized gains (losses) on swap agreements	(2,196,425)
Change in net unrealized appreciation/depreciation on swap agreements	343,086
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,857,874)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,820,084)

See accompanying notes to financial statements.

202 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$37,790	$13,475
Net realized gains (losses) on investments	(2,200,960)	423,363
Change in net unrealized appreciation/depreciation on investments	343,086	(322,162)
Change in net assets resulting from operations	(1,820,084)	114,676

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(336,149)	—
Change in net assets resulting from distributions	(336,149)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	51,956,491	52,335,196
Distributions reinvested	336,149	—
Value of shares redeemed	(54,115,854)	(50,134,514)
Change in net assets resulting from capital transactions	(1,823,214)	2,200,682
Change in net assets	(3,979,447)	2,315,358

NET ASSETS:
Beginning of period	9,941,321	7,625,963
End of period	$5,961,874	$9,941,321

SHARE TRANSACTIONS:
Issued	1,206,219	1,038,092
Reinvested	8,974	—
Redeemed	(1,263,895)	(996,971)
Change in shares	(48,702)	41,121

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 203

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016 (a)	Year Ended Dec. 31, 2015 (a)
Net Asset Value, Beginning of Period	$48.56	$46.61	$52.91	$55.80	$56.72

Investment Activities:
Net investment income (loss)(b)	0.21	0.06	(0.46)	(0.68)	(0.90)
Net realized and unrealized gains (losses) on investments	(8.70)	1.89	(5.84)	(2.21)	(0.02)
Total income (loss) from investment activities	(8.49)	1.95	(6.30)	(2.89)	(0.92)

Distributions to Shareholders From:
Net investment income	(0.08)	—	—	—	—
Net realized gains on investments	(1.78)	—	—	—	—
Total distributions	(1.86)	—	—	—	—

Net Asset Value, End of Period	$38.21	$48.56	$46.61	$52.91	$55.80

Total Return	(17.41)%	4.16%	(11.90)%	(5.16)%	(1.59)%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.64%	1.70%	1.68%	1.68%
Net expenses	1.67%	1.64%	1.68%	1.68%	1.68%
Net investment income (loss)	0.50%	0.12%	(0.91)%	(1.41)%	(1.63)%

Supplemental Data:
Net assets, end of period (000's)	$5,962	$9,941	$7,626	$18,676	$15,753
Portfolio turnover rate(c)	—	—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

204 :: ProFund VP Semiconductor :: Management Discussion of Fund Performance

ProFund VP Semiconductor (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 49.77%. For the same period, the Index had a return of 52.46%1 and a volatility of 25.53%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Semiconductor	49.77%	17.72%	15.44%
Dow Jones U.S. SemiconductorsSM Index	52.46%	19.87%	17.51%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Semiconductor	1.67%	1.67%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	19%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	17.2%
NVIDIA Corp.	9.5%
Broadcom, Inc.	8.3%
Texas Instruments, Inc.	7.9%
Qualcomm, Inc.	6.7%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Semiconductor :: 205

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (81.3%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,015	$321,708
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,320	275,709
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,820	355,253
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,499	789,733
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	364	29,997
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	678	31,290
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,326	54,266
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	850	42,577
Intel Corp. (Semiconductors & Semiconductor Equipment)	27,404	1,640,128
InterDigital, Inc. (Communications Equipment)	196	10,680
KLA Corp. (Semiconductors & Semiconductor Equipment)	994	177,101
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	914	267,254
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	4,201	111,579
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,705	104,875
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,506	157,708
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,975	375,116
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	343	37,733
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	255	45,395
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,855	907,081
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,587	63,071
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	732	85,080
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,193	634,638
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	417	22,059
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	274	31,779
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,073	129,704
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,056	72,009
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,889	755,500
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	267	55,021
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,584	154,868
TOTAL COMMON STOCKS (Cost $2,969,434)		7,738,912

Repurchase Agreements(a) (2.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $245,018	$245,000	$245,000
TOTAL REPURCHASE AGREEMENTS (Cost $245,000)		245,000
TOTAL INVESTMENT SECURITIES (Cost $3,214,434)—83.9%		7,983,912
Net other assets (liabilities)—16.1%		1,533,485
NET ASSETS—100.0%		$9,517,397

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

206  :: ProFund VP Semiconductor :: Financial Statements

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	1/23/20	2.13%	$1,768,375	$(1,306)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Communications Equipment	$10,680	0.1%
Semiconductors & Semiconductor Equipment	7,728,232	81.2%
Other**	1,778,485	18.7%
Total	$9,517,397	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 207

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$3,214,434
Securities, at value	7,738,912
Repurchase agreements, at value	245,000
Total Investment Securities, at value	7,983,912
Cash	866
Segregated cash balances for swap agreements with custodian	110,000
Dividends and interest receivable	2,391
Receivable for investments sold	1,500,690
Prepaid expenses	39
TOTAL ASSETS	9,597,898

LIABILITIES:
Payable for capital shares redeemed	53,610
Unrealized depreciation on swap agreements	1,306
Advisory fees payable	7,790
Management services fees payable	1,039
Administration fees payable	857
Administrative services fees payable	4,563
Distribution fees payable	5,105
Transfer agency fees payable	1,102
Fund accounting fees payable	492
Compliance services fees payable	54
Other accrued expenses	4,583
TOTAL LIABILITIES	80,501
NET ASSETS	$9,517,397
NET ASSETS CONSIST OF:
Capital	$4,543,815
Total distributable earnings (loss)	4,973,582
NET ASSETS	$9,517,397
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	157,033
Net Asset Value (offering and redemption price per share)	$60.61

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$167,415
Interest	4,327
Income from securities lending	1
TOTAL INVESTMENT INCOME	171,743

EXPENSES:
Advisory fees	62,112
Management services fees	8,282
Administration fees	6,887
Transfer agency fees	5,305
Administrative services fees	20,912
Distribution fees	20,704
Custody fees	1,641
Fund accounting fees	4,042
Trustee fees	186
Compliance services fees	99
Other fees	8,538
Total Gross Expenses before reductions	138,708
Less fees paid indirectly	(1,042)
TOTAL NET EXPENSES	137,666
NET INVESTMENT INCOME (LOSS)	34,077
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	321,723
Net realized gains (losses) on swap agreements	176,283
Change in net unrealized appreciation/depreciation on investment securities	2,436,860
Change in net unrealized appreciation/depreciation on swap agreements	(10,641)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,924,225
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,958,302

See accompanying notes to financial statements.

208 :: ProFund VP Semiconductor :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$34,077	$28,735
Net realized gains (losses) on investments	498,006	927,615
Change in net unrealized appreciation/depreciation on investments	2,426,219	(1,650,933)
Change in net assets resulting from operations	2,958,302	(694,583)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(646,386)	(713,683)
Change in net assets resulting from distributions	(646,386)	(713,683)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,375,196	15,620,744
Distributions reinvested	646,386	713,683
Value of shares redeemed	(39,180,112)	(20,621,699)
Change in net assets resulting from capital transactions	1,841,470	(4,287,272)
Change in net assets	4,153,386	(5,695,538)

NET ASSETS:
Beginning of period	5,364,011	11,059,549
End of period	$9,517,397	$5,364,011

SHARE TRANSACTIONS:
Issued	753,788	283,966
Reinvested	13,436	12,871
Redeemed	(731,107)	(385,322)
Change in shares	36,117	(88,485)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Semiconductor :: 209

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$44.36	$52.82	$39.06	$30.62	$32.67

Investment Activities:
Net investment income (loss)(a)	0.22	0.17	(0.06)	0.18	0.06
Net realized and unrealized gains (losses) on investments	20.66	(4.81)	13.95	8.29	(1.01)
Total income (loss) from investment activities	20.88	(4.64)	13.89	8.47	(0.95)

Distributions to Shareholders From:
Net investment income	(0.15)	—	(0.13)	(0.03)	(0.21)
Net realized gains on investments	(4.48)	(3.82)	—	—	(0.89)
Total distributions	(4.63)	(3.82)	(0.13)	(0.03)	(1.10)

Net Asset Value, End of Period	$60.61	$44.36	$52.82	$39.06	$30.62

Total Return	49.77%	(10.23)%	35.55%	27.71%	(2.88)%

Ratios to Average Net Assets:
Gross expenses	1.67%	1.65%	1.68%	1.68%	1.68%
Net expenses	1.66%	1.65%	1.68%	1.68%	1.68%
Net investment income (loss)	0.41%	0.31%	(0.12)%	0.51%	0.20%

Supplemental Data:
Net assets, end of period (000's)	$9,517	$5,364	$11,060	$6,977	$4,604
Portfolio turnover rate(b)	561%	249%	297%	474%	480%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

210 :: ProFund VP Short Dow 30 :: Management Discussion of Fund Performance

ProFund VP Short Dow 30 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones Industrial Average® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2019, the Fund had a total return of -19.25%. For the same period, the Index had a total return of 25.34%1 and a volatility of 12.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Dow 30 from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Short Dow 30	-19.25%	-12.44%	-15.23%
Dow Jones Industrial Average®	25.34%	12.59%	13.40%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Dow 30	1.83%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® Index – Composition

% of Index
Information Technology	20%
Industrials	19%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Consumer Staples	9%
Communication Services	5%
Energy	5%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Dow 30 :: 211

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (95.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.42%, dated 12/31/19, due 1/2/20, total to be received $11,001	$11,000	$11,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,000)		11,000
TOTAL INVESTMENT SECURITIES (Cost $11,000)—95.4%		11,000
Net other assets (liabilities)—4.6%		528
NET ASSETS—100.0%		$11,528

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $11,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	1/27/20	(1.83)%	$(7,119)	$27
Dow Jones Industrial Average	UBS AG	1/27/20	(1.83)%	(4,385)	18
				$(11,504)	$45

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

212 :: ProFund VP Short Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$11,000
Repurchase agreements, at value	11,000
Total Investment Securities, at value	11,000
Cash	517
Unrealized appreciation on swap agreements	45
TOTAL ASSETS	11,562

LIABILITIES:
Advisory fees payable	17
Management services fees payable	2
Administration fees payable	1
Administrative services fees payable	2
Distribution fees payable	4
Transfer agency fees payable	1
Other accrued expenses	7
TOTAL LIABILITIES	34
NET ASSETS	$11,528
NET ASSETS CONSIST OF:
Capital	$66,220
Total distributable earnings (loss)	(54,692)
NET ASSETS	$11,528
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	329
Net Asset Value (offering and redemption price per share)	$35.04

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$257

EXPENSES:
Advisory fees	95
Management services fees	13
Administration fees	10
Transfer agency fees	8
Administrative services fees	8
Distribution fees	32
Custody fees	9
Fund accounting fees	6
Trustee fees	— (a)
Compliance services fees	— (a)
Other fees	18
Recoupment of prior expenses reduced by the Advisor	24
Total Gross Expenses before reductions	223
Less fees paid indirectly	(9)
TOTAL NET EXPENSES	214
NET INVESTMENT INCOME (LOSS)	43
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(2,984)
Change in net unrealized appreciation/depreciation on swap agreements	161
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,823)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,780)

(a)	Amount is less than $0.50.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 213

Statements of Changes in Net Assets

	Year Ended December 31, 2019		Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$43		$5
Net realized gains (losses) on investments	(2,984)		234
Change in net unrealized appreciation/depreciation on investments	161		(149)
Change in net assets resulting from operations	(2,780)		90

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(5)		—
Change in net assets resulting from distributions	(5)		—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	—		40,247
Distributions reinvested	5		—
Value of shares redeemed	(167)		(40,197)
Change in net assets resulting from capital transactions	(162)		50
Change in net assets	(2,947)		140

NET ASSETS:
Beginning of period	14,475		14,335
End of period	$11,528		$14,475

SHARE TRANSACTIONS:
Issued	—		975	(a)
Reinvested	—	(a)(b)	—
Redeemed	(5	)(a)	(979	)(a)
Change in shares	(5)		(4)

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
(b)	Amount is less than 0.50.

See accompanying notes to financial statements.

214 :: ProFund VP Short Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$43.37	$42.35	$54.31	$67.20	$70.33

Investment Activities:
Net investment income (loss)(b)	0.13	— (c)	(0.44)	(0.88)	(1.12)
Net realized and unrealized gains (losses) on investments	(8.44)	1.02	(11.52)	(10.05)	(2.01)
Total income (loss) from investment activities	(8.31)	1.02	(11.96)	(10.93)	(3.13)

Distributions to Shareholders From:
Net investment income	(0.02)	—	—	—	—
Net realized gains on investments	—	—	—	(1.96)	—
Total distributions	(0.02)	—	—	(1.96)	—

Net Asset Value, End of Period	$35.04	$43.37	$42.35	$54.31	$67.20

Total Return	(19.25)%	2.36%	(22.02)%	(16.45)%	(4.44)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.81%	2.87%	1.99%	4.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.34%	0.03%	(0.90)%	(1.41)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$12	$14	$14	$29	$29
Portfolio turnover rate(d)	—	—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Emerging Markets :: 215

ProFund VP Short Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P/BNY Mellon Emerging 50 ADR Index (USD)1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2019, the Fund had a total return of -20.99%. For the same period, the Index had a total return of 25.43%2 and a volatility of 17.20%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. As of December 31, 2019, the Index consists of companies from the following emerging market countries: Brazil, Chile, China, Colombia, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Short Emerging Markets	-20.99%	-9.73%	-7.56%
S&P/BNY Mellon Emerging 50 ADR Index (USD)	25.43%	6.70%	2.48%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Emerging Markets	1.60%	1.60%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P BNY Mellon Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	27%
Information Technology	21%
Financials	19%
Communication Services	14%
Energy	8%
Materials	6%
Consumer Staples	3%
Utilities	1%
Industrials	1%
Country Composition
China	43%
Taiwan	18%
Brazil	16%
India	11%
Other	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	Prior to April 1, 2019, the S&P/BNY Mellon Emerging 50 ADR Index (USD) was known as the BNY Mellon Emerging Markets 50 ADR Index.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

216  :: ProFund VP Short Emerging Markets :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $851,063	$851,000	$851,000
TOTAL REPURCHASE AGREEMENTS (Cost $851,000)		851,000
TOTAL INVESTMENT SECURITIES (Cost $851,000)—100.7%		851,000
Net other assets (liabilities)—(0.7)%		(5,802)
NET ASSETS—100.0%		$845,198

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $428,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	1/27/20	(1.13)%	$(148,511)	$1,048
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	1/27/20	(1.13)%	(704,144)	5,570
				$(852,655)	$6,618

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 217

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$851,000
Repurchase agreements, at value	851,000
Total Investment Securities, at value	851,000
Cash	66
Interest receivable	32
Unrealized appreciation on swap agreements	6,618
Receivable for capital shares issued	1,243
Prepaid expenses	27
TOTAL ASSETS	858,986

LIABILITIES:
Payable for capital shares redeemed	10,999
Advisory fees payable	606
Management services fees payable	81
Administration fees payable	61
Administrative services fees payable	579
Distribution fees payable	627
Transfer agency fees payable	110
Fund accounting fees payable	37
Compliance services fees payable	6
Other accrued expenses	682
TOTAL LIABILITIES	13,788
NET ASSETS	$845,198
NET ASSETS CONSIST OF:
Capital	$2,870,179
Total distributable earnings (loss)	(2,024,981)
NET ASSETS	$845,198
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	24,606
Net Asset Value (offering and redemption price per share)	$34.35

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$23,129

EXPENSES:
Advisory fees	8,098
Management services fees	1,080
Administration fees	882
Transfer agency fees	710
Administrative services fees	2,507
Distribution fees	2,699
Custody fees	157
Fund accounting fees	531
Trustee fees	29
Compliance services fees	11
Other fees	1,295
TOTAL NET EXPENSES	17,999
NET INVESTMENT INCOME (LOSS)	5,130
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(375,364)
Change in net unrealized appreciation/depreciation on swap agreements	11,231
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(364,133)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(359,003)

See accompanying notes to financial statements.

218 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,130	$5,530
Net realized gains (losses) on investments	(375,364)	160,085
Change in net unrealized appreciation/depreciation on investments	11,231	(1,327)
Change in net assets resulting from operations	(359,003)	164,288
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(96,628)	—
Change in net assets resulting from distributions	(96,628)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,803,755	16,842,944
Distributions reinvested	96,628	—
Value of shares redeemed	(9,587,412)	(15,978,172)
Change in net assets resulting from capital transactions	(687,029)	864,772
Change in net assets	(1,142,660)	1,029,060
NET ASSETS:
Beginning of period	1,987,858	958,798
End of period	$845,198	$1,987,858
SHARE TRANSACTIONS:
Issued	215,578	390,351
Reinvested	2,325	—
Redeemed	(234,908)	(371,339)
Change in shares	(17,005)	19,012

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets :: 219

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$47.77	$42.43		$58.80	$70.21	$62.96

Investment Activities:
Net investment income (loss)(b)	0.20	0.15		(0.44)	(0.95)	(1.10)
Net realized and unrealized gains (losses) on investments	(9.52)	5.19		(15.93)	(10.46)	8.35
Total income (loss) from investment activities	(9.32)	5.34		(16.37)	(11.41)	7.25

Distributions to Shareholders From:
Net investment income	(0.23)	—		—	—	—
Net realized gains on investments	(3.87)	—		—	—	—
Total distributions	(4.10)	—		—	—	—

Net Asset Value, End of Period	$34.35	$47.77		$42.43	$58.80	$70.21

Total Return	(20.99)%	12.59	%(c)	(27.84)%	(16.24)%	11.52%

Ratios to Average Net Assets:
Gross expenses	1.67%	1.59%		1.69%	1.68%	1.71%
Net expenses	1.67%	1.52	%(c)	1.68%	1.68%	1.68%
Net investment income (loss)	0.48%	0.34	%(c)	(0.91)%	(1.42)%	(1.63)%

Supplemental Data:
Net assets, end of period (000's)	$845	$1,988		$959	$1,660	$5,215
Portfolio turnover rate(d)	—	—		—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 11, 2017.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.59% and 0.27%, respectively, and the total return would have been 12.51%.

(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

220 :: ProFund VP Short International :: Management Discussion of Fund Performance

ProFund VP Short International (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index® (the "Index") for a single day, not for any other period. Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the inverse of the daily performance of related futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2019, the Fund had a total return of -17.42%. For the same period, the Index had a total return of 22.01%1 and a volatility of 8.78%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries equity performance, excluding the U.S. and Canada. As of December 31, 2019, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Short International	-17.42%	-7.28%	-9.08%
MSCI EAFE Index®	22.01%	5.67%	5.50%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short International	1.55%	1.55%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index® – Composition

Industry Breakdown	% of Index
Financials	18%
Industrials	15%
Health Care	12%
Consumer Discretionary	12%
Consumer Staples	11%
Materials	7%
Information Technology	7%
Communication Services	5%
Energy	5%
Utilities	4%
Real Estate	4%
Country Composition
Japan	25%
United Kingdom	16%
France	11%
Switzerland	9%
Germany	9%
Other	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short International :: 221

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (99.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $595,044	$595,000	$595,000
TOTAL REPURCHASE AGREEMENTS (Cost $595,000)		595,000
TOTAL INVESTMENT SECURITIES (Cost $595,000)—99.8%		595,000
Net other assets (liabilities)—0.2%		1,259
NET ASSETS—100.0%		$596,259

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $243,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	1/27/20	(1.23)%	$(263,283)	$893
MSCI EAFE Index	UBS AG	1/27/20	(1.33)%	(331,559)	1,064
				$(594,842)	$1,957

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

222 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$595,000
Repurchase agreements, at value	595,000
Total Investment Securities, at value	595,000
Cash	999
Interest receivable	22
Unrealized appreciation on swap agreements	1,957
Receivable for capital shares issued	106
Prepaid expenses	5
TOTAL ASSETS	598,089

LIABILITIES:
Advisory fees payable	383
Management services fees payable	51
Administration fees payable	39
Administrative services fees payable	372
Distribution fees payable	413
Transfer agency fees payable	74
Fund accounting fees payable	24
Compliance services fees payable	4
Other accrued expenses	470
TOTAL LIABILITIES	1,830
NET ASSETS	$596,259
NET ASSETS CONSIST OF:
Capital	$2,527,491
Total distributable earnings (loss)	(1,931,232)
NET ASSETS	$596,259
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	16,955
Net Asset Value (offering and redemption price per share)	$35.17

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$17,016

EXPENSES:
Advisory fees	5,927
Management services fees	790
Administration fees	646
Transfer agency fees	515
Administrative services fees	1,735
Distribution fees	1,976
Custody fees	130
Fund accounting fees	385
Trustee fees	23
Compliance services fees	11
Audit fees	1,008
Other fees	215
Total Gross Expenses before reductions	13,361
Expenses reduced and reimbursed by the Advisor	(134)
TOTAL NET EXPENSES	13,227
NET INVESTMENT INCOME (LOSS)	3,789
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(235,585)
Change in net unrealized appreciation/depreciation on swap agreements	19,507
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(216,078)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(212,289)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 223

Statements of Changes in Net Assets

	Year Ended December 31, 2019		Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,789		$3,780
Net realized gains (losses) on investments	(235,585)		143,519
Change in net unrealized appreciation/depreciation on investments	19,507		(17,600)
Change in net assets resulting from operations	(212,289)		129,699

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(22,231)		—
Change in net assets resulting from distributions	(22,231)		—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,055,233		9,182,560
Distributions reinvested	22,231		—
Value of shares redeemed	(5,429,883)		(7,740,255)
Change in net assets resulting from capital transactions	(1,352,419)		1,442,305
Change in net assets	(1,586,939)		1,572,004

NET ASSETS:
Beginning of period	2,183,198		611,194
End of period	$596,259		$2,183,198

SHARE TRANSACTIONS:
Issued	101,726	(a)	226,351	(a)
Reinvested	565	(a)	—
Redeemed	(135,101	)(a)	(192,675	)(a)
Change in shares	(32,810)		33,676

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to financial statements.

224 :: ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)		Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$43.87	$37.99		$47.87	$50.88	$52.87

Investment Activities:
Net investment income (loss)(b)	0.19	0.16		(0.36)	(0.72)	(0.84)
Net realized and unrealized gains (losses) on investments	(7.70)	5.72		(9.52)	(2.29)	(1.15)
Total income (loss) from investment activities	(7.51)	5.88		(9.88)	(3.01)	(1.99)

Distributions to Shareholders From:
Net investment income	(0.20)	—		—	—	—
Net realized gains on investments	(0.99)	—		—	—	—
Total distributions	(1.19)	—		—	—	—

Net Asset Value, End of Period	$35.17	$43.87		$37.99	$47.87	$50.88

Total Return	(17.42)%	15.47	%(c)	(20.63)%	(5.90)%	(3.78)%

Ratios to Average Net Assets:
Gross expenses	1.69%	1.54%		1.69%	1.68%	1.72%
Net expenses	1.68%	1.46	%(c)	1.68%	1.68%	1.68%
Net investment income (loss)	0.48%	0.41	%(c)	(0.90)%	(1.41)%	(1.63)%

Supplemental Data:
Net assets, end of period (000's)	$596	$2,183		$611	$1,183	$1,228
Portfolio turnover rate(d)	—	—		—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.54% and 0.33%, respectively, and the total return would have been 15.39%.

(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Mid-Cap :: 225

ProFund VP Short Mid-Cap (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P MidCap 400® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2019, the Fund had a total return of -21.17%. For the same period, the Index had a total return of 26.20%1 and a volatility of 14.36%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Mid-Cap from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Short Mid-Cap	-21.17%	-10.19%	-14.69%
S&P MidCap 400®	26.20%	9.03%	12.72%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Mid-Cap	1.69%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Financials	17%
Industrials	16%
Information Technology	15%
Consumer Discretionary	13%
Real Estate	11%
Health Care	10%
Materials	6%
Utilities	5%
Consumer Staples	3%
Energy	2%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

226 :: ProFund VP Short Mid-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (101.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $143,011	$143,000	$143,000
TOTAL REPURCHASE AGREEMENTS (Cost $143,000)		143,000
TOTAL INVESTMENT SECURITIES (Cost $143,000)—101.0%		143,000
Net other assets (liabilities)—(1.0)%		(1,401)
NET ASSETS—100.0%		$141,599

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $117,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	1/27/20	(1.68)%	$(58,391)	$(40)
S&P MidCap 400	UBS AG	1/27/20	(1.63)%	(83,032)	(34)
				$(141,423)	$(74)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 227

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$143,000
Repurchase agreements, at value	143,000
Total Investment Securities, at value	143,000
Cash	81
Interest receivable	5
Prepaid expenses	13
TOTAL ASSETS	143,099

LIABILITIES:
Payable for capital shares redeemed	1,065
Unrealized depreciation on swap agreements	74
Advisory fees payable	80
Management services fees payable	11
Administration fees payable	8
Administrative services fees payable	59
Distribution fees payable	70
Transfer agency fees payable	15
Fund accounting fees payable	5
Compliance services fees payable	1
Other accrued expenses	112
TOTAL LIABILITIES	1,500
NET ASSETS	$141,599
NET ASSETS CONSIST OF:
Capital	$2,626,522
Total distributable earnings (loss)	(2,484,923)
NET ASSETS	$141,599
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,102
Net Asset Value (offering and redemption price per share)	$27.75

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$4,928

EXPENSES:
Advisory fees	1,644
Management services fees	219
Administration fees	172
Transfer agency fees	138
Administrative services fees	510
Distribution fees	548
Custody fees	75
Fund accounting fees	103
Trustee fees	7
Compliance services fees	3
Other fees	222
TOTAL NET EXPENSES	3,641
NET INVESTMENT INCOME (LOSS)	1,287
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(93,163)
Change in net unrealized appreciation/depreciation on swap agreements	6,608
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(86,555)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(85,268)

See accompanying notes to financial statements.

228 :: ProFund VP Short Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,287	$411
Net realized gains (losses) on investments	(93,163)	(35,194)
Change in net unrealized appreciation/depreciation on investments	6,608	(7,075)
Change in net assets resulting from operations	(85,268)	(41,858)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(411)	(14,712)
Change in net assets resulting from distributions	(411)	(14,712)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,384,516	12,889,584
Distributions reinvested	411	14,712
Value of shares redeemed	(7,814,176)	(12,356,099)
Change in net assets resulting from capital transactions	(429,249)	548,197
Change in net assets	(514,928)	491,627

NET ASSETS:
Beginning of period	656,527	164,900
End of period	$141,599	$656,527

SHARE TRANSACTIONS:
Issued	240,486	395,399
Reinvested	13	491
Redeemed	(253,997)	(382,148)
Change in shares	(13,498)	13,742

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Mid-Cap :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$35.30	$33.94	$40.17	$55.37	$56.30

Investment Activities:
Net investment income (loss)(b)	0.18	0.05	(0.30)	(0.71)	(0.88)
Net realized and unrealized gains (losses) on investments	(7.64)	3.33 (c)	(5.66)	(10.19)	(0.05)
Total income (loss) from investment activities	(7.46)	3.38	(5.96)	(10.90)	(0.93)

Distributions to Shareholders From:
Net investment income	(0.09)	—	—	—	—
Net realized gains on investments	—	(2.02)	(0.27)	(4.30)	—
Total distributions	(0.09)	(2.02)	(0.27)	(4.30)	—

Net Asset Value, End of Period	$27.75	$35.30	$33.94	$40.17	$55.37

Total Return	(21.17)%	10.97%	(14.85)%	(20.19)%	(1.70)%

Ratios to Average Net Assets:
Gross expenses	1.66%	1.67%	1.68%	1.68%	1.84%
Net expenses	1.66%	1.67%	1.68%	1.68%	1.68%
Net investment income (loss)	0.59%	0.17%	(0.81)%	(1.42)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$142	$657	$165	$396	$547
Portfolio turnover rate(d)	—	—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

230 :: ProFund VP Short Nasdaq-100 :: Management Discussion of Fund Performance

ProFund VP Short Nasdaq-100 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2019, the Fund had a total return of -28.05%. For the same period, the Index had a total return of 39.46%1 and a volatility of 16.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Nasdaq-100 from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Short Nasdaq-100	-28.05%	-16.39%	-18.26%
Nasdaq-100® Index	39.46%	16.91%	18.07%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Nasdaq-100	1.62%	1.62%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(2)%
Swap Agreements	(98)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	47%
Communication Services	21%
Consumer Discretionary	15%
Health Care	7%
Consumer Staples	6%
Industrials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Nasdaq-100 :: 231

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $7,356,549	$7,356,000	$7,356,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,356,000)		7,356,000
TOTAL INVESTMENT SECURITIES (Cost $7,356,000)—100.0%		7,356,000
Net other assets (liabilities)—0.0%		(3,252)
NET ASSETS—100.0%		$7,352,748

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $1,757,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	3/23/20	$(174,950)	$(5,138)

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	1/27/20	(1.93)%	$(144,243)	$333
Nasdaq-100 Index	UBS AG	1/27/20	(1.78)%	(7,029,529)	31,778
				$(7,173,772)	$32,111

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

232 :: ProFund VP Short Nasdaq-100 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$7,356,000
Repurchase agreements, at value	7,356,000
Total Investment Securities, at value	7,356,000
Cash	623
Segregated cash balances for futures contracts with brokers	7,920
Segregated cash balances for swap agreements with custodian	600
Interest receivable	274
Unrealized appreciation on swap agreements	32,111
Prepaid expenses	13
TOTAL ASSETS	7,397,541

LIABILITIES:
Payable for capital shares redeemed	28,855
Variation margin on futures contracts	275
Advisory fees payable	4,197
Management services fees payable	560
Administration fees payable	527
Administrative services fees payable	3,005
Distribution fees payable	2,996
Transfer agency fees payable	596
Fund accounting fees payable	297
Compliance services fees payable	27
Other accrued expenses	3,458
TOTAL LIABILITIES	44,793
NET ASSETS	$7,352,748
NET ASSETS CONSIST OF:
Capital	$19,951,890
Total distributable earnings (loss)	(12,599,142)
NET ASSETS	$7,352,748
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	230,467
Net Asset Value (offering and redemption price per share)	$31.90

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$71,501

EXPENSES:
Advisory fees	26,591
Management services fees	3,545
Administration fees	3,114
Transfer agency fees	2,345
Administrative services fees	8,912
Distribution fees	8,864
Custody fees	576
Fund accounting fees	1,754
Trustee fees	99
Compliance services fees	49
Other fees	5,610
Total Gross Expenses before reductions	61,459
Expenses reduced and reimbursed by the Advisor	(1,443)
TOTAL NET EXPENSES	60,016
NET INVESTMENT INCOME (LOSS)	11,485
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(71,460)
Net realized gains (losses) on swap agreements	(894,888)
Change in net unrealized appreciation/depreciation on futures contracts	(41,071)
Change in net unrealized appreciation/depreciation on swap agreements	59,689
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(947,730)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(936,245)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Nasdaq-100 :: 233

Statements of Changes in Net Assets

	Year Ended December 31, 2019		Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$11,485		$2,407
Net realized gains (losses) on investments	(966,348)		(32,172)
Change in net unrealized appreciation/depreciation on investments	18,618		16,901
Change in net assets resulting from operations	(936,245)		(12,864)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(2,407)		—
Change in net assets resulting from distributions	(2,407)		—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	121,885,465		70,434,825
Distributions reinvested	2,407		—
Value of shares redeemed	(118,263,754)		(69,347,558)
Change in net assets resulting from capital transactions	3,624,118		1,087,267
Change in net assets	2,685,466		1,074,403

NET ASSETS:
Beginning of period	4,667,282		3,592,879
End of period	$7,352,748		$4,667,282

SHARE TRANSACTIONS:
Issued	3,239,164	(a)	1,738,214	(a)
Reinvested	65	(a)	—
Redeemed	(3,113,922	)(a)	(1,711,631	)(a)
Change in shares	125,307		26,583

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to financial statements.

234 :: ProFund VP Short Nasdaq-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019(a)		Year Ended Dec. 31, 2018(a)		Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$44.38		$45.72		$61.17	$68.02	$78.20

Investment Activities:
Net investment income (loss)(b)	0.12		0.04		(0.44)	(0.96)	(1.16)
Net realized and unrealized gains (losses) on investments	(12.55)		(1.38)		(15.01)	(5.89)	(9.02)
Total income (loss) from investment activities	(12.43)		(1.34)		(15.45)	(6.85)	(10.18)

Distributions to Shareholders From:
Net investment income	(0.05)		—		—	—	—

Net Asset Value, End of Period	$31.90		$44.38		$45.72	$61.17	$68.02

Total Return	(28.05)%		(2.89	)%(c)	(25.25)%	(10.06)%	(13.04)%

Ratios to Average Net Assets:
Gross expenses	1.73%		1.76%		1.72%	1.69%	1.77%
Net expenses	1.69	%(d)	1.66	%(c)	1.68%	1.68%	1.68%
Net investment income (loss)	0.32%		0.08	%(c)	(0.85)%	(1.42)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$7,353		$4,667		$3,593	$3,797	$2,811
Portfolio turnover rate(e)	—		—		—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.07%, respectively, and the total return would have been (2.90)%.

(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Small-Cap :: 235

ProFund VP Short Small-Cap (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2019, the Fund had a total return of -20.78%. For the same period, the Index had a total return of 25.52%1 and a volatility of 16.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Short Small-Cap	-20.78%	-10.22%	-15.28%
Russell 2000® Index	25.52%	8.23%	11.83%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Small-Cap	1.64%	1.64%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(23)%
Swap Agreements	(77)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Health Care	18%
Financials	17%
Industrials	16%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Materials	4%
Utilities	4%
Energy	3%
Consumer Staples	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

236 :: ProFund VP Short Small-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (99.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $1,846,138	$1,846,000	$1,846,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,846,000)		1,846,000
TOTAL INVESTMENT SECURITIES (Cost $1,846,000)—99.5%		1,846,000
Net other assets (liabilities)—0.5%		8,869
NET ASSETS—100.0%		$1,854,869

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $366,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	5	3/23/20	$(417,475)	$(5,307)

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	1/27/20	(1.38)%	$(687,775)	$(79)
Russell 2000 Index	UBS AG	1/27/20	(1.13)%	(748,094)	(87)
				$(1,435,869)	$(166)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 237

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$1,846,000
Repurchase agreements, at value	1,846,000
Total Investment Securities, at value	1,846,000
Cash	533
Segregated cash balances for futures contracts with brokers	16,500
Interest receivable	69
Receivable for capital shares issued	182
Prepaid expenses	13
TOTAL ASSETS	1,863,297

LIABILITIES:
Payable for capital shares redeemed	1,186
Unrealized depreciation on swap agreements	166
Variation margin on futures contracts	375
Advisory fees payable	1,435
Management services fees payable	191
Administration fees payable	148
Administrative services fees payable	1,155
Distribution fees payable	1,198
Transfer agency fees payable	227
Fund accounting fees payable	83
Compliance services fees payable	12
Other accrued expenses	2,252
TOTAL LIABILITIES	8,428
NET ASSETS	$1,854,869
NET ASSETS CONSIST OF:
Capital	$7,275,541
Total distributable earnings (loss)	(5,420,672)
NET ASSETS	$1,854,869
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	181,926
Net Asset Value (offering and redemption price per share)	$10.20

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$45,491

EXPENSES:
Advisory fees	16,195
Management services fees	2,159
Administration fees	1,851
Transfer agency fees	1,423
Administrative services fees	5,612
Distribution fees	5,398
Custody fees	380
Fund accounting fees	1,060
Trustee fees	56
Compliance services fees	29
Audit fees	1,973
Other fees	2,047
Recoupment of prior expenses reduced by the Advisor	100
Total Gross Expenses before reductions	38,283
Expenses reduced and reimbursed by the Advisor	(1,956)
TOTAL NET EXPENSES	36,327
NET INVESTMENT INCOME (LOSS)	9,164
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(58,698)
Net realized gains (losses) on swap agreements	(453,123)
Change in net unrealized appreciation/depreciation on futures contracts	(38,326)
Change in net unrealized appreciation/depreciation on swap agreements	35,460
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(514,687)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(505,523)

See accompanying notes to financial statements.

238 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$9,164	$1,991
Net realized gains (losses) on investments	(511,821)	230,004
Change in net unrealized appreciation/depreciation on investments	(2,866)	(6,609)
Change in net assets resulting from operations	(505,523)	225,386

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(178,883)	—
Change in net assets resulting from distributions	(178,883)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,251,079	29,761,544
Distributions reinvested	178,883	—
Value of shares redeemed	(40,821,892)	(28,937,728)
Change in net assets resulting from capital transactions	(391,930)	823,816
Change in net assets	(1,076,336)	1,049,202

NET ASSETS:
Beginning of period	2,931,205	1,882,003
End of period	$1,854,869	$2,931,205

SHARE TRANSACTIONS:
Issued	3,389,361	2,422,396
Reinvested	15,609	—
Redeemed	(3,427,494)	(2,362,872)
Change in shares	(22,524)	59,524

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Small-Cap :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$14.34	$12.99		$15.14	$19.31	$19.47

Investment Activities:
Net investment income (loss)(a)	0.05	0.01		(0.12)	(0.26)	(0.31)
Net realized and unrealized gains (losses) on investments	(2.89)	1.34		(2.03)	(3.91)	0.15
Total income (loss) from investment activities	(2.84)	1.35		(2.15)	(4.17)	(0.16)

Distributions to Shareholders From:
Net investment income	(0.01)	—		—	—	—
Net realized gains on investments	(1.29)	—		—	—	—
Total distributions	(1.30)	—		—	—	—

Net Asset Value, End of Period	$10.20	$14.34		$12.99	$15.14	$19.31

Total Return	(20.78)%	10.39	%(b)	(14.20)%	(21.60)%	(0.82)%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.78%		1.70%	1.72%	1.74%
Net expenses	1.68%	1.68	%(b)	1.68%	1.68%	1.68%
Net investment income (loss)	0.42%	0.10	%(b)	(0.87)%	(1.42)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$1,855	$2,931		$1,882	$2,087	$2,342
Portfolio turnover rate(c)	—	—		—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. The effect to the net expense ratio, net investment income (loss) ratio, and total return were each less than 0.005%.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

240 :: ProFund VP Small-Cap :: Management Discussion of Fund Performance

ProFund VP Small-Cap (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 23.60%. For the same period, the Index had a total return of 25.52%1 and a volatility of 16.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap	23.60%	6.32%	9.94%
Russell 2000® Index	25.52%	8.23%	11.83%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap	1.66%	1.66%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	33%
Futures Contracts	4%
Swap Agreements	63%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Novocure, Ltd.	0.1%
Lumentum Holdings, Inc.	0.1%
Generac Holdings, Inc.	0.1%
Haemonetics Corp.	0.1%
The Medicines Co.	0.1%

Russell 2000® Index – Composition

% of Index
Health Care	18%
Financials	17%
Industrials	16%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Materials	4%
Utilities	4%
Energy	3%
Consumer Staples	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap :: 241

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (33.0%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	75	$1,088
1st Source Corp. (Banks)	50	2,594
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	325	2,844
8x8, Inc.* (Software)	250	4,575
AAON, Inc. (Building Products)	125	6,176
AAR Corp. (Aerospace & Defense)	100	4,510
Aaron's, Inc. (Specialty Retail)	200	11,421
Abercrombie & Fitch Co.—Class A (Specialty Retail)	175	3,026
ABM Industries, Inc. (Commercial Services & Supplies)	175	6,599
Acacia Communications, Inc.* (Communications Equipment)	100	6,781
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	299	12,790
Acadia Realty Trust (Equity Real Estate Investment Trusts)	225	5,834
Accelerate Diagnostics, Inc.*(a) (Life Sciences Tools & Services)	75	1,268
Acceleron Pharma, Inc.* (Biotechnology)	125	6,628
ACCO Brands Corp. (Commercial Services & Supplies)	275	2,574
ACI Worldwide, Inc.* (Software)	300	11,365
Actuant Corp.—Class A (Machinery)	150	3,905
Acushnet Holdings Corp. (Leisure Products)	100	3,250
Addus Homecare Corp.* (Health Care Providers & Services)	25	2,431
Adient PLC* (Auto Components)	250	5,313
Adtalem Global Education, Inc.* (Diversified Consumer Services)	150	5,246
ADTRAN, Inc. (Communications Equipment)	125	1,236
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	200	6,574
Advanced Drainage Systems, Inc. (Building Products)	100	3,884
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	100	7,120
AdvanSix, Inc.* (Chemicals)	75	1,497
Adverum Biotechnologies, Inc.* (Biotechnology)	150	1,728
Aegion Corp.* (Construction & Engineering)	75	1,678
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	125	3,021
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	9,132
AeroVironment, Inc.* (Aerospace & Defense)	50	3,087
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	100	1,542
Agree Realty Corp. (Equity Real Estate Investment Trusts)	100	7,017
Aimmune Therapeutics, Inc.* (Biotechnology)	125	4,184
Air Transport Services Group, Inc.* (Air Freight & Logistics)	175	4,106
Aircastle, Ltd. (Trading Companies & Distributors)	150	4,802
AK Steel Holding Corp.* (Metals & Mining)	872	2,869
Akebia Therapeutics, Inc.* (Biotechnology)	325	2,054
Akorn, Inc.* (Pharmaceuticals)	250	375
Alamo Group, Inc. (Machinery)	25	3,139
Alarm.com Holdings, Inc.* (Software)	100	4,297
Albany International Corp.—Class A (Machinery)	75	5,694
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	200	4,192
Allakos, Inc.* (Biotechnology)	50	4,768
Allegheny Technologies, Inc.* (Metals & Mining)	349	7,209
Allegiance Bancshares, Inc.* (Banks)	50	1,880
Allegiant Travel Co. (Airlines)	25	4,351
ALLETE, Inc. (Electric Utilities)	150	12,176
Allogene Therapeutics, Inc.* (Biotechnology)	100	2,598
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	474	4,652
Altair Engineering, Inc.*—Class A (Software)	100	3,591
Altra Industrial Motion Corp. (Machinery)	175	6,337
Ambac Financial Group, Inc.* (Insurance)	125	2,696
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	6,056
AMC Entertainment Holdings, Inc.(a)—Class A (Entertainment)	150	1,086
Amedisys, Inc.* (Health Care Providers & Services)	100	16,691
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	125	5,738
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	325	3,497
American Eagle Outfitters, Inc. (Specialty Retail)	449	6,600
American Equity Investment Life Holding Co. (Insurance)	250	7,483
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	300	3,978
American Outdoor Brands Corp.* (Leisure Products)	150	1,392
American Public Education, Inc.* (Diversified Consumer Services)	50	1,370
American States Water Co. (Water Utilities)	100	8,663
American Vanguard Corp. (Chemicals)	75	1,460
American Woodmark Corp.* (Building Products)	50	5,226
America's Car-Mart, Inc.* (Specialty Retail)	25	2,742
Ameris Bancorp (Banks)	175	7,445
AMERISAFE, Inc. (Insurance)	50	3,302
Amicus Therapeutics, Inc.* (Biotechnology)	649	6,321
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	275	3,575
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	125	7,789
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	250	1,205
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	100	1,929
AnaptysBio, Inc.* (Biotechnology)	75	1,219
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	100	1,601
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	25	1,542
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	50	2,593
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	75	6,908

See accompanying notes to financial statements.

242 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	449	$2,110
Anterix, Inc.* (Diversified Telecommunication Services)	25	1,080
Apellis Pharmaceuticals, Inc.* (Biotechnology)	125	3,828
Apogee Enterprises, Inc. (Building Products)	75	2,438
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	424	7,754
Appfolio, Inc.* (Software)	50	5,498
Appian Corp.* (Software)	75	2,866
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	100	6,669
ArcBest Corp. (Road & Rail)	75	2,070
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	50	3,587
Archrock, Inc. (Energy Equipment & Services)	349	3,504
Arcosa, Inc. (Construction & Engineering)	125	5,569
Arena Pharmaceuticals, Inc.* (Biotechnology)	150	6,813
Ares Management Corp. (Capital Markets)	175	6,246
Argan, Inc. (Construction & Engineering)	50	2,007
Argo Group International Holdings, Ltd. (Insurance)	100	6,575
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	150	2,753
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	175	3,127
ArQule, Inc.* (Biotechnology)	275	5,489
Arrow Financial Corp. (Banks)	25	945
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	250	15,857
Artisan Partners Asset Management, Inc. (Capital Markets)	150	4,848
Arvinas, Inc.* (Pharmaceuticals)	50	2,055
Asbury Automotive Group, Inc.* (Specialty Retail)	50	5,590
ASGN, Inc.* (Professional Services)	150	10,645
Astec Industries, Inc. (Machinery)	75	3,150
Astronics Corp.* (Aerospace & Defense)	75	2,096
Atara Biotherapeutics, Inc.* (Biotechnology)	125	2,059
Athenex, Inc.* (Biotechnology)	175	2,672
Atkore International Group, Inc.* (Electrical Equipment)	125	5,058
Atlantic Union Bankshares (Banks)	225	8,448
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75	2,068
ATN International, Inc. (Diversified Telecommunication Services)	25	1,385
AtriCure, Inc.* (Health Care Equipment & Supplies)	100	3,251
Audentes Therapeutics, Inc.* (Biotechnology)	125	7,479
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	125	4,213
Avaya Holdings Corp.*—Class C (Software)	300	4,050
Avis Budget Group, Inc.* (Road & Rail)	175	5,642
Avista Corp. (Multi-Utilities)	175	8,416
AVX Corp. (Electronic Equipment, Instruments & Components)	125	2,559
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,410
AxoGen, Inc.* (Health Care Equipment & Supplies)	100	1,789
Axon Enterprise, Inc.* (Aerospace & Defense)	175	12,823
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	50	1,386
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	150	4,542
Axsome Therapeutics, Inc.* (Pharmaceuticals)	75	7,751
AZZ, Inc. (Electrical Equipment)	75	3,446
B&G Foods, Inc.(a)—Class A (Food Products)	175	3,138
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	75	4,870
Balchem Corp. (Chemicals)	100	10,162
Banc of California, Inc. (Banks)	125	2,148
Bancfirst Corp. (Banks)	50	3,122
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Diversified Financial Services)	75	1,604
BancorpSouth Bank (Banks)	275	8,637
Bandwidth, Inc.* (Diversified Telecommunication Services)	50	3,203
Bank of Marin BanCorp (Banks)	25	1,126
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	150	5,553
Banner Corp. (Banks)	100	5,659
Barnes Group, Inc. (Machinery)	125	7,745
Barrett Business Services, Inc. (Professional Services)	25	2,262
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	200	6,396
Bed Bath & Beyond, Inc. (Specialty Retail)	349	6,038
Belden, Inc. (Electronic Equipment, Instruments & Components)	100	5,500
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	100	3,436
Benefitfocus, Inc.* (Software)	75	1,646
Berkshire Hills Bancorp, Inc. (Banks)	125	4,110
Berry Petroleum Corp. (Oil, Gas & Consumable Fuels)	175	1,650
Big Lots, Inc. (Multiline Retail)	100	2,872
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	100	5,444
BioTelemetry, Inc.* (Health Care Providers & Services)	100	4,630
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	50	1,898
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	325	7,390
Black Hills Corp. (Multi-Utilities)	175	13,744
Blackbaud, Inc. (Software)	125	9,949
Blackline, Inc.* (Software)	125	6,445
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	349	12,989
Bloom Energy Corp.* (Electrical Equipment)	150	1,121
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	250	5,518
Blucora, Inc.* (Capital Markets)	125	3,268
Blueprint Medicines Corp.* (Biotechnology)	125	10,013
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	175	5,021
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	125	1,369
Boise Cascade Co. (Paper & Forest Products)	100	3,653
Boot Barn Holdings, Inc.* (Specialty Retail)	75	3,340
Boston Private Financial Holdings, Inc. (Banks)	225	2,707
Bottomline Technologies, Inc.* (Software)	125	6,700
Box, Inc.*—Class A (Software)	399	6,695
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	225	6,737
Brady Corp.—Class A (Commercial Services & Supplies)	125	7,158
Bridge BanCorp, Inc. (Banks)	50	1,677

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 243

Common Stocks, continued

	Shares	Value
Brightsphere Investment Group, Inc. (Capital Markets)	200	$2,044
Brightview Holdings, Inc.* (Commercial Services & Supplies)	75	1,265
Brinker International, Inc. (Hotels, Restaurants & Leisure)	100	4,200
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	524	3,809
Brookline Bancorp, Inc. (Banks)	225	3,704
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	200	8,392
Bryn Mawr Bank Corp. (Banks)	50	2,062
Builders FirstSource, Inc.* (Building Products)	324	8,233
Byline BanCorp, Inc. (Banks)	75	1,468
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75	10,823
Cactus, Inc.—Class A (Energy Equipment & Services)	125	4,290
Cadence Bancorp. (Banks)	349	6,327
CAI International, Inc.* (Trading Companies & Distributors)	50	1,449
Calavo Growers, Inc. (Food Products)	50	4,530
Caleres, Inc. (Specialty Retail)	125	2,969
California Resources Corp.*(a) (Oil, Gas & Consumable Fuels)	125	1,129
California Water Service Group (Water Utilities)	125	6,445
Callaway Golf Co. (Leisure Products)	250	5,299
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	649	3,135
Cal-Maine Foods, Inc. (Food Products)	100	4,275
Camden National Corp. (Banks)	50	2,303
Cannae Holdings, Inc.* (Diversified Financial Services)	200	7,438
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	374	5,135
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	225	1,782
Cara Therapeutics, Inc.* (Biotechnology)	100	1,611
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	100	4,859
Cardtronics PLC*—Class A (IT Services)	100	4,465
CareDx, Inc.* (Biotechnology)	125	2,696
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	275	5,673
Cargurus, Inc.* (Interactive Media & Services)	200	7,036
Carolina Financial Corp. (Banks)	50	2,162
Carpenter Technology Corp. (Metals & Mining)	125	6,223
Cars.com, Inc.* (Interactive Media & Services)	200	2,444
Carter Bank & Trust* (Banks)	75	1,779
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	125	5,754
Cass Information Systems, Inc. (IT Services)	50	2,887
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	125	1,434
Cathay General Bancorp (Banks)	225	8,560
Cavco Industries, Inc.* (Household Durables)	25	4,885
CBIZ, Inc.* (Professional Services)	150	4,044
CBTX, Inc. (Banks)	50	1,556
CenterState Bank Corp. (Banks)	349	8,717
Central Garden & Pet Co.*—Class A (Household Products)	125	3,670
Central Pacific Financial Corp. (Banks)	75	2,219
Century Communities, Inc.* (Household Durables)	75	2,051
Cerus Corp.* (Health Care Equipment & Supplies)	374	1,578
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	50	1,348
Chart Industries, Inc.* (Machinery)	100	6,749
Chase Corp. (Chemicals)	25	2,962
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	125	2,293
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	75	2,858
Chegg, Inc.* (Diversified Consumer Services)	325	12,320
Chesapeake Utilities Corp. (Gas Utilities)	50	4,792
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	100	13,719
Cimpress PLC* (Commercial Services & Supplies)	50	6,289
CIRCOR International, Inc.* (Machinery)	50	2,312
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	175	14,421
Cision, Ltd.* (Software)	250	2,493
City Holding Co. (Banks)	50	4,098
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	100	1,352
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	100	1,912
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	200	3,990
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	799	6,711
Cloudera, Inc.* (Software)	649	7,548
Clovis Oncology, Inc.*(a) (Biotechnology)	125	1,303
CNO Financial Group, Inc. (Insurance)	449	8,140
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	549	4,859
Coca-Cola Consolidated, Inc. (Beverages)	25	7,101
Codexis, Inc.* (Life Sciences Tools & Services)	150	2,399
Coeur Mining, Inc.* (Metals & Mining)	574	4,638
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	8,226
Cohen & Steers, Inc. (Capital Markets)	75	4,707
Coherus Biosciences, Inc.* (Biotechnology)	175	3,151
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	2,856
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	100	2,058
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	225	2,961
Columbia Banking System, Inc. (Banks)	200	8,137
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	150	2,541
Columbus McKinnon Corp. (Machinery)	75	3,002
Comfort Systems USA, Inc. (Construction & Engineering)	100	4,985
Commercial Metals Co. (Metals & Mining)	325	7,237
Community Bank System, Inc. (Banks)	150	10,640
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	50	2,143
Community Trust Bancorp, Inc. (Banks)	50	2,332
CommVault Systems, Inc.* (Software)	100	4,464
Compass Minerals International, Inc. (Metals & Mining)	100	6,096
Comtech Telecommunications Corp. (Communications Equipment)	75	2,662
Conduent, Inc.* (IT Services)	474	2,939
CONMED Corp. (Health Care Equipment & Supplies)	75	8,387

See accompanying notes to financial statements.

244 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
ConnectOne Bancorp, Inc. (Banks)	100	$2,572
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	75	1,088
Continental Building Products, Inc.* (Building Products)	100	3,643
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	50	453
Cooper Tire & Rubber Co. (Auto Components)	150	4,313
Cooper-Standard Holding, Inc.* (Auto Components)	50	1,658
Corcept Therapeutics, Inc.* (Pharmaceuticals)	275	3,328
Corecivic, Inc. (Equity Real Estate Investment Trusts)	325	5,649
Core-Mark Holding Co., Inc. (Distributors)	125	3,399
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	25	1,118
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	125	1,335
Cornerstone OnDemand, Inc.* (Software)	150	8,783
CorVel Corp.* (Health Care Providers & Services)	25	2,184
Covanta Holding Corp. (Commercial Services & Supplies)	325	4,823
Cowen, Inc.*—Class A (Capital Markets)	75	1,181
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	50	7,687
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	175	7,331
CryoLife, Inc.* (Health Care Equipment & Supplies)	100	2,709
CryoPort, Inc.* (Health Care Equipment & Supplies)	75	1,235
CSG Systems International, Inc. (IT Services)	100	5,178
CSW Industrials, Inc. (Building Products)	50	3,850
CTS Corp. (Electronic Equipment, Instruments & Components)	100	3,001
Cubic Corp. (Aerospace & Defense)	100	6,357
Cushman & Wakefield PLC* (Real Estate Management & Development)	275	5,620
Customers Bancorp, Inc.* (Banks)	75	1,786
CVB Financial Corp. (Banks)	375	8,093
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	75	3,032
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	200	392
Cytokinetics, Inc.* (Biotechnology)	150	1,592
Cytomx Therapeutics, Inc.* (Biotechnology)	125	1,039
Dana, Inc. (Auto Components)	399	7,262
Darling Ingredients, Inc.* (Food Products)	449	12,607
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	100	4,017
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	75	12,664
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	225	7,543
Deluxe Corp. (Commercial Services & Supplies)	125	6,240
Denali Therapeutics, Inc.* (Biotechnology)	125	2,178
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,273	1,795
Denny's Corp.* (Hotels, Restaurants & Leisure)	175	3,479
Dermira, Inc.* (Pharmaceuticals)	125	1,895
Designer Brands, Inc. (Specialty Retail)	175	2,755
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	250	2,070
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	175	1,258
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	574	6,360
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	150	3,305
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	225	2,376
Digimarc Corp.* (Software)	25	839
Dillard's, Inc.(a)—Class A (Multiline Retail)	25	1,837
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	100	2,089
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	50	4,176
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	125	7,046
DMC Global, Inc. (Machinery)	50	2,247
Domo, Inc.* (Software)	50	1,086
Dorman Products, Inc.* (Auto Components)	75	5,679
Douglas Dynamics, Inc. (Machinery)	75	4,125
Dril-Quip, Inc.* (Energy Equipment & Services)	100	4,691
Ducommun, Inc.* (Aerospace & Defense)	25	1,263
DXP Enterprises, Inc.* (Trading Companies & Distributors)	50	1,991
Dycom Industries, Inc.* (Construction & Engineering)	75	3,536
Eagle Bancorp, Inc. (Banks)	100	4,863
Eagle Pharmaceuticals, Inc.* (Biotechnology)	25	1,502
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	200	4,746
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	13,266
Ebix, Inc. (Software)	75	2,506
Echo Global Logistics, Inc.* (Air Freight & Logistics)	75	1,553
Edgewell Personal Care Co.* (Personal Products)	150	4,643
Editas Medicine, Inc.* (Biotechnology)	150	4,442
eHealth, Inc.* (Insurance)	75	7,206
El Paso Electric Co. (Electric Utilities)	125	8,486
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	175	10,436
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	75	1,375
EMCOR Group, Inc. (Construction & Engineering)	150	12,944
Emergent BioSolutions, Inc.* (Biotechnology)	125	6,744
Employers Holdings, Inc. (Insurance)	100	4,175
Enanta Pharmaceuticals, Inc.* (Biotechnology)	50	3,089
Encore Capital Group, Inc.* (Consumer Finance)	75	2,652
Encore Wire Corp. (Electrical Equipment)	50	2,870
Endo International PLC* (Pharmaceuticals)	624	2,927
EnerSys (Electrical Equipment)	125	9,354
Ennis, Inc. (Commercial Services & Supplies)	75	1,624
Enova International, Inc.* (Consumer Finance)	100	2,406
Enphase Energy, Inc.* (Electrical Equipment)	250	6,533
EnPro Industries, Inc. (Machinery)	50	3,344
Enstar Group, Ltd.* (Insurance)	25	5,172
Entercom Communications Corp.—Class A (Media)	349	1,619
Enterprise Financial Services Corp. (Banks)	75	3,616
Envestnet, Inc.* (Software)	125	8,704
Epizyme, Inc.* (Biotechnology)	225	5,535
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	25	2,107
ESCO Technologies, Inc. (Machinery)	75	6,938
Esperion Therapeutics, Inc.* (Biotechnology)	75	4,472
Essent Group, Ltd. (Thrifts & Mortgage Finance)	275	14,296
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	201	4,987
Ethan Allen Interiors, Inc. (Household Durables)	75	1,430

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 245

Common Stocks, continued

	Shares	Value
Eventbrite, Inc.* (Interactive Media & Services)	100	$2,017
Everbridge, Inc.* (Software)	100	7,808
Everi Holdings, Inc.* (IT Services)	200	2,686
EVERTEC, Inc. (IT Services)	175	5,957
Evo Payments, Inc.* (IT Services)	100	2,641
Evolent Health, Inc.* (Health Care Technology)	200	1,810
Evoqua Water Technologies Corp.* (Machinery)	200	3,790
EXL Service Holdings, Inc.* (IT Services)	100	6,946
Exponent, Inc. (Professional Services)	150	10,351
Exterran Corp.* (Energy Equipment & Services)	100	783
Extraction Oil & Gas, Inc.*(a) (Oil, Gas & Consumable Fuels)	275	583
Extreme Networks, Inc.* (Communications Equipment)	325	2,395
EZCORP, Inc.*—Class A (Consumer Finance)	150	1,023
Fabrinet* (Electronic Equipment, Instruments & Components)	100	6,484
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	50	2,518
Fate Therapeutics, Inc.* (Biotechnology)	150	2,936
FB Financial Corp. (Banks)	50	1,980
FBL Financial Group, Inc.—Class A (Insurance)	25	1,473
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	25	2,088
Federal Signal Corp. (Machinery)	175	5,644
Federated Investors, Inc.—Class B (Capital Markets)	275	8,962
Ferro Corp.* (Chemicals)	225	3,337
FGL Holdings (Diversified Financial Services)	400	4,260
FibroGen, Inc.* (Biotechnology)	225	9,649
Financial Institutions, Inc. (Banks)	50	1,605
First BanCorp. (Banks)	599	6,343
First Bancorp/Southern Pines (Banks)	75	2,993
First Bancshares, Inc. (Banks)	50	1,776
First Busey Corp. (Banks)	150	4,125
First Commonwealth Financial Corp. (Banks)	275	3,990
First Community Bancshares, Inc. (Banks)	50	1,551
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	50	1,575
First Financial Bancorp (Banks)	275	6,996
First Financial Bankshares, Inc. (Banks)	374	13,126
First Financial Corp. (Banks)	25	1,143
First Foundation, Inc. (Banks)	100	1,740
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	349	14,486
First Interstate BancSystem—Class A (Banks)	100	4,192
First Merchants Corp. (Banks)	175	7,278
First Mid Bancshares, Inc. (Banks)	50	1,763
First Midwest Bancorp, Inc. (Banks)	300	6,918
First of Long Island Corp. (Banks)	75	1,881
FirstCash, Inc. (Consumer Finance)	125	10,078
Fitbit, Inc.*—Class A (Electronic Equipment, Instruments & Components)	624	4,100
Five9, Inc.* (Software)	175	11,476
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	75	2,869
Fluidigm Corp.* (Life Sciences Tools & Services)	200	696
Flushing Financial Corp. (Banks)	75	1,620
Focus Financial Partners, Inc.* (Capital Markets)	75	2,210
ForeScout Technologies, Inc.* (Software)	125	4,100
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	200	5,194
Forrester Research, Inc.* (Professional Services)	25	1,043
Forward Air Corp. (Air Freight & Logistics)	75	5,245
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	125	985
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	200	5,638
Fox Factory Holding Corp.* (Auto Components)	100	6,957
Franklin Electric Co., Inc. (Machinery)	125	7,165
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	299	2,559
Frank's International N.V.* (Energy Equipment & Services)	300	1,551
Fresh Del Monte Produce, Inc. (Food Products)	75	2,624
Freshpet, Inc.* (Food Products)	75	4,432
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	150	1,851
FTI Consulting, Inc.* (Professional Services)	100	11,065
Fulton Financial Corp. (Banks)	449	7,826
Funko, Inc.* (Distributors)	50	858
G1 Therapeutics, Inc.* (Biotechnology)	100	2,643
GameStop Corp.(a)—Class A (Specialty Retail)	275	1,672
Gannett Co., Inc. (Media)	350	2,233
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	125	1,224
GATX Corp. (Trading Companies & Distributors)	100	8,284
GCP Applied Technologies, Inc.* (Chemicals)	150	3,407
Generac Holdings, Inc.* (Electrical Equipment)	175	17,602
Genesco, Inc.* (Specialty Retail)	50	2,396
Gentherm, Inc.* (Auto Components)	100	4,439
Genworth Financial, Inc.*—Class A (Insurance)	1,423	6,261
German American BanCorp, Inc. (Banks)	75	2,672
Getty Realty Corp. (Equity Real Estate Investment Trusts)	100	3,287
Gibraltar Industries, Inc.* (Building Products)	100	5,044
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125	4,188
Glacier Bancorp, Inc. (Banks)	225	10,347
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	75	1,640
Glaukos Corp.* (Health Care Equipment & Supplies)	100	5,447
Global Blood Therapeutics, Inc.* (Biotechnology)	150	11,923
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	225	4,563
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	225	13,247
Glu Mobile, Inc.* (Entertainment)	325	1,966
GMS, Inc.* (Trading Companies & Distributors)	100	2,708
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	275	3,911
Goosehead Insurance, Inc. (Insurance)	25	1,060
GoPro, Inc.*(a)—Class A (Household Durables)	350	1,519
Gorman-Rupp Co. (Machinery)	50	1,875
Gossamer Bio, Inc.* (Biotechnology)	50	782
Granite Construction, Inc. (Construction & Engineering)	125	3,459
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	150	2,757
Gray Television, Inc.* (Media)	250	5,359
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	175	1,983
Great Southern BanCorp, Inc. (Banks)	25	1,583
Great Western Bancorp, Inc. (Banks)	150	5,211
Green Dot Corp.*—Class A (Consumer Finance)	150	3,495
Greif, Inc.—Class A (Containers & Packaging)	75	3,315
Griffon Corp. (Building Products)	100	2,033
Group 1 Automotive, Inc. (Specialty Retail)	50	5,000

See accompanying notes to financial statements.

246 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,273	$3,042
GTT Communications, Inc.* (IT Services)	100	1,135
GUESS?, Inc. (Specialty Retail)	150	3,357
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	449	1,365
H&E Equipment Services, Inc. (Trading Companies & Distributors)	100	3,343
H.B. Fuller Co. (Chemicals)	150	7,736
Haemonetics Corp.* (Health Care Equipment & Supplies)	150	17,234
Halozyme Therapeutics, Inc.* (Biotechnology)	399	7,074
Hamilton Lane, Inc. (Capital Markets)	50	2,980
Hancock Whitney Corp. (Banks)	250	10,969
Hanger, Inc.* (Health Care Providers & Services)	100	2,761
Hanmi Financial Corp. (Banks)	75	1,500
Hannon Armstrong Sustainable, Inc.—Class I (Mortgage Real Estate Investment Trusts)	175	5,632
Harmonic, Inc.* (Communications Equipment)	250	1,950
Harsco Corp.* (Machinery)	225	5,177
Hawaiian Holdings, Inc. (Airlines)	125	3,661
Hawkins, Inc. (Chemicals)	25	1,145
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	349	11,645
Healthcare Services Group, Inc. (Commercial Services & Supplies)	200	4,864
HealthEquity, Inc.* (Health Care Providers & Services)	175	12,961
HealthStream, Inc.* (Health Care Technology)	75	2,040
Heartland Express, Inc. (Road & Rail)	125	2,631
Heartland Financial USA, Inc. (Banks)	100	4,974
Hecla Mining Co. (Metals & Mining)	1,348	4,570
Heidrick & Struggles International, Inc. (Professional Services)	50	1,625
Helen of Troy, Ltd.* (Household Durables)	75	13,483
Helios Technologies, Inc. (Machinery)	75	3,467
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	399	3,842
Herc Holdings, Inc.* (Trading Companies & Distributors)	75	3,671
Heritage Commerce Corp. (Banks)	125	1,604
Heritage Financial Corp. (Banks)	100	2,830
Herman Miller, Inc. (Commercial Services & Supplies)	175	7,289
Heron Therapeutics, Inc.* (Biotechnology)	200	4,700
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	100	1,455
Hertz Global Holdings, Inc.* (Road & Rail)	275	4,331
Heska Corp.* (Health Care Equipment & Supplies)	25	2,399
Hillenbrand, Inc. (Machinery)	175	5,829
Hilltop Holdings, Inc. (Banks)	200	4,986
HMS Holdings Corp.* (Health Care Technology)	250	7,400
HNI Corp. (Commercial Services & Supplies)	125	4,683
Home BancShares, Inc. (Banks)	424	8,336
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	75	2,550
Homology Medicines, Inc.* (Biotechnology)	75	1,553
Hope Bancorp, Inc. (Banks)	349	5,186
Horace Mann Educators Corp. (Insurance)	125	5,458
Horizon BanCorp, Inc. (Banks)	100	1,900
Hostess Brands, Inc.* (Food Products)	275	3,999
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	300	1,875
Houlihan Lokey, Inc. (Capital Markets)	100	4,887
Hub Group, Inc.*—Class A (Air Freight & Logistics)	100	5,129
Hudson, Ltd.*—Class A (Specialty Retail)	100	1,534
Huron Consulting Group, Inc.* (Professional Services)	75	5,154
Hyster-Yale Materials Handling, Inc. (Machinery)	25	1,474
IBERIABANK Corp. (Banks)	150	11,224
ICF International, Inc. (Professional Services)	50	4,581
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	50	1,664
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	174	5,859
IMAX Corp.* (Entertainment)	150	3,065
Immunomedics, Inc.* (Biotechnology)	499	10,558
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	50	1,293
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	250	3,520
Independent Bank Corp. (Banks)	100	8,325
Independent Bank Corp. (Banks)	75	1,699
Independent Bank Group, Inc. (Banks)	100	5,544
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	175	3,924
Infinera Corp.* (Communications Equipment)	499	3,962
Ingevity Corp.* (Chemicals)	125	10,922
Ingles Markets, Inc. (Food & Staples Retailing)	50	2,376
Innophos Holdings, Inc. (Chemicals)	50	1,599
Innospec, Inc. (Chemicals)	75	7,758
Innovative Industrial Properties, Inc.(a) (Equity Real Estate Investment Trusts)	25	1,897
Innoviva, Inc.* (Pharmaceuticals)	175	2,478
Inogen, Inc.* (Health Care Equipment & Supplies)	50	3,417
Inovalon Holdings, Inc.* (Health Care Technology)	200	3,764
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	9,253
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	100	7,029
Insmed, Inc.* (Biotechnology)	225	5,373
Insperity, Inc. (Professional Services)	100	8,604
Inspire Medical Systems, Inc.* (Health Care Technology)	25	1,855
Installed Building Products, Inc.* (Household Durables)	75	5,165
Instructure, Inc.* (Software)	100	4,821
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	8,043
Intellia Therapeutics, Inc.* (Biotechnology)	100	1,467
Intelsat S.A.* (Diversified Telecommunication Services)	200	1,406
Inter Parfums, Inc. (Personal Products)	50	3,636
Intercept Pharmaceuticals, Inc.* (Biotechnology)	75	9,293
InterDigital, Inc. (Communications Equipment)	100	5,449
Interface, Inc. (Commercial Services & Supplies)	175	2,903
International Bancshares Corp. (Banks)	150	6,461
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	75	2,232
Intersect ENT, Inc.* (Pharmaceuticals)	75	1,868
INTL FCStone, Inc.* (Capital Markets)	50	2,442
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	125	4,289
Intrexon Corp.*(a) (Biotechnology)	200	1,096
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	349	5,810

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 247

Common Stocks, continued

	Shares	Value
Investors Bancorp, Inc. (Banks)	649	$7,733
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	25	1,813
Invitae Corp.* (Biotechnology)	250	4,033
Iovance Biotherapeutics, Inc.* (Biotechnology)	325	8,995
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	75	5,107
Iridium Communications, Inc.* (Diversified Telecommunication Services)	275	6,776
iRobot Corp.* (Household Durables)	75	3,797
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	424	5,643
iStar, Inc. (Equity Real Estate Investment Trusts)	175	2,539
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	8,394
J & J Snack Foods Corp. (Food Products)	50	9,213
j2 Global, Inc. (Software)	125	11,713
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	75	5,852
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	1,486
James River Group Holdings, Ltd. (Insurance)	75	3,091
Jeld-Wen Holding, Inc.* (Building Products)	200	4,682
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	50	957
John B. Sanfilippo & Son, Inc. (Food Products)	25	2,282
John Bean Technologies Corp. (Machinery)	75	8,449
K12, Inc.* (Diversified Consumer Services)	100	2,035
Kadant, Inc. (Machinery)	25	2,634
Kaiser Aluminum Corp. (Metals & Mining)	50	5,545
Kaman Corp.—Class A (Trading Companies & Distributors)	75	4,944
KB Home (Household Durables)	225	7,711
KBR, Inc. (IT Services)	399	12,170
Kearny Financial Corp. (Thrifts & Mortgage Finance)	225	3,112
Kelly Services, Inc.—Class A (Professional Services)	100	2,258
KEMET Corp. (Electronic Equipment, Instruments & Components)	150	4,058
Kennametal, Inc. (Machinery)	225	8,299
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	349	7,782
Kforce, Inc. (Professional Services)	75	2,978
Kimball International, Inc.—Class B (Commercial Services & Supplies)	100	2,067
Kinsale Capital Group, Inc. (Insurance)	50	5,083
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	225	4,394
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	75	1,532
Knoll, Inc. (Commercial Services & Supplies)	125	3,158
Knowles Corp.* (Electronic Equipment, Instruments & Components)	225	4,759
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	125	5,249
Koppers Holdings, Inc.* (Chemicals)	50	1,911
Korn Ferry (Professional Services)	150	6,360
Kraton Corp.* (Chemicals)	100	2,532
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	250	4,503
Kura Oncology, Inc.* (Biotechnology)	75	1,031
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	300	5,412
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	325	1,131
Lakeland Bancorp, Inc. (Banks)	125	2,173
Lakeland Financial Corp. (Banks)	75	3,670
Lancaster Colony Corp. (Food Products)	50	8,005
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	100	2,051
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	499	1,432
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	349	6,680
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	275	4,843
La-Z-Boy, Inc. (Household Durables)	125	3,935
LCI Industries (Auto Components)	75	8,034
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	50	1,798
LendingClub Corp.* (Consumer Finance)	184	2,322
Lexington Realty Trust (Equity Real Estate Investment Trusts)	649	6,892
LGI Homes, Inc.* (Household Durables)	50	3,533
LHC Group, Inc.* (Health Care Providers & Services)	75	10,332
Liberty Braves Group*—Class C (Entertainment)	100	2,954
Liberty Latin America, Ltd.*—Class A (Media)	125	2,413
Liberty Latin America, Ltd.*—Class C (Media)	325	6,324
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	125	1,390
Liberty TripAdvisor Holdings, Inc.*—Class A (Interactive Media & Services)	200	1,470
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	50	5,215
Lindsay Corp. (Machinery)	25	2,400
Lithia Motors, Inc.—Class A (Specialty Retail)	50	7,350
LivaNova PLC* (Health Care Equipment & Supplies)	125	9,429
Live Oak Bancshares, Inc. (Banks)	75	1,426
Livent Corp.* (Chemicals)	399	3,411
LivePerson, Inc.* (Software)	175	6,475
LiveRamp Holdings, Inc.* (IT Services)	200	9,614
Loral Space & Communications, Inc.* (Media)	25	808
Louisiana-Pacific Corp. (Paper & Forest Products)	349	10,354
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	100	4,477
Lumentum Holdings, Inc.* (Communications Equipment)	225	17,843
Luminex Corp. (Life Sciences Tools & Services)	125	2,895
Luxfer Holdings PLC (Machinery)	75	1,388
M.D.C. Holdings, Inc. (Household Durables)	150	5,724
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	125	3,325
M/I Homes, Inc.* (Household Durables)	75	2,951
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	250	5,783
MacroGenics, Inc.* (Biotechnology)	125	1,360
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	25	2,278
Magellan Health, Inc.* (Health Care Providers & Services)	50	3,913
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	275	3,460
Malibu Boats, Inc.* (Leisure Products)	50	2,048

See accompanying notes to financial statements.

248 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Mallinckrodt PLC*(a) (Pharmaceuticals)	225	$785
ManTech International Corp.— Class A (IT Services)	75	5,991
Marcus & Millichap, Inc.* (Real Estate Management & Development)	75	2,794
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	125	16,094
Marten Transport, Ltd. (Road & Rail)	100	2,149
Masonite International Corp.* (Building Products)	75	5,416
MasTec, Inc.* (Construction & Engineering)	175	11,228
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	299	5,372
Materion Corp. (Metals & Mining)	50	2,973
Matrix Service Co.* (Energy Equipment & Services)	75	1,716
Matson, Inc. (Marine)	125	5,100
Matthews International Corp.— Class A (Commercial Services & Supplies)	75	2,863
Maxar Technologies, Inc. (Aerospace & Defense)	175	2,742
MAXIMUS, Inc. (IT Services)	175	13,018
MaxLinear, Inc.*— Class A (Semiconductors & Semiconductor Equipment)	175	3,714
MBIA, Inc.* (Insurance)	225	2,093
McDermott International, Inc.*(a) (Energy Equipment & Services)	499	338
McGrath RentCorp (Commercial Services & Supplies)	75	5,741
Medifast, Inc.(a) (Personal Products)	25	2,740
Medpace Holdings* (Life Sciences Tools & Services)	75	6,305
Mercantile Bank Corp. (Banks)	50	1,824
Mercury Systems, Inc.* (Aerospace & Defense)	150	10,367
Meredith Corp. (Media)	100	3,247
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	125	2,511
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	125	1,221
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	4,683
Meritage Homes Corp.* (Household Durables)	100	6,111
Meritor, Inc.* (Machinery)	225	5,893
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	100	3,651
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	100	3,935
MGE Energy, Inc. (Electric Utilities)	100	7,882
MGP Ingredients, Inc. (Beverages)	25	1,211
MicroStrategy, Inc.*— Class A (Software)	25	3,566
Middlesex Water Co. (Water Utilities)	50	3,179
Midland States BanCorp, Inc. (Banks)	50	1,448
Minerals Technologies, Inc. (Chemicals)	100	5,763
Mirati Therapeutics, Inc.* (Biotechnology)	75	9,664
Mobile Mini, Inc. (Commercial Services & Supplies)	125	4,739
MobileIron, Inc.* (Software)	275	1,337
Model N, Inc.* (Software)	100	3,507
Modine Manufacturing Co.* (Auto Components)	150	1,155
Moelis & Co. (Capital Markets)	125	3,990
Momenta Pharmaceuticals, Inc.* (Biotechnology)	275	5,426
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	25	1,214
Monmouth Real Estate Investment Corp.— Class A (Equity Real Estate Investment Trusts)	250	3,620
Monro, Inc. (Specialty Retail)	100	7,820
Moog, Inc.—Class A (Aerospace & Defense)	100	8,533
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	50	1,087
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	225	2,815
MRC Global, Inc.* (Trading Companies & Distributors)	225	3,069
MSA Safety, Inc. (Commercial Services & Supplies)	100	12,635
MSG Networks, Inc.*—Class A (Media)	175	3,045
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	50	2,402
Mueller Industries, Inc. (Machinery)	150	4,763
Mueller Water Products, Inc.— Class A (Machinery)	449	5,379
Murphy USA, Inc.* (Specialty Retail)	75	8,775
Myers Industries, Inc. (Containers & Packaging)	100	1,668
Myokardia, Inc.* (Pharmaceuticals)	125	9,110
MYR Group, Inc.* (Construction & Engineering)	50	1,630
Myriad Genetics, Inc.* (Biotechnology)	200	5,446
Nabors Industries, Ltd. (Energy Equipment & Services)	974	2,805
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	100	2,782
Natera, Inc.* (Biotechnology)	150	5,054
National Bank Holdings Corp. (Banks)	75	2,642
National Beverage Corp.*(a) (Beverages)	25	1,276
National General Holdings Corp. (Insurance)	200	4,420
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	125	10,184
National Healthcare Corp. (Health Care Providers & Services)	25	2,161
National Presto Industries, Inc. (Aerospace & Defense)	25	2,210
National Research Corp. (Health Care Providers & Services)	25	1,649
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	150	5,043
National Vision Holdings, Inc.* (Specialty Retail)	224	7,264
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	3,299
Navistar International Corp.* (Machinery)	150	4,341
NBT Bancorp, Inc. (Banks)	125	5,070
Neenah, Inc. (Paper & Forest Products)	50	3,522
Nelnet, Inc.—Class A (Consumer Finance)	50	2,912
Neogen Corp.* (Health Care Equipment & Supplies)	150	9,789
NeoGenomics, Inc.* (Life Sciences Tools & Services)	249	7,283
NETGEAR, Inc.* (Communications Equipment)	75	1,838
NetScout Systems, Inc.* (Communications Equipment)	200	4,814
Nevro Corp.* (Health Care Equipment & Supplies)	75	8,816
New Jersey Resources Corp. (Gas Utilities)	250	11,143
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	225	1,721
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	574	3,576

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 249

Common Stocks, continued

	Shares	Value
Newmark Group, Inc. (Real Estate Management & Development)	399	$5,369
Newpark Resources, Inc.* (Energy Equipment & Services)	250	1,568
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	50	2,250
NextGen Healthcare, Inc.* (Health Care Technology)	150	2,411
NIC, Inc. (IT Services)	175	3,911
Nicolet Bankshares, Inc.* (Banks)	25	1,846
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	100	2,028
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	175	5,807
Noble Corp. PLC* (Energy Equipment & Services)	699	853
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	774	1,811
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	125	2,120
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	275	4,573
Northwest Natural Holding Co. (Gas Utilities)	75	5,530
NorthWestern Corp. (Multi-Utilities)	150	10,751
Novagold Resources, Inc.* (Metals & Mining)	649	5,815
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	100	8,843
Novocure, Ltd.* (Health Care Equipment & Supplies)	225	18,960
NOW, Inc.* (Trading Companies & Distributors)	300	3,372
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	11,600
NV5 Global, Inc.* (Construction & Engineering)	25	1,261
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	899	2,931
Oceaneering International, Inc.* (Energy Equipment & Services)	275	4,100
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	150	3,831
Office Depot, Inc. (Specialty Retail)	1,519	4,162
Office Properties Income Trust (Equity Real Estate Investment Trusts)	125	4,018
OFG Bancorp (Banks)	150	3,542
Oil States International, Inc.* (Energy Equipment & Services)	175	2,854
Old National Bancorp (Banks)	474	8,668
Omeros Corp.*(a) (Pharmaceuticals)	125	1,761
Omnicell, Inc.* (Health Care Technology)	125	10,215
ONE Gas, Inc. (Gas Utilities)	150	14,035
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	50	1,360
OneSpan, Inc.* (Software)	100	1,712
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	125	2,105
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	150	5,481
OPKO Health, Inc.* (Biotechnology)	949	1,395
Opus Bank (Banks)	50	1,294
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	175	1,405
ORBCOMM, Inc.* (Diversified Telecommunication Services)	200	842
Origin BanCorp, Inc. (Banks)	50	1,892
Orion Engineered Carbons SA (Chemicals)	175	3,378
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	100	7,452
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	50	2,309
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	50	5,037
Otter Tail Corp. (Electric Utilities)	100	5,129
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	50	3,771
P.H. Glatfelter Co. (Paper & Forest Products)	125	2,288
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	399	2,051
Pacific Premier Bancorp, Inc. (Banks)	175	5,706
Pacira Biosciences, Inc.* (Pharmaceuticals)	125	5,663
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	50	3,158
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	100	2,324
Park National Corp. (Banks)	50	5,119
Parsons Corp.* (Aerospace & Defense)	50	2,064
Patrick Industries, Inc. (Building Products)	75	3,932
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	250	6,689
Patterson Cos., Inc. (Health Care Providers & Services)	225	4,608
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	4,580
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	200	1,824
Peapack Gladstone Financial Corp. (Banks)	50	1,545
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	374	10,027
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	300	7,668
Pennsylvania Real Estate Investment Trust(a)(Equity Real Estate Investment Trusts)	200	1,066
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	75	2,553
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	200	4,458
Peoples BanCorp, Inc. (Banks)	50	1,733
People's Utah BanCorp (Banks)	50	1,506
Perdoceo Education Corp.* (Diversified Consumer Services)	200	3,678
Perficient, Inc.* (IT Services)	100	4,607
Performance Food Group Co.* (Food & Staples Retailing)	300	15,443
Perspecta, Inc. (IT Services)	400	10,576
Petiq, Inc.* (Health Care Providers & Services)	50	1,253
PGT Innovations, Inc.* (Building Products)	150	2,237
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	50	1,242
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	175	2,758
Physicians Realty Trust (Equity Real Estate Investment Trusts)	524	9,925
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	349	7,762
Piper Sandler Cos. (Capital Markets)	50	3,997
Pitney Bowes, Inc. (Commercial Services & Supplies)	499	2,011
PJT Partners, Inc.—Class A (Capital Markets)	75	3,385
Plantronics, Inc. (Communications Equipment)	100	2,734
Playags, Inc.* (Hotels, Restaurants & Leisure)	75	910

See accompanying notes to financial statements.

250 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Plexus Corp.* (Electronic Equipment, Instruments & Components)	75	$5,771
Plug Power, Inc.*(a) (Electrical Equipment)	649	2,051
PNM Resources, Inc. (Electric Utilities)	225	11,410
PolyOne Corp. (Chemicals)	225	8,278
Portland General Electric Co. (Electric Utilities)	250	13,947
Portola Pharmaceuticals, Inc.* (Biotechnology)	175	4,179
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	175	7,572
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	75	7,418
PQ Group Holdings, Inc.* (Chemicals)	100	1,718
PRA Group, Inc.* (Consumer Finance)	125	4,538
Preferred Apartment Communities, Inc.— Class A (Equity Real Estate Investment Trusts)	125	1,665
Preferred Bank (Banks)	50	3,005
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	150	6,075
PriceSmart, Inc. (Food & Staples Retailing)	75	5,327
Primo Water Corp.* (Beverages)	100	1,123
Primoris Services Corp. (Construction & Engineering)	125	2,780
Principia BioPharma, Inc.* (Biotechnology)	25	1,370
ProAssurance Corp. (Insurance)	150	5,421
Progenics Pharmaceuticals, Inc.* (Biotechnology)	250	1,273
Progress Software Corp. (Software)	125	5,194
ProPetro Holding Corp.* (Energy Equipment & Services)	225	2,531
PROS Holdings, Inc.* (Software)	100	5,992
Proto Labs, Inc.* (Machinery)	75	7,616
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	175	4,314
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	50	8,244
PTC Therapeutics, Inc.* (Biotechnology)	150	7,204
Q2 Holdings, Inc.* (Software)	100	8,108
QAD, Inc. (Software)	25	1,273
QCR Holdings, Inc. (Banks)	50	2,193
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	674	3,033
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	150	8,141
Quaker Chemical Corp. (Chemicals)	25	4,113
Qualys, Inc.* (Software)	100	8,337
Quanex Building Products Corp. (Building Products)	100	1,708
Quidel Corp.* (Health Care Equipment & Supplies)	100	7,503
QuinStreet, Inc.* (Interactive Media & Services)	125	1,914
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	225	2,219
R1 RCM, Inc.* (Health Care Providers & Services)	275	3,570
Ra Pharmaceuticals, Inc.* (Biotechnology)	100	4,693
Radian Group, Inc. (Thrifts & Mortgage Finance)	574	14,441
Radius Health, Inc.* (Biotechnology)	125	2,520
RadNet, Inc.* (Health Care Providers & Services)	125	2,538
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	300	4,133
Rapid7, Inc.* (Software)	125	7,003
Raven Industries, Inc. (Industrial Conglomerates)	100	3,446
RBC Bearings, Inc.* (Machinery)	75	11,875
RE/MAX Holdings, Inc. (Real Estate Management & Development)	50	1,925
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	75	1,157
Realogy Holdings Corp. (Real Estate Management & Development)	325	3,146
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	50	10,221
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	25	826
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	200	4,790
Redfin Corp.* (Real Estate Management & Development)	250	5,285
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	275	4,549
Regenxbio, Inc.* (Biotechnology)	100	4,097
Regis Corp.* (Diversified Consumer Services)	75	1,340
Renasant Corp. (Banks)	150	5,313
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	100	2,695
Rent-A-Center, Inc. (Specialty Retail)	125	3,605
Repligen Corp.* (Biotechnology)	125	11,562
Republic Bancorp, Inc.—Class A (Banks)	25	1,170
Resources Connection, Inc. (Professional Services)	75	1,225
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	325	5,740
Retail Value, Inc. (Equity Real Estate Investment Trusts)	50	1,840
Retrophin, Inc.* (Biotechnology)	125	1,775
Revance Therapeutics, Inc.* (Pharmaceuticals)	125	2,029
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	300	13,700
Rexnord Corp.* (Machinery)	300	9,785
RH* (Specialty Retail)	50	10,674
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	75	1,722
Rite Aid Corp.*(a) (Food & Staples Retailing)	150	2,321
RLI Corp. (Insurance)	100	9,001
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	474	8,399
Rocket Pharmaceuticals, Inc.* (Biotechnology)	75	1,707
Rogers Corp.* (Electronic Equipment, Instruments & Components)	50	6,237
Rosetta Stone, Inc.* (Entertainment)	50	907
RPC, Inc. (Energy Equipment & Services)	175	917
RPT Realty (Equity Real Estate Investment Trusts)	225	3,384
Rubius Therapeutics, Inc.*(a) (Biotechnology)	100	950
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	75	3,488
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	75	1,632
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	125	10,832
S&T Bancorp, Inc. (Banks)	100	4,029
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	499	10,648
Safety Insurance Group, Inc. (Insurance)	50	4,627
Saia, Inc.* (Road & Rail)	75	6,984
SailPoint Technologies Holding, Inc.* (Software)	250	5,900
Sally Beauty Holdings, Inc.* (Specialty Retail)	349	6,369
Sanderson Farms, Inc. (Food Products)	50	8,810
Sandy Spring Bancorp, Inc. (Banks)	100	3,788
Sangamo Therapeutics, Inc.* (Biotechnology)	325	2,720

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 251

Common Stocks, continued

	Shares	Value
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	200	$6,848
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	25	1,320
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	2,771
Schnitzer Steel Industries, Inc.— Class A (Metals & Mining)	75	1,626
Scholastic Corp. (Media)	75	2,884
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	75	3,149
Science Applications International Corp. (IT Services)	175	15,228
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	150	4,017
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	125	4,917
Seacoast Banking Corp. of Florida* (Banks)	150	4,586
SEACOR Holdings, Inc.* (Energy Equipment & Services)	50	2,158
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	150	4,757
Select Energy Services, Inc.* (Energy Equipment & Services)	175	1,624
Select Medical Holdings Corp.* (Health Care Providers & Services)	300	7,002
Selective Insurance Group, Inc. (Insurance)	175	11,407
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	175	9,257
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	674	5,689
Sensient Technologies Corp. (Chemicals)	125	8,261
Seritage Growth Properties—Class A (Equity Real Estate Investment Trusts)	100	4,008
ServisFirst Bancshares, Inc. (Banks)	125	4,710
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	225	3,272
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	75	4,468
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	125	5,201
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	50	2,144
Signet Jewelers, Ltd. (Specialty Retail)	150	3,261
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	14,497
Simmons First National Corp.—Class A (Banks)	250	6,698
Simply Good Foods Co.* (Food Products)	200	5,708
Simpson Manufacturing Co., Inc. (Building Products)	125	10,028
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	125	11,330
SJW Corp. (Water Utilities)	75	5,330
Skyline Corp.* (Household Durables)	150	4,755
SkyWest, Inc. (Airlines)	150	9,695
Sleep Number Corp.* (Specialty Retail)	75	3,693
SM Energy Co. (Oil, Gas & Consumable Fuels)	325	3,653
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	75	1,050
Sonic Automotive, Inc.—Class A (Specialty Retail)	75	2,325
Sonos, Inc.* (Household Durables)	200	3,124
South Jersey Industries, Inc. (Gas Utilities)	250	8,245
South State Corp. (Banks)	100	8,674
Southside Bancshares, Inc. (Banks)	100	3,714
Southwest Gas Holdings, Inc. (Gas Utilities)	150	11,395
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,523	3,686
SP Plus Corp.* (Commercial Services & Supplies)	75	3,182
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	300	1,092
Spire, Inc. (Gas Utilities)	150	12,496
Spirit Airlines, Inc.* (Airlines)	200	8,062
SPS Commerce, Inc.* (Software)	100	5,542
SPX Corp.* (Machinery)	125	6,360
SPX FLOW, Inc.* (Machinery)	125	6,109
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	674	2,777
STAAR Surgical Co.* (Health Care Equipment & Supplies)	125	4,396
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	349	11,017
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	50	4,175
Standard Motor Products, Inc. (Auto Components)	50	2,661
Standex International Corp. (Machinery)	25	1,984
State Auto Financial Corp. (Insurance)	50	1,551
Steelcase, Inc.—Class A (Commercial Services & Supplies)	250	5,115
Stemline Therapeutics, Inc.* (Biotechnology)	100	1,063
Stepan Co. (Chemicals)	50	5,122
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	250	10,752
Stewart Information Services Corp. (Insurance)	75	3,059
Stifel Financial Corp. (Capital Markets)	200	12,129
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	125	3,208
Stock Yards BanCorp, Inc. (Banks)	50	2,053
Stoneridge, Inc.* (Auto Components)	75	2,199
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	150	3,034
Strategic Education, Inc. (Diversified Consumer Services)	50	7,945
Sturm, Ruger & Co., Inc. (Leisure Products)	50	2,352
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	300	3,702
Summit Materials, Inc.*—Class A (Construction Materials)	325	7,768
SunCoke Energy, Inc. (Metals & Mining)	250	1,558
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	175	1,365
Sunrun, Inc.* (Electrical Equipment)	300	4,143
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	649	9,034
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	150	3,558
Surmodics, Inc.* (Health Care Equipment & Supplies)	25	1,036
SVMK, Inc.* (Software)	225	4,021
Sykes Enterprises, Inc.* (IT Services)	100	3,699
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	100	6,577
Syneos Health, Inc.* (Life Sciences Tools & Services)	175	10,407
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	50	2,434
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	50	3,376

See accompanying notes to financial statements.

252 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	50	$1,508
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	150	8,942
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	250	3,683
Taylor Morrison Home Corp.*—Class A (Household Durables)	300	6,558
Team, Inc.* (Commercial Services & Supplies)	75	1,198
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	14,359
TechTarget, Inc.* (Media)	75	1,958
TEGNA, Inc. (Media)	599	9,996
Teladoc Health, Inc.* (Health Care Technology)	200	16,744
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	275	2,002
Tenable Holdings, Inc.* (Software)	100	2,396
Tenet Healthcare Corp.* (Health Care Providers & Services)	300	11,408
Tennant Co. (Machinery)	50	3,896
Tenneco, Inc. (Auto Components)	150	1,965
Terex Corp. (Machinery)	175	5,212
Terraform Power, Inc.—Class A (Independent Power and Renewable Electricity Producers)	200	3,078
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	175	9,475
Tetra Tech, Inc. (Commercial Services & Supplies)	150	12,923
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	200	11,263
TG Therapeutics, Inc.* (Biotechnology)	225	2,498
The Andersons, Inc. (Food & Staples Retailing)	100	2,528
The Bancorp, Inc.* (Banks)	150	1,946
The Boston Beer Co., Inc.*—Class A (Beverages)	25	9,446
The Brink's Co. (Commercial Services & Supplies)	150	13,601
The Buckle, Inc. (Specialty Retail)	75	2,028
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	125	4,858
The Children's Place, Inc. (Specialty Retail)	50	3,126
The E.W. Scripps Co.—Class A (Media)	150	2,357
The Ensign Group, Inc. (Health Care Providers & Services)	150	6,806
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	325	5,398
The Greenbrier Cos., Inc. (Machinery)	100	3,243
The Manitowoc Co., Inc.* (Machinery)	100	1,750
The Marcus Corp. (Entertainment)	75	2,383
The Medicines Co.* (Pharmaceuticals)	200	16,987
The Michaels Cos., Inc.* (Specialty Retail)	250	2,023
The Providence Service Corp.* (Health Care Providers & Services)	25	1,480
The St Joe Co.* (Real Estate Management & Development)	100	1,983
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	549	1,329
Theravance Biopharma, Inc.* (Pharmaceuticals)	125	3,236
Thermon Group Holdings, Inc.* (Electrical Equipment)	100	2,680
Third Point Reinsurance, Ltd.* (Insurance)	200	2,104
Tidewater, Inc.* (Energy Equipment & Services)	100	1,928
Tivity Health, Inc.* (Health Care Providers & Services)	125	2,543
TiVo Corp. (Software)	350	2,968
Tompkins Financial Corp. (Banks)	50	4,575
Tootsie Roll Industries, Inc.(a) (Food Products)	50	1,707
TopBuild Corp.* (Household Durables)	100	10,308
TowneBank (Banks)	175	4,869
TPG RE Finance Trust, Inc.—Class T (Mortgage Real Estate Investment Trusts)	150	3,041
TPI Composites, Inc.* (Electrical Equipment)	75	1,388
Tredegar Corp. (Chemicals)	75	1,676
Trex Co., Inc.* (Building Products)	175	15,728
TRI Pointe Group, Inc.* (Household Durables)	399	6,216
Tricida, Inc.* (Pharmaceuticals)	50	1,887
TriCo Bancshares (Banks)	75	3,061
TriMas Corp.* (Machinery)	125	3,926
TriNet Group, Inc.* (Professional Services)	125	7,076
Trinseo SA (Chemicals)	125	4,651
Triple-S Management Corp.* (Health Care Providers & Services)	52	961
Tristate Capital Holdings, Inc.* (Banks)	75	1,959
Triton International, Ltd/Bermuda (Trading Companies & Distributors)	150	6,030
Triumph BanCorp, Inc.* (Banks)	75	2,852
Triumph Group, Inc. (Aerospace & Defense)	150	3,791
Tronox Holdings PLC—Class A (Chemicals)	275	3,141
TrueBlue, Inc.* (Professional Services)	100	2,406
TrueCar, Inc.* (Interactive Media & Services)	300	1,425
Trupanion, Inc.* (Insurance)	75	2,810
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	275	2,384
Trustmark Corp. (Banks)	175	6,039
TTEC Holdings, Inc. (IT Services)	50	1,981
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	275	4,139
Tucows, Inc.* (IT Services)	25	1,545
Tupperware Brands Corp. (Household Durables)	125	1,073
Tutor Perini Corp.* (Construction & Engineering)	100	1,286
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	50	1,283
Twist Bioscience Corp.* (Biotechnology)	50	1,050
U.S. Concrete, Inc.* (Construction Materials)	50	2,083
U.S. Ecology, Inc. (Commercial Services & Supplies)	50	2,896
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	25	2,859
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	200	1,230
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,347
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	150	6,407
UMB Financial Corp. (Banks)	125	8,579
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	100	1,573
UniFirst Corp. (Commercial Services & Supplies)	50	10,098
Unisys Corp.* (IT Services)	150	1,779
Unit Corp.* (Energy Equipment & Services)	150	104
United Bankshares, Inc. (Banks)	275	10,631
United Community Banks, Inc. (Banks)	225	6,948
United Community Financial Corp. (Thrifts & Mortgage Finance)	125	1,458
United Fire Group, Inc. (Insurance)	50	2,187
United Natural Foods, Inc.* (Food & Staples Retailing)	150	1,314
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	524	4,302
Unitil Corp. (Multi-Utilities)	50	3,091

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 253

Common Stocks, continued

	Shares	Value
Universal Corp. (Tobacco)	75	$4,279
Universal Electronics, Inc.* (Household Durables)	50	2,613
Universal Forest Products, Inc. (Building Products)	175	8,348
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	25	2,934
Universal Insurance Holdings, Inc. (Insurance)	75	2,099
Univest Financial Corp. (Banks)	75	2,009
Upland Software, Inc.* (Software)	75	2,678
Upwork, Inc.* (Professional Services)	150	1,601
Urban Edge Properties (Equity Real Estate Investment Trusts)	325	6,234
Urogen Pharma, Ltd.* (Biotechnology)	50	1,669
Urstadt Biddle Properties, Inc.— Class A (Equity Real Estate Investment Trusts)	75	1,863
USANA Health Sciences, Inc.* (Personal Products)	50	3,928
Valley National Bancorp (Banks)	1,074	12,296
Vanda Pharmaceuticals, Inc.* (Biotechnology)	150	2,462
Varex Imaging Corp.* (Health Care Equipment & Supplies)	100	2,981
Varonis Systems, Inc.* (Software)	75	5,828
Vector Group, Ltd. (Tobacco)	315	4,218
Vectrus, Inc.* (Aerospace & Defense)	25	1,282
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,836
Veracyte, Inc.* (Biotechnology)	125	3,490
Vericel Corp.* (Biotechnology)	125	2,175
Verint Systems, Inc.* (Software)	175	9,687
Veritex Holdings, Inc. (Banks)	150	4,370
Verra Mobility Corp.*— Class C (IT Services)	275	3,847
Verso Corp.*— Class A (Paper & Forest Products)	100	1,803
Viad Corp. (Commercial Services & Supplies)	50	3,375
Viavi Solutions, Inc.* (Communications Equipment)	649	9,735
Vicor Corp.* (Electrical Equipment)	50	2,336
ViewRay, Inc.* (Health Care Equipment & Supplies)	199	840
Viking Therapeutics, Inc.*(a) (Biotechnology)	175	1,404
Virtus Investment Partners, Inc. (Capital Markets)	25	3,043
Virtusa Corp.* (IT Services)	75	3,400
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	374	7,961
Vista Outdoor, Inc.* (Leisure Products)	150	1,122
Visteon Corp.* (Auto Components)	75	6,494
Vocera Communications, Inc.* (Health Care Technology)	75	1,557
Vonage Holdings Corp.* (Diversified Telecommunication Services)	624	4,624
Voyager Therapeutics, Inc.* (Biotechnology)	75	1,046
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	275	1,529
Wabash National Corp. (Machinery)	150	2,204
Waddell & Reed Financial, Inc.— Class A (Capital Markets)	200	3,344
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	75	4,851
Warrior Met Coal, Inc. (Metals & Mining)	150	3,170
Washington Federal, Inc. (Thrifts & Mortgage Finance)	225	8,246
Washington Prime Group, Inc.(a) (Equity Real Estate Investment Trusts)	524	1,907
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	6,566
Washington Trust BanCorp, Inc. (Banks)	50	2,690
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	75	1,427
Watford Holdings, Ltd.* (Insurance)	50	1,258
Watts Water Technologies, Inc.— Class A (Machinery)	75	7,482
WaVe Life Sciences, Ltd.*(a) (Pharmaceuticals)	75	601
WD-40 Co. (Household Products)	50	9,707
Welbilt, Inc.* (Machinery)	374	5,838
Werner Enterprises, Inc. (Road & Rail)	125	4,549
WesBanco, Inc. (Banks)	175	6,613
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	150	1,653
Westamerica Bancorporation (Banks)	75	5,083
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	125	1,291
Whitestone REIT (Equity Real Estate Investment Trusts)	100	1,362
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	250	1,835
William Lyon Homes*— Class A (Household Durables)	100	1,998
Willscot Corp.* (Construction & Engineering)	150	2,774
Wingstop, Inc. (Hotels, Restaurants & Leisure)	75	6,467
Winnebago Industries, Inc. (Automobiles)	75	3,974
WisdomTree Investments, Inc. (Capital Markets)	374	1,810
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	250	8,435
Workiva, Inc.* (Software)	100	4,205
World Acceptance Corp.* (Consumer Finance)	25	2,160
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	175	7,598
Worthington Industries, Inc. (Metals & Mining)	100	4,218
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	349	10,637
WSFS Financial Corp. (Thrifts & Mortgage Finance)	150	6,599
WW International, Inc.* (Diversified Consumer Services)	125	4,776
Xencor, Inc.* (Biotechnology)	125	4,299
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	325	7,023
Xperi Corp. (Semiconductors & Semiconductor Equipment)	150	2,775
Yelp, Inc.* (Interactive Media & Services)	200	6,966
Yeti Holdings, Inc.* (Leisure Products)	100	3,478
Yext, Inc.* (Software)	250	3,605
Y-mAbs Therapeutics, Inc.* (Biotechnology)	50	1,563
York Water Co. (Water Utilities)	25	1,153
ZIOPHARM Oncology, Inc.*(a) (Biotechnology)	449	2,119
ZixCorp.* (Software)	150	1,017
Zogenix, Inc.* (Pharmaceuticals)	125	6,516
Zumiez, Inc.* (Specialty Retail)	50	1,727
Zuora, Inc.*—Class A (Software)	250	3,583
TOTAL COMMON STOCKS (Cost $3,740,037)		5,297,885

Contingent Right(NM)

A. Schulman, Inc.*+(b) (Chemicals)	100	52
TOTAL CONTINGENT RIGHT
(Cost $200)	52

See accompanying notes to financial statements.

254 :: ProFund VP Small-Cap :: Financial Statements

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—

TOTAL TRUST (Cost $ —)	—

Repurchase Agreements(c)(d) (65.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $10,594,790	$10,594,000	$10,594,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,594,000)		10,594,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio — Institutional Shares, 1.66%(e)	27,494	$27,494
Fidelity Investments Money Market Government Portfolio — Class I, 1.59%(e)	9,536	9,536
Invesco Government & Agency Portfolio — Institutional Shares, 1.59%(e)	3,071	3,071
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $40,101)		40,101
TOTAL INVESTMENT SECURITIES (Cost $14,374,338)—99.1%		15,932,038
Net other assets (liabilities)—0.9%		142,944
NET ASSETS—100.0%		$16,074,982

*	Non-income producing security.

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $38,084.

(b)	No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $1,103,000.

(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	7	3/23/20	$584,465	$7,409

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	1/27/20	1.88%	$9,694,475	$178
Russell 2000 Index	UBS AG	1/27/20	1.63%	496,210	1
				$10,190,685	$179

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 255

ProFund VP Small-Cap invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	76,413	0.5%
Air Freight & Logistics	18,101	0.1%
Airlines	25,769	0.2%
Auto Components	61,626	0.4%
Automobiles	3,974	NM
Banks	510,532	3.3%
Beverages	20,157	0.1%
Biotechnology	347,299	2.2%
Building Products	92,606	0.6%
Capital Markets	76,604	0.5%
Chemicals	105,992	0.6%
Commercial Services & Supplies	154,241	1.0%
Communications Equipment	61,399	0.4%
Construction & Engineering	57,120	0.4%
Construction Materials	9,851	0.1%
Consumer Finance	31,586	0.2%
Containers & Packaging	4,983	NM
Distributors	4,257	NM
Diversified Consumer Services	47,533	0.3%
Diversified Financial Services	13,302	0.1%
Diversified Telecommunication Services	27,542	0.2%
Electric Utilities	59,030	0.4%
Electrical Equipment	58,582	0.4%
Electronic Equipment, Instruments & Components	141,913	0.9%
Energy Equipment & Services	47,085	0.3%
Entertainment	12,361	0.1%
Equity Real Estate Investment Trusts	382,432	2.4%
Food & Staples Retailing	39,557	0.2%
Food Products	71,330	0.4%
Gas Utilities	67,636	0.4%
Health Care Equipment & Supplies	205,676	1.3%
Health Care Providers & Services	116,339	0.7%
Health Care Technology	54,882	0.3%
Hotels, Restaurants & Leisure	141,124	1.0%
Household Durables	98,940	0.6%
Household Products	13,377	0.1%
Independent Power and Renewable Electricity Producers	23,121	0.1%
Industrial Conglomerates	3,446	NM
Insurance	119,212	0.7%
Interactive Media & Services	23,272	0.1%
Internet & Direct Marketing Retail	15,876	0.1%
IT Services	126,200	0.8%
Leisure Products	18,941	0.1%
Life Sciences Tools & Services	36,086	0.2%
Machinery	213,934	1.3%
Marine	5,100	NM
Media	42,243	0.3%
Metals & Mining	70,458	0.4%
Mortgage Real Estate Investment Trusts	70,745	0.4%
Multiline Retail	4,709	NM
Multi-Utilities	36,002	0.2%
Oil, Gas & Consumable Fuels	103,381	0.6%
Paper & Forest Products	24,769	0.2%
Personal Products	14,947	0.1%
Pharmaceuticals	108,113	0.7%
Professional Services	83,278	0.5%
Real Estate Management & Development	38,891	0.2%
Road & Rail	28,356	0.2%
Semiconductors & Semiconductor Equipment	153,614	1.0%
Software	247,952	1.4%
Specialty Retail	132,642	0.8%
Technology Hardware, Storage & Peripherals	8,254	0.1%
Textiles, Apparel & Luxury Goods	54,462	0.3%
Thrifts & Mortgage Finance	112,378	0.7%
Tobacco	8,497	0.1%
Trading Companies & Distributors	76,567	0.5%
Water Utilities	24,770	0.2%
Wireless Telecommunication Services	6,570	NM
Other**	10,777,045	67.0%
Total	$16,074,982	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

256 :: ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$14,374,338
Securities, at value(a)	5,338,038
Repurchase agreements, at value	10,594,000
Total Investment Securities, at value	15,932,038
Segregated cash balances for futures contracts with brokers	23,100
Segregated cash balances for swap agreements with custodian	938
Dividends and interest receivable	7,270
Unrealized appreciation on swap agreements	179
Receivable for capital shares issued	190,027
Receivable for investments sold	2,300
Variation margin on futures contracts	525
Prepaid expenses	63
TOTAL ASSETS	16,156,440

LIABILITIES:
Payable for capital shares redeemed	451
Cash overdraft	105
Payable for collateral for securities loaned	40,101
Advisory fees payable	9,398
Management services fees payable	1,253
Administration fees payable	1,004
Administrative services fees payable	6,790
Distribution fees payable	7,677
Transfer agency fees payable	1,360
Fund accounting fees payable	883
Compliance services fees payable	69
Other accrued expenses	12,367
TOTAL LIABILITIES	81,458
NET ASSETS	$16,074,982
NET ASSETS CONSIST OF:
Capital	$14,150,081
Total distributable earnings (loss)	1,924,901
NET ASSETS	$16,074,982
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	454,086
Net Asset Value (offering and redemption price per share)	$35.40
(a) Includes securities on loan valued at:	$38,084

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$64,166
Interest	131,763
Foreign tax withholding	(18)
Income from securities lending	1,874
TOTAL INVESTMENT INCOME	197,785

EXPENSES:
Advisory fees	86,546
Management services fees	11,539
Administration fees	9,801
Transfer agency fees	7,539
Administrative services fees	25,475
Distribution fees	28,849
Custody fees	1,772
Fund accounting fees	9,480
Trustee fees	277
Compliance services fees	129
Other fees	19,044
Total Gross Expenses before reductions	200,451
Expenses reduced and reimbursed by the Advisor	(6,649)
TOTAL NET EXPENSES	193,802
NET INVESTMENT INCOME (LOSS)	3,983
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	61,471
Net realized gains (losses) on futures contracts	30,516
Net realized gains (losses) on swap agreements	1,223,707
Change in net unrealized appreciation/depreciation on investment securities	1,036,324
Change in net unrealized appreciation/depreciation on futures contracts	23,930
Change in net unrealized appreciation/depreciation on swap agreements	(71,641)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,304,307
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,308,290

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 257

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$3,983	$(14,700)
Net realized gains (losses) on investments	1,315,694	(928,161)
Change in net unrealized appreciation/depreciation on investments	988,613	(1,065,157)
Change in net assets resulting from operations	2,308,290	(2,008,018)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(955,188)
Change in net assets resulting from distributions	—	(955,188)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,202,042	19,114,595
Distributions reinvested	—	955,188
Value of shares redeemed	(14,737,883)	(20,995,541)
Change in net assets resulting from capital transactions	3,464,159	(925,758)
Change in net assets	5,772,449	(3,888,964)

NET ASSETS:
Beginning of period	10,302,533	14,191,497
End of period	$16,074,982	$10,302,533

SHARE TRANSACTIONS:
Issued	546,273	543,142
Reinvested	—	26,459
Redeemed	(451,947)	(614,970)
Change in shares	94,326	(45,369)

See accompanying notes to financial statements.

258 :: ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$28.64	$35.03	$35.32	$29.58	$32.16

Investment Activities:
Net investment income (loss)(a)	0.01	(0.04)	(0.29)	(0.29)	(0.39)
Net realized and unrealized gains (losses) on investments	6.75	(3.99)	4.63	6.03	(1.50)
Total income (loss) from investment activities	6.76	(4.03)	4.34	5.74	(1.89)

Distributions to Shareholders From:
Net realized gains on investments	—	(2.36)	(4.63)	—	(0.69)
Net Asset Value, End of Period	$35.40	$28.64	$35.03	$35.32	$29.58

Total Return	23.60%	(12.89)%	12.43%	19.44%	(6.02)%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.76%	1.72%	1.76%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.03%	(0.10)%	(0.81)%	(0.94)%	(1.22)%

Supplemental Data:
Net assets, end of period (000's)	$16,075	$10,303	$14,191	$21,225	$12,666
Portfolio turnover rate(b)	22%	18%	12%	14%	57%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Growth :: 259

ProFund VP Small-Cap Growth (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 19.12%. For the same period, the Index had a total return of 21.13%1 and a volatility of 15.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the growth end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Growth	19.12%	9.06%	12.23%
S&P Small Cap 600® Growth Index	21.13%	10.87%	14.20%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Growth	1.70%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Medicines Co.	1.6%
LHC Group, Inc.	1.0%
Exponent, Inc.	0.9%
John Bean Technologies Corp.	0.9%
TopBuild Corp.	0.9%

S&P SmallCap 600® Growth Index – Composition

% of Index
Information Technology	20%
Industrials	19%
Health Care	15%
Consumer Discretionary	15%
Financials	11%
Real Estate	6%
Materials	4%
Consumer Staples	4%
Utilities	2%
Energy	2%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

260 :: ProFund VP Small-Cap Growth :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (99.4%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	5,311	$46,471
8x8, Inc.* (Software)	4,496	82,277
AAON, Inc. (Building Products)	1,823	90,074
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,145	55,620
Actuant Corp.—Class A (Machinery)	1,111	28,919
Addus Homecare Corp.* (Health Care Providers & Services)	608	59,110
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,719	122,393
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,248	148,303
AeroVironment, Inc.* (Aerospace & Defense)	571	35,254
Agilysys, Inc.* (Software)	913	23,199
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,903	133,533
Akorn, Inc.* (Pharmaceuticals)	1,527	2,291
Alamo Group, Inc. (Machinery)	435	54,614
Alarm.com Holdings, Inc.* (Software)	1,634	70,213
Albany International Corp.—Class A (Machinery)	1,377	104,542
Allegiant Travel Co. (Airlines)	592	103,032
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,291	59,257
American States Water Co. (Water Utilities)	1,653	143,217
American Vanguard Corp. (Chemicals)	631	12,286
American Woodmark Corp.* (Building Products)	699	73,052
Ameris Bancorp (Banks)	1,322	56,238
AMERISAFE, Inc. (Insurance)	416	27,468
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,131	70,473
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	783	15,104
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	417	25,716
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	640	33,184
Apogee Enterprises, Inc. (Building Products)	596	19,370
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	989	65,957
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,731	7,288
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,093	20,057
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,004	17,941
Asbury Automotive Group, Inc.* (Specialty Retail)	443	49,523
Avon Products, Inc. (Personal Products)	11,924	67,251
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	757	18,240
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	1,579	47,812
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	823	53,437
Balchem Corp. (Chemicals)	1,443	146,651
Barnes Group, Inc. (Machinery)	1,326	82,159
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	861	29,584
BioTelemetry, Inc.* (Health Care Providers & Services)	1,524	70,560
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	2,650	58,486
Blucora, Inc.* (Capital Markets)	1,230	32,152
Boot Barn Holdings, Inc.* (Specialty Retail)	1,281	57,043
Bottomline Technologies, Inc.* (Software)	992	53,171
Brady Corp.—Class A (Commercial Services & Supplies)	1,519	86,978
Brookline Bancorp, Inc. (Banks)	1,575	25,925
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	3,244	136,117
Calavo Growers, Inc. (Food Products)	411	37,232
California Water Service Group (Water Utilities)	1,447	74,607
Callaway Golf Co. (Leisure Products)	4,222	89,506
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	9,283	44,837
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,579	76,724
Cardtronics PLC*—Class A (IT Services)	1,070	47,776
Care.com, Inc.* (Interactive Media & Services)	632	9,499
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,100	43,323
Cavco Industries, Inc.* (Household Durables)	385	75,221
Central Pacific Financial Corp. (Banks)	675	19,967
Century Communities, Inc.* (Household Durables)	581	15,890
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	533	14,370
Chart Industries, Inc.* (Machinery)	947	63,913
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	745	19,310
CIRCOR International, Inc.* (Machinery)	893	41,292
City Holding Co. (Banks)	439	35,976
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	6,785	56,994
Coca-Cola Consolidated, Inc. (Beverages)	208	59,082
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,870	123,065
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	833	19,034
Comfort Systems USA, Inc. (Construction & Engineering)	1,135	56,580
Community Bank System, Inc. (Banks)	1,322	93,782
Community Health Systems, Inc.* (Health Care Providers & Services)	5,286	15,329
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	851	36,474
Comtech Telecommunications Corp. (Communications Equipment)	1,094	38,826
CONMED Corp. (Health Care Equipment & Supplies)	1,274	142,471

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 261

Common Stocks, continued

	Shares	Value
Corcept Therapeutics, Inc.* (Pharmaceuticals)	4,613	$55,817
CorVel Corp.* (Health Care Providers & Services)	402	35,119
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,078	128,937
CryoLife, Inc.* (Health Care Equipment & Supplies)	926	25,085
CSG Systems International, Inc. (IT Services)	1,478	76,531
CTS Corp. (Electronic Equipment, Instruments & Components)	789	23,678
Cubic Corp. (Aerospace & Defense)	715	45,453
Cutera, Inc.* (Health Care Equipment & Supplies)	638	22,847
CVB Financial Corp. (Banks)	2,866	61,848
Cytokinetics, Inc.* (Biotechnology)	1,457	15,459
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	788	31,654
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	3,444	36,369
Digi International, Inc.* (Communications Equipment)	1,270	22,504
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	753	62,891
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,854	104,510
DMC Global, Inc. (Machinery)	657	29,526
Dorman Products, Inc.* (Auto Components)	706	53,458
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	485	7,634
Eagle Pharmaceuticals, Inc.* (Biotechnology)	453	27,216
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,863	44,209
Ebix, Inc. (Software)	679	22,685
eHealth, Inc.* (Insurance)	912	87,625
El Paso Electric Co. (Electric Utilities)	1,060	71,963
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	464	7,025
Emergent BioSolutions, Inc.* (Biotechnology)	1,200	64,740
Enanta Pharmaceuticals, Inc.* (Biotechnology)	717	44,296
Encore Wire Corp. (Electrical Equipment)	555	31,857
Enova International, Inc.* (Consumer Finance)	1,515	36,451
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	279	23,517
ESCO Technologies, Inc. (Machinery)	1,166	107,855
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	3,636	90,210
EVERTEC, Inc. (IT Services)	2,678	91,159
EXL Service Holdings, Inc.* (IT Services)	1,529	106,205
Exponent, Inc. (Professional Services)	2,325	160,448
Extreme Networks, Inc.* (Communications Equipment)	5,453	40,189
Fabrinet* (Electronic Equipment, Instruments & Components)	1,660	107,634
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	398	20,039
Federal Signal Corp. (Machinery)	2,715	87,559
First BanCorp. (Banks)	4,583	48,534
First Commonwealth Financial Corp. (Banks)	2,470	35,840
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	897	34,310
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	3,396	88,194
Forrester Research, Inc.* (Professional Services)	267	11,134
Forward Air Corp. (Air Freight & Logistics)	1,264	88,417
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	415	8,030
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,824	51,419
Fox Factory Holding Corp.* (Auto Components)	1,728	120,217
Franklin Electric Co., Inc. (Machinery)	1,726	98,934
Gentherm, Inc.* (Auto Components)	705	31,295
Geospace Technologies Corp.* (Energy Equipment & Services)	611	10,246
Getty Realty Corp. (Equity Real Estate Investment Trusts)	813	26,723
Gibraltar Industries, Inc.* (Building Products)	1,028	51,852
Glacier Bancorp, Inc. (Banks)	2,269	104,350
Glu Mobile, Inc.* (Entertainment)	5,166	31,254
GMS, Inc.* (Trading Companies & Distributors)	1,040	28,163
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	2,461	45,233
Greenhill & Co., Inc. (Capital Markets)	300	5,124
Griffon Corp. (Building Products)	1,911	38,851
H.B. Fuller Co. (Chemicals)	1,304	67,247
Hanger, Inc.* (Health Care Providers & Services)	1,675	46,247
Harmonic, Inc.* (Communications Equipment)	4,052	31,606
Harsco Corp.* (Machinery)	1,692	38,933
Haynes International, Inc. (Metals & Mining)	258	9,231
HealthStream, Inc.* (Health Care Technology)	758	20,618
Heartland Express, Inc. (Road & Rail)	986	20,755
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	6,341	61,065
Heska Corp.* (Health Care Equipment & Supplies)	161	15,446
Hibbett Sports, Inc.* (Specialty Retail)	419	11,749
HMS Holdings Corp.* (Health Care Technology)	2,174	64,350
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	1,009	33,569
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,324	32,722
Independent Bank Corp. (Banks)	1,003	83,500
Innospec, Inc. (Chemicals)	1,099	113,681
Innovative Industrial Properties, Inc.(a) (Equity Real Estate Investment Trusts)	532	40,363
Innoviva, Inc.* (Pharmaceuticals)	2,998	42,452
Inogen, Inc.* (Health Care Equipment & Supplies)	508	34,712
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	819	57,568
Installed Building Products, Inc.* (Household Durables)	956	65,840
Inter Parfums, Inc. (Personal Products)	790	57,441

See accompanying notes to financial statements.

262 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Interface, Inc. (Commercial Services & Supplies)	1,703	$28,253
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,089	51,473
iRobot Corp.* (Household Durables)	558	28,252
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,580	132,641
J & J Snack Foods Corp. (Food Products)	670	123,462
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,769	15,019
James River Group Holdings, Ltd. (Insurance)	886	36,512
John B. Sanfilippo & Son, Inc. (Food Products)	394	35,964
John Bean Technologies Corp. (Machinery)	1,421	160,090
Kaiser Aluminum Corp. (Metals & Mining)	449	49,790
KEMET Corp. (Electronic Equipment, Instruments & Components)	2,606	70,492
Kinsale Capital Group, Inc. (Insurance)	925	94,036
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,779	58,776
Koppers Holdings, Inc.* (Chemicals)	929	35,506
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,423	38,706
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	968	19,854
La-Z-Boy, Inc. (Household Durables)	999	31,449
LCI Industries (Auto Components)	1,122	120,200
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	735	26,423
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,448	57,858
LGI Homes, Inc.* (Household Durables)	896	63,302
LHC Group, Inc.* (Health Care Providers & Services)	1,329	183,082
Lindsay Corp. (Machinery)	218	20,926
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	603	3,594
Lithia Motors, Inc.—Class A (Specialty Retail)	1,016	149,353
LivePerson, Inc.* (Software)	2,761	102,157
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	946	42,352
M.D.C. Holdings, Inc. (Household Durables)	2,247	85,746
M/I Homes, Inc.* (Household Durables)	669	26,325
ManTech International Corp.—Class A (IT Services)	1,207	96,415
Marcus & Millichap, Inc.* (Real Estate Management & Development)	537	20,003
Marten Transport, Ltd. (Road & Rail)	1,011	21,726
Materion Corp. (Metals & Mining)	513	30,498
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	1,315	27,904
McDermott International, Inc.* (Energy Equipment & Services)	3,669	2,482
Medifast, Inc.(a) (Personal Products)	521	57,091
Medpace Holdings* (Life Sciences Tools & Services)	1,228	103,226
Mercer International, Inc. (Paper & Forest Products)	951	11,697
Meritage Homes Corp.* (Household Durables)	921	56,282
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	110	27,434
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,551	56,627
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,148	45,174
MGP Ingredients, Inc. (Beverages)	262	12,694
MicroStrategy, Inc.*—Class A (Software)	206	29,382
Mobile Mini, Inc. (Commercial Services & Supplies)	1,029	39,009
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,104	61,242
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	327	15,876
Monro, Inc. (Specialty Retail)	836	65,375
Moog, Inc.—Class A (Aerospace & Defense)	708	60,413
Mueller Industries, Inc. (Machinery)	1,687	53,562
MYR Group, Inc.* (Construction & Engineering)	351	11,439
National Bank Holdings Corp. (Banks)	1,007	35,467
National Beverage Corp.*(a) (Beverages)	251	12,806
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,518	51,035
Natus Medical, Inc.* (Health Care Equipment & Supplies)	810	26,722
NBT Bancorp, Inc. (Banks)	1,002	40,641
Neenah, Inc. (Paper & Forest Products)	347	24,439
Neogen Corp.* (Health Care Equipment & Supplies)	1,505	98,216
NeoGenomics, Inc.* (Life Sciences Tools & Services)	4,684	137,007
Newpark Resources, Inc.* (Energy Equipment & Services)	2,052	12,866
NextGen Healthcare, Inc.* (Health Care Technology)	1,172	18,834
NIC, Inc. (IT Services)	3,004	67,139
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	3,050	101,200
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	913	15,484
Northwest Natural Holding Co. (Gas Utilities)	683	50,358
Omnicell, Inc.* (Health Care Technology)	1,186	96,920
OneSpan, Inc.* (Software)	1,461	25,012
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,210	44,213
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	376	17,364
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	766	77,167
Pacira Biosciences, Inc.* (Pharmaceuticals)	1,274	57,712
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,653	38,416
Patrick Industries, Inc. (Building Products)	1,002	52,535
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,348	35,277
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	786	13,276
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	604	18,331
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	4,490	100,083

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 263

Common Stocks, continued

	Shares	Value
Perdoceo Education Corp.* (Diversified Consumer Services)	1,389	$25,544
Perficient, Inc.* (IT Services)	1,463	67,400
PetMed Express, Inc. (Internet & Direct Marketing Retail)	470	11,054
Piper Sandler Cos. (Capital Markets)	302	24,142
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,309	100,714
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,320	130,560
PRA Group, Inc.* (Consumer Finance)	957	34,739
Preferred Bank (Banks)	611	36,715
PriceSmart, Inc. (Food & Staples Retailing)	440	31,249
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,860	9,467
Progress Software Corp. (Software)	2,010	83,516
Proto Labs, Inc.* (Machinery)	769	78,092
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	5,013	22,559
Qualys, Inc.* (Software)	1,496	124,722
QuinStreet, Inc.* (Interactive Media & Services)	2,068	31,661
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	3,179	12,557
RadNet, Inc.* (Health Care Providers & Services)	1,872	38,002
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,650	36,504
Raven Industries, Inc. (Industrial Conglomerates)	1,605	55,308
RE/MAX Holdings, Inc. (Real Estate Management & Development)	568	21,862
Regenxbio, Inc.* (Biotechnology)	1,406	57,604
Rent-A-Center, Inc. (Specialty Retail)	2,211	63,765
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,862	50,543
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	121	9,917
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,676	7,065
Rogers Corp.* (Electronic Equipment, Instruments & Components)	833	103,900
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	791	17,216
Safehold, Inc. (Equity Real Estate Investment Trusts)	557	22,447
Safety Insurance Group, Inc. (Insurance)	315	29,147
Saia, Inc.* (Road & Rail)	1,164	108,392
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	301	15,887
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,386	58,199
Seacoast Banking Corp. of Florida* (Banks)	1,316	40,230
SEACOR Holdings, Inc.* (Energy Equipment & Services)	425	18,339
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,506	58,490
ServisFirst Bancshares, Inc. (Banks)	2,068	77,922
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,393	82,981
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,178	49,017
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	859	36,834
Simpson Manufacturing Co., Inc. (Building Products)	1,810	145,217
Sleep Number Corp.* (Specialty Retail)	1,276	62,830
South Jersey Industries, Inc. (Gas Utilities)	2,736	90,233
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,128	7,746
SPS Commerce, Inc.* (Software)	1,563	86,621
SPX Corp.* (Machinery)	1,981	100,793
SPX FLOW, Inc.* (Machinery)	1,910	93,342
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	10,926	45,014
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	407	33,993
Stepan Co. (Chemicals)	494	50,605
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	3,471	149,288
Strategic Education, Inc. (Diversified Consumer Services)	523	83,104
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,318	31,263
Surmodics, Inc.* (Health Care Equipment & Supplies)	334	13,838
Sykes Enterprises, Inc.* (IT Services)	916	33,883
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	344	16,746
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	461	31,122
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	900	27,135
TechTarget, Inc.* (Media)	1,029	26,857
Tennant Co. (Machinery)	819	63,816
The Buckle, Inc. (Specialty Retail)	807	21,821
The E.W. Scripps Co.—Class A (Media)	1,149	18,051
The Ensign Group, Inc. (Health Care Providers & Services)	1,372	62,248
The Medicines Co.* (Pharmaceuticals)	3,334	283,190
The Pennant Group, Inc.* (Health Care Providers & Services)	1,175	38,857
The St Joe Co.* (Real Estate Management & Development)	1,413	28,020
Tompkins Financial Corp. (Banks)	308	28,182
TopBuild Corp.* (Household Durables)	1,523	156,991
Tredegar Corp. (Chemicals)	642	14,349
Triumph BanCorp, Inc.* (Banks)	733	27,869
Triumph Group, Inc. (Aerospace & Defense)	2,247	56,782
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,260	19,594
TTEC Holdings, Inc. (IT Services)	792	31,379
U.S. Ecology, Inc. (Commercial Services & Supplies)	548	31,735
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	573	65,523
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,785	41,894
UniFirst Corp. (Commercial Services & Supplies)	687	138,760
United Community Banks, Inc. (Banks)	2,480	76,582
Universal Electronics, Inc.* (Household Durables)	624	32,610
Universal Forest Products, Inc. (Building Products)	2,755	131,414
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	568	66,660

See accompanying notes to financial statements.

264 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	845	$20,990
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,363	22,367
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,032	30,764
Vector Group, Ltd. (Tobacco)	3,309	44,308
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,194	32,219
Veritex Holdings, Inc. (Banks)	1,059	30,849
Viad Corp. (Commercial Services & Supplies)	547	36,923
Viavi Solutions, Inc.* (Communications Equipment)	10,308	154,620
Vicor Corp.* (Electrical Equipment)	822	38,404
Virtus Investment Partners, Inc. (Capital Markets)	290	35,299
Virtusa Corp.* (IT Services)	1,339	60,697
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,603	34,108
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,285	83,114
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,736	50,656
Watts Water Technologies, Inc.—Class A (Machinery)	1,238	123,503
WD-40 Co.(a) (Household Products)	615	119,396
Westamerica Bancorporation (Banks)	655	44,389
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,321	113,909
Winnebago Industries, Inc. (Automobiles)	1,512	80,106
Xencor, Inc.* (Biotechnology)	1,262	43,400
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,223	41,126
Zumiez, Inc.* (Specialty Retail)	915	31,604
TOTAL COMMON STOCKS (Cost $12,845,131)		17,980,673

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $28,002	$28,000	$28,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,000)		28,000

Collateral for Securities Loaned (1.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(c)	171,176	$171,176
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(c)	59,370	59,370
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(c)	19,121	19,121
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $249,667)		249,667
TOTAL INVESTMENT SECURITIES (Cost $13,122,798)—101.0%		18,258,340
Net other assets (liabilities)—(1.0)%		(188,211)
NET ASSETS—100.0%		$18,070,129

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $246,165.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 265

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$346,205	1.9%
Air Freight & Logistics	88,417	0.5%
Airlines	103,032	0.6%
Auto Components	325,170	1.8%
Automobiles	80,106	0.4%
Banks	1,004,806	5.6%
Beverages	84,582	0.5%
Biotechnology	353,537	2.0%
Building Products	602,365	3.3%
Capital Markets	96,717	0.5%
Chemicals	440,325	2.5%
Commercial Services & Supplies	374,215	2.1%
Communications Equipment	287,745	1.6%
Construction & Engineering	68,019	0.4%
Consumer Finance	71,190	0.4%
Diversified Consumer Services	108,648	0.6%
Diversified Telecommunication Services	208,646	1.2%
Electric Utilities	71,963	0.4%
Electrical Equipment	70,261	0.4%
Electronic Equipment, Instruments & Components	939,043	5.1%
Energy Equipment & Services	104,998	0.6%
Entertainment	31,254	0.2%
Equity Real Estate Investment Trusts	922,128	5.1%
Food & Staples Retailing	31,249	0.2%
Food Products	196,658	1.0%
Gas Utilities	140,591	0.8%
Health Care Equipment & Supplies	614,772	3.4%
Health Care Providers & Services	743,040	4.1%
Health Care Technology	217,468	1.2%
Hotels, Restaurants & Leisure	409,348	2.3%
Household Durables	637,908	3.6%
Household Products	119,396	0.7%
Industrial Conglomerates	55,308	0.3%
Insurance	274,788	1.5%
Interactive Media & Services	41,160	0.2%
Internet & Direct Marketing Retail	85,475	0.5%
IT Services	678,584	3.8%
Leisure Products	89,506	0.5%
Life Sciences Tools & Services	240,233	1.3%
Machinery	1,432,370	7.9%
Media	44,908	0.2%
Metals & Mining	146,513	0.8%
Mortgage Real Estate Investment Trusts	163,257	0.9%
Oil, Gas & Consumable Fuels	263,570	1.4%
Paper & Forest Products	94,335	0.5%
Personal Products	181,783	1.0%
Pharmaceuticals	513,545	2.8%
Professional Services	171,582	0.9%
Real Estate Management & Development	160,095	0.9%
Road & Rail	150,873	0.8%
Semiconductors & Semiconductor Equipment	950,463	5.2%
Software	702,955	3.9%
Specialty Retail	513,063	2.8%
Technology Hardware, Storage & Peripherals	82,840	0.5%
Textiles, Apparel & Luxury Goods	278,225	1.5%
Thrifts & Mortgage Finance	358,141	2.0%
Tobacco	44,308	0.2%
Trading Companies & Distributors	102,150	0.6%
Water Utilities	217,824	1.2%
Wireless Telecommunication Services	49,017	0.3%
Other**	89,456	0.6%
Total	$18,070,129	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

266 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities

December 31, 2019

ASSETS:
Total Investment Securities, at cost	$13,122,798
Securities, at value(a)	18,230,340
Repurchase agreements, at value	28,000
Total Investment Securities, at value	18,258,340
Cash	3,155
Dividends and interest receivable	19,601
Receivable for investments sold	156,507
Prepaid expenses	1,270
TOTAL ASSETS	18,438,873

LIABILITIES:
Payable for investments purchased	12,155
Payable for capital shares redeemed	66,509
Payable for collateral for securities loaned	249,667
Advisory fees payable	11,558
Management services fees payable	1,541
Administration fees payable	1,271
Administrative services fees payable	5,739
Distribution fees payable	5,814
Trustee fees payable	6
Transfer agency fees payable	1,922
Fund accounting fees payable	808
Compliance services fees payable	97
Other accrued expenses	11,657
TOTAL LIABILITIES	368,744
NET ASSETS	$18,070,129
NET ASSETS CONSIST OF:
Capital	$11,146,895
Total distributable earnings (loss)	6,923,234
NET ASSETS	$18,070,129
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	504,099
Net Asset Value (offering and redemption price per share)	$35.85
(a) Includes securities on loan valued at:	$246,165

Statement of Operations

For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$217,348
Interest	727
Income from securities lending	3,540
TOTAL INVESTMENT INCOME	221,615

EXPENSES:
Advisory fees	142,465
Management services fees	18,995
Administration fees	16,156
Transfer agency fees	12,370
Administrative services fees	56,010
Distribution fees	47,488
Custody fees	4,064
Fund accounting fees	10,306
Trustee fees	461
Compliance services fees	209
Other fees	20,662
Total Gross Expenses before reductions	329,186
Expenses reduced and reimbursed by the Advisor	(10,064)
TOTAL NET EXPENSES	319,122
NET INVESTMENT INCOME (LOSS)	(97,507)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,756,016
Change in net unrealized appreciation/depreciation on investment securities	397,217
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,153,233
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,055,726

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 267

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(97,507)	$(210,225)
Net realized gains (losses) on investments	2,756,016	2,318,773
Change in net unrealized appreciation/depreciation on investments	397,217	(3,399,209)
Change in net assets resulting from operations	3,055,726	(1,290,661)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(2,319,685)	(2,167,456)
Change in net assets resulting from distributions	(2,319,685)	(2,167,456)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,943,350	33,189,392
Distributions reinvested	2,319,685	2,167,456
Value of shares redeemed	(17,113,775)	(38,501,869)
Change in net assets resulting from capital transactions	(1,850,740)	(3,145,021)
Change in net assets	(1,114,699)	(6,603,138)

NET ASSETS:
Beginning of period	19,184,828	25,787,966
End of period	$18,070,129	$19,184,828

SHARE TRANSACTIONS:
Issued	352,891	806,163
Reinvested	70,357	51,977
Redeemed	(474,445)	(958,357)
Change in shares	(51,197)	(100,217)

See accompanying notes to financial statements.

268 :: ProFund VP Small-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$34.55	$39.34	$37.88	$33.35	$37.45

Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.32)	(0.22)	(0.15)	(0.17)
Net realized and unrealized gains (losses) on investments	6.37	(1.42)	5.07	6.74	0.69
Total income (loss) from investment activities	6.18	(1.74)	4.85	6.59	0.52

Distributions to Shareholders From:
Net realized gains on investments	(4.88)	(3.05)	(3.39)	(2.06)	(4.62)

Net Asset Value, End of Period	$35.85	$34.55	$39.34	$37.88	$33.35

Total Return	19.12%	(5.75)%	12.97%	20.23%	1.17%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.69%	1.68%	1.68%	1.70%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.51)%	(0.78)%	(0.56)%	(0.45)%	(0.48)%

Supplemental Data:
Net assets, end of period (000's)	$18,070	$19,185	$25,788	$30,053	$27,617
Portfolio turnover rate(b)	108%	155%	134%	220%	201%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Value :: 269

ProFund VP Small-Cap Value (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 22.56%. For the same period, the Index had a return of 24.54%1 and a volatility of 16.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the value end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Value	22.56%	6.38%	10.44%
S&P SmallCap 600® Value Index	24.54%	8.26%	12.52%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Value	1.70%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Darling Ingredients, Inc.	1.2%
SkyWest, Inc.	0.9%
Avista Corp.	0.8%
Old National Bancorp	0.8%
Simmons First National Corp.	0.8%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	26%
Industrials	15%
Consumer Discretionary	13%
Health Care	9%
Real Estate	9%
Information Technology	7%
Energy	6%
Materials	6%
Consumer Staples	5%
Communication Services	2%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

270 :: ProFund VP Small-Cap Value :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (100.2%)

	Shares	Value
AAR Corp. (Aerospace & Defense)	1,846	$83,254
Abercrombie & Fitch Co.—Class A (Specialty Retail)	3,525	60,947
ABM Industries, Inc. (Commercial Services & Supplies)	3,730	140,657
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,198	56,994
Acorda Therapeutics, Inc.* (Biotechnology)	2,695	5,498
Actuant Corp.—Class A (Machinery)	1,634	42,533
ADTRAN, Inc. (Communications Equipment)	2,686	26,565
AdvanSix, Inc.* (Chemicals)	1,568	31,297
Aegion Corp.* (Construction & Engineering)	1,727	38,633
AeroVironment, Inc.* (Aerospace & Defense)	498	30,747
AK Steel Holding Corp.* (Metals & Mining)	17,771	58,467
Akorn, Inc.* (Pharmaceuticals)	3,400	5,100
Allegiance Bancshares, Inc.* (Banks)	1,075	40,420
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,905	23,184
Ambac Financial Group, Inc.* (Insurance)	2,559	55,198
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,077	49,434
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	6,317	67,971
American Equity Investment Life Holding Co. (Insurance)	5,114	153,062
American Public Education, Inc.* (Diversified Consumer Services)	864	23,665
American Vanguard Corp. (Chemicals)	701	13,648
Ameris Bancorp (Banks)	2,023	86,058
AMERISAFE, Inc. (Insurance)	564	37,241
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,207	75,208
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	943	18,190
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,113	33,829
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,691	155,742
Apogee Enterprises, Inc. (Building Products)	746	24,245
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	8,019	146,667
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	934	62,288
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	1,073	12,747
ArcBest Corp. (Road & Rail)	1,432	39,523
Archrock, Inc. (Energy Equipment & Services)	7,166	71,947
Arcosa, Inc. (Construction & Engineering)	2,717	121,043
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,082	8,765
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,743	31,984
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	2,051	36,651
Asbury Automotive Group, Inc.* (Specialty Retail)	533	59,584
Astec Industries, Inc. (Machinery)	1,266	53,172
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,454	40,087
ATN International, Inc. (Diversified Telecommunication Services)	611	33,843
Avista Corp. (Multi-Utilities)	3,746	180,145
Avon Products, Inc. (Personal Products)	9,951	56,124
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	873	21,035
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	1,019	30,855
AZZ, Inc. (Electrical Equipment)	1,469	67,501
B&G Foods, Inc.(a)—Class A (Food Products)	3,597	64,494
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	606	39,348
Banc of California, Inc. (Banks)	2,520	43,294
Banner Corp. (Banks)	2,094	118,499
Barnes & Noble Education, Inc.* (Specialty Retail)	2,168	9,257
Barnes Group, Inc. (Machinery)	1,018	63,075
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	568	11,644
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,036	35,597
Berkshire Hills Bancorp, Inc. (Banks)	2,413	79,339
Big Lots, Inc. (Multiline Retail)	2,192	62,954
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,076	40,844
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,562	34,472
Blucora, Inc.* (Capital Markets)	1,209	31,603
Boise Cascade Co. (Paper & Forest Products)	2,190	80,001
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,043	24,344
Boston Private Financial Holdings, Inc. (Banks)	4,675	56,240
Bottomline Technologies, Inc.* (Software)	898	48,133
Brady Corp.—Class A (Commercial Services & Supplies)	894	51,190
Briggs & Stratton Corp. (Machinery)	2,383	15,871
Brookline Bancorp, Inc. (Banks)	2,508	41,282
Cadence Bancorp. (Banks)	7,189	130,337
CalAmp Corp.* (Communications Equipment)	1,915	18,346
Calavo Growers, Inc. (Food Products)	404	36,598
Caleres, Inc. (Specialty Retail)	2,286	54,293
California Water Service Group (Water Utilities)	892	45,992
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	10,306	49,778
Cal-Maine Foods, Inc. (Food Products)	1,701	72,718
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	5,312	42,071
Cardtronics PLC*—Class A (IT Services)	689	30,764
Care.com, Inc.* (Interactive Media & Services)	791	11,889
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,737	56,464
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	9,743	10,230
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,825	14,234
Central Garden & Pet Co.* (Household Products)	551	17,120
Central Garden & Pet Co.*—Class A (Household Products)	2,257	66,265
Central Pacific Financial Corp. (Banks)	749	22,155
Century Aluminum Co.* (Metals & Mining)	2,794	20,997
Century Communities, Inc.* (Household Durables)	787	21,524

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 271

Common Stocks, continued

	Shares	Value
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	568	$15,313
Chart Industries, Inc.* (Machinery)	824	55,612
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	2,636	48,344
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	1,430	54,497
Chico's FAS, Inc. (Specialty Retail)	6,660	25,375
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,831	29,641
City Holding Co. (Banks)	366	29,994
Clearwater Paper Corp.* (Paper & Forest Products)	928	19,822
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	6,673	56,053
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,275	29,134
Columbia Banking System, Inc. (Banks)	4,051	164,815
Comfort Systems USA, Inc. (Construction & Engineering)	639	31,854
Community Bank System, Inc. (Banks)	1,249	88,604
Computer Programs & Systems, Inc. (Health Care Technology)	702	18,533
Conn's, Inc.* (Specialty Retail)	1,071	13,270
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,455	21,112
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	4,046	15,698
Cooper Tire & Rubber Co. (Auto Components)	2,818	81,017
Cooper-Standard Holding, Inc.* (Auto Components)	946	31,369
Core-Mark Holding Co., Inc. (Distributors)	2,560	69,606
Covetrus, Inc.* (Health Care Providers & Services)	5,478	72,310
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,071	24,065
CryoLife, Inc.* (Health Care Equipment & Supplies)	948	25,681
CTS Corp. (Electronic Equipment, Instruments & Components)	843	25,298
Cubic Corp. (Aerospace & Defense)	861	54,734
Customers Bancorp, Inc.* (Banks)	1,618	38,525
CVB Financial Corp. (Banks)	3,887	83,881
Cytokinetics, Inc.* (Biotechnology)	1,492	15,830
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,103	12,807
Darling Ingredients, Inc.* (Food Products)	9,195	258,196
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	745	29,927
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	27,672	39,018
Designer Brands, Inc. (Specialty Retail)	3,099	48,778
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	3,633	26,121
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	11,244	124,584
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,732	36,181
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	3,241	12,964
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,752	18,343
Dorman Products, Inc.* (Auto Components)	754	57,093
Dril-Quip, Inc.* (Energy Equipment & Services)	2,032	95,320
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	684	10,766
DXP Enterprises, Inc.* (Trading Companies & Distributors)	900	35,829
Eagle Bancorp, Inc. (Banks)	1,887	91,765
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,832	43,473
Ebix, Inc. (Software)	401	13,397
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,533	31,733
El Paso Electric Co. (Electric Utilities)	961	65,242
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	516	7,812
Emergent BioSolutions, Inc.* (Biotechnology)	961	51,846
Employers Holdings, Inc. (Insurance)	1,788	74,649
Encore Capital Group, Inc.* (Consumer Finance)	1,553	54,914
Encore Wire Corp. (Electrical Equipment)	483	27,724
Endo International PLC* (Pharmaceuticals)	11,333	53,152
EnPro Industries, Inc. (Machinery)	1,167	78,048
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	410	34,559
Era Group, Inc.* (Energy Equipment & Services)	1,111	11,299
Ethan Allen Interiors, Inc. (Household Durables)	1,374	26,188
Express, Inc.* (Specialty Retail)	3,776	18,389
Exterran Corp.* (Energy Equipment & Services)	1,579	12,364
EZCORP, Inc.*—Class A (Consumer Finance)	2,951	20,126
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	478	24,067
Ferro Corp.* (Chemicals)	4,603	68,262
FGL Holdings (Diversified Financial Services)	7,344	78,214
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,203	11,898
First BanCorp. (Banks)	6,469	68,507
First Commonwealth Financial Corp. (Banks)	2,430	35,259
First Financial Bancorp (Banks)	5,582	142,006
First Midwest Bancorp, Inc. (Banks)	6,177	142,442
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	814	31,136
Forrester Research, Inc.* (Professional Services)	262	10,925
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,609	20,559
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	475	9,191
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,587	44,738
Franklin Financial Network, Inc. (Banks)	753	25,850
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	6,022	51,548
Fresh Del Monte Produce, Inc. (Food Products)	1,701	59,501
FutureFuel Corp. (Chemicals)	1,448	17,941
GameStop Corp.(a)—Class A (Specialty Retail)	3,703	22,514
Gannett Co., Inc. (Media)	6,900	44,022
Garrett Motion, Inc.* (Auto Components)	4,202	41,978
GCP Applied Technologies, Inc.* (Chemicals)	3,021	68,607
Genesco, Inc.* (Specialty Retail)	799	38,288
Gentherm, Inc.* (Auto Components)	956	42,437
Getty Realty Corp. (Equity Real Estate Investment Trusts)	902	29,649
Gibraltar Industries, Inc.* (Building Products)	526	26,531
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,418	81,003

See accompanying notes to financial statements.

272 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Glacier Bancorp, Inc. (Banks)	1,973	$90,738
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	5,025	101,907
GMS, Inc.* (Trading Companies & Distributors)	1,066	28,867
Granite Construction, Inc. (Construction & Engineering)	2,626	72,661
Great Western Bancorp, Inc. (Banks)	3,162	109,848
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	1,898	29,286
Greenhill & Co., Inc. (Capital Markets)	459	7,840
Group 1 Automotive, Inc. (Specialty Retail)	983	98,301
GUESS?, Inc. (Specialty Retail)	2,396	53,622
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	8,160	24,806
H.B. Fuller Co. (Chemicals)	1,232	63,534
Hanmi Financial Corp. (Banks)	1,747	34,931
Harsco Corp.* (Machinery)	2,297	52,854
Haverty Furniture Cos., Inc. (Specialty Retail)	1,017	20,503
Hawaiian Holdings, Inc. (Airlines)	2,618	76,681
Hawkins, Inc. (Chemicals)	532	24,371
Haynes International, Inc. (Metals & Mining)	380	13,596
HCI Group, Inc. (Insurance)	360	16,434
HealthStream, Inc.* (Health Care Technology)	488	13,274
Heartland Express, Inc. (Road & Rail)	1,391	29,281
Heidrick & Struggles International, Inc. (Professional Services)	1,077	35,003
Heritage Financial Corp. (Banks)	2,056	58,185
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	2,016	29,333
Heska Corp.* (Health Care Equipment & Supplies)	194	18,612
Hibbett Sports, Inc.* (Specialty Retail)	465	13,039
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	6,118	10,339
Hillenbrand, Inc. (Machinery)	4,163	138,669
HMS Holdings Corp.* (Health Care Technology)	2,227	65,919
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	1,371	46,614
Hope Bancorp, Inc. (Banks)	7,116	105,744
Horace Mann Educators Corp. (Insurance)	2,316	101,117
Hub Group, Inc.*—Class A (Air Freight & Logistics)	1,875	96,169
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,194	30,892
Independent Bank Corp. (Banks)	675	56,194
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	3,661	82,080
Innophos Holdings, Inc. (Chemicals)	1,106	35,370
Inogen, Inc.* (Health Care Equipment & Supplies)	391	26,717
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	985	69,236
Insteel Industries, Inc. (Building Products)	1,028	22,092
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,836	147,670
Interface, Inc. (Commercial Services & Supplies)	1,149	19,062
INTL FCStone, Inc.* (Capital Markets)	915	44,679
Invacare Corp. (Health Care Equipment & Supplies)	1,890	17,048
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	8,021	133,550
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,834	69,829
iRobot Corp.* (Household Durables)	889	45,010
iStar, Inc. (Equity Real Estate Investment Trusts)	3,317	48,130
J.C. Penney Co., Inc.*(a) (Multiline Retail)	16,893	18,920
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,140	9,679
James River Group Holdings, Ltd. (Insurance)	598	24,644
Kaiser Aluminum Corp. (Metals & Mining)	330	36,594
Kaman Corp.—Class A (Trading Companies & Distributors)	1,566	103,232
Kelly Services, Inc.—Class A (Professional Services)	1,864	42,089
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	4,716	92,103
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,356	27,690
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	1,178	7,586
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,354	28,637
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	2,623	110,140
Korn Ferry (Professional Services)	3,106	131,695
Kraton Corp.* (Chemicals)	1,781	45,095
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,781	48,443
Lannett Co., Inc.* (Pharmaceuticals)	1,879	16,573
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	992	20,346
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	10,120	29,044
La-Z-Boy, Inc. (Household Durables)	1,355	42,655
Lexington Realty Trust (Equity Real Estate Investment Trusts)	7,099	75,391
Lindsay Corp. (Machinery)	334	32,061
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	754	4,494
Livent Corp.* (Chemicals)	8,198	70,093
LSB Industries, Inc.* (Chemicals)	1,226	5,149
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,050	47,009
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,612	15,749
Luminex Corp. (Life Sciences Tools & Services)	2,354	54,519
Lydall, Inc.* (Machinery)	984	20,192
M/I Homes, Inc.* (Household Durables)	742	29,198
Magellan Health, Inc.* (Health Care Providers & Services)	1,223	95,699
Marcus & Millichap, Inc.* (Real Estate Management & Development)	646	24,064
MarineMax, Inc.* (Specialty Retail)	1,205	20,111
Marten Transport, Ltd. (Road & Rail)	917	19,706
Materion Corp. (Metals & Mining)	504	29,963
Matrix Service Co.* (Energy Equipment & Services)	1,526	34,915
Matson, Inc. (Marine)	2,408	98,246
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,759	67,141
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	2,012	42,695
McDermott International, Inc.*(a) (Energy Equipment & Services)	5,615	3,799

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 273

Common Stocks, continued

	Shares	Value
Mercer International, Inc. (Paper & Forest Products)	1,056	$12,989
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	2,400	23,448
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	3,101	96,813
Meritage Homes Corp.* (Household Durables)	869	53,106
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	88	21,947
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	646	25,420
MGP Ingredients, Inc. (Beverages)	418	20,252
MicroStrategy, Inc.*—Class A (Software)	204	29,097
Mobile Mini, Inc. (Commercial Services & Supplies)	1,190	45,113
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,487	49,069
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	261	12,672
Monro, Inc. (Specialty Retail)	822	64,280
Moog, Inc.—Class A (Aerospace & Defense)	923	78,760
Motorcar Parts of America, Inc.* (Auto Components)	1,065	23,462
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	922	20,044
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	1,000	48,030
Mueller Industries, Inc. (Machinery)	1,087	34,512
Myers Industries, Inc. (Containers & Packaging)	1,995	33,277
MYR Group, Inc.* (Construction & Engineering)	496	16,165
Myriad Genetics, Inc.* (Biotechnology)	4,178	113,766
Nabors Industries, Ltd. (Energy Equipment & Services)	18,980	54,662
National Bank Holdings Corp. (Banks)	491	17,293
National Beverage Corp.*(a) (Beverages)	339	17,296
National Presto Industries, Inc. (Aerospace & Defense)	283	25,014
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,432	48,144
Natus Medical, Inc.* (Health Care Equipment & Supplies)	900	29,691
NBT Bancorp, Inc. (Banks)	1,205	48,875
Neenah, Inc. (Paper & Forest Products)	510	35,919
Neogen Corp.* (Health Care Equipment & Supplies)	1,060	69,176
NETGEAR, Inc.* (Communications Equipment)	1,693	41,495
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	16,363	101,941
Newpark Resources, Inc.* (Energy Equipment & Services)	2,467	15,468
NextGen Healthcare, Inc.* (Health Care Technology)	1,251	20,104
Noble Corp. PLC* (Energy Equipment & Services)	13,994	17,073
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,288	21,844
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	5,632	93,661
Northwest Natural Holding Co. (Gas Utilities)	855	63,039
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	16,240	52,942
Oceaneering International, Inc.* (Energy Equipment & Services)	5,556	82,840
Office Depot, Inc. (Specialty Retail)	30,692	84,096
Office Properties Income Trust (Equity Real Estate Investment Trusts)	2,707	87,003
OFG Bancorp (Banks)	2,884	68,091
Oil States International, Inc.* (Energy Equipment & Services)	3,399	55,438
Old National Bancorp (Banks)	9,550	174,669
Olympic Steel, Inc. (Metals & Mining)	512	9,175
Omnicell, Inc.* (Health Care Technology)	871	71,177
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,240	45,310
Opus Bank (Banks)	1,213	31,380
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	3,465	27,824
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	600	27,708
Owens & Minor, Inc. (Health Care Providers & Services)	3,528	18,240
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	956	72,102
P.H. Glatfelter Co. (Paper & Forest Products)	2,481	45,402
Pacific Premier Bancorp, Inc. (Banks)	3,334	108,705
Pacira Biosciences, Inc.* (Pharmaceuticals)	750	33,975
Park Aerospace Corp. (Aerospace & Defense)	1,094	17,799
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,620	42,395
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	577	9,746
Pennsylvania Real Estate Investment Trust(a) (Equity Real Estate Investment Trusts)	3,354	17,877
Perdoceo Education Corp.* (Diversified Consumer Services)	2,213	40,697
PetMed Express, Inc. (Internet & Direct Marketing Retail)	544	12,795
PGT Innovations, Inc.* (Building Products)	3,280	48,905
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,140	28,306
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	3,773	59,461
Piper Sandler Cos. (Capital Markets)	427	34,134
Pitney Bowes, Inc. (Commercial Services & Supplies)	9,593	38,660
Plantronics, Inc. (Communications Equipment)	1,838	50,251
Powell Industries, Inc. (Electrical Equipment)	495	24,250
PRA Group, Inc.* (Consumer Finance)	1,353	49,114
PriceSmart, Inc. (Food & Staples Retailing)	701	49,785
ProAssurance Corp. (Insurance)	3,021	109,179
Progenics Pharmaceuticals, Inc.* (Biotechnology)	2,522	12,837
ProPetro Holding Corp.* (Energy Equipment & Services)	4,624	52,020
Proto Labs, Inc.* (Machinery)	541	54,939
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	3,373	83,144
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	7,076	31,842
Quaker Chemical Corp. (Chemicals)	728	119,772
Quanex Building Products Corp. (Building Products)	1,862	31,803
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,942	40,526
Range Resources Corp.(a) (Oil, Gas & Consumable Fuels)	11,719	56,837
Rayonier Advanced Materials, Inc. (Chemicals)	2,803	10,764

See accompanying notes to financial statements.

274 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
RE/MAX Holdings, Inc. (Real Estate Management & Development)	290	$11,162
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,980	30,532
Realogy Holdings Corp. (Real Estate Management & Development)	6,421	62,155
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	726	23,973
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	6,329	104,682
Regis Corp.* (Diversified Consumer Services)	1,358	24,267
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	2,187	58,940
Resources Connection, Inc. (Professional Services)	1,691	27,614
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,931	51,761
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	164	13,441
RPC, Inc. (Energy Equipment & Services)	2,889	15,138
RPT Realty (Equity Real Estate Investment Trusts)	4,513	67,876
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	534	11,623
S&T Bancorp, Inc. (Banks)	2,163	87,147
Safety Insurance Group, Inc. (Insurance)	427	39,510
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	3,931	134,597
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	285	15,042
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,419	52,432
Scholastic Corp. (Media)	1,726	66,365
Seacoast Banking Corp. of Florida* (Banks)	1,243	37,999
SEACOR Holdings, Inc.* (Energy Equipment & Services)	453	19,547
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,897	67,616
Seneca Foods Corp.*—Class A (Food Products)	385	15,704
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,158	48,184
Shoe Carnival, Inc. (Specialty Retail)	502	18,715
Signet Jewelers, Ltd. (Specialty Retail)	2,941	63,937
Simmons First National Corp.—Class A (Banks)	6,401	171,483
SkyWest, Inc. (Airlines)	2,833	183,097
SM Energy Co. (Oil, Gas & Consumable Fuels)	5,958	66,968
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	739	28,038
Sonic Automotive, Inc.—Class A (Specialty Retail)	1,363	42,253
South Jersey Industries, Inc. (Gas Utilities)	1,765	58,210
Southside Bancshares, Inc. (Banks)	1,783	66,221
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	30,401	73,571
SpartanNash Co. (Food & Staples Retailing)	2,041	29,064
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,679	13,392
Spok Holdings, Inc. (Wireless Telecommunication Services)	985	12,047
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	401	33,491
Standard Motor Products, Inc. (Auto Components)	1,135	60,405
Standex International Corp. (Machinery)	700	55,545
Stepan Co. (Chemicals)	507	51,937
Stewart Information Services Corp. (Insurance)	1,331	54,291
Strategic Education, Inc. (Diversified Consumer Services)	580	92,162
Sturm, Ruger & Co., Inc. (Leisure Products)	934	43,926
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	5,906	72,880
SunCoke Energy, Inc. (Metals & Mining)	4,871	30,346
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,297	30,765
Surmodics, Inc.* (Health Care Equipment & Supplies)	343	14,210
Sykes Enterprises, Inc.* (IT Services)	1,018	37,656
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	673	32,762
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	492	33,215
Tailored Brands, Inc. (Specialty Retail)	2,842	11,766
Team, Inc.* (Commercial Services & Supplies)	1,706	27,245
TETRA Technologies, Inc.* (Energy Equipment & Services)	7,048	13,814
The Andersons, Inc. (Food & Staples Retailing)	1,831	46,288
The Buckle, Inc. (Specialty Retail)	594	16,062
The Cato Corp.—Class A (Specialty Retail)	1,219	21,211
The Children's Place, Inc. (Specialty Retail)	875	54,705
The E.W. Scripps Co.—Class A (Media)	1,621	25,466
The Ensign Group, Inc. (Health Care Providers & Services)	1,099	49,862
The Greenbrier Cos., Inc. (Machinery)	1,831	59,379
The Marcus Corp. (Entertainment)	1,291	41,015
The Michaels Cos., Inc.* (Specialty Retail)	4,285	34,666
The Providence Service Corp.* (Health Care Providers & Services)	644	38,112
Third Point Reinsurance, Ltd.* (Insurance)	4,497	47,308
TimkenSteel Corp.* (Metals & Mining)	2,239	17,599
Titan International, Inc. (Machinery)	2,808	10,165
Tivity Health, Inc.* (Health Care Providers & Services)	2,426	49,357
TiVo Corp. (Software)	7,111	60,301
Tompkins Financial Corp. (Banks)	303	27,725
Tredegar Corp. (Chemicals)	582	13,008
Trinseo SA (Chemicals)	2,201	81,899
Triumph BanCorp, Inc.* (Banks)	394	14,980
TrueBlue, Inc.* (Professional Services)	2,187	52,619
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,612	22,646
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	5,511	82,941
Tupperware Brands Corp. (Household Durables)	2,745	23,552
U.S. Concrete, Inc.* (Construction Materials)	890	37,077
U.S. Ecology, Inc. (Commercial Services & Supplies)	744	43,085
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	4,130	25,400
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	821	20,738
Unisys Corp.* (IT Services)	2,908	34,489
United Community Banks, Inc. (Banks)	1,330	41,070
United Fire Group, Inc. (Insurance)	1,194	52,214
United Insurance Holdings Corp. (Insurance)	1,166	14,703

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 275

Common Stocks, continued

	Shares	Value
United Natural Foods, Inc.* (Food & Staples Retailing)	2,994	$26,227
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	10,854	89,111
Universal Corp. (Tobacco)	1,393	79,485
Universal Insurance Holdings, Inc. (Insurance)	1,716	48,031
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	622	15,450
USANA Health Sciences, Inc.* (Personal Products)	706	55,456
Valaris PLC(a) (Energy Equipment & Services)	11,112	72,895
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,288	21,136
Varex Imaging Corp.* (Health Care Equipment & Supplies)	862	25,696
Vector Group, Ltd. (Tobacco)	2,331	31,212
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,316	15,529
Veritex Holdings, Inc. (Banks)	1,325	38,597
Veritiv Corp.* (Trading Companies & Distributors)	715	14,064
Viad Corp. (Commercial Services & Supplies)	457	30,848
Vista Outdoor, Inc.* (Leisure Products)	3,247	24,288
Vonage Holdings Corp.* (Diversified Telecommunication Services)	7,043	52,189
Wabash National Corp. (Machinery)	3,038	44,628
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	3,950	66,045
Warrior Met Coal, Inc. (Metals & Mining)	2,868	60,600
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	10,478	38,140
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,354	68,690
Westamerica Bancorporation (Banks)	699	47,371
Whitestone REIT (Equity Real Estate Investment Trusts)	2,282	31,081
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	5,125	37,618
William Lyon Homes*—Class A (Household Durables)	1,855	37,063
WisdomTree Investments, Inc. (Capital Markets)	6,624	32,060
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	4,543	153,281
World Acceptance Corp.* (Consumer Finance)	311	26,870
Xencor, Inc.* (Biotechnology)	1,192	40,993
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	6,326	136,704
TOTAL COMMON STOCKS
(Cost $18,252,577)		21,338,218

Contingent Right(NM)

A. Schulman, Inc.*^+(b) (Chemicals)	2,231	1,167
TOTAL CONTINGENT RIGHT
(Cost $4,462)		1,167

Repurchase Agreements(c) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $13,001	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,000)		13,000

Collateral for Securities Loaned (1.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(d)	197,574	$197,574
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(d)	68,526	68,526
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(d)	22,070	22,070
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $288,170)		288,170
TOTAL INVESTMENT SECURITIES
(Cost $18,558,209)—101.7%		21,640,555
Net other assets (liabilities)—(1.7)%		(352,228)
NET ASSETS—100.0%		$21,288,327

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2019, these securities represented 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $280,649.
(b)	No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

276 :: ProFund VP Small-Cap Value :: Financial Statements

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$290,308	1.4%
Air Freight & Logistics	167,989	0.8%
Airlines	259,778	1.2%
Auto Components	405,732	1.9%
Banks	2,966,518	13.9%
Beverages	37,548	0.2%
Biotechnology	347,551	1.6%
Building Products	153,576	0.7%
Capital Markets	234,704	1.1%
Chemicals	721,914	3.3%
Commercial Services & Supplies	463,001	2.1%
Communications Equipment	149,404	0.7%
Construction & Engineering	280,356	1.3%
Construction Materials	37,077	0.2%
Consumer Finance	151,024	0.7%
Containers & Packaging	33,277	0.2%
Distributors	69,606	0.3%
Diversified Consumer Services	180,791	0.8%
Diversified Financial Services	78,214	0.4%
Diversified Telecommunication Services	201,200	0.9%
Electric Utilities	65,242	0.3%
Electrical Equipment	119,475	0.6%
Electronic Equipment, Instruments & Components	811,067	3.9%
Energy Equipment & Services	687,646	3.2%
Entertainment	41,015	0.2%
Equity Real Estate Investment Trusts	1,808,280	8.5%
Food & Staples Retailing	205,861	1.0%
Food Products	507,211	2.4%
Gas Utilities	121,249	0.6%
Health Care Equipment & Supplies	637,684	3.0%
Health Care Providers & Services	503,433	2.4%
Health Care Technology	221,769	1.0%
Hotels, Restaurants & Leisure	173,221	0.8%
Household Durables	278,296	1.3%
Household Products	83,385	0.4%
Insurance	827,581	3.9%
Interactive Media & Services	11,889	0.1%
Internet & Direct Marketing Retail	50,780	0.2%
IT Services	102,909	0.5%
Leisure Products	68,214	0.3%
Life Sciences Tools & Services	54,519	0.3%
Machinery	811,255	3.7%
Marine	98,246	0.5%
Media	135,853	0.6%
Metals & Mining	333,390	1.6%
Mortgage Real Estate Investment Trusts	623,784	2.9%
Multiline Retail	81,874	0.4%
Multi-Utilities	180,145	0.8%
Oil, Gas & Consumable Fuels	671,960	3.2%
Paper & Forest Products	194,133	0.9%
Personal Products	111,580	0.5%
Pharmaceuticals	186,061	0.9%
Professional Services	299,945	1.4%
Real Estate Management & Development	97,381	0.5%
Road & Rail	88,510	0.4%
Semiconductors & Semiconductor Equipment	350,467	1.6%
Software	150,928	0.7%
Specialty Retail	983,711	4.7%
Textiles, Apparel & Luxury Goods	493,396	2.4%
Thrifts & Mortgage Finance	366,081	1.7%
Tobacco	110,697	0.5%
Trading Companies & Distributors	253,471	1.2%
Water Utilities	45,992	0.2%
Wireless Telecommunication Services	60,231	0.3%
Other**	(51,058)	(0.2)%
Total	$21,288,327	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 277

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$18,558,209
Securities, at value(a)	21,627,555
Repurchase agreements, at value	13,000
Total Investment Securities, at value	21,640,555
Dividends and interest receivable	32,476
Receivable for capital shares issued	816
Prepaid expenses	1,257
TOTAL ASSETS	21,675,104

LIABILITIES:
Payable for investments purchased	10,165
Payable for capital shares redeemed	36,385
Cash overdraft	100
Payable for collateral for securities loaned	288,170
Advisory fees payable	12,387
Management services fees payable	1,652
Administration fees payable	1,352
Administrative services fees payable	8,225
Distribution fees payable	7,939
Trustee fees payable	7
Transfer agency fees payable	2,088
Fund accounting fees payable	883
Compliance services fees payable	106
Other accrued expenses	17,318
TOTAL LIABILITIES	386,777
NET ASSETS	$21,288,327
NET ASSETS CONSIST OF:
Capital	$19,168,041
Total distributable earnings (loss)	2,120,286
NET ASSETS	$21,288,327
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	437,381
Net Asset Value (offering and redemption price per share)	$48.67
(a) Includes securities on loan valued at:	$280,649

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$315,685
Interest	683
Income from securities lending	4,897
TOTAL INVESTMENT INCOME	321,265

EXPENSES:
Advisory fees	137,529
Management services fees	18,337
Administration fees	15,615
Transfer agency fees	12,006
Administrative services fees	50,855
Distribution fees	45,843
Custody fees	3,722
Fund accounting fees	10,401
Trustee fees	451
Compliance services fees	202
Other fees	25,654
Total Gross Expenses before reductions	320,615
Expenses reduced and reimbursed by the Advisor	(12,551)
TOTAL NET EXPENSES	308,064
NET INVESTMENT INCOME (LOSS)	13,201
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,511,395
Change in net unrealized appreciation/depreciation on investment securities	1,783,129
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,294,524
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,307,725

See accompanying notes to financial statements.

278 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$13,201	$(3,549)
Net realized gains (losses) on investments	1,511,395	233,296
Change in net unrealized appreciation/depreciation on investments	1,783,129	(3,720,673)
Change in net assets resulting from operations	3,307,725	(3,490,926)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,980,769)
Change in net assets resulting from distributions	—	(1,980,769)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,767,185	32,829,564
Distributions reinvested	—	1,980,769
Value of shares redeemed	(21,132,154)	(37,848,919)
Change in net assets resulting from capital transactions	1,635,031	(3,038,586)
Change in net assets	4,942,756	(8,510,281)

NET ASSETS:
Beginning of period	16,345,571	24,855,852
End of period	$21,288,327	$16,345,571

SHARE TRANSACTIONS:
Issued	503,696	655,742
Reinvested	—	39,254
Redeemed	(477,889)	(777,911)
Change in shares	25,807	(82,915)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$39.71	$50.27	$46.23	$35.90	$42.32

Investment Activities:
Net investment income (loss)(a)	0.03	(0.01)	(0.15)	0.01	(0.03)
Net realized and unrealized gains (losses) on investments	8.93	(6.21)	4.63	10.32	(3.24)
Total income (loss) from investment activities	8.96	(6.22)	4.48	10.33	(3.27)

Distributions to Shareholders From:
Net investment income	—	—	(0.01)	—	—
Net realized gains on investments	—	(4.34)	(0.43)	—	(3.15)
Total distributions	—	(4.34)	(0.44)	—	(3.15)

Net Asset Value, End of Period	$48.67	$39.71	$50.27	$46.23	$35.90

Total Return	22.56%	(14.21)%	9.71%	28.77%	(8.28)%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.75%	1.73%	1.73%	1.74%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.07%	(0.01)%	(0.32)%	0.02%	(0.07)%

Supplemental Data:
Net assets, end of period (000's)	$21,288	$16,346	$24,856	$46,346	$20,097
Portfolio turnover rate(b)	147%	141%	91%	191%	203%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

280 :: ProFund VP Technology :: Management Discussion of Fund Performance

ProFund VP Technology (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 45.11%. For the same period, the Index had a total return of 47.47%1 and a volatility of 18.40%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Technology	45.11%	17.14%	14.67%
Dow Jones U.S. TechnologySM Index	47.47%	19.06%	16.51%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Technology	1.60%	1.60%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	8%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	16.4%
Microsoft Corp.	16.1%
Alphabet, Inc.	10.7%
Facebook, Inc.	6.6%
Intel Corp.	3.5%

Dow Jones U.S. TechnologySM Index – Composition

% of Index
Software & Services	36%
Technology Hardware & Equipment	24%
Media & Entertainment	20%
Semiconductors & Semiconductor Equipment	18%
Health Care Equipment & Services	1%
Retailing	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Technology :: 281

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (92.2%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	522	$19,776
Adobe, Inc.* (Software)	2,194	723,602
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,044	231,318
Akamai Technologies, Inc.* (IT Services)	732	63,230
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,358	1,818,892
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,354	1,810,325
Alteryx, Inc.* (Software)	221	22,115
Amdocs, Ltd. (IT Services)	615	44,397
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,669	198,344
Anaplan, Inc.* (Software)	388	20,331
Angi Homeservices, Inc.*(a) (Interactive Media & Services)	311	2,634
ANSYS, Inc.* (Software)	387	99,618
Apple, Inc. (Technology Hardware, Storage & Peripherals)	18,924	5,557,033
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,186	255,513
Arista Networks, Inc.* (Communications Equipment)	246	50,036
Aspen Technology, Inc.* (Software)	309	37,367
Autodesk, Inc.* (Software)	997	182,910
Avalara, Inc.* (Software)	297	21,755
Blackbaud, Inc. (Software)	223	17,751
Booz Allen Hamilton Holding Corp. (IT Services)	636	45,239
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,797	567,888
CACI International, Inc.*—Class A (IT Services)	114	28,499
Cadence Design Systems, Inc.* (Software)	1,271	88,157
Cargurus, Inc.* (Interactive Media & Services)	322	11,328
CDK Global, Inc. (Software)	550	30,074
CDW Corp. (Electronic Equipment, Instruments & Components)	651	92,988
CenturyLink, Inc. (Diversified Telecommunication Services)	4,443	58,692
Cerence, Inc.* (Software)	163	3,689
Ceridian HCM Holding, Inc.* (Software)	456	30,953
Cerner Corp. (Health Care Technology)	1,424	104,508
Chewy, Inc.*—Class A (Internet & Direct Marketing Retail)	242	7,018
Ciena Corp.* (Communications Equipment)	699	29,840
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	261	21,509
Cisco Systems, Inc. (Communications Equipment)	19,221	921,839
Citrix Systems, Inc. (Software)	555	61,550
Cognizant Technology Solutions Corp. (IT Services)	2,481	153,872
CommScope Holding Co., Inc.* (Communications Equipment)	878	12,459
CommVault Systems, Inc.* (Software)	190	8,482
Coupa Software, Inc.* (Software)	286	41,828
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	487	22,475
Crowdstrike Holdings, Inc.*—Class A (Software)	93	4,638
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,671	38,984
Dell Technologies, Inc.*—Class C (Technology Hardware, Storage & Peripherals)	701	36,024
DocuSign, Inc.* (Software)	565	41,872
Dropbox, Inc.* (Software)	976	17,480
DXC Technology Co. (IT Services)	1,158	43,529
Dynatrace, Inc.* (Software)	291	7,362
eBay, Inc. (Internet & Direct Marketing Retail)	3,463	125,049
EchoStar Corp.* (Communications Equipment)	207	8,965
Elastic NV* (Software)	148	9,516
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	611	30,605
EPAM Systems, Inc.* (IT Services)	250	53,040
Etsy, Inc.* (Internet & Direct Marketing Retail)	537	23,789
F5 Networks, Inc.* (Communications Equipment)	277	38,683
Facebook, Inc.*—Class A (Interactive Media & Services)	10,904	2,238,046
Fair Isaac Corp.* (Software)	131	49,083
FireEye, Inc.* (Software)	980	16,199
Fortinet, Inc.* (Software)	643	68,647
Garmin, Ltd. (Household Durables)	655	63,902
Gartner, Inc.* (IT Services)	405	62,411
GCI Liberty, Inc.* (Media)	431	30,536
GoDaddy, Inc.*—Class A (IT Services)	802	54,472
GrubHub, Inc.* (Internet & Direct Marketing Retail)	413	20,088
Guidewire Software, Inc.* (Software)	374	41,054
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	5,862	92,971
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,713	137,952
Hubspot, Inc.* (Software)	183	29,006
IAC/InterActiveCorp* (Interactive Media & Services)	327	81,459
Intel Corp. (Semiconductors & Semiconductor Equipment)	19,709	1,179,585
InterDigital, Inc. (Communications Equipment)	140	7,629
International Business Machines Corp. (IT Services)	4,013	537,903
Intuit, Inc. (Software)	1,180	309,077
j2 Global, Inc. (Software)	210	19,679
Juniper Networks, Inc. (Communications Equipment)	1,516	37,339
KBR, Inc. (IT Services)	640	19,520
KLA Corp. (Semiconductors & Semiconductor Equipment)	715	127,392
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	658	192,399
Leidos Holdings, Inc. (IT Services)	603	59,028
LogMeIn, Inc. (Software)	221	18,949

See accompanying notes to financial statements.

282 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
Lumentum Holdings, Inc.* (Communications Equipment)	349	$27,676
Manhattan Associates, Inc.* (Software)	290	23,128
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,020	80,211
Match Group, Inc.*(a) (Interactive Media & Services)	245	20,117
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,226	75,411
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,082	113,307
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,016	269,760
Microsoft Corp. (Software)	34,565	5,450,900
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	248	27,282
Mongodb, Inc.* (IT Services)	158	20,794
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	184	32,756
Motorola Solutions, Inc. (Communications Equipment)	777	125,206
NCR Corp.* (Technology Hardware, Storage & Peripherals)	576	20,252
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,034	64,367
NetScout Systems, Inc.* (Communications Equipment)	297	7,149
New Relic, Inc.* (Software)	225	14,785
Nortonlifelock, Inc. (Software)	2,596	66,250
Nuance Communications, Inc.* (Software)	1,280	22,822
Nutanix, Inc.* (Software)	660	20,632
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,773	652,488
Okta, Inc.* (IT Services)	509	58,723
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,860	45,347
Oracle Corp. (Software)	9,816	520,051
Palo Alto Networks, Inc.* (Communications Equipment)	444	102,675
Paycom Software, Inc.* (Software)	222	58,777
Paylocity Holding Corp.* (Software)	163	19,694
Pegasystems, Inc. (Software)	173	13,779
Perspecta, Inc. (IT Services)	621	16,419
Pluralsight, Inc.*—Class A (Software)	371	6,385
Proofpoint, Inc.* (Software)	256	29,384
PTC, Inc.* (Software)	470	35,198
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	1,020	17,452
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	526	61,137
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,174	456,502
RealPage, Inc.* (Software)	361	19,404
RingCentral, Inc.*—Class A (Software)	339	57,179
Salesforce.com, Inc.* (Software)	4,020	653,812
Science Applications International Corp. (IT Services)	222	19,318
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,047	62,297
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	299	15,817
ServiceNow, Inc.* (Software)	855	241,384
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	197	22,848
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	773	93,440
Slack Technologies, Inc.* (Software)	176	3,956
Smartsheet, Inc.* (Software)	411	18,462
Snap, Inc.* (Interactive Media & Services)	3,556	58,069
SolarWinds Corp.* (Software)	295	5,472
Splunk, Inc.* (Software)	699	104,689
SS&C Technologies Holdings, Inc. (Software)	995	61,093
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	186	23,957
Synopsys, Inc.* (Software)	682	94,934
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	161	23,120
Teradata Corp.* (IT Services)	508	13,599
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	759	51,756
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,235	543,308
Trade Desk, Inc. (The)* (Software)	181	47,020
Twilio, Inc.* (IT Services)	564	55,430
Twitter, Inc.* (Interactive Media & Services)	3,516	112,688
Tyler Technologies, Inc.* (Software)	178	53,404
Ubiquiti, Inc. (Communications Equipment)	56	10,583
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	192	39,565
Veeva Systems, Inc.*—Class A (Health Care Technology)	596	83,833
Verint Systems, Inc.* (Software)	302	16,719
VeriSign, Inc.* (IT Services)	468	90,174
ViaSat, Inc.* (Communications Equipment)	261	19,104
Viavi Solutions, Inc.* (Communications Equipment)	1,040	15,600
VMware, Inc.*—Class A (Software)	357	54,189
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,347	85,494
Workday, Inc.*—Class A (Software)	743	122,186
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	840	30,971
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,140	111,458
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,072	37,145
Zendesk, Inc.* (Software)	508	38,928
Zillow Group, Inc.*—Class A(Interactive Media & Services)	155	7,090
Zillow Group, Inc.*—Class C (Interactive Media & Services)	568	26,094
Zoom Video Communications, Inc.* (Software)	116	7,893
Zscaler, Inc.* (Software)	295	13,718
TOTAL COMMON STOCKS (Cost $6,797,895)		31,337,712

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 283

Repurchase Agreements(b) (2.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $974,073	$974,000	$974,000
TOTAL REPURCHASE AGREEMENTS (Cost $974,000)		974,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(c)	14,624	$14,624
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(c)	5,072	5,072
Invesco Government & Agency Portfolio— Institutional Shares, 1.59%(c)	1,634	1,634
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,330)		21,330
TOTAL INVESTMENT SECURITIES (Cost $7,793,225)—95.2%		32,333,042
Net other assets (liabilities)—4.8%		1,617,476
NET ASSETS—100.0%		$33,950,518

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $20,728.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	1/23/20	2.13%	$2,616,593	$3,151

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Communications Equipment	$1,414,783	4.2%
Diversified Telecommunication Services	95,837	0.3%
Electronic Equipment, Instruments & Components	140,065	0.4%
Health Care Technology	188,341	0.6%
Household Durables	63,902	0.2%
Interactive Media & Services	6,186,742	18.2%
Internet & Direct Marketing Retail	175,944	0.5%
IT Services	1,439,597	4.2%
Media	30,536	0.1%
Semiconductors & Semiconductor Equipment	5,558,405	16.4%
Software	9,938,747	29.2%
Technology Hardware, Storage & Peripherals	6,104,813	17.9%
Other**	2,612,806	7.8%
Total	$33,950,518	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

284 :: ProFund VP Technology :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$7,793,225
Securities, at value(a)	31,359,042
Repurchase agreements, at value	974,000
Total Investment Securities, at value	32,333,042
Cash	538
Segregated cash balances for swap agreements with custodian	220,000
Dividends and interest receivable	5,660
Unrealized appreciation on swap agreements	3,151
Receivable for investments sold	1,601,794
Prepaid expenses	154
TOTAL ASSETS	34,164,339

LIABILITIES:
Payable for capital shares redeemed	114,243
Payable for collateral for securities loaned	21,330
Advisory fees payable	21,453
Management services fees payable	2,860
Administration fees payable	2,359
Administrative services fees payable	10,496
Distribution fees payable	16,608
Trustee fees payable	11
Transfer agency fees payable	3,476
Fund accounting fees payable	1,372
Compliance services fees payable	171
Other accrued expenses	19,442
TOTAL LIABILITIES	213,821
NET ASSETS	$33,950,518
NET ASSETS CONSIST OF:
Capital	$7,041,758
Total distributable earnings (loss)	26,908,760
NET ASSETS	$33,950,518
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	596,978
Net Asset Value (offering and redemption price per share)	$56.87
(a) Includes securities on loan valued at:	$20,728

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$347,505
Interest	17,497
Income from securities lending	378
TOTAL INVESTMENT INCOME	365,380

EXPENSES:
Advisory fees	225,107
Management services fees	30,014
Administration fees	25,627
Transfer agency fees	19,578
Administrative services fees	56,774
Distribution fees	75,036
Custody fees	1,852
Fund accounting fees	15,068
Trustee fees	722
Compliance services fees	367
Other fees	37,348
TOTAL NET EXPENSES	487,493
NET INVESTMENT INCOME (LOSS)	(122,113)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,157,012
Net realized gains (losses) on swap agreements	299,847
Change in net unrealized appreciation/depreciation on investment securities	6,432,779
Change in net unrealized appreciation/depreciation on swap agreements	(25,002)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	10,864,636
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,742,523

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 285

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(122,113)	$(86,393)
Net realized gains (losses) on investments	4,456,859	917,225
Change in net unrealized appreciation/depreciation on investments	6,407,777	(1,621,361)
Change in net assets resulting from operations	10,742,523	(790,529)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(686,328)	(826,813)
Change in net assets resulting from distributions	(686,328)	(826,813)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,754,749	25,936,552
Distributions reinvested	686,328	826,813
Value of shares redeemed	(32,826,046)	(32,597,649)
Change in net assets resulting from capital transactions	(2,384,969)	(5,834,284)
Change in net assets	7,671,226	(7,451,626)

NET ASSETS:
Beginning of period	26,279,292	33,730,918
End of period	$33,950,518	$26,279,292

SHARE TRANSACTIONS:
Issued	591,122	569,968
Reinvested	14,224	17,773
Redeemed	(663,707)	(734,456)
Change in shares	(58,361)	(146,715)

See accompanying notes to financial statements.

286 :: ProFund VP Technology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$40.10	$42.06	$31.12	$27.71	$27.06

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.12)	(0.09)	0.03	(0.03)
Net realized and unrealized gains (losses) on investments	18.09	(0.66)	11.05	3.38	0.68
Total income (loss) from investment activities	17.89	(0.78)	10.96	3.41	0.65

Distributions to Shareholders From:
Net investment income	—	—	(0.02)	—	—
Net realized gains on investments	(1.12)	(1.18)	—	—	—
Total distributions	(1.12)	(1.18)	(0.02)	—	—

Net Asset Value, End of Period	$56.87	$40.10	$42.06	$31.12	$27.71

Total Return	45.11%	(2.25)%	35.18%	12.34%	2.40%

Ratios to Average Net Assets:
Gross expenses	1.62%	1.58%	1.56%	1.62%	1.68%
Net expenses	1.62%	1.58%	1.56%	1.62%	1.68%
Net investment income (loss)	(0.41)%	(0.27)%	(0.25)%	0.09%	(0.12)%

Supplemental Data:
Net assets, end of period (000's)	$33,951	$26,279	$33,731	$19,320	$23,662
Portfolio turnover rate(b)	75%	58%	86%	93%	119%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Telecommunications :: 287

ProFund VP Telecommunications (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 14.77%. For the same period, the Index had a total return of 16.74%1 and a volatility of 14.08%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the telecommunications sector of the U.S. equity market. Component companies include, among others, regional and long-distance carriers; cellular, satellite and paging service providers; producers of equipment including satellites, mobile telephones, fiber optics, switching devices, teleconferencing equipment and connectivity devices for computers.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Telecommunications	14.77%	3.33%	6.19%
Dow Jones U.S. Select TelecommunicationsSM Index	16.74%	3.02%	7.10%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Telecommunications	1.63%	1.63%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	22.1%
Verizon Communications, Inc.	21.7%
Cisco Systems, Inc.	4.7%
T-Mobile U.S., Inc.	4.5%
Garmin, Ltd.	4.3%

Dow Jones U.S. Select TelecommunicationsSM Index – Composition

% of Index
Diversified Telecommunication Services	56%
Communications Equipment	32%
Wireless Telecommunication Services	8%
Household Durables	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

288  :: ProFund VP Telecommunications :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (98.6%)

	Shares	Value
Acacia Communications, Inc.* (Communications Equipment)	808	$54,790
ADTRAN, Inc. (Communications Equipment)	1,028	10,167
Applied Optoelectronics, Inc.*(a)(Communications Equipment)	411	4,883
Arista Networks, Inc.* (Communications Equipment)	1,168	237,571
AT&T, Inc. (Diversified Telecommunication Services)	34,943	1,365,573
ATN International, Inc. (Diversified Telecommunication Services)	234	12,961
CalAmp Corp.* (Communications Equipment)	734	7,032
CenturyLink, Inc. (Diversified Telecommunication Services)	19,040	251,518
Ciena Corp.* (Communications Equipment)	3,328	142,072
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,085	11,360
Cisco Systems, Inc. (Communications Equipment)	6,024	288,912
CommScope Holding Co., Inc.* (Communications Equipment)	4,175	59,243
Comtech Telecommunications Corp. (Communications Equipment)	524	18,597
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,553	6,026
EchoStar Corp.* (Communications Equipment)	988	42,790
Extreme Networks, Inc.* (Communications Equipment)	2,615	19,273
F5 Networks, Inc.* (Communications Equipment)	1,308	182,662
Garmin, Ltd. (Household Durables)	2,733	266,631
GCI Liberty, Inc.* (Media)	2,047	145,030
Globalstar, Inc.* (Diversified Telecommunication Services)	13,118	6,804
Harmonic, Inc.* (Communications Equipment)	1,942	15,148
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,087	51,424
Juniper Networks, Inc. (Communications Equipment)	7,200	177,336
Lumentum Holdings, Inc.* (Communications Equipment)	1,661	131,717
Motorola Solutions, Inc. (Communications Equipment)	1,649	265,720
NETGEAR, Inc.* (Communications Equipment)	648	15,882
NetScout Systems, Inc.* (Communications Equipment)	1,416	34,083
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,685	7,094
Plantronics, Inc. (Communications Equipment)	704	19,247
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,007	41,901
Spok Holdings, Inc. (Wireless Telecommunication Services)	376	4,598
Sprint Corp.* (Wireless Telecommunication Services)	13,252	69,043
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,103	53,479
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,575	280,353
U.S. Cellular Corp.* (Wireless Telecommunication Services)	332	12,028
Ubiquiti, Inc. (Communications Equipment)	266	50,269
Verizon Communications, Inc. (Diversified Telecommunication Services)	21,836	1,340,730
ViaSat, Inc.* (Communications Equipment)	1,241	90,835
Viavi Solutions, Inc.* (Communications Equipment)	4,943	74,145
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,906	36,353
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	5,095	176,542
TOTAL COMMON STOCKS (Cost $4,745,779)		6,081,822

Repurchase Agreements(b) (1.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $95,007	$95,000	$95,000
TOTAL REPURCHASE AGREEMENTS (Cost $95,000)		95,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(c)	2,814	$2,814
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(c)	976	976
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(c)	314	314
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,104)		4,104
TOTAL INVESTMENT SECURITIES (Cost $4,844,883)—100.2%		6,180,926
Net other assets (liabilities)—(0.2)%		(13,836)
NET ASSETS—100.0%		$6,167,090

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $4,063.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 289

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	1/23/20	2.13%	$84,095	$30

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Communications Equipment	$1,942,374	31.5%
Diversified Telecommunication Services	3,266,385	52.9%
Household Durables	266,631	4.3%
Media	145,030	2.4%
Wireless Telecommunication Services	461,402	7.5%
Other**	85,268	1.4%
Total	$6,167,090	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

290  :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities

December 31, 2019

ASSETS:
Total Investment Securities, at cost	$4,844,883
Securities, at value(a)	6,085,926
Repurchase agreements, at value	95,000
Total Investment Securities, at value	6,180,926
Cash	702
Dividends and interest receivable	1,112
Unrealized appreciation on swap agreements	30
Receivable for capital shares issued	20,616
Receivable for investments sold	75,049
Prepaid expenses	39
TOTAL ASSETS	6,278,474

LIABILITIES:
Payable for capital shares redeemed	92,327
Payable for collateral for securities loaned	4,104
Advisory fees payable	3,872
Management services fees payable	516
Administration fees payable	428
Administrative services fees payable	2,599
Distribution fees payable	2,396
Transfer agency fees payable	669
Fund accounting fees payable	252
Compliance services fees payable	33
Other accrued expenses	4,188
TOTAL LIABILITIES	111,384
NET ASSETS	$6,167,090
NET ASSETS CONSIST OF:
Capital	$6,491,497
Total distributable earnings (loss)	(324,407)
NET ASSETS	$6,167,090
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	195,588
Net Asset Value (offering and redemption price per share)	$31.53
(a) Includes securities on loan valued at:	$4,063

Statement of Operations

For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$170,957
Interest	3,616
Income from securities lending	697
TOTAL INVESTMENT INCOME	175,270

EXPENSES:
Advisory fees	51,195
Management services fees	6,826
Administration fees	5,820
Transfer agency fees	4,437
Administrative services fees	20,019
Distribution fees	17,065
Custody fees	1,032
Fund accounting fees	3,433
Trustee fees	165
Compliance services fees	80
Other fees	9,951
Total Gross Expenses before reductions	120,023
Expenses reduced and reimbursed by the Advisor	(5,373)
TOTAL NET EXPENSES	114,650
NET INVESTMENT INCOME (LOSS)	60,620
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(222,991)
Net realized gains (losses) on swap agreements	32,452
Change in net unrealized appreciation/depreciation on investment securities	900,413
Change in net unrealized appreciation/depreciation on swap agreements	(5,893)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	703,981
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$764,601

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 291

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$60,620	$199,866
Net realized gains (losses) on investments	(190,539)	276,263
Change in net unrealized appreciation/depreciation on investments	894,520	(1,636,520)
Change in net assets resulting from operations	764,601	(1,160,391)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(199,221)	(376,240)
Change in net assets resulting from distributions	(199,221)	(376,240)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,994,877	7,314,400
Distributions reinvested	199,221	376,240
Value of shares redeemed	(10,863,899)	(10,254,179)
Change in net assets resulting from capital transactions	330,199	(2,563,539)
Change in net assets	895,579	(4,100,170)

NET ASSETS:
Beginning of period	5,271,511	9,371,681
End of period	$6,167,090	$5,271,511

SHARE TRANSACTIONS:
Issued	349,266	231,165
Reinvested	6,627	12,600
Redeemed	(345,808)	(322,140)
Change in shares	10,085	(78,375)

See accompanying notes to financial statements.

292  :: ProFund VP Telecommunications :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$28.42	$35.52	$40.78	$34.04	$34.09
Investment Activities:
Net investment income (loss)(b)	0.28	0.94	1.29	0.99	1.08
Net realized and unrealized gains (losses) on investments	3.87	(6.22)	(2.27)	6.37	(0.53)
Total income (loss) from investment activities	4.15	(5.28)	(0.98)	7.36	0.55

Distributions to Shareholders From:
Net investment income	(1.04)	(1.82)	(1.92)	(0.62)	(0.60)
Net realized gains on investments	—	—	(2.36)	—	—
Total distributions	(1.04)	(1.82)	(4.28)	(0.62)	(0.60)

Net Asset Value, End of Period	$31.53	$28.42	$35.52	$40.78	$34.04

Total Return	14.77%	(15.10)%	(2.12)%	21.65%	1.52%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.76%	1.72%	1.72%	1.76%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.89%	2.96%	3.43%	2.55%	3.12%

Supplemental Data:
Net assets, end of period (000's)	$6,167	$5,272	$9,372	$15,962	$8,240
Portfolio turnover rate(c)	165%	328%	388%	428%	418%

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP U.S. Government Plus :: 293

ProFund VP U.S. Government Plus (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-Year U.S. Treasury Bond ( the "Long Bond") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond's performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond rises. For the year ended December 31, 2019, the Fund had a total return of 18.22%. For the same period, the Long Bond, as measured by the Ryan Labs Returns Treasury Yield Curve 30 Year Index1, had a total return of 16.57%2 and a volatility of 13.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2019, the most recent Long Bond carried a maturity date of 11/15/49 and a 2.375% coupon.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP U.S. Government Plus	18.22%	2.86%	7.32%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	16.57%	3.82%	7.24%

Expense Ratios**

Fund	Gross	Net
ProFund VP U.S. Government Plus	1.35%	1.35%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	35%
Futures Contracts	6%
Swap Agreements	86%
Total Exposure	127%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The Ryan Labs Returns Treasury Yield Curve 30 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30 Year Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.
[2]	The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

294 :: ProFund VP U.S. Government Plus :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

U.S. Treasury Obligation (35.3%)

	Principal Amount	Value
U.S. Treasury Bond, 2.375%, 11/15/49	$6,840,000	$6,836,794
TOTAL U.S. TREASURY OBLIGATION (Cost $6,936,965)		6,836,794

Repurchase Agreements(a)(b) (63.4%)

Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $12,298,917	12,298,000	12,298,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,298,000)		12,298,000
TOTAL INVESTMENT SECURITIES (Cost $19,234,965)—98.7%		19,134,794
Net other assets (liabilities)—1.3%		261,211
NET ASSETS—100.0%		$19,396,005

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $235,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contracts	7	3/23/20	$1,088,719	$(11)

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.375% due on 11/15/49	Citibank North America	1/15/20	1.60%	$5,597,375	$(100,843)
30-Year U.S. Treasury Bond, 2.375% due on 11/15/49	Societe' Generale	1/15/20	1.75%	10,994,844	(174,041)
				$16,592,219	$(274,884)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 295

Statement of Assets and Liabilities

December 31, 2019

ASSETS:
Total Investment Securities, at cost	$19,234,965
Securities, at value	6,836,794
Repurchase agreements, at value	12,298,000
Total Investment Securities, at value	19,134,794
Cash	691
Interest receivable	21,434
Receivable for capital shares issued	566,806
Prepaid expenses	99
TOTAL ASSETS	19,723,824

LIABILITIES:
Payable for capital shares redeemed	5,373
Unrealized depreciation on swap agreements	274,884
Variation margin on futures contracts	11
Advisory fees payable	9,168
Management services fees payable	1,834
Administration fees payable	1,385
Administrative services fees payable	8,528
Distribution fees payable	9,453
Trustee fees payable	7
Transfer agency fees payable	2,276
Fund accounting fees payable	781
Compliance services fees payable	115
Other accrued expenses	14,004
TOTAL LIABILITIES	327,819
NET ASSETS	$19,396,005
NET ASSETS CONSIST OF:
Capital	$17,891,473
Total distributable earnings (loss)	1,504,532
NET ASSETS	$19,396,005
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	714,418
Net Asset Value (offering and redemption price per share)	$27.15

Statement of Operations

For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$462,725
Income from securities lending	1,341
TOTAL INVESTMENT INCOME	464,066

EXPENSES:
Advisory fees	104,376
Management services fees	20,875
Administration fees	17,985
Transfer agency fees	13,660
Administrative services fees	54,376
Distribution fees	52,188
Custody fees	3,673
Fund accounting fees	10,178
Trustee fees	506
Compliance services fees	271
Other fees	23,423
Total Gross Expenses before reductions	301,511
Expenses reduced and reimbursed by the Advisor	(13,434)
TOTAL NET EXPENSES	288,077
NET INVESTMENT INCOME (LOSS)	175,989
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,283,182
Net realized gains (losses) on futures contracts	(16,770)
Net realized gains (losses) on swap agreements	2,595,217
Change in net unrealized appreciation/depreciation on investment securities	(458,043)
Change in net unrealized appreciation/depreciation on futures contracts	4
Change in net unrealized appreciation/depreciation on swap agreements	(468,019)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,935,571
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,111,560

See accompanying notes to financial statements.

296 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$175,989	$165,159
Net realized gains (losses) on investments	3,861,629	(1,903,579)
Change in net unrealized appreciation/depreciation on investments	(926,058)	323,944
Change in net assets resulting from operations	3,111,560	(1,414,476)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(175,989)	(165,159)
Change in net assets resulting from distributions	(175,989)	(165,159)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	168,736,250	189,907,931
Distributions reinvested	175,989	165,070
Value of shares redeemed	(168,304,461)	(191,648,508)
Change in net assets resulting from capital transactions	607,778	(1,575,507)
Change in net assets	3,543,349	(3,155,142)

NET ASSETS:
Beginning of period	15,852,656	19,007,798
End of period	$19,396,005	$15,852,656

SHARE TRANSACTIONS:
Issued	6,529,272	8,397,032
Reinvested	6,867	7,290
Redeemed	(6,506,242)	(8,488,504)
Change in shares	29,897	(84,182)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 297

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$23.16	$24.73	$22.68	$22.75	$24.11

Investment Activities:
Net investment income (loss)(a)	0.22	0.21	0.10	(0.11)	(0.03)
Net realized and unrealized gains (losses) on investments	3.99	(1.57)	2.06	0.04	(1.33)
Total income (loss) from investment activities	4.21	(1.36)	2.16	(0.07)	(1.36)

Distributions to Shareholders From:
Net investment income	(0.22)	(0.21)	(0.11)	—	—

Net Asset Value, End of Period	$27.15	$23.16	$24.73	$22.68	$22.75

Total Return	18.22%	(5.42)%	9.49%	(0.31)%	(5.64)%

Ratios to Average Net Assets:
Gross expenses	1.44%	1.45%	1.43%	1.42%	1.42%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)	0.84%	0.92%	0.43%	(0.42)%	(0.12)%

Supplemental Data:
Net assets, end of period (000's)	$19,396	$15,853	$19,008	$26,162	$30,903
Portfolio turnover rate(b)	402%	437%	397%	400%	573%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

298 :: ProFund VP UltraBull :: Management Discussion of Fund Performance

ProFund VP UltraBull (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P 500® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index rises. For the year ended December 31, 2019, the Fund had a total return of 60.17%. For the same period, the Index had a total return of 31.49%1 and a volatility of 12.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP UltraBull	60.17%	17.06%	21.17%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraBull	1.55%	1.55%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	129%
Total Exposure	197%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.1%
Microsoft Corp.	3.0%
Alphabet, Inc.	2.0%
Amazon.com, Inc.	1.9%
Facebook, Inc.	1.2%

S&P 500® – Composition

% of Index
Information Technology	24%
Health Care	14%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Industrials	9%
Consumer Staples	7%
Energy	4%
Utilities	3%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraBull :: 299

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (67.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	441	$77,801
A.O. Smith Corp. (Building Products)	107	5,097
Abbott Laboratories (Health Care Equipment & Supplies)	1,352	117,435
AbbVie, Inc. (Biotechnology)	1,133	100,316
ABIOMED, Inc.* (Health Care Equipment & Supplies)	36	6,141
Accenture PLC—Class A (IT Services)	486	102,337
Activision Blizzard, Inc. (Entertainment)	588	34,939
Adobe, Inc.* (Software)	371	122,360
Advance Auto Parts, Inc. (Specialty Retail)	53	8,488
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	853	39,119
Aflac, Inc. (Insurance)	563	29,783
Agilent Technologies, Inc. (Life Sciences Tools & Services)	237	20,218
Air Products & Chemicals, Inc. (Chemicals)	168	39,479
Akamai Technologies, Inc.* (IT Services)	124	10,711
Alaska Air Group, Inc. (Airlines)	94	6,369
Albemarle Corp. (Chemicals)	82	5,989
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	88	14,219
Alexion Pharmaceuticals, Inc.* (Biotechnology)	168	18,169
Align Technology, Inc.* (Health Care Equipment & Supplies)	55	15,347
Allegion PLC (Building Products)	71	8,842
Allergan PLC (Pharmaceuticals)	250	47,793
Alliance Data Systems Corp. (IT Services)	31	3,478
Alliant Energy Corp. (Electric Utilities)	185	10,123
Alphabet, Inc.*—Class A (Interactive Media & Services)	230	308,060
Alphabet, Inc.*—Class C (Interactive Media & Services)	230	307,515
Altria Group, Inc. (Tobacco)	1,432	71,471
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	317	585,766
Amcor PLC (Containers & Packaging)	1,246	13,507
Ameren Corp. (Multi-Utilities)	188	14,438
American Airlines Group, Inc. (Airlines)	301	8,633
American Electric Power Co., Inc. (Electric Utilities)	378	35,725
American Express Co. (Consumer Finance)	514	63,987
American International Group, Inc. (Insurance)	667	34,237
American Tower Corp. (Equity Real Estate Investment Trusts)	339	77,908
American Water Works Co., Inc. (Water Utilities)	138	16,953
Ameriprise Financial, Inc. (Capital Markets)	97	16,158
AmerisourceBergen Corp. (Health Care Providers & Services)	116	9,862
AMETEK, Inc. (Electrical Equipment)	174	17,355
Amgen, Inc. (Biotechnology)	454	109,446
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	228	24,677
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	282	33,513
ANSYS, Inc.* (Software)	66	16,989
Anthem, Inc. (Health Care Providers & Services)	194	58,594
Aon PLC (Insurance)	179	37,284
Apache Corp. (Oil, Gas & Consumable Fuels)	291	7,447
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	116	5,991
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,197	938,798
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	708	43,216
Aptiv PLC (Auto Components)	196	18,615
Archer-Daniels-Midland Co. (Food Products)	428	19,838
Arconic, Inc. (Aerospace & Defense)	299	9,200
Arista Networks, Inc.* (Communications Equipment)	41	8,339
Arthur J. Gallagher & Co. (Insurance)	143	13,618
Assurant, Inc. (Insurance)	47	6,161
AT&T, Inc. (Diversified Telecommunication Services)	5,595	218,653
Atmos Energy Corp. (Gas Utilities)	92	10,291
Autodesk, Inc.* (Software)	168	30,821
Automatic Data Processing, Inc. (IT Services)	331	56,436
AutoZone, Inc.* (Specialty Retail)	17	20,252
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	107	22,438
Avery Dennison Corp. (Containers & Packaging)	65	8,503
Baker Hughes Co.—Class A (Energy Equipment & Services)	501	12,841
Ball Corp. (Containers & Packaging)	250	16,167
Bank of America Corp. (Banks)	6,201	218,399
Baxter International, Inc. (Health Care Equipment & Supplies)	392	32,779
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	208	56,570
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,498	339,297
Best Buy Co., Inc. (Specialty Retail)	174	15,277
Biogen, Inc.* (Biotechnology)	138	40,949
BlackRock, Inc.—Class A (Capital Markets)	90	45,243
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	31	63,666
BorgWarner, Inc. (Auto Components)	159	6,897
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	110	15,165
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,068	48,295
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,795	115,221
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	303	95,754
Broadridge Financial Solutions, Inc. (IT Services)	88	10,872
Brown-Forman Corp.—Class B (Beverages)	139	9,396
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	104	8,133
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	316	5,502
Cadence Design Systems, Inc.* (Software)	215	14,912
Campbell Soup Co. (Food Products)	129	6,375
Capital One Financial Corp. (Consumer Finance)	357	36,739

See accompanying notes to financial statements.

300 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	118	$4,502
Cardinal Health, Inc. (Health Care Providers & Services)	226	11,431
CarMax, Inc.* (Specialty Retail)	126	11,046
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	308	15,656
Caterpillar, Inc. (Machinery)	424	62,617
Cboe Global Markets, Inc. (Capital Markets)	85	10,200
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	257	15,752
CDW Corp. (Electronic Equipment, Instruments & Components)	110	15,712
Celanese Corp.—Series A (Chemicals)	92	11,327
Centene Corp.* (Health Care Providers & Services)	317	19,930
CenterPoint Energy, Inc. (Multi-Utilities)	388	10,581
CenturyLink, Inc. (Diversified Telecommunication Services)	753	9,947
Cerner Corp. (Health Care Technology)	241	17,687
CF Industries Holdings, Inc. (Chemicals)	168	8,020
Charter Communications, Inc.*—Class A (Media)	119	57,725
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,449	174,619
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	19	15,905
Chubb, Ltd. (Insurance)	347	54,014
Church & Dwight Co., Inc. (Household Products)	188	13,224
Cigna Corp. (Health Care Providers & Services)	286	58,484
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	79	4,147
Cincinnati Financial Corp. (Insurance)	117	12,303
Cintas Corp. (Commercial Services & Supplies)	65	17,490
Cisco Systems, Inc. (Communications Equipment)	3,251	155,918
Citigroup, Inc. (Banks)	1,672	133,576
Citizens Financial Group, Inc. (Banks)	333	13,523
Citrix Systems, Inc. (Software)	94	10,425
CME Group, Inc. (Capital Markets)	275	55,198
CMS Energy Corp. (Multi-Utilities)	218	13,699
Cognizant Technology Solutions Corp. (IT Services)	420	26,048
Colgate-Palmolive Co. (Household Products)	657	45,228
Comcast Corp.—Class A (Media)	3,478	156,406
Comerica, Inc. (Banks)	110	7,893
Conagra Brands, Inc. (Food Products)	376	12,874
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	153	13,398
ConocoPhillips (Oil, Gas & Consumable Fuels)	841	54,690
Consolidated Edison, Inc. (Multi-Utilities)	255	23,070
Constellation Brands, Inc.—Class A (Beverages)	128	24,288
Copart, Inc.* (Commercial Services & Supplies)	157	14,278
Corning, Inc. (Electronic Equipment, Instruments & Components)	591	17,204
Corteva, Inc. (Chemicals)	575	16,997
Costco Wholesale Corp. (Food & Staples Retailing)	339	99,639
Coty, Inc.—Class A (Personal Products)	230	2,588
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	317	45,061
CSX Corp. (Road & Rail)	596	43,127
Cummins, Inc. (Machinery)	117	20,938
CVS Health Corp. (Health Care Providers & Services)	996	73,993
D.R. Horton, Inc. (Household Durables)	257	13,556
Danaher Corp. (Health Care Equipment & Supplies)	490	75,205
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	94	10,247
DaVita, Inc.* (Health Care Providers & Services)	68	5,102
Deere & Co. (Machinery)	241	41,757
Delta Air Lines, Inc. (Airlines)	441	25,789
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	170	9,620
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	301	7,817
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	124	11,515
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	160	19,158
Discover Financial Services (Consumer Finance)	241	20,442
Discovery Communications, Inc.*—Class A (Media)	123	4,027
Discovery, Inc.*—Class C (Media)	260	7,927
Dish Network Corp.*—Class A (Media)	197	6,988
Dollar General Corp. (Multiline Retail)	194	30,260
Dollar Tree, Inc.* (Multiline Retail)	182	17,117
Dominion Energy, Inc. (Multi-Utilities)	629	52,095
Dover Corp. (Machinery)	112	12,909
Dow, Inc. (Chemicals)	569	31,141
DTE Energy Co. (Multi-Utilities)	147	19,091
Duke Energy Corp. (Electric Utilities)	559	50,986
Duke Realty Corp. (Equity Real Estate Investment Trusts)	283	9,812
DuPont de Nemours, Inc. (Chemicals)	566	36,337
DXC Technology Co. (IT Services)	198	7,443
E*TRADE Financial Corp. (Capital Markets)	175	7,940
Eastman Chemical Co. (Chemicals)	104	8,243
Eaton Corp. PLC (Electrical Equipment)	316	29,932
eBay, Inc. (Internet & Direct Marketing Retail)	586	21,160
Ecolab, Inc. (Chemicals)	192	37,054
Edison International (Electric Utilities)	275	20,738
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	159	37,093
Electronic Arts, Inc.* (Entertainment)	223	23,975
Eli Lilly & Co. (Pharmaceuticals)	647	85,035
Emerson Electric Co. (Electrical Equipment)	466	35,536
Entergy Corp. (Electric Utilities)	153	18,329
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	445	37,273
Equifax, Inc. (Professional Services)	92	12,891
Equinix, Inc. (Equity Real Estate Investment Trusts)	65	37,940
Equity Residential (Equity Real Estate Investment Trusts)	267	21,606
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	51	15,344
Everest Re Group, Ltd. (Insurance)	31	8,582
Evergy, Inc. (Electric Utilities)	174	11,326
Eversource Energy (Electric Utilities)	249	21,182
Exelon Corp. (Electric Utilities)	746	34,010

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 301

Common Stocks, continued

	Shares		Value
Expedia Group, Inc. (Internet & Direct Marketing Retail)	107		$11,571
Expeditors International of Washington, Inc. (Air Freight & Logistics)	132		10,299
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	99		10,456
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,241		226,157
F5 Networks, Inc.* (Communications Equipment)	47		6,564
Facebook, Inc.*—Class A (Interactive Media & Services)	1,842		378,070
Fastenal Co. (Trading Companies & Distributors)	443		16,369
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	53		6,823
FedEx Corp. (Air Freight & Logistics)	184		27,823
Fidelity National Information Services, Inc. (IT Services)	471		65,511
Fifth Third Bancorp (Banks)	546		16,784
First Horizon National Corp. (Banks)	—	(a)	5
First Republic Bank/CA (Banks)	129		15,151
FirstEnergy Corp. (Electric Utilities)	416		20,218
Fiserv, Inc.* (IT Services)	437		50,530
FleetCor Technologies, Inc.* (IT Services)	66		18,990
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	104		5,415
Flowserve Corp. (Machinery)	102		5,077
FMC Corp. (Chemicals)	99		9,882
Ford Motor Co. (Automobiles)	2,985		27,761
Fortinet, Inc.* (Software)	107		11,423
Fortive Corp. (Machinery)	226		17,264
Fortune Brands Home & Security, Inc. (Building Products)	107		6,991
Fox Corp.—Class A (Media)	273		10,120
Fox Corp.—Class B (Media)	126		4,586
Franklin Resources, Inc. (Capital Markets)	216		5,612
Freeport-McMoRan, Inc. (Metals & Mining)	1,114		14,616
Garmin, Ltd. (Household Durables)	112		10,927
Gartner, Inc.* (IT Services)	68		10,479
General Dynamics Corp. (Aerospace & Defense)	179		31,567
General Electric Co. (Industrial Conglomerates)	6,691		74,672
General Mills, Inc. (Food Products)	463		24,798
General Motors Co. (Automobiles)	965		35,318
Genuine Parts Co. (Distributors)	112		11,897
Gilead Sciences, Inc. (Biotechnology)	969		62,966
Global Payments, Inc. (IT Services)	230		41,989
Globe Life, Inc. (Insurance)	77		8,104
H & R Block, Inc. (Diversified Consumer Services)	153		3,592
Halliburton Co. (Energy Equipment & Services)	675		16,517
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	281		4,173
Harley-Davidson, Inc. (Automobiles)	120		4,463
Hartford Financial Services Group, Inc. (Insurance)	277		16,833
Hasbro, Inc. (Leisure Products)	98		10,350
HCA Healthcare, Inc. (Health Care Providers & Services)	204		30,153
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	381		13,133
Helmerich & Payne, Inc. (Energy Equipment & Services)	85		3,862
Henry Schein, Inc.* (Health Care Providers & Services)	112		7,473
Hess Corp. (Oil, Gas & Consumable Fuels)	198		13,228
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	995		15,781
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	215		23,846
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	114		5,781
Hologic, Inc.* (Health Care Equipment & Supplies)	206		10,755
Honeywell International, Inc. (Industrial Conglomerates)	547		96,819
Hormel Foods Corp. (Food Products)	214		9,654
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	552		10,240
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,138		23,386
Humana, Inc. (Health Care Providers & Services)	99		36,285
Huntington Bancshares, Inc. (Banks)	794		11,974
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	31		7,777
IDEX Corp. (Machinery)	58		9,976
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	66		17,235
IHS Markit, Ltd.* (Professional Services)	308		23,207
Illinois Tool Works, Inc. (Machinery)	223		40,058
Illumina, Inc.* (Life Sciences Tools & Services)	112		37,155
Incyte Corp.* (Biotechnology)	138		12,050
Ingersoll-Rand PLC (Machinery)	182		24,191
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,331		199,360
Intercontinental Exchange, Inc. (Capital Markets)	425		39,334
International Business Machines Corp. (IT Services)	678		90,879
International Flavors & Fragrances, Inc.(b) (Chemicals)	82		10,580
International Paper Co. (Containers & Packaging)	301		13,861
Intuit, Inc. (Software)	200		52,386
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	88		52,021
Invesco, Ltd. (Capital Markets)	290		5,214
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	27		3,913
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	138		21,322
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	222		7,075
J.B. Hunt Transport Services, Inc. (Road & Rail)	65		7,591
Jack Henry & Associates, Inc. (IT Services)	58		8,449
Jacobs Engineering Group, Inc. (Construction & Engineering)	104		9,342
Johnson & Johnson (Pharmaceuticals)	2,016		294,073
Johnson Controls International PLC (Building Products)	592		24,101
JPMorgan Chase & Co. (Banks)	2,402		334,838

See accompanying notes to financial statements.

302 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Juniper Networks, Inc. (Communications Equipment)	260	$6,404
Kansas City Southern Industries, Inc. (Road & Rail)	77	11,793
Kellogg Co. (Food Products)	190	13,140
KeyCorp (Banks)	758	15,342
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	146	14,984
Kimberly-Clark Corp. (Household Products)	262	36,038
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	329	6,814
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,495	31,649
KLA Corp. (Semiconductors & Semiconductor Equipment)	121	21,559
Kohl's Corp. (Multiline Retail)	120	6,114
L Brands, Inc. (Specialty Retail)	181	3,280
L3Harris Technologies, Inc. (Aerospace & Defense)	168	33,242
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	75	12,688
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	112	32,749
Lamb Weston Holding, Inc. (Food Products)	112	9,635
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	259	17,881
Leggett & Platt, Inc. (Household Durables)	102	5,185
Leidos Holdings, Inc. (IT Services)	102	9,985
Lennar Corp.—Class A (Household Durables)	216	12,050
Lincoln National Corp. (Insurance)	153	9,029
Linde PLC (Chemicals)	412	87,716
Live Nation Entertainment, Inc.* (Entertainment)	107	7,647
LKQ Corp.* (Distributors)	238	8,497
Lockheed Martin Corp. (Aerospace & Defense)	190	73,982
Loews Corp. (Insurance)	196	10,288
Lowe's Cos., Inc. (Specialty Retail)	587	70,299
LyondellBasell Industries N.V.—Class A (Chemicals)	196	18,518
M&T Bank Corp. (Banks)	99	16,805
Macy's, Inc. (Multiline Retail)	240	4,080
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	616	8,365
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	496	29,884
MarketAxess Holdings, Inc. (Capital Markets)	30	11,373
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	208	31,536
Marsh & McLennan Cos., Inc. (Insurance)	386	43,004
Martin Marietta Materials, Inc. (Construction Materials)	47	13,143
Masco Corp. (Building Products)	218	10,462
MasterCard, Inc.—Class A (IT Services)	680	203,041
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	209	12,856
McCormick & Co., Inc. (Food Products)	94	15,955
McDonald's Corp. (Hotels, Restaurants & Leisure)	576	113,823
McKesson Corp. (Health Care Providers & Services)	138	19,088
Medtronic PLC (Health Care Equipment & Supplies)	1,025	116,286
Merck & Co., Inc. (Pharmaceuticals)	1,950	177,353
MetLife, Inc. (Insurance)	598	30,480
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	17	13,486
MGM Resorts International (Hotels, Restaurants & Leisure)	396	13,175
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	182	19,059
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	849	45,659
Microsoft Corp. (Software)	5,842	921,282
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	86	11,340
Mohawk Industries, Inc.* (Household Durables)	45	6,137
Molson Coors Beverage Co.—Class B (Beverages)	146	7,869
Mondelez International, Inc.—Class A (Food Products)	1,104	60,809
Monster Beverage Corp.* (Beverages)	292	18,557
Moody's Corp. (Capital Markets)	124	29,439
Morgan Stanley (Capital Markets)	942	48,155
Motorola Solutions, Inc. (Communications Equipment)	132	21,270
MSCI, Inc.—Class A (Capital Markets)	65	16,782
Mylan N.V.* (Pharmaceuticals)	398	8,000
Nasdaq, Inc. (Capital Markets)	88	9,425
National Oilwell Varco, Inc. (Energy Equipment & Services)	299	7,490
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	175	10,894
Netflix, Inc.* (Entertainment)	335	108,396
Newell Brands, Inc. (Household Durables)	295	5,670
Newmont Goldcorp Corp. (Metals & Mining)	630	27,373
News Corp.—Class A (Media)	300	4,242
News Corp.—Class B (Media)	97	1,407
NextEra Energy, Inc. (Electric Utilities)	374	90,569
Nielsen Holdings PLC (Professional Services)	277	5,623
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	955	96,750
NiSource, Inc. (Multi-Utilities)	289	8,046
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	370	9,191
Nordstrom, Inc. (Multiline Retail)	83	3,397
Norfolk Southern Corp. (Road & Rail)	200	38,826
Northern Trust Corp. (Capital Markets)	163	17,317
Northrop Grumman Corp. (Aerospace & Defense)	119	40,932
Nortonlifelock, Inc. (Software)	442	11,280
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	163	9,521
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	193	7,672
Nucor Corp. (Metals & Mining)	234	13,170
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	468	110,120
NVR, Inc.* (Household Durables)	2	7,617
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	685	28,229
Old Dominion Freight Line, Inc. (Road & Rail)	49	9,299

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 303

Common Stocks, continued

	Shares	Value
Omnicom Group, Inc. (Media)	167	$13,530
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	316	23,912
Oracle Corp. (Software)	1,659	87,894
O'Reilly Automotive, Inc.* (Specialty Retail)	58	25,419
PACCAR, Inc. (Machinery)	264	20,882
Packaging Corp. of America (Containers & Packaging)	72	8,063
Parker-Hannifin Corp. (Machinery)	98	20,170
Paychex, Inc. (IT Services)	245	20,840
PayPal Holdings, Inc.* (IT Services)	900	97,353
Pentair PLC (Machinery)	129	5,917
People's United Financial, Inc. (Banks)	343	5,797
PepsiCo, Inc. (Beverages)	1,068	145,964
PerkinElmer, Inc. (Life Sciences Tools & Services)	85	8,254
Perrigo Co. PLC (Pharmaceuticals)	104	5,373
Pfizer, Inc. (Pharmaceuticals)	4,240	166,123
Philip Morris International, Inc. (Tobacco)	1,192	101,427
Phillips 66 (Oil, Gas & Consumable Fuels)	342	38,102
Pinnacle West Capital Corp. (Electric Utilities)	86	7,734
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	126	19,073
PPG Industries, Inc. (Chemicals)	180	24,028
PPL Corp. (Electric Utilities)	555	19,913
Principal Financial Group, Inc. (Insurance)	199	10,945
Prologis, Inc. (Equity Real Estate Investment Trusts)	485	43,232
Prudential Financial, Inc. (Insurance)	308	28,872
Public Service Enterprise Group, Inc. (Multi-Utilities)	386	22,793
Public Storage (Equity Real Estate Investment Trusts)	116	24,703
PulteGroup, Inc. (Household Durables)	197	7,644
PVH Corp. (Textiles, Apparel & Luxury Goods)	57	5,994
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	88	10,228
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	874	77,113
Quanta Services, Inc. (Construction & Engineering)	110	4,478
Quest Diagnostics, Inc. (Health Care Providers & Services)	104	11,106
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	37	4,337
Raymond James Financial, Inc. (Capital Markets)	94	8,409
Raytheon Co. (Aerospace & Defense)	214	47,024
Realty Income Corp. (Equity Real Estate Investment Trusts)	249	18,334
Regency Centers Corp. (Equity Real Estate Investment Trusts)	128	8,076
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	61	22,904
Regions Financial Corp. (Banks)	741	12,716
Republic Services, Inc.—Class A (Commercial Services & Supplies)	160	14,341
ResMed, Inc. (Health Care Equipment & Supplies)	110	17,047
Robert Half International, Inc. (Professional Services)	90	5,684
Rockwell Automation, Inc. (Electrical Equipment)	88	17,835
Rollins, Inc. (Commercial Services & Supplies)	109	3,614
Roper Technologies, Inc. (Industrial Conglomerates)	80	28,338
Ross Stores, Inc. (Specialty Retail)	276	32,132
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	132	17,623
S&P Global, Inc. (Capital Markets)	188	51,333
Salesforce.com, Inc.* (Software)	680	110,595
SBA Communications Corp. (Equity Real Estate Investment Trusts)	86	20,725
Schlumberger, Ltd. (Energy Equipment & Services)	1,062	42,692
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	177	10,532
Sealed Air Corp. (Containers & Packaging)	120	4,780
Sempra Energy (Multi-Utilities)	215	32,568
ServiceNow, Inc.* (Software)	146	41,219
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	235	35,006
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	132	15,956
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	63	5,788
Snap-on, Inc. (Machinery)	41	6,945
Southwest Airlines Co. (Airlines)	363	19,595
Stanley Black & Decker, Inc. (Machinery)	117	19,392
Starbucks Corp. (Hotels, Restaurants & Leisure)	903	79,392
State Street Corp. (Capital Markets)	279	22,069
STERIS PLC (Health Care Equipment & Supplies)	65	9,907
Stryker Corp. (Health Care Equipment & Supplies)	247	51,855
SVB Financial Group* (Banks)	39	9,791
Synchrony Financial (Consumer Finance)	457	16,457
Synopsys, Inc.* (Software)	116	16,147
Sysco Corp. (Food & Staples Retailing)	392	33,532
T. Rowe Price Group, Inc. (Capital Markets)	179	21,809
Take-Two Interactive Software, Inc.* (Entertainment)	86	10,529
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	215	5,799
Target Corp. (Multiline Retail)	388	49,746
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	257	24,631
TechnipFMC PLC (Energy Equipment & Services)	326	6,989
Teleflex, Inc. (Health Care Equipment & Supplies)	36	13,552
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	716	91,856
Textron, Inc. (Aerospace & Defense)	177	7,894
The AES Corp. (Independent Power and Renewable Electricity Producers)	513	10,208
The Allstate Corp. (Insurance)	249	28,000
The Bank of New York Mellon Corp. (Capital Markets)	644	32,413
The Boeing Co. (Aerospace & Defense)	410	133,563
The Charles Schwab Corp. (Capital Markets)	877	41,710
The Clorox Co. (Household Products)	97	14,893

See accompanying notes to financial statements.

304 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
The Coca-Cola Co. (Beverages)	2,952	$163,394
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	37	11,888
The Estee Lauder Cos Inc/The—Class A (Personal Products)	170	35,111
The Gap, Inc. (Specialty Retail)	166	2,935
The Goldman Sachs Group, Inc. (Capital Markets)	245	56,333
The Hershey Co. (Food Products)	114	16,756
The Home Depot, Inc. (Specialty Retail)	835	182,348
The Interpublic Group of Cos., Inc. (Media)	301	6,953
The JM Smucker Co.—Class A (Food Products)	86	8,955
The Kraft Heinz Co. (Food Products)	479	15,390
The Kroger Co. (Food & Staples Retailing)	616	17,858
The Mosaic Co. (Chemicals)	272	5,886
The PNC Financial Services Group, Inc (Banks)	335	53,476
The Procter & Gamble Co. (Household Products)	1,909	238,434
The Progressive Corp. (Insurance)	449	32,503
The Sherwin-Williams Co. (Chemicals)	63	36,763
The Southern Co. (Electric Utilities)	804	51,215
The TJX Cos., Inc. (Specialty Retail)	930	56,786
The Travelers Cos., Inc. (Insurance)	198	27,116
The Walt Disney Co. (Entertainment)	1,381	199,734
The Western Union Co. (IT Services)	324	8,677
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	932	22,107
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	308	100,060
Tiffany & Co. (Specialty Retail)	82	10,959
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	243	19,056
Tractor Supply Co. (Specialty Retail)	90	8,410
TransDigm Group, Inc. (Aerospace & Defense)	37	20,720
Truist Financial Corp. (Banks)	1,027	57,841
Twitter, Inc.* (Interactive Media & Services)	596	19,102
Tyson Foods, Inc.—Class A (Food Products)	226	20,575
U.S. Bancorp (Banks)	1,090	64,626
UDR, Inc. (Equity Real Estate Investment Trusts)	226	10,554
Ulta Beauty, Inc.* (Specialty Retail)	44	11,138
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	148	3,197
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	152	2,915
Union Pacific Corp. (Road & Rail)	531	95,999
United Airlines Holdings , Inc.* (Airlines)	167	14,711
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	537	62,860
United Rentals, Inc.* (Trading Companies & Distributors)	57	9,506
United Technologies Corp. (Aerospace & Defense)	622	93,152
UnitedHealth Group, Inc. (Health Care Providers & Services)	725	213,136
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	63	9,038
Unum Group (Insurance)	159	4,636
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	316	29,593
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	71	10,083
Ventas, Inc. (Equity Real Estate Investment Trusts)	286	16,514
VeriSign, Inc.* (IT Services)	78	15,029
Verisk Analytics, Inc.—Class A (Professional Services)	126	18,817
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,166	194,392
Vertex Pharmaceuticals, Inc.* (Biotechnology)	196	42,914
VF Corp. (Textiles, Apparel & Luxury Goods)	250	24,915
ViacomCBS, Inc.—Class B (Media)	416	17,460
Visa, Inc.—Class A (IT Services)	1,312	246,524
Vornado Realty Trust (Equity Real Estate Investment Trusts)	121	8,047
Vulcan Materials Co. (Construction Materials)	99	14,255
W.R. Berkley Corp. (Insurance)	112	7,739
W.W. Grainger, Inc. (Trading Companies & Distributors)	33	11,171
Wabtec Corp. (Machinery)	139	10,814
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	575	33,902
Walmart, Inc. (Food & Staples Retailing)	1,086	129,060
Waste Management, Inc. (Commercial Services & Supplies)	300	34,188
Waters Corp.* (Life Sciences Tools & Services)	49	11,449
WEC Energy Group, Inc. (Multi-Utilities)	241	22,227
WellCare Health Plans, Inc.* (Health Care Providers & Services)	39	12,878
Wells Fargo & Co. (Banks)	2,949	158,656
Welltower, Inc. (Equity Real Estate Investment Trusts)	311	25,434
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	228	14,471
WestRock Co. (Containers & Packaging)	199	8,539
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	574	17,335
Whirlpool Corp. (Household Durables)	49	7,229
Willis Towers Watson PLC (Insurance)	98	19,790
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	75	10,415
Xcel Energy, Inc. (Electric Utilities)	402	25,523
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	144	5,309
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	192	18,772
Xylem, Inc (Machinery)	138	10,873
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	231	23,269
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	41	10,473
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	159	23,799
Zions Bancorp NA (Banks)	132	6,853
Zoetis, Inc. (Pharmaceuticals)	364	48,175
TOTAL COMMON STOCKS (Cost $14,961,747)		20,489,046

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 305

Repurchase Agreements(c)(d) (17.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $5,363,400	$5,363,000	$5,363,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,363,000)		5,363,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(e)	5,437	$5,437
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(e)	1,886	1,886
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(e)	607	607
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,930)		7,930
TOTAL INVESTMENT SECURITIES (Cost $20,332,677)—85.4%		25,859,976
Net other assets (liabilities)—14.6%		4,426,888
NET ASSETS—100.0%		$30,286,864

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $7,870.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $2,981,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	1/27/20	2.18%	$6,015,987	$(26,268)
SPDR S&P 500 ETF	Goldman Sachs International	1/27/20	2.08%	2,637,142	(18,733)
				$8,653,129	$(45,001)
S&P 500	UBS AG	1/27/20	2.13%	$22,055,572	$(27,673)
SPDR S&P 500 ETF	UBS AG	1/27/20	1.73%	8,398,941	(11,173)
				$30,454,513	$(38,846)
				$39,107,642	$(83,847)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

306 :: ProFund VP UltraBull :: Financial Statements

ProFund VP UltraBull invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$499,053	1.7%
Air Freight & Logistics	109,115	0.4%
Airlines	75,097	0.2%
Auto Components	25,512	0.1%
Automobiles	67,542	0.2%
Banks	1,154,046	3.8%
Beverages	369,468	1.3%
Biotechnology	409,714	1.4%
Building Products	55,493	0.2%
Capital Markets	551,466	1.8%
Chemicals	387,960	1.3%
Commercial Services & Supplies	83,911	0.3%
Communications Equipment	198,495	0.7%
Construction & Engineering	13,820	NM
Construction Materials	27,398	0.1%
Consumer Finance	137,625	0.5%
Containers & Packaging	73,420	0.2%
Distributors	20,394	0.1%
Diversified Consumer Services	3,592	NM
Diversified Financial Services	339,297	1.1%
Diversified Telecommunication Services	422,992	1.4%
Electric Utilities	417,591	1.3%
Electrical Equipment	100,658	0.3%
Electronic Equipment, Instruments & Components	117,009	0.4%
Energy Equipment & Services	90,391	0.3%
Entertainment	385,220	1.3%
Equity Real Estate Investment Trusts	584,271	1.9%
Food & Staples Retailing	313,991	1.0%
Food Products	234,754	0.8%
Gas Utilities	10,291	NM
Health Care Equipment & Supplies	732,913	2.4%
Health Care Providers & Services	589,241	1.9%
Health Care Technology	17,687	0.1%
Hotels, Restaurants & Leisure	382,289	1.3%
Household Durables	76,015	0.3%
Household Products	347,817	1.1%
Independent Power and Renewable Electricity Producers	17,880	0.1%
Industrial Conglomerates	277,630	0.9%
Insurance	473,321	1.6%
Interactive Media & Services	1,012,747	3.2%
Internet & Direct Marketing Retail	682,163	2.2%
IT Services	1,105,601	3.7%
Leisure Products	10,350	NM
Life Sciences Tools & Services	211,944	0.7%
Machinery	329,780	1.1%
Media	291,371	1.0%
Metals & Mining	55,159	0.2%
Multiline Retail	110,714	0.4%
Multi-Utilities	218,608	0.7%
Oil, Gas & Consumable Fuels	801,679	2.6%
Personal Products	37,699	0.1%
Pharmaceuticals	947,146	3.1%
Professional Services	66,222	0.2%
Real Estate Management & Development	15,752	0.1%
Road & Rail	206,635	0.7%
Semiconductors & Semiconductor Equipment	866,889	2.9%
Software	1,447,733	4.7%
Specialty Retail	458,769	1.5%
Technology Hardware, Storage & Peripherals	1,019,171	3.4%
Textiles, Apparel & Luxury Goods	152,582	0.5%
Tobacco	172,898	0.6%
Trading Companies & Distributors	37,046	0.1%
Water Utilities	16,953	0.1%
Wireless Telecommunication Services	19,056	0.1%
Other**	9,797,818	32.3%
Total	$30,286,864	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 307

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$20,332,677
Securities, at value(a)	20,496,976
Repurchase agreements, at value	5,363,000
Total Investment Securities, at value	25,859,976
Dividends and interest receivable	18,938
Receivable for capital shares issued	14,811,309
Receivable for investments sold	8,081
Prepaid expenses	2,441
TOTAL ASSETS	40,700,745
LIABILITIES:
Payable for investments purchased	10,038,221
Payable for capital shares redeemed	212,351
Cash overdraft	7,358
Payable for collateral for securities loaned	7,930
Unrealized depreciation on swap agreements	83,847
Advisory fees payable	19,227
Management services fees payable	2,564
Administration fees payable	2,116
Administrative services fees payable	6,090
Distribution fees payable	8,872
Trustee fees payable	10
Transfer agency fees payable	2,863
Fund accounting fees payable	1,330
Compliance services fees payable	167
Other accrued expenses	20,935
TOTAL LIABILITIES	10,413,881
NET ASSETS	$30,286,864
NET ASSETS CONSIST OF:
Capital	$23,680,470
Total distributable earnings (loss)	6,606,394
NET ASSETS	$30,286,864
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,868,518
Net Asset Value (offering and redemption price per share)	$16.21
(a) Includes securities on loan valued at:	$7,870

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$296,138
Interest	250,740
Income from securities lending	103
TOTAL INVESTMENT INCOME	546,981
EXPENSES:
Advisory fees	202,020
Management services fees	26,936
Administration fees	23,533
Transfer agency fees	17,754
Administrative services fees	41,090
Distribution fees	67,340
Custody fees	5,723
Fund accounting fees	14,901
Trustee fees	549
Compliance services fees	455
Other fees	36,684
TOTAL NET EXPENSES	436,985
NET INVESTMENT INCOME (LOSS)	109,996
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,736,262
Net realized gains (losses) on futures contracts	1,013,826
Net realized gains (losses) on swap agreements	8,215,085
Change in net unrealized appreciation/depreciation on investment securities	1,949,762
Change in net unrealized appreciation/depreciation on futures contracts	152,942
Change in net unrealized appreciation/depreciation on swap agreements	(182,778)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	12,885,099
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,995,095

See accompanying notes to financial statements.

308 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$109,996	$113,109
Net realized gains (losses) on investments	10,965,173	(8,648,243)
Change in net unrealized appreciation/depreciation on investments	1,919,926	(2,790,418)
Change in net assets resulting from operations	12,995,095	(11,325,552)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(111,007)	(11,077,999)
Change in net assets resulting from distributions	(111,007)	(11,077,999)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,022,129,393	1,446,249,207
Distributions reinvested	39,713	3,186,175
Value of shares redeemed	(1,028,231,682)	(1,438,561,232)
Change in net assets resulting from capital transactions	(6,062,576)	10,874,150
Change in net assets	6,821,512	(11,529,401)

NET ASSETS:
Beginning of period	23,465,352	34,994,753
End of period	$30,286,864	$23,465,352

SHARE TRANSACTIONS:
Issued	75,986,925	107,058,368
Reinvested	3,043	252,270
Redeemed	(76,433,280)	(107,368,357)
Change in shares	(443,312)	(57,719)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraBull :: 309

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$10.15	$14.77	$13.48	$13.96	$16.50

Investment Activities:
Net investment income (loss)(a)	0.05	0.05	(0.02)	(0.03)	(0.05)
Net realized and unrealized gains (losses) on investments	6.05	(1.77)	5.18	2.49	(0.27)
Total income (loss) from investment activities	6.10	(1.72)	5.16	2.46	(0.32)

Distributions to Shareholders From:
Net investment income	(0.04)	—	—	—	—
Net realized gains on investments	—	(2.90)	(3.87)	(2.94)	(2.22)
Total distributions	(0.04)	(2.90)	(3.87)	(2.94)	(2.22)

Net Asset Value, End of Period	$16.21	$10.15	$14.77	$13.48	$13.96

Total Return	60.17%	(15.50)%	41.02%	18.60%	(2.88)%

Ratios to Average Net Assets:
Gross expenses	1.62%	1.53%	1.60%	1.68%	1.68%
Net expenses	1.62%	1.53%	1.60%	1.68%	1.68%
Net investment income (loss)	0.41%	0.37%	(0.12)%	(0.20)%	(0.35)%

Supplemental Data:
Net assets, end of period (000's)	$30,287	$23,465	$34,995	$53,752	$28,680
Portfolio turnover rate(b)	2,393%	3,297%	2,993%	2,888%	2,578%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

310 :: ProFund VP UltraMid-Cap :: Management Discussion of Fund Performance

ProFund VP UltraMid-Cap (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P MidCap 400® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index rises. For the year ended December 31, 2019, the Fund had a total return of 47.79%. For the same period, the Index had a total return of 26.20%1 and a volatility of 14.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP UltraMid-Cap	47.79%	11.81%	19.40%
S&P MidCap 400®	26.20%	9.03%	12.72%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraMid-Cap	1.68%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Futures Contracts	4%
Swap Agreements	129%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Teledyne Technologies, Inc.	0.5%
Domino's Pizza, Inc.	0.4%
Tyler Technologies, Inc.	0.4%
Alleghany Corp.	0.4%
Teradyne, Inc.	0.4%

S&P MidCap 400® – Composition

% of Index
Financials	17%
Industrials	16%
Information Technology	15%
Consumer Discretionary	13%
Real Estate	11%
Health Care	10%
Materials	6%
Utilities	5%
Consumer Staples	3%
Energy	2%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraMid-Cap :: 311

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (66.6%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	363	$20,731
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	479	15,912
ACI Worldwide, Inc.* (Software)	626	23,716
Acuity Brands, Inc. (Electrical Equipment)	215	29,670
Adient PLC* (Auto Components)	472	10,030
Adtalem Global Education, Inc.* (Diversified Consumer Services)	293	10,246
AECOM* (Construction & Engineering)	851	36,704
Affiliated Managers Group, Inc. (Capital Markets)	267	22,626
AGCO Corp. (Machinery)	340	26,265
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	368	7,713
Alleghany Corp.* (Insurance)	78	62,367
Allegheny Technologies, Inc.* (Metals & Mining)	684	14,131
ALLETE, Inc. (Electric Utilities)	280	22,728
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	880	8,637
AMC Networks, Inc.*—Class A (Media)	239	9,441
Amedisys, Inc.* (Health Care Providers & Services)	175	29,211
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	744	34,990
American Eagle Outfitters, Inc. (Specialty Retail)	861	12,657
American Financial Group, Inc. (Insurance)	406	44,518
Antero Midstream Corp.(a) (Oil, Gas & Consumable Fuels)	1,610	12,220
Apergy Corp.* (Energy Equipment & Services)	419	14,154
AptarGroup, Inc. (Containers & Packaging)	346	40,005
Aqua America, Inc. (Water Utilities)	1,169	54,873
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	441	37,370
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	542	34,379
ASGN, Inc.* (Professional Services)	287	20,368
Ashland Global Holdings, Inc. (Chemicals)	326	24,949
Associated Banc-Corp. (Banks)	863	19,021
AutoNation, Inc.* (Specialty Retail)	319	15,513
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	260	8,762
Avis Budget Group, Inc.* (Road & Rail)	308	9,930
Avnet, Inc. (Electronic Equipment, Instruments & Components)	546	23,172
Axon Enterprise, Inc.* (Aerospace & Defense)	321	23,523
BancorpSouth Bank (Banks)	519	16,302
Bank of Hawaii Corp. (Banks)	218	20,745
Bank OZK (Banks)	655	19,981
Bed Bath & Beyond, Inc. (Specialty Retail)	686	11,868
Belden, Inc. (Electronic Equipment, Instruments & Components)	209	11,495
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	117	43,294
Bio-Techne Corp. (Life Sciences Tools & Services)	207	45,438
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	662	15,054
Black Hills Corp. (Multi-Utilities)	333	26,154
Blackbaud, Inc. (Software)	267	21,253
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	433	12,964
Brighthouse Financial, Inc.* (Insurance)	591	23,185
Brinker International, Inc. (Hotels, Restaurants & Leisure)	202	8,484
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,614	34,879
Brown & Brown, Inc. (Insurance)	1,266	49,982
Brunswick Corp. (Leisure Products)	442	26,511
Cable One, Inc. (Media)	27	40,190
Cabot Corp. (Chemicals)	308	14,636
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	157	22,658
CACI International, Inc.*—Class A (IT Services)	135	33,749
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	3,024	41,127
Camden Property Trust (Equity Real Estate Investment Trusts)	525	55,703
Cantel Medical Corp. (Health Care Equipment & Supplies)	203	14,393
Carlisle Cos., Inc. (Industrial Conglomerates)	307	49,685
Carpenter Technology Corp. (Metals & Mining)	259	12,893
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	239	26,132
Casey's General Stores, Inc. (Food & Staples Retailing)	200	31,798
Catalent, Inc.* (Pharmaceuticals)	792	44,589
Cathay General Bancorp (Banks)	410	15,601
CDK Global, Inc. (Software)	657	35,925
Ceridian HCM Holding, Inc.* (Software)	546	37,062
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	264	40,329
Chemed Corp. (Health Care Providers & Services)	87	38,216
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	6,352	5,244
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	172	17,790
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	192	26,342
Ciena Corp.* (Communications Equipment)	838	35,775
Cinemark Holdings, Inc. (Entertainment)	578	19,565
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	314	25,877
Clean Harbors, Inc.* (Commercial Services & Supplies)	278	23,839
CNO Financial Group, Inc. (Insurance)	819	14,848
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,012	8,956
Cognex Corp. (Electronic Equipment, Instruments & Components)	926	51,893
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	130	21,626
Colfax Corp.* (Machinery)	452	16,444

See accompanying notes to financial statements.

312  :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	157	$15,730
Commerce Bancshares, Inc. (Banks)	562	38,182
Commercial Metals Co. (Metals & Mining)	643	14,320
CommVault Systems, Inc.* (Software)	228	10,178
Compass Minerals International, Inc. (Metals & Mining)	183	11,156
Core Laboratories N.V. (Energy Equipment & Services)	241	9,078
Corecivic, Inc. (Equity Real Estate Investment Trusts)	645	11,210
CoreLogic, Inc.* (IT Services)	431	18,839
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	204	22,872
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	607	17,834
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	795	32,754
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	130	19,986
Crane Co. (Machinery)	276	23,841
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	584	26,952
Cullen/Frost Bankers, Inc. (Banks)	308	30,116
Curtiss-Wright Corp. (Aerospace & Defense)	231	32,546
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,000	46,660
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	613	40,109
Dana, Inc. (Auto Components)	780	14,196
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	152	25,667
Delphi Technologies PLC* (Auto Components)	468	6,004
Deluxe Corp. (Commercial Services & Supplies)	228	11,382
Dick's Sporting Goods, Inc. (Specialty Retail)	345	17,074
Dillard's, Inc.(a)—Class A (Multiline Retail)	53	3,894
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	221	64,926
Domtar Corp. (Paper & Forest Products)	310	11,854
Donaldson Co., Inc. (Machinery)	685	39,470
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	893	39,203
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	449	33,917
Dycom Industries, Inc.* (Construction & Engineering)	170	8,016
Eagle Materials, Inc. (Construction Materials)	226	20,489
East West Bancorp, Inc. (Banks)	789	38,424
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	208	27,595
Eaton Vance Corp. (Capital Markets)	613	28,621
Edgewell Personal Care Co.* (Personal Products)	294	9,102
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	353	21,053
EMCOR Group, Inc. (Construction & Engineering)	304	26,235
Encompass Health Corp. (Health Care Providers & Services)	534	36,990
Energizer Holdings, Inc. (Household Products)	348	17,477
EnerSys (Electrical Equipment)	229	17,136
EPR Properties (Equity Real Estate Investment Trusts)	426	30,093
EQT Corp. (Oil, Gas & Consumable Fuels)	1,386	15,107
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,105	14,763
Etsy, Inc.* (Internet & Direct Marketing Retail)	642	28,440
Evercore Partners, Inc.—Class A (Capital Markets)	212	15,849
Exelixis, Inc.* (Biotechnology)	1,647	29,020
F.N.B. Corp. (Banks)	1,761	22,365
FactSet Research Systems, Inc. (Capital Markets)	206	55,270
Fair Isaac Corp.* (Software)	157	58,825
Federated Investors, Inc.—Class B (Capital Markets)	520	16,947
First American Financial Corp. (Insurance)	609	35,517
First Financial Bankshares, Inc. (Banks)	736	25,834
First Horizon National Corp. (Banks)	1,686	27,920
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	688	28,559
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	411	23,000
FirstCash, Inc. (Consumer Finance)	231	18,626
Five Below, Inc.* (Specialty Retail)	301	38,485
Flowers Foods, Inc. (Food Products)	1,043	22,675
Fluor Corp. (Construction & Engineering)	759	14,330
Foot Locker, Inc. (Specialty Retail)	579	22,575
FTI Consulting, Inc.* (Professional Services)	204	22,575
Fulton Financial Corp. (Banks)	889	15,495
GATX Corp. (Trading Companies & Distributors)	190	15,742
Gentex Corp. (Auto Components)	1,370	39,703
Genworth Financial, Inc.*—Class A (Insurance)	2,726	11,994
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	417	24,553
Graco, Inc. (Machinery)	903	46,955
Graham Holdings Co.—Class B (Diversified Consumer Services)	23	14,697
Grand Canyon Education, Inc.* (Diversified Consumer Services)	261	25,001
Green Dot Corp.*—Class A (Consumer Finance)	257	5,988
Greif, Inc.—Class A (Containers & Packaging)	142	6,276
GrubHub, Inc.* (Internet & Direct Marketing Retail)	495	24,077
Haemonetics Corp.* (Health Care Equipment & Supplies)	274	31,483
Hancock Whitney Corp. (Banks)	472	20,711
Hawaiian Electric Industries, Inc. (Electric Utilities)	591	27,694
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	724	24,160
Healthcare Services Group, Inc. (Commercial Services & Supplies)	401	9,752
HealthEquity, Inc.* (Health Care Providers & Services)	384	28,443
Helen of Troy, Ltd.* (Household Durables)	136	24,451
Herman Miller, Inc. (Commercial Services & Supplies)	320	13,328
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	562	27,487

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 313

Common Stocks, continued

	Shares	Value
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	361	$40,984
HNI Corp. (Commercial Services & Supplies)	232	8,691
Home BancShares, Inc. (Banks)	841	16,534
Hubbell, Inc. (Electrical Equipment)	294	43,459
ICU Medical, Inc.* (Health Care Equipment & Supplies)	104	19,460
IDACORP, Inc. (Electric Utilities)	273	29,156
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	472	15,892
Ingevity Corp.* (Chemicals)	227	19,835
Ingredion, Inc. (Food Products)	361	33,554
Insperity, Inc. (Professional Services)	204	17,552
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	386	22,496
Interactive Brokers Group, Inc.—Class A (Capital Markets)	415	19,347
InterDigital, Inc. (Communications Equipment)	168	9,154
International Bancshares Corp. (Banks)	311	13,395
ITT, Inc. (Machinery)	475	35,107
j2 Global, Inc. (Software)	251	23,521
Jabil, Inc. (Electronic Equipment, Instruments & Components)	752	31,080
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	128	9,988
Janus Henderson Group PLC (Capital Markets)	842	20,587
JBG Smith Properties (Equity Real Estate Investment Trusts)	639	25,490
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,364	29,149
JetBlue Airways Corp.* (Airlines)	1,564	29,278
John Wiley & Sons, Inc.—Class A (Media)	237	11,499
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	279	48,571
KAR Auction Services, Inc. (Commercial Services & Supplies)	697	15,188
KB Home (Household Durables)	464	15,901
KBR, Inc. (IT Services)	768	23,424
Kemper Corp. (Insurance)	340	26,350
Kennametal, Inc. (Machinery)	449	16,564
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	528	44,299
Kirby Corp.* (Marine)	325	29,097
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	665	23,834
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	466	41,595
Lancaster Colony Corp. (Food Products)	108	17,291
Landstar System, Inc. (Road & Rail)	214	24,367
Lear Corp. (Auto Components)	298	40,886
Legg Mason, Inc. (Capital Markets)	442	15,872
LendingTree, Inc.* (Thrifts & Mortgage Finance)	42	12,744
Lennox International, Inc. (Building Products)	189	46,110
Liberty Property Trust (Equity Real Estate Investment Trusts)	855	51,343
Life Storage, Inc. (Equity Real Estate Investment Trusts)	253	27,395
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	96	10,012
Lincoln Electric Holdings, Inc. (Machinery)	331	32,018
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	132	25,252
LivaNova PLC* (Health Care Equipment & Supplies)	262	19,763
LiveRamp Holdings, Inc.* (IT Services)	367	17,642
LogMeIn, Inc. (Software)	264	22,635
Louisiana-Pacific Corp. (Paper & Forest Products)	636	18,871
Lumentum Holdings, Inc.* (Communications Equipment)	418	33,147
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	491	11,357
Manhattan Associates, Inc.* (Software)	346	27,594
ManpowerGroup, Inc. (Professional Services)	320	31,072
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	202	26,010
Masimo Corp.* (Health Care Equipment & Supplies)	266	42,044
MasTec, Inc.* (Construction & Engineering)	327	20,980
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	594	10,674
Mattel, Inc.* (Leisure Products)	1,879	25,460
MAXIMUS, Inc. (IT Services)	347	25,813
MDU Resources Group, Inc. (Multi-Utilities)	1,085	32,235
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,803	59,172
MEDNAX, Inc.* (Health Care Providers & Services)	457	12,700
Mercury General Corp. (Insurance)	147	7,163
Mercury Systems, Inc.* (Aerospace & Defense)	301	20,802
Meredith Corp. (Media)	218	7,078
Minerals Technologies, Inc. (Chemicals)	189	10,892
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	295	32,453
Molina Healthcare, Inc.* (Health Care Providers & Services)	340	46,134
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	219	38,986
MSA Safety, Inc. (Commercial Services & Supplies)	193	24,387
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	244	19,146
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	809	21,681
Murphy USA, Inc.* (Specialty Retail)	156	18,252
National Fuel Gas Co. (Gas Utilities)	467	21,734
National Instruments Corp. (Electronic Equipment, Instruments & Components)	638	27,013
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	929	49,813
Navient Corp. (Consumer Finance)	1,055	14,432
NCR Corp.* (Technology Hardware, Storage & Peripherals)	691	24,296
Nektar Therapeutics* (Pharmaceuticals)	953	20,571
NetScout Systems, Inc.* (Communications Equipment)	357	8,593
New Jersey Resources Corp. (Gas Utilities)	517	23,043
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,532	30,435
NewMarket Corp. (Chemicals)	40	19,461
Nordson Corp. (Machinery)	277	45,107

See accompanying notes to financial statements.

314  :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
NorthWestern Corp. (Multi-Utilities)	274	$19,638
NOW, Inc.* (Trading Companies & Distributors)	590	6,632
Nu Skin Enterprises, Inc.—Class A (Personal Products)	301	12,335
NuVasive, Inc.* (Health Care Equipment & Supplies)	282	21,810
nVent Electric PLC (Electrical Equipment)	842	21,538
OGE Energy Corp. (Electric Utilities)	1,085	48,250
O-I Glass, Inc. (Containers & Packaging)	845	10,081
Old Republic International Corp. (Insurance)	1,546	34,584
Olin Corp. (Chemicals)	866	14,939
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	296	19,332
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,184	50,142
ONE Gas, Inc. (Gas Utilities)	286	26,761
Oshkosh Corp. (Machinery)	368	34,831
Owens Corning (Building Products)	589	38,356
PacWest Bancorp (Banks)	649	24,837
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	120	7,578
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,297	33,553
Patterson Cos., Inc. (Health Care Providers & Services)	466	9,544
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,055	11,078
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	551	17,285
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	708	18,981
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	591	15,106
Penumbra, Inc.* (Health Care Equipment & Supplies)	174	28,583
Perspecta, Inc. (IT Services)	745	19,698
Pilgrim's Pride Corp.* (Food Products)	284	9,291
Pinnacle Financial Partners, Inc. (Banks)	390	24,960
PNM Resources, Inc. (Electric Utilities)	432	21,907
Polaris, Inc. (Leisure Products)	311	31,629
PolyOne Corp. (Chemicals)	417	15,341
Pool Corp. (Distributors)	217	46,086
Post Holdings, Inc.* (Food Products)	360	39,275
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	364	15,750
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	343	38,124
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	272	11,016
Primerica, Inc. (Insurance)	224	29,245
Prosperity Bancshares, Inc. (Banks)	512	36,808
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	109	17,971
PTC, Inc.* (Software)	563	42,163
Rayonier, Inc. (Equity Real Estate Investment Trusts)	701	22,965
Regal Beloit Corp. (Electrical Equipment)	221	18,920
Reinsurance Group of America, Inc. (Insurance)	339	55,278
Reliance Steel & Aluminum Co. (Metals & Mining)	360	43,114
RenaissanceRe Holdings, Ltd. (Insurance)	239	46,849
Repligen Corp.* (Biotechnology)	254	23,495
Resideo Technologies, Inc.* (Building Products)	667	7,957
RH* (Specialty Retail)	102	21,777
RLI Corp. (Insurance)	216	19,444
Royal Gold, Inc. (Metals & Mining)	355	43,398
RPM International, Inc. (Chemicals)	703	53,961
Ryder System, Inc. (Road & Rail)	289	15,696
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,049	22,386
Sabre Corp. (IT Services)	1,483	33,279
Sally Beauty Holdings, Inc.* (Specialty Retail)	631	11,516
Sanderson Farms, Inc. (Food Products)	107	18,856
Science Applications International Corp. (IT Services)	266	23,147
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	293	7,847
SEI Investments Co. (Capital Markets)	684	44,788
Selective Insurance Group, Inc. (Insurance)	321	20,926
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	359	18,991
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,290	10,888
Sensient Technologies Corp. (Chemicals)	229	15,135
Service Corp. International (Diversified Consumer Services)	990	45,570
Service Properties Trust (Equity Real Estate Investment Trusts)	892	21,702
Signature Bank (Banks)	293	40,026
Silgan Holdings, Inc. (Containers & Packaging)	420	13,054
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	234	27,139
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	426	19,217
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	725	31,313
SLM Corp. (Consumer Finance)	2,289	20,395
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	263	25,009
Sonoco Products Co. (Containers & Packaging)	542	33,452
Southwest Gas Holdings, Inc. (Gas Utilities)	296	22,487
Spire, Inc. (Gas Utilities)	276	22,994
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	540	26,557
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	640	12,384
Steel Dynamics, Inc. (Metals & Mining)	1,166	39,691
Stericycle, Inc.* (Commercial Services & Supplies)	493	31,459
Sterling Bancorp (Banks)	1,094	23,062
Stifel Financial Corp. (Capital Markets)	371	22,501
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	182	11,970
Syneos Health, Inc.* (Life Sciences Tools & Services)	337	20,043
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	221	28,465
Synovus Financial Corp. (Banks)	794	31,125
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	504	7,424

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 315

Common Stocks, continued

	Shares	Value
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	332	$10,322
TCF Financial Corp. (Banks)	831	38,890
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	192	27,571
TEGNA, Inc. (Media)	1,176	19,627
Teledyne Technologies, Inc.* (Aerospace & Defense)	197	68,268
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	530	13,478
Tempur Sealy International, Inc.* (Household Durables)	247	21,504
Tenet Healthcare Corp.* (Health Care Providers & Services)	563	21,411
Teradata Corp.* (IT Services)	609	16,303
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	908	61,917
Terex Corp. (Machinery)	355	10,572
Tetra Tech, Inc. (Commercial Services & Supplies)	296	25,503
Texas Capital Bancshares, Inc.* (Banks)	273	15,498
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	353	19,881
The Boston Beer Co., Inc.*—Class A (Beverages)	50	18,893
The Brink's Co. (Commercial Services & Supplies)	271	24,574
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	222	8,627
The Chemours Co. (Chemicals)	886	16,028
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	658	10,929
The Goodyear Tire & Rubber Co. (Auto Components)	1,260	19,599
The Hain Celestial Group, Inc.* (Food Products)	436	11,316
The Hanover Insurance Group, Inc. (Insurance)	214	29,247
The Macerich Co. (Equity Real Estate Investment Trusts)	597	16,071
The New York Times Co.—Class A (Media)	779	25,060
The Scotts Miracle-Gro Co.—Class A (Chemicals)	215	22,829
The Timken Co. (Machinery)	367	20,666
The Toro Co. (Machinery)	578	46,049
The Wendy's Co. (Hotels, Restaurants & Leisure)	997	22,143
Thor Industries, Inc.(a) (Automobiles)	299	22,213
Toll Brothers, Inc. (Household Durables)	700	27,657
Tootsie Roll Industries, Inc.(a) (Food Products)	90	3,073
Transocean, Ltd.* (Energy Equipment & Services)	3,117	21,445
TreeHouse Foods, Inc.* (Food Products)	304	14,744
Trex Co., Inc.* (Building Products)	316	28,402
TRI Pointe Group, Inc.* (Household Durables)	755	11,763
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,350	56,281
Trinity Industries, Inc. (Machinery)	532	11,784
TripAdvisor, Inc. (Interactive Media & Services)	569	17,286
Trustmark Corp. (Banks)	348	12,009
Tyler Technologies, Inc.* (Software)	211	63,304
UGI Corp. (Gas Utilities)	1,132	51,120
UMB Financial Corp. (Banks)	234	16,062
Umpqua Holdings Corp. (Banks)	1,193	21,116
United Bankshares, Inc. (Banks)	550	21,263
United States Steel Corp. (Metals & Mining)	922	10,520
United Therapeutics Corp.* (Biotechnology)	238	20,963
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	229	47,190
Urban Edge Properties (Equity Real Estate Investment Trusts)	625	11,988
Urban Outfitters, Inc.* (Specialty Retail)	382	10,608
Valley National Bancorp (Banks)	2,122	24,297
Valmont Industries, Inc. (Construction & Engineering)	116	17,374
Valvoline, Inc. (Chemicals)	1,020	21,838
ViaSat, Inc.* (Communications Equipment)	313	22,910
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	717	15,265
Visteon Corp.* (Auto Components)	151	13,075
Washington Federal, Inc. (Thrifts & Mortgage Finance)	425	15,576
Watsco, Inc. (Trading Companies & Distributors)	177	31,886
Webster Financial Corp. (Banks)	499	26,627
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	656	20,493
Werner Enterprises, Inc. (Road & Rail)	240	8,734
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	400	60,133
WEX, Inc.* (IT Services)	234	49,013
Williams-Sonoma, Inc. (Specialty Retail)	420	30,845
Wintrust Financial Corp. (Banks)	309	21,908
Woodward, Inc. (Machinery)	306	36,243
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	354	15,371
World Wrestling Entertainment, Inc.—Class A (Entertainment)	257	16,672
Worthington Industries, Inc. (Metals & Mining)	200	8,436
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,257	31,011
WW International, Inc.* (Diversified Consumer Services)	252	9,629
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	492	25,431
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	515	32,347
XPO Logistics, Inc.* (Air Freight & Logistics)	499	39,770
Yelp, Inc.* (Interactive Media & Services)	346	12,051
TOTAL COMMON STOCKS (Cost $5,272,081)		9,892,013

Repurchase Agreements(b)(c) (38.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $5,658,422	$5,658,000	$5,658,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,658,000)		5,658,000

See accompanying notes to financial statements.

316  :: ProFund VP UltraMid-Cap :: Financial Statements

Collateral for Securities Loaned (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(d)	34,248	$34,248
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(d)	11,878	11,878
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(d)	3,826	3,826
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $49,952)		49,952
TOTAL INVESTMENT SECURITIES (Cost $10,980,033)—104.9%		15,599,965
Net other assets (liabilities)—(4.9)%		(724,518)
NET ASSETS—100.0%		$14,875,447

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $49,419.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $2,938,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	3	3/23/20	$619,320	$7,060

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	1/27/20	2.08%	$8,542,530	$3,022
SPDR S&P MidCap 400 ETF	Goldman Sachs International	1/27/20	1.83%	2,924,502	(445)
				$11,467,032	$2,577
S&P MidCap 400	UBS AG	1/27/20	1.98%	$4,837,657	$2,508
SPDR S&P MidCap 400 ETF	UBS AG	1/27/20	1.93%	2,893,127	(1,096)
				$7,730,784	$1,412
Total unrealized appreciation on Swap Agreements					$5,530
Total unrealized (depreciation) on Swap Agreements					(1,541)
				$19,197,816	$3,989

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 317

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$145,139	1.0%
Air Freight & Logistics	39,770	0.3%
Airlines	29,278	0.2%
Auto Components	143,493	1.0%
Automobiles	22,213	0.1%
Banks	719,114	4.9%
Beverages	18,893	0.1%
Biotechnology	117,869	0.8%
Building Products	120,825	0.8%
Capital Markets	262,408	1.8%
Chemicals	249,844	1.7%
Commercial Services & Supplies	188,103	1.3%
Communications Equipment	109,579	0.7%
Construction & Engineering	123,639	0.8%
Construction Materials	20,489	0.1%
Consumer Finance	59,441	0.4%
Containers & Packaging	102,868	0.7%
Distributors	46,086	0.3%
Diversified Consumer Services	105,143	0.7%
Diversified Financial Services	29,149	0.2%
Electric Utilities	149,735	1.0%
Electrical Equipment	130,723	0.9%
Electronic Equipment, Instruments & Components	372,375	2.5%
Energy Equipment & Services	55,755	0.4%
Entertainment	36,237	0.2%
Equity Real Estate Investment Trusts	1,063,747	7.2%
Food & Staples Retailing	59,236	0.4%
Food Products	170,075	1.2%
Gas Utilities	168,139	1.1%
Health Care Equipment & Supplies	334,464	2.2%
Health Care Providers & Services	238,561	1.6%
Health Care Technology	8,637	0.1%
Hotels, Restaurants & Leisure	440,764	2.9%
Household Durables	101,276	0.7%
Household Products	17,477	0.1%
Industrial Conglomerates	49,685	0.3%
Insurance	511,497	3.4%
Interactive Media & Services	29,337	0.2%
Internet & Direct Marketing Retail	52,517	0.4%
IT Services	260,907	1.8%
Leisure Products	83,600	0.6%
Life Sciences Tools & Services	187,228	1.3%
Machinery	441,916	2.9%
Marine	29,097	0.2%
Media	112,895	0.8%
Metals & Mining	197,659	1.3%
Multiline Retail	23,226	0.2%
Multi-Utilities	78,027	0.5%
Oil, Gas & Consumable Fuels	152,312	1.0%
Paper & Forest Products	30,725	0.2%
Personal Products	21,437	0.1%
Pharmaceuticals	76,176	0.5%
Professional Services	91,567	0.6%
Real Estate Management & Development	48,571	0.3%
Road & Rail	82,561	0.6%
Semiconductors & Semiconductor Equipment	408,802	2.7%
Software	366,176	2.5%
Specialty Retail	231,901	1.5%
Technology Hardware, Storage & Peripherals	24,296	0.2%
Textiles, Apparel & Luxury Goods	98,842	0.7%
Thrifts & Mortgage Finance	58,755	0.4%
Trading Companies & Distributors	73,406	0.5%
Water Utilities	54,873	0.4%
Wireless Telecommunication Services	13,478	0.1%
Other**	4,983,434	33.4%
Total	$14,875,447	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

318  :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$10,980,033
Securities, at value(a)	9,941,965
Repurchase agreements, at value	5,658,000
Total Investment Securities, at value	15,599,965
Cash	876
Segregated cash balances for futures contracts with brokers	23,760
Dividends and interest receivable	13,910
Unrealized appreciation on swap agreements	5,530
Receivable for capital shares issued	159
Receivable for investments sold	1,494,458
Variation margin on futures contracts	450
Prepaid expenses	1,384
TOTAL ASSETS	17,140,492

LIABILITIES:
Payable for investments purchased	21,780
Payable for capital shares redeemed	2,147,614
Payable for collateral for securities loaned	49,952
Unrealized depreciation on swap agreements	1,541
Advisory fees payable	11,798
Management services fees payable	1,573
Administration fees payable	1,382
Administrative services fees payable	6,616
Distribution fees payable	5,181
Trustee fees payable	7
Transfer agency fees payable	1,953
Fund accounting fees payable	887
Compliance services fees payable	105
Other accrued expenses	14,656
TOTAL LIABILITIES	2,265,045
NET ASSETS	$14,875,447
NET ASSETS CONSIST OF:
Capital	$8,046,663
Total distributable earnings (loss)	6,828,784
NET ASSETS	$14,875,447
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	241,847
Net Asset Value (offering and redemption price per share)	$61.51
(a) Includes securities on loan valued at:	$49,419

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$182,017
Interest	149,790
Foreign tax withholding	(90)
Income from securities lending	652
TOTAL INVESTMENT INCOME	332,369

EXPENSES:
Advisory fees	138,856
Management services fees	18,514
Administration fees	15,850
Transfer agency fees	12,146
Administrative services fees	48,986
Distribution fees	46,285
Custody fees	3,509
Fund accounting fees	10,355
Trustee fees	414
Compliance services fees	249
Other fees	22,355
Total Gross Expenses before reductions	317,519
Expenses reduced and reimbursed by the Advisor	(6,141)
TOTAL NET EXPENSES	311,378
NET INVESTMENT INCOME (LOSS)	20,991
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,155,542
Net realized gains (losses) on futures contracts	413,309
Net realized gains (losses) on swap agreements	4,720,784
Change in net unrealized appreciation/depreciation on investment securities	1,196,035
Change in net unrealized appreciation/depreciation on futures contracts	143,696
Change in net unrealized appreciation/depreciation on swap agreements	(142,026)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,487,340
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,508,331

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 319

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$20,991	$(23,594)
Net realized gains (losses) on investments	6,289,635	(2,263,145)
Change in net unrealized appreciation/depreciation on investments	1,197,705	(3,654,231)
Change in net assets resulting from operations	7,508,331	(5,940,970)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(5,729,395)
Change in net assets resulting from distributions	—	(5,729,395)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	292,907,167	515,633,226
Distributions reinvested	—	5,729,395
Value of shares redeemed	(300,215,784)	(520,831,158)
Change in net assets resulting from capital transactions	(7,308,617)	531,463
Change in net assets	199,714	(11,138,902)

NET ASSETS:
Beginning of period	14,675,733	25,814,635
End of period	$14,875,447	$14,675,733

SHARE TRANSACTIONS:
Issued	5,451,741	7,979,613
Reinvested	—	93,679
Redeemed	(5,562,515)	(8,044,585)
Change in shares	(110,774)	28,707

See accompanying notes to financial statements.

320  :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$41.62	$79.70	$68.60	$49.75	$61.87

Investment Activities:
Net investment income (loss)(a)	0.06	(0.06)	(0.32)	(0.28)	(0.44)
Net realized and unrealized gains (losses) on investments	19.83	(13.41)	19.39	19.13	(4.14)
Total income (loss) from investment activities	19.89	(13.47)	19.07	18.85	(4.58)

Distributions to Shareholders From:
Net realized gains on investments	—	(24.61)	(7.97)	—	(7.54)

Net Asset Value, End of Period	$61.51	$41.62	$79.70	$68.60	$49.75

Total Return	47.79%	(26.77)%	28.86%	37.91%	(9.15)%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.68%	1.68%	1.68%	1.68%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.11%	(0.10)%	(0.43)%	(0.50)%	(0.75)%

Supplemental Data:
Net assets, end of period (000's)	$14,875	$14,676	$25,815	$37,569	$27,041
Portfolio turnover rate(b)	603%	617%	594%	547%	463%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraNasdaq-100 :: 321

ProFund VP UltraNasdaq-100 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation, not for longer periods. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for longer periods will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index rises. For the year ended December 31, 2019, the Fund had a total return of 79.66%. For the same period, the Index had a total return of 39.46%1 and a volatility of 16.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraNasdaq-100 from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP UltraNasdaq-100	79.66%	27.52%	30.80%
Nasdaq-100® Index	39.46%	16.91%	18.07%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraNasdaq-100	1.71%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Futures Contracts	21%
Swap Agreements	117%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	5.0%
Facebook, Inc.	2.7%

Nasdaq-100® Index – Composition

% of Index
Information Technology	47%
Communication Services	21%
Consumer Discretionary	15%
Health Care	7%
Consumer Staples	6%
Industrials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

322  :: ProFund VP UltraNasdaq-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (60.8%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	6,335	$376,426
Adobe, Inc.* (Software)	3,992	1,316,601
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,184	421,178
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,825	197,374
Align Technology, Inc.* (Health Care Equipment & Supplies)	650	181,376
Alphabet, Inc.*—Class A (Interactive Media & Services)	2,222	2,976,125
Alphabet, Inc.*—Class C (Interactive Media & Services)	2,221	2,969,521
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,205	5,922,328
American Airlines Group, Inc. (Airlines)	3,612	103,592
Amgen, Inc. (Biotechnology)	4,900	1,181,244
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,037	360,917
ANSYS, Inc.* (Software)	694	178,643
Apple, Inc. (Technology Hardware, Storage & Peripherals)	28,725	8,435,096
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,618	465,003
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	611	180,819
Autodesk, Inc.* (Software)	1,811	332,246
Automatic Data Processing, Inc. (IT Services)	3,568	608,344
Baidu, Inc.*ADR (Interactive Media & Services)	2,280	288,192
Biogen, Inc.* (Biotechnology)	1,488	441,534
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,481	125,219
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	345	708,537
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,271	1,033,701
Cadence Design Systems, Inc.* (Software)	2,314	160,499
CDW Corp. (Electronic Equipment, Instruments & Components)	1,185	169,265
Cerner Corp. (Health Care Technology)	2,590	190,080
Charter Communications, Inc.*—Class A (Media)	1,771	859,077
Check Point Software Technologies, Ltd.* (Software)	1,255	139,255
Cintas Corp. (Commercial Services & Supplies)	854	229,794
Cisco Systems, Inc. (Communications Equipment)	34,984	1,677,833
Citrix Systems, Inc. (Software)	1,074	119,107
Cognizant Technology Solutions Corp. (IT Services)	4,516	280,082
Comcast Corp.—Class A (Media)	37,438	1,683,586
Copart, Inc.* (Commercial Services & Supplies)	1,917	174,332
CoStar Group, Inc.* (Professional Services)	302	180,687
Costco Wholesale Corp. (Food & Staples Retailing)	3,643	1,070,750
CSX Corp. (Road & Rail)	6,452	466,867
Dollar Tree, Inc.* (Multiline Retail)	1,952	183,586
eBay, Inc. (Internet & Direct Marketing Retail)	6,709	242,262
Electronic Arts, Inc.* (Entertainment)	2,408	258,884
Exelon Corp. (Electric Utilities)	8,017	365,495
Expedia Group, Inc. (Internet & Direct Marketing Retail)	1,149	124,253
Facebook, Inc.*—Class A (Interactive Media & Services)	15,557	3,193,074
Fastenal Co. (Trading Companies & Distributors)	4,730	174,774
Fiserv, Inc.* (IT Services)	5,607	648,337
Fox Corp.—Class A (Media)	2,923	108,356
Fox Corp.—Class B (Media)	2,195	79,898
Gilead Sciences, Inc. (Biotechnology)	10,433	677,936
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	707	184,619
Illumina, Inc.* (Life Sciences Tools & Services)	1,212	402,069
Incyte Corp.* (Biotechnology)	1,776	155,080
Intel Corp. (Semiconductors & Semiconductor Equipment)	35,872	2,146,940
Intuit, Inc. (Software)	2,147	562,363
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	953	563,366
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,644	269,298
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,301	231,799
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,196	349,710
Liberty Global PLC*—Class A (Media)	1,497	34,042
Liberty Global PLC*—Class C (Media)	3,618	78,854
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,015	235,145
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,696	408,255
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,232	137,290
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	410	234,495
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,971	206,403
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	9,129	490,958
Microsoft Corp. (Software)	49,318	7,777,448
Mondelez International, Inc.—Class A (Food Products)	11,874	654,020
Monster Beverage Corp.* (Beverages)	4,434	281,781
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,882	117,155
Netease.com, Inc.ADR (Entertainment)	602	184,597

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 323

Common Stocks, continued

	Shares	Value
Netflix, Inc.* (Entertainment)	3,614	$1,169,382
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,047	1,187,560
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,305	293,334
O'Reilly Automotive, Inc.* (Specialty Retail)	624	273,474
PACCAR, Inc. (Machinery)	2,852	225,593
Paychex, Inc. (IT Services)	2,952	251,097
PayPal Holdings, Inc.* (IT Services)	9,683	1,047,411
PepsiCo, Inc. (Beverages)	11,499	1,571,568
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,416	830,774
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	890	334,177
Ross Stores, Inc. (Specialty Retail)	2,983	347,281
Seattle Genetics, Inc.* (Biotechnology)	1,413	161,449
Sirius XM Holdings, Inc. (Media)	36,480	260,832
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,405	169,836
Splunk, Inc.* (Software)	1,248	186,913
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,739	856,253
Synopsys, Inc.* (Software)	1,239	172,469
Take-Two Interactive Software, Inc.* (Entertainment)	935	114,472
Tesla , Inc.* (Automobiles)	1,486	621,638
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,709	988,988
The Kraft Heinz Co. (Food Products)	10,070	323,549
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,056	553,332
Trip.com Group Ltd* (Internet & Direct Marketing Retail)	4,313	144,658
Ulta Beauty, Inc.* (Specialty Retail)	485	122,773
United Airlines Holdings , Inc.* (Airlines)	2,087	183,844
VeriSign, Inc.* (IT Services)	968	186,514
Verisk Analytics, Inc.—Class A (Professional Services)	1,351	201,758
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,121	464,393
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,360	433,946
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,453	155,692
Willis Towers Watson PLC (Insurance)	1,060	214,056
Workday, Inc.*—Class A (Software)	1,352	222,336
Xcel Energy, Inc. (Electric Utilities)	4,422	280,753
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,074	202,775
TOTAL COMMON STOCKS (Cost $25,013,302)		72,722,652

Repurchase Agreements(a)(b) (21.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $26,029,941	$26,028,000	$26,028,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,028,000)		26,028,000
TOTAL INVESTMENT SECURITIES (Cost $51,041,302)—82.6%		98,750,652
Net other assets (liabilities)—17.4%		20,770,420
NET ASSETS—100.0%		$119,521,072

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $14,537,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	142	3/23/20	$24,842,900	$729,026

See accompanying notes to financial statements.

324  :: ProFund VP UltraNasdaq-100 :: Financial Statements

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	1/27/20	1.98%	$10,263,048	$(50,532)
Nasdaq-100 Index	Goldman Sachs International	1/27/20	2.18%	35,762,373	(196,576)
				$46,025,421	$(247,108)
Invesco QQQ Trust, Series 1 ETF	UBS AG	1/27/20	2.03%	$41,691,728	$(94,861)
Nasdaq-100 Index	UBS AG	1/27/20	2.43%	52,076,714	(163,622)
				$93,768,442	$(258,483)
				$139,793,863	$(505,591)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Airlines	$287,436	0.2%
Automobiles	621,638	0.5%
Beverages	1,853,349	1.5%
Biotechnology	3,738,406	3.1%
Commercial Services & Supplies	404,126	0.3%
Communications Equipment	1,677,833	1.4%
Electric Utilities	646,248	0.5%
Electronic Equipment, Instruments & Components	169,265	0.1%
Entertainment	2,103,761	1.8%
Food & Staples Retailing	1,504,696	1.3%
Food Products	977,569	0.8%
Health Care Equipment & Supplies	929,361	0.8%
Health Care Technology	190,080	0.2%
Hotels, Restaurants & Leisure	1,264,508	1.1%
Insurance	214,056	0.2%
Interactive Media & Services	9,426,912	7.8%
Internet & Direct Marketing Retail	7,645,831	6.3%
IT Services	3,021,785	2.5%
Life Sciences Tools & Services	402,069	0.3%
Machinery	225,593	0.2%
Media	3,104,645	2.6%
Multiline Retail	183,586	0.2%
Professional Services	382,445	0.3%
Road & Rail	466,867	0.5%
Semiconductors & Semiconductor Equipment	9,697,985	8.2%
Software	11,167,880	9.4%
Specialty Retail	743,528	0.6%
Technology Hardware, Storage & Peripherals	8,707,943	7.3%
Textiles, Apparel & Luxury Goods	235,145	0.2%
Trading Companies & Distributors	174,774	0.1%
Wireless Telecommunication Services	553,332	0.5%
Other**	46,798,420	39.2%
Total	$119,521,072	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 325

Statement of Assets and Liabilities

December 31, 2019

ASSETS:
Total Investment Securities, at cost	$51,041,302
Securities, at value	72,722,652
Repurchase agreements, at value	26,028,000
Total Investment Securities, at value	98,750,652
Cash	94
Segregated cash balances for futures contracts with brokers	1,124,640
Segregated cash balances for swap agreements with custodian	902
Dividends and interest receivable	28,771
Receivable for capital shares issued	23,669,711
Variation margin on futures contracts	39,050
Prepaid expenses	561
TOTAL ASSETS	123,614,381

LIABILITIES:
Payable for capital shares redeemed	3,339,537
Unrealized depreciation on swap agreements	505,591
Advisory fees payable	55,386
Management services fees payable	7,385
Administration fees payable	7,176
Administrative services fees payable	43,703
Distribution fees payable	42,830
Trustee fees payable	35
Transfer agency fees payable	11,528
Fund accounting fees payable	4,075
Compliance services fees payable	588
Other accrued expenses	75,475
TOTAL LIABILITIES	4,093,309
NET ASSETS	$119,521,072
NET ASSETS CONSIST OF:
Capital	$40,617,862
Total distributable earnings (loss)	78,903,210
NET ASSETS	$119,521,072
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	978,138
Net Asset Value (offering and redemption price per share)	$122.19

Statement of Operations

For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$718,289
Interest	809,605
Foreign tax withholding	(465)
Income from securities lending	846
TOTAL INVESTMENT INCOME	1,528,275

EXPENSES:
Advisory fees	804,491
Management services fees	107,265
Administration fees	92,069
Transfer agency fees	69,878
Administrative services fees	295,914
Distribution fees	268,164
Custody fees	26,152
Fund accounting fees	52,362
Trustee fees	2,511
Compliance services fees	1,371
Other fees	168,532
Total Gross Expenses before reductions	1,888,709
Expenses reduced and reimbursed by the Advisor	(86,648)
TOTAL NET EXPENSES	1,802,061
NET INVESTMENT INCOME (LOSS)	(273,786)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,816,413
Net realized gains (losses) on futures contracts	2,928,730
Net realized gains (losses) on swap agreements	36,670,820
Change in net unrealized appreciation/depreciation on investment securities	17,057,836
Change in net unrealized appreciation/depreciation on futures contracts	765,850
Change in net unrealized appreciation/depreciation on swap agreements	(1,192,085)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	59,047,564
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$58,773,778

See accompanying notes to financial statements.

326  :: ProFund VP UltraNasdaq-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(273,786)	$(463,134)
Net realized gains (losses) on investments	42,415,963	(9,351,411)
Change in net unrealized appreciation/depreciation on investments	16,631,601	(6,425,548)
Change in net assets resulting from operations	58,773,778	(16,240,093)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(35,475,871)
Change in net assets resulting from distributions	—	(35,475,871)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	925,862,831	1,815,118,900
Distributions reinvested	—	35,391,124
Value of shares redeemed	(947,569,321)	(1,847,778,353)
Change in net assets resulting from capital transactions	(21,706,490)	2,731,671
Change in net assets	37,067,288	(48,984,293)

NET ASSETS:
Beginning of period	82,453,784	131,438,077
End of period	$119,521,072	$82,453,784

SHARE TRANSACTIONS:
Issued	9,618,356	18,515,506
Reinvested	—	380,304
Redeemed	(9,852,621)	(18,841,109)
Change in shares	(234,265)	54,701

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraNasdaq-100 :: 327

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$68.01	$113.53	$69.00	$69.69	$69.97

Investment Activities:
Net investment income (loss)(a)	(0.24)	(0.41)	(0.65)	(0.49)	(0.55)
Net realized and unrealized gains (losses) on investments	54.42	2.23 (b)	47.48	6.47	9.55
Total income (loss) from investment activities	54.18	1.82	46.83	5.98	9.00

Distributions to Shareholders From:
Net realized gains on investments	—	(47.34)	(2.30)	(6.67)	(9.28)

Net Asset Value, End of Period	$122.19	$68.01	$113.53	$69.00	$69.69

Total Return	79.66%	(9.63)%	68.33%	8.62%	13.60%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.74%	1.69%	1.71%	1.71%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.25)%	(0.40)%	(0.68)%	(0.75)%	(0.79)%

Supplemental Data:
Net assets, end of period (000's)	$119,521	$82,454	$131,438	$93,226	$76,684
Portfolio turnover rate(c)	44%	29%	4%	33%	58%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

328 :: ProFund VP UltraShort Dow 30 :: Management Discussion of Fund Performance

ProFund VP UltraShort Dow 30 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones Industrial Average® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2019, the Fund had a total return of -37.95%. For the same period, the Index had a total return of 25.34%1 and a volatility of 12.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Dow 30 from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP UltraShort Dow 30	-37.95%	-25.03%	-28.25%
Dow Jones Industrial Average®	25.34%	12.59%	13.40%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort Dow 30	1.51%	1.51%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(202)%
Total Exposure	(202)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Information Technology	20%
Industrials	19%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Consumer Staples	9%
Communication Services	5%
Energy	5%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 329

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a) (88.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.40%, dated 12/31/19, due 1/2/20, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000
TOTAL INVESTMENT SECURITIES (Cost $3,000)—88.4%		3,000
Net other assets (liabilities)—11.6%		395
NET ASSETS—100.0%		$3,395

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	1/27/20	(1.83)%	$(6,740)	$25
Dow Jones Industrial Average	UBS AG	1/27/20	(1.83)%	(103)	1
				$(6,843)	$26

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

330  :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$3,000
Repurchase agreements, at value	3,000
Total Investment Securities, at value	3,000
Cash	418
Unrealized appreciation on swap agreements	26
TOTAL ASSETS	3,444

LIABILITIES:
Payable for capital shares redeemed	30
Advisory fees payable	2
Management services fees payable	1
Administrative services fees payable	3
Distribution fees payable	3
Transfer agency fees payable	1
Other accrued expenses	9
TOTAL LIABILITIES	49
NET ASSETS	$3,395
NET ASSETS CONSIST OF:
Capital	$959,947
Total distributable earnings (loss)	(956,552)
NET ASSETS	$3,395
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	115
Net Asset Value (offering and redemption price per share)	$29.52

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$509

EXPENSES:
Advisory fees	168
Management services fees	22
Administration fees	15
Transfer agency fees	15
Administrative services fees	24
Distribution fees	56
Custody fees	9
Fund accounting fees	11
Trustee fees	— (a)
Compliance services fees	1
Other fees	10
Total Gross Expenses before reductions	331
Less fees paid indirectly	(7)
TOTAL NET EXPENSES	324
NET INVESTMENT INCOME (LOSS)	185
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(10,669)
Change in net unrealized appreciation/depreciation on swap agreements	104
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(10,565)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,380)

(a)	Amount is less than $0.50.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 331

Statements of Changes in Net Assets

	Year Ended December 31, 2019		Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$185		$137
Net realized gains (losses) on investments	(10,669)		(14,326)
Change in net unrealized appreciation/depreciation on investments	104		(114)
Change in net assets resulting from operations	(10,380)		(14,303)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(323)		—
Change in net assets resulting from distributions	(323)		—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,202,171		2,218,517
Distributions reinvested	323		—
Value of shares redeemed	(2,194,081)		(2,206,337)
Change in net assets resulting from capital transactions	8,413		12,180
Change in net assets	(2,290)		(2,123)

NET ASSETS:
Beginning of period	5,685		7,808
End of period	$3,395		$5,685

SHARE TRANSACTIONS:
Issued	55,734	(a)	47,581	(a)
Reinvested	9	(a)	—
Redeemed	(55,739	)(a)	(47,626	)(a)
Change in shares	4		(45)

(a)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.

See accompanying notes to financial statements.

332  :: ProFund VP UltraShort Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$51.27	$50.01	$83.17	$121.96	$134.31

Investment Activities:
Net investment income (loss)(b)	0.32	0.24	(0.72)	(1.52)	(2.08)
Net realized and unrealized gains (losses) on investments	(19.11)	1.02 (c)	(32.44)	(37.27)	(10.27)
Total income (loss) from investment activities	(18.79)	1.26	(33.16)	(38.79)	(12.35)

Distributions to Shareholders From:
Net investment income	(1.26)	—	—	—	—
Net realized gains on investments	(1.70)	—	—	—	—
Total distributions	(2.96)	—	—	—	—

Net Asset Value, End of Period	$29.52	$51.27	$50.01	$83.17	$121.96

Total Return	(37.95)%	2.56%	(39.90)%	(31.76)%	(9.23)%

Ratios to Average Net Assets:
Gross expenses	1.48%	1.61%	1.68%	1.68%	2.27%
Net expenses	1.45%	1.26%	1.68%	1.68%	1.68%
Net investment income (loss)	0.83%	0.59%	(0.99)%	(1.43)%	(1.63)%

Supplemental Data:
Net assets, end of period (000's)	$3	$6	$8	$18	$28
Portfolio turnover rate(d)	—	—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraShort Nasdaq-100 :: 333

ProFund VP UltraShort Nasdaq-100 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2019, the Fund had a total return of -50.50%. For the same period, the Index had a total return of 39.46%1 and a volatility of 16.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Nasdaq-100 from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP UltraShort Nasdaq-100	-50.50%	-32.34%	-34.79%
Nasdaq-100® Index	39.46%	16.91%	18.07%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort Nasdaq-100	1.66%	1.66%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	47%
Communication Services	21%
Consumer Discretionary	15%
Health Care	7%
Consumer Staples	6%
Industrials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

334  :: ProFund VP UltraShort Nasdaq-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2019

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $1,052,078	$1,052,000	$1,052,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,052,000)		1,052,000
TOTAL INVESTMENT SECURITIES (Cost $1,052,000)—102.5%		1,052,000
Net other assets (liabilities)—(2.5)%		(25,823)
NET ASSETS—100.0%		$1,026,177

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $597,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	1/27/20	(1.93)%	$(1,722,539)	$7,370
Nasdaq-100 Index	UBS AG	1/27/20	(1.78)%	(327,218)	1,851
				$(2,049,757)	$9,221

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Nasdaq-100 :: 335

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$1,052,000
Repurchase agreements, at value	1,052,000
Total Investment Securities, at value	1,052,000
Cash	134
Interest receivable	39
Unrealized appreciation on swap agreements	9,221
Prepaid expenses	20
TOTAL ASSETS	1,061,414

LIABILITIES:
Payable for capital shares redeemed	31,407
Advisory fees payable	899
Management services fees payable	120
Administration fees payable	74
Administrative services fees payable	768
Distribution fees payable	961
Transfer agency fees payable	186
Fund accounting fees payable	42
Compliance services fees payable	5
Other accrued expenses	775
TOTAL LIABILITIES	35,237
NET ASSETS	$1,026,177
NET ASSETS CONSIST OF:
Capital	$6,791,877
Total distributable earnings (loss)	(5,765,700)
NET ASSETS	$1,026,177
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	53,960
Net Asset Value (offering and redemption price per share)	$19.02

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Interest	$27,832

EXPENSES:
Advisory fees	9,633
Management services fees	1,284
Administration fees	1,139
Transfer agency fees	822
Administrative services fees	2,532
Distribution fees	3,211
Custody fees	430
Fund accounting fees	617
Trustee fees	27
Compliance services fees	9
Other fees	1,839
Total Gross Expenses before reductions	21,543
Expenses reduced and reimbursed by the Advisor	(125)
TOTAL NET EXPENSES	21,418
NET INVESTMENT INCOME (LOSS)	6,414
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(46,956)
Net realized gains (losses) on swap agreements	320,154
Change in net unrealized appreciation/depreciation on swap agreements	17,706
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	290,904
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$297,318

See accompanying notes to financial statements.

336  :: ProFund VP UltraShort Nasdaq-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$6,414	$2,753
Net realized gains (losses) on investments	273,198	(646,515)
Change in net unrealized appreciation/depreciation on investments	17,706	(9,571)
Change in net assets resulting from operations	297,318	(653,333)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(2,753)	—
Change in net assets resulting from distributions	(2,753)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	121,272,277	62,357,137
Distributions reinvested	2,753	—
Value of shares redeemed	(121,209,822)	(61,361,300)
Change in net assets resulting from capital transactions	65,208	995,837
Change in net assets	359,773	342,504

NET ASSETS:
Beginning of period	666,404	323,900
End of period	$1,026,177	$666,404

SHARE TRANSACTIONS:
Issued	4,574,312	1,958,883
Reinvested	106	—
Redeemed	(4,537,654)	(1,949,077)
Change in shares	36,764	9,806

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort Nasdaq-100 :: 337

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$38.75		$43.83	$79.59	$99.69	$135.27

Investment Activities:
Net investment income (loss)(b)	0.13		0.13	(0.49)	(1.36)	(1.84)
Net realized and unrealized gains (losses) on investments	(19.64	)(c)	(5.21)	(35.27)	(18.74)	(33.74)
Total income (loss) from investment activities	(19.51)		(5.08)	(35.76)	(20.10)	(35.58)

Distributions to Shareholders From:
Net investment income	(0.22)		—	—	—	—

Net Asset Value, End of Period	$19.02		$38.75	$43.83	$79.59	$99.69

Total Return	(50.50)%		(11.59)%	(44.94)%	(20.21)%	(26.26)%

Ratios to Average Net Assets:
Gross expenses	1.68%		1.66%	1.68%	1.68%	1.71%
Net expenses	1.67%		1.66%	1.68%	1.68%	1.68%
Net investment income (loss)	0.50%		0.40%	(0.88)%	(1.42)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$1,026		$666	$324	$909	$615
Portfolio turnover rate(d)	—		—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on December 11, 2017.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

338 :: ProFund VP UltraSmall-Cap :: Management Discussion of Fund Performance

ProFund VP UltraSmall-Cap (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index rises. For the year ended December 31, 2019, the Fund had a total return of 47.33%. For the same period, the Index had a total return of 25.52%1 and a volatility of 16.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP UltraSmall-Cap	47.33%	10.36%	17.52%
Russell 2000® Index	25.52%	8.23%	11.83%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraSmall-Cap	1.67%	1.67%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Futures Contracts	12%
Swap Agreements	136%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Novocure, Ltd.	0.2%
Lumentum Holdings, Inc.	0.2%
Generac Holdings, Inc.	0.2%
Haemonetics Corp.	0.2%
The Medicines Co.	0.2%

Russell 2000® Index – Composition

% of Index
Health Care	18%
Financials	17%
Industrials	16%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Materials	4%
Utilities	4%
Energy	3%
Consumer Staples	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraSmall-Cap :: 339

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (53.1%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	150	$2,175
1st Source Corp. (Banks)	101	5,240
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	654	5,723
8x8, Inc.* (Software)	503	9,205
AAON, Inc. (Building Products)	252	12,451
AAR Corp. (Aerospace & Defense)	202	9,110
Aaron's, Inc. (Specialty Retail)	404	23,072
Abercrombie & Fitch Co.—Class A (Specialty Retail)	352	6,086
ABM Industries, Inc. (Commercial Services & Supplies)	353	13,312
Acacia Communications, Inc.* (Communications Equipment)	202	13,698
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	605	25,882
Acadia Realty Trust (Equity Real Estate Investment Trusts)	453	11,746
Accelerate Diagnostics, Inc.*(a) (Life Sciences Tools & Services)	150	2,535
Acceleron Pharma, Inc.* (Biotechnology)	252	13,361
ACCO Brands Corp. (Commercial Services & Supplies)	553	5,176
ACI Worldwide, Inc.* (Software)	604	22,883
Actuant Corp.—Class A (Machinery)	302	7,861
Acushnet Holdings Corp. (Leisure Products)	202	6,565
Addus Homecare Corp.* (Health Care Providers & Services)	50	4,861
Adient PLC* (Auto Components)	503	10,689
Adtalem Global Education, Inc.* (Diversified Consumer Services)	303	10,596
ADTRAN, Inc. (Communications Equipment)	251	2,482
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	403	13,247
Advanced Drainage Systems, Inc. (Building Products)	202	7,846
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	202	14,382
AdvanSix, Inc.* (Chemicals)	151	3,014
Adverum Biotechnologies, Inc.* (Biotechnology)	302	3,479
Aegion Corp.* (Construction & Engineering)	151	3,378
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	251	6,067
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	404	18,447
AeroVironment, Inc.* (Aerospace & Defense)	101	6,236
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	201	3,099
Agree Realty Corp. (Equity Real Estate Investment Trusts)	202	14,174
Aimmune Therapeutics, Inc.*(a) (Biotechnology)	252	8,434
Air Transport Services Group, Inc.* (Air Freight & Logistics)	352	8,258
Aircastle, Ltd. (Trading Companies & Distributors)	302	9,667
AK Steel Holding Corp.* (Metals & Mining)	1,759	5,787
Akebia Therapeutics, Inc.* (Biotechnology)	654	4,133
Akorn, Inc.* (Pharmaceuticals)	503	755
Alamo Group, Inc. (Machinery)	50	6,278
Alarm.com Holdings, Inc.* (Software)	202	8,680
Albany International Corp.—Class A (Machinery)	151	11,464
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	404	8,468
Allakos, Inc.* (Biotechnology)	101	9,631
Allegheny Technologies, Inc.* (Metals & Mining)	705	14,565
Allegiance Bancshares, Inc.* (Banks)	101	3,798
Allegiant Travel Co. (Airlines)	50	8,702
ALLETE, Inc. (Electric Utilities)	303	24,595
Allogene Therapeutics, Inc.* (Biotechnology)	202	5,248
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	956	9,383
Altair Engineering, Inc.*—Class A (Software)	202	7,254
Altra Industrial Motion Corp. (Machinery)	353	12,782
Ambac Financial Group, Inc.* (Insurance)	251	5,414
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	202	12,233
AMC Entertainment Holdings, Inc.(a)—Class A (Entertainment)	302	2,186
Amedisys, Inc.* (Health Care Providers & Services)	202	33,718
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	252	11,567
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	654	7,037
American Eagle Outfitters, Inc. (Specialty Retail)	907	13,333
American Equity Investment Life Holding Co. (Insurance)	503	15,055
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	604	8,009
American Outdoor Brands Corp.* (Leisure Products)	302	2,803
American Public Education, Inc.* (Diversified Consumer Services)	101	2,766
American States Water Co. (Water Utilities)	202	17,501
American Vanguard Corp. (Chemicals)	150	2,921
American Woodmark Corp.* (Building Products)	101	10,556
America's Car-Mart, Inc.* (Specialty Retail)	50	5,483
Ameris Bancorp (Banks)	353	15,017
AMERISAFE, Inc. (Insurance)	101	6,669
Amicus Therapeutics, Inc.* (Biotechnology)	1,310	12,759
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	553	7,189
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	252	15,702
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	503	2,424
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	201	3,877
AnaptysBio, Inc.* (Biotechnology)	151	2,454
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	201	3,218
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	50	3,084
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	101	5,237
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	151	13,907

See accompanying notes to financial statements.

340  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	906	$4,258
Anterix, Inc.* (Diversified Telecommunication Services)	50	2,161
Apellis Pharmaceuticals, Inc.* (Biotechnology)	252	7,716
Apogee Enterprises, Inc. (Building Products)	151	4,908
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	857	15,675
Appfolio, Inc.* (Software)	101	11,105
Appian Corp.* (Software)	151	5,770
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	202	13,471
ArcBest Corp. (Road & Rail)	151	4,168
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	101	7,246
Archrock, Inc. (Energy Equipment & Services)	704	7,068
Arcosa, Inc. (Construction & Engineering)	252	11,227
Arena Pharmaceuticals, Inc.* (Biotechnology)	303	13,762
Ares Management Corp. (Capital Markets)	353	12,598
Argan, Inc. (Construction & Engineering)	101	4,054
Argo Group International Holdings, Ltd. (Insurance)	202	13,282
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	302	5,542
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	352	6,290
ArQule, Inc.* (Biotechnology)	553	11,038
Arrow Financial Corp. (Banks)	51	1,928
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	504	31,970
Artisan Partners Asset Management, Inc. (Capital Markets)	302	9,761
Arvinas, Inc.* (Pharmaceuticals)	100	4,109
Asbury Automotive Group, Inc.* (Specialty Retail)	101	11,291
ASGN, Inc.* (Professional Services)	303	21,503
Astec Industries, Inc. (Machinery)	151	6,342
Astronics Corp.* (Aerospace & Defense)	151	4,220
Atara Biotherapeutics, Inc.* (Biotechnology)	251	4,134
Athenex, Inc.* (Biotechnology)	352	5,375
Atkore International Group, Inc.* (Electrical Equipment)	252	10,196
Atlantic Union Bankshares (Banks)	454	17,048
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	151	4,163
ATN International, Inc. (Diversified Telecommunication Services)	50	2,770
AtriCure, Inc.* (Health Care Equipment & Supplies)	202	6,567
Audentes Therapeutics, Inc.* (Biotechnology)	252	15,080
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	252	8,492
Avaya Holdings Corp.*—Class C (Software)	604	8,154
Avis Budget Group, Inc.* (Road & Rail)	353	11,381
Avista Corp. (Multi-Utilities)	353	16,976
AVX Corp. (Electronic Equipment, Instruments & Components)	251	5,138
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	201	4,843
AxoGen, Inc.* (Health Care Equipment & Supplies)	201	3,596
Axon Enterprise, Inc.* (Aerospace & Defense)	353	25,867
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	100	2,771
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	303	9,175
Axsome Therapeutics, Inc.* (Pharmaceuticals)	151	15,607
AZZ, Inc. (Electrical Equipment)	151	6,938
B&G Foods, Inc.(a)—Class A (Food Products)	352	6,311
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	151	9,804
Balchem Corp. (Chemicals)	202	20,529
Banc of California, Inc. (Banks)	251	4,312
Bancfirst Corp. (Banks)	101	6,306
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Diversified Financial Services)	151	3,228
BancorpSouth Bank (Banks)	554	17,401
Bandwidth, Inc.* (Diversified Telecommunication Services)	101	6,469
Bank of Marin BanCorp (Banks)	50	2,253
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	303	11,217
Banner Corp. (Banks)	202	11,431
Barnes Group, Inc. (Machinery)	252	15,614
Barrett Business Services, Inc. (Professional Services)	50	4,523
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	403	12,888
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	704	12,179
Belden, Inc. (Electronic Equipment, Instruments & Components)	202	11,110
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	202	6,941
Benefitfocus, Inc.* (Software)	151	3,313
Berkshire Hills Bancorp, Inc. (Banks)	252	8,286
Berry Petroleum Corp. (Oil, Gas & Consumable Fuels)	352	3,319
Big Lots, Inc. (Multiline Retail)	201	5,773
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	202	10,997
BioTelemetry, Inc.* (Health Care Providers & Services)	202	9,353
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	101	3,834
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	655	14,895
Black Hills Corp. (Multi-Utilities)	353	27,724
Blackbaud, Inc. (Software)	252	20,059
Blackline, Inc.* (Software)	252	12,993
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	705	26,240
Bloom Energy Corp.* (Electrical Equipment)	302	2,256
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	504	11,123
Blucora, Inc.* (Capital Markets)	251	6,561
Blueprint Medicines Corp.* (Biotechnology)	252	20,188
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	353	10,128
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	251	2,748
Boise Cascade Co. (Paper & Forest Products)	202	7,380
Boot Barn Holdings, Inc.* (Specialty Retail)	151	6,724

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 341

Common Stocks, continued

	Shares	Value
Boston Private Financial Holdings, Inc. (Banks)	453	$5,450
Bottomline Technologies, Inc.* (Software)	252	13,507
Box, Inc.*—Class A (Software)	806	13,525
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	453	13,563
Brady Corp.—Class A (Commercial Services & Supplies)	252	14,430
Bridge BanCorp, Inc. (Banks)	101	3,387
Brightsphere Investment Group, Inc. (Capital Markets)	403	4,119
Brightview Holdings, Inc.* (Commercial Services & Supplies)	150	2,531
Brinker International, Inc. (Hotels, Restaurants & Leisure)	202	8,484
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,057	7,684
Brookline Bancorp, Inc. (Banks)	453	7,456
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	404	16,952
Bryn Mawr Bank Corp. (Banks)	101	4,165
Builders FirstSource, Inc.* (Building Products)	654	16,618
Byline BanCorp, Inc. (Banks)	150	2,936
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	151	21,792
Cactus, Inc.—Class A (Energy Equipment & Services)	252	8,649
Cadence Bancorp. (Banks)	705	12,782
CAI International, Inc.* (Trading Companies & Distributors)	101	2,927
Calavo Growers, Inc. (Food Products)	101	9,150
Caleres, Inc. (Specialty Retail)	252	5,985
California Resources Corp.*(a) (Oil, Gas & Consumable Fuels)	251	2,267
California Water Service Group (Water Utilities)	252	12,993
Callaway Golf Co. (Leisure Products)	503	10,663
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,310	6,327
Cal-Maine Foods, Inc. (Food Products)	202	8,636
Camden National Corp. (Banks)	101	4,652
Cannae Holdings, Inc.* (Diversified Financial Services)	403	14,988
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	755	10,366
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	453	3,588
Cara Therapeutics, Inc.* (Biotechnology)	201	3,238
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	202	9,815
Cardtronics PLC*—Class A (IT Services)	202	9,019
CareDx, Inc.* (Biotechnology)	252	5,436
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	554	11,429
Cargurus, Inc.* (Interactive Media & Services)	403	14,178
Carolina Financial Corp. (Banks)	101	4,366
Carpenter Technology Corp. (Metals & Mining)	252	12,545
Cars.com, Inc.* (Interactive Media & Services)	403	4,925
Carter Bank & Trust* (Banks)	151	3,582
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	253	11,646
Cass Information Systems, Inc. (IT Services)	101	5,832
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	251	2,879
Cathay General Bancorp (Banks)	454	17,275
Cavco Industries, Inc.* (Household Durables)	50	9,769
CBIZ, Inc.* (Professional Services)	302	8,142
CBTX, Inc. (Banks)	101	3,143
CenterState Bank Corp. (Banks)	705	17,611
Central Garden & Pet Co.*—Class A (Household Products)	252	7,399
Central Pacific Financial Corp. (Banks)	151	4,467
Century Communities, Inc.* (Household Durables)	151	4,130
Cerus Corp.* (Health Care Equipment & Supplies)	755	3,186
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	101	2,723
Chart Industries, Inc.* (Machinery)	202	13,633
Chase Corp. (Chemicals)	50	5,924
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	251	4,603
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	151	5,755
Chegg, Inc.* (Diversified Consumer Services)	655	24,832
Chesapeake Utilities Corp. (Gas Utilities)	101	9,679
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	202	27,713
Cimpress PLC* (Commercial Services & Supplies)	101	12,703
CIRCOR International, Inc.* (Machinery)	101	4,670
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	353	29,091
Cision, Ltd.* (Software)	503	5,015
City Holding Co. (Banks)	101	8,277
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	201	2,718
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	201	3,843
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	403	8,040
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	1,612	13,541
Cloudera, Inc.* (Software)	1,310	15,235
Clovis Oncology, Inc.*(a) (Biotechnology)	251	2,617
CNO Financial Group, Inc. (Insurance)	907	16,444
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,108	9,806
Coca-Cola Consolidated, Inc. (Beverages)	50	14,203
Codexis, Inc.* (Life Sciences Tools & Services)	302	4,829
Coeur Mining, Inc.* (Metals & Mining)	1,158	9,357
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	252	16,583
Cohen & Steers, Inc. (Capital Markets)	151	9,477
Coherus Biosciences, Inc.* (Biotechnology)	352	6,338
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	251	5,735
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	201	4,137
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	453	5,961
Columbia Banking System, Inc. (Banks)	404	16,437

See accompanying notes to financial statements.

342  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	302	$5,116
Columbus McKinnon Corp. (Machinery)	151	6,045
Comfort Systems USA, Inc. (Construction & Engineering)	202	10,070
Commercial Metals Co. (Metals & Mining)	655	14,586
Community Bank System, Inc. (Banks)	303	21,495
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	101	4,329
Community Trust Bancorp, Inc. (Banks)	101	4,711
CommVault Systems, Inc.* (Software)	202	9,017
Compass Minerals International, Inc. (Metals & Mining)	202	12,314
Comtech Telecommunications Corp. (Communications Equipment)	151	5,359
Conduent, Inc.* (IT Services)	956	5,927
CONMED Corp. (Health Care Equipment & Supplies)	151	16,886
ConnectOne Bancorp, Inc. (Banks)	201	5,170
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	150	2,177
Continental Building Products, Inc.* (Building Products)	202	7,359
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	101	914
Cooper Tire & Rubber Co. (Auto Components)	303	8,711
Cooper-Standard Holding, Inc.* (Auto Components)	101	3,349
Corcept Therapeutics, Inc.* (Pharmaceuticals)	554	6,703
Corecivic, Inc. (Equity Real Estate Investment Trusts)	656	11,401
Core-Mark Holding Co., Inc. (Distributors)	252	6,852
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	50	2,236
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	251	2,681
Cornerstone OnDemand, Inc.* (Software)	303	17,741
CorVel Corp.* (Health Care Providers & Services)	50	4,368
Covanta Holding Corp. (Commercial Services & Supplies)	655	9,720
Cowen, Inc.*—Class A (Capital Markets)	150	2,363
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	101	15,528
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	353	14,787
CryoLife, Inc.* (Health Care Equipment & Supplies)	201	5,445
CryoPort, Inc.* (Health Care Equipment & Supplies)	150	2,469
CSG Systems International, Inc. (IT Services)	202	10,460
CSW Industrials, Inc. (Building Products)	101	7,777
CTS Corp. (Electronic Equipment, Instruments & Components)	202	6,062
Cubic Corp. (Aerospace & Defense)	202	12,841
Cushman & Wakefield PLC* (Real Estate Management & Development)	554	11,324
Customers Bancorp, Inc.* (Banks)	151	3,595
CVB Financial Corp. (Banks)	756	16,314
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	151	6,105
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	403	790
Cytokinetics, Inc.* (Biotechnology)	302	3,204
Cytomx Therapeutics, Inc.* (Biotechnology)	251	2,086
Dana, Inc. (Auto Components)	806	14,669
Darling Ingredients, Inc.* (Food Products)	907	25,468
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	202	8,114
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	151	25,499
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	454	15,223
Deluxe Corp. (Commercial Services & Supplies)	252	12,580
Denali Therapeutics, Inc.* (Biotechnology)	251	4,372
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,571	3,625
Denny's Corp.* (Hotels, Restaurants & Leisure)	352	6,998
Dermira, Inc.* (Pharmaceuticals)	251	3,805
Designer Brands, Inc. (Specialty Retail)	352	5,540
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	503	4,165
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	352	2,531
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,158	12,831
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	302	6,653
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	453	4,784
Digimarc Corp.* (Software)	50	1,678
Dillard's, Inc.(a)—Class A (Multiline Retail)	50	3,674
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	201	4,199
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	101	8,436
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	252	14,205
DMC Global, Inc. (Machinery)	101	4,539
Domo, Inc.* (Software)	100	2,172
Dorman Products, Inc.* (Auto Components)	151	11,434
Douglas Dynamics, Inc. (Machinery)	151	8,305
Dril-Quip, Inc.* (Energy Equipment & Services)	202	9,477
Ducommun, Inc.* (Aerospace & Defense)	50	2,527
DXP Enterprises, Inc.* (Trading Companies & Distributors)	101	4,021
Dycom Industries, Inc.* (Construction & Engineering)	151	7,120
Eagle Bancorp, Inc. (Banks)	202	9,823
Eagle Pharmaceuticals, Inc.* (Biotechnology)	50	3,004
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	403	9,563
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	202	26,799
Ebix, Inc. (Software)	151	5,045
Echo Global Logistics, Inc.* (Air Freight & Logistics)	151	3,126
Edgewell Personal Care Co.* (Personal Products)	303	9,380
Editas Medicine, Inc.* (Biotechnology)	302	8,942
eHealth, Inc.* (Insurance)	151	14,508
El Paso Electric Co. (Electric Utilities)	252	17,108

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 343

Common Stocks, continued

	Shares	Value
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	353	$21,052
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	150	2,750
EMCOR Group, Inc. (Construction & Engineering)	303	26,148
Emergent BioSolutions, Inc.* (Biotechnology)	252	13,595
Employers Holdings, Inc. (Insurance)	202	8,434
Enanta Pharmaceuticals, Inc.* (Biotechnology)	101	6,240
Encore Capital Group, Inc.* (Consumer Finance)	151	5,339
Encore Wire Corp. (Electrical Equipment)	101	5,797
Endo International PLC* (Pharmaceuticals)	1,259	5,905
EnerSys (Electrical Equipment)	252	18,857
Ennis, Inc. (Commercial Services & Supplies)	151	3,269
Enova International, Inc.* (Consumer Finance)	201	4,836
Enphase Energy, Inc.* (Electrical Equipment)	503	13,143
EnPro Industries, Inc. (Machinery)	101	6,755
Enstar Group, Ltd.* (Insurance)	50	10,343
Entercom Communications Corp.—Class A (Media)	704	3,267
Enterprise Financial Services Corp. (Banks)	151	7,280
Envestnet, Inc.* (Software)	252	17,547
Epizyme, Inc.* (Biotechnology)	453	11,144
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	50	4,215
ESCO Technologies, Inc. (Machinery)	151	13,968
Esperion Therapeutics, Inc.* (Biotechnology)	151	9,004
Essent Group, Ltd. (Thrifts & Mortgage Finance)	554	28,801
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	406	10,073
Ethan Allen Interiors, Inc. (Household Durables)	150	2,859
Eventbrite, Inc.* (Interactive Media & Services)	201	4,054
Everbridge, Inc.* (Software)	202	15,772
Everi Holdings, Inc.* (IT Services)	403	5,412
EVERTEC, Inc. (IT Services)	353	12,016
Evo Payments, Inc.* (IT Services)	202	5,335
Evolent Health, Inc.* (Health Care Technology)	403	3,647
Evoqua Water Technologies Corp.* (Machinery)	403	7,637
EXL Service Holdings, Inc.* (IT Services)	202	14,031
Exponent, Inc. (Professional Services)	303	20,910
Exterran Corp.* (Energy Equipment & Services)	201	1,574
Extraction Oil & Gas, Inc.*(a) (Oil, Gas & Consumable Fuels)	553	1,172
Extreme Networks, Inc.* (Communications Equipment)	654	4,820
EZCORP, Inc.*—Class A (Consumer Finance)	302	2,060
Fabrinet* (Electronic Equipment, Instruments & Components)	202	13,098
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	101	5,085
Fate Therapeutics, Inc.* (Biotechnology)	302	5,910
FB Financial Corp. (Banks)	101	3,999
FBL Financial Group, Inc.—Class A (Insurance)	50	2,947
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	50	4,175
Federal Signal Corp. (Machinery)	353	11,384
Federated Investors, Inc.—Class B (Capital Markets)	554	18,054
Ferro Corp.* (Chemicals)	453	6,718
FGL Holdings (Diversified Financial Services)	806	8,584
FibroGen, Inc.* (Biotechnology)	454	19,472
Financial Institutions, Inc. (Banks)	101	3,242
First BanCorp. (Banks)	1,209	12,803
First Bancorp/Southern Pines (Banks)	151	6,026
First Bancshares, Inc. (Banks)	101	3,588
First Busey Corp. (Banks)	302	8,305
First Commonwealth Financial Corp. (Banks)	554	8,039
First Community Bancshares, Inc. (Banks)	101	3,133
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	101	3,180
First Financial Bancorp (Banks)	554	14,094
First Financial Bankshares, Inc. (Banks)	756	26,535
First Financial Corp. (Banks)	50	2,286
First Foundation, Inc. (Banks)	201	3,497
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	705	29,264
First Interstate BancSystem—Class A (Banks)	202	8,468
First Merchants Corp. (Banks)	353	14,681
First Mid Bancshares, Inc. (Banks)	101	3,560
First Midwest Bancorp, Inc. (Banks)	604	13,928
First of Long Island Corp. (Banks)	151	3,787
FirstCash, Inc. (Consumer Finance)	252	20,318
Fitbit, Inc.*—Class A (Electronic Equipment, Instruments & Components)	1,259	8,272
Five9, Inc.* (Software)	353	23,149
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	151	5,776
Fluidigm Corp.* (Life Sciences Tools & Services)	403	1,402
Flushing Financial Corp. (Banks)	151	3,262
Focus Financial Partners, Inc.* (Capital Markets)	151	4,450
ForeScout Technologies, Inc.* (Software)	252	8,266
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	403	10,466
Forrester Research, Inc.* (Professional Services)	50	2,085
Forward Air Corp. (Air Freight & Logistics)	151	10,562
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	251	1,978
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	403	11,361
Fox Factory Holding Corp.* (Auto Components)	202	14,053
Franklin Electric Co., Inc. (Machinery)	252	14,445
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	603	5,162
Frank's International N.V.* (Energy Equipment & Services)	604	3,123
Fresh Del Monte Produce, Inc. (Food Products)	151	5,282
Freshpet, Inc.* (Food Products)	152	8,982
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	302	3,727
FTI Consulting, Inc.* (Professional Services)	202	22,352
Fulton Financial Corp. (Banks)	907	15,809
Funko, Inc.* (Distributors)	100	1,716
G1 Therapeutics, Inc.* (Biotechnology)	201	5,312
GameStop Corp.(a)—Class A (Specialty Retail)	553	3,362
Gannett Co., Inc. (Media)	704	4,492
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	251	2,457
GATX Corp. (Trading Companies & Distributors)	202	16,735
GCP Applied Technologies, Inc.* (Chemicals)	302	6,858
Generac Holdings, Inc.* (Electrical Equipment)	353	35,509

See accompanying notes to financial statements.

344  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Genesco, Inc.* (Specialty Retail)	101	$4,840
Gentherm, Inc.* (Auto Components)	202	8,967
Genworth Financial, Inc.*—Class A (Insurance)	2,872	12,637
German American BanCorp, Inc. (Banks)	151	5,379
Getty Realty Corp. (Equity Real Estate Investment Trusts)	202	6,640
Gibraltar Industries, Inc.* (Building Products)	202	10,189
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	252	8,442
Glacier Bancorp, Inc. (Banks)	454	20,879
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	151	3,301
Glaukos Corp.* (Health Care Equipment & Supplies)	202	11,003
Global Blood Therapeutics, Inc.* (Biotechnology)	303	24,085
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	453	9,187
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	454	26,731
Glu Mobile, Inc.* (Entertainment)	654	3,957
GMS, Inc.* (Trading Companies & Distributors)	202	5,470
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	554	7,878
Goosehead Insurance, Inc. (Insurance)	50	2,120
GoPro, Inc.*(a)—Class A (Household Durables)	705	3,060
Gorman-Rupp Co. (Machinery)	101	3,788
Gossamer Bio, Inc.* (Biotechnology)	100	1,563
Granite Construction, Inc. (Construction & Engineering)	252	6,973
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	302	5,551
Gray Television, Inc.* (Media)	503	10,784
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	352	3,988
Great Southern BanCorp, Inc. (Banks)	50	3,166
Great Western Bancorp, Inc. (Banks)	303	10,526
Green Dot Corp.*—Class A (Consumer Finance)	302	7,037
Greif, Inc.—Class A (Containers & Packaging)	151	6,674
Griffon Corp. (Building Products)	201	4,086
Group 1 Automotive, Inc. (Specialty Retail)	101	10,100
Groupon, Inc.* (Internet & Direct Marketing Retail)	2,570	6,142
GTT Communications, Inc.*(a) (IT Services)	201	2,281
GUESS?, Inc. (Specialty Retail)	301	6,736
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	906	2,754
H&E Equipment Services, Inc. (Trading Companies & Distributors)	202	6,753
H.B. Fuller Co. (Chemicals)	303	15,626
Haemonetics Corp.* (Health Care Equipment & Supplies)	303	34,814
Halozyme Therapeutics, Inc.* (Biotechnology)	806	14,290
Hamilton Lane, Inc. (Capital Markets)	101	6,020
Hancock Whitney Corp. (Banks)	504	22,116
Hanger, Inc.* (Health Care Providers & Services)	201	5,550
Hanmi Financial Corp. (Banks)	150	2,999
Hannon Armstrong Sustainable, Inc.—Class I (Mortgage Real Estate Investment Trusts)	353	11,360
Harmonic, Inc.* (Communications Equipment)	503	3,923
Harsco Corp.* (Machinery)	453	10,424
Hawaiian Holdings, Inc. (Airlines)	252	7,381
Hawkins, Inc. (Chemicals)	50	2,291
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	705	23,526
Healthcare Services Group, Inc. (Commercial Services & Supplies)	403	9,801
HealthEquity, Inc.* (Health Care Providers & Services)	353	26,147
HealthStream, Inc.* (Health Care Technology)	151	4,107
Heartland Express, Inc. (Road & Rail)	252	5,305
Heartland Financial USA, Inc. (Banks)	202	10,047
Hecla Mining Co. (Metals & Mining)	2,721	9,224
Heidrick & Struggles International, Inc. (Professional Services)	101	3,283
Helen of Troy, Ltd.* (Household Durables)	151	27,149
Helios Technologies, Inc. (Machinery)	151	6,981
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	805	7,752
Herc Holdings, Inc.* (Trading Companies & Distributors)	151	7,390
Heritage Commerce Corp. (Banks)	251	3,220
Heritage Financial Corp. (Banks)	202	5,717
Herman Miller, Inc. (Commercial Services & Supplies)	353	14,702
Heron Therapeutics, Inc.* (Biotechnology)	403	9,471
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	201	2,925
Hertz Global Holdings, Inc.* (Road & Rail)	554	8,726
Heska Corp.* (Health Care Equipment & Supplies)	50	4,797
Hillenbrand, Inc. (Machinery)	353	11,758
Hilltop Holdings, Inc. (Banks)	403	10,047
HMS Holdings Corp.* (Health Care Technology)	504	14,918
HNI Corp. (Commercial Services & Supplies)	252	9,440
Home BancShares, Inc. (Banks)	857	16,849
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	151	5,134
Homology Medicines, Inc.* (Biotechnology)	150	3,105
Hope Bancorp, Inc. (Banks)	705	10,476
Horace Mann Educators Corp. (Insurance)	252	11,002
Horizon BanCorp, Inc. (Banks)	201	3,819
Hostess Brands, Inc.* (Food Products)	554	8,055
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	604	3,775
Houlihan Lokey, Inc. (Capital Markets)	202	9,872
Hub Group, Inc.*—Class A (Air Freight & Logistics)	202	10,361
Hudson, Ltd.*—Class A (Specialty Retail)	201	3,083
Huron Consulting Group, Inc.* (Professional Services)	151	10,377
Hyster-Yale Materials Handling, Inc. (Machinery)	50	2,948
IBERIABANK Corp. (Banks)	303	22,672
ICF International, Inc. (Professional Services)	101	9,254
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	101	3,360
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	352	11,852
IMAX Corp.* (Entertainment)	302	6,170
Immunomedics, Inc.* (Biotechnology)	1,007	21,308
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	101	2,612

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 345

Common Stocks, continued

	Shares	Value
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	503	$7,082
Independent Bank Corp. (Banks)	151	3,420
Independent Bank Corp. (Banks)	202	16,817
Independent Bank Group, Inc. (Banks)	202	11,199
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	352	7,892
Infinera Corp.* (Communications Equipment)	1,007	7,996
Ingevity Corp.* (Chemicals)	252	22,020
Ingles Markets, Inc. (Food & Staples Retailing)	101	4,799
Innophos Holdings, Inc. (Chemicals)	101	3,230
Innospec, Inc. (Chemicals)	151	15,619
Innovative Industrial Properties, Inc.(a) (Equity Real Estate Investment Trusts)	50	3,794
Innoviva, Inc.* (Pharmaceuticals)	352	4,984
Inogen, Inc.* (Health Care Equipment & Supplies)	101	6,901
Inovalon Holdings, Inc.* (Health Care Technology)	403	7,584
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	252	18,653
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	202	14,199
Insmed, Inc.* (Biotechnology)	453	10,818
Insperity, Inc. (Professional Services)	202	17,380
Inspire Medical Systems, Inc.* (Health Care Technology)	50	3,711
Installed Building Products, Inc.* (Household Durables)	151	10,399
Instructure, Inc.* (Software)	202	9,738
Integer Holdings Corp.* (Health Care Equipment & Supplies)	202	16,247
Intellia Therapeutics, Inc.* (Biotechnology)	201	2,949
Intelsat S.A.* (Diversified Telecommunication Services)	403	2,833
Inter Parfums, Inc. (Personal Products)	101	7,344
Intercept Pharmaceuticals, Inc.* (Biotechnology)	151	18,712
InterDigital, Inc. (Communications Equipment)	202	11,007
Interface, Inc. (Commercial Services & Supplies)	352	5,840
International Bancshares Corp. (Banks)	303	13,050
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	151	4,494
Intersect ENT, Inc.* (Pharmaceuticals)	150	3,735
INTL FCStone, Inc.* (Capital Markets)	101	4,932
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	251	8,612
Intrexon Corp.*(a) (Biotechnology)	403	2,208
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	705	11,738
Investors Bancorp, Inc. (Banks)	1,310	15,609
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	50	3,625
Invitae Corp.* (Biotechnology)	503	8,113
Iovance Biotherapeutics, Inc.* (Biotechnology)	655	18,130
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	151	10,282
Iridium Communications, Inc.* (Diversified Telecommunication Services)	554	13,651
iRobot Corp.* (Household Durables)	151	7,645
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	856	11,393
iStar, Inc. (Equity Real Estate Investment Trusts)	352	5,108
Itron, Inc.* (Electronic Equipment, Instruments & Components)	202	16,958
J & J Snack Foods Corp. (Food Products)	101	18,611
j2 Global, Inc. (Software)	252	23,614
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	151	11,783
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	352	2,988
James River Group Holdings, Ltd. (Insurance)	151	6,223
Jeld-Wen Holding, Inc.* (Building Products)	403	9,434
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	100	1,914
John B. Sanfilippo & Son, Inc. (Food Products)	50	4,564
John Bean Technologies Corp. (Machinery)	151	17,011
K12, Inc.* (Diversified Consumer Services)	201	4,090
Kadant, Inc. (Machinery)	50	5,267
Kaiser Aluminum Corp. (Metals & Mining)	101	11,200
Kaman Corp.—Class A (Trading Companies & Distributors)	151	9,954
KB Home (Household Durables)	454	15,559
KBR, Inc. (IT Services)	806	24,583
Kearny Financial Corp. (Thrifts & Mortgage Finance)	453	6,265
Kelly Services, Inc.—Class A (Professional Services)	201	4,539
KEMET Corp. (Electronic Equipment, Instruments & Components)	302	8,169
Kennametal, Inc. (Machinery)	454	16,747
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	705	15,722
Kforce, Inc. (Professional Services)	151	5,995
Kimball International, Inc.—Class B (Commercial Services & Supplies)	201	4,155
Kinsale Capital Group, Inc. (Insurance)	101	10,268
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	453	8,847
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	151	3,083
Knoll, Inc. (Commercial Services & Supplies)	252	6,366
Knowles Corp.* (Electronic Equipment, Instruments & Components)	453	9,581
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	252	10,581
Koppers Holdings, Inc.* (Chemicals)	101	3,860
Korn Ferry (Professional Services)	303	12,847
Kraton Corp.* (Chemicals)	201	5,089
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	503	9,059
Kura Oncology, Inc.* (Biotechnology)	150	2,063
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	604	10,896
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	654	2,276
Lakeland Bancorp, Inc. (Banks)	251	4,362
Lakeland Financial Corp. (Banks)	151	7,388
Lancaster Colony Corp. (Food Products)	101	16,170
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	201	4,123
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,007	2,890

See accompanying notes to financial statements.

346  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	705	$13,494
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	554	9,756
La-Z-Boy, Inc. (Household Durables)	252	7,933
LCI Industries (Auto Components)	151	16,178
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	101	3,631
LendingClub Corp.* (Consumer Finance)	372	4,695
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,310	13,912
LGI Homes, Inc.* (Household Durables)	101	7,136
LHC Group, Inc.* (Health Care Providers & Services)	151	20,802
Liberty Braves Group*—Class C (Entertainment)	202	5,967
Liberty Latin America, Ltd.*—Class A (Media)	251	4,844
Liberty Latin America, Ltd.*—Class C (Media)	655	12,746
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	251	2,791
Liberty TripAdvisor Holdings, Inc.*—Class A (Interactive Media & Services)	403	2,962
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	101	10,533
Lindsay Corp. (Machinery)	50	4,800
Lithia Motors, Inc.—Class A (Specialty Retail)	101	14,847
LivaNova PLC* (Health Care Equipment & Supplies)	252	19,008
Live Oak Bancshares, Inc. (Banks)	150	2,852
Livent Corp.* (Chemicals)	805	6,883
LivePerson, Inc.* (Software)	353	13,061
LiveRamp Holdings, Inc.* (IT Services)	404	19,420
Loral Space & Communications, Inc.* (Media)	50	1,616
Louisiana-Pacific Corp. (Paper & Forest Products)	705	20,918
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	202	9,044
Lumentum Holdings, Inc.* (Communications Equipment)	454	36,002
Luminex Corp. (Life Sciences Tools & Services)	251	5,813
Luxfer Holdings PLC (Machinery)	150	2,777
M.D.C. Holdings, Inc. (Household Durables)	303	11,562
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	251	6,677
M/I Homes, Inc.* (Household Durables)	151	5,942
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	503	11,634
MacroGenics, Inc.* (Biotechnology)	251	2,731
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	50	4,556
Magellan Health, Inc.* (Health Care Providers & Services)	101	7,903
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	553	6,957
Malibu Boats, Inc.* (Leisure Products)	101	4,136
Mallinckrodt PLC*(a) (Pharmaceuticals)	453	1,581
ManTech International Corp.—Class A (IT Services)	151	12,062
Marcus & Millichap, Inc.* (Real Estate Management & Development)	151	5,625
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	252	32,447
Marten Transport, Ltd. (Road & Rail)	201	4,319
Masonite International Corp.* (Building Products)	151	10,904
MasTec, Inc.* (Construction & Engineering)	353	22,648
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	604	10,854
Materion Corp. (Metals & Mining)	101	6,004
Matrix Service Co.* (Energy Equipment & Services)	151	3,455
Matson, Inc. (Marine)	252	10,282
Matthews International Corp.—Class A (Commercial Services & Supplies)	151	5,764
Maxar Technologies, Inc. (Aerospace & Defense)	352	5,516
MAXIMUS, Inc. (IT Services)	353	26,260
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	352	7,469
MBIA, Inc.* (Insurance)	453	4,213
McDermott International, Inc.*(a) (Energy Equipment & Services)	1,008	682
McGrath RentCorp (Commercial Services & Supplies)	151	11,558
Medifast, Inc.(a) (Personal Products)	50	5,479
Medpace Holdings* (Life Sciences Tools & Services)	151	12,693
Mercantile Bank Corp. (Banks)	101	3,683
Mercury Systems, Inc.* (Aerospace & Defense)	303	20,940
Meredith Corp. (Media)	202	6,559
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	251	5,043
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	251	2,452
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	303	9,460
Meritage Homes Corp.* (Household Durables)	202	12,344
Meritor, Inc.* (Machinery)	453	11,864
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	202	7,375
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	202	7,949
MGE Energy, Inc. (Electric Utilities)	202	15,922
MGP Ingredients, Inc. (Beverages)	50	2,423
MicroStrategy, Inc.*—Class A (Software)	50	7,132
Middlesex Water Co. (Water Utilities)	101	6,421
Midland States BanCorp, Inc. (Banks)	101	2,925
Minerals Technologies, Inc. (Chemicals)	202	11,641
Mirati Therapeutics, Inc.* (Biotechnology)	151	19,458
Mobile Mini, Inc. (Commercial Services & Supplies)	252	9,553
MobileIron, Inc.* (Software)	553	2,688
Model N, Inc.* (Software)	202	7,084
Modine Manufacturing Co.* (Auto Components)	302	2,325
Moelis & Co. (Capital Markets)	252	8,044
Momenta Pharmaceuticals, Inc.* (Biotechnology)	554	10,930
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	50	2,428
Monmouth Real Estate Investment Corp.—Class A (Equity Real Estate Investment Trusts)	503	7,283
Monro, Inc. (Specialty Retail)	202	15,796

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 347

Common Stocks, continued

	Shares	Value
Moog, Inc.—Class A (Aerospace & Defense)	202	$17,237
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	101	2,196
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	453	5,667
MRC Global, Inc.* (Trading Companies & Distributors)	453	6,179
MSA Safety, Inc. (Commercial Services & Supplies)	202	25,524
MSG Networks, Inc.*—Class A (Media)	352	6,125
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	101	4,851
Mueller Industries, Inc. (Machinery)	303	9,620
Mueller Water Products, Inc.—Class A (Machinery)	906	10,854
Murphy USA, Inc.* (Specialty Retail)	151	17,667
Myers Industries, Inc. (Containers & Packaging)	201	3,353
Myokardia, Inc.* (Pharmaceuticals)	252	18,367
MYR Group, Inc.* (Construction & Engineering)	101	3,292
Myriad Genetics, Inc.* (Biotechnology)	403	10,974
Nabors Industries, Ltd. (Energy Equipment & Services)	1,964	5,656
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	201	5,592
Natera, Inc.* (Biotechnology)	303	10,208
National Bank Holdings Corp. (Banks)	151	5,318
National Beverage Corp.*(a) (Beverages)	50	2,551
National General Holdings Corp. (Insurance)	403	8,906
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	252	20,533
National Healthcare Corp. (Health Care Providers & Services)	50	4,322
National Presto Industries, Inc. (Aerospace & Defense)	50	4,420
National Research Corp. (Health Care Providers & Services)	50	3,297
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	303	10,187
National Vision Holdings, Inc.* (Specialty Retail)	453	14,691
Natus Medical, Inc.* (Health Care Equipment & Supplies)	202	6,664
Navistar International Corp.* (Machinery)	303	8,769
NBT Bancorp, Inc. (Banks)	252	10,221
Neenah, Inc. (Paper & Forest Products)	101	7,113
Nelnet, Inc.—Class A (Consumer Finance)	101	5,882
Neogen Corp.* (Health Care Equipment & Supplies)	303	19,774
NeoGenomics, Inc.* (Life Sciences Tools & Services)	503	14,713
NETGEAR, Inc.* (Communications Equipment)	151	3,701
NetScout Systems, Inc.* (Communications Equipment)	403	9,700
Nevro Corp.* (Health Care Equipment & Supplies)	151	17,749
New Jersey Resources Corp. (Gas Utilities)	504	22,463
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	453	3,465
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,158	7,214
Newmark Group, Inc. (Real Estate Management & Development)	805	10,831
Newpark Resources, Inc.* (Energy Equipment & Services)	503	3,154
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	101	4,545
NextGen Healthcare, Inc.* (Health Care Technology)	302	4,853
NIC, Inc. (IT Services)	352	7,867
Nicolet Bankshares, Inc.* (Banks)	50	3,693
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	201	4,076
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	353	11,713
Noble Corp. PLC* (Energy Equipment & Services)	1,410	1,720
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,562	3,655
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	251	4,257
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	554	9,213
Northwest Natural Holding Co. (Gas Utilities)	151	11,133
NorthWestern Corp. (Multi-Utilities)	303	21,716
Novagold Resources, Inc.* (Metals & Mining)	1,310	11,738
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	202	17,864
Novocure, Ltd.* (Health Care Equipment & Supplies)	454	38,258
NOW, Inc.* (Trading Companies & Distributors)	604	6,789
NuVasive, Inc.* (Health Care Equipment & Supplies)	303	23,434
NV5 Global, Inc.* (Construction & Engineering)	50	2,523
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,813	5,910
Oceaneering International, Inc.* (Energy Equipment & Services)	554	8,260
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	302	7,713
Office Depot, Inc. (Specialty Retail)	3,066	8,401
Office Properties Income Trust (Equity Real Estate Investment Trusts)	252	8,099
OFG Bancorp (Banks)	302	7,130
Oil States International, Inc.* (Energy Equipment & Services)	352	5,741
Old National Bancorp (Banks)	957	17,504
Omeros Corp.*(a) (Pharmaceuticals)	251	3,537
Omnicell, Inc.* (Health Care Technology)	252	20,593
ONE Gas, Inc. (Gas Utilities)	303	28,351
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	101	2,746
OneSpan, Inc.* (Software)	201	3,441
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	251	4,227
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	303	11,072
OPKO Health, Inc.* (Biotechnology)	1,914	2,814
Opus Bank (Banks)	101	2,613
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	352	2,827

See accompanying notes to financial statements.

348  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
ORBCOMM, Inc.* (Diversified Telecommunication Services)	403	$1,697
Origin BanCorp, Inc. (Banks)	101	3,822
Orion Engineered Carbons SA (Chemicals)	352	6,794
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	202	15,053
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	101	4,664
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	101	10,175
Otter Tail Corp. (Electric Utilities)	202	10,361
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	101	7,617
P.H. Glatfelter Co. (Paper & Forest Products)	251	4,593
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	805	4,138
Pacific Premier Bancorp, Inc. (Banks)	353	11,510
Pacira Biosciences, Inc.* (Pharmaceuticals)	252	11,416
Papa John's International, Inc. (Hotels,Restaurants & Leisure)	101	6,378
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	201	4,671
Park National Corp. (Banks)	101	10,340
Parsons Corp.* (Aerospace & Defense)	101	4,169
Patrick Industries, Inc. (Building Products)	151	7,917
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	503	13,458
Patterson Cos., Inc. (Health Care Providers & Services)	453	9,277
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	352	9,212
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	403	3,675
Peapack Gladstone Financial Corp. (Banks)	101	3,121
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	756	20,268
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	604	15,438
Pennsylvania Real Estate Investment Trust(a) (Equity Real Estate Investment Trusts)	403	2,148
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	151	5,140
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	403	8,983
Peoples BanCorp, Inc. (Banks)	101	3,501
People's Utah BanCorp (Banks)	101	3,042
Perdoceo Education Corp.* (Diversified Consumer Services)	403	7,411
Perficient, Inc.* (IT Services)	202	9,306
Performance Food Group Co.* (Food & Staples Retailing)	605	31,144
Perspecta, Inc. (IT Services)	807	21,337
Petiq, Inc.* (Health Care Providers & Services)	101	2,530
PGT Innovations, Inc.* (Building Products)	302	4,503
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	101	2,508
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	352	5,548
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,058	20,039
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	705	15,679
Piper Sandler Cos. (Capital Markets)	101	8,074
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,007	4,058
PJT Partners, Inc.—Class A (Capital Markets)	151	6,815
Plantronics, Inc. (Communications Equipment)	202	5,523
Playags, Inc.* (Hotels, Restaurants & Leisure)	150	1,820
Plexus Corp.* (Electronic Equipment, Instruments & Components)	151	11,618
Plug Power, Inc.*(a) (Electrical Equipment)	1,310	4,140
PNM Resources, Inc. (Electric Utilities)	454	23,022
PolyOne Corp. (Chemicals)	454	16,703
Portland General Electric Co. (Electric Utilities)	504	28,118
Portola Pharmaceuticals, Inc.* (Biotechnology)	353	8,430
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	353	15,274
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	151	14,935
PQ Group Holdings, Inc.* (Chemicals)	201	3,453
PRA Group, Inc.* (Consumer Finance)	252	9,148
Preferred Apartment Communities, Inc.—Class A (Equity Real Estate Investment Trusts)	251	3,343
Preferred Bank (Banks)	101	6,069
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	303	12,272
PriceSmart, Inc. (Food & Staples Retailing)	151	10,724
Primo Water Corp.* (Beverages)	201	2,256
Primoris Services Corp. (Construction & Engineering)	251	5,582
Principia BioPharma, Inc.* (Biotechnology)	50	2,739
ProAssurance Corp. (Insurance)	303	10,950
Progenics Pharmaceuticals, Inc.* (Biotechnology)	503	2,560
Progress Software Corp. (Software)	252	10,471
ProPetro Holding Corp.* (Energy Equipment & Services)	453	5,096
PROS Holdings, Inc.* (Software)	202	12,104
Proto Labs, Inc.* (Machinery)	151	15,334
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	352	8,677
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	101	16,652
PTC Therapeutics, Inc.* (Biotechnology)	303	14,553
Q2 Holdings, Inc.* (Software)	202	16,378
QAD, Inc. (Software)	50	2,547
QCR Holdings, Inc. (Banks)	101	4,430
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	1,360	6,120
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	303	16,444
Quaker Chemical Corp. (Chemicals)	50	8,226
Qualys, Inc.* (Software)	202	16,841
Quanex Building Products Corp. (Building Products)	201	3,433
Quidel Corp.* (Health Care Equipment & Supplies)	202	15,156
QuinStreet, Inc.* (Interactive Media & Services)	251	3,843

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 349

Common Stocks, continued

	Shares	Value
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	453	$4,467
R1 RCM, Inc.* (Health Care Providers & Services)	553	7,178
Ra Pharmaceuticals, Inc.* (Biotechnology)	202	9,480
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,159	29,159
Radius Health, Inc.* (Biotechnology)	252	5,080
RadNet, Inc.* (Health Care Providers & Services)	251	5,095
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	604	8,320
Rapid7, Inc.* (Software)	252	14,117
Raven Industries, Inc. (Industrial Conglomerates)	202	6,961
RBC Bearings, Inc.* (Machinery)	151	23,908
RE/MAX Holdings, Inc. (Real Estate Management & Development)	101	3,887
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	150	2,313
Realogy Holdings Corp. (Real Estate Management & Development)	654	6,331
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	101	20,647
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	50	1,651
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	403	9,652
Redfin Corp.* (Real Estate Management & Development)	503	10,633
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	554	9,163
Regenxbio, Inc.* (Biotechnology)	202	8,276
Regis Corp.* (Diversified Consumer Services)	151	2,698
Renasant Corp. (Banks)	303	10,732
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	201	5,417
Rent-A-Center, Inc. (Specialty Retail)	252	7,268
Repligen Corp.* (Biotechnology)	252	23,310
Republic Bancorp, Inc.—Class A (Banks)	50	2,340
Resources Connection, Inc. (Professional Services)	150	2,450
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	655	11,567
Retail Value, Inc. (Equity Real Estate Investment Trusts)	101	3,717
Retrophin, Inc.* (Biotechnology)	251	3,564
Revance Therapeutics, Inc.* (Pharmaceuticals)	252	4,090
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	605	27,629
Rexnord Corp.* (Machinery)	604	19,701
RH* (Specialty Retail)	101	21,564
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	151	3,467
Rite Aid Corp.*(a) (Food & Staples Retailing)	302	4,672
RLI Corp. (Insurance)	202	18,184
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	957	16,958
Rocket Pharmaceuticals, Inc.* (Biotechnology)	150	3,414
Rogers Corp.* (Electronic Equipment, Instruments & Components)	101	12,598
Rosetta Stone, Inc.* (Entertainment)	100	1,814
RPC, Inc. (Energy Equipment & Services)	352	1,844
RPT Realty (Equity Real Estate Investment Trusts)	453	6,813
Rubius Therapeutics, Inc.*(a) (Biotechnology)	201	1,910
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	151	7,022
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	151	3,287
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	252	21,838
S&T Bancorp, Inc. (Banks)	202	8,139
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,008	21,511
Safety Insurance Group, Inc. (Insurance)	101	9,346
Saia, Inc.* (Road & Rail)	151	14,060
SailPoint Technologies Holding, Inc.* (Software)	504	11,894
Sally Beauty Holdings, Inc.* (Specialty Retail)	705	12,866
Sanderson Farms, Inc. (Food Products)	101	17,798
Sandy Spring Bancorp, Inc. (Banks)	202	7,652
Sangamo Therapeutics, Inc.* (Biotechnology)	654	5,474
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	403	13,799
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	50	2,639
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	151	5,579
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	151	3,274
Scholastic Corp. (Media)	151	5,806
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	151	6,340
Science Applications International Corp. (IT Services)	353	30,718
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	302	8,088
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	253	9,953
Seacoast Banking Corp. of Florida* (Banks)	302	9,232
SEACOR Holdings, Inc.* (Energy Equipment & Services)	101	4,358
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	302	9,576
Select Energy Services, Inc.* (Energy Equipment & Services)	352	3,267
Select Medical Holdings Corp.* (Health Care Providers & Services)	604	14,097
Selective Insurance Group, Inc. (Insurance)	353	23,011
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	353	18,674
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,360	11,478
Sensient Technologies Corp. (Chemicals)	252	16,655
Seritage Growth Properties—Class A (Equity Real Estate Investment Trusts)	202	8,096
ServisFirst Bancshares, Inc. (Banks)	252	9,495
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	453	6,587
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	151	8,995
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	252	10,486

See accompanying notes to financial statements.

350  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	101	$4,331
Signet Jewelers, Ltd. (Specialty Retail)	302	6,565
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	252	29,227
Simmons First National Corp.—Class A (Banks)	503	13,475
Simply Good Foods Co.* (Food Products)	403	11,502
Simpson Manufacturing Co., Inc. (Building Products)	252	20,218
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	252	22,843
SJW Corp. (Water Utilities)	151	10,730
Skyline Corp.* (Household Durables)	303	9,605
SkyWest, Inc. (Airlines)	303	19,583
Sleep Number Corp.* (Specialty Retail)	151	7,435
SM Energy Co. (Oil, Gas & Consumable Fuels)	654	7,351
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	150	2,100
Sonic Automotive, Inc.—Class A (Specialty Retail)	151	4,681
Sonos, Inc.* (Household Durables)	403	6,295
South Jersey Industries, Inc. (Gas Utilities)	504	16,622
South State Corp. (Banks)	202	17,524
Southside Bancshares, Inc. (Banks)	202	7,502
Southwest Gas Holdings, Inc. (Gas Utilities)	303	23,019
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,073	7,437
SP Plus Corp.* (Commercial Services & Supplies)	151	6,407
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	604	2,199
Spire, Inc. (Gas Utilities)	303	25,243
Spirit Airlines, Inc.* (Airlines)	404	16,285
SPS Commerce, Inc.* (Software)	202	11,195
SPX Corp.* (Machinery)	252	12,822
SPX FLOW, Inc.* (Machinery)	252	12,315
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,360	5,603
STAAR Surgical Co.* (Health Care Equipment & Supplies)	252	8,863
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	705	22,257
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	101	8,436
Standard Motor Products, Inc. (Auto Components)	101	5,375
Standex International Corp. (Machinery)	50	3,968
State Auto Financial Corp. (Insurance)	101	3,133
Steelcase, Inc.—Class A (Commercial Services & Supplies)	503	10,291
Stemline Therapeutics, Inc.* (Biotechnology)	201	2,137
Stepan Co. (Chemicals)	101	10,346
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	504	21,677
Stewart Information Services Corp. (Insurance)	151	6,159
Stifel Financial Corp. (Capital Markets)	404	24,502
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	252	6,466
Stock Yards BanCorp, Inc. (Banks)	101	4,147
Stoneridge, Inc.* (Auto Components)	151	4,427
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	302	6,107
Strategic Education, Inc. (Diversified Consumer Services)	101	16,049
Sturm, Ruger & Co., Inc. (Leisure Products)	101	4,750
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	604	7,453
Summit Materials, Inc.*—Class A (Construction Materials)	655	15,654
SunCoke Energy, Inc. (Metals & Mining)	503	3,134
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	352	2,746
Sunrun, Inc.* (Electrical Equipment)	605	8,355
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,310	18,235
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	302	7,163
Surmodics, Inc.* (Health Care Equipment & Supplies)	50	2,072
SVMK, Inc.* (Software)	453	8,095
Sykes Enterprises, Inc.* (IT Services)	202	7,472
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	202	13,286
Syneos Health, Inc.* (Life Sciences Tools & Services)	353	20,995
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	101	4,917
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	101	6,819
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	100	3,015
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	303	18,062
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	503	7,409
Taylor Morrison Home Corp.*—Class A (Household Durables)	604	13,203
Team, Inc.* (Commercial Services & Supplies)	150	2,396
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	202	29,006
TechTarget, Inc.* (Media)	151	3,941
TEGNA, Inc. (Media)	1,209	20,178
Teladoc Health, Inc.* (Health Care Technology)	404	33,824
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	553	4,026
Tenable Holdings, Inc.* (Software)	201	4,816
Tenet Healthcare Corp.* (Health Care Providers & Services)	604	22,970
Tennant Co. (Machinery)	101	7,870
Tenneco, Inc. (Auto Components)	302	3,956
Terex Corp. (Machinery)	353	10,512
Terraform Power, Inc.—Class A (Independent Power and Renewable Electricity Producers)	403	6,202
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	353	19,111
Tetra Tech, Inc. (Commercial Services & Supplies)	303	26,105
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	404	22,752
TG Therapeutics, Inc.* (Biotechnology)	453	5,028

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 351

Common Stocks, continued

	Shares	Value
The Andersons, Inc. (Food & Staples Retailing)	201	$5,081
The Bancorp, Inc.* (Banks)	302	3,917
The Boston Beer Co., Inc.*—Class A (Beverages)	50	18,892
The Brink's Co. (Commercial Services & Supplies)	303	27,475
The Buckle, Inc. (Specialty Retail)	151	4,083
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	252	9,793
The Children's Place, Inc. (Specialty Retail)	101	6,315
The E.W. Scripps Co.—Class A (Media)	302	4,744
The Ensign Group, Inc. (Health Care Providers & Services)	303	13,747
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	655	10,880
The Greenbrier Cos., Inc. (Machinery)	202	6,551
The Manitowoc Co., Inc.* (Machinery)	201	3,518
The Marcus Corp. (Entertainment)	151	4,797
The Medicines Co.* (Pharmaceuticals)	404	34,315
The Michaels Cos., Inc.* (Specialty Retail)	503	4,069
The Providence Service Corp.* (Health Care Providers & Services)	50	2,959
The St Joe Co.* (Real Estate Management & Development)	201	3,986
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	1,109	2,684
Theravance Biopharma, Inc.* (Pharmaceuticals)	251	6,498
Thermon Group Holdings, Inc.* (Electrical Equipment)	201	5,387
Third Point Reinsurance, Ltd.* (Insurance)	403	4,240
Tidewater, Inc.* (Energy Equipment & Services)	201	3,875
Tivity Health, Inc.* (Health Care Providers & Services)	251	5,107
TiVo Corp. (Software)	705	5,978
Tompkins Financial Corp. (Banks)	101	9,242
Tootsie Roll Industries, Inc.(a) (Food Products)	101	3,448
TopBuild Corp.* (Household Durables)	202	20,822
TowneBank (Banks)	353	9,820
TPG RE Finance Trust, Inc.—Class T (Mortgage Real Estate Investment Trusts)	302	6,122
TPI Composites, Inc.* (Electrical Equipment)	151	2,795
Tredegar Corp. (Chemicals)	151	3,375
Trex Co., Inc.* (Building Products)	353	31,727
TRI Pointe Group, Inc.* (Household Durables)	806	12,557
Tricida, Inc.* (Pharmaceuticals)	101	3,812
TriCo Bancshares (Banks)	151	6,162
TriMas Corp.* (Machinery)	252	7,915
TriNet Group, Inc.* (Professional Services)	252	14,266
Trinseo SA (Chemicals)	252	9,377
Triple-S Management Corp.* (Health Care Providers & Services)	105	1,941
Tristate Capital Holdings, Inc.* (Banks)	151	3,944
Triton International, Ltd/Bermuda (Trading Companies & Distributors)	303	12,181
Triumph BanCorp, Inc.* (Banks)	151	5,741
Triumph Group, Inc. (Aerospace & Defense)	302	7,632
Tronox Holdings PLC—Class A (Chemicals)	553	6,315
TrueBlue, Inc.* (Professional Services)	201	4,836
TrueCar, Inc.* (Interactive Media & Services)	604	2,869
Trupanion, Inc.*(a) (Insurance)	151	5,656
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	553	4,795
Trustmark Corp. (Banks)	353	12,182
TTEC Holdings, Inc. (IT Services)	101	4,002
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	553	8,323
Tucows, Inc.* (IT Services)	50	3,089
Tupperware Brands Corp. (Household Durables)	251	2,154
Tutor Perini Corp.* (Construction & Engineering)	201	2,585
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	101	2,591
Twist Bioscience Corp.* (Biotechnology)	101	2,121
U.S. Concrete, Inc.* (Construction Materials)	101	4,208
U.S. Ecology, Inc. (Commercial Services & Supplies)	101	5,849
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	50	5,718
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	403	2,478
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	201	4,717
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	302	12,898
UMB Financial Corp. (Banks)	252	17,297
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	201	3,162
UniFirst Corp. (Commercial Services & Supplies)	101	20,399
Unisys Corp.* (IT Services)	302	3,582
Unit Corp.* (Energy Equipment & Services)	302	210
United Bankshares, Inc. (Banks)	554	21,418
United Community Banks, Inc. (Banks)	453	13,989
United Community Financial Corp. (Thrifts & Mortgage Finance)	251	2,927
United Fire Group, Inc. (Insurance)	101	4,417
United Natural Foods, Inc.* (Food & Staples Retailing)	302	2,646
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,057	8,678
Unitil Corp. (Multi-Utilities)	101	6,244
Universal Corp. (Tobacco)	151	8,616
Universal Electronics, Inc.* (Household Durables)	101	5,278
Universal Forest Products, Inc. (Building Products)	353	16,838
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	50	5,868
Universal Insurance Holdings, Inc. (Insurance)	151	4,226
Univest Financial Corp. (Banks)	151	4,044
Upland Software, Inc.* (Software)	151	5,392
Upwork, Inc.* (Professional Services)	302	3,222
Urban Edge Properties (Equity Real Estate Investment Trusts)	655	12,563
Urogen Pharma, Ltd.* (Biotechnology)	101	3,370
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	151	3,751
USANA Health Sciences, Inc.* (Personal Products)	101	7,934
Valley National Bancorp (Banks)	2,165	24,788
Vanda Pharmaceuticals, Inc.* (Biotechnology)	301	4,939
Varex Imaging Corp.* (Health Care Equipment & Supplies)	202	6,022
Varonis Systems, Inc.* (Software)	151	11,734

See accompanying notes to financial statements.

352  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Vector Group, Ltd. (Tobacco)	634	$8,489
Vectrus, Inc.* (Aerospace & Defense)	50	2,563
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	251	3,686
Veracyte, Inc.* (Biotechnology)	251	7,008
Vericel Corp.* (Biotechnology)	252	4,385
Verint Systems, Inc.* (Software)	353	19,542
Veritex Holdings, Inc. (Banks)	302	8,797
Verra Mobility Corp.*—Class C (IT Services)	554	7,750
Verso Corp.*—Class A (Paper & Forest Products)	201	3,624
Viad Corp. (Commercial Services & Supplies)	101	6,818
Viavi Solutions, Inc.* (Communications Equipment)	1,310	19,650
Vicor Corp.* (Electrical Equipment)	101	4,719
ViewRay, Inc.* (Health Care Equipment & Supplies)	402	1,696
Viking Therapeutics, Inc.*(a) (Biotechnology)	352	2,823
Virtus Investment Partners, Inc. (Capital Markets)	50	6,086
Virtusa Corp.* (IT Services)	151	6,845
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	756	16,095
Vista Outdoor, Inc.* (Leisure Products)	302	2,259
Visteon Corp.* (Auto Components)	151	13,075
Vocera Communications, Inc.* (Health Care Technology)	151	3,135
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,259	9,329
Voyager Therapeutics, Inc.* (Biotechnology)	150	2,093
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	553	3,075
Wabash National Corp. (Machinery)	302	4,436
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	403	6,738
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	151	9,767
Warrior Met Coal, Inc. (Metals & Mining)	302	6,381
Washington Federal, Inc. (Thrifts & Mortgage Finance)	454	16,639
Washington Prime Group, Inc.(a) (Equity Real Estate Investment Trusts)	1,057	3,847
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	453	13,219
Washington Trust BanCorp, Inc. (Banks)	101	5,433
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	150	2,855
Watford Holdings, Ltd.* (Insurance)	101	2,541
Watts Water Technologies, Inc.—Class A (Machinery)	151	15,064
WaVe Life Sciences, Ltd.*(a) (Pharmaceuticals)	151	1,210
WD-40 Co. (Household Products)	101	19,608
Welbilt, Inc.* (Machinery)	756	11,801
Werner Enterprises, Inc. (Road & Rail)	252	9,170
WesBanco, Inc. (Banks)	353	13,340
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	302	3,328
Westamerica Bancorporation (Banks)	151	10,233
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	251	2,593
Whitestone REIT (Equity Real Estate Investment Trusts)	201	2,738
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	503	3,692
William Lyon Homes*—Class A (Household Durables)	201	4,016
Willscot Corp.* (Construction & Engineering)	302	5,584
Wingstop, Inc. (Hotels, Restaurants & Leisure)	151	13,021
Winnebago Industries, Inc. (Automobiles)	151	8,000
WisdomTree Investments, Inc. (Capital Markets)	755	3,654
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	504	17,005
Workiva, Inc.* (Software)	202	8,494
World Acceptance Corp.* (Consumer Finance)	50	4,320
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	353	15,327
Worthington Industries, Inc. (Metals & Mining)	202	8,520
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	705	21,488
WSFS Financial Corp. (Thrifts & Mortgage Finance)	303	13,329
WW International, Inc.* (Diversified Consumer Services)	252	9,629
Xencor, Inc.* (Biotechnology)	252	8,666
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	655	14,155
Xperi Corp. (Semiconductors & Semiconductor Equipment)	302	5,587
Yelp, Inc.* (Interactive Media & Services)	403	14,036
Yeti Holdings, Inc.* (Leisure Products)	202	7,026
Yext, Inc.* (Software)	503	7,253
Y-mAbs Therapeutics, Inc.* (Biotechnology)	101	3,156
York Water Co. (Water Utilities)	50	2,306
ZIOPHARM Oncology, Inc.*(a) (Biotechnology)	906	4,276
ZixCorp.* (Software)	302	2,048
Zogenix, Inc.* (Pharmaceuticals)	252	13,137
Zumiez, Inc.* (Specialty Retail)	101	3,489
Zuora, Inc.*—Class A (Software)	503	7,208
TOTAL COMMON STOCKS (Cost $7,450,859)		10,681,567

Contingent Right(NM)

A. Schulman, Inc.*+(b) (Chemicals)	148	77
TOTAL CONTINGENT RIGHT (Cost $296)		77

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 353

Repurchase Agreements(c)(d) (51.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $10,250,764	$10,250,000	$10,250,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,250,000)		10,250,000

Collateral for Securities Loaned (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.66%(e)	79,237	$79,237
Fidelity Investments Money Market Government Portfolio—Class I, 1.59%(e)	27,483	27,483
Invesco Government & Agency Portfolio—Institutional Shares, 1.59%(e)	8,851	8,851
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $115,571)		115,571
TOTAL INVESTMENT SECURITIES (Cost $17,816,726)—104.7%		21,047,215
Net other assets (liabilities)—(4.7)%		(937,744)
NET ASSETS—100.0%		$20,109,471

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 was $110,969.
(b)	No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2019, the aggregate amount held in a segregated account was $3,585,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	29	3/23/20	$2,421,355	$17,032

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	1/27/20	1.68%	$4,944,408	$(6,596)
Russell 2000 Index	Goldman Sachs International	1/27/20	1.88%	13,714,273	92
				$18,658,681	$(6,504)
iShares Russell 2000 ETF	UBS AG	1/27/20	1.43%	$6,332,065	$(8,272)
Russell 2000 Index	UBS AG	1/27/20	1.63%	2,261,146	76
				$8,593,211	$(8,196)
Total unrealized appreciation on Swap Agreements					168
Total unrealized (depreciation) on Swap Agreements					(14,868)
				$27,251,892	$(14,700)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

354  :: ProFund VP UltraSmall-Cap :: Financial Statements

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$154,112	0.8%
Air Freight & Logistics	36,470	0.2%
Airlines	51,951	0.3%
Auto Components	124,245	0.6%
Automobiles	8,000	NM
Banks	1,029,769	5.1%
Beverages	40,325	0.2%
Biotechnology	699,976	3.4%
Building Products	186,764	0.9%
Capital Markets	154,396	0.8%
Chemicals	213,544	1.2%
Commercial Services & Supplies	311,115	1.5%
Communications Equipment	123,861	0.6%
Construction & Engineering	115,172	0.6%
Construction Materials	19,862	0.1%
Consumer Finance	63,635	0.3%
Containers & Packaging	10,027	NM
Distributors	8,568	NM
Diversified Consumer Services	95,829	0.5%
Diversified Financial Services	26,800	0.1%
Diversified Telecommunication Services	55,493	0.3%
Electric Utilities	119,126	0.6%
Electrical Equipment	118,092	0.6%
Electronic Equipment, Instruments & Components	286,324	1.4%
Energy Equipment & Services	94,861	0.5%
Entertainment	24,891	0.1%
Equity Real Estate Investment Trusts	771,197	3.8%
Food & Staples Retailing	79,716	0.4%
Food Products	143,977	0.8%
Gas Utilities	136,510	0.7%
Health Care Equipment & Supplies	414,937	2.0%
Health Care Providers & Services	234,326	1.2%
Health Care Technology	110,672	0.6%
Hotels, Restaurants & Leisure	284,545	1.5%
Household Durables	199,417	1.0%
Household Products	27,007	0.1%
Independent Power and Renewable Electricity Producers	46,596	0.2%
Industrial Conglomerates	6,961	NM
Insurance	240,328	1.2%
Interactive Media & Services	46,867	0.2%
Internet & Direct Marketing Retail	32,017	0.2%
IT Services	254,606	1.3%
Leisure Products	38,202	0.2%
Life Sciences Tools & Services	72,710	0.4%
Machinery	431,045	2.1%
Marine	10,282	0.1%
Media	85,102	0.4%
Metals & Mining	142,170	0.7%
Mortgage Real Estate Investment Trusts	142,619	0.7%
Multiline Retail	9,447	NM
Multi-Utilities	72,660	0.4%
Oil, Gas & Consumable Fuels	208,344	1.0%
Paper & Forest Products	49,968	0.2%
Personal Products	30,137	0.1%
Pharmaceuticals	217,831	1.1%
Professional Services	167,964	0.8%
Real Estate Management & Development	78,412	0.4%
Road & Rail	57,129	0.3%
Semiconductors & Semiconductor Equipment	309,674	1.5%
Software	499,950	2.5%
Specialty Retail	267,551	1.4%
Technology Hardware, Storage & Peripherals	16,614	0.1%
Textiles, Apparel & Luxury Goods	109,782	0.5%
Thrifts & Mortgage Finance	226,456	1.1%
Tobacco	17,105	0.1%
Trading Companies & Distributors	154,418	0.8%
Water Utilities	49,951	0.2%
Wireless Telecommunication Services	13,234	0.1%
Other**	9,427,827	46.9%
Total	$20,109,471	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 355

Statement of Assets and Liabilities
December 31, 2019

ASSETS:
Total Investment Securities, at cost	$17,816,726
Securities, at value(a)	10,797,215
Repurchase agreements, at value	10,250,000
Total Investment Securities, at value	21,047,215
Cash	246
Segregated cash balances for futures contracts with brokers	95,700
Segregated cash balances for swap agreements with custodian	738
Dividends and interest receivable	14,371
Unrealized appreciation on swap agreements	168
Receivable for capital shares issued	1,028
Receivable for investments sold	4,623
Variation margin on futures contracts	2,175
Prepaid expenses	134
TOTAL ASSETS	21,166,398

LIABILITIES:
Payable for capital shares redeemed	864,136
Payable for collateral for securities loaned	115,571
Unrealized depreciation on swap agreements	14,868
Advisory fees payable	14,097
Management services fees payable	1,879
Administration fees payable	1,551
Administrative services fees payable	9,941
Distribution fees payable	9,745
Trustee fees payable	8
Transfer agency fees payable	2,187
Fund accounting fees payable	1,191
Compliance services fees payable	114
Other accrued expenses	21,639
TOTAL LIABILITIES	1,056,927
NET ASSETS	$20,109,471
NET ASSETS CONSIST OF:
Capital	$15,001,058
Total distributable earnings (loss)	5,108,413
NET ASSETS	$20,109,471
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	847,702
Net Asset Value (offering and redemption price per share)	$23.72
(a) Includes securities on loan valued at:	$110,969

Statement of Operations
For the Year Ended December 31, 2019

INVESTMENT INCOME:
Dividends	$133,090
Interest	244,823
Foreign tax withholding	(35)
Income from securities lending	4,865
TOTAL INVESTMENT INCOME	382,743

EXPENSES:
Advisory fees	163,980
Management services fees	21,864
Administration fees	18,618
Transfer agency fees	14,270
Administrative services fees	55,998
Distribution fees	54,660
Custody fees	3,342
Fund accounting fees	14,480
Trustee fees	499
Compliance services fees	267
Other fees	36,758
Total Gross Expenses before reductions	384,736
Expenses reduced and reimbursed by the Advisor	(17,421)
TOTAL NET EXPENSES	367,315
NET INVESTMENT INCOME (LOSS)	15,428
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	95,375
Net realized gains (losses) on futures contracts	238,809
Net realized gains (losses) on swap agreements	6,901,026
Change in net unrealized appreciation/depreciation on investment securities	2,042,635
Change in net unrealized appreciation/depreciation on futures contracts	16,939
Change in net unrealized appreciation/depreciation on swap agreements	(297,979)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,996,805
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,012,233

See accompanying notes to financial statements.

356  :: ProFund VP UltraSmall-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$15,428	$(24,714)
Net realized gains (losses) on investments	7,235,210	(4,891,678)
Change in net unrealized appreciation/depreciation on investments	1,761,595	(1,429,317)
Change in net assets resulting from operations	9,012,233	(6,345,709)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(7,150,628)
Change in net assets resulting from distributions	—	(7,150,628)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	294,926,860	476,934,835
Distributions reinvested	—	7,150,628
Value of shares redeemed	(300,565,877)	(485,725,607)
Change in net assets resulting from capital transactions	(5,639,017)	(1,640,144)
Change in net assets	3,373,216	(15,136,481)

NET ASSETS:
Beginning of period	16,736,255	31,872,736
End of period	$20,109,471	$16,736,255

SHARE TRANSACTIONS:
Issued	14,324,843	18,831,725
Reinvested	—	272,301
Redeemed	(14,516,368)	(19,179,804)
Change in shares	(191,525)	(75,778)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraSmall-Cap :: 357

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$16.10	$28.59	$25.21	$18.07	$21.36

Investment Activities:
Net investment income (loss)(a)	0.01	(0.02)	(0.20)	(0.15)	(0.19)
Net realized and unrealized gains (losses) on investments	7.61	(4.67)	6.48	7.29	(2.48)
Total income (loss) from investment activities	7.62	(4.69)	6.28	7.14	(2.67)

Distributions to Shareholders From:
Net realized gains on investments	—	(7.80)	(2.90)	—	(0.62)

Net Asset Value, End of Period	$23.72	$16.10	$28.59	$25.21	$18.07

Total Return	47.33%	(26.95)%	25.20%	39.51%	(12.93)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.74%	1.72%	1.78%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.07%	(0.09)%	(0.74)%	(0.79)%	(0.89)%

Supplemental Data:
Net assets, end of period (000's)	$20,109	$16,736	$31,873	$26,775	$19,372
Portfolio turnover rate(b)	66%	18%	27%	32%	45%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

358 :: ProFund VP Utilities :: Management Discussion of Fund Performance

ProFund VP Utilities (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). For the year ended December 31, 2019, the Fund had a total return of 22.88%. For the same period, the Index had a return of 24.94%1 and a volatility of 11.40%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, and water utilities.

During the year ended December 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from December 31, 2009 to December 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/19

Fund	One Year	Five Year	Ten Year
ProFund VP Utilities	22.88%	8.54%	10.36%
Dow Jones U.S. UtilitiesSM Index	24.94%	10.36%	12.19%
S&P 500®	31.49%	11.70%	13.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Utilities	1.65%	1.65%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2019. Contractual fee waivers are in effect through April 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	4%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	11.9%
The Southern Co.	6.7%
Duke Energy Corp.	6.2%
Dominion Energy, Inc.	4.8%
American Electric Power Co., Inc.	4.7%

Dow Jones U.S. UtilitiesSM Index – Composition

% of Index
Electric Utilities	58%
Multi-Utilities	31%
Gas Utilities	5%
Independent Power and Renewable Electricity Producers	3%
Water Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Utilities :: 359

Schedule of Portfolio Investments :: December 31, 2019

Common Stocks (96.9%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	2,295	$186,285
Alliant Energy Corp. (Electric Utilities)	10,672	583,972
Ameren Corp. (Multi-Utilities)	10,924	838,963
American Electric Power Co., Inc. (Electric Utilities)	21,932	2,072,793
American Water Works Co., Inc. (Water Utilities)	8,027	986,117
Aqua America, Inc. (Water Utilities)	9,583	449,826
Atmos Energy Corp. (Gas Utilities)	5,299	592,746
Avangrid, Inc. (Electric Utilities)	2,469	126,314
Avista Corp. (Multi-Utilities)	2,962	142,443
Black Hills Corp. (Multi-Utilities)	2,729	214,336
CenterPoint Energy, Inc. (Multi-Utilities)	22,299	608,094
CMS Energy Corp. (Multi-Utilities)	12,602	791,910
Consolidated Edison, Inc. (Multi-Utilities)	14,760	1,335,337
Dominion Energy, Inc. (Multi-Utilities)	25,774	2,134,602
DTE Energy Co. (Multi-Utilities)	8,529	1,107,661
Duke Energy Corp. (Electric Utilities)	30,186	2,753,265
Edison International (Electric Utilities)	15,922	1,200,678
El Paso Electric Co. (Electric Utilities)	1,809	122,813
Entergy Corp. (Electric Utilities)	8,839	1,058,912
Evergy, Inc. (Electric Utilities)	10,119	658,646
Eversource Energy (Electric Utilities)	14,375	1,222,881
Exelon Corp. (Electric Utilities)	43,161	1,967,710
FirstEnergy Corp. (Electric Utilities)	23,990	1,165,914
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,839	226,756
IDACORP, Inc. (Electric Utilities)	2,237	238,912
MDU Resources Group, Inc. (Multi-Utilities)	8,898	264,360
National Fuel Gas Co. (Gas Utilities)	3,832	178,341
New Jersey Resources Corp. (Gas Utilities)	4,240	188,977
NextEra Energy, Inc. (Electric Utilities)	21,703	5,255,597
NiSource, Inc. (Multi-Utilities)	16,585	461,726
NorthWestern Corp. (Multi-Utilities)	2,240	160,541
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	11,171	444,047
ONE Gas, Inc. (Gas Utilities)	2,341	219,047
Pinnacle West Capital Corp. (Electric Utilities)	4,990	448,751
PNM Resources, Inc. (Electric Utilities)	3,537	179,361
Portland General Electric Co. (Electric Utilities)	3,968	221,375
PPL Corp. (Electric Utilities)	32,103	1,151,856
Public Service Enterprise Group, Inc. (Multi-Utilities)	22,454	1,325,909
Sempra Energy (Multi-Utilities)	12,516	1,895,923
South Jersey Industries, Inc. (Gas Utilities)	4,102	135,284
Southwest Gas Holdings, Inc. (Gas Utilities)	2,425	184,227
Spire, Inc. (Gas Utilities)	2,263	188,531
The AES Corp. (Independent Power and Renewable Electricity Producers)	29,476	586,573
The Southern Co. (Electric Utilities)	46,563	2,966,064
UGI Corp. (Gas Utilities)	9,280	419,085
Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	19,908	457,685
WEC Energy Group, Inc. (Multi-Utilities)	14,004	1,291,589
Xcel Energy, Inc. (Electric Utilities)	23,282	1,478,174
TOTAL COMMON STOCKS (Cost $24,415,058)		42,890,909

Repurchase Agreements(a) (3.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.25%–1.45%, dated 12/31/19, due 1/2/20, total to be received $1,557,116	$1,557,000	$1,557,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,557,000)		1,557,000
TOTAL INVESTMENT SECURITIES (Cost $25,972,058)—100.4%		44,447,909
Net other assets (liabilities)—(0.4)%		(171,958)
NET ASSETS—100.0%		$44,275,951

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	1/23/20	2.13%	$1,649,894	$16,092

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

360  :: ProFund VP Utilities :: Financial Statements

ProFund VP Utilities invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Electric Utilities	$25,287,029	57.1%
Gas Utilities	2,106,238	4.8%
Independent Power and Renewable Electricity Producers	1,488,305	3.4%
Multi-Utilities	12,573,394	28.4%
Water Utilities	1,435,943	3.2%
Other**	1,385,042	3.1%
Total	$44,275,951	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 361

Statement of Assets and Liabilities December 31, 2019
ASSETS:
Total Investment Securities, at cost	$25,972,058
Securities, at value	42,890,909
Repurchase agreements, at value	1,557,000
Total Investment Securities, at value	44,447,909
Cash	765
Dividends and interest receivable	64,634
Unrealized appreciation on swap agreements	16,092
Receivable for capital shares issued	5,139
Prepaid expenses	208
TOTAL ASSETS	44,534,747

LIABILITIES:
Payable for capital shares redeemed	152,710
Advisory fees payable	27,477
Management services fees payable	3,664
Administration fees payable	3,042
Administrative services fees payable	19,503
Distribution fees payable	19,439
Trustee fees payable	15
Transfer agency fees payable	4,885
Fund accounting fees payable	1,729
Compliance services fees payable	237
Other accrued expenses	26,095
TOTAL LIABILITIES	258,796
NET ASSETS	$44,275,951
NET ASSETS CONSIST OF:
Capital	$20,000,444
Total distributable earnings (loss)	24,275,507
NET ASSETS	$44,275,951
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	877,757
Net Asset Value (offering and redemption price per share)	$50.44

Statement of Operations For the Year Ended December 31, 2019
INVESTMENT INCOME:
Dividends	$1,219,218
Interest	31,599
TOTAL INVESTMENT INCOME	1,250,817

EXPENSES:
Advisory fees	306,266
Management services fees	40,835
Administration fees	34,847
Transfer agency fees	26,634
Administrative services fees	115,025
Distribution fees	102,089
Custody fees	5,990
Fund accounting fees	20,004
Trustee fees	1,014
Compliance services fees	568
Audit fees	35,988
Other fees	21,092
Total Gross Expenses before reductions	710,352
Expenses reduced and reimbursed by the Advisor	(24,318)
TOTAL NET EXPENSES	686,034
NET INVESTMENT INCOME (LOSS)	564,783
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	7,666,680
Net realized gains (losses) on swap agreements	292,896
Change in net unrealized appreciation/depreciation on investment securities	(510,973)
Change in net unrealized appreciation/depreciation on swap agreements	(24,346)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,424,257
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,989,040

See accompanying notes to financial statements.

362  :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets
	Year Ended December 31, 2019	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$564,783	$597,745
Net realized gains (losses) on investments	7,959,576	2,646,759
Change in net unrealized appreciation/depreciation on investments	(535,319)	(3,269,989)
Change in net assets resulting from operations	7,989,040	(25,485)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(2,834,874)	(1,655,742)
Change in net assets resulting from distributions	(2,834,874)	(1,655,742)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	41,363,727	46,762,757
Distributions reinvested	2,834,874	1,655,742
Value of shares redeemed	(46,028,628)	(44,249,665)
Change in net assets resulting from capital transactions	(1,830,027)	4,168,834
Change in net assets	3,324,139	2,487,607

NET ASSETS:
Beginning of period	40,951,812	38,464,205
End of period	$44,275,951	$40,951,812

SHARE TRANSACTIONS:
Issued	845,893	1,044,029
Reinvested	60,613	39,451
Redeemed	(952,580)	(1,002,245)
Change in shares	(46,074)	81,235

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Utilities :: 363

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$44.33	$45.65	$43.68	$39.63	$43.44

Investment Activities:
Net investment income (loss)(a)	0.67	0.79	0.76	0.74	0.77
Net realized and unrealized gains (losses) on investments	9.18	0.39 (b)	3.89	5.26	(3.55)
Total income (loss) from investment activities	9.85	1.18	4.65	6.00	(2.78)

Distributions to Shareholders From:
Net investment income	(0.79)	(1.00)	(1.02)	(0.68)	(0.84)
Net realized gains on investments	(2.95)	(1.50)	(1.66)	(1.27)	(0.19)
Total distributions	(3.74)	(2.50)	(2.68)	(1.95)	(1.03)

Net Asset Value, End of Period	$50.44	$44.33	$45.65	$43.68	$39.63

Total Return	22.88%	2.89%	10.64%	15.07%	(6.40)%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.79%	1.72%	1.71%	1.73%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.38%	1.78%	1.62%	1.68%	1.91%

Supplemental Data:
Net assets, end of period (000's)	$44,276	$40,952	$38,464	$40,197	$30,117
Portfolio turnover rate(c)	209%	108%	60%	97%	59%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

This Page Intentionally Left Blank

Notes to Financial Statements

366 :: Notes to Financial Statements :: December 31, 2019

1. Organization

ProFunds (the "Trust") consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds VP" and individually, a "ProFund VP"):

Classic ProFunds VP:

ProFund VP Asia 30

ProFund VP Bull

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP International

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

Sector ProFunds VP:

ProFund VP Banks

ProFund VP Basic Materials

ProFund VP Biotechnology

ProFund VP Consumer Goods

ProFund VP Consumer Services

ProFund VP Financials

ProFund VP Health Care

ProFund VP Industrials

ProFund VP Internet

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Semiconductor

ProFund VP Technology

ProFund VP Telecommunications

ProFund VP Utilities

Non-Equity ProFunds VP:

ProFund VP Falling U.S. Dollar

ProFund VP Rising Rates Opportunity

ProFund VP U.S. Government Plus

Money Market ProFund VP:

ProFund VP Government Money Market

The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the "non-money market ProFunds VP." Each non-money market ProFund VP, other than ProFund VP Consumer Services, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

December 31, 2019 :: Notes to Financial Statements :: 367

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of the ProFund VP's total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of December 31, 2019, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Commerce, 1.42% dated 12/31/19, due 1/2/20(1)	HSBC Securities (USA), Inc., 1.25% dated 12/31/19, due 1/2/20(2)	RBC Capital Markets, LLC, 1.40% dated 12/31/19, due 1/2/20(3)	Societe' Generale, 1.45% dated 12/31/19, due 1/2/20(4)	UMB Bank N.A., 1.29% dated 12/31/19, due 1/2/20(5)
ProFund VP Asia 30	$7,000	$30,000	$26,000	$6,000	$3,000
ProFund VP Banks	31,000	122,000	107,000	25,000	5,000
ProFund VP Basic Materials	35,000	138,000	120,000	28,000	5,000
ProFund VP Bear	381,000	1,472,000	1,283,000	305,000	36,000
ProFund VP Biotechnology	131,000	505,000	440,000	104,000	13,000
ProFund VP Bull	2,141,000	8,259,000	7,196,000	1,712,000	185,000
ProFund VP Consumer Goods	21,000	83,000	72,000	17,000	3,000
ProFund VP Consumer Services	95,000	366,000	319,000	76,000	9,000
ProFund VP Dow 30	34,000	133,000	116,000	26,000	9,000
ProFund VP Emerging Markets	308,000	1,191,000	1,037,000	246,000	31,000
ProFund VP Falling U.S. Dollar	54,000	211,000	184,000	42,000	13,000
ProFund VP Financials	50,000	193,000	168,000	40,000	6,000
ProFund VP Government Money Market	13,770,000	53,099,000	46,269,000	11,016,000	1,149,000

368 :: Notes to Financial Statements :: December 31, 2019

Fund Name	Canadian Imperial Bank of Commerce, 1.42% dated 12/31/19, due 1/2/20(1)	HSBC Securities (USA), Inc., 1.25% dated 12/31/19, due 1/2/20(2)	RBC Capital Markets, LLC, 1.40% dated 12/31/19, due 1/2/20(3)	Societe' Generale, 1.45% dated 12/31/19, due 1/2/20(4)	UMB Bank N.A., 1.29% dated 12/31/19, due 1/2/20(5)
ProFund VP Health Care	$125,000	$482,000	$420,000	$100,000	$12,000
ProFund VP Industrials	74,000	286,000	249,000	59,000	7,000
ProFund VP International	653,000	2,524,000	2,198,000	522,000	63,000
ProFund VP Internet	54,000	210,000	183,000	43,000	6,000
ProFund VP Japan	978,000	3,773,000	3,288,000	782,000	84,000
ProFund VP Large-Cap Value	1,000	4,000	4,000	—	2,000
ProFund VP Mid-Cap	935,000	3,611,000	3,146,000	748,000	86,000
ProFund VP Mid-Cap Growth	13,000	52,000	45,000	10,000	3,000
ProFund VP Mid-Cap Value	7,000	30,000	26,000	6,000	2,000
ProFund VP Nasdaq-100	3,790,000	14,619,000	12,739,000	3,032,000	321,000
ProFund VP Oil & Gas	56,000	217,000	189,000	45,000	6,000
ProFund VP Pharmaceuticals	37,000	142,000	124,000	29,000	5,000
ProFund VP Precious Metals	3,121,000	12,035,000	10,487,000	2,495,000	265,000
ProFund VP Real Estate	16,000	61,000	53,000	12,000	4,000
ProFund VP Rising Rates Opportunity	636,000	2,457,000	2,140,000	509,000	60,000
ProFund VP Semiconductor	26,000	103,000	90,000	21,000	5,000
ProFund VP Short Dow 30	1,000	4,000	3,000	—	3,000
ProFund VP Short Emerging Markets	92,000	359,000	313,000	73,000	14,000
ProFund VP Short International	64,000	251,000	218,000	50,000	12,000
ProFund VP Short Mid-Cap	14,000	60,000	51,000	11,000	7,000
ProFund VP Short Nasdaq-100	806,000	3,115,000	2,714,000	646,000	75,000
ProFund VP Short Small-Cap	201,000	781,000	680,000	161,000	23,000
ProFund VP Small-Cap	1,163,000	4,488,000	3,910,000	930,000	103,000
ProFund VP Small-Cap Growth	3,000	11,000	10,000	2,000	2,000
ProFund VP Small-Cap Value	1,000	5,000	4,000	1,000	2,000
ProFund VP Technology	107,000	412,000	359,000	85,000	11,000
ProFund VP Telecommunications	10,000	40,000	35,000	8,000	2,000
ProFund VP U.S. Government Plus	1,350,000	5,209,000	4,540,000	1,080,000	119,000
ProFund VP UltraBull	587,000	2,271,000	1,979,000	470,000	56,000
ProFund VP UltraMid-Cap	620,000	2,396,000	2,088,000	496,000	58,000
ProFund VP UltraNasdaq-100	2,858,000	11,028,000	9,610,000	2,287,000	245,000
ProFund VP UltraShort Dow 30	—	1,000	1,000	—	1,000
ProFund VP UltraShort Nasdaq-100	115,000	444,000	388,000	91,000	14,000
ProFund VP UltraSmall-Cap	1,124,000	4,341,000	3,783,000	899,000	103,000
ProFund VP Utilities	171,000	659,000	574,000	136,000	17,000
	$36,867,000	$142,283,000	$123,978,000	$29,482,000	$3,265,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of December 31, 2019 as follows:

(1)	U.S. Treasury Notes, 1.875%, due 8/31/22, total value $37,609,207.
(2)	U.S Treasury Bonds, 4.625%, due 2/15/40, U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at December 31, 2019, 2.373%, due 8/15/47, which had an aggregate value of $145,131,819.
(3)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.25%, due 1/15/25, U.S. Treasury Notes, 2.75% to 3.00%, due 11/15/23 to 9/30/25, which had an aggregate value of $126,462,318.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $30,076,356.
(5)	Federal Farm Credit Banks, 2.61%, due 2/27/24, total value $3,349,388.

Depositary Receipts

Each ProFund VP, other than the ProFund VP Government Money Market, may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds VP may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as "unsponsored", require the holders thereof to bear most of the costs of such facilities, while issuers of "sponsored" facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

December 31, 2019 :: Notes to Financial Statements :: 369

Real Estate Investment Trusts

Each ProFund VP (other than the Non-Equity ProFunds VP and the ProFund VP Government Money Market) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds VP may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended December 31, 2019, were utilized to gain exposure or inverse exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended December 31, 2019. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the ProFund VP Banks, ProFund VP Bull, ProFund VP Small-Cap, and ProFund VP UltraBull was 10%, 43%, 56%, and 142%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended December 31, 2019.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq-100 (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the

370 :: Notes to Financial Statements :: December 31, 2019

contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of December 31, 2019, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to

December 31, 2019 :: Notes to Financial Statements :: 371

exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund VP's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP's illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP's rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP's custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP's ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2019, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities

372 :: Notes to Financial Statements :: December 31, 2019

transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP's Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2019.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$1,288	$—	$—	$—	$—
ProFund VP Basic Materials	—	1,964	—	—	—	—
ProFund VP Bear	—	7,050	—	14,733	—	—
ProFund VP Biotechnology	—	—	—	—	20,492	—
ProFund VP Bull	155,602	—	—	—	37,708	—
ProFund VP Consumer Goods	—	221	—	—	—	—
ProFund VP Consumer Services	—	5,605	—	—	—	—
ProFund VP Dow 30	—	—	—	—	1,252	—
ProFund VP Emerging Markets	—	—	—	—	18,492	—
ProFund VP Financials	—	2,724	—	—	—	—
ProFund VP Health Care	—	—	—	—	7,168	—
ProFund VP Industrials	—	—	—	—	2,449	—
ProFund VP International	—	—	—	—	20,049	—
ProFund VP Internet	—	—	—	—	751	—
ProFund VP Japan	13,598	—	—	—	—	—
ProFund VP Mid-Cap	25,887	2,238	—	—	—	—
ProFund VP Nasdaq-100	410,719	—	—	—	105,491	—
ProFund VP Oil & Gas	—	—	—	—	1,549	—
ProFund VP Pharmaceuticals	—	—	—	—	4,033	—
ProFund VP Precious Metals	—	1,465,793	—	—	—	—
ProFund VP Real Estate	—	3,760	—	—	—	—
ProFund VP Semiconductor	—	—	—	—	1,306	—
ProFund VP Short Dow 30	—	45	—	—	—	—
ProFund VP Short Emerging Markets	—	6,618	—	—	—	—
ProFund VP Short International	—	1,957	—	—	—	—
ProFund VP Short Mid-Cap	—	—	—	—	74	—
ProFund VP Short Nasdaq-100	—	32,111	—	5,138	—	—
ProFund VP Short Small-Cap	—	—	—	5,307	166	—
ProFund VP Small-Cap	7,409	179	—	—	—	—
ProFund VP Technology	—	3,151	—	—	—	—
ProFund VP Telecommunications	—	30	—	—	—	—
ProFund VP UltraBull	—	—	—	—	83,847	—
ProFund VP UltraMid-Cap	7,060	5,530	—	—	1,541	—
ProFund VP UltraNasdaq-100	729,026	—	—	—	505,591	—
ProFund VP UltraShort Dow 30	—	26	—	—	—	—
ProFund VP UltraShort Nasdaq-100	—	9,221	—	—	—	—
ProFund VP UltraSmall-Cap	17,032	168	—	—	14,868	—
ProFund VP Utilities	—	16,092	—	—	—	—

December 31, 2019 :: Notes to Financial Statements :: 373

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	$—	$—	$4,230	$—	$—	$468
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	—	109,544	—	—	—	—
ProFund VP U.S. Government Plus	—	—	—	11	274,884	—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP's Statement of Operations, categorized by risk exposure, for the year ended December 31, 2019.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$132,537	$—	$—	$(4,172)	$—
ProFund VP Basic Materials	—	44,833	—	—	(10,081)	—
ProFund VP Bear	(110,837)	(1,112,399)	—	(44,125)	30,279	—
ProFund VP Biotechnology	—	269,183	—	—	(78,110)	—
ProFund VP Bull	1,094,713	3,625,762	—	448,310	(93,092)	—
ProFund VP Consumer Goods	—	42,936	—	—	(6,716)	—
ProFund VP Consumer Services	—	148,081	—	—	(19,115)	—
ProFund VP Dow 30	—	107,737	—	—	(3,215)	—
ProFund VP Emerging Markets	—	522,155	—	—	(20,767)	—
ProFund VP Financials	—	132,053	—	—	(20,251)	—
ProFund VP Health Care	—	238,759	—	—	(51,997)	—
ProFund VP Industrials	—	100,267	—	—	(11,779)	—
ProFund VP International	—	1,078,268	—	—	(59,987)	—
ProFund VP Internet	—	128,159	—	—	(22,935)	—
ProFund VP Japan	793,232	—	—	621,320	—	—
ProFund VP Mid-Cap	383,686	2,250,395	—	237,423	(45,549)	—
ProFund VP Nasdaq-100	3,102,215	3,959,580	—	1,157,915	(158,799)	—
ProFund VP Oil & Gas	—	76,090	—	—	(30,695)	—
ProFund VP Pharmaceuticals	—	25,837	—	—	(15,377)	—
ProFund VP Precious Metals	—	7,245,134	—	—	1,498,482	—
ProFund VP Real Estate	—	86,516	—	—	(5,225)	—
ProFund VP Semiconductor	—	176,283	—	—	(10,641)	—
ProFund VP Short Dow 30	—	(2,984)	—	—	161	—
ProFund VP Short Emerging Markets	—	(375,364)	—	—	11,231	—
ProFund VP Short International	—	(235,585)	—	—	19,507	—
ProFund VP Short Mid-Cap	—	(93,163)	—	—	6,608	—
ProFund VP Short Nasdaq-100	(71,460)	(894,888)	—	(41,071)	59,689	—
ProFund VP Short Small-Cap	(58,698)	(453,123)	—	(38,326)	35,460	—
ProFund VP Small-Cap	30,516	1,223,707	—	23,930	(71,641)	—
ProFund VP Technology	—	299,847	—	—	(25,002)	—
ProFund VP Telecommunications	—	32,452	—	—	(5,893)	—
ProFund VP UltraBull	1,013,826	8,215,085	—	152,942	(182,778)	—
ProFund VP UltraMid-Cap	413,309	4,720,784	—	143,696	(142,026)	—
ProFund VP UltraNasdaq-100	2,928,730	36,670,820	—	765,850	(1,192,085)	—
ProFund VP UltraShort Dow 30	—	(10,669)	—	—	104	—
ProFund VP UltraShort Nasdaq-100	(46,956)	320,154	—	—	17,706	—
ProFund VP UltraSmall-Cap	238,809	6,901,026	—	16,939	(297,979)	—
ProFund VP Utilities	—	292,896	—	—	(24,346)	—

374 :: Notes to Financial Statements :: December 31, 2019

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	$—	$—	$(19,595)	$—	$—	$3,085
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	(4,535)	(2,196,425)	—	—	343,086	—
ProFund VP U.S. Government Plus	(16,770)	2,595,217	—	4	(468,019)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements and forward currency contracts as of December 31, 2019. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the
	Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Banks
Swap Agreements — Goldman Sachs International	$1,288	$—	$—	$1,288
ProFund VP Basic Materials
Swap Agreements — Goldman Sachs International	1,964	—	—	1,964
ProFund VP Bear
Swap Agreements — Goldman Sachs International	701	—	—	701
Swap Agreements — UBS AG	6,349	—	—	6,349
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(20,492)	—	20,492	—
ProFund VP Bull
Swap Agreements — Goldman Sachs International	(28,580)	28,580	—	—
Swap Agreements — UBS AG	(9,128)	9,128	—	—
ProFund VP Consumer Goods
Swap Agreements — Goldman Sachs International	221	—	—	221
ProFund VP Consumer Services
Swap Agreements — Goldman Sachs International	5,605	—	—	5,605
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	(671)	671	—	—
Swap Agreements — UBS AG	(581)	581	—	—
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	(4,281)	4,281	—	—
Swap Agreements — UBS AG	(14,211)	14,211	—	—
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International	1,666	—	—	1,666
Forward Currency Contracts — UBS AG
Appreciation	2,564
(Depreciation)	(468)
Net Appreciation	2,096	—	—	2,096
ProFund VP Financials
Swap Agreements — Goldman Sachs International	2,724	—	—	2,724
ProFund VP Health Care
Swap Agreements — Goldman Sachs International	(7,168)	—	—	(7,168)
ProFund VP Industrials
Swap Agreements — Goldman Sachs International	(2,449)	—	—	(2,449)

December 31, 2019 :: Notes to Financial Statements :: 375

	Gross Amounts Not Offset in the
	Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP International
Swap Agreements — Goldman Sachs International	$(12,483)	$12,483	$—	$—
Swap Agreements — UBS AG	(7,566)	7,566	—	—
ProFund VP Internet
Swap Agreements — Goldman Sachs International	(751)	—	—	(751)
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	679	—	—	679
Swap Agreements — UBS AG	1,559	—	—	1,559
ProFund VP Nasdaq-100
Swap Agreements — Goldman Sachs International	(24,398)	24,398	—	—
Swap Agreements — UBS AG	(81,093)	81,093	—	—
ProFund VP Oil & Gas
Swap Agreements — Goldman Sachs International	(1,549)	—	1,549	—
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(4,033)	—	4,033	—
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	752,455	(752,455)	—	—
Swap Agreements — UBS AG	713,338	(713,338)	—	—
ProFund VP Real Estate
Swap Agreements — Goldman Sachs International	3,760	—	—	3,760
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	50,177	—	—	50,177
Swap Agreements — Societe' Generale	59,367	—	—	59,367
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(1,306)	—	1,306	—
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	27	—	—	27
Swap Agreements — UBS AG	18	—	—	18
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	1,048	—	—	1,048
Swap Agreements — UBS AG	5,570	—	—	5,570
ProFund VP Short International
Swap Agreements — Goldman Sachs International	893	—	—	893
Swap Agreements — UBS AG	1,064	—	—	1,064
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(40)	40	—	—
Swap Agreements — UBS AG	(34)	34	—	—
ProFund VP Short Nasdaq-100
Swap Agreements — Goldman Sachs International	333	(333)	—	—
Swap Agreements — UBS AG	31,778	—	—	31,778
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	(79)	79	—	—
Swap Agreements — UBS AG	(87)	87	—	—
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	178	—	—	178
Swap Agreements — UBS AG	1	—	—	1
ProFund VP Technology
Swap Agreements — Goldman Sachs International	3,151	—	—	3,151
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	30	—	—	30
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	(100,843)	100,843	—	—
Swap Agreements — Societe' Generale	(174,041)	120,000	—	(54,041)
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	(45,001)	45,001	—	—
Swap Agreements — UBS AG	(38,846)	38,846	—	—

376 :: Notes to Financial Statements :: December 31, 2019

	Gross Amounts Not Offset in the
	Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	$3,022	$—	$—	$3,022
Swap Agreements — Goldman Sachs International	(445)	445	—	—
Swap Agreements — UBS AG	2,508	—	—	2,508
Swap Agreements — UBS AG	(1,096)	1,096	—	—
ProFund VP UltraNasdaq-100
Swap Agreements — Goldman Sachs International	(247,108)	247,108	—	—
Swap Agreements — UBS AG	(258,483)	258,483	—	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	25	—	—	25
Swap Agreements — UBS AG	1	—	—	1
ProFund VP UltraShort Nasdaq-100
Swap Agreements — Goldman Sachs International	7,370	—	—	7,370
Swap Agreements — UBS AG	1,851	—	—	1,851
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	92	—	—	92
Swap Agreements — Goldman Sachs International	(6,596)	6,596	—	—
Swap Agreements — UBS AG	76	—	—	76
Swap Agreements — UBS AG	(8,272)	8,272	—	—
ProFund VP Utilities
Swap Agreements — Goldman Sachs International	16,092	—	—	16,092

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**	Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending:

Each ProFund VP may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund VP lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund VP in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund VP in connection with these loans may not be sold or pledged by the ProFund VP and, accordingly, is not reflected in the ProFund VP's assets and liabilities. The ProFunds VP may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds VP are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund VP if a material event affecting the ProFund VP's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund VP or the borrower at any time. No securities loan shall be made on behalf of a ProFund VP if, as a result, the aggregate value of all securities loaned by the particular ProFund VP exceeds one-third of the value of such ProFund VP's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund VP has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund VP would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund VP's securities as agreed, the ProFund VP may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund VP. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund VP could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund VP and any additional required collateral is delivered to the ProFund VP, or excess collateral returned by the ProFund VP, on the next business day.

December 31, 2019 :: Notes to Financial Statements :: 377

The following table is a summary of the ProFunds VP' securities lending transactions as of December 31, 2019:

Fund	Value of Securities on Loan	Value of Cash Collateral Received*
ProFund VP Asia 30	$1,359,778	$1,395,473
ProFund VP Basic Materials	219,850	221,520
ProFund VP Bull	20,385	20,540
ProFund VP Consumer Goods	20,673	21,017
ProFund VP Europe 30	877,693	900,623
ProFund VP Health Care	63,627	64,600
ProFund VP Industrials	2,585	2,608
ProFund VP Large-Cap Value	21,933	22,100
ProFund VP Mid-Cap Growth	2,902	2,975
ProFund VP Mid-Cap Value	133,882	135,092
ProFund VP Pharmaceuticals	60,632	67,992
ProFund VP Small-Cap	38,084	40,101
ProFund VP Small-Cap Growth	246,165	249,667
ProFund VP Small-Cap Value	280,649	288,170
ProFund VP Technology	20,728	21,330
ProFund VP Telecommunications	4,063	4,104
ProFund VP UltraBull	7,870	7,930
ProFund VP UltraMid-Cap	49,419	49,952
ProFund VP UltraSmall-Cap	110,969	115,571

*	Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

378 :: Notes to Financial Statements :: December 31, 2019

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

Expense Reimbursement from a Third Party

During 2018, certain ProFunds VP received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. The corresponding impacts to the respective ProFund VP's Total Return and Ratios to Average Net Assets in the Financial Highlights are disclosed in a footnote to that ProFund VP's Financial Highlights.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs' investments are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical assets

•	Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3–significant unobservable inputs (including the ProFunds VPs' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their fair value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund VP that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates fair value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of such a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded; (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Any such fair valuations will be conducted pursuant to Board-approved fair valuation procedures. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

December 31, 2019 :: Notes to Financial Statements :: 379

For the year ended December 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of December 31, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Asia 30
Common Stocks	$28,951,722	$—	$—	$—	$28,951,722	$—
Repurchase Agreements	—	—	72,000	—	72,000	—
Collateral for Securities Loaned	1,395,473	—	—	—	1,395,473	—
Total	$30,347,195	$—	$72,000	$—	$30,419,195	$—

ProFund VP Banks
Common Stocks	$7,129,095	$—	$—	$—	$7,129,095	$—
Repurchase Agreements	—	—	290,000	—	290,000	—
Swap Agreements	—	—	—	1,288	—	1,288
Total	$7,129,095	$—	$290,000	$1,288	$7,419,095	$1,288

ProFund VP Basic Materials
Common Stocks	$10,954,328	$—	$—	$—	$10,954,328	$—
Repurchase Agreements	—	—	326,000	—	326,000	—
Collateral for Securities Loaned	221,520	—	—	—	221,520	—
Swap Agreements	—	—	—	1,964	—	1,964
Total	$11,175,848	$—	$326,000	$1,964	$11,501,848	$1,964

ProFund VP Bear
Repurchase Agreements	$—	$—	$3,477,000	$—	$3,477,000	$—
Futures Contracts	—	(14,733)	—	—	—	(14,733)
Swap Agreements	—	—	—	7,050	—	7,050
Total	$—	$(14,733)	$3,477,000	$7,050	$3,477,000	$(7,683)

ProFund VP Biotechnology
Common Stocks	$49,116,278	$—	$—	$—	$49,116,278	$—
Repurchase Agreements	—	—	1,193,000	—	1,193,000	—
Swap Agreements	—	—	—	(20,492)	—	(20,492)
Total	$49,116,278	$—	$1,193,000	$(20,492)	$50,309,278	$(20,492)

ProFund VP Bull
Common Stocks	$45,659,632	$—	$—	$—	$45,659,632	$—
Repurchase Agreements	—	—	19,493,000	—	19,493,000	—
Collateral for Securities Loaned	20,540	—	—	—	20,540	—
Futures Contracts	—	155,602	—	—	—	155,602
Swap Agreements	—	—	—	(37,708)	—	(37,708)
Total	$45,680,172	$155,602	$19,493,000	$(37,708)	$65,173,172	$117,894

ProFund VP Consumer Goods
Common Stocks	$11,933,690	$—	$—	$—	$11,933,690	$—
Repurchase Agreements	—	—	196,000	—	196,000	—
Collateral for Securities Loaned	21,017	—	—	—	21,017	—
Swap Agreements	—	—	—	221	—	221
Total	$11,954,707	$—	$196,000	$221	$12,150,707	$221

ProFund VP Consumer Services
Common Stocks	$25,926,506	$—	$—	$—	$25,926,506	$—
Repurchase Agreements	—	—	865,000	—	865,000	—
Swap Agreements	—	—	—	5,605	—	5,605
Total	$25,926,506	$—	$865,000	$5,605	$26,791,506	$5,605

ProFund VP Dow 30
Repurchase Agreements	$—	$—	$318,000	$—	$318,000	$—
Swap Agreements	—	—	—	(1,252)	—	(1,252)
Total	$—	$—	$318,000	$(1,252)	$318,000	$(1,252)

380 :: Notes to Financial Statements :: December 31, 2019

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Emerging Markets
Common Stocks	$22,942,407	$—	$—	$—	$22,942,407	$—
Preferred Stocks	583,715	—	—	—	583,715	—
Repurchase Agreements	—	—	2,813,000	—	2,813,000	—
Swap Agreements	—	—	—	(18,492)	—	(18,492)
Total	$23,526,122	$—	$2,813,000	$(18,492)	$26,339,122	$(18,492)

ProFund VP Europe 30
Common Stocks	$19,519,107	$—	$—	$—	$19,519,107	$—
Collateral for Securities Loaned	900,623	—	—	—	900,623	—
Total	$20,419,730	$—	$—	$—	$20,419,730	$—

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$504,000	$—	$504,000	$—
Forward Currency Contracts	—	—	—	3,762	—	3,762
Total	$—	$—	$504,000	$3,762	$504,000	$3,762

ProFund VP Financials
Common Stocks	$36,333,123	$—	$—	$—	$36,333,123	$—
Repurchase Agreements	—	—	457,000	—	457,000	—
Swap Agreements	—	—	—	2,724	—	2,724
Total	$36,333,123	$—	$457,000	$2,724	$36,790,123	$2,724

ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$59,863,389	$—	$59,863,389	$—
Repurchase Agreements	—	—	125,303,000	—	125,303,000	—
Total	$—	$—	$185,166,389	$—	$185,166,389	$—

ProFund VP Health Care
Common Stocks	$48,357,462	$—	$—	$—	$48,357,462	$—
Repurchase Agreements	—	—	1,139,000	—	1,139,000	—
Collateral for Securities Loaned	64,600	—	—	—	64,600	—
Swap Agreements	—	—	—	(7,168)	—	(7,168)
Total	$48,422,062	$—	$1,139,000	$(7,168)	$49,561,062	$(7,168)

ProFund VP Industrials
Common Stocks	$17,360,144	$—	$—	$—	$17,360,144	$—
Repurchase Agreements	—	—	675,000	—	675,000	—
Collateral for Securities Loaned	2,608	—	—	—	2,608	—
Swap Agreements	—	—	—	(2,449)	—	(2,449)
Total	$17,362,752	$—	$675,000	$(2,449)	$18,037,752	$(2,449)

ProFund VP International
Repurchase Agreements	$—	$—	$5,960,000	$—	$5,960,000	$—
Swap Agreements	—	—	—	(20,049)	—	(20,049)
Total	$—	$—	$5,960,000	$(20,049)	$5,960,000	$(20,049)

ProFund VP Internet
Common Stocks	$16,124,764	$—	$—	$—	$16,124,764	$—
Repurchase Agreements	—	—	496,000	—	496,000	—
Swap Agreements	—	—	—	(751)	—	(751)
Total	$16,124,764	$—	$496,000	$(751)	$16,620,764	$(751)

ProFund VP Japan
Repurchase Agreements	$—	$—	$8,905,000	$—	$8,905,000	$—
Futures Contracts	—	13,598	—	—	—	13,598
Total	$—	$13,598	$8,905,000	$—	$8,905,000	$13,598

ProFund VP Large-Cap Growth
Common Stocks	$29,040,815	$—	$—	$—	$29,040,815	$—
Total	$29,040,815	$—	$—	$—	$29,040,815	$—

December 31, 2019 :: Notes to Financial Statements :: 381

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Large-Cap Value
Common Stocks	$22,210,932	$—	$—	$—	$22,210,932	$—
Repurchase Agreements	—	—	11,000	—	11,000	—
Collateral for Securities Loaned	22,100	—	—	—	22,100	—
Total	$22,233,032	$—	$11,000	$—	$22,244,032	$—

ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$8,526,000	$—	$8,526,000	$—
Futures Contracts	—	25,887	—	—	—	25,887
Swap Agreements	—	—	—	2,238	—	2,238
Total	$—	$25,887	$8,526,000	$2,238	$8,526,000	$28,125

ProFund VP Mid-Cap Growth
Common Stocks	$20,764,553	$—	$—	$—	$20,764,553	$—
Repurchase Agreements	—	—	123,000	—	123,000	—
Collateral for Securities Loaned	2,975	—	—	—	2,975	—
Total	$20,767,528	$—	$123,000	$—	$20,890,528	$—

ProFund VP Mid-Cap Value
Common Stocks	$17,726,628	$—	$—	$—	$17,726,628	$—
Repurchase Agreements	—	—	71,000	—	71,000	—
Collateral for Securities Loaned	135,092	—	—	—	135,092	—
Total	$17,861,720	$—	$71,000	$—	$17,932,720	$—

ProFund VP Nasdaq-100
Common Stocks	$70,964,225	$—	$—	$—	$70,964,225	$—
Repurchase Agreements	—	—	34,501,000	—	34,501,000	—
Futures Contracts	—	410,719	—	—	—	410,719
Swap Agreements	—	—	—	(105,491)	—	(105,491)
Total	$70,964,225	$410,719	$34,501,000	$(105,491)	$105,465,225	$305,228

ProFund VP Oil & Gas
Common Stocks	$25,863,976	$—	$—	$—	$25,863,976	$—
Repurchase Agreements	—	—	513,000	—	513,000	—
Swap Agreements	—	—	—	(1,549)	—	(1,549)
Total	$25,863,976	$—	$513,000	$(1,549)	$26,376,976	$(1,549)

ProFund VP Pharmaceuticals
Common Stocks	$13,178,875	$—	$—	$—	$13,178,875	$—
Repurchase Agreements	—	—	337,000	—	337,000	—
Collateral for Securities Loaned	67,992	—	—	—	67,992	—
Swap Agreements	—	—	—	(4,033)	—	(4,033)
Total	$13,246,867	$—	$337,000	$(4,033)	$13,583,867	$(4,033)

ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$28,403,000	$—	$28,403,000	$—
Swap Agreements	—	—	—	1,465,793	—	1,465,793
Total	$—	$—	$28,403,000	$1,465,793	$28,403,000	$1,465,793

ProFund VP Real Estate
Common Stocks	$15,731,180	$—	$—	$—	$15,731,180	$—
Repurchase Agreements	—	—	146,000	—	146,000	—
Swap Agreements	—	—	—	3,760	—	3,760
Total	$15,731,180	$—	$146,000	$3,760	$15,877,180	$3,760

ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$5,802,000	$—	$5,802,000	$—
Swap Agreements	—	—	—	109,544	—	109,544
Total	$—	$—	$5,802,000	$109,544	$5,802,000	$109,544

ProFund VP Semiconductor
Common Stocks	$7,738,912	$—	$—	$—	$7,738,912	$—
Repurchase Agreements	—	—	245,000	—	245,000	—
Swap Agreements	—	—	—	(1,306)	—	(1,306)
Total	$7,738,912	$—	$245,000	$(1,306)	$7,983,912	$(1,306)

382 :: Notes to Financial Statements :: December 31, 2019

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$11,000	$—	$11,000	$—
Swap Agreements	—	—	—	45	—	45
Total	$—	$—	$11,000	$45	$11,000	$45

ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$851,000	$—	$851,000	$—
Swap Agreements	—	—	—	6,618	—	6,618
Total	$—	$—	$851,000	$6,618	$851,000	$6,618

ProFund VP Short International
Repurchase Agreements	$—	$—	$595,000	$—	$595,000	$—
Swap Agreements	—	—	—	1,957	—	1,957
Total	$—	$—	$595,000	$1,957	$595,000	$1,957

ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$143,000	$—	$143,000	$—
Swap Agreements	—	—	—	(74)	—	(74)
Total	$—	$—	$143,000	$(74)	$143,000	$(74)

ProFund VP Short Nasdaq-100
Repurchase Agreements	$—	$—	$7,356,000	$—	$7,356,000	$—
Futures Contracts	—	(5,138)	—	—	—	(5,138)
Swap Agreements	—	—	—	32,111	—	32,111
Total	$—	$(5,138)	$7,356,000	$32,111	$7,356,000	$26,973

ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$1,846,000	$—	$1,846,000	$—
Futures Contracts	—	(5,307)	—	—	—	(5,307)
Swap Agreements	—	—	—	(166)	—	(166)
Total	$—	$(5,307)	$1,846,000	$(166)	$1,846,000	$(5,473)

ProFund VP Small-Cap
Common Stocks	$5,297,885	$—	$—	$—	$5,297,885	$—
Contingent Right	—	—	52	—	52	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	10,594,000	—	10,594,000	—
Collateral for Securities Loaned	40,101	—	—	—	40,101	—
Futures Contracts	—	7,409	—	—	—	7,409
Swap Agreements	—	—	—	179	—	179
Total	$5,337,986	$7,409	$10,594,052	$179	$15,932,038	$7,588

ProFund VP Small-Cap Growth
Common Stocks	$17,980,673	$—	$—	$—	$17,980,673	$—
Repurchase Agreements	—	—	28,000	—	28,000	—
Collateral for Securities Loaned	249,667	—	—	—	249,667	—
Total	$18,230,340	$—	$28,000	$—	$18,258,340	$—

ProFund VP Small-Cap Value
Common Stocks	$21,338,218	$—	$—	$—	$21,338,218	$—
Contingent Right	—	—	1,167	—	1,167	—
Repurchase Agreements	—	—	13,000	—	13,000	—
Collateral for Securities Loaned	288,170	—	—	—	288,170	—
Total	$21,626,388	$—	$14,167	$—	$21,640,555	$—

ProFund VP Technology
Common Stocks	$31,337,712	$—	$—	$—	$31,337,712	$—
Repurchase Agreements	—	—	974,000	—	974,000	—
Collateral for Securities Loaned	21,330	—	—	—	21,330	—
Swap Agreements	—	—	—	3,151	—	3,151
Total	$31,359,042	$—	$974,000	$3,151	$32,333,042	$3,151

December 31, 2019 :: Notes to Financial Statements :: 383

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Telecommunications
Common Stocks	$6,081,822	$—	$—	$—	$6,081,822	$—
Repurchase Agreements	—	—	95,000	—	95,000	—
Collateral for Securities Loaned	4,104	—	—	—	4,104	—
Swap Agreements	—	—	—	30	—	30
Total	$6,085,926	$—	$95,000	$30	$6,180,926	$30

ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$6,836,794	$—	$6,836,794	$—
Repurchase Agreements	—	—	12,298,000	—	12,298,000	—
Futures Contracts	—	(11)	—	—	—	(11)
Swap Agreements	—	—	—	(274,884)	—	(274,884)
Total	$—	$(11)	$19,134,794	$(274,884)	$19,134,794	$(274,895)

ProFund VP UltraBull
Common Stocks	$20,489,046	$—	$—	$—	$20,489,046	$—
Repurchase Agreements	—	—	5,363,000	—	5,363,000	—
Collateral for Securities Loaned	7,930	—	—	—	7,930	—
Swap Agreements	—	—	—	(83,847)	—	(83,847)
Total	$20,496,976	$—	$5,363,000	$(83,847)	$25,859,976	$(83,847)

ProFund VP UltraMid-Cap
Common Stocks	$9,892,013	$—	$—	$—	$9,892,013	$—
Repurchase Agreements	—	—	5,658,000	—	5,658,000	—
Collateral for Securities Loaned	49,952	—	—	—	49,952	—
Futures Contracts	—	7,060	—	—	—	7,060
Swap Agreements	—	—	—	3,989	—	3,989
Total	$9,941,965	$7,060	$5,658,000	$3,989	$15,599,965	$11,049

ProFund VP UltraNasdaq-100
Common Stocks	$72,722,652	$—	$—	$—	$72,722,652	$—
Repurchase Agreements	—	—	26,028,000	—	26,028,000	—
Futures Contracts	—	729,026	—	—	—	729,026
Swap Agreements	—	—	—	(505,591)	—	(505,591)
Total	$72,722,652	$729,026	$26,028,000	$(505,591)	$98,750,652	$223,435

ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$3,000	$—	$3,000	$—
Swap Agreements	—	—	—	26	—	26
Total	$—	$—	$3,000	$26	$3,000	$26

ProFund VP UltraShort Nasdaq-100
Repurchase Agreements	$—	$—	$1,052,000	$—	$1,052,000	$—
Swap Agreements	—	—	—	9,221	—	9,221
Total	$—	$—	$1,052,000	$9,221	$1,052,000	$9,221

ProFund VP UltraSmall-Cap
Common Stocks	$10,681,567	$—	$—	$—	$10,681,567	$—
Contingent Right	—	—	77	—	77	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	10,250,000	—	10,250,000	—
Collateral for Securities Loaned	115,571	—	—	—	115,571	—
Futures Contracts	—	17,032	—	—	—	17,032
Swap Agreements	—	—	—	(14,700)	—	(14,700)
Total	$10,797,138	$17,032	$10,250,077	$(14,700)	$21,047,215	$2,332

ProFund VP Utilities
Common Stocks	$42,890,909	$—	$—	$—	$42,890,909	$—
Repurchase Agreements	—	—	1,557,000	—	1,557,000	—
Swap Agreements	—	—	—	16,092	—	16,092
Total	$42,890,909	$—	$1,557,000	$16,092	$44,447,909	$16,092

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*	Ferroglobe Representation and Warranty Insurance Trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

384 :: Notes to Financial Statements :: December 31, 2019

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust, another investment company advised by the Advisor, be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP's net assets in excess of $2 billion. During the year ended December 31, 2019, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the year ended December 31, 2019 for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $412,215 for the year ended December 31, 2019. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees, a monthly/quarterly fee equal on an annual basis of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees." Throughout the year ended December 31, 2019, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $107,874 for the year ended December 31, 2019. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at an annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regularly quarterly in-person meeting, $3,000 for attending each special meeting, and $3,000 for attending each telephonic meeting. During the year ended December 31, 2019, actual Trustee compensation was $693,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2020.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as "Recoupment

December 31, 2019 :: Notes to Financial Statements :: 385

of prior expenses reduced by the Advisor." As of December 31, 2019, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/20	Expires 4/30/21	Expires 4/30/22	Expires 4/30/23	Total
ProFund VP Asia 30	$—	$—	$—	$10,921	$10,921
ProFund VP Banks	—	—	4,733	936	5,669
ProFund VP Basic Materials	—	—	—	1,681	1,681
ProFund VP Bear	—	—	—	1,520	1,520
ProFund VP Consumer Goods	—	—	8,850	2,415	11,265
ProFund VP Consumer Services	—	—	—	4,253	4,253
ProFund VP Emerging Markets	4,401	—	—	10,791	15,192
ProFund VP Europe 30	—	—	—	11,945	11,945
ProFund VP Falling U.S. Dollar	22,900	12,218	19,462	12,782	67,362
ProFund VP Health Care	—	—	9,809	11,231	21,040
ProFund VP Industrials	—	—	4,776	2,148	6,924
ProFund VP Internet	—	—	—	280	280
ProFund VP Large-Cap Growth	—	—	9,112	8,497	17,609
ProFund VP Large-Cap Value	1,471	—	5,713	8,804	15,988
ProFund VP Mid-Cap Growth	2,261	266	12,517	6,473	21,517
ProFund VP Mid-Cap Value	—	7,624	4,250	8,629	20,503
ProFund VP Nasdaq-100	—	—	—	15,533	15,533
ProFund VP Pharmaceuticals	—	—	—	1,600	1,600
ProFund VP Precious Metals	2,783	—	—	2,376	5,159
ProFund VP Real Estate	—	—	2,890	4,175	7,065
ProFund VP Rising Rates Opportunity	—	—	—	1,638	1,638
ProFund VP Short Dow 30	32	122	—	—	154
ProFund VP Short International	—	—	—	134	134
ProFund VP Short Nasdaq-100	—	—	—	1,443	1,443
ProFund VP Short Small-Cap	957	—	—	—	957
ProFund VP Small-Cap	—	—	—	1,649	1,649
ProFund VP Small-Cap Growth	—	—	4,569	6,800	11,369
ProFund VP Small-Cap Value	22,994	—	—	2,301	25,295
ProFund VP Telecommunications	—	—	—	1,102	1,102
ProFund VP U.S. Government Plus	8,861	—	—	4,349	13,210
ProFund VP UltraMid-Cap	—	—	2,156	3,985	6,141
ProFund VP UltraNasdaq-100	—	—	14,643	72,004	86,647
ProFund VP UltraShort Nasdaq-100	—	—	—	125	125
ProFund VP UltraSmall-Cap	—	—	—	3,921	3,921
ProFund VP Utilities	13,908	—	—	7,318	21,226

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2020 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such recoupments shall be made monthly, but only to the extent that such recoupments would not cause the ProFund VP Government Money Market's net yield to fall below the highest previously determined minimum yield, and such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of December 31, 2019, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

Expires 4/30/20
ProFund VP Government Money Market	$1,195,625

The ProFunds VP are permitted to purchase and sell securities ("cross trade") from and to other funds within the Trust pursuant to "Cross-Trading" Procedures adopted by the Trust's Board of Trustees. These procedures have been designed to ensure that any cross trade of securities by the respective ProFund VP from or to another fund that is or could be considered an affiliate of the ProFund VP under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross trade is executed at the current market price

386 :: Notes to Financial Statements :: December 31, 2019

to save costs where allowed. Pursuant to these procedures, for the year ended December 31, 2019, the ProFunds VP engaged in the following cross trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
ProFund VP Bull	$—	$1,752,474	$1,084,110
ProFund VP Large-Cap Growth	855,354	832,979	(223)
ProFund VP Large-Cap Value	499,791	1,824,145	(53,288)
ProFund VP Mid-Cap Growth	517,888	1,435,753	(44,113)
ProFund VP Mid-Cap Value	4,081,068	113,190	(3,270)
ProFund VP Small-Cap Growth	278,320	91,035	(3,986)
ProFund VP Small-Cap Value	369,643	342,402	(31,365)
ProFund VP UltraBull	1,752,474	—	—

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2019 were as follows:

	Purchases	Sales
ProFund VP Asia 30	$31,491,958	$27,150,620
ProFund VP Banks	19,489,855	19,418,062
ProFund VP Basic Materials	6,722,002	9,548,356
ProFund VP Biotechnology	41,559,842	46,661,090
ProFund VP Bull	20,527,284	22,245,061
ProFund VP Consumer Goods	8,386,396	7,626,794
ProFund VP Consumer Services	49,749,812	54,583,272
ProFund VP Emerging Markets	20,770,946	15,210,046
ProFund VP Europe 30	16,884,977	18,597,771
ProFund VP Financials	17,096,284	18,823,617
ProFund VP Health Care	15,759,890	26,052,311
ProFund VP Industrials	13,853,433	10,892,868
ProFund VP Internet	30,122,220	34,886,917
ProFund VP Large-Cap Growth	36,973,919	38,987,182
ProFund VP Large-Cap Value	21,930,675	19,540,401
ProFund VP Mid-Cap Growth	40,024,813	37,305,230
ProFund VP Mid-Cap Value	40,818,997	36,486,051
ProFund VP Nasdaq-100	12,372,112	4,887,009
ProFund VP Oil & Gas	9,606,798	10,860,901
ProFund VP Pharmaceuticals	15,853,376	17,959,697
ProFund VP Real Estate	23,283,756	20,664,003
ProFund VP Semiconductor	40,350,716	39,520,104
ProFund VP Small-Cap	1,094,937	1,393,481
ProFund VP Small-Cap Growth	20,926,123	25,141,874
ProFund VP Small-Cap Value	29,077,958	27,143,630
ProFund VP Technology	21,641,468	26,721,893
ProFund VP Telecommunications	11,051,567	10,804,288
ProFund VP UltraBull	378,005,796	366,392,685
ProFund VP UltraMid-Cap	67,288,590	67,810,741
ProFund VP UltraNasdaq-100	36,791,112	29,225,743
ProFund VP UltraSmall-Cap	8,359,710	6,474,089
ProFund VP Utilities	82,932,597	86,423,438

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2019 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$26,644,951	$26,662,725

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact that another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive

December 31, 2019 :: Notes to Financial Statements :: 387

and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund VP to losses in excess of those amounts initially invested.

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP's net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP's investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP's return.

Compounding Risk

Certain ProFunds VP are "geared" funds ("Geared Funds") in the sense that the ProFund VP has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund VP calculates its net asset value ("NAV") to the time of the ProFund VP's next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP's prospectus.

Concentration Risk

Certain non-money market ProFunds VP may be subject to concentration risk. Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP's benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund VP's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

388 :: Notes to Financial Statements :: December 31, 2019

In order to achieve a high degree of correlation with the Index, a ProFund VP seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund VP from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund VP's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund VP will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund VP's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP's correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP's ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund VP that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund VP. Debt instruments may have varying levels of sensitivity to changes in interest rates.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to

December 31, 2019 :: Notes to Financial Statements :: 389

principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Index Performance Risk

Certain ProFunds VP linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund VP achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the tax years ended, as noted below, were as follows:

	Year Ended December 31, 2019				Year Ended December 31, 2018
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Asia 30	$54,139	$—	$—	$54,139	$129,308	$—	$—	$129,308
ProFund VP Banks	67,297	—	—	67,297	45,033	—	—	45,033
ProFund VP Basic Materials	39,914	348,798	—	388,712	67,046	—	—	67,046
ProFund VP Bear	3,463	—	—	3,463	—	—	—	—
ProFund VP Biotechnology	107,521	108,138	—	215,659	—	—	—	—
ProFund VP Bull	160,881	1,044,941	—	1,205,822	4,355,560	2,967,059	—	7,322,619
ProFund VP Consumer Goods	159,669	1,689,044	—	1,848,713	161,182	1,953,694	—	2,114,876
ProFund VP Consumer Services	—	1,296,563	—	1,296,563	—	1,368,209	—	1,368,209
ProFund VP Dow 30	837	—	—	837	175,647	—	—	175,647
ProFund VP Emerging Markets	84,945	—	—	84,945	60,833	—	—	60,833
ProFund VP Europe 30	507,890	—	—	507,890	694,945	—	—	694,945
ProFund VP Falling U.S. Dollar	214	—	—	214	17,779	38,602	—	56,381
ProFund VP Financials	177,294	1,665,605	—	1,842,899	157,288	—	—	157,288
ProFund VP Government Money Market	1,278,580	—	—	1,278,580	747,003	—	—	747,003
ProFund VP Health Care	—	5,775,400	—	5,775,400	78,636	2,906,954	—	2,985,590
ProFund VP Industrials	—	2,486,434	—	2,486,434	21,880	—	—	21,880
ProFund VP International	16,547	—	—	16,547	1,305,170	—	—	1,305,170
ProFund VP Internet	—	491,896	—	491,896	9,602	1,158,396	—	1,167,998
ProFund VP Japan	9,941	—	—	9,941	—	—	—	—
ProFund VP Large-Cap Growth	—	6,298,722	—	6,298,722	509,020	928,978	—	1,437,998
ProFund VP Large-Cap Value	148,635	1,537,460	—	1,686,095	160,481	—	—	160,481
ProFund VP Mid-Cap	15,907	—	—	15,907	2,406,149	472,015	—	2,878,164
ProFund VP Mid-Cap Growth	—	1,641,985	—	1,641,985	41,380	2,359,638	—	2,401,018
ProFund VP Mid-Cap Value	25,745	426,732	—	452,477	763,339	1,329,521	—	2,092,860
ProFund VP Nasdaq-100	—	709,177	—	709,177	4,899,518	2,121,775	—	7,021,293
ProFund VP Oil & Gas	348,572	826,398	—	1,174,970	641,763	—	—	641,763
ProFund VP Pharmaceuticals	105,596	1,538,932	—	1,644,528	168,708	369,772	—	538,480
ProFund VP Precious Metals	8,874	—	—	8,874	—	—	—	—
ProFund VP Real Estate	277,060	774,042	—	1,051,102	221,681	1,139,462	—	1,361,143

390 :: Notes to Financial Statements :: December 31, 2019

	Year Ended December 31, 2019				Year Ended December 31, 2018
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Rising Rates Opportunity	$336,149	$—	$—	$336,149	$—	$—	$—	$—
ProFund VP Semiconductor	21,450	624,936	—	646,386	671,774	41,909	—	713,683
ProFund VP Short Dow 30	5	—	—	5	—	—	—	—
ProFund VP Short Emerging Markets	96,628	—	—	96,628	—	—	—	—
ProFund VP Short International	22,231	—	—	22,231	—	—	—	—
ProFund VP Short Mid-Cap	411	—	—	411	14,712	—	—	14,712
ProFund VP Short Nasdaq-100	2,407	—	—	2,407	—	—	—	—
ProFund VP Short Small-Cap	165,393	13,490	—	178,883	—	—	—	—
ProFund VP Small-Cap	—	—	—	—	628,387	326,801	—	955,188
ProFund VP Small-Cap Growth	—	2,319,685	—	2,319,685	—	2,167,456	—	2,167,456
ProFund VP Small-Cap Value	—	—	—	—	231,934	1,748,835	—	1,980,769
ProFund VP Technology	—	686,328	—	686,328	471,706	355,107	—	826,813
ProFund VP Telecommunications	199,221	—	—	199,221	376,240	—	—	376,240
ProFund VP U.S. Government Plus	175,989	—	—	175,989	165,159	—	—	165,159
ProFund VP UltraBull	111,007	—	—	111,007	10,650,856	427,143	—	11,077,999
ProFund VP UltraMid-Cap	—	—	—	—	4,615,273	1,114,122	—	5,729,395
ProFund VP UltraNasdaq-100	—	—	—	—	33,034,761	2,441,110	—	35,475,871
ProFund VP UltraShort Dow 30	323	—	—	323	—	—	—	—
ProFund VP UltraShort Nasdaq-100	2,753	—	—	2,753	—	—	—	—
ProFund VP UltraSmall-Cap	—	—	—	—	4,941,888	2,208,740	—	7,150,628
ProFund VP Utilities	596,222	2,238,652	—	2,834,874	660,338	995,404	—	1,655,742

As of the latest tax year ended December 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Asia 30	$627,243	$1,892,592	$—	$—	$9,521,110	$12,040,945
ProFund VP Banks	92,909	—	—	(2,432,358)	1,831,969	(507,480)
ProFund VP Basic Materials	176,220	773,179	—	—	4,237,126	5,186,525
ProFund VP Bear	18,941	—	—	(20,333,523)	7,050	(20,307,532)
ProFund VP Biotechnology	666,520	3,430,329	—	—	25,255,680	29,352,529
ProFund VP Bull	1,256,420	1,896,687	—	—	25,588,886	28,741,993
ProFund VP Consumer Goods	255,722	2,086	—	—	7,295,186	7,552,994
ProFund VP Consumer Services	13,651	9,125,605	—	—	8,126,613	17,265,869
ProFund VP Dow 30	111,280	—	—	(1,640,431)	(1,252)	(1,530,403)
ProFund VP Emerging Markets	117,347	—	—	(5,952,136)	6,836,630	1,001,841
ProFund VP Europe 30	395,173	—	—	(781,082)	1,911,470	1,525,561
ProFund VP Falling U.S. Dollar	1,948	—	—	(294,554)	—	(292,606)
ProFund VP Financials	446,392	1,686,717	—	—	16,474,745	18,607,854
ProFund VP Government Money Market	—	—	—	(59,992)	—	(59,992)
ProFund VP Health Care	—	6,154,240	—	—	29,892,152	36,046,392
ProFund VP Industrials	225,998	48,387	—	—	9,067,639	9,342,024
ProFund VP International	26,164	—	—	(1,825,704)	(20,049)	(1,819,589)
ProFund VP Internet	—	2,716,437	—	—	8,596,706	11,313,143
ProFund VP Japan	18,886	—	—	(280,092)	—	(261,206)
ProFund VP Large-Cap Growth	479,816	2,242,711	—	—	12,897,637	15,620,164
ProFund VP Large-Cap Value	1,709,255	161,629	—	—	3,257,910	5,128,794
ProFund VP Mid-Cap	2,072,210	183,573	—	(627,910)	2,238	1,630,111
ProFund VP Mid-Cap Growth	101,224	1,721,817	—	—	4,139,376	5,962,417
ProFund VP Mid-Cap Value	705,072	220,425	—	—	1,283,082	2,208,579
ProFund VP Nasdaq-100	5,808,860	3,687,763	—	—	45,696,950	55,193,573
ProFund VP Oil & Gas	423,975	186,175	—	—	8,990,055	9,600,205
ProFund VP Pharmaceuticals	15,200	—	—	(122,293)	2,428,073	2,320,980
ProFund VP Precious Metals	89,778	—	—	(62,482,811)	1,465,793	(60,927,240)

December 31, 2019 :: Notes to Financial Statements :: 391

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Real Estate	$326,196	$—	$—	$—	$6,129,174	$6,455,370
ProFund VP Rising Rates Opportunity	37,790	—	—	(27,026,300)	109,544	(26,878,966)
ProFund VP Semiconductor	649,891	46,276	—	—	4,277,415	4,973,582
ProFund VP Short Dow 30	44	—	—	(54,781)	45	(54,692)
ProFund VP Short Emerging Markets	5,130	—	—	(2,036,729)	6,618	(2,024,981)
ProFund VP Short International	3,789	—	—	(1,936,978)	1,957	(1,931,232)
ProFund VP Short Mid-Cap	1,287	—	—	(2,486,136)	(74)	(2,484,923)
ProFund VP Short Nasdaq-100	11,486	—	—	(12,642,739)	32,111	(12,599,142)
ProFund VP Short Small-Cap	9,165	—	—	(5,429,671)	(166)	(5,420,672)
ProFund VP Small-Cap	292,374	87,478	—	—	1,545,049	1,924,901
ProFund VP Small-Cap Growth	326,507	2,094,615	—	—	4,502,112	6,923,234
ProFund VP Small-Cap Value	1,215,341	601,675	—	—	303,270	2,120,286
ProFund VP Technology	359,646	3,832,336	—	—	22,716,778	26,908,760
ProFund VP Telecommunications	61,265	—	—	(1,114,745)	729,073	(324,407)
ProFund VP U.S. Government Plus	1,879,587	—	—	—	(375,055)	1,504,532
ProFund VP UltraBull	9,178,073	741,664	—	(7,635,936)	4,322,593	6,606,394
ProFund VP UltraMid-Cap	2,446,479	1,063,245	—	—	3,319,060	6,828,784
ProFund VP UltraNasdaq-100	30,350,128	3,147,134	—	—	45,405,948	78,903,210
ProFund VP UltraShort Dow 30	185	—	—	(956,763)	26	(956,552)
ProFund VP UltraShort Nasdaq-100	6,414	—	—	(5,781,335)	9,221	(5,765,700)
ProFund VP UltraSmall-Cap	2,146,206	—	—	—	2,962,207	5,108,413
ProFund VP Utilities	1,762,096	6,251,978	—	—	16,261,433	24,275,507

As of the latest tax year ended December 31, 2019, the following ProFunds VP have net capital loss carryforwards ("CLCFs") as summarized in the tables below.

Fund	No Expiration Date
ProFund VP Banks	$2,432,358
ProFund VP Bear	20,333,523	*
ProFund VP Dow 30	1,640,431	*
ProFund VP Emerging Markets	5,952,136	*
ProFund VP Europe 30	781,082
ProFund VP Falling U.S. Dollar	294,554	*
ProFund VP Government Money Market	59,992	*
ProFund VP International	1,825,704	*
ProFund VP Japan	280,092
ProFund VP Mid-Cap	627,910	*
ProFund VP Pharmaceuticals	122,293
ProFund VP Precious Metals	62,482,811
ProFund VP Rising Rates Opportunity	27,026,300	*
ProFund VP Short Dow 30	54,781	*
ProFund VP Short Emerging Markets	2,036,729	*
ProFund VP Short International	1,936,978	*
ProFund VP Short Mid-Cap	2,486,136	*
ProFund VP Short Nasdaq-100	12,642,739	*
ProFund VP Short Small-Cap	5,429,671	*
ProFund VP Telecommunications	1,114,745
ProFund VP UltraBull	7,635,936	*
ProFund VP UltraShort Dow 30	956,763	*
ProFund VP UltraShort Nasdaq-100	5,781,335	*

*  All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distribution paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year. The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

392 :: Notes to Financial Statements :: December 31, 2019

As of December 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Asia 30	$20,898,085	$10,961,617	$(1,440,507)	$9,521,110
ProFund VP Banks	5,588,414	4,432,807	(2,600,838)	1,831,969
ProFund VP Basic Materials	7,266,686	6,434,484	(2,197,358)	4,237,126
ProFund VP Bear	3,462,267	7,050	—	7,050
ProFund VP Biotechnology	25,033,106	30,468,642	(5,212,962)	25,255,680
ProFund VP Bull	39,702,180	29,711,586	(4,122,700)	25,588,886
ProFund VP Consumer Goods	4,855,742	8,199,637	(904,451)	7,295,186
ProFund VP Consumer Services	18,670,498	8,864,911	(738,298)	8,126,613
ProFund VP Dow 30	318,000	—	(1,252)	(1,252)
ProFund VP Emerging Markets	19,484,000	8,377,247	(1,540,617)	6,836,630
ProFund VP Europe 30	18,508,260	6,678,255	(4,766,785)	1,911,470
ProFund VP Falling U.S. Dollar	507,762	—	—	—
ProFund VP Financials	20,318,102	25,147,059	(8,672,314)	16,474,745
ProFund VP Government Money Market	185,166,389	—	—	—
ProFund VP Health Care	19,661,742	33,047,361	(3,155,209)	29,892,152
ProFund VP Industrials	8,967,664	10,334,617	(1,266,978)	9,067,639
ProFund VP International	5,960,000	—	(20,049)	(20,049)
ProFund VP Internet	8,023,307	10,071,571	(1,474,865)	8,596,706
ProFund VP Japan	8,918,598	—	—	—
ProFund VP Large-Cap Growth	16,143,178	13,706,194	(808,557)	12,897,637
ProFund VP Large-Cap Value	18,986,122	5,619,399	(2,361,489)	3,257,910
ProFund VP Mid-Cap	8,551,887	2,238	—	2,238
ProFund VP Mid-Cap Growth	16,751,152	5,013,050	(873,674)	4,139,376
ProFund VP Mid-Cap Value	16,649,638	2,871,676	(1,588,594)	1,283,082
ProFund VP Nasdaq-100	60,073,503	48,072,051	(2,375,101)	45,696,950
ProFund VP Oil & Gas	17,385,372	13,852,704	(4,862,649)	8,990,055
ProFund VP Pharmaceuticals	11,151,761	4,373,538	(1,945,465)	2,428,073
ProFund VP Precious Metals	28,403,000	1,465,793	—	1,465,793
ProFund VP Real Estate	9,751,766	7,732,089	(1,602,915)	6,129,174
ProFund VP Rising Rates Opportunity	5,802,000	109,544	—	109,544
ProFund VP Semiconductor	3,705,191	4,769,479	(492,064)	4,277,415
ProFund VP Short Dow 30	11,000	45	—	45
ProFund VP Short Emerging Markets	851,000	6,618	—	6,618
ProFund VP Short International	595,000	1,957	—	1,957
ProFund VP Short Mid-Cap	143,000	—	(74)	(74)
ProFund VP Short Nasdaq-100	7,350,862	32,111	—	32,111
ProFund VP Short Small-Cap	1,840,693	—	(166)	(166)
ProFund VP Small-Cap	14,394,577	1,911,719	(366,670)	1,545,049
ProFund VP Small-Cap Growth	13,756,228	5,238,029	(735,917)	4,502,112
ProFund VP Small-Cap Value	21,337,285	3,291,410	(2,988,140)	303,270
ProFund VP Technology	9,619,415	24,566,101	(1,849,323)	22,716,778
ProFund VP Telecommunications	5,451,883	1,425,809	(696,736)	729,073
ProFund VP U.S. Government Plus	19,234,954	—	(375,055)	(375,055)
ProFund VP UltraBull	21,453,536	5,527,337	(1,204,744)	4,322,593
ProFund VP UltraMid-Cap	12,291,954	4,628,250	(1,309,190)	3,319,060
ProFund VP UltraNasdaq-100	53,568,139	47,874,466	(2,468,518)	45,405,948
ProFund VP UltraShort Dow 30	3,000	26	—	26
ProFund VP UltraShort Nasdaq-100	1,052,000	9,221	—	9,221
ProFund VP UltraSmall-Cap	18,087,340	3,551,010	(588,803)	2,962,207
ProFund VP Utilities	28,202,568	18,491,943	(2,230,510)	16,261,433

December 31, 2019 :: Notes to Financial Statements :: 393

8. Reverse Share Splits

Effective November 18, 2019, the ProFund VP Internet underwent a 3-for-1 share split, the ProFund VP Short Dow 30, the ProFund VP Short International, and the ProFund VP Short Nasdaq-100 each underwent a 1-for-4 reverse share split, and the ProFund VP UltraShort Dow 30 underwent a 1-for-8 reverse share split.

Effective December 11, 2017, the ProFund VP Short Emerging Markets underwent a 1-for-5 reverse share split, and the ProFund VP UltraShort Nasdaq-100 underwent a 1-for-8 reverse share split.

Effective December 5, 2016, the ProFund VP Japan and ProFund VP Telecommunications underwent a 1-for-4 reverse share split, the ProFund VP Bear underwent a 1-for-5 reverse share split, the ProFund VP Short Mid-Cap underwent a 1-for-8 reverse share split, and the ProFund VP Rising Rates Opportunity underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFund VP by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds VP or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

9. Shareholder Concentration

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2019, the Advisor was deemed a significant shareholder of each ProFund VP Dow 30, ProFund VP Short Dow 30, and ProFund VP UltraShort Dow 30 as the Advisor's ownership of total shares outstanding of each ProFund VP was 32%, 59%, and 44%, respectively.

10. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP's financial statements.

394 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ProFunds and Shareholders of each of the fifty funds listed below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed below (fifty of the funds constituting ProFunds, hereafter collectively referred to as the "Funds") as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

ProFund VP Asia 30

ProFund VP Banks

ProFund VP Basic Materials

ProFund VP Bear

ProFund VP Biotechnology

ProFund VP Bull

ProFund VP Consumer Goods

ProFund VP Consumer Services

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP Government Money Market

ProFund VP Health Care

ProFund VP Industrials

ProFund VP International

ProFund VP Internet

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Rising Rates Opportunity

ProFund VP Semiconductor

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

ProFund VP Technology

ProFund VP Telecommunications

ProFund VP U.S. Government Plus

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

ProFund VP UltraSmall-Cap

ProFund VP Utilities

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 24, 2020

We have served as the auditor of one or more investment companies in ProFunds, Access One Trust and ProShares Trust group since 1997.

Additional Tax Information (unaudited) :: 395

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2019, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends Received Deduction
ProFund VP Banks	100.00%
ProFund VP Basic Materials	100.00%
ProFund VP Biotechnology	100.00%
ProFund VP Bull	100.00%
ProFund VP Consumer Goods	100.00%
ProFund VP Financials	100.00%
ProFund VP Large-Cap Value	100.00%
ProFund VP Mid-Cap Value	100.00%
ProFund VP Oil & Gas	100.00%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Real Estate	4.63%
ProFund VP Semiconductor	100.00%
ProFund VP Telecommunications	100.00%
ProFund VP UltraBull	100.00%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2019, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term Capital Gain
ProFund VP Basic Materials	$348,798
ProFund VP Biotechnology	108,138
ProFund VP Bull	5,920,727
ProFund VP Consumer Goods	1,689,044
ProFund VP Consumer Services	4,298,650
ProFund VP Financials	1,665,605
ProFund VP Health Care	5,775,400
ProFund VP Industrials	2,486,434
ProFund VP Internet	491,896
ProFund VP Large-Cap Growth	6,298,722
ProFund VP Large-Cap Value	1,537,460
ProFund VP Mid-Cap Growth	1,641,985
ProFund VP Mid-Cap Value	426,732
ProFund VP Nasdaq-100	709,177
ProFund VP Oil & Gas	826,398
ProFund VP Pharmaceuticals	1,538,932
ProFund VP Real Estate	774,042
ProFund VP Semiconductor	624,936
ProFund VP Short Small-Cap	13,490
ProFund VP Small-Cap Growth	2,319,685
ProFund VP Technology	686,328
ProFund VP Utilities	2,238,652

For the fiscal year ended December 31, 2019, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Short-Term Capital Gain
ProFund VP Bull	$3,084,110
ProFund VP Biotechnology	107,520
ProFund VP Consumer Services	4,491
ProFund VP Rising Rates Opportunity	322,674
ProFund VP Short Emerging Markets	91,098
ProFund VP Short International	18,451
ProFund VP Short Small-Cap	163,402
ProFund VP UltraShort Dow 30	186

396 :: Board Approval of Investment Advisory Agreement :: December 31, 2019 (unaudited)

At a meeting held on September 16-17, 2019, the Board of Trustees (the "Board") of ProFunds (the "Trust) considered the renewal of the Investment Advisory Agreement between the Trust and ProFund Advisors LLC (the "Advisor") on behalf of each of its operational series (each a "Fund" and collectively the "Funds") (the "Advisory Agreement"). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are "geared" funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an index or security (each a "Geared Fund" and, collectively, the "Geared Funds").

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's fiduciary responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement, including information that addressed, among other things:

(i)	the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)	the costs of the services to be provided and the profits realized by the Advisor;

(iii)	the investment performance of the Funds and the Advisor;

(iv)	the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

(v)	other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreement, including, among other things:

(i)	information about the advisory services that were being provided by the Advisor with respect to the Funds;

(ii)	the Advisor's Form ADV;

(iii)	biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

(iv)	information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)	information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)	performance information for prior periods;

(vii)	comparative industry fee data;

(viii)	information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

(ix)	information regarding the Advisor's trade allocation and best execution policies and procedures;

(x)	information about the financial condition of the Advisor;

(xi)	information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

(xii)	the Advisor's reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there would be no significant differences between the scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

(i)	the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

(ii)	the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

(iii)	with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;

(iv)	the differences in managing the non-geared Funds, including the unique asset classes and investment strategies for certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

(v)	the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

(vi)	the structure of the portfolio staff compensation program and the incentives it is intended to provide;

December 31, 2019 (unaudited) :: Board Approval of Investment Advisory Agreement :: 397

(vii)	the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

(viii)	the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

(ix)	a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, the additions of several high level personnel in the areas of operations as well as continued research into technological upgrades that would generally improve capacity and document production capabilities; and

(x)	information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the both the Geared Funds and the Matching Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund's shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, fund complexes with funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate, but acknowledged the existence of certain differences between the Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own, and noted that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant, comparing management and expense information for each Fund to that of its Peer Group. The Board reviewed Peer Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, collateral management, and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2019, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given

398 :: Board Approval of Investment Advisory Agreement :: December 31, 2019 (unaudited)

the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund's performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund's total return.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisory an annual investment advisory fee of 0.75% of average daily net assets (other than ProFund Ultra Japan Fund and the ProFund Ultra Short Japan Fund, which pay 0.90%, the ProFund Nasdaq-100 which pays 0.70%, and the ProFund V.P. U.S. Government Plus, which pays 0.50%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust combined with the Access One Trust (Access One Trust funds are advised by the Advisor but are not part of the Trust) be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund's annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

Expense Examples

400 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended December 31, 2019.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended December 31, 2019.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on each ProFund VP's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1)	Ending Account Value 12/31/19	Expenses Paid During Period(1)
ProFund VP Asia 30	1.68%	$1,000.00	$1,091.40	$8.86	$1,016.74	$8.54
ProFund VP Banks	1.68%	1,000.00	1,174.60	9.21	1,016.74	8.54
ProFund VP Basic Materials	1.68%	1,000.00	1,037.40	8.63	1,016.74	8.54
ProFund VP Bear	1.68%	1,000.00	905.60	8.07	1,016.74	8.54
ProFund VP Biotechnology	1.64%	1,000.00	1,106.40	8.71	1,016.94	8.34
ProFund VP Bull	1.66%	1,000.00	1,098.20	8.78	1,016.84	8.44
ProFund VP Consumer Goods	1.68%	1,000.00	1,103.30	8.91	1,016.74	8.54
ProFund VP Consumer Services	1.68%	1,000.00	1,038.20	8.63	1,016.74	8.54
ProFund VP Dow 30	1.42%	1,000.00	1,071.80	7.42	1,018.05	7.22
ProFund VP Emerging Markets	1.68%	1,000.00	1,128.70	9.01	1,016.74	8.54
ProFund VP Europe 30	1.68%	1,000.00	1,034.00	8.61	1,016.74	8.54
ProFund VP Falling U.S. Dollar	1.68%	1,000.00	986.40	8.41	1,016.74	8.54
ProFund VP Financials	1.68%	1,000.00	1,100.00	8.89	1,016.74	8.54
ProFund VP Government Money Market	1.35%	1,000.00	1,002.70	6.81	1,018.40	6.87
ProFund VP Health Care	1.68%	1,000.00	1,105.90	8.92	1,016.74	8.54
ProFund VP Industrials	1.68%	1,000.00	1,058.40	8.72	1,016.74	8.54
ProFund VP International	1.67%	1,000.00	1,057.10	8.66	1,016.79	8.49
ProFund VP Internet	1.68%	1,000.00	963.00	8.31	1,016.74	8.54
ProFund VP Japan	1.67%	1,000.00	1,108.50	8.88	1,016.79	8.49
ProFund VP Large-Cap Growth	1.68%	1,000.00	1,081.20	8.81	1,016.74	8.54
ProFund VP Large-Cap Value	1.68%	1,000.00	1,120.90	8.98	1,016.74	8.54
ProFund VP Mid-Cap	1.62%	1,000.00	1,057.30	8.40	1,017.04	8.24
ProFund VP Mid-Cap Growth	1.68%	1,000.00	1,052.00	8.69	1,016.74	8.54
ProFund VP Mid-Cap Value	1.68%	1,000.00	1,070.50	8.77	1,016.74	8.54
ProFund VP Nasdaq-100	1.68%	1,000.00	1,132.70	9.03	1,016.74	8.54
ProFund VP Oil & Gas	1.68%	1,000.00	973.00	8.35	1,016.74	8.54
ProFund VP Pharmaceuticals	1.68%	1,000.00	1,062.70	8.73	1,016.74	8.54
ProFund VP Precious Metals	1.68%	1,000.00	1,207.50	9.35	1,016.74	8.54
ProFund VP Real Estate	1.68%	1,000.00	1,071.90	8.77	1,016.74	8.54
ProFund VP Rising Rates Opportunity	1.68%	1,000.00	943.60	8.23	1,016.74	8.54

Expense Examples (unaudited) :: 401

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1)	Ending Account Value 12/31/19	Expenses Paid During Period(1)
ProFund VP Semiconductor	1.64%	$1,000.00	$1,240.50	$9.26	$1,016.94	$8.34
ProFund VP Short Dow 30	1.68%	1,000.00	924.30	8.15	1,016.74	8.54
ProFund VP Short Emerging Markets	1.66%	1,000.00	881.20	7.87	1,016.84	8.44
ProFund VP Short International	1.68%	1,000.00	936.80	8.20	1,016.74	8.54
ProFund VP Short Mid-Cap	1.65%	1,000.00	934.10	8.04	1,016.89	8.39
ProFund VP Short Nasdaq-100	1.68%	1,000.00	875.60	7.94	1,016.74	8.54
ProFund VP Short Small-Cap	1.68%	1,000.00	928.10	8.16	1,016.74	8.54
ProFund VP Small-Cap	1.68%	1,000.00	1,065.00	8.74	1,016.74	8.54
ProFund VP Small-Cap Growth	1.68%	1,000.00	1,057.40	8.71	1,016.74	8.54
ProFund VP Small-Cap Value	1.68%	1,000.00	1,085.70	8.83	1,016.74	8.54
ProFund VP Technology	1.62%	1,000.00	1,172.70	8.87	1,017.04	8.24
ProFund VP Telecommunications	1.68%	1,000.00	1,021.20	8.56	1,016.74	8.54
ProFund VP U.S. Government Plus	1.38%	1,000.00	1,038.10	7.09	1,018.25	7.02
ProFund VP UltraBull	1.54%	1,000.00	1,188.40	8.49	1,017.44	7.83
ProFund VP UltraMid-Cap	1.68%	1,000.00	1,103.90	8.91	1,016.74	8.54
ProFund VP UltraNasdaq-100	1.68%	1,000.00	1,262.60	9.58	1,016.74	8.54
ProFund VP UltraShort Dow 30	1.83%	1,000.00	840.80	8.49	1,015.98	9.30
ProFund VP UltraShort Nasdaq-100	1.68%	1,000.00	754.90	7.43	1,016.74	8.54
ProFund VP UltraSmall-Cap	1.68%	1,000.00	1,117.30	8.97	1,016.74	8.54
ProFund VP Utilities	1.68%	1,000.00	1,081.80	8.82	1,016.74	8.54

(1)	Expenses are equal to the average account value, multiplied by the ProFund VP's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

402 :: Trustees and Executive Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

William D. Fertig c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (122)	Context Capital

Russell S. Reynolds, III c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. and predecessor company (Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (122)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Capital Partners LLC (Real Estate Development): Managing Principal (2010 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (122)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (122)

*	The "Fund Complex" consists of all operational registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFund Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.
**	Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor and ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).

Victor M. Frye 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present); Chief Compliance Officer of ProFunds Distributors, Inc. (July 2015 to present).

Richard F. Morris 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present	General Counsel of the Advisor, ProShare Advisors, and ProShare Capital Management LLC (December 2015 to present); Chief Legal Officer of ProFunds Distributors, Inc. (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015).

Christopher E. Sabato 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

This Page Intentionally Left Blank

P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q (and successor Forms). Following the Form N-Q filing for the first quarter of 2019, the ProFund VP Government Money Market will no longer be required to file Form N-Q. Effective March 31, 2019, Form N-PORT replaced Form N-Q for all ProFunds VP (except the ProFund VP Government Money Market), and includes complete Schedules of Portfolio Holdings for the first and third fiscal quarters. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/19

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are William D. Fertig and Michael C. Wachs, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

2019 $658,115

2018 $643,813

The fees relate to the audit of the registrants’ annual financial statements paid to PricewaterhouseCoopers LLP.

(b)	Audit-Related Fees:

2019 $0

2018 $0

(c)	Tax Fees:

2019 $143,000

2018 $171,980

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to PricewaterhouseCoopers LLP.

(d)	All Other Fees:

2019 $0

2018 $0

(e)(1)       The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)       No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g)	2019 $143,000

2018 $171,980

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not Applicable

(b)  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)       File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	February 28, 2020

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	February 28, 2020

* Print the name and title of each signing officer under his or her signature.